Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 96.0%
U.S. Treasury Bills — 96.0%
4.34%, 6/17/25*	$42,450,000	$42,375,195
4.26%, 7/17/25*(a)	42,500,000	42,275,929
4.30%, 8/7/25*	36,200,000	35,919,589
4.29%, 9/4/25*(a)	42,310,000	41,844,449
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $162,402,116)		162,415,162
	Shares
EXCHANGE-TRADED FUND — 4.3%
United States — 4.3%
WisdomTree Floating Rate Treasury Fund(b)
(Cost: $7,208,512)	143,500	7,220,920
MUTUAL FUND — 0.3%
United States — 0.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.18%(c)
(Cost: $494,405)	494,405	494,405
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 30.4%
United States — 30.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.27%(c)
(Cost: $51,467,295)	51,467,295	51,467,295
TOTAL INVESTMENTS IN SECURITIES — 131.0% (Cost: $221,572,328)		221,597,782
Other Liabilities less Assets — (31.0)%		(52,394,641)
NET ASSETS — 100.0%		$169,203,141

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Security, or portion thereof, was on loan at May 31, 2025. At May 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $50,455,120 and the total market value of the collateral held by the Fund was $51,467,295.
(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of May 31, 2025.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CAD	Canadian dollar
CHF	Swiss franc
CNH	Offshore Chinese renminbi
EUR	Euro
GBP	British pound
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
SGD	Singapore dollar
TWD	Taiwan new dollar
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2025 were as follows:

Affiliate	Value at 8/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2025	Dividend Income
WisdomTree Floating Rate Treasury Fund	$8,872,655	$14,217,327	$15,873,514	$(5,446)	$9,898	$7,220,920	$321,464

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	6/5/2025	311,439,000	MXN	16,055,095	USD	$–	$(2,505)
Bank of America NA	6/5/2025	13,566,674	USD	98,405,000	CNH	–	(91,661)
Bank of America NA	6/5/2025	5,053,844	USD	6,590,000	SGD	–	(56,291)
Bank of America NA	7/3/2025	15,842,206	USD	308,405,000	MXN	2,358	–
Bank of Montreal	6/5/2025	85,861,000	CNH	11,917,508	USD	–	(246)
Bank of Montreal	6/5/2025	8,435,959	USD	13,170,000	AUD	–	(53,656)
Bank of Montreal	7/3/2025	11,894,749	USD	85,515,000	CNH	711	–
Barclays Bank PLC	6/5/2025	6,745,000	CHF	8,199,671	USD	–	(2,086)
Barclays Bank PLC	6/5/2025	12,936,000	GBP	17,432,178	USD	–	(2,713)
Barclays Bank PLC	6/5/2025	7,856,520,000	KRW	5,686,537	USD	7,067	–
Barclays Bank PLC	7/3/2025	8,167,124	USD	6,695,000	CHF	2,042	–
Barclays Bank PLC	7/3/2025	17,264,672	USD	12,810,000	GBP	2,685	–
Barclays Bank PLC	7/3/2025	5,550,685	USD	7,654,950,000	KRW	–	(531)
Canadian Imperial Bank of Commerce	6/5/2025	22,429,331	USD	30,865,000	CAD	–	(63,867)
Citibank NA	6/5/2025	21,150,000	INR	250,219	USD	–	(3,071)
Citibank NA	6/5/2025	125,000,000	KRW	88,246	USD	2,342	–
Citibank NA	6/5/2025	183,000,000	KRW	130,859	USD	1,761	–
Citibank NA	6/5/2025	22,000,000	TWD	749,166	USD	–	(14,187)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2025

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	6/5/2025	3,530,000	TWD	124,375	USD	$–	$(6,444)
Citibank NA	6/5/2025	2,825,000	TWD	92,888	USD	1,490	–
Citibank NA	6/5/2025	4,800,000	TWD	159,734	USD	625	–
Goldman Sachs	6/5/2025	400,000,000	KRW	291,450	USD	–	(1,570)
Goldman Sachs	6/5/2025	245,000,000	KRW	178,389	USD	–	(838)
Goldman Sachs	6/5/2025	107,330,000	TWD	3,588,432	USD	–	(2,736)
Goldman Sachs	6/5/2025	86,894	USD	121,000,000	KRW	–	(794)
Goldman Sachs	6/5/2025	46,589	USD	1,400,000	TWD	–	(182)
Goldman Sachs	7/3/2025	3,850,673	USD	114,365,000	TWD	–	(3,634)
HSBC Holdings PLC	6/5/2025	27,030,000	CAD	19,698,890	USD	–	(490)
HSBC Holdings PLC	6/5/2025	43,545,000	EUR	49,455,524	USD	–	(6,508)
HSBC Holdings PLC	6/5/2025	12,080,000	INR	143,114	USD	–	(1,954)
HSBC Holdings PLC	6/5/2025	9,060,000	INR	106,890	USD	–	(1,020)
HSBC Holdings PLC	6/5/2025	3,115,085,000	JPY	21,654,467	USD	–	(1,356)
HSBC Holdings PLC	6/5/2025	5,635,000	SGD	4,369,996	USD	–	(404)
HSBC Holdings PLC	6/5/2025	18,007,771	USD	354,655,000	MXN	–	(272,314)
HSBC Holdings PLC	7/3/2025	19,679,234	USD	26,965,000	CAD	–	(127)
HSBC Holdings PLC	7/3/2025	49,567,922	USD	43,565,000	EUR	6,483	–
HSBC Holdings PLC	7/3/2025	21,862,106	USD	3,134,995,000	JPY	1,329	–
HSBC Holdings PLC	7/3/2025	4,439,866	USD	5,715,000	SGD	417	–
JPMorgan Chase Bank NA	6/5/2025	265,000	AUD	170,951	USD	–	(127)
JPMorgan Chase Bank NA	6/5/2025	625,000	CAD	453,333	USD	2,142	–
JPMorgan Chase Bank NA	6/5/2025	155,000	CHF	188,197	USD	183	–
JPMorgan Chase Bank NA	6/5/2025	1,995,000	CNH	277,269	USD	–	(369)
JPMorgan Chase Bank NA	6/5/2025	1,010,000	EUR	1,143,849	USD	3,091	–
JPMorgan Chase Bank NA	6/5/2025	300,000	GBP	398,399	USD	5,810	–
JPMorgan Chase Bank NA	6/5/2025	393,390,000	INR	4,596,215	USD	729	–
JPMorgan Chase Bank NA	6/5/2025	6,190,000	INR	72,759	USD	–	(426)
JPMorgan Chase Bank NA	6/5/2025	12,115,000	INR	141,777	USD	–	(208)
JPMorgan Chase Bank NA	6/5/2025	72,010,000	JPY	498,127	USD	2,418	–
JPMorgan Chase Bank NA	6/5/2025	300,000,000	KRW	215,978	USD	1,431	–
JPMorgan Chase Bank NA	6/5/2025	7,175,000	MXN	364,619	USD	5,204	–
JPMorgan Chase Bank NA	6/5/2025	135,000	SGD	104,190	USD	494	–
JPMorgan Chase Bank NA	6/5/2025	56,282,165	USD	49,580,000	EUR	–	(20,102)
JPMorgan Chase Bank NA	6/5/2025	5,283,600	USD	447,970,000	INR	48,864	–
JPMorgan Chase Bank NA	6/5/2025	24,802,825	USD	3,531,235,000	JPY	257,034	–
JPMorgan Chase Bank NA	7/3/2025	4,640,941	USD	397,905,000	INR	–	(2,329)
Morgan Stanley & Co. International	6/5/2025	19,648,383	USD	14,740,000	GBP	–	(211,722)
Royal Bank of Canada	6/5/2025	70,257	USD	6,015,000	INR	–	(31)
Standard Chartered Bank	6/5/2025	620,000	AUD	403,043	USD	–	(3,380)
Standard Chartered Bank	6/5/2025	182,000	AUD	115,975	USD	1,346	–
Standard Chartered Bank	6/5/2025	355,000	AUD	229,744	USD	–	(904)
Standard Chartered Bank	6/5/2025	11,568,000	AUD	7,457,633	USD	–	(696)
Standard Chartered Bank	6/5/2025	355,000	AUD	229,285	USD	–	(446)
Standard Chartered Bank	6/5/2025	835,000	CAD	598,835	USD	9,680	–
Standard Chartered Bank	6/5/2025	500,000	CAD	357,830	USD	6,551	–
Standard Chartered Bank	6/5/2025	830,000	CAD	601,857	USD	3,014	–
Standard Chartered Bank	6/5/2025	1,460,000	CAD	1,061,833	USD	2,158	–
Standard Chartered Bank	6/5/2025	120,000	CHF	142,341	USD	3,502	–
Standard Chartered Bank	6/5/2025	210,000	CHF	252,144	USD	3,082	–
Standard Chartered Bank	6/5/2025	300,000	CHF	366,393	USD	–	(1,786)
Standard Chartered Bank	6/5/2025	205,000	CHF	250,154	USD	–	(1,006)
Standard Chartered Bank	6/5/2025	4,655,000	CNH	647,224	USD	–	(1,124)
Standard Chartered Bank	6/5/2025	2,660,000	CNH	370,280	USD	–	(1,080)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2025

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Standard Chartered Bank	6/5/2025	1,359,000	CNH	189,123	USD	$–	$(497)
Standard Chartered Bank	6/5/2025	3,200,000	CNH	444,133	USD	18	–
Standard Chartered Bank	6/5/2025	700,000	EUR	777,513	USD	17,396	–
Standard Chartered Bank	6/5/2025	1,300,000	EUR	1,462,614	USD	13,645	–
Standard Chartered Bank	6/5/2025	2,350,000	EUR	2,677,461	USD	–	(8,838)
Standard Chartered Bank	6/5/2025	1,340,000	EUR	1,519,095	USD	2,588	–
Standard Chartered Bank	6/5/2025	400,000	GBP	531,832	USD	7,112	–
Standard Chartered Bank	6/5/2025	700,000	GBP	936,670	USD	6,483	–
Standard Chartered Bank	6/5/2025	204,000	GBP	268,869	USD	5,993	–
Standard Chartered Bank	6/5/2025	400,000	GBP	534,396	USD	4,549	–
Standard Chartered Bank	6/5/2025	150,000,000	JPY	1,056,673	USD	–	(14,015)
Standard Chartered Bank	6/5/2025	50,000,000	JPY	337,785	USD	9,768	–
Standard Chartered Bank	6/5/2025	96,210,000	JPY	665,364	USD	3,396	–
Standard Chartered Bank	6/5/2025	95,405,000	JPY	665,765	USD	–	(2,600)
Standard Chartered Bank	6/5/2025	16,665,000	MXN	844,494	USD	14,475	–
Standard Chartered Bank	6/5/2025	9,590,000	MXN	485,643	USD	8,657	–
Standard Chartered Bank	6/5/2025	4,901,000	MXN	249,289	USD	3,325	–
Standard Chartered Bank	6/5/2025	9,640,000	MXN	497,944	USD	–	(1,067)
Standard Chartered Bank	6/5/2025	480,000	SGD	373,458	USD	–	(1,248)
Standard Chartered Bank	6/5/2025	190,000	SGD	146,908	USD	425	–
Standard Chartered Bank	6/5/2025	175,000	SGD	135,901	USD	–	(200)
Standard Chartered Bank	6/5/2025	112,362	USD	175,000	AUD	–	(446)
Standard Chartered Bank	6/5/2025	298,454	USD	415,000	CAD	–	(3,981)
Standard Chartered Bank	6/5/2025	126,771	USD	105,000	CHF	–	(842)
Standard Chartered Bank	6/5/2025	183,863	USD	1,325,000	CNH	–	(43)
Standard Chartered Bank	6/5/2025	750,861	USD	665,000	EUR	–	(4,303)
Standard Chartered Bank	6/5/2025	267,767	USD	200,000	GBP	–	(1,705)
Standard Chartered Bank	6/5/2025	328,969	USD	47,475,000	JPY	–	(1,032)
Standard Chartered Bank	6/5/2025	246,169	USD	4,755,000	MXN	1,081	–
Standard Chartered Bank	6/5/2025	19,322	USD	25,000	SGD	–	(64)
Standard Chartered Bank	6/5/2025	4,363,451	USD	139,085,000	TWD	–	(283,120)
Standard Chartered Bank	7/3/2025	7,410,369	USD	11,490,000	AUD	721	–
UBS Group AG	6/5/2025	9,279,371	USD	7,630,000	CHF	6,195	–
UBS Group AG	6/5/2025	6,323,042	USD	8,988,520,000	KRW	–	(190,921)
						$491,870	$(1,351,843)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$162,415,162	$–	$162,415,162
Exchange-Traded Fund	7,220,920	–	–	7,220,920
Mutual Fund	–	494,405	–	494,405
Investment of Cash Collateral for Securities Loaned	–	51,467,295	–	51,467,295
Total Investments in Securities	$7,220,920	$214,376,862	$–	$221,597,782
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$491,870	$–	$491,870
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(1,351,843)	$–	$(1,351,843)
Total - Net	$7,220,920	$213,516,889	$–	$220,737,809

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

May 31, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 62.5%
U.S. Treasury Bills — 62.5%
4.31%, 6/5/25*	$3,480,000	$3,478,773
4.29%, 7/8/25*	3,375,000	3,360,773
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $6,838,729)		6,839,546
	Shares
EXCHANGE-TRADED FUND — 3.7%
United States — 3.7%
WisdomTree Floating Rate Treasury Fund(a)
(Cost: $401,856)	8,000	402,560
	Principal Amount
REPURCHASE AGREEMENT — 31.9%
United States — 31.9%
Citigroup, Inc., tri-party repurchase agreement dated 5/30/25 (tri-party custodian: The Bank of New York Mellon Corp.), 4.35% due 6/2/25; Proceeds at maturity – $3,491,265 (fully collateralized by U.S. Treasury Note, 2.00% due 11/15/26; Market value including accrued interest – $3,559,824)
(Cost: $3,490,000)	3,490,000	3,490,000
TOTAL INVESTMENTS IN SECURITIES — 98.1% (Cost: $10,730,585)		10,732,106
Other Assets less Liabilities — 1.9%		203,493
NET ASSETS — 100.0%		$10,935,599

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

CURRENCY ABBREVIATIONS:
BRL	Brazilian Real
CLP	Chilean peso
CNH	Offshore Chinese renminbi
COP	Colombian peso
IDR	Indonesian rupiah
INR	Indian rupee
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PHP	Philippines peso
PLN	Polish zloty
THB	Thai baht
TRY	Turkish lira
USD	United States dollar
ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Currency Strategy Fund (CEW)

May 31, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2025 were as follows:

Affiliate	Value at 8/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2025	Dividend Income
WisdomTree Floating Rate Treasury Fund	$341,836	$100,626	$40,250	$86	$262	$402,560	$11,032

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	8/6/2025	735,000	BRL	126,834	USD	$–	$(481)
Bank of America NA	8/6/2025	3,740,000	CNH	518,148	USD	3,659	–
Bank of America NA	8/6/2025	2,151,530,000	IDR	128,911	USD	2,397	–
Bank of America NA	8/6/2025	7,195,000	PHP	128,551	USD	145	–
Bank of America NA	8/6/2025	29,175,000	PHP	521,821	USD	31	–
Citibank NA	8/6/2025	4,240,000	THB	127,079	USD	2,706	–
Goldman Sachs	8/6/2025	725,000	BRL	125,357	USD	–	(723)
Goldman Sachs	8/6/2025	930,000	CNH	130,192	USD	–	(438)
Goldman Sachs	8/6/2025	2,510,000	MXN	126,558	USD	1,785	–
Goldman Sachs	8/6/2025	550,000	MYR	131,895	USD	–	(2,165)
Goldman Sachs	8/6/2025	550,000	MYR	128,077	USD	1,653	–
Goldman Sachs	8/6/2025	1,950,000	PLN	515,791	USD	4,238	–
Goldman Sachs	8/6/2025	485,000	PLN	128,611	USD	730	–
Goldman Sachs	8/6/2025	4,275,000	THB	130,148	USD	708	–
Goldman Sachs	8/6/2025	3,500,000	TRY	81,870	USD	1,454	–
Goldman Sachs	8/6/2025	9,700,000	ZAR	517,928	USD	16,726	–
Goldman Sachs	8/6/2025	2,380,000	ZAR	129,105	USD	2,078	–
HSBC Holdings PLC	8/6/2025	2,990,000	BRL	514,435	USD	–	(430)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Currency Strategy Fund (CEW)

May 31, 2025

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	8/6/2025	121,395,000	CLP	128,189	USD	$231	$–
HSBC Holdings PLC	8/6/2025	2,206,905,000	COP	515,439	USD	10,859	–
HSBC Holdings PLC	8/6/2025	544,425,000	COP	126,463	USD	3,370	–
HSBC Holdings PLC	8/6/2025	8,721,520,000	IDR	524,644	USD	7,631	–
HSBC Holdings PLC	8/6/2025	44,465,000	INR	522,233	USD	–	(4,377)
HSBC Holdings PLC	8/6/2025	17,195,000	THB	518,925	USD	7,408	–
JPMorgan Chase Bank NA	8/6/2025	492,100,000	CLP	518,715	USD	1,862	–
JPMorgan Chase Bank NA	8/6/2025	740,480,000	KRW	522,875	USD	15,831	–
JPMorgan Chase Bank NA	8/6/2025	22,115,000	TRY	516,062	USD	10,428	–
Morgan Stanley & Co. International	8/6/2025	121,000,000	CLP	128,573	USD	–	(571)
Morgan Stanley & Co. International	8/6/2025	541,000,000	COP	124,741	USD	4,276	–
Morgan Stanley & Co. International	8/6/2025	10,295,000	MXN	518,163	USD	8,246	–
Morgan Stanley & Co. International	8/6/2025	2,235,000	MYR	521,400	USD	5,775	–
Royal Bank of Canada	8/6/2025	2,125,000,000	IDR	129,189	USD	500	–
Royal Bank of Canada	8/6/2025	10,815,000	INR	127,632	USD	–	(1,676)
Royal Bank of Canada	8/6/2025	182,000,000	KRW	132,992	USD	–	(586)
Royal Bank of Canada	8/6/2025	7,150,000	PHP	128,389	USD	–	(498)
UBS Group AG	8/6/2025	925,000	CNH	128,008	USD	1,048	–
UBS Group AG	8/6/2025	10,970,000	INR	128,650	USD	–	(889)
UBS Group AG	8/6/2025	182,670,000	KRW	127,898	USD	4,996	–
UBS Group AG	8/6/2025	2,540,000	MXN	127,989	USD	1,887	–
UBS Group AG	8/6/2025	480,000	PLN	126,265	USD	1,742	–
UBS Group AG	8/6/2025	5,455,000	TRY	127,615	USD	2,251	–
UBS Group AG	8/6/2025	2,395,000	ZAR	127,764	USD	4,246	–
						$130,897	$(12,834)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$6,839,546	$–	$6,839,546
Exchange-Traded Fund	402,560	–	–	402,560
Repurchase Agreement	–	3,490,000	–	3,490,000
Total Investments in Securities	$402,560	$10,329,546	$–	$10,732,106
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$130,897	$–	$130,897
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(12,834)	$–	$(12,834)
Total - Net	$402,560	$10,447,609	$–	$10,850,169

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree 1-3 Year Laddered Treasury Fund (USSH)

May 31, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 98.8%
U.S. Treasury Notes — 98.8%
4.63%, 6/30/26	$427,100	$429,269
4.38%, 7/31/26	436,500	437,822
3.75%, 8/31/26	441,600	439,884
3.50%, 9/30/26	444,500	441,462
4.13%, 10/31/26	434,200	434,768
4.25%, 11/30/26	432,800	434,347
4.25%, 12/31/26	434,400	436,105
4.13%, 1/31/27	437,200	438,293
4.13%, 2/28/27	437,200	438,489
3.88%, 3/31/27	442,400	441,968
3.75%, 4/30/27	442,800	441,477
3.88%, 5/31/27	424,000	423,876
4.63%, 6/15/27	429,000	435,083
4.38%, 7/15/27	431,500	435,663
3.75%, 8/15/27	441,000	439,708
3.38%, 9/15/27	444,200	439,428
3.88%, 10/15/27	440,400	440,348
4.13%, 11/15/27	422,600	424,994
4.00%, 12/15/27	433,800	435,257
4.25%, 1/15/28	432,400	436,420
4.25%, 2/15/28	433,600	437,834
3.88%, 3/15/28	434,800	435,089
3.75%, 4/15/28	442,800	441,468
3.75%, 5/15/28	450,000	448,717
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $10,478,946)		10,487,769
	Shares
MUTUAL FUND — 0.2%
United States — 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.18%(a)
(Cost: $19,261)	19,261	19,261
TOTAL INVESTMENTS IN SECURITIES — 99.0% (Cost: $10,498,207)		10,507,030
Other Assets less Liabilities — 1.0%		106,630
NET ASSETS — 100.0%		$10,613,660

(a)	Rate shown represents annualized 7-day yield as of May 31, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree 1-3 Year Laddered Treasury Fund (USSH)

May 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$10,487,769	$–	$10,487,769
Mutual Fund	–	19,261	–	19,261
Total Investments in Securities	$–	$10,507,030	$–	$10,507,030

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree 7-10 Year Laddered Treasury Fund (USIN)

May 31, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 99.3%
U.S. Treasury Notes — 99.3%
2.75%, 8/15/32	$318,500	$290,233
4.13%, 11/15/32	294,400	293,204
3.50%, 2/15/33	301,900	287,607
3.38%, 5/15/33	303,100	285,435
3.88%, 8/15/33	289,100	281,330
4.50%, 11/15/33	279,100	283,374
4.00%, 2/15/34	294,000	287,362
4.38%, 5/15/34	284,400	285,333
3.88%, 8/15/34	299,800	288,979
4.25%, 11/15/34	290,500	287,799
4.63%, 2/15/35	281,200	286,626
4.25%, 5/15/35	298,000	294,764
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $3,515,549)		3,452,046
	Shares
MUTUAL FUND — 1.0%
United States — 1.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.18%(a)
(Cost: $34,383)	34,383	34,383
TOTAL INVESTMENTS IN SECURITIES — 100.3% (Cost: $3,549,932)		3,486,429
Other Liabilities less Assets — (0.3)%		(9,310)
NET ASSETS — 100.0%		$3,477,119

(a)	Rate shown represents annualized 7-day yield as of May 31, 2025.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$3,452,046	$–	$3,452,046
Mutual Fund	–	34,383	–	34,383
Total Investments in Securities	$–	$3,486,429	$–	$3,486,429

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Bianco Total Return Fund (WTBN)

May 31, 2025

Investments	Shares	Value
EXCHANGE-TRADED FUNDS — 99.9%
United States — 99.9%
iShares 0-5 Year TIPS Bond ETF	$30,680	$3,151,143
iShares 3-7 Year Treasury Bond ETF(a)	76,947	9,094,366
iShares 7-10 Year Treasury Bond ETF	83,543	7,900,661
iShares BBB Rated Corporate Bond ETF(b)	33,233	2,840,757
iShares MBS ETF	218,535	20,247,268
Schwab Long-Term U.S. Treasury ETF	30,392	949,447
Schwab Short-Term U.S. Treasury ETF	129,542	3,150,461
Vanguard Intermediate-Term Corporate Bond ETF(a)	30,936	2,528,090
Vanguard Long-Term Corporate Bond ETF	11,975	886,868
Vanguard Short-Term Corporate Bond ETF	77,358	6,118,244
WisdomTree Emerging Markets Local Debt Fund(b)	230,660	6,276,259
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $62,911,120)		63,143,564
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.18%(c)
(Cost: $27,477)	27,477	27,477
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 15.1%
United States — 15.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.27%(c)
(Cost: $9,512,184)	9,512,184	9,512,184
TOTAL INVESTMENTS IN SECURITIES — 115.0% (Cost: $72,450,781)		72,683,225
Other Liabilities less Assets — (15.0)%		(9,495,116)
NET ASSETS — 100.0%		$63,188,109

(a)	Security, or portion thereof, was on loan at May 31, 2025. At May 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,346,520 and the total market value of the collateral held by the Fund was $9,512,184.
(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of May 31, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Bianco Total Return Fund (WTBN)

May 31, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2025 were as follows:

Affiliate	Value at 8/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2025	Dividend Income
iShares BBB Rated Corporate Bond ETF	$344,279	$2,845,901	$327,466	$(6,381)	$(15,576)	$2,840,757	$59,656
WisdomTree Bloomberg U.S. Dollar Bullish Fund^	346,672	5,005,450	5,322,747	(28,485)	(890)	–	176,712
WisdomTree Emerging Markets Local Debt Fund	—	6,429,337	267,171	(431)	114,524	6,276,259	57,735
Total	$690,951	$14,280,688	$5,917,384	$(35,297)	$98,058	$9,117,016	$294,103

^	As of May 31, 2025, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$63,143,564	$–	$–	$63,143,564
Mutual Fund	–	27,477	–	27,477
Investment of Cash Collateral for Securities Loaned	–	9,512,184	–	9,512,184
Total Investments in Securities	$63,143,564	$9,539,661	$–	$72,683,225

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Core Laddered Municipal Fund (WTMU)

May 31, 2025

Investments	Principal Amount	Value
MUNICIPAL BONDS — 98.1%
Alaska — 1.3%
State of Alaska International Airports System, Series A, Revenue Bond
5.00%, 10/1/35	$35,000	$38,653
Arizona — 3.6%
Arizona Board of Regents, Series B, Revenue Bond
5.00%, 7/1/39	100,000	107,146
California — 3.9%
Los Angeles Department of Water & Power, Series C, Revenue Bond
5.00%, 7/1/40	115,000	118,264
Colorado — 3.1%
City & County of Denver CO Pledged Excise Tax Revenue, Series A, Revenue Bond
5.00%, 8/1/31	25,000	27,708
Colorado Health Facilities Authority, Series A, Revenue Bond
5.00%, 5/15/32	30,000	33,146
State of Colorado, Highway Impt., Series A
5.00%, 12/15/30	30,000	32,924
Total Colorado		93,778
Connecticut — 1.6%
State of Connecticut, Public Impt., Series F, G.O. Bond
5.00%, 11/15/38	45,000	48,998
District of Columbia — 1.2%
District of Columbia, Revenue Bond
5.00%, 4/1/27	35,000	36,166
Florida — 8.4%
City of Jacksonville, Public Impt., Series A, Revenue Bond
5.00%, 10/1/39	20,000	21,291
Florida Municipal Power Agency, Series A, Revenue Bond
5.00%, 10/1/26	35,000	35,941
JEA Electric System Revenue, Revenue Bond
5.00%, 10/1/29	130,000	140,625
Manatee County School District, School Impt., Series CO
5.00%, 7/1/37	25,000	26,671
Orange County Health Facilities Authority, Series A, Revenue Bond
5.00%, 10/1/36	25,000	26,845
Total Florida		251,373
Illinois — 6.8%
City of Chicago IL Wastewater Transmission Revenue, Series A, Revenue Bond, BAM
5.00%, 1/1/38	120,000	128,267
Kane Cook & DuPage Counties School District No. U-46 Elgin, School Impt., G.O. Bond
5.00%, 1/1/40	45,000	47,295
Metropolitan Water Reclamation District of Greater Chicago, Water Utility Impt., Series A, G.O. Bond
5.00%, 12/1/28	25,000	26,784
Total Illinois		202,346
Massachusetts — 5.0%
Massachusetts Development Finance Agency, Series 2, Revenue Bond
5.00%, 7/1/35	30,000	32,580
Massachusetts Development Finance Agency, Series A, Revenue Bond
5.00%, 10/15/28	110,000	116,766
Total Massachusetts		149,346

Michigan — 6.2%
Detroit Regional Convention Facility Authority, Series C, Revenue Bond
5.00%, 10/1/34	50,000	54,092
Michigan Finance Authority, Revenue Bond
5.00%, 4/15/32	120,000	131,647
Total Michigan		185,739
Minnesota — 4.3%
City of Minneapolis MN/St Paul Housing & Redevelopment Authority, Revenue Bond
5.00%, 8/15/35	115,000	127,705
Missouri — 4.7%
City of Kansas City, Series A, G.O. Bond
5.00%, 2/1/28	55,000	58,050
Missouri Joint Municipal Electric Utility Commission, Revenue Bond
5.00%, 1/1/34	75,000	82,915
Total Missouri		140,965
Nevada — 2.0%
Clark County School District, Series E, G.O. Bond
5.00%, 6/15/26	25,000	25,503
County of Clark Department of Aviation, Revenue Bond
5.00%, 7/1/26	35,000	35,775
Total Nevada		61,278
New York — 9.6%
New York City Industrial Development Agency, Revenue Bond
5.00%, 3/1/30	120,000	129,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bond
5.00%, 11/1/33	120,000	132,062
New York Transportation Development Corp., Revenue Bond
5.00%, 12/1/30	25,000	26,886
Total New York		287,948
Oklahoma — 0.9%
Oklahoma County Finance Authority, School Impt., Revenue Bond
5.00%, 9/1/34	25,000	27,367
Pennsylvania — 18.0%
City of Philadelphia, Public Impt., Series A, G.O. Bond
5.00%, 8/1/27	25,000	25,984
Monroeville Finance Authority, Series B, Revenue Bond
5.00%, 2/15/31	35,000	37,634
Northampton County General Purpose Authority, Series A1, Revenue Bond
5.00%, 8/15/36	110,000	118,387
5.00%, 8/15/40	20,000	20,794
Pennsylvania Economic Development Financing Authority, Series A, Revenue Bond
5.00%, 5/15/37	100,000	105,184
Pennsylvania Turnpike Commission, Public Impt., Series A, Revenue Bond
5.00%, 12/1/38	40,000	42,999
Philadelphia Gas Works Co., Series A, Revenue Bond
5.00%, 8/1/37	35,000	37,774
Pittsburgh Water & Sewer Authority, Water Utility Impt., Series A, Revenue Bond
5.00%, 9/1/31	100,000	110,866

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Core Laddered Municipal Fund (WTMU)

May 31, 2025

Investments	Principal Amount	Value
Sports & Exhibition Authority of Pittsburgh & Allegheny County, Stadium Impt., Series A, Revenue Bond
5.00%, 2/1/33	$35,000	$38,119
Total Pennsylvania		537,741
South Carolina — 4.6%
South Carolina Public Service Authority, Water Utility Impt., Series A, Revenue Bond
5.00%, 12/1/27	120,000	125,704
5.00%, 12/1/33	10,000	11,045
Total South Carolina		136,749
Tennessee — 0.7%
City of Franklin, Public Impt., G.O. Bond
5.00%, 4/1/27	20,000	20,804
Texas — 10.7%
City of Dallas, Public Impt., G.O. Bond
5.00%, 2/15/26	130,000	131,782
City of Houston TX Combined Utility System Revenue, Series A, Revenue Bond
5.00%, 11/15/29	40,000	43,325
City of San Antonio TX Electric & Gas Systems Revenue, Series B, Revenue Bond
4.00%, 2/1/33	20,000	20,768
Harris County Cultural Education Facilities Finance Corp., Series B, Revenue Bond
5.00%, 7/1/34	40,000	44,405
Lower Colorado River Authority, Revenue Bond
5.00%, 5/15/36	35,000	37,859
5.00%, 5/15/39	40,000	42,250
Total Texas		320,389
Washington — 1.5%
Port of Seattle, Series A, Revenue Bond
5.00%, 8/1/32	40,000	44,471
TOTAL MUNICIPAL BONDS
(Cost: $2,913,881)		2,937,226
	Shares
MUTUAL FUND — 0.7%
BlackRock Liquidity MuniCash, Institutional shares, 2.02%(a)
(Cost: $20,266)	20,264	20,266
TOTAL INVESTMENTS IN SECURITIES — 98.8% (Cost: $2,934,147)		2,957,492
Other Assets less Liabilities — 1.2%		36,873
NET ASSETS — 100.0%		$2,994,365

(a)	Rate shown represents annualized 7-day yield as of May 31, 2025.

ABBREVIATIONS:
BAM	Build America Mutual Assurance Co.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Core Laddered Municipal Fund (WTMU)

May 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Municipal Bonds	$–	$2,937,226	$–	$2,937,226
Mutual Fund	–	20,266	–	20,266
Total Investments in Securities	$–	$2,957,492	$–	$2,957,492

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2025

Investments	Principal Amount	Value
CORPORATE BONDS — 89.6%
Argentina — 2.6%
Pluspetrol SA
8.50%, 5/30/32(a)	$400,000	$399,600
Telecom Argentina SA
9.25%, 5/28/33(a)	500,000	501,150
Transportadora de Gas del Sur SA
8.50%, 7/24/31(a)	260,000	272,376
YPF SA
9.50%, 1/17/31(a)	350,000	365,225
8.25%, 1/17/34(a)	300,000	296,223
Total Argentina		1,834,574
Australia — 0.8%
AngloGold Ashanti Holdings PLC
3.75%, 10/1/30	600,000	555,477
Brazil — 7.5%
Ambipar Lux SARL
10.88%, 2/5/33(a)	450,000	419,157
Banco Votorantim SA
5.88%, 4/8/28(a)	250,000	251,154
Braskem Netherlands Finance BV
8.00%, 10/15/34(a)	200,000	179,200
Embraer Netherlands Finance BV
7.00%, 7/28/30(a)	400,000	425,070
Minerva Luxembourg SA
4.38%, 3/18/31(b)	925,000	821,400
NBM U.S. Holdings, Inc.
7.00%, 5/14/26(b)	237,000	237,474
Nexa Resources SA
6.60%, 4/8/37(a)	825,000	820,875
Raizen Fuels Finance SA
5.70%, 1/17/35(a)	650,000	604,630
6.70%, 2/25/37(a)(c)	300,000	290,415
Samarco Mineracao SA
9.50%, 6/30/31, PIK(b)	306,750	297,931
Sitios Latinoamerica SAB de CV
6.00%, 11/25/29(a)	630,000	638,977
Suzano International Finance BV
5.50%, 1/17/27	400,000	404,570
Total Brazil		5,390,853
Chile — 5.9%
Antofagasta PLC
6.25%, 5/2/34(a)	200,000	203,255
Banco de Credito & Inversiones SA
2.88%, 10/14/31(b)	200,000	175,750
Banco del Estado de Chile
7.95%, 5/2/29, (7.95% fixed rate until 5/2/29; 5-year Constant Maturity Treasury Rate + 3.228% thereafter)(a)(d)(e)	400,000	416,000
Celulosa Arauco y Constitucion SA
3.88%, 11/2/27	450,000	437,218
6.18%, 5/5/32(a)	300,000	301,254
Cencosud SA
5.95%, 5/28/31(a)(c)	400,000	407,600
Chile Electricity Lux Mpc II SARL
5.58%, 10/20/35(a)	293,252	292,169
5.67%, 10/20/35(a)	400,000	399,160
Engie Energia Chile SA
3.40%, 1/28/30(b)	450,000	408,938
6.38%, 4/17/34(a)	200,000	204,170
Inversiones CMPC SA
6.13%, 2/26/34(a)	300,000	298,635
Sociedad Quimica y Minera de Chile SA
5.50%, 9/10/34(a)	550,000	525,800
Telefonica Moviles Chile SA
3.54%, 11/18/31(b)(c)	300,000	186,450
Total Chile		4,256,399
China — 3.8%
Alibaba Group Holding Ltd.
5.25%, 5/26/35(a)	1,000,000	999,150
ENN Clean Energy International Investment Ltd.
3.38%, 5/12/26(a)(c)	500,000	491,930
Lenovo Group Ltd.
3.42%, 11/2/30(b)	400,000	370,807
6.54%, 7/27/32(a)(c)	330,000	351,430
Prosus NV
3.06%, 7/13/31(b)	550,000	475,750
Total China		2,689,067
Colombia — 4.2%
Aris Mining Corp.
8.00%, 10/31/29(a)	700,000	712,600
Bancolombia SA
8.63%, 12/24/34, (8.625% fixed rate until 12/24/29; 5-year Constant Maturity Treasury Rate + 4.32% thereafter)(e)	525,000	551,513
Ecopetrol SA
8.88%, 1/13/33	350,000	357,420
8.38%, 1/19/36	440,000	419,998
Grupo Energia Bogota SA ESP
7.85%, 11/9/33(a)	475,000	526,062
SURA Asset Management SA
6.35%, 5/13/32(a)	400,000	414,944
Total Colombia		2,982,537
Dominican Republic — 0.4%
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 6/30/34(a)	250,000	253,980
Guatemala — 1.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
5.25%, 4/27/29(a)	660,000	635,910
CT Trust
5.13%, 2/3/32(b)	450,000	413,438
Total Guatemala		1,049,348
Hong Kong — 2.2%
AIA Group Ltd.
4.95%, 3/30/35(a)	700,000	683,343
Melco Resorts Finance Ltd.
5.75%, 7/21/28(b)	700,000	673,925

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2025

Investments	Principal Amount	Value
Prudential Funding Asia PLC
2.95%, 11/3/33, (2.95% fixed rate until 11/3/28; 5-year Constant Maturity Treasury Rate + 1.517% thereafter)(b)(e)	$200,000	$184,936
Total Hong Kong		1,542,204
Hungary — 0.6%
OTP Bank Nyrt
7.30%, 7/30/35, (7.30% fixed rate until 7/30/30; 5-year Constant Maturity Treasury Rate + 2.861% thereafter)(b)(e)	400,000	406,876
India — 4.8%
Adani Ports & Special Economic Zone Ltd.
4.38%, 7/3/29(b)	250,000	233,075
Biocon Biologics Global PLC
6.67%, 10/9/29(a)	250,000	234,375
IRB Infrastructure Developers Ltd.
7.11%, 3/11/32(a)	775,000	769,188
JSW Steel Ltd.
5.05%, 4/5/32(a)	300,000	271,500
Network i2i Ltd.
3.98%, 3/3/26, (3.975% fixed rate until 6/3/26; 5-year Constant Maturity Treasury Rate + 3.39% thereafter)(a)(d)(e)	700,000	689,937
Periama Holdings LLC
5.95%, 4/19/26(b)	250,000	249,450
Reliance Industries Ltd.
2.88%, 1/12/32(a)	285,000	249,525
Summit Digitel Infrastructure Ltd.
2.88%, 8/12/31(a)	550,000	479,952
Vedanta Resources Finance II PLC
10.88%, 9/17/29(a)	250,000	247,825
Total India		3,424,827
Indonesia — 0.7%
Medco Cypress Tree Pte. Ltd.
8.63%, 5/19/30(a)(c)	500,000	504,000
Israel — 2.9%
Bank Leumi Le-Israel BM
3.28%, 1/29/31, (3.275% fixed rate until 1/29/26; 5-year Constant Maturity Treasury Rate + 1.631% thereafter)(b)(e)	400,000	391,300
Energean Israel Finance Ltd.
8.50%, 9/30/33(b)	300,000	306,375
Israel Discount Bank Ltd.
5.38%, 1/26/28(b)	375,000	375,644
Israel Electric Corp. Ltd.
4.25%, 8/14/28(b)	300,000	290,892
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26	300,000	292,875
8.13%, 9/15/31(c)	400,000	443,936
Total Israel		2,101,022
Ivory Coast — 0.3%
Endeavour Mining PLC
7.00%, 5/28/30(a)	250,000	249,005
Kazakhstan — 1.5%
Kaspi.KZ JSC
6.25%, 3/26/30(a)	550,000	545,325
KazMunayGas National Co. JSC
3.50%, 4/14/33(b)	425,000	358,462
6.38%, 10/24/48(b)	225,000	201,586
Total Kazakhstan		1,105,373
Kuwait — 2.5%
EQUATE Petrochemical Co.
4.25%, 11/3/26(b)	500,000	496,406
MEGlobal BV
2.63%, 4/28/28(a)	550,000	517,171
NBK SPC Ltd.
5.50%, 6/6/30, (5.50% fixed rate until 6/6/29; Secured Overnight Financing Rate + 1.16% thereafter)(a)(e)	500,000	511,875
NBK Tier 1 Financing 2 Ltd.
4.50%, 8/27/25, (4.50% fixed rate until 11/27/25; 6-Year Constant Maturity Treasury Rate + 2.832% thereafter)(a)(d)(e)	300,000	297,450
Total Kuwait		1,822,902
Luxembourg — 0.6%
Altice Financing SA
5.00%, 1/15/28(b)	200,000	157,500
5.75%, 8/15/29(a)	325,000	249,610
Total Luxembourg		407,110
Macau — 3.2%
MGM China Holdings Ltd.
4.75%, 2/1/27(b)	425,000	417,350
7.13%, 6/26/31(b)	200,000	204,000
Sands China Ltd.
5.40%, 8/8/28(c)	950,000	947,922
Studio City Finance Ltd.
5.00%, 1/15/29(b)	250,000	226,637
Wynn Macau Ltd.
5.63%, 8/26/28(b)	225,000	217,125
5.13%, 12/15/29(b)	300,000	280,242
Total Macau		2,293,276
Malaysia — 2.2%
GENM Capital Labuan Ltd.
3.88%, 4/19/31(a)	375,000	331,406
Gohl Capital Ltd.
4.25%, 1/24/27(b)	475,000	465,500
MISC Capital Two Labuan Ltd.
3.75%, 4/6/27(a)	780,000	767,142
Total Malaysia		1,564,048
Mexico — 6.4%
Banco Mercantil del Norte SA
8.75%, 5/20/35, (8.75% fixed rate until 5/20/35; 10-year Constant Maturity Treasury Rate + 4.299% thereafter)(a)(d)(e)	350,000	347,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2025

Investments	Principal Amount	Value
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico
7.63%, 2/11/35, (7.625% fixed rate until 2/11/30; 5-year Constant Maturity Treasury Rate + 3.375% thereafter)(a)(e)	$600,000	$610,500
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy
7.88%, 2/15/39(a)	200,000	201,750
Cemex SAB de CV
5.13%, 6/8/26, (5.125% fixed rate until 9/8/26; 5-year Constant Maturity Treasury Rate + 4.534% thereafter)(b)(d)(e)	625,000	619,219
El Puerto de Liverpool SAB de CV
6.26%, 1/22/32(a)	240,000	244,729
6.66%, 1/22/37(a)	280,000	282,275
Gruma SAB de CV
5.76%, 12/9/54(a)	200,000	184,929
Industrias Penoles SAB de CV
4.15%, 9/12/29(b)	700,000	673,316
Petroleos Mexicanos
6.88%, 8/4/26(c)	500,000	496,700
Trust Fibra Uno
7.70%, 1/23/32(a)	200,000	204,660
7.38%, 2/13/34(a)	450,000	440,437
8.25%, 1/23/37(a)	280,000	282,632
Total Mexico		4,588,522
Morocco — 1.8%
OCP SA
6.75%, 5/2/34(a)	400,000	405,400
6.70%, 3/1/36(a)	650,000	639,925
6.88%, 4/25/44(b)	250,000	234,776
Total Morocco		1,280,101
Nigeria — 0.8%
IHS Holding Ltd.
8.25%, 11/29/31(a)	400,000	399,124
SEPLAT Energy PLC
9.13%, 3/21/30(b)	200,000	190,400
Total Nigeria		589,524
Oman — 0.4%
Oryx Funding Ltd.
5.80%, 2/3/31(a)	250,000	251,105
Panama — 1.4%
AES Panama Generation Holdings SRL
4.38%, 5/31/30(a)	189,633	168,774
4.38%, 5/31/30(b)	402,971	358,644
C&W Senior Finance Ltd.
9.00%, 1/15/33(a)	500,000	496,975
Total Panama		1,024,393
Peru — 5.4%
Banco de Credito del Peru S.A.
6.45%, 7/30/35, (6.45% fixed rate until 7/30/30; 5-year Constant Maturity Treasury Rate + 2.486% thereafter)(a)(e)	780,000	790,444
Banco de Credito del Peru SA
3.13%, 7/1/30, (3.125% fixed rate until 7/1/25; 5-year Constant Maturity Treasury Rate + 3.00% thereafter)(b)(e)	500,000	498,750
Cia de Minas Buenaventura SAA
6.80%, 2/4/32(a)	250,000	252,432
Hunt Oil Co. of Peru LLC Sucursal Del Peru
7.75%, 11/5/38(a)	875,000	906,159
InRetail Consumer
3.25%, 3/22/28(b)	975,000	916,003
Niagara Energy SAC
5.75%, 10/3/34(a)	250,000	245,162
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA
6.24%, 7/3/36(a)	260,000	264,631
Total Peru		3,873,581
Philippines — 0.4%
San Miguel Global Power Holdings Corp.
8.75%, 6/12/29, (8.75% fixed rate until 9/12/29; 5-year Constant Maturity Treasury Rate + 7.732% thereafter)(b)(d)(e)	250,000	252,475
Poland — 1.0%
Canpack SA/Canpack U.S. LLC
3.13%, 11/1/25(a)	384,000	379,200
ORLEN SA
6.00%, 1/30/35(a)	350,000	354,156
Total Poland		733,356
Qatar — 0.5%
Commercial Bank PSQC
4.50%, 3/3/26, (4.50% fixed rate until 9/3/26; 5-year Constant Maturity Treasury Rate + 3.874% thereafter)(b)(d)(e)	400,000	393,874
Russia — 0.0%
Alfa Bank AO Via Alfa Bond Issuance PLC
5.95%, 4/15/30, (5.95% fixed rate until 4/15/30; 5-year Constant Maturity Treasury Rate + 4.546% thereafter)*(a)(e)(f)	350,000	6,069
Sovcombank Via SovCom Capital DAC
7.75%, 5/6/30, (7.75% fixed rate until 5/6/30; 5-year Constant Maturity Treasury Rate + 6.38% thereafter)*(a)(d)(e)(f)	300,000	6,622
Total Russia		12,691
Saudi Arabia — 2.2%
Arabian Centres Sukuk III Ltd.
9.50%, 3/6/29(b)	200,000	201,946
EIG Pearl Holdings SARL
3.55%, 8/31/36(a)	496,322	438,003
Gaci First Investment Co.
5.38%, 1/29/54(b)(c)	350,000	303,779
Saudi Arabian Oil Co.
5.75%, 7/17/54(a)	375,000	342,094

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2025

Investments	Principal Amount	Value
5.75%, 7/17/54(b)	$300,000	$273,675
Total Saudi Arabia		1,559,497
Singapore — 0.6%
Oversea-Chinese Banking Corp. Ltd.
1.83%, 9/10/30, (1.832% fixed rate until 9/10/25; 5-year Constant Maturity Treasury Rate + 1.58% thereafter)(a)(e)	400,000	396,580
South Africa — 3.1%
Anglo American Capital PLC
5.50%, 5/2/33(a)	275,000	274,132
Bidvest Group U.K. PLC
3.63%, 9/23/26(b)	709,000	693,934
Sasol Financing USA LLC
8.75%, 5/3/29(a)	525,000	517,157
Windfall Mining Group Inc/Groupe Minier Windfall, Inc.
5.85%, 5/13/32(a)	750,000	750,015
Total South Africa		2,235,238
South Korea — 5.6%
GS Caltex Corp.
5.38%, 8/7/28(a)	300,000	302,849
LG Electronics, Inc.
5.63%, 4/24/29(a)	600,000	613,641
LG Energy Solution Ltd.
5.38%, 7/2/29(a)	300,000	301,095
5.50%, 7/2/34(a)	400,000	385,726
5.88%, 4/2/35(a)	225,000	220,918
POSCO Holdings, Inc.
5.13%, 5/7/30(a)	525,000	525,381
5.75%, 5/7/35(a)	200,000	200,645
Shinhan Financial Group Co. Ltd.
2.88%, 5/12/26, (2.875% fixed rate until 5/12/26; 5-year Constant Maturity Treasury Rate + 2.064% thereafter)(a)(d)(e)	300,000	291,737
5.00%, 7/24/28(a)	325,000	327,795
SK Hynix, Inc.
2.38%, 1/19/31(a)	500,000	434,192
Woori Bank
6.38%, 7/24/29, (6.375% fixed rate until 7/24/29; 5-year Constant Maturity Treasury Rate + 2.277% thereafter)(a)(d)(e)	425,000	429,250
Total South Korea		4,033,229
Thailand — 2.0%
Bangkok Bank PCL
3.73%, 9/25/34, (3.733% fixed rate until 9/25/29; 5-year Constant Maturity Treasury Rate + 1.90% thereafter)(b)(e)	800,000	738,836
Thaioil Treasury Center Co. Ltd.
4.63%, 11/20/28(b)	700,000	682,279
Total Thailand		1,421,115
Turkey — 3.9%
Akbank TAS
6.80%, 2/6/26(b)(c)	600,000	605,250
9.37%, 3/14/29, (9.37% fixed rate until 6/14/29; 5-year Constant Maturity Treasury Rate + 5.27% thereafter)(a)(d)(e)	240,000	243,751
Eregli Demir ve Celik Fabrikalari TAS
8.38%, 7/23/29(a)	375,000	382,875
Sisecam U.K. PLC
8.63%, 5/2/32(a)	450,000	451,406
Turkiye Garanti Bankasi AS
8.13%, 1/3/35, (8.125% fixed rate until 1/3/30; 5-year Constant Maturity Treasury Rate + 3.836% thereafter)(a)(e)	200,000	200,750
WE Soda Investments Holding PLC
9.50%, 10/6/28(a)	400,000	413,548
9.38%, 2/14/31(b)	200,000	207,438
Yapi ve Kredi Bankasi AS
7.25%, 3/3/30(a)	250,000	249,657
Total Turkey		2,754,675
United Arab Emirates — 2.5%
DP World Ltd.
6.85%, 7/2/37(b)	300,000	324,375
DP World Salaam
6.00%, 10/1/25, (6.00% fixed rate until 1/1/26; 5-year Constant Maturity Treasury Rate + 5.75% thereafter)(b)(d)(e)	600,000	600,125
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 9/30/27(b)	241,026	232,347
2.16%, 3/31/34(a)	409,855	360,352
2.94%, 9/30/40(a)	3,456	2,791
Sweihan PV Power Co. PJSC
3.63%, 1/31/49(a)	299,728	246,619
Total United Arab Emirates		1,766,609
United Kingdom — 1.9%
CK Hutchison International 21 Ltd.
2.50%, 4/15/31(a)	700,000	618,996
Standard Chartered PLC
5.69%, 5/14/28, (5.688% fixed rate until 5/14/27; 1-year Constant Maturity Treasury Rate + 1.05% thereafter)(a)(e)	200,000	202,908
6.30%, 1/9/29, (6.301% fixed rate until 1/9/28; 1-year Constant Maturity Treasury Rate + 2.45% thereafter)(a)(c)(e)	550,000	568,299
Total United Kingdom		1,390,203
United States — 0.8%
Avianca Midco 2 PLC
9.63%, 2/14/30(a)	425,000	379,844
GCC SAB de CV
3.61%, 4/20/32(a)	200,000	174,100
Total United States		553,944
Zambia — 0.7%
First Quantum Minerals Ltd.
9.38%, 3/1/29(a)	500,000	526,875
TOTAL CORPORATE BONDS
(Cost: $64,551,379)		64,070,465

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2025

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 0.9%
Colombia — 0.4%
Colombia Government International Bonds
7.75%, 11/7/36	$300,000	$291,600
Kyrgyzstan — 0.5%
Kyrgyz Republic International Bonds
7.75%, 6/3/30(b)	383,000	376,441
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $677,996)		668,041
SUPRANATIONAL BONDS — 0.6%
Africa Finance Corp.
2.88%, 4/28/28(b)	200,000	184,514
African Export-Import Bank
3.80%, 5/17/31(b)	250,000	217,812
TOTAL SUPRANATIONAL BONDS
(Cost: $408,231)		402,326

	Shares
MUTUAL FUND — 8.2%
United States — 8.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.18%(g)
(Cost: $5,854,548)	5,854,548	5,854,548
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 4.9%
United States — 4.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.27%(g)
(Cost: $3,512,143)	3,512,143	3,512,143
TOTAL INVESTMENTS IN SECURITIES — 104.2% (Cost: $75,004,297)		74,507,523
Other Liabilities less Assets — (4.2)%		(2,979,093)
NET ASSETS — 100.0%		$71,528,430

*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(c)	Security, or portion thereof, was on loan at May 31, 2025. At May 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,664,670 and the total market value of the collateral held by the Fund was $3,812,677. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $300,534.
(d)	The security has a perpetual maturity; the date displayed is the next call date.
(e)	Rate shown reflects the accrual rate as of May 31, 2025 on securities with variable or step rates.
(f)	Security is in default on interest payments.
(g)	Rate shown represents annualized 7-day yield as of May 31, 2025.

ABBREVIATIONS:
PIK	Payment In Kind

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	5	9/19/25	$(553,750)	$(2,915)
Ultra 10 Year U.S. Treasury Note	55	9/19/25	(6,190,078)	(44,801)
			$(6,743,828)	$(47,716)
Long Exposure
2 Year U.S. Treasury Note	27	9/30/25	$5,600,812	$5,645
5 Year U.S. Treasury Note	35	9/30/25	3,786,563	13,605
U.S. Treasury Ultra Long Term Bond	20	9/19/25	2,321,250	39,978
			$11,708,625	$59,228
Total - Net			$4,964,797	$11,512

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$–	$64,070,465	$–	$64,070,465
Foreign Government Obligations	–	668,041	–	668,041
Supranational Bonds	–	402,326	–	402,326
Mutual Fund	–	5,854,548	–	5,854,548
Investment of Cash Collateral for Securities Loaned	–	3,512,143	–	3,512,143
Total Investments in Securities	$–	$74,507,523	$–	$74,507,523
Financial Derivative Instruments
Futures Contracts[1]	$59,228	$–	$–	$59,228
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(47,716)	$–	$–	$(47,716)
Total - Net	$11,512	$74,507,523	$–	$74,519,035

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2025

Investments	Principal Amount†		Value
FOREIGN GOVERNMENT OBLIGATIONS — 84.1%
Brazil — 8.2%
Brazil Letras do Tesouro Nacional
12.48%, 1/1/26(a)	5,600,000	BRL	$900,114
12.31%, 7/1/26(a)	6,950,000	BRL	1,046,936
9.98%, 7/1/27(a)	3,300,000	BRL	439,839
14.61%, 1/1/29(a)	4,000,000	BRL	441,986
12.51%, 1/1/30(a)	3,000,000	BRL	291,122
Brazil Notas do Tesouro Nacional Serie F
10.00%, 1/1/27	4,780,000	BRL	788,155
10.00%, 1/1/29	5,310,000	BRL	829,287
10.00%, 1/1/31	2,320,000	BRL	347,618
10.00%, 1/1/33	3,500,000	BRL	506,968
10.00%, 1/1/35	1,500,000	BRL	210,192
Total Brazil			5,802,217
Chile — 3.7%
Bonos de la Tesoreria de la Republica en pesos
5.00%, 10/1/28(b)	305,000,000	CLP	320,142
4.80%, 4/1/29(a)	200,000,000	CLP	174,185
5.80%, 10/1/29(b)	335,000,000	CLP	359,273
4.70%, 9/1/30(b)	275,000,000	CLP	280,713
6.00%, 4/1/33(b)	300,000,000	CLP	322,973
7.00%, 5/1/34(b)	430,000,000	CLP	496,161
5.00%, 3/1/35	195,000,000	CLP	195,774
5.30%, 11/1/37(b)	100,000,000	CLP	101,324
6.20%, 10/1/40(b)	200,000,000	CLP	220,042
6.00%, 1/1/43	170,000,000	CLP	184,183
Total Chile			2,654,770
China — 3.8%
China Government Bonds
2.04%, 2/25/27	3,050,000	CNY	427,544
1.62%, 8/15/27	3,220,000	CNY	448,455
2.68%, 5/21/30	4,370,000	CNY	638,502
2.80%, 11/15/32	3,650,000	CNY	547,022
2.27%, 5/25/34	2,600,000	CNY	377,464
3.81%, 9/14/50	1,280,000	CNY	242,900
Total China			2,681,887
Colombia — 7.0%
Colombian TES
7.50%, 8/26/26	704,300,000	COP	166,439
5.75%, 11/3/27	3,369,800,000	COP	745,419
6.00%, 4/28/28	1,022,600,000	COP	222,008
7.75%, 9/18/30	1,312,200,000	COP	272,905
7.00%, 3/26/31	3,269,000,000	COP	638,766
7.00%, 6/30/32	2,041,800,000	COP	380,404
13.25%, 2/9/33	2,384,500,000	COP	606,471
7.25%, 10/18/34	1,710,400,000	COP	300,567
6.25%, 7/9/36	1,417,700,000	COP	218,248
9.25%, 5/28/42	2,730,000,000	COP	503,476
11.50%, 7/25/46	1,650,500,000	COP	357,220
7.25%, 10/26/50	3,750,000,000	COP	531,763
Total Colombia			4,943,686
Czech Republic — 2.1%
Czech Republic Government Bonds
0.25%, 2/10/27	1,290,000	CZK	55,679
5.75%, 3/29/29	2,800,000	CZK	137,475
0.05%, 11/29/29	6,150,000	CZK	239,593
1.20%, 3/13/31	23,520,000	CZK	934,163
3.60%, 6/3/36	3,200,000	CZK	138,559
Total Czech Republic			1,505,469
Egypt — 0.0%
Egypt Government Bonds
14.48%, 4/6/26	200,000	EGP	3,703
Hungary — 4.5%
Hungary Government Bonds
1.00%, 11/26/25(c)	167,300,000	HUF	459,007
9.50%, 10/21/26	170,000,000	HUF	496,212
3.00%, 10/27/27	190,260,000	HUF	496,493
2.00%, 5/23/29	120,000,000	HUF	286,248
3.00%, 8/21/30	85,680,000	HUF	204,961
3.25%, 10/22/31	189,010,000	HUF	441,695
4.75%, 11/24/32	100,000,000	HUF	249,774
2.25%, 4/20/33	95,360,000	HUF	196,245
7.00%, 10/24/35	75,000,000	HUF	211,048
3.00%, 4/25/41	85,000,000	HUF	146,996
Total Hungary			3,188,679
India — 8.2%
India Government Bonds
5.15%, 11/9/25	50,000,000	INR	584,195
7.26%, 1/14/29	50,000,000	INR	612,763
5.79%, 5/11/30	50,000,000	INR	581,734
6.10%, 7/12/31	50,000,000	INR	587,134
7.26%, 8/22/32	30,000,000	INR	373,666
7.18%, 8/14/33	40,000,000	INR	495,689
7.10%, 4/8/34	50,000,000	INR	616,816
7.18%, 7/24/37	50,000,000	INR	623,811
7.16%, 9/20/50	50,000,000	INR	614,334
7.30%, 6/19/53	60,000,000	INR	743,453
Total India			5,833,595
Indonesia — 11.2%
Indonesia Treasury Bonds
5.50%, 4/15/26	7,297,000,000	IDR	445,713
8.38%, 9/15/26	6,731,000,000	IDR	424,664
6.13%, 5/15/28	1,400,000,000	IDR	85,559
9.00%, 3/15/29	9,875,000,000	IDR	658,267
8.25%, 5/15/29	5,381,000,000	IDR	351,245
7.00%, 9/15/30	9,600,000,000	IDR	602,885
6.50%, 2/15/31	5,082,000,000	IDR	311,549
8.75%, 5/15/31	8,601,000,000	IDR	582,370
6.38%, 4/15/32	12,500,000,000	IDR	756,415
8.25%, 6/15/32	4,489,000,000	IDR	298,856
7.00%, 2/15/33	3,900,000,000	IDR	243,186
8.38%, 3/15/34	1,300,000,000	IDR	87,943
7.50%, 6/15/35	11,063,000,000	IDR	709,689
8.25%, 5/15/36	11,563,000,000	IDR	781,273
7.50%, 5/15/38	3,300,000,000	IDR	211,265

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2025

Investments	Principal Amount†		Value
8.38%, 4/15/39	2,800,000,000	IDR	$192,528
7.50%, 4/15/40	9,700,000,000	IDR	621,074
8.75%, 2/15/44	1,390,000,000	IDR	100,250
Perusahaan Penerbit SBSN Indonesia
4.88%, 7/15/26	3,500,000,000	IDR	211,551
6.38%, 3/15/34	2,110,000,000	IDR	127,171
6.88%, 3/15/36	2,350,000,000	IDR	145,852
Total Indonesia			7,949,305
Malaysia — 4.8%
Malaysia Government Bonds
3.89%, 8/15/29	900,000	MYR	216,493
2.63%, 4/15/31	1,050,000	MYR	237,374
4.64%, 11/7/33	2,000,000	MYR	508,337
4.25%, 5/31/35	400,000	MYR	99,690
4.76%, 4/7/37	332,000	MYR	86,168
3.76%, 5/22/40	500,000	MYR	117,848
4.92%, 7/6/48	675,000	MYR	181,178
4.07%, 6/15/50	500,000	MYR	118,768
4.46%, 3/31/53	650,000	MYR	163,682
Malaysia Government Investment Issue
3.60%, 7/31/28	1,000,000	MYR	237,983
3.47%, 10/15/30	980,000	MYR	231,666
4.19%, 10/7/32	1,000,000	MYR	245,786
4.47%, 9/15/39	1,000,000	MYR	255,012
4.42%, 9/30/41	2,400,000	MYR	608,641
4.29%, 8/14/43	500,000	MYR	125,163
Total Malaysia			3,433,789
Mexico — 4.6%
Mexican Bonos
8.50%, 3/2/28	5,000,000	MXN	258,260
8.50%, 3/1/29	5,500,000	MXN	282,180
7.50%, 5/26/33	12,000,000	MXN	559,246
8.00%, 5/24/35	3,375,000	MXN	158,877
10.00%, 11/20/36	5,912,000	MXN	318,812
8.50%, 11/18/38	5,609,000	MXN	262,960
7.75%, 11/13/42	9,527,000	MXN	401,412
8.00%, 11/7/47	12,400,000	MXN	524,745
8.00%, 7/31/53(c)	12,200,000	MXN	510,290
Total Mexico			3,276,782
Peru — 4.2%
Peru Government Bonds
5.94%, 2/12/29	1,685,000	PEN	490,642
6.95%, 8/12/31	800,000	PEN	239,481
6.15%, 8/12/32	2,291,000	PEN	644,363
7.30%, 8/12/33(b)	1,511,000	PEN	446,448
5.40%, 8/12/34	1,365,000	PEN	347,553
6.90%, 8/12/37	1,500,000	PEN	408,137
7.60%, 8/12/39(b)	1,000,000	PEN	283,525
5.35%, 8/12/40	660,000	PEN	150,160
Total Peru			3,010,309
Poland — 4.7%
Republic of Poland Government Bonds
3.25%, 7/25/25	20,000	PLN	5,318
2.50%, 7/25/27	2,175,000	PLN	555,535
7.50%, 7/25/28	2,000,000	PLN	577,140
2.75%, 10/25/29	2,585,000	PLN	633,293
1.25%, 10/25/30	2,405,000	PLN	534,474
6.00%, 10/25/33	3,600,000	PLN	1,008,257
Total Poland			3,314,017
Romania — 2.1%
Romania Government Bonds
7.20%, 5/31/27	800,000	RON	179,743
2.50%, 10/25/27	700,000	RON	141,053
4.15%, 1/26/28	690,000	RON	143,530
5.00%, 2/12/29	1,035,000	RON	214,389
8.00%, 4/29/30	1,640,000	RON	376,193
3.65%, 9/24/31	755,000	RON	137,468
4.75%, 10/11/34	760,000	RON	140,549
4.25%, 4/28/36	800,000	RON	139,161
Total Romania			1,472,086
South Africa — 6.3%
Republic of South Africa Government Bonds
8.00%, 1/31/30	5,755,000	ZAR	310,704
7.00%, 2/28/31	8,067,000	ZAR	406,928
8.25%, 3/31/32	12,045,000	ZAR	630,090
8.88%, 2/28/35(c)	11,810,000	ZAR	604,751
6.25%, 3/31/36	7,021,600	ZAR	284,218
8.50%, 1/31/37	12,300,000	ZAR	584,142
9.00%, 1/31/40	10,700,000	ZAR	500,617
6.50%, 2/28/41	4,005,000	ZAR	147,322
8.75%, 1/31/44	9,015,000	ZAR	396,410
8.75%, 2/28/48	13,620,000	ZAR	591,753
Total South Africa			4,456,935
Thailand — 8.1%
Thailand Government Bonds
3.85%, 12/12/25	5,480,000	THB	168,889
2.25%, 3/17/27	10,000,000	THB	308,250
1.00%, 6/17/27	12,045,000	THB	362,936
2.40%, 11/17/27	16,750,000	THB	520,586
2.65%, 6/17/28	10,000,000	THB	314,387
2.88%, 12/17/28	3,752,000	THB	119,336
2.40%, 3/17/29	10,000,000	THB	313,476
1.60%, 12/17/29	15,245,000	THB	464,609
3.65%, 6/20/31	9,000,000	THB	304,769
2.00%, 12/17/31	14,215,000	THB	440,225
3.35%, 6/17/33	7,500,000	THB	255,123
1.60%, 6/17/35	6,630,000	THB	197,544
3.40%, 6/17/36	13,952,000	THB	491,678
3.39%, 6/17/37	12,850,000	THB	452,093
3.30%, 6/17/38	12,522,000	THB	436,244
3.45%, 6/17/43	8,000,000	THB	280,888
2.88%, 6/17/46	10,235,000	THB	330,908
Total Thailand			5,761,941

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2025

Investments	Principal Amount†		Value
Turkey — 0.6%
Turkiye Government Bonds
10.60%, 2/11/26	6,420,000	TRY	$134,342
11.00%, 2/24/27	7,106,000	TRY	120,026
10.50%, 8/11/27	9,215,000	TRY	142,575
11.70%, 11/13/30	2,305,000	TRY	28,422
Total Turkey			425,365
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $63,970,065)			59,714,535
SUPRANATIONAL BONDS — 7.2%
European Investment Bank
8.00%, 5/5/27(b)	7,315,000	ZAR	411,883
International Bank for Reconstruction & Development
8.25%, 12/21/26	8,675,000	ZAR	486,328
6.88%, 2/9/29	10,000,000	MXN	496,419
7.07%, 6/26/29	16,000,000	MXN	811,800
International Finance Corp.
7.00%, 7/20/27	27,980,000	MXN	1,405,633
7.50%, 1/18/28	19,700,000	MXN	999,862
7.75%, 1/18/30	10,000,000	MXN	506,735
TOTAL SUPRANATIONAL BONDS
(Cost: $5,270,472)			5,118,660
	Shares
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.18%(d)
(Cost: $9,041)	9,041		9,041
	Principal Amount†
REPURCHASE AGREEMENT — 5.0%
United States — 5.0%
Citigroup, Inc., tri-party repurchase agreement dated 5/30/25 (tri-party custodian: The Bank of New York Mellon Corp.), 4.35% due 6/2/25; Proceeds at maturity – $3,571,294 (fully collateralized by U.S. Treasury Note, 2.00% due 11/15/26; Market value including accrued interest – $3,641,451)
(Cost: $3,570,000)	3,570,000		3,570,000
	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.5%
United States — 1.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.27%(d)
(Cost: $1,041,892)	1,041,892		$1,041,892
TOTAL INVESTMENTS IN SECURITIES — 97.8% (Cost: $73,861,470)			69,454,128
Other Assets less Liabilities — 2.2%			1,557,121
NET ASSETS — 100.0%			$71,011,249

†	Principal amount is reported in U.S. dollars unless otherwise noted.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2025.
(b)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(c)	Security, or portion thereof, was on loan at May 31, 2025. At May 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $984,842 and the total market value of the collateral held by the Fund was $1,041,892.
(d)	Rate shown represents annualized 7-day yield as of May 31, 2025.

CURRENCY ABBREVIATIONS:
BRL	Brazilian Real
CLP	Chilean peso
CNY	Chinese yuan
COP	Colombian peso
CZK	Czech koruna
EGP	Egyptian pound
HUF	Hungary forint
IDR	Indonesian rupiah
INR	Indian rupee
MXN	Mexican peso
MYR	Malaysian ringgit
PEN	Peruvian sol
PLN	Polish zloty
RON	New Romanian leu
THB	Thai baht
TRY	Turkish lira
USD	United States dollar
ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
		Amount and Description		Amount and Description
	Settlement	of Currency to		of Currency to		Unrealized	Unrealized
Counterparty	Date	be Purchased		be Sold		Appreciation	Depreciation
Citibank NA	6/20/2025	11,000,000	MXN	529,929	USD	$35,661	$-
Citibank NA	6/20/2025	681,163	USD	59,940,951	INR	–	(18,842)
Citibank NA	6/20/2025	115,746	USD	10,000,000	INR	–	(1,036)
Citibank NA	6/20/2025	546,736	USD	11,000,000	MXN	–	(18,852)
Citibank NA	6/20/2025	21,849	USD	900,000	TRY	–	(645)
Goldman Sachs	6/20/2025	46,940,951	INR	545,793	USD	2,395	–
Goldman Sachs	6/20/2025	2,000,000	MYR	473,238	USD	–	(2,552)
Goldman Sachs	6/20/2025	722,592	USD	3,200,000	MYR	–	(30,506)
HSBC Holdings PLC	6/2/2025	117,002	USD	1,904,204,700	IDR	108	–
HSBC Holdings PLC	6/20/2025	14,000,000	MXN	678,224	USD	41,616	–
HSBC Holdings PLC	6/20/2025	10,000,000	TRY	252,240	USD	–	(2,313)
HSBC Holdings PLC	6/20/2025	28,850,000	TRY	721,610	USD	–	(569)
Royal Bank of Canada	6/20/2025	13,000,000	INR	148,563	USD	3,254	–
Royal Bank of Canada	6/20/2025	9,500,000	MYR	2,133,873	USD	101,887	–
Royal Bank of Canada	6/20/2025	113,585	USD	500,000	MYR	–	(4,087)
						$184,921	$(79,402)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Foreign Government Obligations	$–	$59,714,535	$–	$59,714,535
Supranational Bonds	–	5,118,660	–	5,118,660
Mutual Fund	–	9,041	–	9,041
Repurchase Agreement	–	3,570,000	–	3,570,000
Investment of Cash Collateral for Securities Loaned	–	1,041,892	–	1,041,892
Total Investments in Securities	$–	$69,454,128	$–	$69,454,128
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$184,921	$–	$184,921
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(79,402)	$–	$(79,402)
Total - Net	$–	$69,559,647	$–	$69,559,647

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Floating Rate Treasury Fund (USFR)

May 31, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 99.6%
U.S. Treasury Floating Rate Notes — 99.6%
4.48%, 7/31/26, (3-month U.S. Treasury Money Market Yield + 0.182%)(a)(b)	$5,114,268,500	$5,119,822,800
4.51%, 10/31/26, (3-month U.S. Treasury Money Market Yield + 0.205%)(b)	5,114,740,000	5,121,787,217
4.40%, 1/31/27, (3-month U.S. Treasury Money Market Yield + 0.098%)(b)	5,114,927,700	5,113,961,541
4.46%, 4/30/27, (3-month U.S. Treasury Money Market Yield + 0.16%)(b)	3,448,733,200	3,449,773,597
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $18,796,310,736)		18,805,345,155
	Shares
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.18%(c)
(Cost: $1,206,142)	1,206,142	1,206,142
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.0%
United States — 0.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.27%(c)
(Cost: $1,124,750)	1,124,750	1,124,750
TOTAL INVESTMENTS IN SECURITIES — 99.6% (Cost: $18,798,641,628)		18,807,676,047
Other Assets less Liabilities — 0.4%		71,248,146
NET ASSETS — 100.0%		$18,878,924,193

(a)	Security, or portion thereof, was on loan at May 31, 2025. At May 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,101,195 and the total market value of the collateral held by the Fund was $1,124,750.
(b)	Floating rate note. Coupon shown is in effect at May 31, 2025. Date represents the ultimate maturity date.
(c)	Rate shown represents annualized 7-day yield as of May 31, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Floating Rate Treasury Fund (USFR)

May 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$18,805,345,155	$–	$18,805,345,155
Mutual Fund	–	1,206,142	–	1,206,142
Investment of Cash Collateral for Securities Loaned	–	1,124,750	–	1,124,750
Total Investments in Securities	$–	$18,807,676,047	$–	$18,807,676,047

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree High Income Laddered Municipal Fund (WTMY)

May 31, 2025

Investments	Principal Amount	Value
MUNICIPAL BONDS — 98.0%
Alabama — 0.7%
County of Jefferson AL Sewer Revenue, Revenue Bond
5.00%, 10/1/29	$20,000	$21,313
Colorado — 0.7%
City & County of Denver CO Airport System Revenue, Airport & Marina Impt., Series D, Revenue Bond
5.50%, 11/15/29	20,000	21,669
Connecticut — 1.7%
State of Connecticut, Public Impt., Series F, G.O. Bond
5.00%, 11/15/38	45,000	48,998
District of Columbia — 2.2%
District of Columbia, Revenue Bond
5.00%, 4/1/27	40,000	41,332
Metropolitan Washington Airports Authority Aviation Revenue, Airport & Marina Impt., Series A, Revenue Bond
5.00%, 10/1/26	25,000	25,498
Total District of Columbia		66,830
Florida — 11.0%
Central Florida Expressway Authority, Series B, Revenue Bond
5.00%, 7/1/26	105,000	107,303
City of Jacksonville, Public Impt., Series A, Revenue Bond
5.00%, 10/1/39	55,000	58,552
Florida Municipal Power Agency, Series A, Revenue Bond
5.00%, 10/1/26	30,000	30,807
JEA Electric System Revenue, Revenue Bond
5.00%, 10/1/29	75,000	81,130
Manatee County School District, School Impt., Series CO
5.00%, 7/1/37	20,000	21,336
Orange County Health Facilities Authority, Series A, Revenue Bond
5.00%, 10/1/36	25,000	26,845
Total Florida		325,973
Georgia — 0.9%
Cobb County Kennestone Hospital Authority, Series A, Revenue Bond
5.00%, 4/1/30	25,000	26,934
Illinois — 9.5%
City of Chicago IL Wastewater Transmission Revenue, Series A, Revenue Bond, BAM
5.00%, 1/1/38	105,000	112,233
5.00%, 1/1/40	20,000	21,026
Illinois State Toll Highway Authority, Series A, Revenue Bond
5.00%, 1/1/39	25,000	26,630
Kane Cook & DuPage Counties School District No. U-46 Elgin, School Impt., G.O. Bond
5.00%, 1/1/40	40,000	42,040
State of Illinois, Public Impt., Series A, G.O. Bond
5.00%, 3/1/32	75,000	80,726
Total Illinois		282,655
Massachusetts — 4.0%
Massachusetts Development Finance Agency, Series 2, Revenue Bond
5.00%, 7/1/35	25,000	27,150
Massachusetts Development Finance Agency, Series A, Revenue Bond
5.00%, 10/15/28	85,000	90,228
Total Massachusetts		117,378
Michigan — 1.8%
Detroit Regional Convention Facility Authority, Series C, Revenue Bond
5.00%, 10/1/34	50,000	54,092
Minnesota — 2.8%
City of Minneapolis MN/St Paul Housing & Redevelopment Authority, Revenue Bond
5.00%, 8/15/35	75,000	83,286
Missouri — 2.6%
Missouri Joint Municipal Electric Utility Commission, Revenue Bond
5.00%, 1/1/34	70,000	77,387
New York — 8.5%
City of New York, Public Impt., Series 1, G.O. Bond
5.00%, 4/1/37	25,000	27,012
Metropolitan Transportation Authority, Series A2, Revenue Bond
5.00%, 11/15/25	105,000	105,786
New York City Industrial Development Agency, Revenue Bond
5.00%, 3/1/30	70,000	75,250
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 1, Revenue Bond
5.00%, 11/1/35	20,000	21,912
New York Transportation Development Corp., Revenue Bond
5.00%, 12/1/30	20,000	21,509
Total New York		251,469
Ohio — 9.2%
American Municipal Power, Inc., Series A, Revenue Bond
5.00%, 2/15/28	30,000	31,574
Buckeye Tobacco Settlement Financing Authority, Series B2, Revenue Bond
5.00%, 6/1/55	280,000	242,645
Total Ohio		274,219
Oklahoma — 9.5%
Oklahoma County Finance Authority, School Impt., Revenue Bond
5.00%, 9/1/34	25,000	27,367
Oklahoma Development Finance Authority, Series B, Revenue Bond
5.50%, 8/15/57	260,000	254,093
Total Oklahoma		281,460
Pennsylvania — 14.4%
City of Philadelphia, Public Impt., Series A, G.O. Bond
5.00%, 8/1/27	25,000	25,984
5.00%, 5/1/33	50,000	54,037
City of Philadelphia PA Water & Wastewater Revenue, Sewer Impt., Series B, Revenue Bond
5.00%, 9/1/38	20,000	21,351
Monroeville Finance Authority, Series B, Revenue Bond
5.00%, 2/15/31	40,000	43,010
Northampton County General Purpose Authority, Series A1, Revenue Bond
5.00%, 8/15/36	80,000	86,100
5.00%, 8/15/40	20,000	20,794
Pennsylvania Economic Development Financing Authority, Series A, Revenue Bond
5.00%, 5/15/37	80,000	84,147
Pittsburgh Water & Sewer Authority, Water Utility Impt., Series A, Revenue Bond
5.00%, 9/1/31	60,000	66,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree High Income Laddered Municipal Fund (WTMY)

May 31, 2025

Investments	Principal Amount	Value
Sports & Exhibition Authority of Pittsburgh & Allegheny County, Stadium Impt., Series A, Revenue Bond
5.00%, 2/1/33	$25,000	$27,228
Total Pennsylvania		429,171
Puerto Rico — 8.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A1, Revenue Bond
5.00%, 7/1/58	265,000	248,982
Rhode Island — 2.8%
Rhode Island Health & Educational Building Corp., Revenue Bond
5.00%, 11/1/33	75,000	83,103
South Carolina — 3.9%
South Carolina Public Service Authority, Water Utility Impt., Series A, Revenue Bond
5.00%, 12/1/27	90,000	94,278
5.00%, 12/1/33	20,000	22,090
Total South Carolina		116,368
Tennessee — 1.2%
Metropolitan Nashville Airport Authority, Airport & Marina Impt., Series B, Revenue Bond
5.00%, 7/1/32	35,000	36,708
Texas — 1.5%
Harris County Cultural Education Facilities Finance Corp., Series B, Revenue Bond
5.00%, 7/1/34	20,000	22,202
Lower Colorado River Authority, Revenue Bond
5.00%, 5/15/36	20,000	21,634
Total Texas		43,836
Utah — 0.7%
City of Salt Lake City UT Airport Revenue, Airport & Marina Impt., Series A, Revenue Bond
5.00%, 7/1/27	20,000	20,620
TOTAL MUNICIPAL BONDS
(Cost: $2,904,695)		2,912,451
	Shares
MUTUAL FUND — 0.6%
BlackRock Liquidity MuniCash, Institutional shares, 2.02%(a)
(Cost: $19,125)	19,123	19,125
TOTAL INVESTMENTS IN SECURITIES — 98.6% (Cost: $2,923,820)		2,931,576
Other Assets less Liabilities — 1.4%		41,068
NET ASSETS — 100.0%		$2,972,644

(a)	Rate shown represents annualized 7-day yield as of May 31, 2025.

ABBREVIATIONS:
BAM	Build America Mutual Assurance Co.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree High Income Laddered Municipal Fund (WTMY)

May 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Municipal Bonds	$–	$2,912,451	$–	$2,912,451
Mutual Fund	–	19,125	–	19,125
Total Investments in Securities	$–	$2,931,576	$–	$2,931,576

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2025

Investments	Principal Amount	Value
CORPORATE BONDS — 96.1%
Canada — 0.1%
Ritchie Bros. Holdings, Inc.
6.75%, 3/15/28(a)	$25,000	$25,545
7.75%, 3/15/31(a)	95,000	99,578
Total Canada		125,123
United States — 96.0%
AAR Escrow Issuer LLC
6.75%, 3/15/29(a)	147,000	150,812
ACCO Brands Corp.
4.25%, 3/15/29(a)(b)	405,000	357,850
AdaptHealth LLC
4.63%, 8/1/29(a)	644,000	596,508
Adient Global Holdings Ltd.
7.50%, 2/15/33(a)(b)	92,000	91,312
ADT Security Corp.
4.13%, 8/1/29(a)	434,000	414,672
Advanced Drainage Systems, Inc.
6.38%, 6/15/30(a)	42,000	42,598
AECOM
5.13%, 3/15/27	180,000	179,932
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.25%, 3/15/26(a)	60,000	59,079
4.63%, 1/15/27(a)	750,000	743,227
5.88%, 2/15/28(a)	79,000	79,026
3.50%, 3/15/29(a)	341,000	321,015
4.88%, 2/15/30(a)	428,000	417,006
Allegiant Travel Co.
7.25%, 8/15/27(a)	375,000	371,737
Allison Transmission, Inc.
5.88%, 6/1/29(a)	29,000	29,177
3.75%, 1/30/31(a)	360,000	327,129
Ally Financial, Inc.
6.70%, 2/14/33	253,000	257,227
AMC Networks, Inc.
10.25%, 1/15/29(a)(b)	382,000	406,140
4.25%, 2/15/29(b)	737,000	564,580
American Axle & Manufacturing, Inc.
5.00%, 10/1/29(b)	230,000	209,292
ANGI Group LLC
3.88%, 8/15/28(a)(b)	329,000	305,109
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 1/15/28(a)	171,000	170,739
5.38%, 6/15/29(a)	179,000	177,562
6.63%, 2/1/32(a)	155,000	158,662
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 4/15/30(a)(b)	450,049	411,292
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75%, 1/15/29(a)	473,000	390,032
Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/29(a)	351,000	328,424
Aramark Services, Inc.
5.00%, 2/1/28(a)	359,000	355,712
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 4/1/28(a)	118,000	118,270
6.63%, 9/1/32(a)	273,000	275,094
Arcosa, Inc.
6.88%, 8/15/32(a)	158,000	162,502
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a)	310,000	295,305
5.00%, 2/15/32(a)(b)	350,000	327,238
ASGN, Inc.
4.63%, 5/15/28(a)	268,000	258,885
Avient Corp.
7.13%, 8/1/30(a)	166,000	171,187
6.25%, 11/1/31(a)	125,000	125,266
Axalta Coating Systems LLC
3.38%, 2/15/29(a)	136,000	126,788
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.75%, 6/15/27(a)	170,000	168,587
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 5/15/31(a)	336,000	346,588
Bath & Body Works, Inc.
6.63%, 10/1/30(a)	54,000	55,228
BellRing Brands, Inc.
7.00%, 3/15/30(a)	95,000	98,811
Berry Global, Inc.
5.80%, 6/15/31	141,000	146,575
5.65%, 1/15/34	25,000	25,214
Block, Inc.
3.50%, 6/1/31	328,000	296,481
Boyd Gaming Corp.
4.75%, 12/1/27	137,000	135,067
4.75%, 6/15/31(a)	532,000	499,750
Bread Financial Holdings, Inc.
9.75%, 3/15/29(a)	508,000	541,534
Brink's Co.
4.63%, 10/15/27(a)	134,000	132,294
Builders FirstSource, Inc.
4.25%, 2/1/32(a)	570,000	517,453
6.38%, 6/15/32(a)(b)	651,000	657,650
Cable One, Inc.
4.00%, 11/15/30(a)(b)	442,000	343,182
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)(b)	850,000	794,456
7.00%, 2/15/30(a)	386,000	396,443
6.00%, 10/15/32(a)(b)	392,000	376,397
California Resources Corp.
8.25%, 6/15/29(a)	636,000	638,639

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2025

Investments	Principal Amount	Value
Carnival Corp.
5.75%, 3/1/27(a)	$797,000	$799,454
6.00%, 5/1/29(a)	310,000	311,125
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/1/28(a)	130,000	127,583
5.38%, 6/1/29(a)	190,000	187,428
4.75%, 3/1/30(a)	423,000	404,318
4.50%, 8/15/30(a)	43,000	40,384
4.25%, 2/1/31(a)	144,000	132,008
4.75%, 2/1/32(a)(b)	375,000	347,646
4.50%, 5/1/32	185,000	168,527
4.25%, 1/15/34(a)	183,000	158,165
Central Garden & Pet Co.
4.13%, 10/15/30	279,000	258,853
Century Communities, Inc.
3.88%, 8/15/29(a)	277,000	251,294
Charles River Laboratories International, Inc.
4.25%, 5/1/28(a)	48,000	46,187
4.00%, 3/15/31(a)	342,000	307,143
Chart Industries, Inc.
7.50%, 1/1/30(a)	275,000	287,604
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 4/1/31	390,000	342,219
6.65%, 2/1/34	285,000	299,435
6.48%, 10/23/45	962,000	926,081
3.70%, 4/1/51	638,000	409,814
Chemours Co.
5.75%, 11/15/28(a)	635,000	569,676
8.00%, 1/15/33(a)	385,000	335,896
CHS/Community Health Systems, Inc.
5.63%, 3/15/27(a)	658,000	649,170
6.88%, 4/15/29(a)	748,000	625,438
5.25%, 5/15/30(a)	756,000	681,307
4.75%, 2/15/31(a)	586,000	502,048
10.88%, 1/15/32(a)	606,000	646,676
Churchill Downs, Inc.
5.50%, 4/1/27(a)	97,000	96,792
4.75%, 1/15/28(a)	380,000	371,548
5.75%, 4/1/30(a)	429,000	423,638
Cinemark USA, Inc.
5.25%, 7/15/28(a)	407,000	401,728
7.00%, 8/1/32(a)	225,000	232,184
Civitas Resources, Inc.
8.38%, 7/1/28(a)	769,000	775,294
8.63%, 11/1/30(a)	598,000	591,124
8.75%, 7/1/31(a)	829,000	812,899
Clean Harbors, Inc.
4.88%, 7/15/27(a)	156,000	154,673
Clearway Energy Operating LLC
4.75%, 3/15/28(a)	434,000	424,409
3.75%, 2/15/31(a)	585,000	528,534
Clue Opco LLC
9.50%, 10/15/31(a)(b)	325,000	334,786
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/29(a)	358,000	361,885
6.88%, 1/15/30(a)	160,000	162,420
8.75%, 4/15/30(a)	751,000	768,394
CNX Resources Corp.
7.38%, 1/15/31(a)	391,000	400,828
Cogent Communications Group LLC
3.50%, 5/1/26(a)	82,000	81,394
Coherent Corp.
5.00%, 12/15/29(a)	292,000	283,551
Coinbase Global, Inc.
3.38%, 10/1/28(a)	316,000	294,878
3.63%, 10/1/31(a)	349,000	304,790
CommScope LLC
8.25%, 3/1/27(a)	753,000	751,165
7.13%, 7/1/28(a)(b)	482,000	463,649
4.75%, 9/1/29(a)	921,000	883,154
CommScope Technologies LLC
5.00%, 3/15/27(a)	584,000	565,168
Compass Minerals International, Inc.
6.75%, 12/1/27(a)	20,000	20,023
Concentra Escrow Issuer Corp.
6.88%, 7/15/32(a)	200,000	206,196
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/1/29(a)	344,000	316,495
CoreCivic, Inc.
8.25%, 4/15/29(b)	158,000	167,082
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 6/15/31(a)	738,000	710,005
7.50%, 12/15/33(a)	277,000	293,724
Credit Acceptance Corp.
9.25%, 12/15/28(a)	318,000	337,086
Crescent Energy Finance LLC
7.63%, 4/1/32(a)	549,000	519,642
7.38%, 1/15/33(a)	511,000	474,878
Crowdstrike Holdings, Inc.
3.00%, 2/15/29	131,000	122,698
Crown Americas LLC
5.25%, 4/1/30	199,000	198,527
CSC Holdings LLC
5.50%, 4/15/27(a)	795,000	753,799
5.38%, 2/1/28(a)	860,000	784,624
11.25%, 5/15/28(a)	730,000	723,095
4.13%, 12/1/30(a)	775,000	533,670
3.38%, 2/15/31(a)	551,000	362,322
4.50%, 11/15/31(a)	450,000	304,997
Cushman & Wakefield U.S. Borrower LLC
6.75%, 5/15/28(a)	94,000	94,600
CVR Partners LP/CVR Nitrogen Finance Corp.
6.13%, 6/15/28(a)	269,000	267,998

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2025

Investments	Principal Amount	Value
Darling Ingredients, Inc.
6.00%, 6/15/30(a)	$252,000	$252,756
DaVita, Inc.
4.63%, 6/1/30(a)	959,000	898,275
3.75%, 2/15/31(a)	838,000	742,875
6.88%, 9/1/32(a)	416,000	422,935
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 3/15/29(a)	705,000	731,727
Delta Air Lines, Inc.
7.38%, 1/15/26	60,000	60,760
Directv Financing LLC
8.88%, 2/1/30(a)	528,000	523,141
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 8/15/27(a)	879,000	865,849
DT Midstream, Inc.
4.13%, 6/15/29(a)	166,000	158,117
4.38%, 6/15/31(a)	321,000	299,917
Dycom Industries, Inc.
4.50%, 4/15/29(a)	178,000	171,404
Edgewell Personal Care Co.
5.50%, 6/1/28(a)	206,000	202,715
4.13%, 4/1/29(a)	228,000	213,667
Elanco Animal Health, Inc.
6.65%, 8/28/28	276,000	284,526
Elastic NV
4.13%, 7/15/29(a)	225,000	211,962
Element Solutions, Inc.
3.88%, 9/1/28(a)	13,000	12,496
Embecta Corp.
5.00%, 2/15/30(a)(b)	108,000	96,275
Encompass Health Corp.
4.50%, 2/1/28	121,000	119,287
4.75%, 2/1/30(b)	106,000	103,358
Encore Capital Group, Inc.
8.50%, 5/15/30(a)	478,000	507,033
Energizer Holdings, Inc.
4.75%, 6/15/28(a)	247,000	238,424
4.38%, 3/31/29(a)	510,000	479,833
Energy Transfer LP
8.00%, 5/15/54, (8.00% fixed rate until 5/15/29; 5-year Constant Maturity Treasury Rate + 4.02% thereafter)(c)	456,000	477,978
Enova International, Inc.
9.13%, 8/1/29(a)	337,000	346,963
Entegris, Inc.
5.95%, 6/15/30(a)	155,000	155,347
EQT Corp.
4.50%, 1/15/29(a)	174,000	170,195
4.75%, 1/15/31(a)	626,000	606,031
Esab Corp.
6.25%, 4/15/29(a)	86,000	87,588
Fair Isaac Corp.
4.00%, 6/15/28(a)	154,000	148,602
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 1/15/29(a)	628,000	589,504
6.75%, 1/15/30(a)	857,000	778,874
FirstCash, Inc.
4.63%, 9/1/28(a)	362,000	353,366
5.63%, 1/1/30(a)	185,000	183,923
Fluor Corp.
4.25%, 9/15/28(b)	60,000	58,517
Ford Motor Co.
3.25%, 2/12/32	608,000	502,412
5.29%, 12/8/46	535,000	422,356
Ford Motor Credit Co. LLC
4.95%, 5/28/27	326,000	321,086
7.35%, 11/4/27	255,000	262,520
6.80%, 11/7/28	305,000	311,688
5.80%, 3/8/29	345,000	340,559
5.11%, 5/3/29	540,000	519,542
4.00%, 11/13/30	342,000	304,925
6.13%, 3/8/34	487,000	463,316
Fortrea Holdings, Inc.
7.50%, 7/1/30(a)(b)	322,000	268,498
Fortress Transportation & Infrastructure Investors LLC
5.50%, 5/1/28(a)	207,000	205,137
7.00%, 5/1/31(a)	300,000	307,262
7.00%, 6/15/32(a)	393,000	402,542
Gap, Inc.
3.63%, 10/1/29(a)	496,000	454,798
3.88%, 10/1/31(a)	495,000	437,751
Gates Corp.
6.88%, 7/1/29(a)	219,000	224,839
GCI LLC
4.75%, 10/15/28(a)	337,000	317,733
Gen Digital, Inc.
6.75%, 9/30/27(a)	211,000	214,872
GEO Group, Inc.
8.63%, 4/15/29	388,000	410,702
10.25%, 4/15/31	493,000	540,938
Glatfelter Corp.
4.75%, 11/15/29(a)	337,000	286,575
Global Atlantic Fin Co.
4.70%, 10/15/51, (4.70% fixed rate until 10/15/26; 5-year Constant Maturity Treasury Rate + 3.796% thereafter)(a)(c)	424,000	411,555
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.75%, 12/15/27(a)	298,000	283,340
GLP Capital LP/GLP Financing II, Inc.
5.30%, 1/15/29	154,000	154,610
4.00%, 1/15/31	371,000	345,325
5.63%, 9/15/34	252,000	246,324
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 3/1/29(a)	256,000	239,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2025

Investments	Principal Amount	Value
Graham Packaging Co., Inc.
7.13%, 8/15/28(a)	$340,000	$334,308
Graphic Packaging International LLC
6.38%, 7/15/32(a)	129,000	129,616
Griffon Corp.
5.75%, 3/1/28	487,000	484,625
Group 1 Automotive, Inc.
4.00%, 8/15/28(a)	372,000	356,736
6.38%, 1/15/30(a)	178,000	181,928
Gulfport Energy Operating Corp.
6.75%, 9/1/29(a)	296,000	300,558
GXO Logistics, Inc.
6.25%, 5/6/29	94,000	96,420
6.50%, 5/6/34	300,000	307,268
HA Sustainable Infrastructure Capital, Inc.
6.38%, 7/1/34	441,000	431,314
Hanesbrands, Inc.
9.00%, 2/15/31(a)(b)	188,000	198,729
HealthEquity, Inc.
4.50%, 10/1/29(a)	235,000	225,025
Herc Holdings, Inc.
6.63%, 6/15/29(a)	304,000	308,197
Hess Midstream Operations LP
5.13%, 6/15/28(a)	214,000	211,653
6.50%, 6/1/29(a)	100,000	102,257
4.25%, 2/15/30(a)	352,000	335,712
Hillenbrand, Inc.
6.25%, 2/15/29	166,000	166,676
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/29(a)	265,000	251,342
4.88%, 1/15/30	159,000	155,980
4.00%, 5/1/31(a)	468,000	433,322
3.63%, 2/15/32(a)	532,000	473,838
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/1/29(a)	640,000	601,857
4.88%, 7/1/31(a)	335,000	300,521
6.63%, 1/15/32(a)	452,000	451,894
HLF Financing SARL LLC/Herbalife International, Inc.
12.25%, 4/15/29(a)	590,000	643,645
4.88%, 6/1/29(a)	456,000	374,616
Hologic, Inc.
3.25%, 2/15/29(a)	211,000	201,956
Ingevity Corp.
3.88%, 11/1/28(a)	230,000	216,638
IQVIA, Inc.
5.00%, 5/15/27(a)	262,000	260,391
Iron Mountain, Inc.
4.88%, 9/15/27(a)	207,000	204,512
5.25%, 3/15/28(a)	192,000	189,933
5.25%, 7/15/30(a)	492,000	480,386
4.50%, 2/15/31(a)	545,000	511,259
5.63%, 7/15/32(a)	238,000	232,598
Kaiser Aluminum Corp.
4.63%, 3/1/28(a)	173,000	168,323
4.50%, 6/1/31(a)(b)	258,000	237,242
Kinetik Holdings LP
5.88%, 6/15/30(a)	169,000	168,265
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 2/1/27(a)	227,000	222,681
4.75%, 6/15/29(a)	212,000	205,583
7.00%, 7/15/31(a)	163,000	169,144
Lamar Media Corp.
3.75%, 2/15/28	127,000	123,081
3.63%, 1/15/31	413,000	375,566
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(a)	166,000	164,274
4.13%, 1/31/30(a)	451,000	426,399
Level 3 Financing, Inc.
10.50%, 4/15/29(a)	783,955	884,183
11.00%, 11/15/29(a)	614,000	698,783
4.50%, 4/1/30(a)	868,000	767,763
10.50%, 5/15/30(a)	560,000	613,114
10.75%, 12/15/30(a)	342,000	387,019
Levi Strauss & Co.
3.50%, 3/1/31(a)	138,000	123,485
Light & Wonder International, Inc.
7.00%, 5/15/28(a)	122,000	122,304
7.50%, 9/1/31(a)	196,000	202,820
Live Nation Entertainment, Inc.
4.75%, 10/15/27(a)	405,000	398,917
Magnera Corp.
7.25%, 11/15/31(a)	399,000	365,434
Marriott Ownership Resorts, Inc.
4.50%, 6/15/29(a)(b)	308,000	289,107
Masterbrand, Inc.
7.00%, 7/15/32(a)	352,000	350,381
Matador Resources Co.
6.88%, 4/15/28(a)	209,000	212,213
6.50%, 4/15/32(a)	474,000	465,011
6.25%, 4/15/33(a)	353,000	340,924
Match Group Holdings II LLC
4.63%, 6/1/28(a)	190,000	184,545
3.63%, 10/1/31(a)	250,000	218,494
Maxim Crane Works Holdings Capital LLC
11.50%, 9/1/28(a)	351,000	361,631
MGM Resorts International
5.50%, 4/15/27	466,000	467,099
4.75%, 10/15/28	198,000	193,885
6.50%, 4/15/32(b)	468,000	467,266
Midcap Financial Issuer Trust
6.50%, 5/1/28(a)	681,000	662,882
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 5/1/29(a)	462,000	444,021
Molina Healthcare, Inc.
4.38%, 6/15/28(a)	423,000	410,493
3.88%, 11/15/30(a)	698,000	638,492

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2025

Investments	Principal Amount	Value
Moog, Inc.
4.25%, 12/15/27(a)	$111,000	$107,807
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	1,038,000	907,921
4.63%, 8/1/29	633,000	480,292
3.50%, 3/15/31	907,000	594,731
Murphy Oil Corp.
6.00%, 10/1/32(b)	378,000	352,785
Murphy Oil USA, Inc.
3.75%, 2/15/31(a)(b)	256,000	232,127
Nabors Industries, Inc.
7.38%, 5/15/27(a)	742,000	712,947
9.13%, 1/31/30(a)	251,000	228,549
8.88%, 8/15/31(a)(b)	361,000	247,619
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/27(a)	262,000	262,550
6.50%, 8/1/29(a)	100,000	102,038
5.13%, 12/15/30(a)	749,000	751,007
5.75%, 11/15/31(a)	293,000	294,674
Navient Corp.
5.00%, 3/15/27	27,000	26,751
4.88%, 3/15/28(b)	253,000	247,189
5.50%, 3/15/29(b)	501,000	483,588
9.38%, 7/25/30	334,000	364,252
11.50%, 3/15/31	340,000	385,716
NCL Corp. Ltd.
5.88%, 3/15/26(a)	100,000	100,114
5.88%, 2/15/27(a)	284,000	284,318
7.75%, 2/15/29(a)	390,000	410,513
6.75%, 2/1/32(a)(b)	158,000	158,171
NCL Finance Ltd.
6.13%, 3/15/28(a)	250,000	251,983
NCR Atleos Corp.
9.50%, 4/1/29(a)	543,000	593,225
NCR Voyix Corp.
5.00%, 10/1/28(a)	219,000	215,967
Necessity Retail REIT, Inc./American Finance Operating Partner LP
4.50%, 9/30/28(a)	296,000	283,969
Newell Brands, Inc.
5.70%, 4/1/26	393,000	395,975
6.63%, 9/15/29	428,000	414,279
6.63%, 5/15/32	668,000	619,438
News Corp.
5.13%, 2/15/32(a)	114,000	109,697
Nexstar Media, Inc.
5.63%, 7/15/27(a)	804,000	801,972
4.75%, 11/1/28(a)(b)	615,000	592,896
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 2/15/29(a)	592,000	579,058
8.38%, 2/15/32(a)	890,000	841,135
Noble Finance II LLC
8.00%, 4/15/30(a)	808,000	808,532
Nordstrom, Inc.
4.38%, 4/1/30	292,000	265,046
NRG Energy, Inc.
5.25%, 6/15/29(a)	413,000	408,270
5.75%, 7/15/29(a)	275,000	274,343
3.63%, 2/15/31(a)	555,000	503,981
6.00%, 2/1/33(a)	462,000	459,223
6.25%, 11/1/34(a)	583,000	583,635
NuStar Logistics LP
6.38%, 10/1/30	333,000	339,495
Occidental Petroleum Corp.
8.88%, 7/15/30(b)	173,000	195,185
6.63%, 9/1/30	325,000	338,809
5.38%, 1/1/32	712,000	689,416
5.55%, 10/1/34	355,000	336,285
6.45%, 9/15/36	777,000	763,827
6.20%, 3/15/40	301,000	281,529
6.60%, 3/15/46	573,000	544,620
Olin Corp.
5.00%, 2/1/30	336,000	318,395
ON Semiconductor Corp.
3.88%, 9/1/28(a)	148,000	141,455
OneMain Finance Corp.
7.13%, 3/15/26	459,000	466,000
6.63%, 1/15/28	217,000	221,125
5.38%, 11/15/29	750,000	727,380
7.88%, 3/15/30	578,000	604,628
4.00%, 9/15/30	604,000	544,918
7.13%, 11/15/31	519,000	528,829
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 8/15/27(a)	104,000	102,891
4.25%, 1/15/29(a)(b)	63,000	59,774
4.63%, 3/15/30(a)(b)	376,000	353,882
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27(a)	265,000	265,333
7.25%, 5/15/31(a)(b)	486,000	487,660
Paramount Global
4.20%, 6/1/29	660,000	638,125
4.95%, 1/15/31	775,000	751,009
4.38%, 3/15/43	963,000	703,082
4.95%, 5/19/50	670,000	506,077
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(c)	1,041,000	1,017,919
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/1/28(a)	365,000	359,632
4.88%, 5/15/29(a)	397,000	376,135
Patrick Industries, Inc.
6.38%, 11/1/32(a)	322,000	318,200
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 2/15/28	509,000	472,725
7.88%, 9/15/30(a)	321,000	280,916

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2025

Investments	Principal Amount	Value
Penske Automotive Group, Inc.
3.75%, 6/15/29	$96,000	$90,064
Performance Food Group, Inc.
5.50%, 10/15/27(a)	45,000	44,899
4.25%, 8/1/29(a)	533,000	508,329
6.13%, 9/15/32(a)	181,000	182,710
Permian Resources Operating LLC
8.00%, 4/15/27(a)	63,000	64,301
5.88%, 7/1/29(a)	371,000	366,645
7.00%, 1/15/32(a)	492,000	504,872
Phinia, Inc.
6.75%, 4/15/29(a)	144,000	147,616
Post Holdings, Inc.
5.50%, 12/15/29(a)	667,000	658,977
4.63%, 4/15/30(a)	726,000	688,860
4.50%, 9/15/31(a)	911,000	831,282
6.25%, 2/15/32(a)	174,000	177,124
6.38%, 3/1/33(a)	872,000	867,740
Prestige Brands, Inc.
3.75%, 4/1/31(a)	305,000	277,370
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 4/15/26(a)	245,000	245,751
3.38%, 8/31/27(a)	440,000	423,482
6.25%, 1/15/28(a)	327,000	327,204
Primo Water Holdings Inc/Triton Water Holdings, Inc.
4.38%, 4/30/29(a)	341,000	328,152
PROG Holdings, Inc.
6.00%, 11/15/29(a)	313,000	297,880
PTC, Inc.
4.00%, 2/15/28(a)	96,000	93,204
Quikrete Holdings, Inc.
6.38%, 3/1/32(a)	84,000	85,464
Range Resources Corp.
4.75%, 2/15/30(a)	166,000	159,642
Regal Rexnord Corp.
6.05%, 4/15/28	155,000	159,157
6.30%, 2/15/30	495,000	513,384
6.40%, 4/15/33	391,000	405,313
Resideo Funding, Inc.
6.50%, 7/15/32(a)	145,000	146,388
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27	157,000	155,426
6.50%, 4/1/32(a)	184,000	186,824
RLJ Lodging Trust LP
3.75%, 7/1/26(a)	52,000	51,273
4.00%, 9/15/29(a)	264,000	242,162
ROBLOX Corp.
3.88%, 5/1/30(a)	336,000	313,454
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29(a)	243,000	232,258
Royal Caribbean Cruises Ltd.
5.50%, 4/1/28(a)	612,000	614,236
5.63%, 9/30/31(a)	154,000	152,315
6.25%, 3/15/32(a)	100,000	101,403
6.00%, 2/1/33(a)	117,000	117,505
Sabra Health Care LP
3.20%, 12/1/31	105,000	91,556
Sally Holdings LLC/Sally Capital, Inc.
6.75%, 3/1/32(b)	287,000	291,823
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.63%, 3/1/30(a)	506,000	481,488
Sealed Air Corp.
6.13%, 2/1/28(a)	114,000	115,400
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/29(a)	372,000	358,583
Sensata Technologies BV
4.00%, 4/15/29(a)(b)	549,000	515,774
Sensata Technologies, Inc.
3.75%, 2/15/31(a)	365,000	324,673
Service Corp. International
3.38%, 8/15/30	633,000	575,487
4.00%, 5/15/31	254,000	234,092
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 8/15/32(a)	131,000	133,737
Silgan Holdings, Inc.
4.13%, 2/1/28	108,000	105,007
Sinclair Television Group, Inc.
4.38%, 12/31/32(a)	495,000	358,449
Sirius XM Radio LLC
5.00%, 8/1/27(a)	361,000	357,669
4.00%, 7/15/28(a)	1,027,000	975,693
5.50%, 7/1/29(a)	843,000	829,376
4.13%, 7/1/30(a)	872,000	793,416
3.88%, 9/1/31(a)(b)	483,000	423,016
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.88%, 11/1/28(a)	351,000	362,666
Six Flags Entertainment Corp.
7.25%, 5/15/31(a)	340,000	347,665
Six Flags Entertainment Corp./ Canada's Wonderland Co./Magnum Management Corp.
5.38%, 4/15/27	45,000	44,936
Six Flags Entertainment Corp./Six Flags Theme Parks Inc./ Canada's Wonderland Co.
6.63%, 5/1/32(a)	154,000	157,227
Skyworks Solutions, Inc.
3.00%, 6/1/31	139,000	120,893
SM Energy Co.
6.75%, 8/1/29(a)	435,000	427,588
7.00%, 8/1/32(a)	452,000	433,685
Somnigroup International, Inc.
4.00%, 4/15/29(a)	447,000	421,475
3.88%, 10/15/31(a)	468,000	416,910
Sonic Automotive, Inc.
4.63%, 11/15/29(a)	342,000	327,235
4.88%, 11/15/31(a)	412,000	383,954

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2025

Investments	Principal Amount	Value
Southwestern Energy Co.
5.38%, 3/15/30	$215,000	$213,993
4.75%, 2/1/32	208,000	196,387
SS&C Technologies, Inc.
5.50%, 9/30/27(a)	278,000	277,729
6.50%, 6/1/32(a)	103,000	105,836
Stagwell Global LLC
5.63%, 8/15/29(a)	649,000	612,139
Starwood Property Trust, Inc.
4.38%, 1/15/27(a)	222,000	218,280
7.25%, 4/1/29(a)	284,000	295,761
Station Casinos LLC
4.50%, 2/15/28(a)	477,000	463,098
4.63%, 12/1/31(a)	322,000	294,992
6.63%, 3/15/32(a)	89,000	89,326
StoneX Group, Inc.
7.88%, 3/1/31(a)	206,000	216,905
Summit Midstream Holdings LLC
8.63%, 10/31/29(a)	383,000	384,002
SunCoke Energy, Inc.
4.88%, 6/30/29(a)	300,000	276,172
Sunoco LP
7.25%, 5/1/32(a)	559,000	582,387
Sunoco LP/Sunoco Finance Corp.
4.50%, 5/15/29	309,000	296,292
Synchrony Financial
7.25%, 2/2/33	398,000	406,634
Talen Energy Supply LLC
8.63%, 6/1/30(a)	286,000	305,726
Talos Production, Inc.
9.00%, 2/1/29(a)	355,000	352,837
9.38%, 2/1/31(a)	460,000	454,536
Taylor Morrison Communities, Inc.
5.13%, 8/1/30(a)	314,000	306,627
TEGNA, Inc.
4.75%, 3/15/26(a)	122,000	121,353
4.63%, 3/15/28(b)	858,000	832,885
5.00%, 9/15/29	634,000	604,553
Teleflex, Inc.
4.25%, 6/1/28(a)	166,000	160,397
Tenet Healthcare Corp.
6.13%, 10/1/28	84,000	84,203
4.38%, 1/15/30	554,000	530,081
6.13%, 6/15/30	686,000	693,866
Tenneco, Inc.
8.00%, 11/17/28(a)	911,000	898,094
Terex Corp.
5.00%, 5/15/29(a)	203,000	196,265
6.25%, 10/15/32(a)	288,000	284,420
Thor Industries, Inc.
4.00%, 10/15/29(a)	295,000	272,787
TopBuild Corp.
4.13%, 2/15/32(a)	178,000	161,816
TransDigm, Inc.
6.75%, 8/15/28(a)	612,000	623,193
6.38%, 3/1/29(a)	472,000	480,545
4.88%, 5/1/29	724,000	701,709
6.63%, 3/1/32(a)	852,000	871,212
Transocean, Inc.
8.25%, 5/15/29(a)	675,000	609,377
8.75%, 2/15/30(a)	2,400	2,435
Travel & Leisure Co.
6.63%, 7/31/26(a)	105,000	106,110
4.50%, 12/1/29(a)	331,000	315,031
TreeHouse Foods, Inc.
4.00%, 9/1/28	341,000	311,169
TriNet Group, Inc.
3.50%, 3/1/29(a)	264,000	244,551
TTM Technologies, Inc.
4.00%, 3/1/29(a)	203,000	192,245
Twilio, Inc.
3.63%, 3/15/29	137,000	129,109
3.88%, 3/15/31	207,000	190,838
U.S. Foods, Inc.
6.88%, 9/15/28(a)	102,000	105,188
4.75%, 2/15/29(a)	231,000	226,191
4.63%, 6/1/30(a)(b)	245,000	236,303
5.75%, 4/15/33(a)(b)	172,000	169,652
United Airlines, Inc.
4.38%, 4/15/26(a)	453,000	448,316
4.63%, 4/15/29(a)	948,000	900,793
United Natural Foods, Inc.
6.75%, 10/15/28(a)	367,000	364,982
United Rentals North America, Inc.
3.88%, 11/15/27	227,000	222,080
4.88%, 1/15/28	85,000	84,131
4.00%, 7/15/30	277,000	260,324
3.88%, 2/15/31	883,000	816,599
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 9/1/27	87,000	87,027
7.13%, 3/15/29(a)	506,000	514,972
Vail Resorts, Inc.
6.50%, 5/15/32(a)	107,000	109,831
Valvoline, Inc.
3.63%, 6/15/31(a)	277,000	246,058
Vertiv Group Corp.
4.13%, 11/15/28(a)	176,000	170,628
VF Corp.
2.80%, 4/23/27	136,000	128,226
2.95%, 4/23/30	420,000	351,219
VFH Parent LLC/Valor Co-Issuer, Inc.
7.50%, 6/15/31(a)	240,000	251,135
Victoria's Secret & Co.
4.63%, 7/15/29(a)(b)	435,000	396,650
Vistra Operations Co. LLC
5.00%, 7/31/27(a)	225,000	224,608
4.38%, 5/1/29(a)	132,000	127,747
7.75%, 10/15/31(a)	609,000	645,987
6.88%, 4/15/32(a)	190,000	197,976

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2025

Investments	Principal Amount	Value
Vontier Corp.
2.95%, 4/1/31	$143,000	$126,218
Waste Pro USA, Inc.
7.00%, 2/1/33(a)	83,000	85,363
WESCO Distribution, Inc.
6.63%, 3/15/32(a)	249,000	256,066
Western Alliance Bancorp
3.00%, 6/15/31, (3.00% fixed rate until 6/15/26; 3-month Secured Overnight Financing Rate + 2.25% thereafter)(c)	93,000	86,165
Williams Scotsman, Inc.
4.63%, 8/15/28(a)	611,000	596,680
Wolverine World Wide, Inc.
4.00%, 8/15/29(a)	403,000	353,097
Wyndham Hotels & Resorts, Inc.
4.38%, 8/15/28(a)	198,000	191,849
XHR LP
4.88%, 6/1/29(a)	232,000	220,432
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/26(a)(b)	494,000	480,727
4.50%, 9/15/27(a)	313,000	302,626
7.25%, 1/15/29(a)(b)	523,000	526,260
XPO, Inc.
7.13%, 2/1/32(a)	84,000	87,362
Yum! Brands, Inc.
3.63%, 3/15/31	114,000	103,951
Zebra Technologies Corp.
6.50%, 6/1/32(a)	84,000	85,445
ZipRecruiter, Inc.
5.00%, 1/15/30(a)	359,000	310,050
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 2/1/29(a)	324,000	301,843
Total United States		165,878,197
TOTAL CORPORATE BONDS
(Cost: $166,188,529)		166,003,320
	Shares
MUTUAL FUND — 1.6%
United States — 1.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.18%(d)
(Cost: $2,769,896)	2,769,896	2,769,896
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 5.8%
United States — 5.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.27%(d)
(Cost: $10,001,155)	10,001,155	$10,001,155
TOTAL INVESTMENTS IN SECURITIES — 103.5% (Cost: $178,959,580)		178,774,371
Other Liabilities less Assets — (3.5)%		(6,060,887)
NET ASSETS — 100.0%		$172,713,484

(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at May 31, 2025. At May 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $13,021,801 and the total market value of the collateral held by the Fund was $13,498,299. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,497,144.
(c)	Rate shown reflects the accrual rate as of May 31, 2025 on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of May 31, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	202	9/30/25	$(41,902,375)	$(45,012)
5 Year U.S. Treasury Note	991	9/30/25	(107,213,813)	(389,012)
U.S. Treasury Ultra Long Term Bond	40	9/19/25	(4,642,500)	(80,089)
			$(153,758,688)	$(514,113)
Long Exposure
10 Year U.S. Treasury Note	8	9/19/25	$886,000	$3,733
U.S. Treasury Long Bond	2	9/19/25	225,563	2,918
Ultra 10 Year U.S. Treasury Note	24	9/19/25	2,701,125	14,502
			$3,812,688	$21,153
Total - Net			$(149,946,000)	$(492,960)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$–	$166,003,320	$–	$166,003,320
Mutual Fund	–	2,769,896	–	2,769,896
Investment of Cash Collateral for Securities Loaned	–	10,001,155	–	10,001,155
Total Investments in Securities	$–	$178,774,371	$–	$178,774,371
Financial Derivative Instruments
Futures Contracts[1]	$21,153	$–	$–	$21,153
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(514,113)	$–	$–	$(514,113)
Total - Net	$(492,960)	$178,774,371	$–	$178,281,411

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — 26.0%
Federal Farm Credit Bank — 0.2%
5.00%, 7/30/26	$30,000	$30,309
1.00%, 10/7/26	150,000	143,869
1.23%, 9/10/29	100,000	88,493
Total Federal Farm Credit Bank		262,671
Federal Home Loan Bank — 0.2%
1.00%, 7/27/26, Series 0004	125,000	120,403
3.25%, 11/16/28	85,000	83,280
Total Federal Home Loan Bank		203,683
Federal Home Loan Mortgage Corp. — 8.0%
3.00%, 4/1/27	3,620	3,572
2.50%, 3/1/28	5,753	5,631
2.50%, 4/1/28	14,329	14,004
3.50%, 1/1/29	6,700	6,612
2.50%, 6/1/29	13,190	12,808
3.00%, 8/1/29	6,503	6,364
2.50%, 1/1/30	8,221	7,958
2.50%, 2/1/30	11,866	11,479
3.00%, 4/1/30	12,371	12,060
6.75%, 3/15/31	20,000	22,721
3.00%, 4/1/31	58,422	56,692
2.50%, 12/1/31	15,923	15,232
3.00%, 7/1/32	52,842	50,935
6.25%, 7/15/32	39,000	43,804
2.50%, 11/1/32	7,734	7,347
3.00%, 1/1/33	7,014	6,746
3.00%, 9/1/33	5,001	4,784
4.00%, 11/1/33	4,684	4,619
4.00%, 5/1/34	16,448	16,145
2.50%, 5/1/35	6,924	6,445
3.50%, 6/1/35	11,145	10,707
2.00%, 10/1/35	110,728	101,195
2.50%, 10/1/35	54,734	50,881
1.50%, 12/1/35	147,014	130,207
1.50%, 2/1/36	41,965	37,139
1.50%, 4/1/36	67,866	60,077
2.00%, 7/1/36	30,774	27,876
1.50%, 8/1/36	48,148	42,418
1.50%, 1/1/37	25,985	22,863
4.00%, 9/1/37	16,216	15,772
5.50%, 4/1/38	14,062	14,442
4.50%, 7/1/38	17,982	17,750
5.50%, 10/1/38	16,688	16,935
4.50%, 12/1/40	20,898	20,676
1.50%, 1/1/41	23,523	19,240
4.00%, 2/1/41	31,564	30,381
2.00%, 4/1/41	61,578	52,208
2.00%, 6/1/41	35,159	29,784
1.50%, 12/1/41	39,112	31,746
2.00%, 12/1/41	18,883	16,002
1.50%, 1/1/42	19,750	16,025
2.50%, 1/1/42	18,336	16,102
3.50%, 3/1/42	19,687	18,253
3.50%, 6/1/42	229,803	212,790
3.00%, 7/1/43	37,705	33,802
3.00%, 8/1/43	41,094	36,786
4.00%, 12/1/43	7,022	6,682
3.00%, 1/1/44	39,916	35,777
3.50%, 9/1/44	30,156	27,937
4.00%, 9/1/44	19,093	18,087
4.50%, 12/1/44	24,109	23,299
3.50%, 1/1/45	44,371	40,661
4.50%, 7/1/45	11,046	10,928
3.50%, 8/1/45	19,766	18,033
3.50%, 9/1/45	6,915	6,309
3.50%, 9/1/45	17,124	15,603
4.00%, 11/1/45	13,145	12,377
3.00%, 1/1/46	84,188	74,049
3.50%, 3/1/46	13,287	12,106
3.50%, 4/1/46	53,062	48,087
3.50%, 5/1/46	5,813	5,268
3.00%, 9/1/46	64,294	56,378
3.00%, 9/1/46	131,633	115,278
4.50%, 9/1/46	26,886	26,109
4.00%, 11/1/46	7,388	6,934
3.00%, 2/1/47	116,961	102,971
4.00%, 2/1/47	6,284	5,898
4.50%, 4/1/47	5,502	5,287
3.50%, 5/1/47	5,779	5,230
3.50%, 7/1/47	68,858	63,760
3.50%, 8/1/47	3,013	2,727
3.50%, 8/1/47	29,879	27,041
4.00%, 8/1/47	3,354	3,138
4.00%, 8/1/47	4,626	4,321
4.00%, 8/1/47	6,363	5,952
3.50%, 10/1/47	8,425	7,625
3.50%, 11/1/47	107,451	97,658
4.00%, 2/1/48	4,129	3,857
4.00%, 2/1/48	8,391	7,849
5.00%, 3/1/49	22,148	21,879
3.50%, 7/1/49	20,245	18,252
3.50%, 8/1/49	28,098	25,289
4.00%, 8/1/49	44,628	41,484
2.50%, 9/1/49	75,240	62,253
3.00%, 10/1/49	71,954	62,182
5.00%, 10/1/49	7,998	7,889
3.00%, 12/1/49	20,103	17,465
3.00%, 12/1/49	202,638	176,038
3.50%, 4/1/50	40,726	36,857
3.50%, 4/1/50	47,610	42,925
4.00%, 5/1/50	55,554	51,848
2.50%, 6/1/50	47,990	39,759
2.50%, 6/1/50	77,035	63,888
3.00%, 6/1/50	23,017	20,011
3.00%, 6/1/50	58,406	50,379
2.50%, 7/1/50	37,577	31,153
2.00%, 8/1/50	230,085	180,908
2.50%, 8/1/50	46,265	38,109
2.50%, 8/1/50	86,029	71,693
1.50%, 11/1/50	72,939	54,010

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
1.50%, 12/1/50	$25,702	$19,012
1.50%, 1/1/51	37,334	27,639
2.00%, 1/1/51	234,748	184,159
4.50%, 1/1/51	9,123	8,758
2.00%, 3/1/51	107,337	84,838
2.50%, 3/1/51	29,799	24,491
1.50%, 4/1/51	230,700	170,743
2.50%, 5/1/51	71,331	58,263
2.50%, 5/1/51	233,319	191,502
2.50%, 9/1/51	38,269	31,363
2.00%, 10/1/51	250,273	195,678
2.00%, 10/1/51	460,565	359,314
2.50%, 10/1/51	113,161	92,704
2.50%, 10/1/51	112,917	93,606
2.00%, 12/1/51	78,446	61,749
2.50%, 12/1/51	120,862	98,938
2.00%, 1/1/52	94,598	73,920
2.50%, 1/1/52	42,127	34,514
2.00%, 2/1/52	202,596	159,653
2.50%, 2/1/52	238,119	196,272
3.50%, 2/1/52	34,829	31,095
2.00%, 3/1/52	78,505	61,787
3.00%, 3/1/52	41,363	35,266
2.50%, 4/1/52	79,332	65,323
3.00%, 4/1/52	122,874	105,011
3.50%, 5/1/52	40,616	36,298
3.00%, 6/1/52	173,768	148,114
4.00%, 6/1/52	38,736	35,624
2.00%, 8/1/52	160,216	125,135
4.50%, 8/1/52	22,503	21,297
4.50%, 9/1/52	42,097	39,917
5.00%, 9/1/52	40,923	39,969
4.00%, 10/1/52	68,862	63,756
4.50%, 10/1/52	22,064	20,881
3.50%, 12/1/52	86,504	76,872
4.50%, 1/1/53	22,052	20,864
4.50%, 1/1/53	23,394	22,137
5.50%, 2/1/53	20,092	20,147
5.00%, 4/1/53	43,574	42,353
5.00%, 4/1/53	155,412	150,949
5.50%, 4/1/53	21,281	21,123
5.00%, 5/1/53	21,857	21,225
5.50%, 5/1/53	21,670	21,510
5.50%, 6/1/53	293,298	291,106
5.00%, 7/1/53	44,202	42,908
3.00%, 9/1/53	31,987	27,253
5.50%, 9/1/53	195,597	194,080
6.00%, 9/1/53	189,809	192,063
6.50%, 10/1/53	124,280	127,677
5.00%, 11/1/53	46,028	44,671
6.00%, 12/1/53	64,647	65,746
6.00%, 12/1/53	155,274	157,083
4.50%, 1/1/54	46,092	43,529
6.00%, 2/1/54	65,071	66,223
6.50%, 2/1/54	16,689	17,145
6.50%, 2/1/54	20,657	21,461
5.00%, 3/1/54	88,731	86,288
6.50%, 3/1/54	53,291	54,748
5.50%, 11/1/54	94,367	93,477
5.00%, 12/1/54	144,805	140,262
5.50%, 3/1/55	49,384	49,352
Total Federal Home Loan Mortgage Corp.		8,524,343
Federal National Mortgage Association — 9.8%
4.00%, 9/1/25	127	126
5.50%, 10/1/25	601	599
4.00%, 7/1/26	5	5
1.88%, 9/24/26	74,000	72,019
3.50%, 10/1/26	5,924	5,871
3.00%, 11/1/26	2,559	2,527
3.50%, 12/1/26	516	512
3.00%, 2/1/27	9,090	8,966
3.00%, 6/1/27	8,177	8,059
3.00%, 9/1/27	4,558	4,485
2.50%, 8/1/28	4,943	4,820
3.00%, 9/1/28	4,533	4,445
3.00%, 11/1/28	2,983	2,924
7.25%, 5/15/30	65,000	74,433
3.50%, 4/1/31	9,120	8,942
2.50%, 6/1/31	6,553	6,281
2.50%, 7/1/31	7,075	6,772
3.00%, 8/1/31	39,301	38,293
2.50%, 10/1/31	7,955	7,616
2.50%, 10/1/31	97,403	93,204
3.50%, 11/1/31	11,709	11,538
2.50%, 4/1/32	8,665	8,300
2.50%, 9/1/32	25,135	23,979
3.50%, 1/1/33	6,741	6,570
3.00%, 6/1/33	44,423	42,400
5.00%, 10/1/33	55,651	56,250
6.00%, 2/1/34	18,466	19,084
4.00%, 3/1/34	2,871	2,853
3.00%, 6/1/34	4,718	4,501
4.00%, 8/1/34	5,369	5,261
3.00%, 1/1/35	6,126	5,823
2.50%, 8/1/35	12,821	12,168
1.50%, 12/1/35	53,450	47,339
2.00%, 12/1/35	150,455	136,908
3.50%, 1/1/36	5,940	5,696
2.00%, 3/1/36	12,945	11,786
3.00%, 4/1/36	12,750	11,991
2.00%, 6/1/36	45,867	41,719
3.00%, 9/1/36	31,067	29,127
2.00%, 10/1/36	97,976	88,613
1.50%, 11/1/36	121,764	107,190
2.00%, 11/1/36	207,066	187,373
1.50%, 12/1/36	52,628	46,245
2.00%, 1/1/37	16,707	15,111
2.00%, 3/1/37	34,667	31,312
2.50%, 3/1/37	33,778	31,185
1.50%, 4/1/37	18,288	16,052
2.00%, 4/1/37	17,829	16,103
3.00%, 4/1/37	35,785	34,295

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
2.00%, 6/1/37	$56,169	$50,814
3.50%, 7/1/37	13,609	12,979
3.00%, 9/1/37	18,671	17,644
4.00%, 10/1/37	16,117	15,676
3.50%, 4/1/38	7,566	7,187
4.50%, 9/1/39	6,831	6,752
4.50%, 8/1/40	14,308	14,138
2.00%, 9/1/40	13,183	11,245
2.50%, 9/1/40	44,744	39,657
5.50%, 9/1/40	25,311	25,948
2.50%, 12/1/40	24,602	21,782
3.50%, 2/1/41	133,101	123,198
2.00%, 3/1/41	16,592	14,073
1.50%, 6/1/41	36,756	29,903
2.50%, 10/1/41	52,767	46,388
2.00%, 11/1/41	110,731	93,595
3.00%, 2/1/42	18,044	16,372
2.00%, 4/1/42	59,693	50,258
3.50%, 6/1/42	4,812	4,456
5.00%, 11/1/42	18,146	18,150
3.00%, 5/1/43	26,685	23,891
3.00%, 6/1/43	52,173	46,711
4.00%, 6/1/43	3,064	2,955
4.00%, 11/1/43	5,607	5,329
4.00%, 12/1/44	62,016	58,940
3.50%, 4/1/45	29,363	26,817
3.50%, 6/1/45	50,342	46,008
3.50%, 12/1/45	28,514	25,981
3.50%, 2/1/46	14,407	13,127
3.50%, 4/1/46	5,047	4,574
3.00%, 5/1/46	32,829	28,750
3.50%, 5/1/46	11,005	9,974
4.00%, 7/1/46	8,195	7,682
3.00%, 9/1/46	18,612	16,299
4.00%, 10/1/46	9,214	8,637
2.50%, 11/1/46	7,040	5,938
3.00%, 11/1/46	75,417	66,046
4.00%, 2/1/47	7,036	6,595
4.00%, 5/1/47	5,940	5,549
4.00%, 5/1/47	10,822	10,109
4.00%, 8/1/47	6,366	5,947
3.50%, 11/1/47	7,280	6,579
3.00%, 12/1/47	43,447	38,048
3.50%, 1/1/48	7,721	6,978
4.00%, 1/1/48	40,394	37,733
4.00%, 4/1/48	153,917	143,717
4.50%, 5/1/48	12,749	12,244
4.50%, 6/1/48	97,782	93,910
4.50%, 7/1/48	19,667	18,886
4.00%, 9/1/48	54,132	50,545
4.00%, 11/1/48	65,353	61,048
5.00%, 5/1/49	28,963	28,613
3.00%, 9/1/49	86,327	75,108
4.00%, 9/1/49	48,419	45,008
4.00%, 10/1/49	7,973	7,411
5.00%, 11/1/49	26,708	26,489
2.50%, 1/1/50	48,120	39,855
4.50%, 3/1/50	50,987	49,032
5.00%, 3/1/50	17,689	17,473
3.50%, 4/1/50	6,707	6,019
3.50%, 5/1/50	98,520	88,747
4.00%, 5/1/50	37,517	34,789
2.50%, 7/1/50	32,881	27,231
2.50%, 7/1/50	62,182	51,220
3.00%, 7/1/50	99,899	86,300
2.00%, 8/1/50	79,397	62,782
2.50%, 8/1/50	68,041	56,047
2.50%, 8/1/50	78,678	64,784
3.00%, 8/1/50	24,353	21,189
3.50%, 8/1/50	20,838	18,763
2.00%, 9/1/50	86,479	68,535
2.00%, 9/1/50	204,567	160,816
2.50%, 9/1/50	89,523	74,701
2.00%, 11/1/50	153,762	120,668
1.50%, 12/1/50	63,029	46,667
2.00%, 12/1/50	184,434	145,874
2.00%, 12/1/50	354,322	280,273
3.00%, 12/1/50	49,108	42,261
1.50%, 1/1/51	33,561	24,824
1.50%, 2/1/51	30,418	22,554
1.50%, 3/1/51	25,924	19,301
1.50%, 3/1/51	26,909	19,890
1.50%, 3/1/51	71,764	53,119
2.00%, 3/1/51	224,597	178,920
2.00%, 4/1/51	17,755	14,011
2.50%, 4/1/51	151,222	124,189
2.50%, 5/1/51	226,699	186,235
2.50%, 6/1/51	177,774	147,351
2.00%, 7/1/51	120,455	94,496
2.50%, 8/1/51	199,184	163,299
2.00%, 9/1/51	378,945	296,075
2.50%, 9/1/51	59,563	48,645
2.50%, 9/1/51	118,738	97,309
2.00%, 10/1/51	680,037	530,481
1.50%, 11/1/51	62,642	46,357
3.00%, 11/1/51	91,801	78,922
2.00%, 12/1/51	578,203	451,444
3.00%, 12/1/51	92,003	78,397
2.50%, 1/1/52	151,927	126,068
3.00%, 1/1/52	67,607	57,592
2.00%, 2/1/52	70,654	55,949
2.00%, 2/1/52	162,872	127,270
2.50%, 2/1/52	64,079	52,288
2.50%, 3/1/52	172,967	142,350
2.50%, 4/1/52	39,869	32,857
3.00%, 5/1/52	110,031	94,496
2.50%, 6/1/52	85,697	70,046
3.00%, 6/1/52	47,636	40,673
3.50%, 6/1/52	82,414	73,652
4.00%, 7/1/52	41,675	38,365
4.00%, 8/1/52	81,477	74,887
4.50%, 8/1/52	40,836	38,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
2.50%, 9/1/52	$93,620	$76,725
2.50%, 9/1/52	127,548	104,253
2.50%, 9/1/52	178,887	146,714
4.00%, 9/1/52	121,246	111,402
5.00%, 9/1/52	39,503	38,430
4.00%, 10/1/52	104,451	95,970
4.00%, 11/1/52	63,974	58,839
4.50%, 11/1/52	52,695	50,102
4.50%, 11/1/52	63,485	60,069
5.50%, 11/1/52	20,104	20,018
4.50%, 12/1/52	22,624	21,411
5.50%, 12/1/52	60,572	60,285
5.00%, 1/1/53	29,519	28,730
5.50%, 1/1/53	22,518	22,400
4.50%, 2/1/53	150,282	142,173
5.50%, 2/1/53	20,966	20,996
5.50%, 2/1/53	40,596	40,595
6.00%, 3/1/53	61,647	62,513
5.50%, 4/1/53	29,998	29,777
4.50%, 7/1/53	31,301	29,575
5.50%, 7/1/53	21,128	20,970
5.00%, 8/1/53	22,429	21,791
5.00%, 8/1/53	44,728	43,434
6.00%, 9/1/53	19,628	19,853
6.00%, 11/1/53	21,895	22,223
6.50%, 11/1/53	17,241	17,712
6.00%, 12/1/53	90,089	91,269
6.50%, 1/1/54	36,127	37,161
5.00%, 4/1/54	92,579	89,675
6.50%, 4/1/54	47,825	49,093
5.50%, 6/1/54	181,022	179,323
5.50%, 7/1/54	32,448	32,360
6.00%, 8/1/54	45,127	45,656
6.50%, 8/1/54	68,223	70,717
5.00%, 9/1/54	23,782	23,074
6.00%, 10/1/54	46,677	47,619
5.50%, 11/1/54	47,449	47,072
5.50%, 11/1/54	48,493	48,450
Total Federal National Mortgage Association		10,499,389
Government National Mortgage Association — 6.1%
2.50%, 7/20/28	14,644	14,286
2.00%, 5/20/36	26,484	24,375
5.00%, 2/20/43	14,248	14,354
5.00%, 4/20/44	33,297	33,573
5.00%, 7/20/44	5,806	5,854
5.00%, 8/20/44	5,492	5,538
4.50%, 9/20/44	20,221	19,670
3.50%, 10/20/44	24,732	22,624
3.00%, 1/20/45	8,595	7,635
4.00%, 4/20/45	50,757	47,952
3.00%, 7/20/45	63,507	56,165
3.50%, 12/20/45	11,522	10,471
3.50%, 1/20/46	46,776	42,509
3.00%, 5/20/46	154,012	136,098
2.50%, 10/20/46	45,759	39,009
3.00%, 12/20/46	5,554	4,912
4.00%, 1/20/47	11,314	10,636
4.50%, 1/20/47	14,953	14,534
4.00%, 7/20/47	55,678	52,035
3.50%, 9/20/47	65,604	59,444
4.50%, 10/20/47	5,112	4,954
3.50%, 1/20/48	79,112	71,684
4.00%, 1/20/48	22,571	21,082
3.50%, 2/20/48	34,728	31,467
3.50%, 3/20/48	11,367	10,300
3.50%, 4/20/48	20,283	18,379
3.50%, 6/20/48	33,518	30,298
3.50%, 7/20/48	28,692	25,954
4.00%, 9/20/48	17,938	16,739
4.50%, 9/20/48	10,155	9,780
3.50%, 10/20/48	89,420	80,886
4.50%, 1/20/49	10,332	9,951
3.50%, 3/20/49	5,081	4,596
4.00%, 3/20/49	18,327	17,093
4.50%, 3/20/49	4,767	4,591
5.00%, 3/20/49	8,907	8,777
4.00%, 4/20/49	7,687	7,147
4.50%, 4/20/49	27,092	26,092
3.50%, 7/20/49	28,596	25,764
3.50%, 8/20/49	16,843	15,174
3.00%, 9/20/49	45,586	39,902
3.00%, 10/20/49	54,209	47,480
4.00%, 10/20/49	20,962	19,504
2.50%, 11/20/49	32,136	27,132
3.00%, 1/20/50	5,162	4,524
3.50%, 1/20/50	3,673	3,310
4.50%, 1/20/50	7,402	7,129
3.00%, 5/20/50	19,732	17,280
2.50%, 6/20/50	26,389	22,180
3.00%, 6/20/50	36,721	32,149
3.50%, 7/20/50	43,089	38,821
5.00%, 7/20/50	34,906	34,707
2.50%, 8/20/50	54,064	45,141
3.00%, 9/20/50	63,525	55,581
4.00%, 9/20/50	30,295	28,188
2.50%, 10/20/50	23,634	19,858
2.00%, 11/20/50	194,720	156,672
2.50%, 11/20/50	21,916	18,413
3.00%, 11/20/50	58,273	50,971
3.50%, 1/20/51	40,117	36,163
2.00%, 3/20/51	225,100	181,031
2.50%, 3/20/51	306,251	257,204
3.00%, 7/20/51	46,702	40,764
2.00%, 8/20/51	35,702	28,709
2.50%, 8/20/51	168,555	141,495
3.00%, 8/20/51	49,526	43,225
1.50%, 9/20/51	18,998	14,479
2.00%, 9/20/51	361,875	290,987
2.50%, 9/20/51	296,858	249,178
3.00%, 9/20/51	149,004	130,056
2.00%, 11/20/51	253,166	203,563
2.50%, 11/20/51	66,682	55,962

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
2.00%, 1/20/52	$27,309	$21,957
3.50%, 2/20/52	19,031	17,065
2.00%, 3/20/52	79,948	64,273
2.50%, 4/20/52	159,510	133,869
3.00%, 4/20/52	58,549	51,056
3.00%, 5/20/52	127,064	110,803
3.50%, 6/20/52	87,778	78,513
3.00%, 7/20/52	58,502	51,015
4.50%, 7/20/52	265,114	252,494
4.00%, 8/20/52	41,181	38,007
3.50%, 9/20/52	20,502	18,333
4.00%, 9/20/52	153,683	141,837
4.50%, 9/20/52	40,787	38,813
4.00%, 10/20/52	20,932	19,319
5.00%, 12/20/52	60,886	59,309
5.50%, 12/20/52	94,221	94,161
5.00%, 2/20/53	226,304	220,684
4.50%, 4/20/53	21,907	20,779
5.00%, 7/20/53	88,943	86,687
6.00%, 7/20/53	154,972	157,414
4.00%, 11/20/53	22,419	20,700
6.50%, 12/20/53	13,385	13,697
5.50%, 3/20/54	21,646	21,518
6.00%, 4/20/54	19,867	20,146
4.50%, 7/15/54(a)	25,000	23,585
5.00%, 7/15/54(a)	25,000	24,242
6.00%, 8/20/54	44,187	44,724
5.00%, 10/20/54	49,130	47,692
4.00%, 11/20/54	49,321	45,211
4.50%, 6/20/55(a)	75,000	70,777
5.00%, 6/20/55(a)	75,000	72,766
5.50%, 6/20/55(a)	550,000	546,121
6.00%, 6/20/55(a)	200,000	201,963
6.50%, 6/20/55(a)	175,000	178,770
7.00%, 6/20/55(a)	50,000	51,468
5.50%, 7/20/55(a)	25,000	24,802
6.00%, 7/20/55(a)	25,000	25,209
Total Government National Mortgage Association		6,513,919
Tennessee Valley Authority — 0.1%
4.65%, 6/15/35	50,000	50,274
5.25%, 9/15/39	30,000	30,822
4.25%, 9/15/52	9,000	7,461
Total Tennessee Valley Authority		88,557
Uniform Mortgage-Backed Securities — 1.6%
3.50%, 7/19/26(a)	25,000	23,887
4.50%, 6/1/39(a)	25,000	24,635
5.00%, 6/1/40(a)	50,000	50,040
6.00%, 6/1/40(a)	25,000	25,592
5.50%, 7/1/40(a)	25,000	25,335
4.50%, 6/1/55(a)	75,000	70,763
5.00%, 6/1/55(a)	125,000	121,036
5.50%, 6/1/55(a)	200,000	198,033
6.00%, 6/1/55(a)	575,000	580,764
6.50%, 6/1/55(a)	275,000	282,419
7.00%, 6/1/55(a)	150,000	156,680
5.00%, 7/1/55(a)	25,000	24,192
5.50%, 7/1/55(a)	50,000	49,464
6.00%, 7/1/55(a)	50,000	50,439
6.50%, 7/1/55(a)	25,000	25,652
Total Uniform Mortgage-Backed Securities		1,708,931
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $29,657,567)		27,801,493
U.S. GOVERNMENT OBLIGATIONS — 44.9%
U.S. Treasury Bonds — 8.9%
6.25%, 5/15/30	200,000	220,289
4.50%, 2/15/36	80,000	81,038
4.38%, 2/15/38	100,000	98,313
4.50%, 5/15/38	100,000	99,609
4.38%, 5/15/40	130,000	124,891
1.13%, 8/15/40	70,000	42,115
1.88%, 2/15/41	280,000	188,716
2.25%, 5/15/41	295,000	210,118
4.38%, 5/15/41	135,000	128,482
1.75%, 8/15/41	330,000	214,448
2.00%, 11/15/41	325,000	219,197
2.38%, 2/15/42	400,000	285,062
3.13%, 2/15/42	370,000	296,260
3.00%, 5/15/42	250,000	195,703
3.25%, 5/15/42	210,000	170,445
2.75%, 8/15/42	50,000	37,500
4.00%, 11/15/42	90,000	80,634
3.13%, 2/15/43	70,000	55,191
3.88%, 5/15/43	310,000	271,710
4.38%, 8/15/43	90,000	84,220
3.75%, 11/15/43	175,000	150,008
4.75%, 11/15/43	20,000	19,619
3.63%, 2/15/44	25,000	20,984
4.50%, 2/15/44	280,000	265,672
3.38%, 5/15/44	130,000	104,782
4.63%, 5/15/44	220,000	211,905
3.13%, 8/15/44	155,000	119,677
4.13%, 8/15/44	90,000	80,916
3.00%, 11/15/44	275,000	207,303
4.63%, 11/15/44	80,000	76,881
2.50%, 2/15/45	155,000	106,708
4.75%, 2/15/45	70,000	68,365
3.00%, 5/15/45	50,000	37,492
5.00%, 5/15/45	30,000	30,313
2.50%, 5/15/46	245,000	165,547
3.00%, 2/15/47	250,000	183,828
3.00%, 5/15/47	15,000	10,995
2.75%, 8/15/47	50,000	34,848
2.75%, 11/15/47	100,000	69,508
3.00%, 2/15/48	175,000	127,148
3.13%, 5/15/48	40,000	29,678
3.38%, 11/15/48	280,000	216,606
3.00%, 2/15/49	70,000	50,427
2.88%, 5/15/49	220,000	154,361
2.25%, 8/15/49	80,000	48,969
2.38%, 11/15/49	220,000	138,136
2.00%, 2/15/50	295,000	169,003

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
1.25%, 5/15/50	$150,000	$70,090
1.38%, 8/15/50	225,000	107,965
1.63%, 11/15/50	230,000	118,163
1.88%, 2/15/51	400,000	219,000
2.38%, 5/15/51	355,000	219,739
2.00%, 8/15/51	100,000	56,203
1.88%, 11/15/51	385,000	208,682
2.25%, 2/15/52	200,000	119,156
2.88%, 5/15/52	150,000	103,102
3.00%, 8/15/52	175,000	123,443
3.63%, 2/15/53	260,000	207,675
3.63%, 5/15/53	225,000	179,543
4.13%, 8/15/53	250,000	218,633
4.75%, 11/15/53	150,000	145,582
4.25%, 2/15/54	375,000	335,010
4.63%, 5/15/54	335,000	318,695
4.25%, 8/15/54	345,000	308,613
4.50%, 11/15/54	245,000	228,788
4.63%, 2/15/55	175,000	166,975
4.75%, 5/15/55	110,000	107,216
Total U.S. Treasury Bonds		9,565,893
U.S. Treasury Notes — 36.0%
4.13%, 6/15/26	280,000	279,956
1.50%, 8/15/26	500,000	485,059
0.75%, 8/31/26	490,000	470,438
1.38%, 8/31/26	235,000	227,427
3.75%, 8/31/26	580,000	577,746
1.63%, 9/30/26	300,000	290,760
3.50%, 9/30/26	410,000	407,197
4.63%, 10/15/26	200,000	201,562
1.13%, 10/31/26	45,000	43,224
4.13%, 10/31/26	465,000	465,608
2.00%, 11/15/26	500,000	485,889
1.25%, 11/30/26	525,000	504,246
1.63%, 11/30/26	310,000	299,447
4.25%, 11/30/26	330,000	331,179
4.38%, 12/15/26	350,000	351,948
1.25%, 12/31/26	465,000	445,746
1.75%, 12/31/26	295,000	284,998
4.13%, 1/31/27	340,000	340,850
2.25%, 2/15/27	345,000	335,405
4.13%, 2/15/27	100,000	100,262
1.88%, 2/28/27	350,000	337,880
4.13%, 2/28/27	310,000	310,914
4.25%, 3/15/27	75,000	75,397
3.88%, 3/31/27	320,000	319,687
4.50%, 4/15/27	150,000	151,538
2.75%, 4/30/27	220,000	215,325
4.50%, 5/15/27	235,000	237,557
3.88%, 5/31/27	260,000	259,924
0.50%, 6/30/27	670,000	625,040
4.38%, 7/15/27	350,000	353,377
3.75%, 8/15/27	420,000	418,770
0.50%, 8/31/27	350,000	324,775
3.38%, 9/15/27	150,000	148,389
0.50%, 10/31/27	355,000	327,612
2.25%, 11/15/27	250,000	240,576
4.13%, 11/15/27	270,000	271,529
0.63%, 11/30/27	390,000	360,217
4.00%, 12/15/27	280,000	280,941
0.63%, 12/31/27	730,000	672,313
4.25%, 1/15/28	285,000	287,650
0.75%, 1/31/28	450,000	414,773
3.50%, 1/31/28	550,000	544,994
2.75%, 2/15/28	500,000	485,742
4.25%, 2/15/28	60,000	60,586
1.13%, 2/29/28	650,000	604,018
3.88%, 3/15/28	270,000	270,179
3.63%, 3/31/28	150,000	149,092
2.88%, 5/15/28	460,000	447,476
3.75%, 5/15/28	220,000	219,373
1.25%, 5/31/28	120,000	111,211
1.25%, 6/30/28	95,000	87,853
2.88%, 8/15/28	400,000	388,000
1.13%, 8/31/28	65,000	59,584
4.38%, 8/31/28	250,000	253,760
1.25%, 9/30/28	550,000	505,141
1.38%, 10/31/28	375,000	345,176
1.50%, 11/30/28	600,000	553,570
1.38%, 12/31/28	500,000	458,457
3.75%, 12/31/28	250,000	248,818
1.75%, 1/31/29	300,000	278,191
4.00%, 1/31/29	365,000	366,226
1.88%, 2/28/29	565,000	525,582
4.25%, 2/28/29	195,000	197,346
2.38%, 3/31/29	300,000	283,793
4.13%, 3/31/29	115,000	115,894
2.88%, 4/30/29	100,000	96,277
4.63%, 4/30/29	200,000	205,117
2.38%, 5/15/29	315,000	297,490
2.75%, 5/31/29	460,000	440,432
4.50%, 5/31/29	210,000	214,503
3.25%, 6/30/29	455,000	443,572
4.25%, 6/30/29	405,000	410,015
4.00%, 7/31/29	45,000	45,132
3.63%, 8/31/29	190,000	187,773
4.00%, 10/31/29	550,000	551,375
4.13%, 10/31/29	320,000	322,400
1.75%, 11/15/29	310,000	282,984
4.13%, 11/30/29	275,000	277,170
3.50%, 1/31/30	175,000	171,637
4.25%, 1/31/30	345,000	349,380
1.50%, 2/15/30	265,000	237,486
4.00%, 2/28/30	325,000	325,812
4.00%, 2/28/30	440,000	422,692
3.63%, 3/31/30	325,000	320,163
4.00%, 3/31/30	300,000	300,633
3.88%, 4/30/30(b)	155,000	154,431
3.75%, 5/31/30	200,000	197,961
4.00%, 5/31/30	420,000	420,902
3.75%, 6/30/30	100,000	98,945
4.00%, 7/31/30	6,000	6,003

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
0.63%, 8/15/30	$180,000	$151,748
4.63%, 9/30/30	100,000	102,934
0.88%, 11/15/30	225,000	190,696
4.38%, 11/30/30	500,000	508,613
4.00%, 1/31/31	75,000	74,851
1.13%, 2/15/31	215,000	183,758
4.13%, 3/31/31	265,000	265,880
4.63%, 4/30/31	410,000	421,900
1.63%, 5/15/31	350,000	305,088
4.63%, 5/31/31	250,000	257,197
4.25%, 6/30/31	380,000	383,340
4.13%, 7/31/31	550,000	550,967
1.25%, 8/15/31	610,000	515,378
3.75%, 8/31/31	400,000	392,234
3.63%, 9/30/31	320,000	311,362
4.13%, 11/30/31	325,000	324,949
4.38%, 1/31/32	340,000	344,542
4.13%, 2/29/32	125,000	124,834
4.13%, 3/31/32	210,000	209,655
4.00%, 4/30/32	190,000	188,204
2.88%, 5/15/32	160,000	147,600
4.13%, 5/31/32	160,000	159,644
2.75%, 8/15/32	355,000	323,494
4.13%, 11/15/32	165,000	164,330
3.38%, 5/15/33	605,000	569,740
3.88%, 8/15/33	725,000	705,516
4.50%, 11/15/33	290,000	294,441
4.00%, 2/15/34	485,000	474,050
4.38%, 5/15/34	450,000	451,477
3.88%, 8/15/34	855,000	824,140
4.25%, 11/15/34	300,000	297,211
4.63%, 2/15/35	250,000	254,824
4.25%, 5/15/35	160,000	158,262
Total U.S. Treasury Notes		38,536,337
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $48,812,316)		48,102,230
CORPORATE BONDS — 24.3%
Australia — 0.3%
BHP Billiton Finance USA Ltd.
5.25%, 9/8/33	10,000	10,093
5.00%, 9/30/43	23,000	21,247
Rio Tinto Finance USA PLC
5.88%, 3/14/65	50,000	48,747
Westpac Banking Corp.
3.35%, 3/8/27(b)	96,000	94,595
2.67%, 11/15/35, (2.668% fixed rate until 11/15/30; 5-year Constant Maturity Treasury Rate + 1.75% thereafter)(c)	30,000	26,180
4.42%, 7/24/39	30,000	26,585
Woodside Finance Ltd.
5.10%, 9/12/34	25,000	23,511
5.70%, 9/12/54	25,000	21,765
Total Australia		272,723
Belgium — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 2/1/46	83,000	74,906
Anheuser-Busch InBev Worldwide, Inc.
5.88%, 6/15/35(b)	60,000	63,746
4.44%, 10/6/48	65,000	54,151
Total Belgium		192,803
Brazil — 0.0%
Suzano Austria GmbH
3.75%, 1/15/31	41,000	37,178
Vale Overseas Ltd.
6.13%, 6/12/33	20,000	20,591
Total Brazil		57,769
Canada — 0.6%
Bank of Nova Scotia
2.95%, 3/11/27	30,000	29,271
2.15%, 8/1/31(b)	50,000	43,045
Barrick North America Finance LLC
5.70%, 5/30/41	50,000	48,929
Brookfield Finance, Inc.
4.85%, 3/29/29	25,000	25,048
4.70%, 9/20/47	3,000	2,479
Canadian Imperial Bank of Commerce
3.60%, 4/7/32(b)	50,000	45,972
Canadian National Railway Co.
3.85%, 8/5/32	50,000	46,775
Canadian Natural Resources Ltd.
3.85%, 6/1/27	18,000	17,749
Canadian Pacific Railway Co.
4.80%, 9/15/35	60,000	57,604
Cenovus Energy, Inc.
6.75%, 11/15/39	5,000	5,272
Enbridge, Inc.
5.63%, 4/5/34	25,000	25,250
6.70%, 11/15/53	10,000	10,504
Kinross Gold Corp.
4.50%, 7/15/27	15,000	14,982
Nutrien Ltd.
2.95%, 5/13/30	40,000	36,749
5.63%, 12/1/40	5,000	4,834
Rogers Communications, Inc.
4.35%, 5/1/49	40,000	31,264
Royal Bank of Canada
5.20%, 7/20/26	10,000	10,097
4.52%, 10/18/28, (4.522% fixed rate until 10/18/27; Secured Overnight Financing Index + 0.86% thereafter)(c)	50,000	49,973
4.65%, 10/18/30, (4.65% fixed rate until 10/18/29; Secured Overnight Financing Index + 1.08% thereafter)(c)	50,000	49,805
3.88%, 5/4/32	25,000	23,607
Suncor Energy, Inc.
3.75%, 3/4/51	30,000	20,243

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
Toronto-Dominion Bank
5.52%, 7/17/28	$10,000	$10,302
4.78%, 12/17/29	50,000	50,213
4.46%, 6/8/32(b)	20,000	19,396
TransCanada PipeLines Ltd.
4.25%, 5/15/28	16,000	15,877
Total Canada		695,240
France — 0.1%
TotalEnergies Capital International SA
3.46%, 2/19/29	70,000	68,096
3.46%, 7/12/49	20,000	13,747
Total France		81,843
Germany — 0.3%
Deutsche Bank AG
3.55%, 9/18/31, (3.547% fixed rate until 9/18/30; Secured Overnight Financing Rate + 3.043% thereafter)(c)	100,000	92,167
Kreditanstalt fuer Wiederaufbau
4.63%, 3/18/30	100,000	102,876
3.75%, 7/15/30	100,000	98,908
Total Germany		293,951
Ireland — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.95%, 3/10/55, (6.95% fixed rate until 3/10/30; 5-year Constant Maturity Treasury Rate + 2.72% thereafter)(c)	150,000	154,058
Japan — 0.3%
Mitsubishi UFJ Financial Group, Inc.
3.68%, 2/22/27(b)	150,000	148,175
4.15%, 3/7/39	30,000	26,764
Mizuho Financial Group, Inc.
2.17%, 5/22/32, (2.172% fixed rate until 5/22/31; 1-year Constant Maturity Treasury Rate + 0.87% thereafter)(c)	53,000	45,312
ORIX Corp.
5.40%, 2/25/35	10,000	9,961
Sumitomo Mitsui Financial Group, Inc.
3.45%, 1/11/27	25,000	24,627
3.35%, 10/18/27(b)	16,000	15,617
Takeda Pharmaceutical Co. Ltd.
3.03%, 7/9/40	25,000	18,241
Total Japan		288,697
Luxembourg — 0.0%
ArcelorMittal SA
6.00%, 6/17/34(b)	30,000	30,963
Mexico — 0.0%
Southern Copper Corp.
6.75%, 4/16/40	5,000	5,318
Netherlands — 0.2%
Cooperatieve Rabobank UA
4.80%, 1/9/29	250,000	253,401
Norway — 0.1%
Equinor ASA
3.63%, 9/10/28	74,000	72,703
Spain — 0.2%
Banco Santander SA
5.29%, 8/18/27	150,000	151,869
Telefonica Emisiones SA
4.90%, 3/6/48	40,000	32,867
Total Spain		184,736
Switzerland — 0.2%
UBS AG
5.00%, 7/9/27	200,000	202,261
United Kingdom — 0.7%
Astrazeneca Finance LLC
2.25%, 5/28/31	100,000	88,199
AstraZeneca PLC
4.00%, 1/17/29	25,000	24,791
Barclays PLC
3.33%, 11/24/42, (3.33% fixed rate until 11/24/41; 1-year Constant Maturity Treasury Rate + 1.30% thereafter)(b)(c)	75,000	53,829
BAT Capital Corp.
3.22%, 9/6/26	25,000	24,586
British Telecommunications PLC
9.63%, 12/15/30	36,000	43,899
HSBC Holdings PLC
5.89%, 8/14/27, (5.887% fixed rate until 8/14/26; Secured Overnight Financing Rate + 1.57% thereafter)(c)	200,000	202,532
6.55%, 6/20/34, (6.547% fixed rate until 6/20/33; Secured Overnight Financing Rate + 2.98% thereafter)(c)	100,000	104,579
6.10%, 1/14/42(b)	40,000	41,662
National Grid PLC
5.81%, 6/12/33	40,000	41,354
Smith & Nephew PLC
5.15%, 3/20/27	25,000	25,233
Unilever Capital Corp.
2.63%, 8/12/51, Series 30Y	25,000	14,878
Vodafone Group PLC
5.25%, 5/30/48	40,000	36,019
5.63%, 2/10/53	35,000	32,135
Total United Kingdom		733,696
United States — 21.0%
3M Co.
2.88%, 10/15/27	19,000	18,340
3.63%, 10/15/47	48,000	34,586
AbbVie, Inc.
4.65%, 3/15/28	25,000	25,265
4.88%, 3/15/30	25,000	25,423
5.05%, 3/15/34	75,000	75,263
4.75%, 3/15/45	2,000	1,764
5.60%, 3/15/55	25,000	24,427
AEP Texas, Inc.
5.70%, 5/15/34	60,000	60,247

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
AES Corp.
5.45%, 6/1/28	$35,000	$35,483
Air Lease Corp.
1.88%, 8/15/26	24,000	23,214
4.63%, 10/1/28	46,000	46,036
3.13%, 12/1/30	50,000	45,723
Air Products & Chemicals, Inc.
4.60%, 2/8/29	50,000	50,533
Aircastle Ltd.
4.25%, 6/15/26	25,000	24,823
Alabama Power Co.
4.30%, 7/15/48, Series A	37,000	29,933
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/30(b)	51,000	50,603
Allstate Corp.
4.20%, 12/15/46	25,000	19,890
Ally Financial, Inc.
8.00%, 11/1/31	13,000	14,555
Alphabet, Inc.
1.90%, 8/15/40	45,000	29,454
Altria Group, Inc.
4.80%, 2/14/29	25,000	25,101
3.40%, 5/6/30	50,000	46,945
2.45%, 2/4/32	20,000	16,975
3.70%, 2/4/51	40,000	27,035
Amazon.com, Inc.
1.20%, 6/3/27	25,000	23,631
3.60%, 4/13/32(b)	77,000	72,935
3.88%, 8/22/37	20,000	17,818
2.70%, 6/3/60	55,000	30,868
American Express Co.
5.02%, 4/25/31, (5.016% fixed rate until 4/25/30; Secured Overnight Financing Rate + 1.44% thereafter)(c)	50,000	50,592
4.99%, 5/26/33, (4.989% fixed rate until 5/26/32; Secured Overnight Financing Rate + 2.255% thereafter)(c)	71,000	70,235
5.92%, 4/25/35, (5.915% fixed rate until 4/25/34; Secured Overnight Financing Rate + 1.63% thereafter)(c)	50,000	51,627
5.67%, 4/25/36, (5.667% fixed rate until 4/25/35; Secured Overnight Financing Rate + 1.79% thereafter)(c)	50,000	51,026
American Homes 4 Rent LP
5.25%, 3/15/35	25,000	24,445
American Honda Finance Corp.
2.30%, 9/9/26	5,000	4,861
4.90%, 3/12/27	50,000	50,320
4.60%, 4/17/30	50,000	49,678
American International Group, Inc.
4.75%, 4/1/48	28,000	24,158
American Tower Corp.
3.80%, 8/15/29	25,000	24,132
3.10%, 6/15/50	10,000	6,332
2.95%, 1/15/51	50,000	30,670
American University
3.67%, 4/1/49, Series 2019	25,000	18,486
American Water Capital Corp.
3.75%, 9/1/47	40,000	29,667
Amgen, Inc.
4.40%, 2/22/62	80,000	60,621
Aon Corp./Aon Global Holdings PLC
5.00%, 9/12/32	50,000	50,217
APA Corp.
5.10%, 9/1/40(d)	20,000	16,315
Apple, Inc.
3.45%, 2/9/45	35,000	26,699
4.65%, 2/23/46	70,000	62,912
2.65%, 2/8/51	74,000	44,909
Aptiv Swiss Holdings Ltd.
5.40%, 3/15/49	25,000	20,822
Arrow Electronics, Inc.
2.95%, 2/15/32	25,000	21,401
AT&T, Inc.
2.55%, 12/1/33	50,000	41,156
6.38%, 3/1/41	25,000	25,990
5.15%, 2/15/50	140,000	123,564
3.80%, 12/1/57	25,000	17,139
Athene Holding Ltd.
6.63%, 10/15/54, (6.625% fixed rate until 10/15/34; 5-year Constant Maturity Treasury Rate + 2.607% thereafter)(c)	35,000	34,466
AutoZone, Inc.
4.00%, 4/15/30	75,000	72,769
AvalonBay Communities, Inc.
1.90%, 12/1/28	40,000	36,751
Avangrid, Inc.
3.80%, 6/1/29	25,000	24,154
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27	48,000	46,960
Bank of America Corp.
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(c)	45,000	43,540
5.93%, 9/15/27, (5.933% fixed rate until 9/15/26; Secured Overnight Financing Rate + 1.34% thereafter)(c)	10,000	10,157
3.25%, 10/21/27	100,000	97,591
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month Secured Overnight Financing Rate + 1.774% thereafter)(c)	50,000	49,166
1.92%, 10/24/31, (1.922% fixed rate until 10/24/30; Secured Overnight Financing Rate + 1.37% thereafter)(c)	216,000	186,086
5.02%, 7/22/33, (5.015% fixed rate until 7/22/32; Secured Overnight Financing Rate + 2.16% thereafter)(c)	100,000	99,687
5.87%, 9/15/34, (5.872% fixed rate until 9/15/33; Secured Overnight Financing Rate + 1.84% thereafter)(c)	30,000	31,193

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
5.46%, 5/9/36, (5.464% fixed rate until 5/9/35; Secured Overnight Financing Rate + 1.64% thereafter)(c)	$70,000	$70,538
7.75%, 5/14/38	100,000	117,177
4.75%, 4/21/45, Series L	10,000	8,640
Baxter International, Inc.
2.27%, 12/1/28	40,000	36,933
Becton Dickinson & Co.
2.82%, 5/20/30	37,000	33,818
4.69%, 12/15/44	22,000	18,618
Berkshire Hathaway Energy Co.
3.80%, 7/15/48	36,000	26,310
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50	75,000	47,178
Biogen, Inc.
3.15%, 5/1/50	40,000	24,395
Blue Owl Capital Corp.
3.13%, 4/13/27	90,000	86,260
Boardwalk Pipelines LP
4.45%, 7/15/27	18,000	17,947
Boeing Co.
3.83%, 3/1/59	65,000	42,432
BorgWarner, Inc.
4.95%, 8/15/29	25,000	25,122
Boston Properties LP
3.40%, 6/21/29	50,000	46,938
BP Capital Markets America, Inc.
4.81%, 2/13/33	75,000	73,730
4.89%, 9/11/33	15,000	14,755
Bristol-Myers Squibb Co.
3.90%, 2/20/28	77,000	76,470
5.65%, 2/22/64	50,000	47,436
Broadcom, Inc.
4.15%, 11/15/30	100,000	97,538
3.75%, 2/15/51(d)	90,000	65,277
Burlington Northern Santa Fe LLC
6.15%, 5/1/37	10,000	10,711
3.90%, 8/1/46	5,000	3,902
5.20%, 4/15/54	25,000	23,150
Cadence Design Systems, Inc.
4.70%, 9/10/34	25,000	24,329
Camden Property Trust
2.80%, 5/15/30	20,000	18,343
Campbell Soup Co.
4.15%, 3/15/28	20,000	19,842
Capital One Financial Corp.
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(c)	15,000	15,625
6.38%, 6/8/34, (6.377% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.86% thereafter)(c)	65,000	67,999
Cardinal Health, Inc.
4.70%, 11/15/26	50,000	50,120
4.90%, 9/15/45	29,000	24,815
Carlisle Cos., Inc.
2.75%, 3/1/30	25,000	22,955
Carrier Global Corp.
5.90%, 3/15/34	43,000	45,223
Caterpillar, Inc.
3.25%, 9/19/49(b)	34,000	23,376
4.75%, 5/15/64(b)	25,000	21,170
Catholic Health Services of Long Island Obligated Group
3.37%, 7/1/50, Series 2020	25,000	16,367
Cboe Global Markets, Inc.
3.00%, 3/16/32(b)	30,000	26,627
CDW LLC/CDW Finance Corp.
3.28%, 12/1/28	25,000	23,746
3.25%, 2/15/29	25,000	23,496
Cencora, Inc.
3.45%, 12/15/27	25,000	24,397
5.15%, 2/15/35	40,000	39,712
CenterPoint Energy Houston Electric LLC
2.35%, 4/1/31, Series AE	10,000	8,803
CenterPoint Energy Resources Corp.
1.75%, 10/1/30	74,000	63,649
Charter Communications Operating LLC/Charter Communications Operating Capital
6.10%, 6/1/29	50,000	52,063
6.83%, 10/23/55(b)	43,000	42,815
3.85%, 4/1/61	89,000	54,837
Cheniere Energy Partners LP
5.95%, 6/30/33	30,000	30,703
Chevron USA, Inc.
3.25%, 10/15/29	26,000	24,958
Children's Hospital
2.93%, 7/15/50, Series 2020(b)	35,000	21,193
Chubb INA Holdings LLC
4.15%, 3/13/43	40,000	33,253
Cigna Group
3.88%, 10/15/47	55,000	39,932
5.60%, 2/15/54	25,000	23,135
Cisco Systems, Inc.
4.85%, 2/26/29(b)	140,000	142,852
Citigroup, Inc.
4.45%, 9/29/27	58,000	57,760
5.17%, 2/13/30, (5.174% fixed rate until 2/13/29; Secured Overnight Financing Rate + 1.364% thereafter)(c)	100,000	101,352
4.54%, 9/19/30, (4.542% fixed rate until 9/19/29; Secured Overnight Financing Rate + 1.338% thereafter)(c)	40,000	39,496
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(c)	20,000	19,575
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.35% thereafter)(c)	100,000	88,013

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.43% thereafter)(c)	$40,000	$33,623
5.41%, 9/19/39, (5.411% fixed rate until 9/19/34; 5-year Constant Maturity Treasury Rate + 1.73% thereafter)(c)	75,000	71,475
4.65%, 7/23/48	50,000	41,833
Citizens Financial Group, Inc.
3.25%, 4/30/30	50,000	46,200
CME Group, Inc.
2.65%, 3/15/32	35,000	30,990
4.15%, 6/15/48	30,000	24,624
CMS Energy Corp.
6.50%, 6/1/55, (6.50% fixed rate until 6/1/35; 5-year Constant Maturity Treasury Rate + 1.961% thereafter)(c)	25,000	24,700
Coca-Cola Co.
1.65%, 6/1/30	100,000	88,031
5.00%, 5/13/34(b)	25,000	25,414
4.65%, 8/14/34(b)	25,000	24,820
2.60%, 6/1/50	25,000	15,045
Comcast Corp.
4.55%, 1/15/29	160,000	161,090
5.30%, 5/15/35	25,000	25,081
6.45%, 3/15/37	27,000	29,121
5.35%, 5/15/53	15,000	13,606
5.65%, 6/1/54	25,000	23,748
6.05%, 5/15/55	50,000	50,000
2.94%, 11/1/56	41,000	23,433
5.50%, 5/15/64	50,000	45,556
Conagra Brands, Inc.
1.38%, 11/1/27	25,000	23,146
ConocoPhillips Co.
5.05%, 9/15/33	10,000	10,010
6.50%, 2/1/39	9,000	9,799
5.30%, 5/15/53	40,000	35,797
5.55%, 3/15/54	10,000	9,290
5.70%, 9/15/63	20,000	18,442
Consolidated Edison Co. of New York, Inc.
4.00%, 11/15/57, Series C	50,000	35,622
3.70%, 11/15/59	60,000	40,222
Constellation Brands, Inc.
3.15%, 8/1/29(b)	50,000	47,125
5.25%, 11/15/48	19,000	17,019
Constellation Energy Generation LLC
5.75%, 10/1/41	50,000	48,708
Consumers Energy Co.
4.63%, 5/15/33	25,000	24,355
Corebridge Financial, Inc.
6.05%, 9/15/33	25,000	25,934
4.40%, 4/5/52	25,000	19,442
Corning, Inc.
5.85%, 11/15/68	18,000	16,771
Costco Wholesale Corp.
1.38%, 6/20/27	50,000	47,420
Crown Castle, Inc.
2.10%, 4/1/31	50,000	42,295
5.20%, 9/1/34	20,000	19,532
3.25%, 1/15/51	15,000	9,478
CSX Corp.
2.40%, 2/15/30	20,000	18,277
4.30%, 3/1/48	20,000	16,187
3.35%, 9/15/49	25,000	17,016
Cummins, Inc.
5.45%, 2/20/54	20,000	18,854
CVS Health Corp.
3.25%, 8/15/29	25,000	23,502
5.70%, 6/1/34(b)	50,000	50,350
5.30%, 12/5/43	23,000	20,176
5.63%, 2/21/53	60,000	53,417
6.00%, 6/1/63	25,000	23,016
Darden Restaurants, Inc.
3.85%, 5/1/27	53,000	52,321
Dell International LLC/EMC Corp.
4.90%, 10/1/26	25,000	25,076
3.38%, 12/15/41	10,000	7,267
3.45%, 12/15/51	4,000	2,648
Devon Energy Corp.
5.60%, 7/15/41	15,000	13,468
DH Europe Finance II SARL
3.25%, 11/15/39	25,000	19,580
Diamondback Energy, Inc.
5.40%, 4/18/34	50,000	49,154
Digital Realty Trust LP
3.60%, 7/1/29	17,000	16,359
Dignity Health
5.27%, 11/1/64	25,000	21,416
Discovery Communications LLC
5.20%, 9/20/47(b)	30,000	20,969
Dollar General Corp.
3.50%, 4/3/30	25,000	23,411
5.45%, 7/5/33(b)	10,000	10,043
Dollar Tree, Inc.
4.20%, 5/15/28	50,000	49,195
Dominion Energy, Inc.
2.85%, 8/15/26, Series D	100,000	97,914
Dow Chemical Co.
5.25%, 11/15/41	50,000	44,460
DTE Electric Co.
1.90%, 4/1/28, Series A	60,000	56,315
DTE Energy Co.
5.20%, 4/1/30	25,000	25,445
Duke Energy Carolinas LLC
5.25%, 3/15/35(b)	40,000	40,221
3.70%, 12/1/47	43,000	31,364
Duke Energy Corp.
3.95%, 8/15/47	70,000	51,096
Duke Energy Progress LLC
4.10%, 5/15/42	25,000	20,311
5.35%, 3/15/53	25,000	23,055

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
Eaton Corp.
4.70%, 8/23/52	$25,000	$21,655
Eaton Vance Corp.
3.50%, 4/6/27(b)	68,000	66,962
eBay, Inc.
4.00%, 7/15/42	15,000	11,847
Ecolab, Inc.
3.25%, 12/1/27	25,000	24,438
2.13%, 8/15/50	13,000	6,862
Edison International
5.25%, 3/15/32	20,000	18,954
Elevance Health, Inc.
4.63%, 5/15/42	59,000	50,469
3.60%, 3/15/51	50,000	34,228
Eli Lilly & Co.
5.50%, 3/15/27(b)	25,000	25,591
4.55%, 2/12/28	25,000	25,286
5.20%, 8/14/64	20,000	18,460
Emerson Electric Co.
1.80%, 10/15/27(b)	28,000	26,535
Energy Transfer LP
3.90%, 7/15/26	5,000	4,959
6.05%, 12/1/26	10,000	10,195
4.20%, 4/15/27	20,000	19,869
5.50%, 6/1/27	50,000	50,735
5.60%, 9/1/34	82,000	81,651
6.25%, 4/15/49	30,000	28,656
Entergy Louisiana LLC
4.00%, 3/15/33	65,000	60,413
4.20%, 4/1/50	40,000	30,865
Enterprise Products Operating LLC
6.88%, 3/1/33, Series D	44,000	48,664
4.25%, 2/15/48	64,000	50,301
4.20%, 1/31/50	35,000	26,847
EPR Properties
4.75%, 12/15/26	50,000	49,783
Equifax, Inc.
5.10%, 12/15/27	50,000	50,518
4.80%, 9/15/29	25,000	24,965
Equinix, Inc.
2.95%, 9/15/51(b)	46,000	27,578
Equitable Holdings, Inc.
4.35%, 4/20/28	59,000	58,629
Essential Utilities, Inc.
5.38%, 1/15/34	20,000	19,957
Essex Portfolio LP
2.65%, 9/1/50	30,000	17,272
Estee Lauder Cos., Inc.
1.95%, 3/15/31(b)	40,000	34,347
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52	75,000	45,194
Evergy, Inc.
6.65%, 6/1/55, (6.65% fixed rate until 6/1/30; 5-year Constant Maturity Treasury Rate + 2.558% thereafter)(b)(c)	25,000	24,835
Eversource Energy
5.95%, 2/1/29	40,000	41,581
Exelon Corp.
5.13%, 3/15/31	25,000	25,348
4.45%, 4/15/46	30,000	24,143
Exxon Mobil Corp.
4.33%, 3/19/50	43,000	34,859
FedEx Corp.
4.40%, 1/15/47(d)	63,000	48,273
Fidelity National Information Services, Inc.
3.10%, 3/1/41(b)	50,000	35,784
Fifth Third Bancorp
5.63%, 1/29/32, (5.631% fixed rate until 1/29/31; Secured Overnight Financing Rate + 1.84% thereafter)(c)	50,000	51,388
Fiserv, Inc.
4.75%, 3/15/30	25,000	24,940
5.15%, 8/12/34(b)	50,000	49,025
Florida Power & Light Co.
5.80%, 3/15/65	50,000	49,262
FMC Corp.
4.50%, 10/1/49	47,000	33,485
Ford Motor Co.
3.25%, 2/12/32	50,000	41,317
Ford Motor Credit Co. LLC
5.92%, 3/20/28	200,000	200,328
Fortune Brands Innovations, Inc.
3.25%, 9/15/29	15,000	14,097
Fox Corp.
6.50%, 10/13/33	40,000	42,842
GATX Corp.
6.05%, 6/5/54	25,000	24,365
GE HealthCare Technologies, Inc.
4.80%, 8/14/29	25,000	25,147
General Dynamics Corp.
3.75%, 5/15/28	23,000	22,803
General Mills, Inc.
4.88%, 1/30/30	25,000	25,234
5.25%, 1/30/35	25,000	24,812
General Motors Co.
4.20%, 10/1/27	71,000	69,850
6.60%, 4/1/36	68,000	70,244
6.25%, 10/2/43	25,000	23,801
General Motors Financial Co., Inc.
5.75%, 2/8/31	25,000	25,307
Georgia Power Co.
4.55%, 3/15/30	25,000	25,058
Gilead Sciences, Inc.
5.25%, 10/15/33	10,000	10,179
5.10%, 6/15/35	95,000	94,566
Global Payments, Inc.
5.40%, 8/15/32(b)	50,000	50,237
GLP Capital LP/GLP Financing II, Inc.
5.75%, 6/1/28	23,000	23,442
4.00%, 1/15/30	30,000	28,371

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
Goldman Sachs Group, Inc.
4.48%, 8/23/28, (4.482% fixed rate until 8/23/27; Secured Overnight Financing Rate + 1.725% thereafter)(c)	$21,000	$20,936
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(c)	90,000	89,110
6.48%, 10/24/29, (6.484% fixed rate until 10/24/28; Secured Overnight Financing Rate + 1.77% thereafter)(c)	175,000	184,643
4.75%, 10/21/45	40,000	34,664
5.56%, 11/19/45, (5.561% fixed rate until 11/19/44; Secured Overnight Financing Rate + 1.58% thereafter)(c)	50,000	47,935
Halliburton Co.
4.50%, 11/15/41	30,000	24,891
Hasbro, Inc.
3.55%, 11/19/26(b)	20,000	19,660
HCA, Inc.
5.63%, 9/1/28	43,000	43,987
5.25%, 3/1/30	25,000	25,389
3.63%, 3/15/32	15,000	13,627
5.50%, 6/1/33	10,000	10,099
5.45%, 9/15/34	20,000	19,845
6.20%, 3/1/55	20,000	19,535
6.10%, 4/1/64	20,000	18,906
Healthcare Realty Holdings LP
2.00%, 3/15/31	20,000	16,829
Hershey Co.
2.30%, 8/15/26	93,000	90,954
Hess Corp.
7.13%, 3/15/33	50,000	55,723
Hewlett Packard Enterprise Co.
6.20%, 10/15/35	23,000	23,903
Home Depot, Inc.
4.40%, 3/15/45	75,000	63,160
5.30%, 6/25/54	25,000	23,410
Honeywell International, Inc.
4.50%, 1/15/34	50,000	48,132
3.81%, 11/21/47	35,000	26,305
Hormel Foods Corp.
1.80%, 6/11/30	20,000	17,633
Host Hotels & Resorts LP
5.50%, 4/15/35	25,000	24,100
Hubbell, Inc.
3.15%, 8/15/27	48,000	46,604
Humana, Inc.
5.75%, 3/1/28	100,000	102,672
4.80%, 3/15/47	18,000	14,414
Huntington Bancshares, Inc.
5.27%, 1/15/31, (5.272% fixed rate until 1/15/30; Secured Overnight Financing Rate + 1.276% thereafter)(c)	25,000	25,292
6.14%, 11/18/39, (6.141% fixed rate until 11/18/34; 5-year Constant Maturity Treasury Rate + 1.70% thereafter)(b)(c)	35,000	34,933
Huntington Ingalls Industries, Inc.
2.04%, 8/16/28	25,000	23,057
4.20%, 5/1/30	3,000	2,897
Hyatt Hotels Corp.
5.38%, 12/15/31	50,000	49,606
Illinois Tool Works, Inc.
3.90%, 9/1/42	10,000	8,073
Ingersoll Rand, Inc.
5.70%, 8/14/33	10,000	10,296
Intel Corp.
4.88%, 2/10/28	85,000	85,712
3.90%, 3/25/30	75,000	71,844
5.20%, 2/10/33(b)	30,000	29,704
5.15%, 2/21/34	30,000	29,401
3.25%, 11/15/49	95,000	58,122
Intercontinental Exchange, Inc.
3.10%, 9/15/27	5,000	4,873
4.60%, 3/15/33	50,000	49,175
3.00%, 6/15/50	40,000	25,467
International Business Machines Corp.
4.15%, 7/27/27	100,000	99,546
2.85%, 5/15/40	100,000	71,925
International Flavors & Fragrances, Inc.
5.00%, 9/26/48	4,000	3,290
International Paper Co.
4.80%, 6/15/44	4,000	3,381
4.35%, 8/15/48(b)	19,000	14,740
Intuit, Inc.
1.35%, 7/15/27	25,000	23,562
Jabil, Inc.
5.45%, 2/1/29	50,000	50,798
Jacobs Engineering Group, Inc.
6.35%, 8/18/28	34,000	35,558
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
6.75%, 3/15/34	80,000	86,043
Jefferies Financial Group, Inc.
6.45%, 6/8/27	25,000	25,886
Jersey Central Power & Light Co.
5.10%, 1/15/35	40,000	39,225
JetBlue Pass-Through Trust
4.00%, 11/15/32, Series 2020-1, Class A	35,277	32,389
JM Smucker Co.
4.25%, 3/15/35	40,000	36,442
John Deere Capital Corp.
2.45%, 1/9/30(b)	35,000	32,231
Johnson & Johnson
2.95%, 3/3/27	21,000	20,634
3.40%, 1/15/38	50,000	42,192
5.25%, 6/1/54(b)	30,000	29,107
Johnson Controls International PLC
6.00%, 1/15/36	13,000	13,692
JPMorgan Chase & Co.
6.07%, 10/22/27, (6.07% fixed rate until 10/22/26; Secured Overnight Financing Rate + 1.33% thereafter)(c)	113,000	115,370

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(c)	$75,000	$74,684
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(c)	13,000	12,761
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(c)	48,000	46,738
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.522% thereafter)(c)	20,000	19,782
5.30%, 7/24/29, (5.299% fixed rate until 7/24/28; Secured Overnight Financing Rate + 1.45% thereafter)(c)	20,000	20,411
6.09%, 10/23/29, (6.087% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.57% thereafter)(c)	20,000	20,904
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; 3-month Secured Overnight Financing Rate + 1.25% thereafter)(c)	175,000	154,554
4.95%, 10/22/35, (4.946% fixed rate until 10/22/34; Secured Overnight Financing Rate + 1.34% thereafter)(c)	75,000	72,870
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month Secured Overnight Financing Rate + 1.482% thereafter)(c)	75,000	57,522
Juniper Networks, Inc.
2.00%, 12/10/30	10,000	8,562
Kaiser Foundation Hospitals
3.00%, 6/1/51, Series 2021	30,000	18,896
Kenvue, Inc.
5.00%, 3/22/30	10,000	10,254
Keurig Dr. Pepper, Inc.
4.42%, 12/15/46	23,000	18,332
Keysight Technologies, Inc.
4.60%, 4/6/27	25,000	25,052
Kimberly-Clark Corp.
3.90%, 5/4/47	50,000	38,173
Kimco Realty OP LLC
3.80%, 4/1/27	35,000	34,589
Kinder Morgan Energy Partners LP
5.40%, 9/1/44	89,000	80,048
KLA Corp.
3.30%, 3/1/50(b)	20,000	13,558
Kraft Heinz Foods Co.
5.20%, 7/15/45	30,000	26,673
Kroger Co.
5.00%, 9/15/34	25,000	24,372
5.15%, 8/1/43	40,000	36,251
L3Harris Technologies, Inc.
5.35%, 6/1/34	25,000	25,180
Legg Mason, Inc.
5.63%, 1/15/44	5,000	4,815
Leidos, Inc.
5.40%, 3/15/32	50,000	50,449
Leland Stanford Junior University
1.29%, 6/1/27(b)	25,000	23,652
Lincoln National Corp.
5.85%, 3/15/34	35,000	35,496
Lockheed Martin Corp.
4.70%, 12/15/31	30,000	30,158
4.80%, 8/15/34	25,000	24,600
6.15%, 9/1/36, Series B	49,000	53,120
Lowe's Cos., Inc.
4.05%, 5/3/47	15,000	11,367
3.50%, 4/1/51	25,000	16,609
5.80%, 9/15/62	50,000	46,943
LPL Holdings, Inc.
5.70%, 5/20/27	100,000	101,691
LYB International Finance BV
5.25%, 7/15/43	25,000	21,715
LyondellBasell Industries NV
4.63%, 2/26/55(b)	20,000	15,183
Marathon Petroleum Corp.
5.00%, 9/15/54	3,000	2,353
Markel Group, Inc.
3.35%, 9/17/29(b)	50,000	47,687
Marsh & McLennan Cos., Inc.
4.38%, 3/15/29	75,000	75,037
2.38%, 12/15/31	25,000	21,586
5.15%, 3/15/34	25,000	25,172
5.70%, 9/15/53	10,000	9,801
Mass General Brigham, Inc.
3.19%, 7/1/49, Series 2020	50,000	33,253
Massachusetts Institute of Technology
3.89%, 7/1/16	49,000	33,129
Mastercard, Inc.
4.35%, 1/15/32	50,000	49,306
McCormick & Co., Inc.
4.20%, 8/15/47	20,000	15,587
McDonald's Corp.
4.88%, 12/9/45	30,000	26,586
Medtronic, Inc.
4.38%, 3/15/35	10,000	9,519
Merck & Co., Inc.
3.70%, 2/10/45	25,000	19,295
5.00%, 5/17/53(b)	15,000	13,448
Meta Platforms, Inc.
4.60%, 5/15/28	15,000	15,247
4.30%, 8/15/29	75,000	75,326
3.85%, 8/15/32(b)	50,000	47,507
5.75%, 5/15/63	15,000	14,855
MetLife, Inc.
4.05%, 3/1/45	40,000	32,078
Micron Technology, Inc.
5.88%, 9/15/33	25,000	25,671
Microsoft Corp.
3.45%, 8/8/36	50,000	44,267
3.95%, 8/8/56	60,000	46,938
Mid-America Apartments LP
3.95%, 3/15/29(b)	25,000	24,518

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
Molson Coors Beverage Co.
5.00%, 5/1/42	$30,000	$26,829
Mondelez International, Inc.
2.75%, 4/13/30	50,000	45,914
Moody's Corp.
4.88%, 12/17/48	30,000	26,191
Morgan Stanley
4.35%, 9/8/26	171,000	170,340
3.59%, 7/22/28(c)	272,000	265,896
5.45%, 7/20/29, (5.449% fixed rate until 7/20/28; Secured Overnight Financing Rate + 1.63% thereafter)(c)	20,000	20,470
3.62%, 4/1/31, (3.622% fixed rate until 4/1/30; Secured Overnight Financing Rate + 3.12% thereafter)(c)	15,000	14,230
6.34%, 10/18/33, (6.342% fixed rate until 10/18/32; Secured Overnight Financing Rate + 2.56% thereafter)(c)	50,000	53,515
4.30%, 1/27/45	20,000	16,638
5.52%, 11/19/55, (5.516% fixed rate until 11/19/54; Secured Overnight Financing Rate + 1.71% thereafter)(c)	20,000	19,069
Motorola Solutions, Inc.
2.30%, 11/15/30	25,000	21,981
Mount Sinai Hospital
3.74%, 7/1/49, Series 2019	26,000	16,658
MPLX LP
4.00%, 3/15/28	18,000	17,750
Nasdaq, Inc.
3.95%, 3/7/52	28,000	20,224
National Rural Utilities Cooperative Finance Corp.
3.90%, 11/1/28	18,000	17,670
4.02%, 11/1/32	18,000	16,885
4.15%, 12/15/32(b)	40,000	37,804
New York & Presbyterian Hospital
2.61%, 8/1/60(b)	25,000	13,520
NextEra Energy Capital Holdings, Inc.
3.50%, 4/1/29	30,000	28,902
3.00%, 1/15/52	75,000	45,397
NIKE, Inc.
2.85%, 3/27/30	17,000	15,888
3.38%, 11/1/46	25,000	17,586
NiSource, Inc.
4.38%, 5/15/47	25,000	20,040
3.95%, 3/30/48	18,000	13,503
Nordson Corp.
4.50%, 12/15/29	25,000	24,726
Norfolk Southern Corp.
3.15%, 6/1/27	23,000	22,460
5.55%, 3/15/34	25,000	25,759
3.70%, 3/15/53	50,000	35,271
Northern Trust Corp.
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; Secured Overnight Financing Rate + 1.131% thereafter)(c)	25,000	24,135
Northrop Grumman Corp.
4.70%, 3/15/33	100,000	98,461
Novartis Capital Corp.
4.20%, 9/18/34(b)	60,000	56,849
NSTAR Electric Co.
4.95%, 9/15/52	25,000	21,794
NVIDIA Corp.
3.50%, 4/1/50	50,000	36,678
Occidental Petroleum Corp.
6.13%, 1/1/31	10,000	10,196
6.45%, 9/15/36	62,000	60,949
6.60%, 3/15/46	10,000	9,505
Oglethorpe Power Corp.
5.95%, 11/1/39	60,000	60,725
Ohio Power Co.
1.63%, 1/15/31, Series Q	78,000	65,348
Omega Healthcare Investors, Inc.
4.50%, 4/1/27(b)	18,000	17,965
4.75%, 1/15/28(b)	23,000	23,024
3.63%, 10/1/29	31,000	29,133
Oncor Electric Delivery Co. LLC
4.55%, 9/15/32	100,000	97,656
ONEOK, Inc.
4.55%, 7/15/28	50,000	49,843
6.05%, 9/1/33	10,000	10,278
4.20%, 10/3/47	38,000	27,722
5.20%, 7/15/48	25,000	21,064
Oracle Corp.
4.90%, 2/6/33	117,000	115,456
4.30%, 7/8/34	50,000	46,561
5.38%, 7/15/40	42,000	39,812
3.65%, 3/25/41	20,000	15,360
O'Reilly Automotive, Inc.
3.90%, 6/1/29	13,000	12,679
Otis Worldwide Corp.
5.13%, 11/19/31	50,000	50,732
Owens Corning
4.30%, 7/15/47	23,000	18,136
Pacific Gas & Electric Co.
2.50%, 2/1/31	70,000	60,225
PacifiCorp
4.10%, 2/1/42	50,000	39,194
3.30%, 3/15/51	50,000	31,642
Paramount Global
4.85%, 7/1/42	15,000	11,719
4.95%, 5/19/50(b)	20,000	15,107
Parker-Hannifin Corp.
4.25%, 9/15/27	75,000	74,901
6.25%, 5/15/38, Series A	15,000	16,096
PayPal Holdings, Inc.
2.85%, 10/1/29	125,000	116,982
PECO Energy Co.
5.25%, 9/15/54	50,000	46,035
PepsiCo, Inc.
2.75%, 3/19/30	30,000	27,956
3.38%, 7/29/49	65,000	45,710

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
2.75%, 10/21/51	$15,000	$9,152
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 5/19/28	35,000	35,196
4.65%, 5/19/30	25,000	25,171
4.75%, 5/19/33	40,000	39,357
5.34%, 5/19/63	35,000	31,549
Pfizer, Inc.
3.60%, 9/15/28(b)	50,000	49,222
7.20%, 3/15/39	39,000	45,523
PG&E Wildfire Recovery Funding LLC
5.21%, 12/1/47, Series A-4	75,000	70,138
Philip Morris International, Inc.
4.75%, 2/12/27	100,000	100,768
2.10%, 5/1/30	26,000	23,141
1.75%, 11/1/30	30,000	25,863
4.88%, 11/15/43	32,000	28,627
Phillips 66
5.88%, 5/1/42	47,000	45,771
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/31	5,000	4,393
Pilgrim's Pride Corp.
6.25%, 7/1/33	30,000	31,176
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26	15,000	14,978
PNC Financial Services Group, Inc.
3.45%, 4/23/29(b)	20,000	19,305
5.58%, 6/12/29, (5.582% fixed rate until 6/12/28; Secured Overnight Financing Rate + 1.841% thereafter)(c)	20,000	20,588
2.55%, 1/22/30	85,000	77,707
6.88%, 10/20/34, (6.875% fixed rate until 10/20/33; Secured Overnight Financing Rate + 2.284% thereafter)(c)	20,000	21,982
PPL Electric Utilities Corp.
5.00%, 5/15/33	100,000	100,040
Procter & Gamble Co.
2.80%, 3/25/27(b)	25,000	24,466
3.00%, 3/25/30	35,000	33,216
Progressive Corp.
3.00%, 3/15/32	25,000	22,507
3.95%, 3/26/50	12,000	9,146
Providence St. Joseph Health Obligated Group
3.74%, 10/1/47, Series I	28,000	20,141
Prudential Financial, Inc.
6.00%, 9/1/52, (6.00% fixed rate until 9/1/32; 5-year Constant Maturity Treasury Rate + 3.234% thereafter)(c)	40,000	40,007
Public Service Co. of Colorado
3.60%, 9/15/42	65,000	49,047
Public Service Electric & Gas Co.
3.60%, 12/1/47	96,000	69,691
Public Storage Operating Co.
5.35%, 8/1/53	15,000	14,044
Puget Sound Energy, Inc.
4.22%, 6/15/48	25,000	19,449
QUALCOMM, Inc.
4.50%, 5/20/52	25,000	20,600
Quest Diagnostics, Inc.
5.00%, 12/15/34	25,000	24,555
Radian Group, Inc.
4.88%, 3/15/27	25,000	24,964
Raymond James Financial, Inc.
4.65%, 4/1/30	25,000	25,204
Realty Income Corp.
4.90%, 7/15/33	45,000	44,236
Regency Centers LP
5.10%, 1/15/35	25,000	24,663
Rockwell Automation, Inc.
4.20%, 3/1/49	13,000	10,436
Roper Technologies, Inc.
3.80%, 12/15/26	30,000	29,737
1.40%, 9/15/27(b)	15,000	14,020
Royalty Pharma PLC
5.15%, 9/2/29	75,000	75,873
RTX Corp.
3.50%, 3/15/27	50,000	49,223
4.80%, 12/15/43	30,000	26,495
4.35%, 4/15/47	56,000	45,619
4.05%, 5/4/47	35,000	27,147
S&P Global, Inc.
2.90%, 3/1/32	70,000	62,800
Sabine Pass Liquefaction LLC
5.88%, 6/30/26	25,000	25,163
4.20%, 3/15/28	75,000	74,354
Sabra Health Care LP
3.90%, 10/15/29	30,000	28,120
Salesforce, Inc.
2.70%, 7/15/41	25,000	17,499
3.05%, 7/15/61(b)	25,000	14,765
San Diego Gas & Electric Co.
3.70%, 3/15/52	25,000	17,411
Sempra
5.40%, 8/1/26	25,000	25,212
4.00%, 2/1/48(b)	20,000	14,451
Shell Finance US, Inc.
4.38%, 5/11/45	50,000	41,393
Shell International Finance BV
5.50%, 3/25/40	27,000	26,904
Sherwin-Williams Co.
3.80%, 8/15/49	30,000	21,528
Simon Property Group LP
3.25%, 11/30/26	23,000	22,625
6.25%, 1/15/34	50,000	53,395
3.25%, 9/13/49	40,000	26,244
Solventum Corp.
5.60%, 3/23/34	32,000	32,279
Sonoco Products Co.
5.00%, 9/1/34(b)	30,000	28,553

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
Southern California Edison Co.
4.65%, 10/1/43	$69,000	$54,799
Southern California Gas Co.
2.95%, 4/15/27	25,000	24,387
5.75%, 6/1/53	30,000	28,625
Southern Co.
4.40%, 7/1/46	40,000	32,330
Southern Co. Gas Capital Corp.
4.40%, 6/1/43	21,000	17,276
Spectra Energy Partners LP
4.50%, 3/15/45	50,000	40,057
Sprint Capital Corp.
6.88%, 11/15/28	50,000	53,503
Stanford Health Care
3.80%, 11/15/48, Series 2018	18,000	13,293
Starbucks Corp.
2.45%, 6/15/26	5,000	4,897
2.00%, 3/12/27(b)	20,000	19,156
State Street Corp.
5.82%, 11/4/28, (5.82% fixed rate until 11/4/27; Secured Overnight Financing Rate + 1.715% thereafter)(c)	25,000	25,832
4.42%, 5/13/33, (4.421% fixed rate until 5/13/32; Secured Overnight Financing Rate + 1.605% thereafter)(c)	75,000	72,954
Steel Dynamics, Inc.
3.45%, 4/15/30	90,000	84,668
Sutter Health
3.16%, 8/15/40, Series 20A	25,000	18,989
Synchrony Financial
3.70%, 8/4/26	5,000	4,927
Sysco Corp.
6.60%, 4/1/50	25,000	26,434
System Energy Resources, Inc.
5.30%, 12/15/34	25,000	24,494
Targa Resources Corp.
6.15%, 3/1/29	10,000	10,442
6.50%, 3/30/34	10,000	10,529
6.25%, 7/1/52	25,000	23,966
Target Corp.
4.00%, 7/1/42	35,000	28,817
Teledyne FLIR LLC
2.50%, 8/1/30	25,000	22,367
Thermo Fisher Scientific, Inc.
4.95%, 11/21/32(b)	50,000	50,428
5.09%, 8/10/33	10,000	10,091
Time Warner Cable LLC
5.88%, 11/15/40	50,000	46,726
TJX Cos., Inc.
3.88%, 4/15/30	20,000	19,610
T-Mobile USA, Inc.
3.38%, 4/15/29	50,000	47,726
5.20%, 1/15/33	50,000	50,213
5.75%, 1/15/34	10,000	10,371
Toll Brothers Finance Corp.
4.88%, 3/15/27	50,000	50,034
Toyota Motor Credit Corp.
5.00%, 3/19/27, Series B	50,000	50,628
4.55%, 8/9/29	100,000	100,276
TPG Operating Group II LP
5.88%, 3/5/34	50,000	50,562
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/28	45,000	44,172
Transcontinental Gas Pipe Line Co. LLC
4.45%, 8/1/42	15,000	12,517
Travelers Cos., Inc.
6.25%, 6/15/37	14,000	15,206
2.55%, 4/27/50	10,000	5,858
Trinity Health Corp.
2.63%, 12/1/40, Series 2021	70,000	49,087
Truist Financial Corp.
6.05%, 6/8/27, (6.047% fixed rate until 6/8/26; Secured Overnight Financing Rate + 2.05% thereafter)(c)	15,000	15,197
3.88%, 3/19/29(b)	65,000	63,090
5.07%, 5/20/31, (5.071% fixed rate until 5/20/30; Secured Overnight Financing Rate + 1.309% thereafter)(c)	30,000	30,164
5.12%, 1/26/34, (5.122% fixed rate until 1/26/33; Secured Overnight Financing Rate + 1.852% thereafter)(c)	30,000	29,431
5.87%, 6/8/34, (5.867% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.361% thereafter)(c)	15,000	15,386
TWDC Enterprises 18 Corp.
3.70%, 12/1/42	5,000	3,900
3.00%, 7/30/46	48,000	31,671
Tyson Foods, Inc.
4.88%, 8/15/34	28,000	26,801
U.S. Bancorp
5.05%, 2/12/31, (5.046% fixed rate until 2/12/30; Secured Overnight Financing Rate + 1.061% thereafter)(c)	30,000	30,234
5.84%, 6/12/34, (5.836% fixed rate until 6/10/33; Secured Overnight Financing Rate + 2.26% thereafter)(c)	115,000	118,831
5.42%, 2/12/36, (5.424% fixed rate until 2/12/35; Secured Overnight Financing Rate + 1.411% thereafter)(b)(c)	30,000	29,956
UDR, Inc.
2.10%, 8/1/32	25,000	20,284
Union Electric Co.
2.95%, 6/15/27(b)	18,000	17,549
5.13%, 3/15/55	25,000	22,348
Union Pacific Corp.
4.00%, 4/15/47	19,000	14,860
3.84%, 3/20/60	53,000	37,125
3.75%, 2/5/70	20,000	13,233
United Airlines Pass-Through Trust
5.80%, 1/15/36, Series 2023-1, Class A	57,319	57,370

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
United Parcel Service, Inc.
5.20%, 4/1/40	$50,000	$47,736
UnitedHealth Group, Inc.
4.25%, 1/15/29	100,000	98,846
6.63%, 11/15/37	40,000	43,149
2.75%, 5/15/40	40,000	27,979
4.45%, 12/15/48	15,000	11,968
5.38%, 4/15/54	50,000	45,064
5.20%, 4/15/63	30,000	25,615
5.75%, 7/15/64	30,000	28,019
University of Southern California
3.84%, 10/1/47, Series 2017	30,000	23,257
Valero Energy Corp.
7.50%, 4/15/32(b)	50,000	56,313
Ventas Realty LP
4.75%, 11/15/30	14,000	13,939
4.38%, 2/1/45	10,000	7,979
Verizon Communications, Inc.
4.02%, 12/3/29	65,000	63,648
1.68%, 10/30/30	66,000	56,570
2.99%, 10/30/56	40,000	23,436
3.00%, 11/20/60	50,000	28,696
Viatris, Inc.
3.85%, 6/22/40	30,000	21,340
4.00%, 6/22/50	25,000	16,029
VICI Properties LP
5.13%, 11/15/31	40,000	39,529
Virginia Electric & Power Co.
5.30%, 8/15/33	50,000	50,183
2.95%, 11/15/51	42,000	25,461
Visa, Inc.
2.75%, 9/15/27	63,000	61,244
1.10%, 2/15/31(b)	100,000	84,587
Vulcan Materials Co.
3.50%, 6/1/30	60,000	56,976
Walmart, Inc.
5.25%, 9/1/35	50,000	52,044
5.00%, 10/25/40	25,000	24,810
4.05%, 6/29/48	40,000	32,519
Walt Disney Co.
2.75%, 9/1/49	50,000	30,739
Warnermedia Holdings, Inc.
3.76%, 3/15/27	35,000	33,941
4.28%, 3/15/32	40,000	33,998
5.05%, 3/15/42	40,000	28,814
5.39%, 3/15/62	25,000	16,082
Waste Management, Inc.
4.63%, 2/15/30	66,000	66,504
Wells Fargo & Co.
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(c)	109,000	106,863
6.30%, 10/23/29, (6.303% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.79% thereafter)(c)	25,000	26,250
6.49%, 10/23/34, (6.491% fixed rate until 10/23/33; Secured Overnight Financing Rate + 2.06% thereafter)(c)	80,000	85,869
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(c)	41,000	30,077
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(c)	160,000	140,724
Welltower OP LLC
4.25%, 4/15/28	40,000	39,898
2.75%, 1/15/31	25,000	22,586
Western Midstream Operating LP
6.35%, 1/15/29	50,000	51,963
Western Union Co.
2.75%, 3/15/31	75,000	65,122
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	36,000	35,399
Westlake Corp.
5.00%, 8/15/46	5,000	4,204
Williams Cos., Inc.
5.75%, 6/24/44(b)	50,000	47,660
Wisconsin Public Service Corp.
4.55%, 12/1/29	35,000	35,294
WRKCo, Inc.
3.90%, 6/1/28	50,000	49,003
Xylem, Inc.
3.25%, 11/1/26(b)	5,000	4,916
Total United States		22,499,209
TOTAL CORPORATE BONDS
(Cost: $27,352,828)		26,019,371
FOREIGN GOVERNMENT AGENCIES — 0.4%
Canada — 0.1%
Province of British Columbia
2.25%, 6/2/26	25,000	24,520
4.80%, 11/15/28	15,000	15,336
Province of Ontario
1.13%, 10/7/30	50,000	42,643
Province of Quebec
7.50%, 9/15/29	31,000	34,996
Total Canada		117,495
Japan — 0.2%
Japan Bank for International Cooperation
4.63%, 7/19/28	200,000	203,016
South Korea — 0.1%
Export-Import Bank of Korea
4.88%, 1/14/30	145,000	147,908
TOTAL FOREIGN GOVERNMENT AGENCIES
(Cost: $466,589)		468,419
FOREIGN GOVERNMENT OBLIGATIONS — 1.0%
Chile — 0.1%
Chile Government International Bonds
3.50%, 1/25/50	170,000	118,248

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
Indonesia — 0.1%
Indonesia Government International Bonds
3.50%, 2/14/50	$100,000	$70,602
Mexico — 0.3%
Mexico Government International Bonds
6.88%, 5/13/37	200,000	203,146
4.28%, 8/14/41	120,000	89,045
Total Mexico		292,191
Panama — 0.1%
Panama Government International Bonds
6.70%, 1/26/36	115,000	111,356
Peru — 0.0%
Peru Government International Bonds
5.63%, 11/18/50(b)	25,000	23,330
3.23%, 7/28/21	20,000	10,549
Total Peru		33,879
Philippines — 0.2%
Philippines Government International Bonds
5.00%, 7/17/33	200,000	200,362
Poland — 0.2%
Republic of Poland Government International Bonds
5.50%, 11/16/27	100,000	103,092
5.38%, 2/12/35	70,000	70,136
Total Poland		173,228
Uruguay — 0.0%
Uruguay Government International Bonds
4.98%, 4/20/55	64,000	55,220
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,165,233)		1,055,086
SUPRANATIONAL BONDS — 1.2%
Asian Development Bank
2.50%, 11/2/27	70,000	67,742
4.50%, 8/25/28	130,000	132,253
Corp. Andina de Fomento
2.25%, 2/8/27	50,000	48,339
European Investment Bank
4.38%, 3/19/27	200,000	201,425
4.38%, 10/10/31	100,000	101,182
Inter-American Development Bank
3.50%, 9/14/29	75,000	73,606
4.38%, 7/17/34	75,000	74,854
International Bank for Reconstruction & Development
4.00%, 8/27/26	100,000	99,910
3.13%, 6/15/27	25,000	24,605
2.50%, 11/22/27	44,000	42,555
0.88%, 5/14/30	393,000	338,190
4.00%, 7/25/30	25,000	24,963
TOTAL SUPRANATIONAL BONDS
(Cost: $1,234,300)		1,229,624
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.6%
United States — 1.6%
BANK
2.85%, 10/17/52, Series 2019-BNK21, Class A5	75,000	68,546
3.18%, 2/15/55, Series 2022-BNK39, Class AS	63,000	55,378
Barclays Commercial Mortgage Trust
2.99%, 11/15/52, Series 2019-C5, Class ASB	86,363	84,116
Benchmark Mortgage Trust
2.91%, 9/15/43, Series 2020-IG1, Class AS*(c)	60,000	48,893
1.98%, 8/15/54, Series 2021-B28, Class ASB	75,000	68,497
3.79%, 4/15/55, Series 2022-B34, Class A5*(c)	50,000	45,396
4.44%, 5/15/55, Series 2022-B35, Class A5*(c)	30,000	28,579
BMO Mortgage Trust
5.60%, 3/15/57, Series 2024-C8, Class A5*(c)	45,000	46,230
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.43%, 1/25/27, Series K063, Class A2*(c)	20,000	19,718
3.25%, 11/25/27, Series K072, Class A1	22,708	22,354
3.73%, 2/25/28, Series K079, Class A1	62,256	61,629
3.69%, 1/25/29, Series K088, Class A2	80,000	78,538
5.48%, 1/25/29, Series K516, Class A2	50,000	51,771
5.18%, 3/25/29, Series K520, Class A2*(c)	65,000	66,779
2.52%, 10/25/29, Series K101, Class A2	50,000	46,562
2.54%, 10/25/29, Series K102, Class A2	60,000	55,936
2.07%, 1/25/30, Series K106, Class A2	113,000	102,601
1.52%, 3/25/30, Series K108, Class A2	60,000	53,009
2.35%, 11/25/31, Series K137, Class A2*(c)	35,000	30,807
3.00%, 6/25/32, Series K147, Class A2*(c)	60,000	54,417
4.35%, 1/25/33, Series K154, Class A2*(c)	50,000	49,153
4.20%, 5/25/33, Series K157, Class A2	50,000	48,565
1.24%, 1/25/35, Series K1516, Class A1	82,060	68,383
Federal National Mortgage Association-Aces
2.49%, 5/25/26, Series 2016-M6, Class A2	37,697	36,982
2.46%, 12/25/26, Series 2017-M3, Class A2*(c)	31,673	30,800
3.06%, 3/25/28, Series 2018-M4, Class A2*(c)	17,733	17,232
3.54%, 9/25/28, Series 2019-M1, Class A2*(c)	20,759	20,335
3.61%, 2/25/31, Series 2019-M4, Class A2	4,037	3,864
1.71%, 11/25/31, Series 2022-M3, Class A2*(c)	50,000	42,026

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
3.77%, 9/25/32, Series 2023-M4, Class A2*(c)	$50,000	$47,502
Morgan Stanley Bank of America Merrill Lynch Trust
3.60%, 5/15/50, Series 2017-C33, Class A5	90,000	88,377
Morgan Stanley Capital I Trust
2.44%, 6/15/54, Series 2021-L6, Class A4*(c)	50,000	43,333
UBS Commercial Mortgage Trust
4.30%, 8/15/51, Series 2018-C12, Class A5	50,000	49,118
4.07%, 12/15/51, Series 2018-C15, Class A3	17,669	17,232
Wells Fargo Commercial Mortgage Trust
3.64%, 3/15/50, Series 2017-RB1, Class A5	68,000	65,528
2.40%, 7/15/53, Series 2020-C58, Class AS	40,000	33,575
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost: $1,852,541)		1,751,761
MUNICIPAL BONDS — 0.7%
United States — 0.7%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
6.90%, 12/1/40, Series B	46,928	51,412
City of Houston
3.96%, 3/1/47	50,000	40,829
Dallas Fort Worth International Airport
4.51%, 11/1/51, Series A	50,000	42,066
Louisiana Local Government Environmental Facilities & Community Development Authority
3.62%, 2/1/29, Series A	45,599	45,129
New York City Municipal Water Finance Authority
5.44%, 6/15/43, Series AA	50,000	47,770
Port Authority of New York & New Jersey
5.65%, 11/1/40	100,000	103,145
4.81%, 10/15/65, Series 192	25,000	21,689
Port of Morrow
2.54%, 9/1/40, Series 1	20,000	14,735
Sales Tax Securitization Corp.
3.82%, 1/1/48, Series B	50,000	38,798
State of California
7.55%, 4/1/39	90,000	106,603
State of Mississippi
5.25%, 11/1/34, Series F	75,000	75,004
Texas Department of Transportation State Highway Fund
5.18%, 4/1/30, Series B-BUILD	50,000	50,804
University of California
3.35%, 7/1/29, Series BD	10,000	9,690
University of Michigan
3.50%, 4/1/52, Series A	50,000	35,257
TOTAL MUNICIPAL BONDS
(Cost: $852,949)		682,931
ASSET-BACKED SECURITIES — 0.3%
United States — 0.3%
American Express Credit Account Master Trust
5.23%, 4/15/29, Series 2024-1, Class A	175,000	178,009
Mercedes-Benz Auto Receivables Trust
4.92%, 4/15/31, Series 2025-1, Class A4	50,000	50,846
World Omni Auto Receivables Trust
5.27%, 9/17/29, Series 2024-B, Class A3	100,000	101,030
TOTAL ASSET-BACKED SECURITIES
(Cost: $331,102)		329,885
REPURCHASE AGREEMENT — 0.8%
United States — 0.8%
Citigroup, Inc., tri-party repurchase agreement dated 5/30/25 (tri-party custodian: The Bank of New York Mellon Corp.), 4.35% due 6/2/25; Proceeds at maturity – $880,319 (fully collateralized by U.S. Treasury Notes, 0.00% due 5/15/54-2/15/55; Market value including accrued interest – $897,001)
(Cost: $880,000)	880,000	880,000
	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 2.0%
United States — 2.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.27%(e)
(Cost: $2,117,203)	2,117,203	2,117,203
TOTAL INVESTMENTS IN LONG SECURITIES BEFORE TBA SALE COMMITMENTS — 103.2%
(Cost: $114,722,628)		110,438,003
TBA Sale Commitments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES TBA SALE COMMITMENTS — (0.7)%
Government National Mortgage Association — (0.2)%
3.50%, 7/15/54(a)	(25,000)	(22,240)
2.00%, 6/20/55(a)	(25,000)	(20,097)
3.00%, 6/20/55(a)	(100,000)	(87,145)
4.00%, 6/20/55(a)	(50,000)	(45,811)
3.00%, 7/20/55(a)	(25,000)	(21,774)
Total Government National Mortgage Association		(197,067)
Uniform Mortgage-Backed Securities — (0.5)%
3.00%, 7/15/39	(25,000)	(23,584)
1.50%, 6/1/40(a)	(25,000)	(21,956)
2.50%, 6/1/40(a)	(25,000)	(23,085)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2025

TBA Sale Commitments	Principal Amount	Value
3.00%, 6/1/40(a)	$(100,000)	$(94,306)
1.50%, 6/1/54(a)	(50,000)	(36,938)
3.00%, 7/15/54(a)	(25,000)	(21,286)
2.00%, 6/1/55(a)	(150,000)	(116,653)
2.50%, 6/1/55(a)	(25,000)	(20,388)
3.00%, 6/1/55(a)	(75,000)	(63,851)
4.00%, 6/1/55(a)	(50,000)	(45,838)
2.00%, 7/1/55(a)	(75,000)	(58,366)
2.50%, 7/1/55(a)	(25,000)	(20,395)
Total Uniform Mortgage-Backed Securities		(546,646)
TOTAL TBA SALE COMMITMENTS
(Proceeds: $745,072)		(743,713)
Other Liabilities less Assets — (2.5)%		(2,640,612)
NET ASSETS — 100.0%		$107,053,678

*	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(b)	Security, or portion thereof, was on loan at May 31, 2025. At May 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,118,653 and the total market value of the collateral held by the Fund was $2,187,111. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $69,908.
(c)	Rate shown reflects the accrual rate as of May 31, 2025 on securities with variable or step rates.
(d)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e)	Rate shown represents annualized 7-day yield as of May 31, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
2 Year U.S. Treasury Note	134	9/30/25	$(27,796,625)	$(26,277)
5 Year U.S. Treasury Note	611	9/30/25	(66,102,563)	(178,659)
U.S. Treasury Ultra Long Term Bond	40	9/19/25	(4,642,500)	(79,287)
Ultra 10 Year U.S. Treasury Note	261	9/19/25	(29,374,734)	(205,058)
			$(127,916,422)	$(489,281)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$–	$27,801,493	$–	$27,801,493
U.S. Government Obligations	–	48,102,230	–	48,102,230
Corporate Bonds	–	26,019,371	–	26,019,371
Foreign Government Agencies	–	468,419	–	468,419
Foreign Government Obligations	–	1,055,086	–	1,055,086
Supranational Bonds	–	1,229,624	–	1,229,624
Commercial Mortgage-Backed Securities	–	1,751,761	–	1,751,761
Municipal Bonds	–	682,931	–	682,931
Asset-Backed Securities	–	329,885	–	329,885
Repurchase Agreement	–	880,000	–	880,000
Investment of Cash Collateral for Securities Loaned	–	2,117,203	–	2,117,203
Total Investments in Securities	$–	$110,438,003	$–	$110,438,003
Liabilities:
TBA Sale Commitments
U.S. Government Agencies	$–	$(743,713)	$–	$(743,713)
Financial Derivative Instruments
Futures Contracts[1]	$(489,281)	$–	$–	$(489,281)
Total - Net	$(489,281)	$109,694,290	$–	$109,205,009

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Mortgage Plus Bond Fund (MTGP)

May 31, 2025

Investments	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS — 2.9%
Cayman Islands — 1.7%
LCM 28 Ltd.
6.68%, 10/20/30, Series 28A, Class C, (6.681% fixed rate until 7/20/25; 3-month Secured Overnight Financing Rate + 2.412% thereafter)(a)(b)	$400,000	$400,520
LCM XVIII LP
6.38%, 4/20/31, Series 18A, Class CR, (6.381% fixed rate until 7/20/25; 3-month Secured Overnight Financing Rate + 2.112% thereafter)(a)(b)	300,000	300,150
Sound Point CLO XXIX Ltd.
6.84%, 4/25/34, Series 2021-1A, Class C1, (6.843% fixed rate until 7/25/25; 3-month Secured Overnight Financing Rate + 2.562% thereafter)(a)(b)	300,000	300,300
Total Cayman Islands		1,000,970
United States — 1.2%
VMC Finance LLC
6.24%, 6/16/36, Series 2021-FL4, Class B, (6.241% fixed rate until 5/18/26; 1-month Secured Overnight Financing Rate + 1.914% thereafter)(a)(b)	750,000	742,822
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost: $1,717,305)		1,743,792
COLLATERALIZED MORTGAGE OBLIGATIONS — 29.0%
Chase Home Lending Mortgage Trust
6.50%, 1/25/55, Series 2024-1, Class A9*(a)(b)	311,267	315,503
CIM Trust
2.50%, 4/25/51, Series 2021-J2, Class A19*(a)(b)	276,882	220,451
Federal Home Loan Mortgage Corp. REMICs
4.00%, 5/15/28, Series 4669, Class EV	79,189	78,972
6.00%, 7/15/29, Series 2175, Class TH	13,432	13,595
6.00%, 5/15/32, Series 2448, Class ZQ	20,866	21,174
3.00%, 8/15/32, Series 4092, Class AY	200,000	191,593
6.00%, 8/15/32, Series 2485, Class WG	10,402	10,798
5.50%, 11/15/32, Series 2519, Class ZD	48,009	48,865
5.50%, 11/15/32, Series 2520, Class PH	70,537	72,544
4.90%, 6/15/34, Series 2812, Class MF, Secured Overnight Financing Rate 30 Day Average + 0.564%)*(a)	89,023	88,779
5.50%, 6/15/34, Series 2810, Class ME	17,367	17,928
5.50%, 9/15/34, Series 2861, Class Z	157,515	160,377
5.00%, 11/15/34, Series 2893, Class PE	120,134	122,146
6.00%, 11/15/36, Series 3244, Class LZ	143	142
5.00%, 4/15/40, Series 3658, Class CZ, PIK	338,892	336,872
4.50%, 9/15/40, Series 3726, Class QZ	444,452	440,182
4.00%, 1/15/41, Series 4179, Class AZ	330,319	319,969
3.50%, 5/15/41, Series 4229, Class MA	94,398	93,185
5.00%, 7/15/41, Series 3890, Class ME	1,164,990	1,178,159
3.00%, 12/15/41, Series 4273, Class GM	35,856	34,793
4.00%, 5/15/42, Series 4048, Class CE	150,000	140,506
3.00%, 11/15/42, Series 4136, Class ZG, PIK	954,017	863,452
3.00%, 5/15/43, Series 4322, Class DJ	26,855	26,276
4.50%, 12/15/43, Series 4283, Class EW*(a)	213,504	209,860
3.00%, 6/15/44, Series 4483, Class CA	120,057	114,830
2.25%, 8/15/44, Series 4406, Class AC	53,428	47,422
3.50%, 9/15/46, Series 4774, Class LP	184,607	179,439
3.00%, 4/25/49, Series 4908, Class BD	276,195	246,256
5.00%, 11/25/50, Series 5058, Class BC, REMIC	268,681	262,405
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.75%, 9/25/55, Series 2016-1, Class M2*(a)(b)	513,569	469,309
4.00%, 8/25/56, Series 2017-2, Class M1*(a)(b)	182,601	181,697
4.75%, 5/25/57, Series 2018-1, Class M*(a)	188,608	183,889
3.00%, 8/25/57, Series 2018-3, Class HT	119,379	102,009
2.50%, 5/25/60, Series 2020-3, Class M5TU	326,197	284,388
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
3.50%, 12/25/46, Series 2017-SC01, Class 2A	302,363	263,504
Federal National Mortgage Association REMICs
3.50%, 8/25/26, Series 2011-80, Class HE	16,030	15,914
2.00%, 11/25/30, Series 2015-93, Class AD	44,521	43,303
6.50%, 10/25/31, Series 2001-52, Class YZ	13,121	13,610
3.00%, 6/25/33, Series 2014-36, Class QA	17,632	17,350
4.00%, 8/25/33, Series 2014-58, Class VM	5,042	5,027
4.50%, 10/25/34, Series 2004-75, Class ZG	3,759	3,748
4.69%, 5/25/35, Series 2005-40, Class FB, Secured Overnight Financing Rate 30 Day Average + 0.364%)*(a)	25,521	25,379
4.75%, 8/25/35, Series 2005-80, Class SZ, PIK	122,018	119,884
6.00%, 7/25/36, Series 2006-62, Class PZ, PIK	227,970	238,297
4.50%, 10/25/36, Series 2009-19, Class PW	122,516	122,096
4.69%, 12/25/36, Series 2006-120, Class PF, Secured Overnight Financing Rate 30 Day Average + 0.364%)*(a)	26,264	25,937
5.50%, 2/25/37, Series 2007-6, Class PA	49,497	49,717
4.25%, 4/25/37, Series 2007-30, Class ZM, PIK	296,101	278,800
5.00%, 4/25/37, Series 2007-26, Class JZ	122,589	124,225
5.00%, 3/25/38, Series 2008-16, Class EA	4,695	4,654
6.00%, 8/25/39, Series 2009-62, Class Z	229,656	241,216

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Mortgage Plus Bond Fund (MTGP)

May 31, 2025

Investments	Principal Amount	Value
5.00%, 11/25/39, Series 2009-89, Class PH	$98,424	$100,315
3.50%, 5/25/40, Series 2010-43, Class MC	58,406	57,730
5.00%, 7/25/40, Series 2010-80, Class PZ	168,555	170,900
5.00%, 9/25/40, Series 2010-102, Class PN	503,445	510,662
3.00%, 2/25/41, Series 2011-134, Class NJ	19,945	19,582
2.50%, 5/25/41, Series 2012-131, Class DZ, PIK	14,663	12,714
5.25%, 9/25/41, Series 2011-84, Class PZ	215,069	217,991
1.75%, 6/25/42, Series 2013-37, Class JA	69,136	66,771
2.50%, 11/25/42, Series 2012-152, Class TB	231,000	190,078
3.00%, 2/25/43, Series 2013-1, Class JZ, PIK	83,710	69,723
3.00%, 3/25/44, Series 2015-42, Class CA	135,463	129,562
3.00%, 3/25/46, Series 2016-9, Class D	114,361	104,161
2.50%, 9/25/46, Series 2016-63, Class CA	33,317	23,743
Flagstar Mortgage Trust
2.50%, 9/25/51, Series 2021-8INV, Class A6*(a)(b)	4,660	4,154
Freddie Mac STACR REMIC Trust
6.12%, 8/25/44, Series 2024-HQA2, Class M2, Secured Overnight Financing Rate 30 Day Average + 1.80%)*(a)(b)	400,000	400,965
Government National Mortgage Association REMICs
5.00%, 7/16/33, Series 2003-60, Class ZG	97,206	96,967
5.00%, 4/20/34, Series 2004-31, Class ZB	112,355	111,874
5.00%, 6/20/35, Series 2005-46, Class YX	154,880	154,817
5.50%, 4/20/37, Series 2007-24, Class PC	12,826	12,820
5.50%, 5/20/38, Series 2008-42, Class QB	39,065	39,963
2.00%, 8/20/39, Series 2011-52, Class KY	27,322	26,320
6.00%, 8/20/39, Series 2009-64, Class KZ, PIK	449,183	479,075
4.50%, 9/16/40, Series 2010-125, Class BZ	163,506	163,178
3.00%, 7/16/41, Series 2011-135, Class WH	204,777	180,748
3.00%, 3/16/42, Series 2012-39, Class GC	145,000	119,545
4.00%, 3/20/44, Series 2014-43, Class Z, PIK	702,870	657,748
3.75%, 4/16/44, Series 2014-60, Class AL	250,000	228,697
3.00%, 11/20/45, Series 2015-165, Class ZE, PIK	469,239	403,786
GS Mortgage-Backed Securities Trust
2.50%, 1/25/52, Series 2021-PJ8, Class A8*(a)(b)	410,677	362,336
JP Morgan Mortgage Trust
3.58%, 5/25/45, Series 2015-3, Class B3*(a)(b)	78,958	73,861
2.93%, 7/25/51, Series 2021-3, Class B1*(a)(b)	210,486	174,084
2.50%, 8/25/52, Series 2022-2, Class A25A*(a)(b)	361,094	287,302
6.11%, 6/25/55, Series 2025-CCM1, Class B3*(a)(b)	413,952	380,542
OBX Trust
5.93%, 11/25/63, Series 2024-NQM1, Class A1*(a)(b)	255,837	257,015
6.18%, 5/25/64, Series 2024-NQM10, Class A1*(a)(b)	316,958	319,385
Provident Funding Mortgage Trust
3.24%, 2/25/50, Series 2020-1, Class B1*(a)(b)	348,834	295,848
Rate Mortgage Trust
3.00%, 1/25/52, Series 2022-J1, Class A19*(a)(b)	622,599	517,243
RCKT Mortgage Trust
3.00%, 2/25/50, Series 2020-1, Class A13*(a)(b)	104,460	89,513
Seasoned Loans Structured Transaction
3.50%, 6/25/28, Series 2018-1, Class A1	223,954	216,698
Seasoned Loans Structured Transaction Trust
2.75%, 11/25/29, Series 2019-3, Class A2C	425,000	393,506
Sequoia Mortgage Trust
4.00%, 3/25/48, Series 2018-CH1, Class A1*(a)(b)	103,688	96,478
6.00%, 4/25/54, Series 2024-3, Class A19*(a)(b)	284,130	283,422
6.00%, 4/25/54, Series 2024-3, Class A4*(a)(b)	214,818	215,869
Towd Point Mortgage Trust
6.34%, 5/25/58, Series 2019-HY2, Class M2, (6.339% fixed rate until 8/25/27; 1-month Secured Overnight Financing Rate + 2.014% thereafter)*(a)(b)	250,000	252,976
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $18,647,795)		17,641,093
COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.5%
United States — 5.5%
Benchmark Mortgage Trust
3.67%, 1/15/51, Series 2018-B1, Class A5*(a)	400,000	389,361
2.73%, 2/15/53, Series 2020-B16, Class A5	300,000	272,478
2.50%, 12/15/62, Series 2019-B14, Class D(b)	380,000	139,137
Cantor Commercial Real Estate Lending
2.50%, 1/15/53, Series 2019-CF3, Class D*(a)(b)	250,000	175,961
CFCRE Commercial Mortgage Trust
4.20%, 6/15/50, Series 2017-C8, Class B*(a)	300,000	286,293
CSAIL Commercial Mortgage Trust
4.88%, 11/15/51, Series 2018-C14, Class B*(a)	250,000	236,216

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Mortgage Plus Bond Fund (MTGP)

May 31, 2025

Investments	Principal Amount	Value
Federal Home Loan Mortgage Corp. Multiclass Certificates
1.76%, 9/25/45, Series 2021-P011, Class X1*(a)(c)	$391,582	$42,229
GS Mortgage Securities Trust
2.01%, 12/12/53, Series 2020-GSA2, Class A5	457,000	391,643
HIT Trust
7.52%, 7/15/39, Series 2022-HI32, Class B, 1-month Secured Overnight Financing Rate + 3.189%)(a)(b)	364,016	365,530
KSL Commercial Mortgage Trust
6.37%, 12/15/39, Series 2024-HT2, Class B, 1-month Secured Overnight Financing Rate + 2.042%)*(a)(b)	400,000	399,829
Washington State Housing Finance Commission
0.73%, 12/20/35, Series 2021-1, Class X*(a)(c)	5,916,471	233,582
Wells Fargo Commercial Mortgage Trust
4.59%, 1/15/60, Series 2017-RC1, Class C	250,000	236,412
WFRBS Commercial Mortgage Trust
4.23%, 8/15/47, Series 2014-C21, Class C*(a)	200,000	190,380
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost: $3,535,803)		3,359,051
U.S. GOVERNMENT AGENCIES — 59.5%
Federal Home Loan Mortgage Corp. — 3.7%
4.00%, 1/1/42	163,169	154,643
3.50%, 8/1/46	211,069	192,046
3.50%, 9/1/47	224,154	203,438
2.00%, 9/1/51	388,425	310,843
2.00%, 1/1/52	823,381	650,910
2.50%, 2/1/52	414,450	341,797
2.50%, 2/1/52	514,454	424,173
Total Federal Home Loan Mortgage Corp.		2,277,850
Federal National Mortgage Association — 32.3%
4.00%, 11/1/43	216,343	205,408
4.00%, 5/1/47	169,558	158,398
4.00%, 12/1/47	160,878	150,238
2.50%, 11/1/50	402,467	334,135
2.00%, 12/1/51	449,320	350,562
2.50%, 12/1/51	622,394	515,130
2.00%, 1/1/52	1,854,344	1,446,330
2.50%, 2/1/52	751,030	614,441
2.50%, 4/1/52	1,161,593	949,852
3.00%, 5/1/52	1,780,958	1,530,727
2.50%, 6/1/52	856,974	700,348
3.50%, 7/1/52	1,098,246	976,136
3.50%, 9/1/52	1,333,763	1,185,251
4.50%, 9/1/52	907,021	857,768
5.00%, 9/1/52	1,848,742	1,797,025
3.00%, 10/1/52	1,153,471	983,361
4.00%, 1/1/53	1,033,117	948,479
5.50%, 6/1/53	921,258	913,996
5.00%, 8/1/53	2,749,540	2,669,169
6.00%, 7/1/54	656,134	663,178
5.50%, 9/1/54	1,308,134	1,296,146
4.00%, 4/1/55	336,714	310,413
4.50%, 6/1/56	57,319	54,667
Total Federal National Mortgage Association		19,611,158
Government National Mortgage Association — 17.9%
3.00%, 8/20/44	7,422	6,633
3.00%, 12/20/44	378,482	336,224
3.00%, 3/20/45	133,562	118,482
3.00%, 4/20/45	283,834	251,700
3.00%, 7/20/45	582,301	515,803
3.50%, 7/20/47	297,031	267,889
4.50%, 8/20/47	280,272	268,889
3.50%, 12/20/47	963,260	869,135
4.50%, 5/20/49	46,061	43,999
2.50%, 6/20/51	697,419	584,989
2.50%, 9/20/51	1,645,236	1,380,011
2.00%, 10/20/51	2,241,656	1,802,806
2.00%, 12/20/51	444,481	357,465
4.00%, 10/20/52	175,831	161,850
5.50%, 2/20/54	438,237	437,974
5.50%, 6/20/55(d)	1,700,000	1,688,246
6.00%, 7/20/55(d)	1,800,000	1,814,769
Total Government National Mortgage Association		10,906,864
Uniform Mortgage-Backed Securities — 5.6%
5.50%, 6/1/55(d)	3,430,000	3,395,932
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $36,847,091)		36,191,804
ASSET-BACKED SECURITIES — 1.7%
United States — 1.7%
Ford Credit Auto Lease Trust
5.54%, 12/15/26, Series 2023-A, Class C	400,000	400,255
Tesla Auto Lease Trust
4.82%, 10/20/27, Series 2024-B, Class A3(b)	400,000	400,959
Tesla Electric Vehicle Trust
5.38%, 6/20/28, Series 2023-1, Class A3(b)	250,000	251,923
TOTAL ASSET-BACKED SECURITIES
(Cost: $1,052,870)		1,053,137
	Shares
MUTUAL FUND — 12.2%
United States — 12.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.18%(e)
(Cost: $7,391,294)	7,391,294	7,391,294
TOTAL INVESTMENTS IN SECURITIES — 110.8% (Cost: $69,192,158)		67,380,171
Other Liabilities less Assets — (10.8)%		(6,592,774)
NET ASSETS — 100.0%		$60,787,397

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Mortgage Plus Bond Fund (MTGP)

May 31, 2025

*	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	Rate shown reflects the accrual rate as of May 31, 2025 on securities with variable or step rates.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).
(d)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(e)	Rate shown represents annualized 7-day yield as of May 31, 2025.

ABBREVIATIONS:
PIK	Payment In Kind
REMICs	Real Estate Mortgage Investment Conduits

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
2 Year U.S. Treasury Note	4	9/30/25	$829,750	$836
5 Year U.S. Treasury Note	18	9/30/25	1,947,375	6,997
10 Year U.S. Treasury Note	5	9/19/25	553,750	3,154
U.S. Treasury Long Bond	13	9/19/25	1,466,156	18,964
U.S. Treasury Ultra Long Term Bond	5	9/19/25	580,313	9,995
			$5,377,344	$39,946

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Mortgage Plus Bond Fund (MTGP)

May 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Collateralized Loan Obligations	$–	$1,743,792	$–	$1,743,792
Collateralized Mortgage Obligations	–	17,641,093	–	17,641,093
Commercial Mortgage-Backed Securities	–	3,359,051	–	3,359,051
U.S. Government Agencies	–	36,191,804	–	36,191,804
Asset-Backed Securities	–	1,053,137	–	1,053,137
Mutual Fund	–	7,391,294	–	7,391,294
Total Investments in Securities	$–	$67,380,171	$–	$67,380,171
Financial Derivative Instruments
Futures Contracts[1]	$39,946	$–	$–	$39,946
Total - Net	$39,946	$67,380,171	$–	$67,420,117

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — 18.2%
Federal Agricultural Mortgage Corp. — 0.1%
3.88%, 9/3/26	$800,000	$797,097
Federal Farm Credit Bank — 0.7%
3.88%, 10/14/26	100,000	99,796
2.20%, 2/23/27	705,000	682,124
4.50%, 7/8/27	140,000	141,504
3.50%, 9/10/29	700,000	686,311
2.38%, 3/16/32	2,062,000	1,831,550
2.90%, 4/12/32	631,000	577,696
3.50%, 9/1/32	1,237,000	1,168,065
3.40%, 4/25/34	1,650,000	1,502,386
2.31%, 7/14/36	2,262,000	1,732,527
3.55%, 1/11/39	730,000	625,229
Total Federal Farm Credit Bank		9,047,188
Federal Home Loan Bank — 0.8%
1.50%, 6/9/26(a)	200,000	194,055
1.10%, 8/20/26	1,080,000	1,040,439
4.00%, 10/9/26	250,000	250,047
0.92%, 2/26/27	230,000	217,800
2.00%, 12/14/29	120,000	110,293
4.75%, 3/14/31(b)	680,000	700,007
3.50%, 6/11/32	825,000	781,108
4.75%, 3/10/34	1,000,000	1,013,348
5.63%, 3/14/36	5,380,000	5,798,346
3.63%, 6/22/43	55,000	44,546
Total Federal Home Loan Bank		10,149,989
Federal Home Loan Mortgage Corp. — 2.1%
0.38%, 7/21/25	417,000	414,747
6.75%, 9/15/29	685,000	760,127
6.25%, 7/15/32(b)	713,000	800,832
5.15%, 11/15/38(c)	100,000	52,855
4.50%, 8/1/41	264,558	260,735
6.78%, 2/1/42, (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.90%)(a)	140,380	142,603
3.00%, 4/1/45	919,593	811,445
3.00%, 4/1/45	940,556	829,404
4.00%, 11/1/45	1,304,716	1,228,501
3.50%, 12/1/46	1,259,123	1,144,955
3.50%, 12/1/47	657,311	598,245
3.50%, 3/1/48	1,915,632	1,744,384
4.50%, 7/1/48	214,724	206,477
2.00%, 5/1/51	313,396	245,560
2.00%, 1/1/52	3,228,540	2,555,768
3.00%, 1/1/52	1,366,526	1,184,671
2.50%, 2/1/52	587,596	484,707
2.50%, 2/1/52	683,762	564,246
2.50%, 2/1/52	1,445,749	1,191,759
2.50%, 3/1/52	943,218	777,513
2.50%, 3/1/52	1,229,371	1,012,968
2.50%, 4/1/52	2,393,143	1,972,646
3.50%, 5/1/52	2,264,562	2,022,195
3.00%, 7/1/52	6,359,198	5,420,368
Total Federal Home Loan Mortgage Corp.		26,427,711
Federal National Mortgage Association — 9.7%
2.50%, 9/1/27	257,437	252,177
7.13%, 1/15/30	1,528,000	1,728,476
2.50%, 6/1/30	429,674	414,845
2.50%, 7/1/30	237,938	229,468
3.00%, 9/1/30	255,434	248,528
6.63%, 11/15/30	983,000	1,104,326
2.50%, 7/1/36	1,229,075	1,138,266
2.00%, 12/1/36	4,594,188	4,156,193
2.00%, 4/1/37	2,210,819	1,996,818
5.63%, 7/15/37(b)	2,608,000	2,826,011
3.00%, 10/1/37	1,710,213	1,612,950
5.00%, 4/1/39	396,614	396,962
2.00%, 11/1/40	3,375,648	2,876,697
4.00%, 11/1/40	1,690,471	1,625,016
4.00%, 12/1/40	220,140	211,621
4.00%, 2/1/41	283,859	272,868
4.50%, 6/1/41	461,028	453,768
4.50%, 7/1/41	498,177	490,333
4.50%, 8/1/41	183,374	180,487
4.00%, 11/1/41	179,742	173,364
5.00%, 5/1/42	169,956	171,052
3.50%, 10/1/42	657,425	608,755
3.50%, 10/1/42	1,038,677	964,318
3.00%, 7/1/43	1,514,821	1,356,021
3.00%, 9/1/43	689,157	616,912
4.00%, 6/1/45	1,201,734	1,130,120
4.00%, 7/1/45	350,443	329,589
4.00%, 7/1/45	410,093	385,699
3.50%, 1/1/46	787,054	719,883
3.50%, 2/1/46	585,663	535,680
3.50%, 2/1/46	1,201,934	1,099,355
4.00%, 2/1/46	400,538	376,640
3.00%, 8/1/46	319,458	281,484
4.00%, 2/1/48	707,108	660,612
2.50%, 6/1/50	3,416,477	2,848,219
2.50%, 8/1/50	4,139,680	3,447,288
2.00%, 5/1/51	2,425,852	1,922,977
2.50%, 5/1/51	1,230,645	1,019,161
2.50%, 9/1/51	614,578	507,523
2.00%, 10/1/51	3,299,789	2,574,089
2.00%, 11/1/51	4,562,437	3,614,650
2.00%, 12/1/51	2,818,462	2,198,101
2.50%, 12/1/51	2,885,958	2,393,063
2.50%, 1/1/52	3,238,255	2,677,070
2.00%, 2/1/52	866,154	675,398
2.00%, 2/1/52	923,467	728,741
2.00%, 2/1/52	1,971,652	1,552,799
2.00%, 2/1/52	2,095,595	1,653,709
2.00%, 2/1/52	3,622,255	2,861,548
2.00%, 2/1/52	4,169,811	3,300,195
2.00%, 2/1/52	4,976,711	3,927,426
2.50%, 2/1/52	1,165,304	963,224
2.50%, 2/1/52	3,439,836	2,813,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
3.50%, 2/1/52	$592,064	$531,458
2.00%, 3/1/52	1,044,096	821,746
2.00%, 3/1/52	1,358,063	1,065,128
2.50%, 3/1/52	3,694,188	3,057,422
3.50%, 3/1/52	482,413	433,463
2.00%, 4/1/52	1,726,266	1,362,258
3.50%, 6/1/52	1,248,138	1,109,259
3.00%, 7/1/52	2,348,019	2,001,373
4.00%, 8/1/52	2,706,904	2,487,956
4.50%, 8/1/52	1,841,021	1,748,669
5.00%, 9/1/52	2,686,206	2,613,205
4.50%, 10/1/52	2,920,663	2,763,734
5.00%, 5/1/53	3,228,112	3,134,803
6.00%, 5/1/53	571,571	578,536
5.50%, 8/1/53	5,920,159	5,877,892
6.00%, 9/1/53	3,925,660	3,970,564
6.50%, 10/1/53	3,583,336	3,681,292
4.00%, 4/1/54	3,105,689	2,847,746
5.00%, 1/1/55	8,764,105	8,488,932
Total Federal National Mortgage Association		121,879,631
Government National Mortgage Association — 3.4%
4.50%, 6/20/41	206,125	202,957
4.50%, 7/20/41	333,057	327,938
4.50%, 10/20/41	428,503	421,918
4.00%, 10/20/43	646,003	612,528
4.00%, 3/20/46	338,960	318,746
4.00%, 3/20/46	521,586	490,283
3.50%, 3/20/47	2,986,312	2,706,507
3.50%, 9/20/47	960,968	866,179
3.50%, 1/20/48	552,903	501,104
4.50%, 1/20/50	532,011	512,376
2.00%, 1/20/51	996,990	802,026
2.00%, 2/20/51	2,310,472	1,858,191
2.50%, 3/20/51	1,011,711	849,683
2.50%, 5/20/51	1,570,032	1,318,345
2.50%, 8/20/51	1,448,345	1,215,829
2.50%, 10/20/51	1,481,160	1,243,148
3.00%, 10/20/51	1,041,539	900,696
3.00%, 10/20/51	1,627,524	1,420,214
3.00%, 11/20/51	2,315,649	2,002,515
3.00%, 12/20/51	1,465,260	1,278,392
2.00%, 2/20/52	2,420,647	1,946,047
4.50%, 7/20/52	562,364	535,594
5.50%, 1/20/53	1,324,976	1,322,903
5.50%, 4/20/53	271,547	271,164
5.00%, 5/20/53	1,275,016	1,242,675
6.00%, 8/20/53	1,094,280	1,111,522
6.50%, 10/20/53	725,080	741,936
5.00%, 4/20/54	1,936,037	1,879,382
6.50%, 8/20/54	3,076,669	3,141,290
5.50%, 9/20/54	4,398,470	4,372,417
6.00%, 9/20/54	7,040,273	7,117,300
Total Government National Mortgage Association		43,531,805
Tennessee Valley Authority — 1.4%
3.88%, 3/15/28(b)	1,670,000	1,668,748
7.13%, 5/1/30	2,062,000	2,346,124
1.50%, 9/15/31(b)	50,000	42,278
5.88%, 4/1/36(b)	310,000	338,595
5.47%, 3/15/37(c)	1,698,000	918,827
5.25%, 9/15/39	370,000	380,133
5.38%, 1/15/42(c)	800,000	310,299
3.50%, 12/15/42(b)	10,010,000	8,010,800
4.25%, 9/15/52	3,049,000	2,527,698
5.38%, 4/1/56(b)	650,000	634,173
4.25%, 9/15/65(b)	489,000	383,336
Total Tennessee Valley Authority		17,561,011
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $237,168,357)		229,394,432
U.S. GOVERNMENT OBLIGATIONS — 25.5%
U.S. Treasury Bonds — 3.8%
5.00%, 5/15/37	14,900	15,616
4.50%, 5/15/38	15,600	15,539
3.88%, 8/15/40	325,300	293,634
1.88%, 2/15/41	44,238,600	29,816,125
4.38%, 5/15/41	15,800	15,037
4.50%, 2/15/44	485,000	460,182
4.63%, 5/15/44	414,900	399,633
4.63%, 11/15/44	2,000,000	1,922,031
4.75%, 2/15/45	1,184,200	1,156,538
5.00%, 5/15/45	5,877,500	5,938,915
3.38%, 11/15/48	4,846,000	3,748,835
4.63%, 2/15/55	4,814,200	4,593,424
Total U.S. Treasury Bonds		48,375,509
U.S. Treasury Notes — 21.7%
2.88%, 6/15/25	12,900	12,893
3.00%, 7/15/25	252,300	251,935
5.00%, 8/31/25	435,600	436,230
0.25%, 10/31/25	43,092,000	42,380,814
5.00%, 10/31/25	69,400	69,576
4.88%, 11/30/25	22,400	22,457
4.25%, 12/31/25	26,000	25,996
3.88%, 1/15/26	1,554,400	1,551,607
0.38%, 1/31/26	151,338,800	147,508,036
4.00%, 2/15/26	2,445,500	2,441,631
4.63%, 3/15/26	1,376,800	1,380,941
4.50%, 3/31/26	294,000	294,747
3.75%, 4/15/26	1,505,400	1,499,931
3.63%, 5/15/26	161,000	160,204
4.13%, 6/15/26(b)	86,500	86,487
4.50%, 7/15/26	103,900	104,353
4.38%, 7/31/26	1,984,000	1,990,006
4.38%, 8/15/26	268,800	269,740
3.75%, 8/31/26	642,300	639,804
4.63%, 9/15/26	259,100	260,947
2.00%, 11/15/26	443,500	430,983
4.63%, 11/15/26	26,800	27,026
1.25%, 11/30/26	630,200	605,287
4.25%, 11/30/26	684,000	686,445
4.25%, 12/31/26	604,500	606,873
4.13%, 1/31/27	1,762,000	1,766,405

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
4.13%, 2/15/27	$622,500	$624,129
4.13%, 2/28/27	924,000	926,725
4.25%, 3/15/27	345,500	347,329
3.88%, 3/31/27	662,000	661,354
3.75%, 4/30/27	2,464,200	2,456,836
3.88%, 5/31/27	7,765,600	7,763,325
4.63%, 6/15/27	110,000	111,560
3.75%, 8/15/27	3,000,000	2,991,211
3.38%, 9/15/27	1,320,000	1,305,820
3.88%, 10/15/27	1,000,000	999,883
4.13%, 11/15/27	2,109,000	2,120,946
4.00%, 12/15/27	782,500	785,129
4.25%, 1/15/28	978,000	987,092
3.50%, 1/31/28	1,468,600	1,455,233
4.25%, 2/15/28	703,000	709,865
4.00%, 2/29/28	1,349,500	1,354,192
3.88%, 3/15/28	223,600	223,749
3.63%, 3/31/28	2,144,600	2,131,615
3.75%, 4/15/28	676,600	674,565
3.50%, 4/30/28	1,146,500	1,135,259
3.75%, 5/15/28	2,448,600	2,441,618
3.63%, 5/31/28	606,200	602,151
2.88%, 8/15/28	10,800	10,476
4.38%, 8/31/28	457,200	464,076
4.88%, 10/31/28	741,700	764,907
4.38%, 11/30/28	321,500	326,511
3.75%, 12/31/28	214,300	213,287
4.13%, 3/31/29	497,000	500,863
3.25%, 6/30/29	18,800	18,328
4.00%, 7/31/29	1,199,900	1,203,415
3.63%, 8/31/29	143,000	141,324
3.50%, 9/30/29	403,300	396,463
4.13%, 10/31/29	33,500	33,751
4.13%, 11/30/29	500,000	503,945
4.38%, 12/31/29	47,000	47,841
4.00%, 2/28/30	2,334,200	2,242,382
3.63%, 3/31/30	68,300	67,284
3.50%, 4/30/30	78,300	76,667
3.88%, 4/30/30(b)	482,200	480,429
3.75%, 5/31/30	150,000	148,471
4.00%, 5/31/30	312,400	313,071
4.00%, 7/31/30	211,400	211,507
0.63%, 8/15/30	27,910,000	23,529,438
4.13%, 3/31/31	94,000	94,312
1.63%, 5/15/31	20,500	17,869
4.13%, 7/31/31	888,200	889,761
3.75%, 8/31/31	142,000	139,243
3.63%, 9/30/31	396,800	386,090
4.50%, 12/31/31	376,000	383,843
4.00%, 4/30/32	580,000	574,517
4.13%, 11/15/32	25,400	25,297
4.63%, 2/15/35	520,000	530,034
Total U.S. Treasury Notes		273,056,342
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $320,125,507)		321,431,851
CORPORATE BONDS — 41.9%
Argentina — 0.0%
YPF SA
9.00%, 6/30/29(a)(d)	218,000	224,253
8.75%, 9/11/31(d)	22,000	22,662
7.00%, 9/30/33(a)(d)	23,000	21,998
7.00%, 12/15/47(d)	22,000	18,778
Total Argentina		287,691
Australia — 0.5%
AngloGold Ashanti Holdings PLC
6.50%, 4/15/40	83,000	84,597
Australia & New Zealand Banking Group Ltd.
5.73%, 9/18/34, (5.731% fixed rate until 9/18/29; 5-year Constant Maturity Treasury Rate + 1.618% thereafter)(a)(e)	200,000	203,836
BHP Billiton Finance USA Ltd.
4.88%, 2/27/26	55,000	55,162
6.42%, 3/1/26	18,000	18,246
5.25%, 9/8/26	47,000	47,510
4.75%, 2/28/28	55,000	55,700
5.10%, 9/8/28	38,000	38,829
5.25%, 9/8/30	18,000	18,501
4.90%, 2/28/33	15,000	14,879
5.25%, 9/8/33	30,000	30,278
4.13%, 2/24/42	65,000	54,224
5.00%, 9/30/43	163,000	150,581
5.50%, 9/8/53(b)	53,000	51,011
Commonwealth Bank of Australia
2.85%, 5/18/26(e)	35,000	34,530
1.13%, 6/15/26(e)	50,000	48,401
2.63%, 9/6/26(e)	40,000	39,211
2.55%, 3/14/27(b)(e)	194,000	188,516
3.15%, 9/19/27(e)	30,000	29,320
1.88%, 9/15/31(e)	495,000	425,347
3.90%, 7/12/47(e)	65,000	50,068
CSL Finance PLC
3.85%, 4/27/27(e)	20,000	19,757
4.05%, 4/27/29(e)	20,000	19,701
4.25%, 4/27/32(e)	40,000	38,487
5.11%, 4/3/34(e)	20,000	20,011
4.63%, 4/27/42(e)	20,000	17,355
4.75%, 4/27/52(e)	40,000	33,429
5.42%, 4/3/54(e)	74,000	67,893
4.95%, 4/27/62(e)	20,000	16,602
FMG Resources August 2006 Pty. Ltd.
6.13%, 4/15/32(e)	174,000	173,726
Glencore Finance Canada Ltd.
6.90%, 11/15/37(e)	20,000	21,612
6.00%, 11/15/41(e)	20,000	19,550
5.55%, 10/25/42(e)	20,000	18,455
Glencore Funding LLC
1.63%, 9/1/25(e)	40,000	39,697
1.63%, 4/27/26(e)	25,000	24,329
4.00%, 3/27/27(e)	40,000	39,555

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
5.34%, 4/4/27(e)	$35,000	$35,382
3.88%, 10/27/27(e)	20,000	19,635
5.40%, 5/8/28(e)	20,000	20,351
6.13%, 10/6/28(e)	46,000	47,900
4.88%, 3/12/29(e)	30,000	30,092
5.37%, 4/4/29(e)	45,000	45,833
2.50%, 9/1/30(e)	40,000	35,505
6.38%, 10/6/30(e)	30,000	31,843
2.85%, 4/27/31(e)	25,000	22,189
2.63%, 9/23/31(e)	42,000	36,366
5.70%, 5/8/33(e)	20,000	20,405
6.50%, 10/6/33(e)	42,000	44,940
5.63%, 4/4/34(e)	50,000	50,338
3.88%, 4/27/51(b)(e)	20,000	14,105
3.38%, 9/23/51(e)	20,000	12,790
5.89%, 4/4/54(e)	20,000	19,128
Goodman U.S. Finance Five LLC
4.63%, 5/4/32(e)	20,000	19,376
Goodman U.S. Finance Four LLC
4.50%, 10/15/37(e)	13,000	11,668
Goodman U.S. Finance Three LLC
3.70%, 3/15/28(e)	21,000	20,436
Macquarie Bank Ltd.
6.80%, 1/18/33(e)	225,000	239,661
Macquarie Group Ltd.
2.87%, 1/14/33, (2.871% fixed rate until 1/14/32; Secured Overnight Financing Rate + 1.532% thereafter)(a)(e)	166,000	142,609
5.49%, 11/9/33, (5.491% fixed rate until 11/9/32; Secured Overnight Financing Rate + 2.865% thereafter)(a)(e)	110,000	110,478
Mineral Resources Ltd.
8.13%, 5/1/27(e)	29,000	28,932
8.00%, 11/1/27(e)	31,000	30,918
9.25%, 10/1/28(e)	45,000	45,763
8.50%, 5/1/30(e)	26,000	25,692
National Australia Bank Ltd.
1.89%, 1/12/27(e)	257,000	247,850
3.91%, 6/9/27	347,000	344,946
3.35%, 1/12/37, (3.347% fixed rate until 1/12/32; 5-year Constant Maturity Treasury Rate + 1.70% thereafter)(a)(e)	476,000	415,168
NBN Co. Ltd.
5.75%, 10/6/28(e)	210,000	218,405
Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	55,000	59,355
5.20%, 11/2/40	128,000	122,987
2.75%, 11/2/51	78,000	45,909
Rio Tinto Finance USA PLC
5.00%, 3/9/33	225,000	225,154
4.75%, 3/22/42	142,000	126,302
5.13%, 3/9/53	149,000	133,310
Santos Finance Ltd.
3.65%, 4/29/31(e)	79,000	71,240
6.88%, 9/19/33(e)	35,000	36,823
South32 Treasury Ltd.
4.35%, 4/14/32(e)	29,000	26,762
Transurban Finance Co. Pty. Ltd.
4.13%, 2/2/26(e)	22,000	21,913
3.38%, 3/22/27(e)	48,000	47,039
2.45%, 3/16/31(e)	37,000	32,396
Westpac Banking Corp.
1.95%, 11/20/28	25,000	23,161
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year Secured Overnight Financing Rate Spread-Adjusted ICE Swap Rate + 2.236% thereafter)(a)	528,000	522,814
5.41%, 8/10/33, (5.405% fixed rate until 8/10/32; 1-year Constant Maturity Treasury Rate + 2.68% thereafter)(a)(b)	20,000	19,947
6.82%, 11/17/33(b)	160,000	174,176
3.02%, 11/18/36, (3.02% fixed rate until 11/18/31; 5-year Constant Maturity Treasury Rate + 1.53% thereafter)(a)	25,000	21,631
4.42%, 7/24/39	3,000	2,659
2.96%, 11/16/40	65,000	47,062
3.13%, 11/18/41	73,000	51,487
Woodside Finance Ltd.
4.50%, 3/4/29(e)	106,000	103,924
5.70%, 9/12/54	127,000	110,567
Total Australia		6,624,228
Austria — 0.0%
Oesterreichische Kontrollbank AG
0.50%, 2/2/26	415,000	404,643
Belgium — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 2/1/46	786,000	709,352
Anheuser-Busch InBev Finance, Inc.
4.90%, 2/1/46	341,000	307,208
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/29	262,000	265,719
8.20%, 1/15/39	401,000	504,861
5.45%, 1/23/39	379,000	381,075
5.55%, 1/23/49	219,000	214,997
5.80%, 1/23/59	53,000	52,961
KBC Group NV
5.80%, 1/19/29, (5.796% fixed rate until 1/19/28; 1-year Constant Maturity Treasury Rate + 2.10% thereafter)(a)(e)	200,000	205,589
Total Belgium		2,641,762
Bermuda — 0.0%
Bacardi Ltd.
4.70%, 5/15/28(e)	312,000	311,336
RenaissanceRe Finance, Inc.
3.45%, 7/1/27	21,000	20,606
RenaissanceRe Holdings Ltd.
3.60%, 4/15/29	28,000	26,893
5.75%, 6/5/33	15,000	15,239

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
Triton Container International Ltd.
2.05%, 4/15/26(e)	$25,000	$24,393
3.15%, 6/15/31(e)	25,000	21,373
Triton Container International Ltd./TAL International Container Corp.
3.25%, 3/15/32	42,000	35,607
XL Group Ltd.
5.25%, 12/15/43	16,000	15,168
Total Bermuda		470,615
Brazil — 0.3%
Banco do Brasil SA
3.25%, 9/30/26(d)	200,000	196,573
Braskem Netherlands Finance BV
7.25%, 2/13/33(d)	224,000	195,701
BRF SA
4.88%, 1/24/30(d)	249,000	235,892
Cosan Luxembourg SA
7.50%, 6/27/30(d)	200,000	206,026
CSN Inova Ventures
6.75%, 1/28/28(d)	200,000	189,882
Gerdau Trade, Inc.
4.88%, 10/24/27(d)	240,000	240,366
Klabin Austria GmbH
5.75%, 4/3/29(d)	200,000	200,261
MARB BondCo PLC
3.95%, 1/29/31(d)	200,000	175,926
Minerva Luxembourg SA
4.38%, 3/18/31(d)	200,000	177,750
Petrobras Global Finance BV
5.60%, 1/3/31(b)	514,000	512,051
6.90%, 3/19/49	177,000	164,521
Raizen Fuels Finance SA
5.70%, 1/17/35(d)	215,000	200,585
Samarco Mineracao SA
9.50%, 6/30/31, PIK(d)	168,334	163,599
Suzano Austria GmbH
2.50%, 9/15/28	29,000	26,673
3.75%, 1/15/31	90,000	81,610
3.13%, 1/15/32, Series DM3N	324,000	277,642
Suzano International Finance BV
5.50%, 1/17/27	40,000	40,339
Vale Overseas Ltd.
6.13%, 6/12/33(b)	22,000	22,650
6.88%, 11/21/36	193,000	206,752
6.88%, 11/10/39	104,000	110,906
6.40%, 6/28/54	83,000	78,953
Vale SA
5.63%, 9/11/42	44,000	41,776
Yara International ASA
3.80%, 6/6/26(e)	20,000	19,782
4.75%, 6/1/28(e)	41,000	40,868
3.15%, 6/4/30(e)	31,000	28,227
7.38%, 11/14/32(d)	170,000	185,934
Total Brazil		4,021,245
Canada — 1.4%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 1/15/28(e)	20,000	19,376
3.50%, 2/15/29(e)	50,000	47,122
4.00%, 10/15/30(e)	169,000	155,557
6297782 LLC
5.58%, 10/1/34(e)	113,000	109,100
Air Canada Pass-Through Trust
10.50%, 7/15/26, Series 2020-1, Class C(e)	200,000	211,078
Algonquin Power & Utilities Corp.
5.37%, 6/15/26(a)	71,000	71,392
4.75%, 1/18/82, (4.75% fixed rate until 4/18/27; 5-year Constant Maturity Treasury Rate + 3.249% thereafter)(a)	31,000	29,659
Alimentation Couche-Tard, Inc.
3.55%, 7/26/27(e)	40,000	39,133
2.95%, 1/25/30(e)	30,000	27,753
5.27%, 2/12/34(e)	35,000	34,292
3.44%, 5/13/41(e)	25,000	18,139
4.50%, 7/26/47(e)	20,000	15,860
3.80%, 1/25/50(e)	30,000	20,852
3.63%, 5/13/51(e)	40,000	26,406
5.62%, 2/12/54(e)	25,000	22,760
AltaGas Ltd.
7.20%, 10/15/54, (7.20% fixed rate until 10/15/34; 5-year Constant Maturity Treasury Rate + 3.573% thereafter)(a)(e)	36,000	35,365
Bank of Montreal
5.30%, 6/5/26	99,000	99,799
1.25%, 9/15/26	95,000	91,276
5.27%, 12/11/26	84,000	85,000
0.95%, 1/22/27, (0.949% fixed rate until 1/22/26; Secured Overnight Financing Rate + 0.603% thereafter)(a)	73,000	71,270
2.65%, 3/8/27	91,000	88,379
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(a)	486,000	469,916
Bank of Nova Scotia
2.95%, 3/11/27	165,000	160,992
2.45%, 2/2/32	362,000	310,547
4.59%, 5/4/37, (4.588% fixed rate until 5/4/32; 5-year Constant Maturity Treasury Rate + 2.05% thereafter)(a)	89,000	83,009
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	321,000	324,474
Baytex Energy Corp.
8.50%, 4/30/30(e)	33,000	32,036
7.38%, 3/15/32(b)(e)	24,000	21,817
Bell Canada
5.10%, 5/11/33(b)	90,000	88,158
5.20%, 2/15/34	46,000	45,450
4.46%, 4/1/48	340,000	267,782
Bombardier, Inc.
7.13%, 6/15/26(e)	14,000	14,054
7.88%, 4/15/27(e)	36,000	36,208

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
6.00%, 2/15/28(e)	$96,000	$96,038
7.50%, 2/1/29(e)	43,000	44,542
8.75%, 11/15/30(e)	31,000	33,357
7.25%, 7/1/31(b)(e)	46,000	47,569
7.00%, 6/1/32(b)(e)	31,000	31,725
Brookfield Finance LLC/Brookfield Finance, Inc.
3.45%, 4/15/50	77,000	50,398
Brookfield Finance, Inc.
4.85%, 3/29/29	173,000	173,331
4.35%, 4/15/30	100,000	97,689
3.50%, 3/30/51	142,000	93,305
3.63%, 2/15/52	32,000	21,438
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
6.25%, 9/15/27(e)	25,000	24,659
5.00%, 6/15/29(e)	14,000	12,576
4.88%, 2/15/30(e)	20,000	17,427
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	37,000	36,500
1.25%, 6/22/26	55,000	53,219
5.62%, 7/17/26	33,000	33,422
5.93%, 10/2/26(b)	62,000	63,124
3.45%, 4/7/27	273,000	268,391
5.00%, 4/28/28	278,000	282,597
5.99%, 10/3/28	51,000	53,333
3.60%, 4/7/32	21,000	19,308
6.09%, 10/3/33(b)	23,000	24,415
Canadian National Railway Co.
2.75%, 3/1/26(b)	37,000	36,545
6.90%, 7/15/28(b)	35,000	37,638
3.85%, 8/5/32	16,000	14,968
5.85%, 11/1/33	6,000	6,317
6.25%, 8/1/34	27,000	29,170
6.20%, 6/1/36	34,000	36,449
6.38%, 11/15/37	16,000	17,404
3.20%, 8/2/46	35,000	24,341
3.65%, 2/3/48	33,000	24,527
4.45%, 1/20/49	35,000	29,465
2.45%, 5/1/50	33,000	18,860
4.40%, 8/5/52(b)	38,000	31,281
6.13%, 11/1/53	16,000	16,997
Canadian Natural Resources Ltd.
3.85%, 6/1/27	75,000	73,954
2.95%, 7/15/30	35,000	31,738
7.20%, 1/15/32	30,000	32,591
6.45%, 6/30/33	25,000	26,264
5.85%, 2/1/35	30,000	29,872
6.50%, 2/15/37	40,000	41,093
6.25%, 3/15/38	100,000	100,606
6.75%, 2/1/39	35,000	36,505
4.95%, 6/1/47	70,000	57,176
Canadian Pacific Railway Co.
1.75%, 12/2/26	60,000	57,696
4.00%, 6/1/28	30,000	29,697
2.88%, 11/15/29	30,000	27,933
2.05%, 3/5/30	35,000	31,209
7.13%, 10/15/31	25,000	27,870
2.45%, 12/2/31	100,000	86,669
4.80%, 9/15/35	51,000	48,963
5.95%, 5/15/37	40,000	41,463
3.00%, 12/2/41	90,000	63,996
4.30%, 5/15/43	40,000	33,623
4.80%, 8/1/45	50,000	43,734
4.95%, 8/15/45	40,000	35,684
4.70%, 5/1/48	45,000	38,314
3.50%, 5/1/50	50,000	34,606
3.10%, 12/2/51	165,000	105,865
4.20%, 11/15/69	40,000	28,877
6.13%, 9/15/15	80,000	78,242
Cenovus Energy, Inc.
6.75%, 11/15/39	108,000	113,872
5.40%, 6/15/47	51,000	43,973
3.75%, 2/15/52	68,000	44,443
CI Financial Corp.
7.50%, 5/30/29(e)	64,000	67,140
4.10%, 6/15/51	47,000	32,593
Dye & Durham Ltd.
8.63%, 4/15/29(e)	23,000	23,887
Element Fleet Management Corp.
6.27%, 6/26/26(e)	31,000	31,462
5.64%, 3/13/27(e)	31,000	31,463
6.32%, 12/4/28(e)	31,000	32,547
Emera U.S. Finance LP
3.55%, 6/15/26	46,000	45,427
2.64%, 6/15/31	32,000	27,596
4.75%, 6/15/46	110,000	89,055
Empower Finance 2020 LP
1.36%, 9/17/27(e)	17,000	15,812
1.78%, 3/17/31(e)	17,000	14,606
3.08%, 9/17/51(e)	29,000	17,789
Enbridge, Inc.
1.60%, 10/4/26	30,000	28,854
5.90%, 11/15/26	45,000	45,758
4.25%, 12/1/26	45,000	44,807
5.25%, 4/5/27	46,000	46,554
3.70%, 7/15/27	45,000	44,290
6.00%, 11/15/28	45,000	47,036
5.30%, 4/5/29	46,000	47,036
3.13%, 11/15/29	70,000	65,445
6.20%, 11/15/30	55,000	58,300
5.70%, 3/8/33	165,000	168,382
2.50%, 8/1/33	79,000	64,347
5.63%, 4/5/34	86,000	86,859
4.50%, 6/10/44	45,000	36,145
5.50%, 12/1/46	70,000	64,780
4.00%, 11/15/49	45,000	32,616
3.40%, 8/1/51	93,000	59,450
6.70%, 11/15/53	115,000	120,797
5.95%, 4/5/54	74,000	71,059

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
7.20%, 6/27/54, (7.20% fixed rate until 6/27/34; 5-year Constant Maturity Treasury Rate + 2.97% thereafter)(a)	$25,000	$25,236
7.38%, 3/15/55, (7.375% fixed rate until 3/15/30; 5-year Constant Maturity Treasury Rate + 3.122% thereafter)(a)	89,000	90,762
Fairfax Financial Holdings Ltd.
4.85%, 4/17/28	35,000	35,201
4.63%, 4/29/30	45,000	44,389
3.38%, 3/3/31	45,000	41,152
5.63%, 8/16/32	55,000	55,951
6.00%, 12/7/33	45,000	46,301
6.35%, 3/22/54	145,000	142,090
Fortis, Inc.
3.06%, 10/4/26	68,000	66,666
Garda World Security Corp.
6.00%, 6/1/29(e)	126,000	119,981
goeasy Ltd.
9.25%, 12/1/28(e)	22,000	23,168
7.63%, 7/1/29(e)	16,000	16,171
Great-West Lifeco Finance 2018 LP
4.05%, 5/17/28(e)	12,000	11,801
4.58%, 5/17/48(e)	21,000	17,351
Great-West Lifeco Finance Delaware LP
4.15%, 6/3/47(e)	29,000	22,552
Hudbay Minerals, Inc.
4.50%, 4/1/26(d)	25,000	24,818
6.13%, 4/1/29(d)	25,000	25,089
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC
9.00%, 2/15/29(e)	41,000	41,978
Intact Financial Corp.
5.46%, 9/22/32(e)	25,000	25,051
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC
6.00%, 9/15/28(e)	28,000	28,041
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/30(e)	30,000	31,541
10.50%, 12/15/30(e)	22,000	23,644
Kinross Gold Corp.
4.50%, 7/15/27	30,000	29,964
6.25%, 7/15/33	60,000	63,401
Kronos Acquisition Holdings, Inc.
8.25%, 6/30/31(e)	22,000	19,276
10.75%, 6/30/32(e)	39,000	26,096
Magna International, Inc.
5.50%, 3/21/33	43,000	43,229
Manulife Financial Corp.
4.15%, 3/4/26	73,000	72,803
2.48%, 5/19/27	37,000	35,733
4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(a)	46,000	45,335
3.70%, 3/16/32	15,000	13,991
5.38%, 3/4/46	33,000	31,611
Mattamy Group Corp.
5.25%, 12/15/27(e)	20,000	19,924
4.63%, 3/1/30(e)	37,000	34,889
Methanex Corp.
5.13%, 10/15/27	29,000	28,776
5.25%, 12/15/29	29,000	28,131
5.65%, 12/1/44	12,000	9,311
National Bank of Canada
5.60%, 7/2/27, (5.60% fixed rate until 7/2/26; Secured Overnight Financing Rate + 1.036% thereafter)(a)	250,000	252,354
Nutrien Ltd.
5.95%, 11/7/25	30,000	30,156
4.00%, 12/15/26	25,000	24,788
4.90%, 3/27/28	46,000	46,488
4.20%, 4/1/29(b)	55,000	54,155
2.95%, 5/13/30	36,000	33,074
4.13%, 3/15/35	40,000	35,675
5.88%, 12/1/36	50,000	50,864
5.63%, 12/1/40	40,000	38,670
6.13%, 1/15/41	35,000	35,127
4.90%, 6/1/43	45,000	39,479
5.25%, 1/15/45	40,000	35,978
5.00%, 4/1/49	70,000	60,798
3.95%, 5/13/50	45,000	32,622
5.80%, 3/27/53	70,000	67,412
Ontario Teachers' Cadillac Fairview Properties Trust
4.13%, 2/1/29(e)	200,000	195,497
Open Text Corp.
6.90%, 12/1/27(e)	41,000	42,282
3.88%, 2/15/28(e)	37,000	35,493
3.88%, 12/1/29(e)	35,000	32,611
Open Text Holdings, Inc.
4.13%, 2/15/30(e)	38,000	35,535
4.13%, 12/1/31(e)	30,000	27,194
Parkland Corp.
5.88%, 7/15/27(e)	81,000	81,028
4.50%, 10/1/29(e)	33,000	31,179
4.63%, 5/1/30(e)	33,000	31,108
Precision Drilling Corp.
6.88%, 1/15/29(e)	71,000	68,233
Ritchie Bros. Holdings, Inc.
6.75%, 3/15/28(e)	23,000	23,502
7.75%, 3/15/31(e)	33,000	34,590
Rogers Communications, Inc.
3.63%, 12/15/25	45,000	44,761
2.90%, 11/15/26	30,000	29,248
3.20%, 3/15/27	80,000	78,245
5.00%, 2/15/29	103,000	103,804
3.80%, 3/15/32	140,000	128,409
5.30%, 2/15/34	90,000	88,664
7.50%, 8/15/38	30,000	34,055
4.50%, 3/15/42	70,000	58,446
4.50%, 3/15/43	45,000	37,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
5.45%, 10/1/43	$60,000	$55,276
5.00%, 3/15/44	95,000	82,769
4.30%, 2/15/48	70,000	54,846
4.35%, 5/1/49	113,000	88,322
3.70%, 11/15/49	90,000	63,239
4.55%, 3/15/52	180,000	141,313
5.25%, 3/15/82, (5.25% fixed rate until 3/15/27; 5-year Constant Maturity Treasury Rate + 3.59% thereafter)(a)(e)	330,000	323,176
Royal Bank of Canada
3.63%, 5/4/27	279,000	275,451
6.00%, 11/1/27	99,000	102,636
4.90%, 1/12/28	226,000	229,271
5.20%, 8/1/28	221,000	226,223
4.95%, 2/1/29	215,000	218,969
2.30%, 11/3/31	134,000	116,165
3.88%, 5/4/32	21,000	19,830
5.00%, 2/1/33	35,000	35,113
5.00%, 5/2/33	18,000	18,040
5.15%, 2/1/34(b)	102,000	103,027
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 3/1/55, (7.50% fixed rate until 3/1/35; 5-year Constant Maturity Treasury Rate + 3.667% thereafter)(a)(b)(e)	26,000	25,907
7.63%, 3/1/55, (7.625% fixed rate until 3/1/30; 5-year Constant Maturity Treasury Rate + 3.949% thereafter)(a)(e)	18,000	18,196
South Bow USA Infrastructure Holdings LLC
4.91%, 9/1/27(e)	44,000	44,045
5.03%, 10/1/29(e)	70,000	69,499
6.18%, 10/1/54(e)	63,000	57,578
Suncor Energy, Inc.
7.15%, 2/1/32	36,000	38,973
5.95%, 12/1/34	44,000	44,626
6.80%, 5/15/38	54,000	56,747
6.85%, 6/1/39	66,000	70,583
4.00%, 11/15/47	66,000	47,249
3.75%, 3/4/51	66,000	44,534
Superior Plus LP/Superior General Partner, Inc.
4.50%, 3/15/29(e)	25,000	23,833
Taseko Mines Ltd.
8.25%, 5/1/30(e)	20,000	20,584
Teine Energy Ltd.
6.88%, 4/15/29(e)	165,000	162,385
TELUS Corp.
3.40%, 5/13/32	308,000	275,072
Toronto-Dominion Bank
1.95%, 1/12/27, Series FXD	309,000	297,216
4.46%, 6/8/32(b)	748,000	725,397
TR Finance LLC
3.35%, 5/15/26	31,000	30,615
5.50%, 8/15/35	36,000	35,704
5.85%, 4/15/40	45,000	45,380
5.65%, 11/23/43	32,000	30,097
TransAlta Corp.
7.75%, 11/15/29	54,000	56,301
6.50%, 3/15/40	12,000	10,981
TransCanada PipeLines Ltd.
4.63%, 3/1/34	549,000	517,773
7.63%, 1/15/39	462,000	530,292
Total Canada		17,057,979
Chile — 0.2%
Antofagasta PLC
2.38%, 10/14/30(d)	200,000	172,814
Celulosa Arauco y Constitucion SA
5.50%, 11/2/47	200,000	173,006
Cencosud SA
4.38%, 7/17/27(d)	200,000	197,493
Colbun SA
3.95%, 10/11/27(d)	200,000	196,317
Corp. Nacional del Cobre de Chile
5.13%, 2/2/33(e)	1,000,000	957,659
Empresa de Transporte de Pasajeros Metro SA
3.65%, 5/7/30(b)(d)	223,000	209,215
Empresa Nacional del Petroleo
5.25%, 11/6/29(d)	200,000	200,334
Interchile SA
4.50%, 6/30/56(d)	200,000	156,144
Inversiones CMPC SA
4.38%, 4/4/27(d)	207,000	205,132
Sociedad Quimica y Minera de Chile SA
4.25%, 5/7/29(d)	200,000	194,627
Total Chile		2,662,741
China — 0.8%
Alibaba Group Holding Ltd.
3.40%, 12/6/27(b)	412,000	402,512
2.13%, 2/9/31(b)	1,234,000	1,086,110
Amipeace Ltd.
1.75%, 11/9/26(d)	234,000	225,659
Baidu, Inc.
1.72%, 4/9/26(b)	412,000	402,220
Bank of Communications Co. Ltd.
3.80%, 11/18/25, (3.80% fixed rate until 11/18/25; 5-year Constant Maturity Treasury Rate + 3.345% thereafter)(a)(d)(f)	200,000	198,761
BOC Aviation Ltd.
4.50%, 5/23/28(d)	248,000	248,132
CFAMC II Co. Ltd.
4.88%, 11/22/26(d)	218,000	217,197
China Cinda Finance I Ltd.
4.75%, 2/8/28(d)	200,000	199,782
China Construction Bank Corp.
1.46%, 4/22/26(d)	346,000	337,276

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
China Huaneng Group Hong Kong Treasury Management Holding Ltd.
1.60%, 1/20/26(d)	$200,000	$196,359
China Overseas Finance Cayman VIII Ltd.
2.75%, 3/2/30(d)	200,000	181,102
CICC Hong Kong Finance 2016 MTN Ltd.
5.49%, 3/1/26(d)	200,000	201,255
CITIC Ltd.
3.88%, 2/28/27(d)	400,000	395,989
CMB International Leasing Management Ltd.
2.00%, 2/4/26(d)	200,000	196,543
CNAC HK Finbridge Co. Ltd.
5.13%, 3/14/28(d)	221,000	222,752
CNOOC Finance Ltd.
5.50%, 5/21/33(e)	12,000	12,615
CNOOC Petroleum North America ULC
7.88%, 3/15/32	6,000	7,089
5.88%, 3/10/35	27,000	29,416
6.40%, 5/15/37	85,000	97,926
7.50%, 7/30/39	11,000	14,089
ENN Clean Energy International Investment Ltd.
3.38%, 5/12/26(d)	200,000	196,553
Industrial & Commercial Bank of China Ltd.
4.50%, 1/19/26(d)	254,000	254,116
4.94%, 10/25/26, (Secured Overnight Financing Rate + 0.60%)(a)(d)	356,000	356,434
JD.com, Inc.
3.38%, 1/14/30(b)	200,000	189,962
Lenovo Group Ltd.
3.42%, 11/2/30(d)	200,000	185,377
Meituan
3.05%, 10/28/30(d)	200,000	183,393
Prosus NV
3.68%, 1/21/30(e)	575,000	532,598
SF Holding Investment 2021 Ltd.
3.00%, 11/17/28(d)	200,000	190,357
Shanghai Port Group BVI Development Co. Ltd.
3.38%, 6/18/29(d)	200,000	193,262
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 1/8/31(d)	751,000	679,007
State Grid Overseas Investment BVI Ltd.
3.50%, 5/4/27(d)	275,000	271,121
4.25%, 5/2/28(d)	275,000	275,001
Talent Yield International Ltd.
3.13%, 5/6/31(d)	200,000	183,048
Tencent Holdings Ltd.
3.93%, 1/19/38(b)(d)	559,000	490,912
Three Gorges Finance I Cayman Islands Ltd.
3.15%, 6/2/26(d)	213,000	210,529
Vigorous Champion International Ltd.
4.25%, 5/28/29(d)	200,000	194,905
Xiaomi Best Time International Ltd.
3.38%, 4/29/30(d)	200,000	189,493
Total China		9,648,852
Colombia — 0.1%
Ecopetrol SA
8.63%, 1/19/29	50,000	52,643
6.88%, 4/29/30	82,000	80,653
4.63%, 11/2/31	52,000	43,152
7.75%, 2/1/32	57,000	55,318
8.88%, 1/13/33	95,000	96,829
8.38%, 1/19/36	76,000	72,338
7.38%, 9/18/43(b)	47,000	38,536
5.88%, 5/28/45	109,000	73,490
5.88%, 11/2/51	31,000	20,038
Empresas Publicas de Medellin ESP
4.25%, 7/18/29(d)	200,000	182,796
Total Colombia		715,793
Denmark — 0.0%
AP Moller - Maersk AS
4.50%, 6/20/29(e)	60,000	59,721
5.88%, 9/14/33(e)	31,000	32,065
Danske Bank AS
1.55%, 9/10/27, (1.549% fixed rate until 9/10/26; 1-year Constant Maturity Treasury Rate + 0.73% thereafter)(a)(e)	309,000	297,211
Total Denmark		388,997
Finland — 0.0%
Amer Sports Co.
6.75%, 2/16/31(e)	33,000	34,108
Nokia OYJ
4.38%, 6/12/27	30,000	29,812
6.63%, 5/15/39	46,000	46,841
Nordea Bank Abp
1.50%, 9/30/26(e)	235,000	225,943
Total Finland		336,704
France — 0.4%
Airbus SE
3.15%, 4/10/27(e)	239,000	234,650
AXA SA
8.60%, 12/15/30	122,000	143,873
Banque Federative du Credit Mutuel SA
1.60%, 10/4/26(e)	283,000	272,122
BNP Paribas SA
1.68%, 6/30/27, (1.675% fixed rate until 6/30/26; Secured Overnight Financing Rate + 0.912% thereafter)(a)(e)	601,000	581,452
3.50%, 11/16/27(e)	412,000	400,275
2.87%, 4/19/32, (2.871% fixed rate until 4/19/31; 3-month Secured Overnight Financing Rate + 1.387% thereafter)(a)(e)	652,000	575,292

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
BPCE SA
6.51%, 1/18/35, (6.508% fixed rate until 1/18/34; Secured Overnight Financing Rate + 2.791% thereafter)(a)(e)	$439,000	$449,905
Credit Agricole SA
4.00%, 1/10/33, (4.00% fixed rate until 1/10/28; 5-year U.S. dollar Swap Rate + 1.644% thereafter)(a)(e)	765,000	740,355
Electricite de France SA
4.50%, 12/4/69(d)	600,000	404,745
Engie SA
5.25%, 4/10/29(e)	200,000	203,574
Orange SA
9.00%, 3/1/31	178,000	215,137
5.38%, 1/13/42	80,000	75,914
5.50%, 2/6/44	75,000	72,022
Pernod Ricard SA
5.50%, 1/15/42(e)	150,000	139,394
Societe Generale SA
7.13%, 1/19/55, (7.132% fixed rate until 1/19/54; 1-year Constant Maturity Treasury Rate + 2.95% thereafter)(a)(e)	200,000	198,328
TotalEnergies Capital International SA
3.46%, 2/19/29	69,000	67,123
2.83%, 1/10/30(b)	25,000	23,506
2.99%, 6/29/41	52,000	37,269
3.46%, 7/12/49	365,000	250,892
3.13%, 5/29/50	163,000	104,724
3.39%, 6/29/60	52,000	32,849
TotalEnergies Capital SA
5.15%, 4/5/34(b)	25,000	25,218
5.49%, 4/5/54	114,000	106,666
5.64%, 4/5/64	82,000	76,911
WEA Finance LLC
2.88%, 1/15/27(e)	31,000	30,010
4.13%, 9/20/28(e)	20,000	19,487
3.50%, 6/15/29(e)	31,000	29,412
4.63%, 9/20/48(e)	20,000	15,229
Total France		5,526,334
Germany — 0.5%
Allianz SE
5.10%, 1/30/49, (5.10% fixed rate until 1/30/29; Secured Overnight Financing Rate + 3.697% thereafter)(a)(d)	200,000	201,588
Bayer U.S. Finance II LLC
5.50%, 7/30/35(b)(e)	475,000	462,027
BMW U.S. Capital LLC
2.80%, 4/11/26(e)	212,000	209,062
1.25%, 8/12/26(e)	21,000	20,213
3.45%, 4/1/27(e)	90,000	88,357
4.90%, 4/2/27(e)	27,000	27,165
3.30%, 4/6/27(e)	21,000	20,539
3.75%, 4/12/28(e)	31,000	30,339
5.05%, 8/11/28(e)	41,000	41,500
4.90%, 4/2/29(e)	33,000	33,161
3.63%, 4/18/29(e)	27,000	25,873
4.15%, 4/9/30(e)	41,000	39,859
2.55%, 4/1/31(e)	21,000	18,442
1.95%, 8/12/31(e)	21,000	17,590
3.70%, 4/1/32(e)	21,000	19,190
5.15%, 8/11/33(e)	25,000	24,842
5.15%, 4/2/34(e)	59,000	58,316
Daimler Truck Finance North America LLC
5.13%, 1/19/28(e)	430,000	434,857
Deutsche Bank AG
5.71%, 2/8/28, (5.706% fixed rate until 2/8/27; Secured Overnight Financing Rate + 1.594% thereafter)(a)	500,000	506,552
6.72%, 1/18/29, (6.72% fixed rate until 1/18/28; Secured Overnight Financing Rate + 3.18% thereafter)(a)	631,000	658,794
3.73%, 1/14/32, (3.729% fixed rate until 1/14/31; Secured Overnight Financing Rate + 2.757% thereafter)(a)	517,000	465,529
Deutsche Telekom International Finance BV
8.75%, 6/15/30	378,000	443,497
E.ON International Finance BV
6.65%, 4/30/38(e)	41,000	44,331
Fresenius Medical Care US Finance III, Inc.
2.38%, 2/16/31(e)	150,000	127,571
Mercedes-Benz Finance North America LLC
3.75%, 2/22/28(e)	795,000	777,518
Mercer International, Inc.
5.13%, 2/1/29	36,000	28,715
RWE Finance U.S. LLC
5.88%, 4/16/34(e)	150,000	152,407
Siemens Financieringsmaatschappij NV
2.15%, 3/11/31(e)	745,000	655,755
TK Elevator U.S. Newco, Inc.
5.25%, 7/15/27(e)	200,000	198,351
Volkswagen Group of America Finance LLC
6.00%, 11/16/26(e)	375,000	380,173
4.75%, 11/13/28(e)	305,000	301,697
ZF North America Capital, Inc.
6.88%, 4/14/28(e)	158,000	156,508
Total Germany		6,670,318
Hong Kong — 0.2%
AIA Group Ltd.
4.95%, 4/4/33(b)(e)	331,000	330,967
China Life Insurance Overseas Co. Ltd.
5.35%, 8/15/33, (5.35% fixed rate until 8/15/28; 5-year Constant Maturity Treasury Rate + 1.232% thereafter)(a)(d)	200,000	203,588
CLP Power Hong Kong Financing Ltd.
3.38%, 10/26/27(d)	200,000	195,665
HKT Capital No. 4 Ltd.
3.00%, 7/14/26(d)	200,000	196,403
Hongkong Electric Finance Ltd.
2.88%, 5/3/26(d)	200,000	197,045

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
Hongkong Land Finance Cayman Islands Co. Ltd.
2.88%, 5/27/30(d)	$200,000	$183,176
JMH Co. Ltd.
2.50%, 4/9/31(d)	200,000	178,291
Joy Treasure Assets Holdings, Inc.
5.50%, 2/1/27(d)	200,000	201,688
Melco Resorts Finance Ltd.
5.25%, 4/26/26(d)	200,000	198,331
MTR Corp. CI Ltd.
2.50%, 11/2/26, Series DIP(d)	200,000	195,115
Prudential Funding Asia PLC
3.13%, 4/14/30(b)	27,000	25,408
3.63%, 3/24/32	9,000	8,262
Sun Hung Kai Properties Capital Market Ltd.
3.75%, 2/25/29(d)	200,000	193,856
Total Hong Kong		2,307,795
Hungary — 0.0%
MVM Energetika Zrt
7.50%, 6/9/28(d)	200,000	209,388
India — 0.1%
Adani Ports & Special Economic Zone Ltd.
4.38%, 7/3/29(d)	200,000	186,492
Indian Railway Finance Corp. Ltd.
3.84%, 12/13/27(d)	200,000	195,707
JSW Steel Ltd.
3.95%, 4/5/27(d)	200,000	192,321
Network i2i Ltd.
3.98%, 3/3/26, (3.975% fixed rate until 6/3/26; 5-year Constant Maturity Treasury Rate + 3.39% thereafter)(a)(d)(f)	200,000	197,073
Power Finance Corp. Ltd.
3.75%, 12/6/27(d)	200,000	194,435
REC Ltd.
2.25%, 9/1/26(d)	200,000	193,572
Reliance Industries Ltd.
2.88%, 1/12/32(d)	371,000	324,687
State Bank of India
1.80%, 7/13/26(d)	200,000	193,644
Vedanta Resources Finance II PLC
10.88%, 9/17/29(d)	200,000	198,194
Total India		1,876,125
Indonesia — 0.2%
Freeport Indonesia PT
5.32%, 4/14/32(d)	200,000	197,523
Indofood CBP Sukses Makmur Tbk. PT
3.54%, 4/27/32(d)	200,000	180,458
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.45%, 5/15/30(d)	200,000	201,923
Minejesa Capital BV
4.63%, 8/10/30(d)	157,880	153,639
Pertamina Persero PT
2.30%, 2/9/31(d)	1,000,000	863,457
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45%, 5/21/28(d)	229,000	232,718
5.25%, 10/24/42(d)	222,000	193,355
Total Indonesia		2,023,073
Ireland — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.10%, 1/19/29	1,450,000	1,464,344
3.30%, 1/30/32	215,000	190,985
3.85%, 10/29/41	162,000	125,858
AIB Group PLC
6.61%, 9/13/29, (6.608% fixed rate until 9/13/28; Secured Overnight Financing Rate + 2.33% thereafter)(a)(e)	242,000	254,673
Avolon Holdings Funding Ltd.
5.50%, 1/15/26(e)	27,000	27,022
2.13%, 2/21/26(e)	31,000	30,361
4.25%, 4/15/26(e)	41,000	40,715
4.38%, 5/1/26(e)	31,000	30,793
3.25%, 2/15/27(e)	27,000	26,201
2.53%, 11/18/27(e)	83,000	78,223
2.75%, 2/21/28(e)	31,000	29,130
6.38%, 5/4/28(e)	48,000	49,697
5.75%, 3/1/29(e)	48,000	48,857
5.75%, 11/15/29(e)	34,000	34,633
Bank of Ireland Group PLC
2.03%, 9/30/27, (2.029% fixed rate until 9/30/26; 1-year Constant Maturity Treasury Rate + 1.10% thereafter)(a)(e)	209,000	201,602
GGAM Finance Ltd.
7.75%, 5/15/26(e)	2,000	2,020
8.00%, 2/15/27(e)	100,000	102,904
8.00%, 6/15/28(e)	2,000	2,100
6.88%, 4/15/29(e)	2,000	2,048
SMBC Aviation Capital Finance DAC
5.30%, 4/3/29(e)	211,000	213,455
Smurfit Kappa Treasury ULC
5.44%, 4/3/34	295,000	296,024
Total Ireland		3,251,645
Israel — 0.1%
Energean Israel Finance Ltd.
4.88%, 3/30/26(d)	26,000	25,709
5.38%, 3/30/28(d)	26,000	24,755
5.88%, 3/30/31(d)	26,000	23,975
8.50%, 9/30/33(d)	31,000	31,677
ICL Group Ltd.
6.38%, 5/31/38(d)	28,000	28,038
Israel Electric Corp. Ltd.
4.25%, 8/14/28(d)	412,000	399,970
Leviathan Bond Ltd.
6.13%, 6/30/25(d)	9,098	9,093
6.50%, 6/30/27(d)	25,000	24,781
6.75%, 6/30/30(d)	23,000	22,667

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
Teva Pharmaceutical Finance Co. LLC
6.15%, 2/1/36	$179,000	$181,805
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26	100,000	97,769
Total Israel		870,239
Italy — 0.2%
Enel Finance International NV
5.00%, 6/15/32(e)	815,000	805,333
Eni SpA
5.70%, 10/1/40(e)	120,000	114,349
Eni USA, Inc.
7.30%, 11/15/27	108,000	114,478
Fibercop SpA
6.00%, 9/30/34, Series 2034(e)	411,000	386,230
Intesa Sanpaolo SpA
8.25%, 11/21/33, (8.248% fixed rate until 11/21/32; 1-year Constant Maturity Treasury Rate + 4.40% thereafter)(a)(e)	606,000	690,143
Telecom Italia Capital SA
6.38%, 11/15/33	20,000	20,196
6.00%, 9/30/34	27,000	26,526
7.20%, 7/18/36	20,000	20,747
7.72%, 6/4/38	15,000	15,726
UniCredit SpA
3.13%, 6/3/32, (3.127% fixed rate until 6/3/31; 1-year Constant Maturity Treasury Rate + 1.55% thereafter)(a)(e)	200,000	178,677
Total Italy		2,372,405
Japan — 0.6%
Dai-ichi Life Insurance Co. Ltd.
4.00%, 7/24/26, (4.00% fixed rate until 7/24/26; Secured Overnight Financing Rate + 3.66% thereafter)(a)(e)(f)	200,000	197,128
Honda Motor Co. Ltd.
2.97%, 3/10/32	15,000	13,260
JT International Financial Services BV
3.88%, 9/28/28(d)	200,000	195,745
Meiji Yasuda Life Insurance Co.
5.10%, 4/26/48, (5.10% fixed rate until 4/26/28; 5-year U.S. dollar ICE Swap Rate + 3.15% thereafter)(a)(b)(e)	200,000	198,330
Mitsubishi Corp.
5.00%, 7/2/29(e)	200,000	203,299
Mitsubishi UFJ Financial Group, Inc.
3.68%, 2/22/27	73,000	72,112
3.29%, 7/25/27	75,000	73,259
3.96%, 3/2/28	95,000	93,991
4.05%, 9/11/28	55,000	54,474
4.29%, 7/26/38	20,000	18,141
4.15%, 3/7/39	129,000	115,085
Mizuho Financial Group, Inc.
2.84%, 9/13/26	670,000	656,394
2.56%, 9/13/31	457,000	392,334
Nippon Life Insurance Co.
3.40%, 1/23/50, (3.40% fixed rate until 1/23/30; 5-year Constant Maturity Treasury Rate + 2.612% thereafter)(a)(e)	483,000	443,649
Nissan Motor Co. Ltd.
4.81%, 9/17/30(e)	215,000	199,047
Nomura Holdings, Inc.
2.17%, 7/14/28	310,000	287,379
3.10%, 1/16/30	428,000	395,820
NTT Finance Corp.
5.14%, 7/2/31(e)	200,000	203,516
ORIX Corp.
2.25%, 3/9/31	44,000	38,206
Rakuten Group, Inc.
5.13%, 4/22/26, (5.125% fixed rate until 4/22/26; 5-year Constant Maturity Treasury Rate + 4.578% thereafter)(a)(e)(f)	421,000	410,436
Sumitomo Life Insurance Co.
4.00%, 9/14/77, (4.00% fixed rate until 9/14/27; Secured Overnight Financing Rate + 2.993% thereafter)(a)(e)	213,000	206,954
Sumitomo Mitsui Financial Group, Inc.
3.36%, 7/12/27	1,465,000	1,435,199
3.04%, 7/16/29	819,000	770,311
2.93%, 9/17/41	186,000	131,844
Sumitomo Mitsui Trust Bank Ltd.
4.95%, 9/15/27(b)(e)	200,000	201,838
Total Japan		7,007,751
Kazakhstan — 0.0%
KazMunayGas National Co. JSC
3.50%, 4/14/33(d)	375,000	315,680
Tengizchevroil Finance Co. International Ltd.
4.00%, 8/15/26(d)	200,000	197,009
Total Kazakhstan		512,689
Kuwait — 0.0%
KFH Tier 1 Sukuk Ltd.
3.60%, 6/30/26, (3.60% fixed rate until 12/30/26; 5-year Constant Maturity Treasury Rate + 2.629% thereafter)(a)(d)(f)	200,000	193,868
Luxembourg — 0.1%
Altice Financing SA
5.00%, 1/15/28(e)	200,000	156,720
ArcelorMittal SA
4.55%, 3/11/26	25,000	24,956
6.55%, 11/29/27	75,000	77,805
4.25%, 7/16/29	31,000	30,305
6.80%, 11/29/32(b)	70,000	75,812
6.00%, 6/17/34	35,000	36,123
7.00%, 10/15/39	62,000	67,393
6.75%, 3/1/41	72,000	74,110
6.35%, 6/17/54	45,000	44,101

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
Intelsat Jackson Holdings SA
6.50%, 3/15/30(e)	$121,000	$119,495
JAB Holdings BV
2.20%, 11/23/30(e)	250,000	212,265
Total Luxembourg		919,085
Macau — 0.1%
Sands China Ltd.
5.40%, 8/8/28	450,000	449,227
Wynn Macau Ltd.
5.50%, 10/1/27(e)	200,000	196,466
Total Macau		645,693
Malaysia — 0.1%
Axiata SPV2 Bhd.
2.16%, 8/19/30(d)	200,000	176,460
Khazanah Global Sukuk Bhd.
4.69%, 6/1/28(d)	200,000	200,457
Petronas Capital Ltd.
2.48%, 1/28/32(d)	754,000	646,228
Total Malaysia		1,023,145
Mexico — 0.4%
America Movil SAB de CV
4.70%, 7/21/32	700,000	681,995
Bimbo Bakeries USA, Inc.
5.38%, 1/9/36(d)	200,000	193,979
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28(d)	177,683	153,911
Braskem Idesa SAPI
7.45%, 11/15/29(d)	220,000	176,440
Cemex SAB de CV
5.45%, 11/19/29(d)	213,000	213,237
Coca-Cola Femsa SAB de CV
1.85%, 9/1/32	150,000	121,361
Comision Federal de Electricidad
3.88%, 7/26/33(d)	259,000	215,772
Fomento Economico Mexicano SAB de CV
4.38%, 5/10/43(b)	169,000	142,972
Grupo Televisa SAB
6.63%, 1/15/40	322,000	285,239
Industrias Penoles SAB de CV
4.75%, 8/6/50(d)	262,000	193,540
Infraestructura Energetica Nova SAPI de CV
3.75%, 1/14/28(e)	200,000	192,065
Mexico City Airport Trust
4.25%, 10/31/26(d)	218,000	214,891
3.88%, 4/30/28(d)	200,000	191,741
Orbia Advance Corp. SAB de CV
2.88%, 5/11/31(d)	200,000	164,656
Petroleos Mexicanos
6.88%, 10/16/25	37,000	36,909
4.50%, 1/23/26(b)	46,000	45,167
6.49%, 1/23/27	64,000	62,867
5.35%, 2/12/28	155,000	146,153
6.50%, 1/23/29	50,000	47,868
8.75%, 6/2/29	79,000	80,067
6.84%, 1/23/30	97,000	90,688
5.95%, 1/28/31	156,000	135,292
6.70%, 2/16/32	280,000	250,381
6.63%, 6/15/35	151,000	121,261
6.50%, 6/2/41	64,000	45,275
5.50%, 6/27/44	41,000	26,238
6.38%, 1/23/45	50,000	33,792
5.63%, 1/23/46	36,000	22,494
6.75%, 9/21/47	233,000	157,975
6.35%, 2/12/48	65,000	42,300
7.69%, 1/23/50	335,000	246,761
6.95%, 1/28/60	157,000	106,143
Southern Copper Corp.
6.75%, 4/16/40	97,000	103,164
5.25%, 11/8/42	109,000	98,489
5.88%, 4/23/45	194,000	184,971
Trust Fibra Uno
7.38%, 2/13/34(d)	200,000	196,400
Total Mexico		5,422,454
Morocco — 0.0%
OCP SA
3.75%, 6/23/31(d)	400,000	354,022
Netherlands — 0.4%
ABN AMRO Bank NV
1.54%, 6/16/27, (1.542% fixed rate until 6/16/26; 1-year Constant Maturity Treasury Rate + 0.80% thereafter)(a)(e)	300,000	290,179
AEGON Funding Co. LLC
5.50%, 4/16/27(e)	200,000	201,943
Ahold Finance USA LLC
6.88%, 5/1/29	36,000	39,017
Cooperatieve Rabobank UA
5.45%, 3/5/30, (5.447% fixed rate until 3/5/29; 1-year Constant Maturity Treasury Rate + 1.12% thereafter)(a)(b)(e)	818,000	838,021
5.25%, 5/24/41	107,000	103,148
Heineken NV
3.50%, 1/29/28(e)	163,000	159,399
4.00%, 10/1/42(e)	20,000	16,149
4.35%, 3/29/47(e)	27,000	22,012
ING Groep NV
1.73%, 4/1/27, (1.726% fixed rate until 4/1/26; Secured Overnight Financing Rate + 1.005% thereafter)(a)	520,000	507,592
2.73%, 4/1/32, (2.727% fixed rate until 4/1/31; Secured Overnight Financing Rate + 1.316% thereafter)(a)	300,000	265,701
Koninklijke Ahold Delhaize NV
5.70%, 10/1/40	44,000	44,034
Koninklijke KPN NV
8.38%, 10/1/30	242,000	282,164
Koninklijke Philips NV
6.88%, 3/11/38	112,000	120,322

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 6/18/29	$986,000	$967,442
Sunrise HoldCo IV BV
5.50%, 1/15/28(e)	201,000	197,700
Viterra Finance BV
4.90%, 4/21/27(e)	200,000	200,198
Ziggo BV
4.88%, 1/15/30(e)	200,000	182,626
Total Netherlands		4,437,647
New Zealand — 0.1%
ANZ New Zealand International Ltd.
1.25%, 6/22/26(e)	364,000	352,394
ASB Bank Ltd.
5.28%, 6/17/32, (5.284% fixed rate until 6/17/27; 5-year Constant Maturity Treasury Rate + 2.25% thereafter)(a)(e)	229,000	229,464
Bank of New Zealand
2.29%, 1/27/27(e)	257,000	248,426
Westpac New Zealand Ltd.
5.13%, 2/26/27(e)	209,000	211,240
Total New Zealand		1,041,524
Nigeria — 0.0%
IHS Holding Ltd.
5.63%, 11/29/26(d)	200,000	196,618
Norway — 0.0%
Aker BP ASA
3.75%, 1/15/30(e)	189,000	177,256
Equinor ASA
1.75%, 1/22/26	15,000	14,748
3.63%, 9/10/28	21,000	20,632
3.13%, 4/6/30	66,000	62,346
2.38%, 5/22/30	15,000	13,598
3.63%, 4/6/40	10,000	8,053
5.10%, 8/17/40	15,000	14,316
4.25%, 11/23/41	30,000	25,753
3.95%, 5/15/43	17,000	13,718
4.80%, 11/8/43	15,000	13,470
3.25%, 11/18/49	21,000	14,143
3.70%, 4/6/50	26,000	18,964
Var Energi ASA
5.00%, 5/18/27(e)	200,000	200,661
Total Norway		597,658
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA
4.00%, 8/11/41(d)	223,000	163,240
Peru — 0.0%
Banco de Credito del Peru SA
5.85%, 1/11/29(d)	20,000	20,602
3.13%, 7/1/30, (3.125% fixed rate until 7/1/25; 5-year Constant Maturity Treasury Rate + 3.00% thereafter)(a)(d)	35,000	34,909
3.25%, 9/30/31, (3.25% fixed rate until 9/30/26; 5-year Constant Maturity Treasury Rate + 2.45% thereafter)(a)(d)	20,000	19,324
Petroleos del Peru SA
4.75%, 6/19/32(d)	200,000	149,388
Total Peru		224,223
Philippines — 0.0%
Metropolitan Bank & Trust Co.
2.13%, 1/15/26(d)	200,000	196,794
Puerto Rico — 0.0%
LCPR Senior Secured Financing DAC
5.13%, 7/15/29(b)(e)	283,000	182,880
Qatar — 0.1%
QatarEnergy
3.13%, 7/12/41(d)	202,000	146,664
3.30%, 7/12/51(d)	200,000	131,777
QIB Sukuk Ltd.
5.58%, 11/22/28(d)	200,000	206,639
QNB Finance Ltd.
1.38%, 1/26/26(d)	279,000	272,939
Total Qatar		758,019
Saudi Arabia — 0.3%
Al Rajhi Sukuk Ltd.
4.75%, 4/5/28(d)	426,000	426,065
BSF Finance
5.50%, 11/23/27(d)	200,000	203,268
EIG Pearl Holdings SARL
3.55%, 8/31/36(d)	198,529	174,740
Gaci First Investment Co.
5.25%, 1/29/34(d)	322,000	321,265
Greensaif Pipelines Bidco SARL
6.13%, 2/23/38(d)	200,000	203,175
Saudi Arabian Oil Co.
2.25%, 11/24/30(d)	586,000	516,136
4.25%, 4/16/39(d)	476,000	406,272
4.38%, 4/16/49(b)(d)	259,000	200,197
Saudi Electricity Global Sukuk Co. 2
5.06%, 4/8/43(d)	204,000	189,975
Saudi Electricity Global Sukuk Co. 4
4.72%, 9/27/28(d)	200,000	200,836
Suci Second Investment Co.
6.25%, 10/25/33(b)(d)	533,000	572,976
TMS Issuer SARL
5.78%, 8/23/32(d)	254,000	261,166
Total Saudi Arabia		3,676,071
Singapore — 0.0%
United Overseas Bank Ltd.
1.25%, 4/14/26(e)	200,000	194,717
South Africa — 0.1%
Anglo American Capital PLC
5.50%, 5/2/33(d)	327,000	326,588
Eskom Holdings SOC Ltd.
4.31%, 7/23/27(d)	200,000	193,294
Sasol Financing USA LLC
4.38%, 9/18/26	378,000	369,173
Total South Africa		889,055

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
South Korea — 0.2%
Hyundai Capital Services, Inc.
5.13%, 2/5/27(d)	$200,000	$201,062
KEB Hana Bank
1.25%, 12/16/26(d)	200,000	190,520
Kookmin Bank
2.38%, 2/15/27(d)	200,000	193,454
LG Chem Ltd.
1.38%, 7/7/26(d)	200,000	192,594
LG Energy Solution Ltd.
5.38%, 7/2/29(d)	200,000	200,847
POSCO
5.75%, 1/17/28(d)	200,000	204,372
Shinhan Bank Co. Ltd.
3.75%, 9/20/27(d)	308,000	300,939
SK Hynix, Inc.
6.38%, 1/17/28(e)	350,000	363,490
Woori Bank
2.00%, 1/20/27(d)	200,000	192,599
Total South Korea		2,039,877
Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA
7.88%, 11/15/34, (7.883% fixed rate until 11/15/33; 1-year Constant Maturity Treasury Rate + 3.30% thereafter)(a)	200,000	223,922
Banco Santander SA
3.80%, 2/23/28	200,000	195,184
2.75%, 12/3/30	1,200,000	1,056,415
CaixaBank SA
5.67%, 3/15/30, (5.673% fixed rate until 3/15/29; Secured Overnight Financing Index + 1.78% thereafter)(a)(e)	237,000	243,555
Iberdrola International BV
6.75%, 7/15/36	46,000	51,352
Telefonica Emisiones SA
7.05%, 6/20/36	888,000	971,907
Total Spain		2,742,335
Sweden — 0.0%
SiriusPoint Ltd.
7.00%, 4/5/29	24,000	24,998
Swedbank AB
1.54%, 11/16/26(e)	200,000	192,236
Total Sweden		217,234
Switzerland — 0.3%
ABB Finance USA, Inc.
3.80%, 4/3/28	25,000	24,805
4.38%, 5/8/42	33,000	28,277
Argentum Netherlands BV for Swiss Re Ltd.
5.63%, 8/15/52, (5.625% fixed rate until 8/15/27; Secured Overnight Financing Rate + 3.784% thereafter)(a)(d)	200,000	199,577
Consolidated Energy Finance SA
6.50%, 5/15/26(e)	150,000	144,910
Credit Suisse USA LLC
7.13%, 7/15/32	1,048,000	1,172,598
Holcim Finance U.S. LLC
3.50%, 9/22/26(e)	214,000	210,850
Novartis Capital Corp.
2.00%, 2/14/27	100,000	96,740
4.40%, 5/6/44	103,000	89,696
Swiss Re Treasury U.S. Corp.
4.25%, 12/6/42(e)	104,000	87,275
UBS Group AG
4.28%, 1/9/28(e)	338,000	334,701
6.54%, 8/12/33, (6.537% fixed rate until 8/12/32; Secured Overnight Financing Rate + 3.92% thereafter)(a)(e)	514,000	552,563
9.02%, 11/15/33, (9.016% fixed rate until 11/15/32; Secured Overnight Financing Rate + 5.02% thereafter)(a)(e)	250,000	305,548
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
9.50%, 6/1/28(b)(e)	20,000	19,784
6.38%, 2/1/30(e)	41,000	36,837
Total Switzerland		3,304,161
Taiwan — 0.0%
Foxconn Far East Ltd.
3.00%, 9/23/26(d)	200,000	195,771
TSMC Global Ltd.
1.75%, 4/23/28(d)	200,000	185,288
Total Taiwan		381,059
Thailand — 0.1%
Bangkok Bank PCL
5.30%, 9/21/28(d)	240,000	243,816
3.73%, 9/25/34, (3.733% fixed rate until 9/25/29; 5-year Constant Maturity Treasury Rate + 1.90% thereafter)(a)(d)	235,000	216,870
GC Treasury Center Co. Ltd.
2.98%, 3/18/31(d)	200,000	172,702
PTTEP Treasury Center Co. Ltd.
2.99%, 1/15/30(d)	200,000	185,602
Thaioil Treasury Center Co. Ltd.
2.50%, 6/18/30(d)	213,000	183,490
Total Thailand		1,002,480
Turkey — 0.1%
TC Ziraat Bankasi AS
9.50%, 8/1/26(d)	200,000	208,632
Turkiye Vakiflar Bankasi TAO
5.50%, 10/1/26(d)	200,000	199,267
Yapi ve Kredi Bankasi AS
9.25%, 10/16/28(d)	200,000	213,139
Total Turkey		621,038
United Arab Emirates — 0.3%
Abu Dhabi Commercial Bank PJSC
3.50%, 3/31/27(d)	416,000	408,095
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/2/29(d)	215,000	206,958

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
Abu Dhabi Developmental Holding Co. PJSC
5.50%, 5/8/34(d)	$200,000	$206,237
Abu Dhabi National Energy Co. PJSC
4.70%, 4/24/33(d)	249,000	243,387
6.50%, 10/27/36(e)	100,000	110,245
Adnoc Murban Rsc Ltd.
4.50%, 9/11/34(d)	200,000	192,699
Aldar Sukuk No. 2 Ltd.
3.88%, 10/22/29(d)	200,000	192,519
DP World Crescent Ltd.
4.85%, 9/26/28(d)	200,000	199,550
DP World Ltd.
6.85%, 7/2/37(d)	200,000	216,450
Emaar Sukuk Ltd.
3.64%, 9/15/26(d)	200,000	197,243
Emirates NBD Bank PJSC
5.63%, 10/21/27(d)	200,000	205,554
Fab Sukuk Co. Ltd.
4.58%, 1/17/28(d)	280,000	281,660
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 3/31/34(e)	316,975	278,349
MAF Global Securities Ltd.
7.88%, 6/30/27, (7.875% fixed rate until 9/30/27; 5-year Constant Maturity Treasury Rate + 4.893% thereafter)(a)(d)(f)	200,000	205,741
MDGH GMTN RSC Ltd.
5.50%, 4/28/33(d)	792,000	815,817
Total United Arab Emirates		3,960,504
United Kingdom — 1.4%
Ashtead Capital, Inc.
5.50%, 8/11/32(e)	210,000	209,120
Astrazeneca Finance LLC
1.20%, 5/28/26	90,000	87,409
4.88%, 3/3/28	80,000	81,515
4.90%, 3/3/30	15,000	15,303
4.90%, 2/26/31	20,000	20,390
2.25%, 5/28/31	15,000	13,230
4.88%, 3/3/33	10,000	10,056
5.00%, 2/26/34	30,000	30,194
AstraZeneca PLC
0.70%, 4/8/26	21,000	20,384
3.13%, 6/12/27	55,000	53,956
4.00%, 1/17/29	73,000	72,390
1.38%, 8/6/30	25,000	21,468
6.45%, 9/15/37	253,000	279,466
4.00%, 9/18/42	45,000	37,411
4.38%, 11/16/45	45,000	38,304
4.38%, 8/17/48	33,000	27,674
2.13%, 8/6/50	69,000	37,011
3.00%, 5/28/51	35,000	22,695
BAE Systems PLC
5.80%, 10/11/41(e)	225,000	225,235
Barclays PLC
5.37%, 2/25/31, (5.367% fixed rate until 2/25/30; Secured Overnight Financing Rate + 1.23% thereafter)(a)	781,000	788,421
2.67%, 3/10/32, (2.667% fixed rate until 3/10/31; 1-year Constant Maturity Treasury Rate + 1.20% thereafter)(a)	332,000	290,243
7.44%, 11/2/33, (7.437% fixed rate until 11/2/32; 1-year Constant Maturity Treasury Rate + 3.50% thereafter)(a)	1,409,000	1,576,470
3.81%, 3/10/42, (3.811% fixed rate until 3/10/41; 1-year Constant Maturity Treasury Rate + 1.70% thereafter)(a)	309,000	235,785
BAT Capital Corp.
3.56%, 8/15/27	149,000	145,778
4.91%, 4/2/30	176,000	177,013
6.34%, 8/2/30	460,000	490,858
4.39%, 8/15/37	200,000	175,953
7.08%, 8/2/53	13,000	14,143
British Telecommunications PLC
9.63%, 12/15/30	316,000	385,331
CK Hutchison International 21 Ltd.
2.50%, 4/15/31(b)(e)	750,000	665,042
Connect Finco Sarl/Connect US Finco LLC
9.00%, 9/15/29(e)	200,000	191,068
Diageo Capital PLC
3.88%, 5/18/28	412,000	407,845
5.88%, 9/30/36	29,000	30,735
3.88%, 4/29/43	24,000	18,828
Diageo Investment Corp.
4.25%, 5/11/42	24,000	19,915
GlaxoSmithKline Capital PLC
3.38%, 6/1/29	55,000	53,032
GlaxoSmithKline Capital, Inc.
5.38%, 4/15/34	10,000	10,264
6.38%, 5/15/38	206,000	224,923
4.20%, 3/18/43	7,000	5,868
HSBC Holdings PLC
8.11%, 11/3/33, (8.113% fixed rate until 11/3/32; Secured Overnight Financing Rate + 4.25% thereafter)(a)	970,000	1,107,836
6.50%, 9/15/37	1,009,000	1,060,430
6.10%, 1/14/42	111,000	115,613
Imperial Brands Finance PLC
3.88%, 7/26/29(e)	200,000	192,680
Jaguar Land Rover Automotive PLC
5.50%, 7/15/29(b)(e)	200,000	197,101
Lloyds Banking Group PLC
4.38%, 3/22/28	680,000	676,131
7.95%, 11/15/33, (7.953% fixed rate until 11/15/32; 1-year Constant Maturity Treasury Rate + 3.75% thereafter)(a)	709,000	806,080
Macquarie Airfinance Holdings Ltd.
6.40%, 3/26/29(e)	20,000	20,722
8.13%, 3/30/29(e)	220,000	230,145
6.50%, 3/26/31(e)	20,000	20,833

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
Mead Johnson Nutrition Co.
5.90%, 11/1/39	$49,000	$50,556
4.60%, 6/1/44	22,000	18,682
Nationwide Building Society
4.00%, 9/14/26(e)	515,000	509,246
NatWest Group PLC
3.07%, 5/22/28, (3.073% fixed rate until 5/22/27; 1-year Constant Maturity Treasury Rate + 2.55% thereafter)(a)	505,000	489,826
3.03%, 11/28/35, (3.032% fixed rate until 11/28/30; 5-year Constant Maturity Treasury Rate + 2.35% thereafter)(a)	341,000	301,957
NatWest Markets PLC
1.60%, 9/29/26(e)	229,000	220,288
nVent Finance SARL
4.55%, 4/15/28	30,000	29,921
2.75%, 11/15/31	22,000	18,798
5.65%, 5/15/33	36,000	35,983
RELX Capital, Inc.
4.00%, 3/18/29	59,000	58,243
3.00%, 5/22/30	54,000	50,411
4.75%, 5/20/32	36,000	35,764
Reynolds American, Inc.
6.15%, 9/15/43	516,000	511,136
5.85%, 8/15/45	588,000	554,402
Santander U.K. Group Holdings PLC
2.47%, 1/11/28, (2.469% fixed rate until 1/11/27; Secured Overnight Financing Rate + 1.22% thereafter)(a)	432,000	415,333
Smith & Nephew PLC
5.15%, 3/20/27	22,000	22,205
2.03%, 10/14/30	71,000	61,632
5.40%, 3/20/34	46,000	45,878
Standard Chartered PLC
3.60%, 1/12/33, (3.603% fixed rate until 1/12/32; 1-year Constant Maturity Treasury Rate + 1.90% thereafter)(a)(e)	366,000	321,921
5.70%, 3/26/44(e)	301,000	284,204
Vmed O2 U.K. Financing I PLC
7.75%, 4/15/32(e)	290,000	299,175
Vodafone Group PLC
6.25%, 11/30/32	36,000	38,613
6.15%, 2/27/37	240,000	253,365
5.00%, 5/30/38	33,000	31,208
4.25%, 9/17/50	204,000	154,266
5.63%, 2/10/53	258,000	236,880
5.75%, 2/10/63	300,000	273,397
4.13%, 6/4/81, (4.125% fixed rate until 6/4/31; 5-year Constant Maturity Treasury Rate + 2.767% thereafter)(a)	280,000	251,781
5.13%, 6/4/81, (5.125% fixed rate until 6/4/51; 5-year Constant Maturity Treasury Rate + 3.073% thereafter)(a)	26,000	19,352
Total United Kingdom		17,232,720
United States — 31.5%
3M Co.
2.25%, 9/19/26	36,000	35,013
2.88%, 10/15/27	6,000	5,792
3.05%, 4/15/30	240,000	223,910
4.00%, 9/14/48	213,000	164,730
3.25%, 8/26/49	34,000	22,555
7-Eleven, Inc.
0.95%, 2/10/26(e)	52,000	50,627
1.30%, 2/10/28(e)	41,000	37,441
1.80%, 2/10/31(e)	70,000	58,206
2.50%, 2/10/41(e)	31,000	19,976
2.80%, 2/10/51(e)	96,000	54,883
Abbott Laboratories
3.88%, 9/15/25	10,000	9,988
3.75%, 11/30/26	35,000	34,854
1.15%, 1/30/28	15,000	13,968
1.40%, 6/30/30(b)	13,000	11,352
4.75%, 11/30/36	35,000	34,283
6.15%, 11/30/37	10,000	10,921
6.00%, 4/1/39	10,000	10,838
5.30%, 5/27/40	15,000	15,018
4.75%, 4/15/43	15,000	13,934
4.90%, 11/30/46	67,000	62,112
AbbVie, Inc.
4.25%, 11/14/28	220,000	220,002
3.20%, 11/21/29	181,000	171,778
4.55%, 3/15/35	172,000	164,300
4.50%, 5/14/35	742,000	706,295
4.05%, 11/21/39	437,000	373,826
4.85%, 6/15/44	45,000	40,462
4.75%, 3/15/45	54,000	47,619
4.70%, 5/14/45	142,000	124,780
4.45%, 5/14/46	131,000	110,044
4.88%, 11/14/48	125,000	110,634
4.25%, 11/21/49	412,000	330,562
5.40%, 3/15/54	133,000	126,244
5.50%, 3/15/64	73,000	69,399
Acadia Healthcare Co., Inc.
5.50%, 7/1/28(b)(e)	18,000	17,783
5.00%, 4/15/29(e)	19,000	18,233
ACCO Brands Corp.
4.25%, 3/15/29(e)	93,000	82,173
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 2/1/29(e)	38,000	39,341
4.25%, 2/15/29(e)	29,000	27,813
8.50%, 6/15/29(e)	20,000	20,916
6.00%, 8/1/29(e)	20,000	19,375
7.50%, 11/6/30(e)	44,000	45,426
AdaptHealth LLC
6.13%, 8/1/28(e)	73,000	72,306
Adient Global Holdings Ltd.
7.00%, 4/15/28(e)	45,000	46,064
Adobe, Inc.
2.15%, 2/1/27	55,000	53,268
4.85%, 4/4/27	32,000	32,394

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
4.80%, 4/4/29	$48,000	$49,007
2.30%, 2/1/30	26,000	23,827
4.95%, 4/4/34	15,000	15,111
ADT Security Corp.
4.88%, 7/15/32(e)	58,000	55,170
Advance Auto Parts, Inc.
5.90%, 3/9/26	12,000	12,090
1.75%, 10/1/27	14,000	12,894
5.95%, 3/9/28(b)	12,000	12,180
3.90%, 4/15/30	20,000	18,526
3.50%, 3/15/32(b)	14,000	12,165
Advanced Drainage Systems, Inc.
5.00%, 9/30/27(e)	14,000	13,855
6.38%, 6/15/30(e)	20,000	20,285
Advanced Micro Devices, Inc.
4.39%, 6/1/52(b)	38,000	31,149
Advantage Sales & Marketing, Inc.
6.50%, 11/15/28(e)	32,000	24,594
Adventist Health System
2.95%, 3/1/29	18,000	16,598
5.43%, 3/1/32	25,000	24,957
5.76%, 12/1/34	39,000	38,490
3.63%, 3/1/49	37,000	24,386
Advocate Health & Hospitals Corp.
3.83%, 8/15/28	8,000	7,851
2.21%, 6/15/30, Series 2020	6,000	5,372
4.27%, 8/15/48	8,000	6,316
3.39%, 10/15/49	9,000	6,225
3.01%, 6/15/50, Series 2020	33,000	21,066
AECOM
5.13%, 3/15/27	41,000	40,984
AEP Texas, Inc.
3.80%, 10/1/47	147,000	104,484
AEP Transmission Co. LLC
3.15%, 9/15/49	23,000	14,951
2.75%, 8/15/51, Series N	32,000	18,869
4.50%, 6/15/52, Series O	24,000	19,529
AES Corp.
1.38%, 1/15/26	63,000	61,630
7.60%, 1/15/55, (7.60% fixed rate until 1/15/30; 5-year Constant Maturity Treasury Rate + 3.201% thereafter)(a)	39,000	39,451
Aetna, Inc.
6.63%, 6/15/36	79,000	83,460
4.75%, 3/15/44	155,000	127,750
Affiliated Managers Group, Inc.
3.30%, 6/15/30	24,000	22,403
5.50%, 8/20/34	47,000	46,117
Aflac, Inc.
1.13%, 3/15/26	28,000	27,283
2.88%, 10/15/26(b)	21,000	20,579
3.60%, 4/1/30	27,000	26,054
4.00%, 10/15/46	26,000	19,926
4.75%, 1/15/49	34,000	28,619
AG Issuer LLC
6.25%, 3/1/28(e)	37,000	37,038
AGCO Corp.
5.45%, 3/21/27	24,000	24,224
5.80%, 3/21/34	50,000	50,195
Agilent Technologies, Inc.
3.05%, 9/22/26	18,000	17,680
2.75%, 9/15/29	36,000	33,422
2.10%, 6/4/30	36,000	31,918
2.30%, 3/12/31	61,000	53,365
Agree LP
2.00%, 6/15/28(b)	21,000	19,501
2.90%, 10/1/30	70,000	63,545
4.80%, 10/1/32	22,000	21,373
2.60%, 6/15/33	22,000	17,963
5.63%, 6/15/34	40,000	40,429
AHS Hospital Corp.
2.78%, 7/1/51, Series 2021	9,000	5,436
AIG SunAmerica Global Financing X
6.90%, 3/15/32(e)	30,000	32,774
Air Lease Corp.
2.88%, 1/15/26	40,000	39,557
3.75%, 6/1/26	45,000	44,649
1.88%, 8/15/26	75,000	72,546
2.20%, 1/15/27	45,000	43,368
3.63%, 4/1/27	194,000	191,214
3.63%, 12/1/27	30,000	29,371
5.30%, 2/1/28	40,000	40,773
2.10%, 9/1/28	30,000	27,808
4.63%, 10/1/28	30,000	30,023
5.10%, 3/1/29	30,000	30,497
3.25%, 10/1/29	45,000	42,493
3.00%, 2/1/30	47,000	43,593
3.13%, 12/1/30	55,000	50,295
5.20%, 7/15/31	23,000	23,279
2.88%, 1/15/32	55,000	48,206
Air Products & Chemicals, Inc.
2.05%, 5/15/30	13,000	11,595
2.70%, 5/15/40	121,000	86,409
Aircastle Ltd.
4.25%, 6/15/26	40,000	39,717
2.85%, 1/26/28(e)	31,000	29,285
6.50%, 7/18/28(e)	27,000	28,018
5.95%, 2/15/29(e)	27,000	27,721
Alabama Power Co.
3.13%, 7/15/51	39,000	24,951
3.00%, 3/15/52	275,000	172,308
Albemarle Corp.
4.65%, 6/1/27(b)	40,000	39,543
5.05%, 6/1/32(b)	43,000	39,950
5.45%, 12/1/44	32,000	26,067
5.65%, 6/1/52	41,000	32,946
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 1/15/27(e)	56,000	55,494
5.88%, 2/15/28(e)	413,000	413,135
Alcon Finance Corp.
5.38%, 12/6/32(e)	200,000	202,471

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	$26,000	$25,637
4.50%, 7/30/29	72,000	70,961
4.70%, 7/1/30	32,000	31,417
4.90%, 12/15/30(b)	50,000	49,611
2.00%, 5/18/32	462,000	373,404
1.88%, 2/1/33	82,000	63,934
3.00%, 5/18/51	426,000	249,636
Alleghany Corp.
3.63%, 5/15/30	10,000	9,621
4.90%, 9/15/44	43,000	38,332
3.25%, 8/15/51	16,000	10,473
Allegion PLC
3.50%, 10/1/29	28,000	26,658
Allegion U.S. Holding Co., Inc.
3.55%, 10/1/27	24,000	23,415
5.41%, 7/1/32	42,000	42,674
5.60%, 5/29/34	28,000	28,278
Alliant Energy Finance LLC
4.25%, 6/15/28(e)	12,000	11,801
5.95%, 3/30/29(e)	10,000	10,392
3.60%, 3/1/32(e)	15,000	13,466
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
5.88%, 11/1/29(e)	51,000	50,053
Allied Universal Holdco LLC
7.88%, 2/15/31(e)	17,000	17,629
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 6/1/28(e)	200,000	191,258
Allina Health System
3.89%, 4/15/49, Series 2019	71,000	52,619
2.90%, 11/15/51, Series 2021	36,000	21,491
Allison Transmission, Inc.
4.75%, 10/1/27(e)	40,000	39,371
5.88%, 6/1/29(e)	20,000	20,122
3.75%, 1/30/31(e)	41,000	37,256
Allstate Corp.
0.75%, 12/15/25	35,000	34,321
3.28%, 12/15/26	34,000	33,423
1.45%, 12/15/30	45,000	38,005
5.25%, 3/30/33	55,000	55,720
5.35%, 6/1/33	25,000	25,488
5.55%, 5/9/35	50,000	51,233
5.95%, 4/1/36(b)	35,000	36,960
4.50%, 6/15/43	45,000	38,003
4.20%, 12/15/46	65,000	51,715
3.85%, 8/10/49	45,000	33,253
6.50%, 5/15/57, (6.50% fixed rate until 5/15/37; Secured Overnight Financing Rate + 2.12% thereafter)(a)	61,000	60,940
Ally Financial, Inc.
5.75%, 11/20/25	45,000	45,119
4.75%, 6/9/27	148,000	148,217
7.10%, 11/15/27	107,000	112,280
2.20%, 11/2/28	45,000	41,088
6.99%, 6/13/29, (6.992% fixed rate until 6/13/28; Secured Overnight Financing Rate + 3.26% thereafter)(a)	50,000	52,255
6.85%, 1/3/30, (6.848% fixed rate until 1/3/29; Secured Overnight Financing Rate + 2.82% thereafter)(a)	70,000	73,175
8.00%, 11/1/31	128,000	142,982
8.00%, 11/1/31	143,000	160,110
6.70%, 2/14/33	20,000	20,334
Alpha Generation LLC
6.75%, 10/15/32(e)	40,000	40,854
Alphabet, Inc.
2.00%, 8/15/26	40,000	39,008
0.80%, 8/15/27(b)	20,000	18,666
1.10%, 8/15/30	46,000	39,332
1.90%, 8/15/40	26,000	17,018
2.05%, 8/15/50	50,000	27,202
2.25%, 8/15/60	40,000	20,932
Alta Equipment Group, Inc.
9.00%, 6/1/29(b)(e)	102,000	90,160
Altria Group, Inc.
4.80%, 2/14/29	441,000	442,782
5.80%, 2/14/39	335,000	331,728
5.38%, 1/31/44	555,000	511,923
4.00%, 2/4/61(b)	309,000	212,202
Amazon.com, Inc.
3.15%, 8/22/27	440,000	431,213
1.65%, 5/12/28	52,000	48,631
1.50%, 6/3/30	54,000	47,359
4.80%, 12/5/34	26,000	26,228
4.95%, 12/5/44	380,000	360,359
AMC Entertainment Holdings, Inc.
7.50%, 2/15/29(e)	83,000	64,964
AMC Networks, Inc.
4.25%, 2/15/29(b)	82,000	62,816
Amcor Finance USA, Inc.
3.63%, 4/28/26	36,000	35,646
4.50%, 5/15/28	31,000	30,827
5.63%, 5/26/33	36,000	36,717
Amcor Flexibles North America, Inc.
2.63%, 6/19/30	36,000	32,314
2.69%, 5/25/31(b)	57,000	50,364
Amentum Holdings, Inc.
7.25%, 8/1/32(e)	40,000	40,844
Ameren Corp.
3.65%, 2/15/26	20,000	19,865
5.70%, 12/1/26	65,000	66,039
1.95%, 3/15/27	30,000	28,746
1.75%, 3/15/28	30,000	27,827
5.00%, 1/15/29	45,000	45,536
3.50%, 1/15/31	55,000	51,360
Ameren Illinois Co.
3.80%, 5/15/28	30,000	29,675
1.55%, 11/15/30	10,000	8,569
3.85%, 9/1/32	10,000	9,320

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
4.95%, 6/1/33	$10,000	$9,963
4.15%, 3/15/46	20,000	16,058
3.70%, 12/1/47	33,000	24,247
4.50%, 3/15/49	20,000	16,492
3.25%, 3/15/50	20,000	13,185
2.90%, 6/15/51	38,000	23,138
5.90%, 12/1/52	15,000	15,048
5.55%, 7/1/54	41,000	39,055
American Airlines Pass-Through Trust
3.70%, 10/1/26, Series 2014-1, Class A	9,212	8,968
3.38%, 5/1/27, Series 2015-1, Class A	13,987	13,494
3.60%, 9/22/27, Series 2015-2, Class AA	9,178	8,872
3.58%, 1/15/28, Series 2016-1, Class AA	10,126	9,738
3.20%, 6/15/28, Series 2016-2, Class AA	45,324	42,902
3.00%, 10/15/28, Series 2016-3, Class AA	9,573	8,982
3.65%, 2/15/29, Series 2017-1, Class AA	9,840	9,433
3.35%, 10/15/29, Series 2017-2, Class AA	63,978	60,349
3.15%, 2/15/32, Series 2019-1, Class AA	24,776	22,508
2.88%, 7/11/34, Series 2021-1, Class A	15,587	13,561
American Airlines, Inc.
7.25%, 2/15/28(b)(e)	30,000	30,332
8.50%, 5/15/29(b)(e)	40,000	41,482
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 4/20/26(e)	23,333	23,313
5.75%, 4/20/29(e)	121,000	119,081
American Assets Trust LP
3.38%, 2/1/31	36,000	31,533
American Axle & Manufacturing, Inc.
6.50%, 4/1/27	93,000	92,744
6.88%, 7/1/28	35,000	34,821
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/28(e)	29,000	28,109
3.88%, 11/15/29(e)	25,000	23,345
American Electric Power Co., Inc.
3.25%, 3/1/50	36,000	22,785
3.88%, 2/15/62, (3.875% fixed rate until 2/15/27; 5-year Constant Maturity Treasury Rate + 2.675% thereafter)(a)	905,000	864,090
American Express Co.
4.90%, 2/13/26	90,000	90,211
3.13%, 5/20/26	80,000	79,076
1.65%, 11/4/26	80,000	76,999
5.65%, 4/23/27, (5.645% fixed rate until 4/23/26; Secured Overnight Financing Index + 0.75% thereafter)(a)	90,000	90,820
3.30%, 5/3/27	121,000	118,837
5.39%, 7/28/27, (5.389% fixed rate until 7/28/26; Secured Overnight Financing Rate + 0.97% thereafter)(a)	90,000	90,807
5.85%, 11/5/27	110,000	113,881
4.05%, 5/3/29	20,000	19,882
5.28%, 7/27/29, (5.282% fixed rate until 7/27/28; Secured Overnight Financing Index + 1.28% thereafter)(a)	110,000	112,550
5.53%, 4/25/30, (5.532% fixed rate until 4/25/29; Secured Overnight Financing Index + 1.09% thereafter)(a)	97,000	100,270
6.49%, 10/30/31, (6.489% fixed rate until 10/30/30; Secured Overnight Financing Rate + 1.94% thereafter)(a)	30,000	32,461
4.99%, 5/26/33, (4.989% fixed rate until 5/26/32; Secured Overnight Financing Rate + 2.255% thereafter)(a)	15,000	14,838
4.42%, 8/3/33, (4.42% fixed rate until 8/3/32; Secured Overnight Financing Rate + 1.76% thereafter)(a)	26,000	25,116
5.04%, 5/1/34, (5.043% fixed rate until 5/1/33; Secured Overnight Financing Rate + 1.835% thereafter)(a)	25,000	24,927
5.63%, 7/28/34, (5.625% fixed rate until 7/28/33; Secured Overnight Financing Rate + 1.93% thereafter)(a)	10,000	10,130
5.92%, 4/25/35, (5.915% fixed rate until 4/25/34; Secured Overnight Financing Rate + 1.63% thereafter)(a)	10,000	10,325
4.05%, 12/3/42	45,000	37,379
American Express Credit Corp.
3.30%, 5/3/27	125,000	122,887
American Financial Group, Inc.
5.25%, 4/2/30	22,000	22,550
4.50%, 6/15/47	55,000	43,402
American Homes 4 Rent LP
4.25%, 2/15/28	30,000	29,653
4.90%, 2/15/29	25,000	25,142
2.38%, 7/15/31	30,000	25,757
3.63%, 4/15/32	43,000	39,083
5.50%, 2/1/34	45,000	44,957
3.38%, 7/15/51	25,000	16,005
4.30%, 4/15/52	50,000	37,878
American Honda Finance Corp.
4.90%, 3/12/27	151,000	151,966
4.70%, 1/12/28	136,000	136,632
3.50%, 2/15/28	37,000	36,031
2.00%, 3/24/28	55,000	51,370
5.13%, 7/7/28	59,000	59,972
5.65%, 11/15/28	59,000	60,975
2.25%, 1/12/29	40,000	36,832
4.90%, 3/13/29	55,000	55,472
4.60%, 4/17/30	14,000	13,910
5.85%, 10/4/30	10,000	10,469
1.80%, 1/13/31	11,000	9,322
American International Group, Inc.
4.20%, 4/1/28(b)	21,000	20,850
3.40%, 6/30/30	24,000	22,632
5.13%, 3/27/33	75,000	75,121
3.88%, 1/15/35	46,000	41,210
4.50%, 7/16/44	68,000	57,732
4.75%, 4/1/48	91,000	78,513
4.38%, 6/30/50	121,000	97,882

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
American National Group, Inc.
5.00%, 6/15/27	$29,000	$28,996
5.75%, 10/1/29	34,000	34,594
6.14%, 6/13/32(e)	20,000	20,141
American Tower Corp.
1.30%, 9/15/25	30,000	29,708
4.40%, 2/15/26	31,000	30,933
1.60%, 4/15/26	45,000	43,814
1.45%, 9/15/26	35,000	33,647
3.38%, 10/15/26	60,000	59,103
2.75%, 1/15/27	45,000	43,717
3.13%, 1/15/27	25,000	24,399
3.65%, 3/15/27	40,000	39,377
3.55%, 7/15/27	46,000	45,067
3.60%, 1/15/28	45,000	43,985
1.50%, 1/31/28	40,000	36,989
5.50%, 3/15/28	45,000	46,045
5.25%, 7/15/28	40,000	40,804
5.80%, 11/15/28	45,000	46,745
5.20%, 2/15/29	40,000	40,751
3.95%, 3/15/29	35,000	34,100
3.80%, 8/15/29	120,000	115,834
2.90%, 1/15/30	55,000	50,801
2.10%, 6/15/30	55,000	48,384
1.88%, 10/15/30	55,000	47,255
2.70%, 4/15/31	50,000	44,303
2.30%, 9/15/31	50,000	42,860
4.05%, 3/15/32(b)	45,000	42,508
5.65%, 3/15/33	55,000	56,535
5.55%, 7/15/33	60,000	61,082
5.90%, 11/15/33	56,000	58,425
5.45%, 2/15/34	45,000	45,504
3.70%, 10/15/49	55,000	38,869
3.10%, 6/15/50	95,000	60,158
2.95%, 1/15/51	95,000	58,273
American Transmission Systems, Inc.
2.65%, 1/15/32(e)	25,000	21,702
5.00%, 9/1/44(e)	16,000	14,226
American University
3.67%, 4/1/49, Series 2019	58,000	42,887
American Water Capital Corp.
2.95%, 9/1/27	35,000	33,968
3.75%, 9/1/28	39,000	38,298
3.45%, 6/1/29	40,000	38,426
2.80%, 5/1/30	36,000	33,057
2.30%, 6/1/31	40,000	34,773
4.45%, 6/1/32	55,000	53,553
5.15%, 3/1/34	50,000	49,960
6.59%, 10/15/37	70,000	76,782
4.30%, 12/1/42	45,000	37,685
4.30%, 9/1/45	30,000	24,786
4.00%, 12/1/46	69,000	53,251
3.75%, 9/1/47	68,000	50,434
4.20%, 9/1/48	70,000	55,191
4.15%, 6/1/49	50,000	38,820
3.45%, 5/1/50	45,000	30,853
3.25%, 6/1/51	50,000	32,905
5.45%, 3/1/54	65,000	61,158
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 5/20/27	138,000	134,991
Ameriprise Financial, Inc.
2.88%, 9/15/26	32,000	31,425
5.70%, 12/15/28	39,000	40,664
4.50%, 5/13/32	10,000	9,803
5.15%, 5/15/33	15,000	15,138
AmFam Holdings, Inc.
2.81%, 3/11/31(e)	35,000	29,446
3.83%, 3/11/51(e)	20,000	12,336
Amgen, Inc.
2.30%, 2/25/31	825,000	724,237
6.40%, 2/1/39	1,871,000	1,989,601
3.15%, 2/21/40	437,000	330,729
5.65%, 6/15/42	100,000	97,379
5.60%, 3/2/43	54,000	52,374
4.40%, 5/1/45	119,000	98,810
5.75%, 3/2/63	175,000	165,875
AMN Healthcare, Inc.
4.63%, 10/1/27(e)	20,000	19,367
4.00%, 4/15/29(e)	22,000	20,263
Amphenol Corp.
4.75%, 3/30/26	22,000	22,057
5.05%, 4/5/27	27,000	27,371
5.05%, 4/5/29	27,000	27,615
4.35%, 6/1/29	36,000	35,954
2.80%, 2/15/30	64,000	59,535
5.25%, 4/5/34	43,000	43,578
Amsted Industries, Inc.
4.63%, 5/15/30(e)	16,000	15,471
AmWINS Group, Inc.
4.88%, 6/30/29(e)	59,000	56,565
Analog Devices, Inc.
3.50%, 12/5/26	62,000	61,323
3.45%, 6/15/27	29,000	28,585
1.70%, 10/1/28	52,000	47,778
2.10%, 10/1/31	21,000	18,144
5.05%, 4/1/34	11,000	11,094
2.80%, 10/1/41	37,000	26,365
5.30%, 12/15/45	17,000	16,089
2.95%, 10/1/51	86,000	54,122
5.30%, 4/1/54	27,000	25,317
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 3/1/27(e)	27,000	27,030
5.75%, 1/15/28(e)	27,000	26,959
5.38%, 6/15/29(e)	31,000	30,751
6.63%, 2/1/32(e)	89,000	91,103
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 4/15/30(b)(e)	27,000	24,675

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75%, 1/15/29(e)	$24,000	$19,790
5.25%, 4/15/30(e)	19,000	14,795
Aon Corp.
4.50%, 12/15/28	20,000	20,040
3.75%, 5/2/29	55,000	53,449
2.80%, 5/15/30	111,000	101,756
6.25%, 9/30/40	25,000	26,101
Aon Corp./Aon Global Holdings PLC
2.85%, 5/28/27	35,000	34,005
2.05%, 8/23/31	30,000	25,569
2.60%, 12/2/31	35,000	30,641
5.00%, 9/12/32	35,000	35,151
5.35%, 2/28/33	55,000	55,951
2.90%, 8/23/51	55,000	32,872
3.90%, 2/28/52	80,000	57,560
Aon Global Ltd.
3.88%, 12/15/25	45,000	44,876
4.60%, 6/14/44	50,000	41,991
4.75%, 5/15/45	55,000	47,067
Aon North America, Inc.
5.13%, 3/1/27	35,000	35,380
5.15%, 3/1/29	60,000	61,231
5.30%, 3/1/31	45,000	46,173
5.45%, 3/1/34	125,000	126,620
5.75%, 3/1/54	180,000	172,528
APA Corp.
4.38%, 10/15/28(e)	20,000	19,216
4.25%, 1/15/30(e)	37,000	34,670
6.00%, 1/15/37(e)	40,000	36,028
5.25%, 2/1/42(e)	15,000	11,823
4.75%, 4/15/43(e)	7,000	5,172
5.35%, 7/1/49(e)	35,000	26,717
APi Group DE, Inc.
4.13%, 7/15/29(e)	14,000	13,277
4.75%, 10/15/29(e)	11,000	10,716
Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/29(e)	20,000	18,714
Apollo Debt Solutions BDC
6.90%, 4/13/29	41,000	42,528
6.70%, 7/29/31	42,000	43,190
Apollo Global Management, Inc.
6.38%, 11/15/33	10,000	10,749
Apollo Management Holdings LP
4.40%, 5/27/26(e)	20,000	19,964
4.87%, 2/15/29(e)	28,000	28,095
2.65%, 6/5/30(e)	20,000	18,067
Appalachian Power Co.
7.00%, 4/1/38	515,000	564,885
4.45%, 6/1/45	309,000	244,418
Apple, Inc.
3.25%, 2/23/26	67,000	66,454
3.35%, 2/9/27	412,000	407,263
1.20%, 2/8/28	51,000	47,327
1.65%, 5/11/30	36,000	31,831
2.38%, 2/8/41	309,000	211,945
3.85%, 5/4/43	412,000	337,827
2.65%, 5/11/50	291,000	177,848
Applied Materials, Inc.
3.30%, 4/1/27	206,000	202,947
4.35%, 4/1/47	49,000	40,844
2.75%, 6/1/50	131,000	79,892
AppLovin Corp.
5.13%, 12/1/29	72,000	72,564
5.38%, 12/1/31	72,000	72,766
5.50%, 12/1/34	88,000	88,041
5.95%, 12/1/54	48,000	45,886
Aptiv Swiss Holdings Ltd.
4.35%, 3/15/29	20,000	19,562
3.25%, 3/1/32(b)	55,000	48,330
4.40%, 10/1/46	25,000	18,398
5.40%, 3/15/49	30,000	24,987
3.10%, 12/1/51	135,000	77,469
4.15%, 5/1/52	90,000	62,083
Aramark Services, Inc.
5.00%, 2/1/28(e)	47,000	46,570
Arch Capital Finance LLC
4.01%, 12/15/26	30,000	29,755
5.03%, 12/15/46	40,000	34,965
Arch Capital Group Ltd.
7.35%, 5/1/34	25,000	28,494
3.64%, 6/30/50	90,000	63,715
Arch Capital Group U.S., Inc.
5.14%, 11/1/43	45,000	40,643
Archer-Daniels-Midland Co.
2.90%, 3/1/32	15,000	13,367
4.50%, 8/15/33	10,000	9,648
5.38%, 9/15/35	19,000	19,410
4.54%, 3/26/42	55,000	48,284
4.02%, 4/16/43	20,000	16,179
3.75%, 9/15/47	22,000	16,280
4.50%, 3/15/49	33,000	27,372
2.70%, 9/15/51	108,000	63,984
Arches Buyer, Inc.
4.25%, 6/1/28(e)	39,000	36,786
6.13%, 12/1/28(e)	20,000	18,317
Archrock Partners LP/Archrock Partners Finance Corp.
6.88%, 4/1/27(e)	8,000	8,033
6.25%, 4/1/28(e)	33,000	33,075
Arcosa, Inc.
4.38%, 4/15/29(e)	16,000	15,267
6.88%, 8/15/32(e)	24,000	24,684
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.00%, 6/15/27(e)	200,000	200,759
Ares Capital Corp.
2.88%, 6/15/28	514,000	480,143

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
Ares Finance Co. II LLC
3.25%, 6/15/30(e)	$16,000	$14,779
Ares Finance Co. III LLC
4.13%, 6/30/51, (4.125% fixed rate until 6/30/26; 5-year Constant Maturity Treasury Rate + 3.237% thereafter)(a)(e)	18,000	17,584
Ares Finance Co. IV LLC
3.65%, 2/1/52(e)	20,000	13,509
Ares Management Corp.
6.38%, 11/10/28	30,000	31,630
Ares Strategic Income Fund
6.35%, 8/15/29(b)	50,000	50,681
Aretec Group, Inc.
7.50%, 4/1/29(e)	36,000	35,956
10.00%, 8/15/30(e)	29,000	31,667
Arizona Public Service Co.
2.95%, 9/15/27	204,000	197,238
4.35%, 11/15/45	22,000	17,532
3.35%, 5/15/50	350,000	230,129
Arko Corp.
5.13%, 11/15/29(e)	18,000	15,032
Arrow Electronics, Inc.
3.88%, 1/12/28	30,000	29,365
2.95%, 2/15/32	36,000	30,818
5.88%, 4/10/34	36,000	36,426
Arsenal AIC Parent LLC
8.00%, 10/1/30(e)	29,000	30,495
11.50%, 10/1/31(e)	20,000	22,289
Artera Services LLC
8.50%, 2/15/31(e)	25,000	21,394
Arthur J Gallagher & Co.
2.40%, 11/9/31	30,000	25,969
5.50%, 3/2/33	25,000	25,486
6.50%, 2/15/34	30,000	32,425
5.45%, 7/15/34	45,000	45,492
3.50%, 5/20/51	75,000	50,645
3.05%, 3/9/52	30,000	18,329
5.75%, 3/2/53(b)	55,000	52,672
6.75%, 2/15/54	261,000	282,455
5.75%, 7/15/54	55,000	52,484
Asbury Automotive Group, Inc.
4.63%, 11/15/29(e)	96,000	91,449
Ascension Health
2.53%, 11/15/29, Series B	18,000	16,614
3.11%, 11/15/39, Series B	12,000	9,176
3.95%, 11/15/46	35,000	27,441
4.85%, 11/15/53	72,000	63,269
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 6/30/29(e)	45,000	45,013
Ashland, Inc.
3.38%, 9/1/31(e)	44,000	38,032
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.63%, 1/15/28(e)	10,000	10,052
4.63%, 8/1/29(e)	14,000	13,303
4.63%, 4/1/30(e)	18,000	16,905
ASP Unifrax Holdings, Inc.
7.10%, 9/30/29, PIK(e)	79,493	32,883
Assurant, Inc.
4.90%, 3/27/28	18,000	18,033
3.70%, 2/22/30	25,000	23,513
2.65%, 1/15/32	25,000	20,957
7.00%, 3/27/48, (7.00% fixed rate until 3/27/28; Secured Overnight Financing Rate + 4.135% thereafter)(a)	17,000	17,323
Assured Guaranty U.S. Holdings, Inc.
6.13%, 9/15/28	22,000	22,975
3.15%, 6/15/31	38,000	34,620
3.60%, 9/15/51(b)	49,000	32,202
AssuredPartners, Inc.
5.63%, 1/15/29(e)	23,000	22,998
7.50%, 2/15/32(e)	20,000	21,461
AT&T, Inc.
2.55%, 12/1/33	1,365,000	1,123,562
4.50%, 5/15/35	327,000	307,570
5.25%, 3/1/37	95,000	93,123
5.35%, 9/1/40	11,000	10,449
3.50%, 6/1/41	589,000	451,257
5.55%, 8/15/41	995,000	961,508
5.15%, 3/15/42	89,000	81,043
4.30%, 12/15/42	15,000	12,426
3.10%, 2/1/43	60,000	42,068
5.15%, 11/15/46	385,000	348,075
3.65%, 6/1/51	412,000	286,675
3.50%, 9/15/53	679,000	451,530
3.55%, 9/15/55	680,000	450,044
3.80%, 12/1/57	509,000	348,942
AthenaHealth Group, Inc.
6.50%, 2/15/30(e)	209,000	201,438
Athene Holding Ltd.
3.95%, 5/25/51	423,000	288,920
3.45%, 5/15/52	40,000	24,665
ATI, Inc.
5.88%, 12/1/27	31,000	31,018
4.88%, 10/1/29	13,000	12,615
7.25%, 8/15/30	17,000	17,833
5.13%, 10/1/31	24,000	23,222
Atkore, Inc.
4.25%, 6/1/31(e)	16,000	14,547
Atlantic City Electric Co.
4.00%, 10/15/28	19,000	18,818
2.30%, 3/15/31	7,000	6,148
Atlassian Corp.
5.25%, 5/15/29	30,000	30,604
5.50%, 5/15/34	35,000	35,366
Atmos Energy Corp.
2.63%, 9/15/29	110,000	102,325
2.85%, 2/15/52	316,000	189,343
Autodesk, Inc.
3.50%, 6/15/27	30,000	29,479
2.85%, 1/15/30	96,000	89,091

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
2.40%, 12/15/31	$71,000	$61,300
AutoNation, Inc.
3.85%, 3/1/32	137,000	123,918
AutoZone, Inc.
3.13%, 4/21/26	25,000	24,714
5.05%, 7/15/26	30,000	30,166
3.75%, 6/1/27	35,000	34,571
4.50%, 2/1/28	30,000	30,091
6.25%, 11/1/28	30,000	31,698
3.75%, 4/18/29	30,000	29,111
4.00%, 4/15/30	55,000	53,364
1.65%, 1/15/31	45,000	38,146
4.75%, 8/1/32	55,000	54,009
4.75%, 2/1/33	40,000	38,917
5.20%, 8/1/33	20,000	20,040
6.55%, 11/1/33	35,000	38,074
AvalonBay Communities, Inc.
3.30%, 6/1/29	182,000	174,049
2.45%, 1/15/31	6,000	5,334
2.05%, 1/15/32	14,000	11,888
3.90%, 10/15/46	17,000	13,046
4.35%, 4/15/48	15,000	12,146
Avantor Funding, Inc.
4.63%, 7/15/28(e)	63,000	61,454
3.88%, 11/1/29(e)	33,000	30,854
Avery Dennison Corp.
4.88%, 12/6/28	223,000	225,180
2.65%, 4/30/30	36,000	32,611
2.25%, 2/15/32	36,000	30,038
5.75%, 3/15/33	29,000	29,736
Avianca Midco 2 PLC
9.00%, 12/1/28(e)	45,000	41,731
Aviation Capital Group LLC
4.88%, 10/1/25(e)	12,000	12,001
1.95%, 1/30/26(e)	31,000	30,396
1.95%, 9/20/26(e)	31,000	29,836
3.50%, 11/1/27(e)	31,000	30,001
6.25%, 4/15/28(e)	25,000	25,831
6.75%, 10/25/28(e)	30,000	31,712
6.38%, 7/15/30(e)	20,000	21,012
Avient Corp.
7.13%, 8/1/30(e)	30,000	30,937
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 7/15/27(e)	14,000	13,827
5.75%, 7/15/27(e)	16,000	15,811
4.75%, 4/1/28(b)(e)	20,000	19,171
5.38%, 3/1/29(b)(e)	25,000	23,589
8.00%, 2/15/31(e)	20,000	20,251
Avista Corp.
4.35%, 6/1/48	20,000	15,814
4.00%, 4/1/52	22,000	15,697
Avnet, Inc.
4.63%, 4/15/26	34,000	33,948
6.25%, 3/15/28	30,000	30,995
3.00%, 5/15/31	21,000	18,564
5.50%, 6/1/32	21,000	20,685
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.75%, 6/15/27(e)	150,000	148,753
AXIS Specialty Finance LLC
3.90%, 7/15/29	22,000	21,179
4.90%, 1/15/40, (4.90% fixed rate until 1/15/30; 5-year Constant Maturity Treasury Rate + 3.186% thereafter)(a)	30,000	28,496
AXIS Specialty Finance PLC
4.00%, 12/6/27(b)	21,000	20,653
B&G Foods, Inc.
5.25%, 9/15/27	22,000	19,346
8.00%, 9/15/28(e)	22,000	20,802
Baker Hughes Holdings LLC
5.13%, 9/15/40	75,000	70,482
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26	33,000	31,863
3.34%, 12/15/27	74,000	72,397
3.14%, 11/7/29	11,000	10,372
4.49%, 5/1/30	10,000	9,901
4.08%, 12/15/47	88,000	66,336
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 5/15/31(e)	25,000	25,788
Ball Corp.
4.88%, 3/15/26	10,000	10,007
6.88%, 3/15/28	30,000	30,741
6.00%, 6/15/29	40,000	40,847
2.88%, 8/15/30	52,000	46,129
3.13%, 9/15/31	55,000	48,306
Baltimore Gas & Electric Co.
2.40%, 8/15/26	19,000	18,569
2.25%, 6/15/31	12,000	10,531
5.30%, 6/1/34	8,000	8,079
6.35%, 10/1/36	26,000	27,878
3.50%, 8/15/46	33,000	23,568
3.75%, 8/15/47	45,000	33,143
4.25%, 9/15/48	20,000	15,859
3.20%, 9/15/49	46,000	30,195
2.90%, 6/15/50	26,000	15,890
4.55%, 6/1/52	33,000	26,899
5.40%, 6/1/53	46,000	42,506
5.65%, 6/1/54	26,000	25,050
Bank of America Corp.
4.45%, 3/3/26	161,000	160,776
3.50%, 4/19/26	412,000	408,599
4.25%, 10/22/26	795,000	791,977
3.82%, 1/20/28, (3.824% fixed rate until 1/20/27; 3-month Secured Overnight Financing Rate + 1.837% thereafter)(a)	421,000	415,529
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	1,335,000	1,295,634

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
2.59%, 4/29/31, (2.592% fixed rate until 4/29/30; Secured Overnight Financing Rate + 2.15% thereafter)(a)	$825,000	$744,882
2.69%, 4/22/32, (2.687% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.32% thereafter)(a)	331,000	292,604
4.08%, 4/23/40, (4.078% fixed rate until 4/23/39; 3-month Secured Overnight Financing Rate + 1.582% thereafter)(a)	455,000	386,613
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(a)	1,005,000	701,911
5.88%, 2/7/42	251,000	257,651
5.00%, 1/21/44	215,000	198,401
4.75%, 4/21/45, Series L	150,000	129,600
4.33%, 3/15/50, (4.33% fixed rate until 3/15/49; 3-month Secured Overnight Financing Rate + 1.782% thereafter)(a)	186,000	150,661
4.08%, 3/20/51, (4.083% fixed rate until 3/20/50; 3-month Secured Overnight Financing Rate + 3.412% thereafter)(a)	394,000	304,615
2.83%, 10/24/51, (2.831% fixed rate until 10/24/50; Secured Overnight Financing Rate + 1.88% thereafter)(a)	65,000	39,369
3.48%, 3/13/52, Series N, (3.483% fixed rate until 3/13/51; Secured Overnight Financing Rate + 1.65% thereafter)(a)	65,000	45,029
2.97%, 7/21/52, (2.972% fixed rate until 7/21/51; Secured Overnight Financing Rate + 1.56% thereafter)(a)	221,000	138,025
Bank of America NA
6.00%, 10/15/36	616,000	639,282
Bank of New York Mellon Corp.
2.45%, 8/17/26	15,000	14,677
1.05%, 10/15/26	10,000	9,576
3.25%, 5/16/27	15,000	14,746
3.44%, 2/7/28, (3.442% fixed rate until 2/7/27; 3-month Secured Overnight Financing Rate + 1.331% thereafter)(a)	20,000	19,713
3.00%, 10/30/28	166,000	158,563
3.30%, 8/23/29	15,000	14,299
4.98%, 3/14/30, (4.975% fixed rate until 3/14/29; Secured Overnight Financing Rate + 1.085% thereafter)(a)	73,000	74,267
1.65%, 1/28/31(b)	145,000	124,291
1.80%, 7/28/31	10,000	8,547
2.50%, 1/26/32	9,000	7,821
4.29%, 6/13/33, (4.289% fixed rate until 6/13/32; Secured Overnight Financing Rate + 1.418% thereafter)(a)	15,000	14,349
5.83%, 10/25/33, (5.834% fixed rate until 10/25/32; Secured Overnight Financing Index + 2.074% thereafter)(a)	31,000	32,480
4.97%, 4/26/34, Series J, (4.967% fixed rate until 4/26/33; Secured Overnight Financing Rate + 1.606% thereafter)(a)	21,000	20,794
6.47%, 10/25/34, (6.474% fixed rate until 10/25/33; Secured Overnight Financing Rate + 1.845% thereafter)(a)	6,000	6,531
BankUnited, Inc.
4.88%, 11/17/25	25,000	24,969
5.13%, 6/11/30	68,000	66,598
Banner Health
2.34%, 1/1/30	6,000	5,454
1.90%, 1/1/31	6,000	5,194
2.91%, 1/1/42	7,000	4,884
3.18%, 1/1/50, Series 2020	6,000	3,972
2.91%, 1/1/51	24,000	14,832
Baptist Healthcare System Obligated Group
3.54%, 8/15/50, Series 20B	44,000	29,006
Basin Electric Power Cooperative
4.75%, 4/26/47(e)	36,000	29,623
Bath & Body Works, Inc.
6.63%, 10/1/30(e)	132,000	135,002
7.60%, 7/15/37	55,000	55,634
Bausch & Lomb Corp.
8.38%, 10/1/28(e)	57,000	59,232
Bausch Health Cos., Inc.
4.88%, 6/1/28(e)	203,000	166,526
6.25%, 2/15/29(e)	187,000	123,451
5.25%, 2/15/31(e)	100,000	53,400
Baxalta, Inc.
5.25%, 6/23/45	614,000	559,747
Baxter International, Inc.
2.60%, 8/15/26	45,000	43,964
1.92%, 2/1/27	90,000	86,091
2.27%, 12/1/28	75,000	69,249
3.95%, 4/1/30	35,000	33,874
1.73%, 4/1/31	45,000	37,886
3.50%, 8/15/46	65,000	44,646
3.13%, 12/1/51	146,000	89,982
Bayer Corp.
6.65%, 2/15/28(e)	245,000	255,324
Baylor Scott & White Holdings
1.78%, 11/15/30, Series 2021	6,000	5,175
4.19%, 11/15/45	77,000	62,440
3.97%, 11/15/46	8,000	6,246
2.84%, 11/15/50, Series 2021	18,000	11,023
BCPE Ulysses Intermediate, Inc.
7.75%, 4/1/27, PIK(e)	16,000	15,198
Beazer Homes USA, Inc.
5.88%, 10/15/27	15,000	14,857
7.25%, 10/15/29	14,000	13,892
7.50%, 3/15/31(e)	10,000	9,825
Becton Dickinson & Co.
4.69%, 2/13/28	50,000	50,221
4.87%, 2/8/29	40,000	40,278
5.08%, 6/7/29	37,000	37,562
2.82%, 5/20/30	55,000	50,270
1.96%, 2/11/31	71,000	60,928
4.30%, 8/22/32	35,000	33,332
5.11%, 2/8/34	35,000	34,527

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
4.69%, 12/15/44	$90,000	$76,168
4.67%, 6/6/47	135,000	112,555
3.79%, 5/20/50	50,000	35,912
BellRing Brands, Inc.
7.00%, 3/15/30(e)	34,000	35,364
Belo Corp.
7.75%, 6/1/27	8,000	8,281
7.25%, 9/15/27	10,000	10,281
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	33,000	32,137
3.70%, 7/15/30	22,000	21,182
1.65%, 5/15/31	10,000	8,405
6.13%, 4/1/36	439,000	462,842
5.95%, 5/15/37	36,000	37,641
2.85%, 5/15/51	85,000	50,317
Berkshire Hathaway Finance Corp.
4.20%, 8/15/48	209,000	171,626
4.25%, 1/15/49	29,000	24,025
2.85%, 10/15/50	35,000	22,017
Berkshire Hathaway, Inc.
3.13%, 3/15/26	99,000	97,992
Berry Global, Inc.
4.88%, 7/15/26(e)	25,000	24,942
1.65%, 1/15/27(b)	84,000	80,052
5.50%, 4/15/28	30,000	30,555
5.80%, 6/15/31	56,000	58,214
5.65%, 1/15/34	57,000	57,488
Best Buy Co., Inc.
4.45%, 10/1/28	171,000	170,976
Biogen, Inc.
2.25%, 5/1/30	105,000	93,181
5.20%, 9/15/45	100,000	87,920
3.15%, 5/1/50	135,000	82,333
3.25%, 2/15/51	65,000	40,118
Bio-Rad Laboratories, Inc.
3.30%, 3/15/27	24,000	23,432
3.70%, 3/15/32	57,000	51,845
Black Hills Corp.
3.15%, 1/15/27	25,000	24,418
5.95%, 3/15/28	22,000	22,769
3.05%, 10/15/29	29,000	26,963
2.50%, 6/15/30	29,000	25,825
4.35%, 5/1/33	29,000	27,003
6.15%, 5/15/34	41,000	42,241
6.00%, 1/15/35	31,000	31,650
4.20%, 9/15/46	27,000	20,995
3.88%, 10/15/49	38,000	26,985
BlackRock Funding, Inc.
4.60%, 7/26/27	16,000	16,139
4.70%, 3/14/29	10,000	10,165
5.00%, 3/14/34	20,000	20,212
4.90%, 1/8/35	10,000	9,969
5.25%, 3/14/54	31,000	29,050
5.35%, 1/8/55	24,000	22,821
Blackrock, Inc.
3.20%, 3/15/27	14,000	13,783
3.25%, 4/30/29	20,000	19,334
2.40%, 4/30/30	20,000	18,261
1.90%, 1/28/31	25,000	21,774
2.10%, 2/25/32	20,000	17,047
4.75%, 5/25/33	25,000	25,007
Blackstone Holdings Finance Co. LLC
6.20%, 4/22/33(b)(e)	360,000	380,105
Blackstone Private Credit Fund
2.63%, 12/15/26	75,000	72,278
3.25%, 3/15/27	61,000	59,004
7.30%, 11/27/28	30,000	31,776
4.00%, 1/15/29	40,000	38,025
6.25%, 1/25/31	35,000	35,709
Blackstone Secured Lending Fund
2.75%, 9/16/26	97,000	94,064
Block Financial LLC
5.25%, 10/1/25	21,000	21,015
2.50%, 7/15/28	30,000	27,967
3.88%, 8/15/30	77,000	72,533
Block, Inc.
2.75%, 6/1/26	41,000	40,007
3.50%, 6/1/31	41,000	37,060
6.50%, 5/15/32	82,000	83,973
Blue Owl Capital Corp.
3.40%, 7/15/26	114,000	111,639
2.88%, 6/11/28	101,000	93,255
Blue Owl Credit Income Corp.
3.13%, 9/23/26	22,000	21,287
4.70%, 2/8/27	31,000	30,664
7.75%, 9/16/27	37,000	38,563
7.95%, 6/13/28	40,000	42,351
7.75%, 1/15/29	34,000	35,961
6.65%, 3/15/31	54,000	54,993
Blue Owl Finance LLC
3.13%, 6/10/31	151,000	131,974
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 7/15/26(e)	12,000	12,046
7.00%, 7/15/29(e)	20,000	20,671
7.25%, 7/15/32(e)	20,000	20,788
Boardwalk Pipelines LP
5.95%, 6/1/26	34,000	34,284
4.45%, 7/15/27	31,000	30,909
4.80%, 5/3/29	36,000	36,138
3.40%, 2/15/31	36,000	32,930
3.60%, 9/1/32	36,000	32,018
5.63%, 8/1/34	54,000	53,496
Boeing Co.
5.04%, 5/1/27	412,000	414,591
5.15%, 5/1/30	683,000	689,421
3.50%, 3/1/39	495,000	373,173
6.86%, 5/1/54	348,000	371,746
5.93%, 5/1/60	1,026,000	951,524
Boise Cascade Co.
4.88%, 7/1/30(e)	16,000	15,488

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
Bon Secours Mercy Health, Inc.
3.46%, 6/1/30	$11,000	$10,450
Booking Holdings, Inc.
4.63%, 4/13/30	80,000	80,443
Boost Newco Borrower LLC
7.50%, 1/15/31(e)	200,000	211,746
BorgWarner, Inc.
2.65%, 7/1/27	252,000	242,133
4.38%, 3/15/45	41,000	32,732
Boston Properties LP
4.50%, 12/1/28	62,000	61,163
3.40%, 6/21/29	53,000	49,754
2.90%, 3/15/30	409,000	370,668
2.55%, 4/1/32	147,000	121,674
Boston Scientific Corp.
4.00%, 3/1/28	20,000	19,936
6.50%, 11/15/35	30,000	33,181
4.55%, 3/1/39	40,000	36,939
7.38%, 1/15/40	25,000	29,545
4.70%, 3/1/49	60,000	52,542
Boyd Gaming Corp.
4.75%, 12/1/27	41,000	40,422
4.75%, 6/15/31(e)	77,000	72,332
Boyne USA, Inc.
4.75%, 5/15/29(e)	28,000	27,041
BP Capital Markets America, Inc.
3.94%, 9/21/28	412,000	406,058
3.63%, 4/6/30	155,000	149,006
1.75%, 8/10/30	20,000	17,375
4.81%, 2/13/33	350,000	344,072
5.23%, 11/17/34	33,000	32,949
3.06%, 6/17/41	89,000	64,102
3.00%, 2/24/50	109,000	68,396
2.77%, 11/10/50	98,000	58,266
3.38%, 2/8/61	132,000	82,163
Brand Industrial Services, Inc.
10.38%, 8/1/30(e)	55,000	49,430
Brandywine Operating Partnership LP
3.95%, 11/15/27	18,000	17,208
8.30%, 3/15/28	51,000	53,519
Bread Financial Holdings, Inc.
9.75%, 3/15/29(e)	37,000	39,442
Brighthouse Financial, Inc.
5.63%, 5/15/30	399,000	406,441
Brightline East LLC
11.00%, 1/31/30(e)	200,000	144,249
Brink's Co.
4.63%, 10/15/27(e)	55,000	54,300
Bristol-Myers Squibb Co.
1.13%, 11/13/27	73,000	67,938
3.90%, 2/20/28	412,000	409,164
4.13%, 6/15/39	976,000	847,867
4.55%, 2/20/48	167,000	140,077
2.55%, 11/13/50	98,000	55,538
3.90%, 3/15/62	129,000	89,811
5.65%, 2/22/64	210,000	199,230
Brixmor Operating Partnership LP
4.13%, 6/15/26	35,000	34,828
3.90%, 3/15/27	25,000	24,679
2.25%, 4/1/28	20,000	18,749
4.13%, 5/15/29	55,000	53,558
4.05%, 7/1/30	57,000	54,666
2.50%, 8/16/31	35,000	30,130
5.50%, 2/15/34	30,000	29,925
5.75%, 2/15/35	31,000	31,362
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 1/15/28	49,000	47,964
Broadcom, Inc.
5.05%, 7/12/27	78,000	79,029
1.95%, 2/15/28(e)	47,000	44,147
4.15%, 2/15/28	50,000	49,759
4.00%, 4/15/29(e)	25,000	24,555
4.75%, 4/15/29	103,000	103,802
5.05%, 7/12/29	129,000	131,374
4.35%, 2/15/30	108,000	106,757
5.00%, 4/15/30	470,000	477,391
4.15%, 11/15/30	133,000	129,726
2.45%, 2/15/31(e)	136,000	120,292
4.30%, 11/15/32	178,000	170,537
3.14%, 11/15/35(e)	1,630,000	1,351,283
4.93%, 5/15/37(e)	434,000	414,280
3.75%, 2/15/51(e)	44,000	31,913
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	30,000	29,562
2.90%, 12/1/29	54,000	49,974
2.60%, 5/1/31	72,000	63,481
BroadStreet Partners, Inc.
5.88%, 4/15/29(e)	34,000	33,465
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
5.75%, 5/15/26(e)	27,000	26,765
4.50%, 4/1/27(e)	21,000	20,409
Brown & Brown, Inc.
2.38%, 3/15/31	306,000	265,335
Brown-Forman Corp.
4.75%, 4/15/33(b)	13,000	12,874
4.00%, 4/15/38	16,000	13,798
4.50%, 7/15/45	27,000	22,947
Brunswick Corp.
5.85%, 3/18/29(b)	136,000	138,307
2.40%, 8/18/31	136,000	112,248
4.40%, 9/15/32(b)	32,000	29,002
5.10%, 4/1/52	27,000	20,032
Buckeye Partners LP
3.95%, 12/1/26	25,000	24,571
4.13%, 12/1/27	22,000	21,419
4.50%, 3/1/28(e)	21,000	20,557
5.85%, 11/15/43	27,000	22,918
5.60%, 10/15/44	12,000	9,888

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
Builders FirstSource, Inc.
5.00%, 3/1/30(e)	$23,000	$22,342
4.25%, 2/1/32(e)	54,000	49,022
6.38%, 6/15/32(b)(e)	29,000	29,296
6.38%, 3/1/34(e)	41,000	40,959
Bunge Ltd. Finance Corp.
3.25%, 8/15/26	43,000	42,353
3.75%, 9/25/27	37,000	36,434
2.75%, 5/14/31	72,000	64,460
Burford Capital Global Finance LLC
6.25%, 4/15/28(e)	200,000	199,514
Burlington Northern Santa Fe LLC
4.55%, 9/1/44	535,000	463,730
3.55%, 2/15/50	166,000	119,187
3.05%, 2/15/51	38,000	24,545
3.30%, 9/15/51	274,000	184,948
2.88%, 6/15/52	196,000	120,244
4.45%, 1/15/53	75,000	62,057
5.50%, 3/15/55	85,000	82,392
Burlington Resources LLC
7.20%, 8/15/31	9,000	10,136
5.95%, 10/15/36	40,000	41,268
BWX Technologies, Inc.
4.13%, 6/30/28(e)	16,000	15,594
4.13%, 4/15/29(e)	16,000	15,343
Cable One, Inc.
4.00%, 11/15/30(b)(e)	27,000	20,964
Cabot Corp.
4.00%, 7/1/29	21,000	20,322
5.00%, 6/30/32	28,000	27,483
Caesars Entertainment, Inc.
6.50%, 2/15/32(e)	61,000	61,550
California Institute of Technology
4.32%, 8/1/45	8,000	6,717
4.70%, 11/1/11	17,000	13,479
3.65%, 9/1/19	10,000	6,146
California Resources Corp.
7.13%, 2/1/26(e)	6,000	6,004
8.25%, 6/15/29(e)	25,000	25,104
Calpine Corp.
4.50%, 2/15/28(e)	52,000	51,056
5.13%, 3/15/28(e)	58,000	57,544
4.63%, 2/1/29(e)	27,000	26,316
5.00%, 2/1/31(e)	35,000	33,965
3.75%, 3/1/31(e)	37,000	34,386
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 1/15/27(e)	73,000	70,561
9.75%, 7/15/28(e)	45,000	43,516
Camden Property Trust
5.85%, 11/3/26	35,000	35,629
4.10%, 10/15/28	28,000	27,739
3.15%, 7/1/29	12,000	11,377
2.80%, 5/15/30	15,000	13,758
4.90%, 1/15/34	8,000	7,864
3.35%, 11/1/49	15,000	10,339
Camelot Return Merger Sub, Inc.
8.75%, 8/1/28(e)	29,000	25,745
Cameron LNG LLC
2.90%, 7/15/31(e)	33,000	29,503
3.30%, 1/15/35(e)	34,000	28,582
3.40%, 1/15/38(e)	122,000	102,991
3.70%, 1/15/39(e)	37,000	30,851
Campbell Soup Co.
5.30%, 3/20/26	25,000	25,120
5.20%, 3/19/27	30,000	30,362
4.15%, 3/15/28	60,000	59,527
5.20%, 3/21/29	35,000	35,630
2.38%, 4/24/30	35,000	31,305
5.40%, 3/21/34	70,000	69,882
4.80%, 3/15/48	65,000	55,484
3.13%, 4/24/50	45,000	28,381
Capital One Financial Corp.
3.65%, 5/11/27	62,000	61,013
7.15%, 10/29/27, (7.149% fixed rate until 10/29/26; Secured Overnight Financing Rate + 2.44% thereafter)(a)	45,000	46,439
1.88%, 11/2/27, (1.878% fixed rate until 11/2/26; Secured Overnight Financing Rate + 0.855% thereafter)(a)	175,000	168,311
3.80%, 1/31/28	85,000	83,352
4.93%, 5/10/28, (4.927% fixed rate until 5/10/27; Secured Overnight Financing Rate + 2.057% thereafter)(a)	95,000	95,305
5.47%, 2/1/29, (5.468% fixed rate until 2/1/28; Secured Overnight Financing Rate + 2.08% thereafter)(a)	60,000	61,077
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(a)	210,000	218,754
5.70%, 2/1/30, (5.70% fixed rate until 2/1/29; Secured Overnight Financing Rate + 1.905% thereafter)(a)	84,000	86,202
3.27%, 3/1/30, (3.273% fixed rate until 3/1/29; Secured Overnight Financing Rate + 1.79% thereafter)(a)	100,000	94,431
5.25%, 7/26/30, (5.247% fixed rate until 7/26/29; Secured Overnight Financing Rate + 2.60% thereafter)(a)	65,000	65,651
7.62%, 10/30/31, (7.624% fixed rate until 10/30/30; Secured Overnight Financing Rate + 3.07% thereafter)(a)	125,000	139,430
2.36%, 7/29/32, (2.359% fixed rate until 7/29/31; Secured Overnight Financing Rate + 1.337% thereafter)(a)	70,000	57,985
2.62%, 11/2/32, (2.618% fixed rate until 11/2/31; Secured Overnight Financing Rate + 1.265% thereafter)(a)	35,000	29,937
5.27%, 5/10/33, (5.268% fixed rate until 5/10/32; Secured Overnight Financing Rate + 2.37% thereafter)(a)	80,000	79,198

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
5.82%, 2/1/34, (5.817% fixed rate until 2/1/33; Secured Overnight Financing Rate + 2.60% thereafter)(a)	$90,000	$91,135
6.38%, 6/8/34, (6.377% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.86% thereafter)(a)	125,000	130,766
6.05%, 2/1/35, (6.051% fixed rate until 2/1/34; Secured Overnight Financing Rate + 2.26% thereafter)(a)	70,000	71,876
6.18%, 1/30/36, (6.183% fixed rate until 1/30/35; Secured Overnight Financing Rate + 2.036% thereafter)(a)	208,000	206,349
Capstone Borrower, Inc.
8.00%, 6/15/30(e)	20,000	20,619
Cardinal Health, Inc.
3.75%, 9/15/25	30,000	29,955
3.41%, 6/15/27	75,000	73,544
5.13%, 2/15/29	40,000	40,763
5.45%, 2/15/34	35,000	35,374
4.60%, 3/15/43	30,000	24,970
4.50%, 11/15/44	30,000	24,456
4.90%, 9/15/45	40,000	34,227
4.37%, 6/15/47	50,000	39,652
Cargill, Inc.
4.88%, 10/10/25(e)	30,000	30,038
0.75%, 2/2/26(e)	20,000	19,514
4.50%, 6/24/26(e)	25,000	25,035
3.63%, 4/22/27(e)	20,000	19,763
3.25%, 5/23/29(e)	25,000	23,971
2.13%, 4/23/30(e)	30,000	26,891
1.70%, 2/2/31(e)	20,000	17,081
2.13%, 11/10/31(e)	40,000	34,316
4.00%, 6/22/32(e)	25,000	23,650
5.13%, 10/11/32(e)	20,000	20,214
4.75%, 4/24/33(e)	20,000	19,640
4.76%, 11/23/45(e)	25,000	21,809
3.88%, 5/23/49(e)	109,000	81,396
3.13%, 5/25/51(e)	30,000	19,235
4.38%, 4/22/52(e)	20,000	16,000
Carlisle Cos., Inc.
3.75%, 12/1/27	37,000	36,258
2.75%, 3/1/30	54,000	49,582
2.20%, 3/1/32	39,000	32,605
Carlyle Holdings II Finance LLC
5.63%, 3/30/43(e)	40,000	37,651
Carnival Corp.
5.75%, 3/1/27(e)	36,000	36,111
4.00%, 8/1/28(e)	222,000	214,940
Carrier Global Corp.
2.70%, 2/15/31	55,000	49,480
5.90%, 3/15/34	142,000	149,342
3.38%, 4/5/40	135,000	104,876
3.58%, 4/5/50	125,000	89,613
6.20%, 3/15/54	45,000	47,588
Carvana Co.
9.00%, 12/1/28, PIK(e)	38,261	39,368
9.00%, 6/1/30, PIK(e)	68,160	71,902
9.00%, 6/1/31, PIK(e)	87,012	100,986
Caterpillar Financial Services Corp.
5.05%, 2/27/26	60,000	60,346
0.90%, 3/2/26	55,000	53,641
4.35%, 5/15/26	90,000	89,976
2.40%, 8/9/26	20,000	19,561
1.15%, 9/14/26	35,000	33,652
4.45%, 10/16/26	41,000	41,132
1.70%, 1/8/27	35,000	33,738
4.50%, 1/8/27	35,000	35,146
5.00%, 5/14/27	88,000	89,275
3.60%, 8/12/27	50,000	49,352
1.10%, 9/14/27	55,000	51,291
4.40%, 10/15/27	36,000	36,123
4.85%, 2/27/29	45,000	45,804
4.38%, 8/16/29(b)	33,000	33,023
Caterpillar, Inc.
2.60%, 9/19/29	10,000	9,332
2.60%, 4/9/30	15,000	13,869
1.90%, 3/12/31	10,000	8,719
5.30%, 9/15/35	25,000	25,607
6.05%, 8/15/36	50,000	54,044
5.20%, 5/27/41	35,000	34,170
3.80%, 8/15/42	75,000	60,706
4.30%, 5/15/44	22,000	18,683
3.25%, 9/19/49	45,000	30,939
3.25%, 4/9/50	120,000	82,148
4.75%, 5/15/64	56,000	47,420
Catholic Health Services of Long Island Obligated Group
3.37%, 7/1/50, Series 2020	36,000	23,569
CBRE Services, Inc.
5.50%, 4/1/29	36,000	37,014
2.50%, 4/1/31	36,000	31,464
5.95%, 8/15/34	91,000	94,078
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 2/1/32(b)(e)	470,000	435,716
4.50%, 5/1/32	457,000	416,307
4.25%, 1/15/34(b)(e)	450,000	388,931
CDW LLC/CDW Finance Corp.
2.67%, 12/1/26	312,000	302,635
3.28%, 12/1/28	31,000	29,445
3.25%, 2/15/29	43,000	40,414
5.10%, 3/1/30	121,000	120,993
3.57%, 12/1/31	71,000	64,463
Celanese U.S. Holdings LLC
6.42%, 7/15/27	266,000	272,725
6.58%, 7/15/29	100,000	102,844
6.63%, 7/15/32	72,000	73,756
7.20%, 11/15/33(b)	20,000	20,891
Centene Corp.
4.25%, 12/15/27	150,000	146,712
2.45%, 7/15/28	140,000	129,056
4.63%, 12/15/29	250,000	240,835

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
3.38%, 2/15/30	$145,000	$132,183
3.00%, 10/15/30	155,000	136,558
2.50%, 3/1/31	155,000	131,717
2.63%, 8/1/31	95,000	80,494
CenterPoint Energy Houston Electric LLC
3.00%, 2/1/27, Series AA	309,000	302,055
3.55%, 8/1/42	27,000	20,466
2.90%, 7/1/50, Series AD	40,000	24,777
3.35%, 4/1/51, Series AF	281,000	190,628
3.60%, 3/1/52, Series AH	33,000	23,162
4.85%, 10/1/52, Series AJ	146,000	126,365
CenterPoint Energy Resources Corp.
4.40%, 7/1/32	60,000	57,552
5.40%, 3/1/33	2,000	2,018
Central Garden & Pet Co.
4.13%, 10/15/30	45,000	41,750
Central Parent, Inc./CDK Global, Inc.
7.25%, 6/15/29(e)	171,000	151,206
Century Communities, Inc.
6.75%, 6/1/27	41,000	41,024
3.88%, 8/15/29(e)	25,000	22,680
CF Industries, Inc.
5.38%, 3/15/44	194,000	174,813
Champions Financing, Inc.
8.75%, 2/15/29(b)(e)	25,000	23,311
Charles River Laboratories International, Inc.
4.25%, 5/1/28(e)	20,000	19,244
3.75%, 3/15/29(e)	20,000	18,559
4.00%, 3/15/31(e)	20,000	17,962
Charles Schwab Corp.
3.20%, 3/2/27	184,000	180,589
3.20%, 1/25/28	412,000	401,248
4.63%, 3/22/30	221,000	223,621
Chart Industries, Inc.
7.50%, 1/1/30(e)	66,000	69,025
9.50%, 1/1/31(e)	21,000	22,408
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 4/1/38	340,000	313,224
6.48%, 10/23/45	412,000	396,617
5.38%, 5/1/47	738,000	620,146
5.75%, 4/1/48	483,000	424,007
3.85%, 4/1/61	450,000	277,265
3.95%, 6/30/62	286,000	177,490
Chemours Co.
5.75%, 11/15/28(e)	76,000	68,182
4.63%, 11/15/29(e)	2,000	1,644
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	74,000	74,598
3.70%, 11/15/29	80,000	76,710
2.74%, 12/31/39	51,000	40,673
Cheniere Energy Partners LP
4.50%, 10/1/29	105,000	102,960
4.00%, 3/1/31	105,000	98,307
3.25%, 1/31/32	85,000	74,625
5.95%, 6/30/33	100,000	102,343
5.75%, 8/15/34	109,000	109,654
Cheniere Energy, Inc.
4.63%, 10/15/28	92,000	91,149
5.65%, 4/15/34	136,000	135,926
Chesapeake Energy Corp.
5.88%, 2/1/29(e)	20,000	20,085
6.75%, 4/15/29(e)	47,000	47,585
Chevron USA, Inc.
1.02%, 8/12/27	100,000	93,585
3.25%, 10/15/29	170,000	163,187
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28(e)	17,000	16,617
7.63%, 7/1/29(e)	20,000	21,005
Choice Hotels International, Inc.
3.70%, 12/1/29	65,000	60,834
5.85%, 8/1/34	41,000	40,402
CHS/Community Health Systems, Inc.
5.63%, 3/15/27(e)	78,000	76,953
6.00%, 1/15/29(e)	182,000	174,799
5.25%, 5/15/30(e)	63,000	56,776
10.88%, 1/15/32(e)	56,000	59,759
Chubb Corp.
6.00%, 5/11/37	412,000	438,517
Chubb INA Holdings LLC
6.70%, 5/15/36	20,000	22,279
4.15%, 3/13/43	33,000	27,434
Church & Dwight Co., Inc.
3.15%, 8/1/27	26,000	25,358
2.30%, 12/15/31	29,000	24,882
5.60%, 11/15/32	36,000	37,443
3.95%, 8/1/47	36,000	27,522
5.00%, 6/15/52	45,000	39,409
Churchill Downs, Inc.
4.75%, 1/15/28(e)	108,000	105,598
5.75%, 4/1/30(e)	65,000	64,187
Ciena Corp.
4.00%, 1/31/30(e)	16,000	14,894
Cigna Group
4.38%, 10/15/28	675,000	671,456
4.80%, 8/15/38	855,000	783,015
4.90%, 12/15/48	555,000	470,060
Cincinnati Financial Corp.
6.92%, 5/15/28	27,000	28,919
6.13%, 11/1/34	18,000	18,993
Cinemark USA, Inc.
5.25%, 7/15/28(e)	40,000	39,482
Cintas Corp. No. 2
3.70%, 4/1/27	64,000	63,348
4.00%, 5/1/32	16,000	15,303
Cisco Systems, Inc.
2.50%, 9/20/26	82,000	80,340
4.80%, 2/26/27	110,000	111,145
5.10%, 2/24/35	226,000	227,710
5.50%, 1/15/40	619,000	627,415

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
Citigroup, Inc.
4.13%, 7/25/28	$705,000	$694,879
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month Secured Overnight Financing Rate + 1.60% thereafter)(a)	794,000	771,431
2.57%, 6/3/31, (2.572% fixed rate until 6/3/30; Secured Overnight Financing Rate + 2.107% thereafter)(a)	857,000	767,995
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(a)	273,000	238,715
6.63%, 6/15/32	616,000	663,739
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.35% thereafter)(a)	195,000	171,626
5.88%, 2/22/33	412,000	423,075
3.79%, 3/17/33, (3.785% fixed rate until 3/17/32; Secured Overnight Financing Rate + 1.939% thereafter)(a)	185,000	170,025
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.43% thereafter)(a)	382,000	321,101
8.13%, 7/15/39	516,000	635,091
5.88%, 1/30/42	234,000	235,530
5.30%, 5/6/44	95,000	87,109
Citizens Financial Group, Inc.
5.84%, 1/23/30, (5.841% fixed rate until 1/23/29; Secured Overnight Financing Rate + 2.01% thereafter)(a)	116,000	119,061
2.50%, 2/6/30	40,000	35,801
3.25%, 4/30/30	282,000	260,571
5.64%, 5/21/37, (5.641% fixed rate until 5/21/32; 5-year Constant Maturity Treasury Rate + 2.75% thereafter)(a)	67,000	65,084
City of Hope
5.62%, 11/15/43, Series 2013	20,000	18,891
4.38%, 8/15/48, Series 2018	16,000	12,524
Civitas Resources, Inc.
5.00%, 10/15/26(e)	17,000	16,705
8.63%, 11/1/30(e)	41,000	40,529
8.75%, 7/1/31(b)(e)	69,000	67,660
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 5/15/26(e)	17,000	17,014
8.50%, 5/15/27(e)	80,000	80,372
6.75%, 5/15/28(e)	31,000	31,649
Clarivate Science Holdings Corp.
3.88%, 7/1/28(e)	38,000	36,259
4.88%, 7/1/29(e)	38,000	35,160
Clean Harbors, Inc.
4.88%, 7/15/27(e)	22,000	21,813
5.13%, 7/15/29(e)	12,000	11,785
6.38%, 2/1/31(e)	46,000	46,871
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/27(e)	58,000	56,884
7.75%, 4/15/28(e)	41,000	37,506
9.00%, 9/15/28(e)	31,000	32,573
7.50%, 6/1/29(b)(e)	43,000	38,037
7.88%, 4/1/30(e)	36,000	36,546
Clearway Energy Operating LLC
4.75%, 3/15/28(e)	35,000	34,226
3.75%, 2/15/31(e)	43,000	38,850
3.75%, 1/15/32(e)	14,000	12,317
Cleco Corporate Holdings LLC
3.74%, 5/1/26	7,000	6,920
4.97%, 5/1/46	32,000	26,425
Cleveland Electric Illuminating Co.
3.50%, 4/1/28(e)	32,000	30,851
4.55%, 11/15/30(e)	12,000	11,759
5.95%, 12/15/36	28,000	28,668
Cleveland-Cliffs, Inc.
5.88%, 6/1/27(b)	23,000	22,683
4.63%, 3/1/29(e)	15,000	13,450
6.88%, 11/1/29(e)	36,000	33,507
6.75%, 4/15/30(e)	31,000	27,847
4.88%, 3/1/31(b)(e)	13,000	10,572
7.00%, 3/15/32(b)(e)	57,000	49,276
7.38%, 5/1/33(e)	36,000	30,945
6.25%, 10/1/40	27,000	19,792
Clorox Co.
1.80%, 5/15/30	209,000	182,555
Cloud Software Group, Inc.
9.00%, 9/30/29(e)	192,000	196,489
8.25%, 6/30/32(e)	171,000	179,985
Clue Opco LLC
9.50%, 10/15/31(b)(e)	30,000	30,903
Clydesdale Acquisition Holdings, Inc.
8.75%, 4/15/30(e)	45,000	46,042
CME Group, Inc.
2.65%, 3/15/32	29,000	25,678
5.30%, 9/15/43	26,000	25,528
CMS Energy Corp.
3.00%, 5/15/26	20,000	19,705
3.45%, 8/15/27	20,000	19,566
4.88%, 3/1/44	27,000	23,485
4.75%, 6/1/50, (4.75% fixed rate until 6/1/30; 5-year Constant Maturity Treasury Rate + 4.116% thereafter)(a)	35,000	33,129
3.75%, 12/1/50, (3.75% fixed rate until 12/1/30; 5-year Constant Maturity Treasury Rate + 2.90% thereafter)(a)	30,000	26,300
CNA Financial Corp.
4.50%, 3/1/26	31,000	30,969
3.45%, 8/15/27	31,000	30,282
3.90%, 5/1/29	36,000	34,985
2.05%, 8/15/30	36,000	31,294
5.50%, 6/15/33	36,000	36,397
5.13%, 2/15/34	36,000	35,492
CNH Industrial Capital LLC
5.45%, 10/14/25	25,000	25,102
1.88%, 1/15/26	31,000	30,503
1.45%, 7/15/26	37,000	35,688
4.55%, 4/10/28	37,000	36,913

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
5.50%, 1/12/29	$31,000	$31,800
5.10%, 4/20/29	43,000	43,561
CNH Industrial NV
3.85%, 11/15/27	31,000	30,659
CNO Financial Group, Inc.
5.25%, 5/30/29	71,000	70,914
6.45%, 6/15/34	57,000	58,772
CNO Global Funding
5.88%, 6/4/27(e)	31,000	31,727
CNX Resources Corp.
6.00%, 1/15/29(e)	20,000	19,876
7.38%, 1/15/31(e)	20,000	20,503
7.25%, 3/1/32(e)	16,000	16,363
Cobra AcquisitionCo LLC
6.38%, 11/1/29(e)	30,000	25,386
12.25%, 11/1/29(e)	7,000	7,148
Coca-Cola Co.
3.38%, 3/25/27	55,000	54,433
2.90%, 5/25/27	27,000	26,442
1.45%, 6/1/27	82,000	78,073
1.50%, 3/5/28	41,000	38,332
1.00%, 3/15/28	71,000	65,606
2.13%, 9/6/29	20,000	18,454
3.45%, 3/25/30	25,000	24,174
1.65%, 6/1/30	31,000	27,290
2.00%, 3/5/31	15,000	13,241
1.38%, 3/15/31	27,000	22,950
2.25%, 1/5/32	41,000	35,998
5.00%, 5/13/34	20,000	20,331
4.65%, 8/14/34	15,000	14,892
2.50%, 6/1/40	65,000	46,099
2.88%, 5/5/41	49,000	35,742
4.20%, 3/25/50	35,000	28,374
2.60%, 6/1/50	98,000	58,976
3.00%, 3/5/51	111,000	72,063
2.50%, 3/15/51	98,000	57,040
5.30%, 5/13/54	72,000	68,876
5.20%, 1/14/55	98,000	92,004
2.75%, 6/1/60	65,000	37,546
5.40%, 5/13/64	108,000	102,476
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25	21,000	20,939
5.25%, 6/1/29	50,000	51,169
5.45%, 6/1/34	46,000	46,895
Cogent Communications Group LLC
3.50%, 5/1/26(e)	30,000	29,778
7.00%, 6/15/27(e)	18,000	18,111
Coherent Corp.
5.00%, 12/15/29(e)	41,000	39,814
Coinbase Global, Inc.
3.38%, 10/1/28(e)	41,000	38,259
3.63%, 10/1/31(e)	30,000	26,200
Colgate-Palmolive Co.
3.10%, 8/15/27	32,000	31,401
4.60%, 3/1/28	32,000	32,527
3.70%, 8/1/47	19,000	14,498
Colonial Enterprises, Inc.
3.25%, 5/15/30(e)	102,000	93,672
Colonial Pipeline Co.
3.75%, 10/1/25(e)	14,000	13,956
7.63%, 4/15/32(e)	16,000	17,965
4.20%, 4/15/43(e)	14,000	10,705
4.25%, 4/15/48(e)	23,000	16,894
Columbia Pipeline Group, Inc.
5.80%, 6/1/45	45,000	43,029
Columbia Pipelines Holding Co. LLC
6.06%, 8/15/26(e)	10,000	10,104
6.04%, 8/15/28(e)	30,000	30,931
5.68%, 1/15/34(e)	20,000	19,795
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/30(e)	30,000	31,151
6.04%, 11/15/33(e)	61,000	62,886
6.50%, 8/15/43(e)	25,000	25,164
6.54%, 11/15/53(e)	50,000	50,446
6.71%, 8/15/63(e)	20,000	20,302
Comcast Corp.
1.95%, 1/15/31	877,000	759,503
4.80%, 5/15/33	385,000	378,703
4.20%, 8/15/34	209,000	194,513
3.75%, 4/1/40	412,000	333,918
3.97%, 11/1/47	299,000	224,419
2.80%, 1/15/51	111,000	65,098
2.89%, 11/1/51	490,000	291,622
2.45%, 8/15/52	444,000	235,785
2.94%, 11/1/56	262,000	149,745
2.65%, 8/15/62	326,000	165,980
2.99%, 11/1/63	218,000	120,240
5.50%, 5/15/64	150,000	136,667
Comerica, Inc.
4.00%, 2/1/29	85,000	82,377
5.98%, 1/30/30, (5.982% fixed rate until 1/30/29; Secured Overnight Financing Rate + 2.155% thereafter)(a)	116,000	117,983
Commercial Metals Co.
4.13%, 1/15/30	12,000	11,364
3.88%, 2/15/31	12,000	10,879
4.38%, 3/15/32	12,000	10,937
CommonSpirit Health
1.55%, 10/1/25	35,000	34,684
6.07%, 11/1/27	35,000	36,116
3.35%, 10/1/29	20,000	18,919
2.78%, 10/1/30	10,000	9,029
5.21%, 12/1/31	15,000	15,162
5.32%, 12/1/34	36,000	35,414
3.82%, 10/1/49	46,000	33,050
4.19%, 10/1/49	61,000	45,880
3.91%, 10/1/50	43,000	30,610
6.46%, 11/1/52	20,000	20,479
5.55%, 12/1/54	32,000	29,425
Commonwealth Edison Co.
2.55%, 6/15/26	27,000	26,496
2.95%, 8/15/27, Series 122	19,000	18,471

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
3.70%, 8/15/28	$30,000	$29,522
2.20%, 3/1/30	7,000	6,314
3.15%, 3/15/32, Series 132	6,000	5,375
4.90%, 2/1/33	8,000	7,957
5.30%, 6/1/34	8,000	8,082
5.90%, 3/15/36	63,000	65,895
6.45%, 1/15/38	29,000	31,481
3.80%, 10/1/42	23,000	17,909
4.60%, 8/15/43	23,000	19,775
4.70%, 1/15/44	23,000	20,125
3.70%, 3/1/45	26,000	19,631
4.35%, 11/15/45	29,000	23,897
3.65%, 6/15/46	46,000	33,773
3.75%, 8/15/47, Series 123	42,000	30,893
4.00%, 3/1/48	52,000	39,704
4.00%, 3/1/49	26,000	19,641
3.20%, 11/15/49, Series 127	20,000	13,046
3.00%, 3/1/50	42,000	26,308
3.13%, 3/15/51, Series 130	46,000	29,397
2.75%, 9/1/51, Series 131	61,000	35,538
3.85%, 3/15/52, Series 133	29,000	21,022
5.30%, 2/1/53	38,000	34,762
5.65%, 6/1/54	26,000	25,063
CommScope LLC
4.75%, 9/1/29(e)	240,000	230,138
Community Health Network, Inc.
3.10%, 5/1/50, Series 20-A	24,000	14,708
Compass Group Diversified Holdings LLC
5.25%, 4/15/29(e)	41,000	35,550
5.00%, 1/15/32(e)	12,000	9,850
Comstock Resources, Inc.
6.75%, 3/1/29(e)	16,000	15,858
6.75%, 3/1/29(e)	59,000	58,221
5.88%, 1/15/30(e)	40,000	37,999
Conagra Brands, Inc.
5.30%, 10/1/26	30,000	30,235
7.00%, 10/1/28	25,000	26,651
4.85%, 11/1/28	80,000	80,360
8.25%, 9/15/30	20,000	23,023
5.30%, 11/1/38	90,000	84,353
5.40%, 11/1/48	90,000	79,355
Concentrix Corp.
6.85%, 8/2/33	82,000	84,017
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/1/29(e)	21,000	19,321
Connecticut Light & Power Co.
4.00%, 4/1/48	43,000	32,915
ConocoPhillips Co.
4.85%, 1/15/32	18,000	17,988
5.90%, 10/15/32	10,000	10,641
5.05%, 9/15/33	20,000	20,020
5.00%, 1/15/35	82,000	80,239
5.90%, 5/15/38	17,000	17,489
6.50%, 2/1/39	78,000	84,925
3.76%, 3/15/42	38,000	29,628
4.30%, 11/15/44	111,000	89,657
5.20%, 6/1/45(e)	183,000	162,480
5.95%, 3/15/46	15,000	15,128
4.88%, 10/1/47	15,000	12,943
3.80%, 3/15/52	72,000	50,547
5.30%, 5/15/53	72,000	64,434
5.55%, 3/15/54	49,000	45,521
5.50%, 1/15/55	85,000	78,457
4.03%, 3/15/62	133,000	92,468
5.70%, 9/15/63	72,000	66,392
5.65%, 1/15/65	12,000	11,078
Consensus Cloud Solutions, Inc.
6.00%, 10/15/26(e)	11,000	10,961
6.50%, 10/15/28(e)	17,000	16,910
Consolidated Communications, Inc.
5.00%, 10/1/28(e)	16,000	16,166
6.50%, 10/1/28(e)	31,000	31,672
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27, Series B	25,000	24,324
3.80%, 5/15/28	20,000	19,710
4.00%, 12/1/28, Series D	35,000	34,670
3.35%, 4/1/30, Series 20A(b)	12,000	11,435
2.40%, 6/15/31	20,000	17,712
5.20%, 3/1/33	10,000	10,118
5.50%, 3/15/34	12,000	12,329
5.38%, 5/15/34	8,000	8,147
5.30%, 3/1/35, Series 2005-A	17,000	17,141
5.85%, 3/15/36, Series 06-A	20,000	20,739
6.20%, 6/15/36, Series 06-B	20,000	21,205
6.30%, 8/15/37, Series 2007-A	26,000	27,769
6.75%, 4/1/38, Series 08-B	29,000	32,364
5.50%, 12/1/39, Series 09-C	29,000	28,811
5.70%, 6/15/40	17,000	17,042
4.20%, 3/15/42, Series 12-A	20,000	16,447
3.95%, 3/1/43	34,000	26,830
4.45%, 3/15/44	42,000	35,431
4.50%, 12/1/45	110,000	91,877
3.85%, 6/15/46	27,000	20,282
3.88%, 6/15/47, Series 2017	24,000	17,996
4.65%, 12/1/48, Series E	29,000	24,273
4.13%, 5/15/49, Series A	34,000	26,200
3.95%, 4/1/50, Series 20B	154,000	116,720
3.20%, 12/1/51	29,000	18,633
6.15%, 11/15/52	34,000	34,891
5.90%, 11/15/53	44,000	43,769
5.70%, 5/15/54	120,000	116,648
4.63%, 12/1/54	37,000	30,168
4.30%, 12/1/56, Series C	24,000	18,269
4.00%, 11/15/57, Series C	17,000	12,112
4.50%, 5/15/58	34,000	26,576
3.70%, 11/15/59	29,000	19,441
3.00%, 12/1/60, Series C	167,000	94,548
3.60%, 6/15/61	37,000	24,351
Constellation Brands, Inc.
4.40%, 11/15/25	30,000	29,953
4.75%, 12/1/25	25,000	25,024

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
5.00%, 2/2/26	$30,000	$30,006
3.70%, 12/6/26	35,000	34,607
3.50%, 5/9/27	30,000	29,411
4.35%, 5/9/27	35,000	34,905
3.60%, 2/15/28	45,000	43,998
4.65%, 11/15/28	30,000	30,038
4.80%, 1/15/29	25,000	25,132
2.88%, 5/1/30	116,000	106,299
2.25%, 8/1/31	70,000	60,035
4.50%, 5/9/47	55,000	44,495
4.10%, 2/15/48	100,000	75,823
5.25%, 11/15/48	45,000	40,309
3.75%, 5/1/50	55,000	39,058
Constellation Energy Generation LLC
5.60%, 3/1/28	85,000	87,678
5.80%, 3/1/33(b)	45,000	46,806
6.13%, 1/15/34	35,000	37,004
6.25%, 10/1/39	81,000	84,250
5.75%, 10/1/41	30,000	29,225
5.60%, 6/15/42	70,000	67,162
6.50%, 10/1/53	90,000	94,479
5.75%, 3/15/54	80,000	76,332
Constellation Insurance, Inc.
6.63%, 5/1/31(e)	27,000	25,823
Consumers Energy Co.
4.65%, 3/1/28	30,000	30,300
3.80%, 11/15/28	20,000	19,673
4.90%, 2/15/29	35,000	35,549
4.60%, 5/30/29	39,000	39,243
3.60%, 8/15/32	7,000	6,401
4.63%, 5/15/33	15,000	14,613
3.95%, 5/15/43	23,000	18,383
3.25%, 8/15/46	24,000	17,219
3.95%, 7/15/47	19,000	14,679
4.05%, 5/15/48	30,000	23,492
4.35%, 4/15/49	30,000	24,762
3.75%, 2/15/50	17,000	12,633
3.10%, 8/15/50	50,000	32,782
3.50%, 8/1/51	31,000	22,282
2.65%, 8/15/52	17,000	10,195
4.20%, 9/1/52	24,000	19,079
2.50%, 5/1/60	80,000	42,758
Continental Resources, Inc.
2.27%, 11/15/26(e)	33,000	31,686
4.38%, 1/15/28	62,000	60,708
5.75%, 1/15/31(e)	65,000	64,796
2.88%, 4/1/32(e)	114,000	93,325
4.90%, 6/1/44	16,000	12,303
COPT Defense Properties LP
2.90%, 12/1/33	85,000	68,666
Corebridge Financial, Inc.
3.85%, 4/5/29	99,000	96,131
3.90%, 4/5/32	108,000	99,483
6.05%, 9/15/33	36,000	37,345
5.75%, 1/15/34	55,000	56,132
4.35%, 4/5/42	45,000	36,956
4.40%, 4/5/52	115,000	89,433
6.88%, 12/15/52, (6.875% fixed rate until 12/15/27; 5-year Constant Maturity Treasury Rate + 3.846% thereafter)(a)	61,000	62,045
6.38%, 9/15/54, (6.375% fixed rate until 9/15/34; 5-year Constant Maturity Treasury Rate + 2.646% thereafter)(a)	48,000	46,713
Corebridge Global Funding
4.65%, 8/20/27(e)	40,000	40,093
5.90%, 9/19/28(e)	20,000	20,790
5.20%, 1/12/29(e)	25,000	25,479
5.20%, 6/24/29(e)	20,000	20,314
4.90%, 12/3/29(e)	24,000	24,196
CoreCivic, Inc.
4.75%, 10/15/27	10,000	9,770
8.25%, 4/15/29	20,000	21,150
CoreLogic, Inc.
4.50%, 5/1/28(e)	31,000	29,002
Cornerstone Building Brands, Inc.
6.13%, 1/15/29(e)	13,000	9,411
Corning, Inc.
4.70%, 3/15/37	25,000	23,600
5.75%, 8/15/40	35,000	34,717
4.75%, 3/15/42	45,000	39,194
5.35%, 11/15/48	50,000	45,520
3.90%, 11/15/49	59,000	43,280
4.38%, 11/15/57	70,000	53,603
5.85%, 11/15/68	25,000	23,293
5.45%, 11/15/79	100,000	86,781
Costco Wholesale Corp.
3.00%, 5/18/27	73,000	71,626
1.38%, 6/20/27	91,000	86,304
1.60%, 4/20/30	36,000	31,820
1.75%, 4/20/32	21,000	17,724
Coterra Energy, Inc.
3.90%, 5/15/27	42,000	41,385
4.38%, 3/15/29	26,000	25,612
5.60%, 3/15/34	36,000	35,705
5.90%, 2/15/55	104,000	93,802
Coty, Inc.
5.00%, 4/15/26(e)	10,000	9,980
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.75%, 1/15/29(e)	45,000	43,299
6.63%, 7/15/30(e)	31,000	31,597
Cougar JV Subsidiary LLC
8.00%, 5/15/32(e)	28,000	29,495
Cousins Properties LP
5.88%, 10/1/34	45,000	45,465
Cox Communications, Inc.
3.35%, 9/15/26(e)	40,000	39,267
3.50%, 8/15/27(e)	40,000	38,977
5.45%, 9/15/28(e)	35,000	35,850
1.80%, 10/1/30(e)	30,000	25,398
2.60%, 6/15/31(e)	35,000	30,253
5.70%, 6/15/33(e)	35,000	34,908

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
5.45%, 9/1/34(e)	$28,000	$27,258
4.80%, 2/1/35(e)	25,000	23,055
8.38%, 3/1/39(e)	15,000	17,696
4.70%, 12/15/42(e)	15,000	11,825
4.50%, 6/30/43(e)	26,000	20,060
4.60%, 8/15/47(e)	53,000	39,909
2.95%, 10/1/50(e)	30,000	16,578
3.60%, 6/15/51(e)	30,000	18,793
5.80%, 12/15/53(e)	58,000	51,417
5.95%, 9/1/54(e)	28,000	25,425
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 6/15/31(e)	324,000	311,709
Crane NXT Co.
6.55%, 11/15/36	8,000	8,108
4.20%, 3/15/48	14,000	8,470
Crescent Energy Finance LLC
9.25%, 2/15/28(e)	41,000	42,358
7.63%, 4/1/32(e)	29,000	27,449
7.38%, 1/15/33(e)	39,000	36,243
CRH America Finance, Inc.
5.50%, 1/9/35	404,000	407,527
Crocs, Inc.
4.25%, 3/15/29(e)	14,000	13,222
4.13%, 8/15/31(b)(e)	16,000	14,285
Crowdstrike Holdings, Inc.
3.00%, 2/15/29	31,000	29,035
Crown Americas LLC
5.25%, 4/1/30	51,000	50,879
Crown Castle, Inc.
4.45%, 2/15/26	55,000	54,944
3.70%, 6/15/26	45,000	44,520
1.05%, 7/15/26	60,000	57,556
4.00%, 3/1/27	30,000	29,676
2.90%, 3/15/27	45,000	43,653
3.65%, 9/1/27	60,000	58,631
5.00%, 1/11/28	60,000	60,382
3.80%, 2/15/28	60,000	58,625
4.80%, 9/1/28	35,000	35,003
4.30%, 2/15/29	35,000	34,352
5.60%, 6/1/29	55,000	56,521
4.90%, 9/1/29	38,000	38,088
3.10%, 11/15/29	39,000	36,328
3.30%, 7/1/30	55,000	50,878
2.25%, 1/15/31	80,000	68,902
2.10%, 4/1/31	71,000	60,058
2.50%, 7/15/31	55,000	47,245
5.10%, 5/1/33	55,000	53,912
5.80%, 3/1/34	55,000	56,137
5.20%, 9/1/34	58,000	56,643
2.90%, 4/1/41(b)	115,000	80,200
4.75%, 5/15/47	30,000	24,947
5.20%, 2/15/49	35,000	30,403
4.00%, 11/15/49	62,000	44,762
4.15%, 7/1/50	45,000	33,325
3.25%, 1/15/51	80,000	50,548
CSC Holdings LLC
5.38%, 2/1/28(e)	360,000	328,447
5.75%, 1/15/30(e)	200,000	102,509
5.00%, 11/15/31(e)	200,000	92,360
CSX Corp.
4.75%, 5/30/42	197,000	175,838
4.40%, 3/1/43	15,000	12,750
4.30%, 3/1/48	26,000	21,043
2.50%, 5/15/51(b)	419,000	236,088
4.50%, 8/1/54	29,000	23,662
4.25%, 11/1/66	46,000	34,315
4.65%, 3/1/68	108,000	86,127
CubeSmart LP
2.25%, 12/15/28	111,000	102,500
3.00%, 2/15/30	25,000	23,020
2.50%, 2/15/32	38,000	32,233
Cummins, Inc.
0.75%, 9/1/25	37,000	36,658
4.90%, 2/20/29	37,000	37,771
1.50%, 9/1/30	17,000	14,657
5.15%, 2/20/34	15,000	15,119
4.88%, 10/1/43	22,000	20,139
2.60%, 9/1/50	81,000	46,821
5.45%, 2/20/54	44,000	41,478
Cushman & Wakefield U.S. Borrower LLC
6.75%, 5/15/28(e)	32,000	32,204
CVR Energy, Inc.
5.75%, 2/15/28(e)	16,000	15,239
8.50%, 1/15/29(e)	47,000	46,134
CVR Partners LP/CVR Nitrogen Finance Corp.
6.13%, 6/15/28(e)	22,000	21,918
CVS Health Corp.
2.88%, 6/1/26	180,000	176,834
3.00%, 8/15/26	46,000	45,121
3.63%, 4/1/27	46,000	45,235
6.25%, 6/1/27	23,000	23,724
1.30%, 8/21/27	139,000	129,277
4.30%, 3/25/28	308,000	304,621
5.00%, 1/30/29	62,000	62,442
5.40%, 6/1/29	62,000	63,255
3.25%, 8/15/29	109,000	102,469
5.13%, 2/21/30	105,000	105,656
3.75%, 4/1/30	105,000	99,440
1.75%, 8/21/30	87,000	74,024
5.25%, 1/30/31(b)	52,000	52,476
1.88%, 2/28/31	87,000	73,127
5.55%, 6/1/31	69,000	70,541
2.13%, 9/15/31	69,000	57,806
5.25%, 2/21/33	122,000	120,261
5.30%, 6/1/33	87,000	85,929
5.70%, 6/1/34	87,000	87,608
4.88%, 7/20/35	59,000	55,150
4.78%, 3/25/38	450,000	400,235
6.13%, 9/15/39	40,000	40,036
4.13%, 4/1/40	39,000	31,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
5.30%, 12/5/43	$68,000	$59,651
6.00%, 6/1/44	68,000	65,240
5.13%, 7/20/45	324,000	278,097
5.05%, 3/25/48	740,000	617,468
5.63%, 2/21/53	116,000	103,272
5.88%, 6/1/53	116,000	106,909
6.05%, 6/1/54	91,000	86,100
6.00%, 6/1/63	70,000	64,445
Dana, Inc.
5.38%, 11/15/27	15,000	14,948
5.63%, 6/15/28	20,000	19,974
4.25%, 9/1/30	17,000	16,163
4.50%, 2/15/32	14,000	13,102
Danaher Corp.
4.38%, 9/15/45	33,000	27,957
2.60%, 10/1/50	65,000	38,191
2.80%, 12/10/51	67,000	40,593
Darden Restaurants, Inc.
3.85%, 5/1/27	30,000	29,616
6.30%, 10/10/33	36,000	38,152
4.55%, 2/15/48	30,000	23,868
Darling Ingredients, Inc.
5.25%, 4/15/27(e)	20,000	19,871
6.00%, 6/15/30(e)	41,000	41,123
DaVita, Inc.
3.75%, 2/15/31(e)	211,000	187,048
DCP Midstream Operating LP
5.63%, 7/15/27	31,000	31,580
5.13%, 5/15/29	43,000	43,406
8.13%, 8/16/30	21,000	24,240
3.25%, 2/15/32	29,000	25,108
6.45%, 11/3/36(e)	12,000	12,159
6.75%, 9/15/37(e)	19,000	19,549
5.60%, 4/1/44	36,000	31,757
Dealer Tire LLC/DT Issuer LLC
8.00%, 2/1/28(e)	74,000	72,447
Deere & Co.
3.10%, 4/15/30	14,000	13,186
2.88%, 9/7/49	218,000	140,230
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 6/1/28(e)	16,000	16,104
8.63%, 3/15/29(e)	35,000	36,327
Dell International LLC/EMC Corp.
6.02%, 6/15/26	599,000	604,600
8.35%, 7/15/46	320,000	395,816
Dell, Inc.
6.50%, 4/15/38	85,000	88,138
Delmarva Power & Light Co.
4.15%, 5/15/45	24,000	19,223
Delta Air Lines, Inc.
3.75%, 10/28/29	270,000	254,480
DENTSPLY SIRONA, Inc.
3.25%, 6/1/30	53,000	47,840
Devon Energy Corp.
5.85%, 12/15/25	30,000	30,102
5.25%, 10/15/27	25,000	25,002
5.88%, 6/15/28	20,000	20,037
4.50%, 1/15/30	40,000	38,985
7.88%, 9/30/31	50,000	56,732
7.95%, 4/15/32	25,000	28,303
5.20%, 9/15/34(b)	113,000	107,156
4.75%, 5/15/42	68,000	54,910
5.00%, 6/15/45	91,000	73,689
5.75%, 9/15/54	86,000	74,985
DH Europe Finance II SARL
2.60%, 11/15/29	17,000	15,751
3.25%, 11/15/39	59,000	46,209
3.40%, 11/15/49	59,000	40,920
Diamondback Energy, Inc.
3.25%, 12/1/26	50,000	49,066
5.20%, 4/18/27	52,000	52,525
3.50%, 12/1/29	75,000	71,018
5.15%, 1/30/30	61,000	61,770
3.13%, 3/24/31	57,000	51,538
6.25%, 3/15/33	80,000	83,548
5.40%, 4/18/34	93,000	91,427
4.40%, 3/24/51	70,000	52,486
4.25%, 3/15/52	70,000	51,243
6.25%, 3/15/53	60,000	57,417
5.75%, 4/18/54	139,000	124,768
5.90%, 4/18/64	93,000	83,269
Dick's Sporting Goods, Inc.
3.15%, 1/15/32(b)	54,000	47,553
4.10%, 1/15/52	68,000	46,719
Digital Realty Trust LP
3.70%, 8/15/27	134,000	131,949
3.60%, 7/1/29	91,000	87,569
Dignity Health
4.50%, 11/1/42	20,000	16,435
5.27%, 11/1/64	46,000	39,406
Directv Financing LLC
8.88%, 2/1/30(e)	31,000	30,715
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 8/15/27(e)	153,000	150,711
Discover Bank
4.65%, 9/13/28	250,000	250,207
Discover Financial Services
4.50%, 1/30/26	37,000	36,954
4.10%, 2/9/27	36,000	35,719
6.70%, 11/29/32	3,000	3,227
7.96%, 11/2/34, (7.964% fixed rate until 11/2/33; Secured Overnight Financing Index + 3.37% thereafter)(a)	71,000	81,285
Discovery Communications LLC
4.13%, 5/15/29	1,299,000	1,208,621
3.63%, 5/15/30	225,000	199,045
5.00%, 9/20/37	49,000	38,634
6.35%, 6/1/40	60,000	51,353
5.20%, 9/20/47	59,000	41,239
4.00%, 9/15/55	126,000	69,325

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
DISH DBS Corp.
5.75%, 12/1/28(e)	$592,000	$502,528
Diversified Healthcare Trust
8.95%, 1/15/26(c)(e)	23,000	22,118
4.75%, 2/15/28	20,000	18,405
4.38%, 3/1/31	20,000	16,559
Doctors Co. An Interinsurance Exchange
4.50%, 1/18/32(e)	20,000	17,415
Dollar General Corp.
3.88%, 4/15/27	35,000	34,523
4.63%, 11/1/27	35,000	35,013
4.13%, 5/1/28	30,000	29,600
5.20%, 7/5/28	30,000	30,417
3.50%, 4/3/30	70,000	65,552
5.00%, 11/1/32(b)	50,000	49,201
5.45%, 7/5/33	70,000	70,298
4.13%, 4/3/50	65,000	47,038
5.50%, 11/1/52(b)	45,000	40,112
Dollar Tree, Inc.
4.20%, 5/15/28	77,000	75,761
2.65%, 12/1/31	57,000	49,359
3.38%, 12/1/51	36,000	21,801
Dominion Energy South Carolina, Inc.
4.60%, 6/15/43	172,000	148,581
5.10%, 6/1/65	49,000	42,017
Dominion Energy, Inc.
1.45%, 4/15/26, Series A	409,000	398,207
2.25%, 8/15/31, Series C	60,000	51,493
5.38%, 11/15/32	60,000	60,751
3.30%, 4/15/41, Series B	309,000	222,471
4.90%, 8/1/41, Series C	46,000	40,274
4.85%, 8/15/52, Series B	110,000	90,609
Domtar Corp.
6.75%, 10/1/28(e)	26,000	22,902
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/29(e)	27,000	20,914
Dover Corp.
3.15%, 11/15/25	25,000	24,855
2.95%, 11/4/29	21,000	19,541
5.38%, 10/15/35	27,000	27,521
5.38%, 3/1/41	61,000	57,896
Dow Chemical Co.
4.25%, 10/1/34	365,000	327,685
4.38%, 11/15/42	280,000	220,714
3.60%, 11/15/50	309,000	202,159
DPL, Inc.
4.35%, 4/15/29	16,000	15,414
DR Horton, Inc.
2.60%, 10/15/25	31,000	30,783
1.30%, 10/15/26	91,000	87,199
1.40%, 10/15/27	31,000	28,887
5.00%, 10/15/34	63,000	61,391
Dresdner Funding Trust I
8.15%, 6/30/31(e)	188,000	205,655
DT Midstream, Inc.
4.13%, 6/15/29(e)	65,000	61,914
4.38%, 6/15/31(e)	41,000	38,307
4.30%, 4/15/32(e)	25,000	23,059
DTE Electric Co.
4.85%, 12/1/26	35,000	35,368
1.90%, 4/1/28, Series A	40,000	37,543
2.25%, 3/1/30	12,000	10,859
2.63%, 3/1/31, Series C	12,000	10,790
3.00%, 3/1/32, Series A	10,000	8,954
5.20%, 4/1/33	12,000	12,165
4.00%, 4/1/43, Series A	18,000	14,436
4.30%, 7/1/44	17,000	14,034
3.70%, 3/15/45	24,000	18,188
3.70%, 6/1/46	15,000	11,218
3.75%, 8/15/47	24,000	17,875
4.05%, 5/15/48, Series A	25,000	19,658
3.95%, 3/1/49	32,000	24,537
2.95%, 3/1/50	57,000	36,251
3.25%, 4/1/51, Series B	20,000	13,351
3.65%, 3/1/52, Series B	20,000	14,317
5.40%, 4/1/53	25,000	23,689
DTE Energy Co.
2.85%, 10/1/26	53,000	51,844
4.88%, 6/1/28	50,000	50,456
5.10%, 3/1/29	75,000	76,106
3.40%, 6/15/29, Series C	35,000	33,306
2.95%, 3/1/30	22,000	20,262
5.85%, 6/1/34	79,000	81,391
Duke Energy Carolinas LLC
2.55%, 4/15/31	61,000	54,386
3.20%, 8/15/49	49,000	32,142
3.45%, 4/15/51	809,000	549,687
3.55%, 3/15/52	42,000	29,235
Duke Energy Corp.
2.45%, 6/1/30	225,000	202,314
4.50%, 8/15/32	100,000	96,249
4.80%, 12/15/45	22,000	18,546
3.75%, 9/1/46	249,000	179,135
3.50%, 6/15/51	68,000	44,962
Duke Energy Florida LLC
3.80%, 7/15/28	1,202,000	1,183,723
6.40%, 6/15/38	141,000	152,030
3.40%, 10/1/46	29,000	20,249
3.00%, 12/15/51	162,000	99,536
6.20%, 11/15/53	34,000	35,095
Duke Energy Indiana LLC
3.25%, 10/1/49, Series YYY	33,000	21,624
2.75%, 4/1/50	36,000	21,368
Duke Energy Progress LLC
4.20%, 8/15/45	309,000	250,192
2.50%, 8/15/50	63,000	35,551
2.90%, 8/15/51	29,000	17,534
Duke University
2.68%, 10/1/44, Series 2020	8,000	5,597
2.76%, 10/1/50, Series 2020	6,000	3,681
DuPont de Nemours, Inc.
5.42%, 11/15/48	354,000	348,913

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
Duquesne Light Holdings, Inc.
2.53%, 10/1/30(e)	$17,000	$14,861
Eagle Materials, Inc.
2.50%, 7/1/31	53,000	46,140
East Ohio Gas Co.
2.00%, 6/15/30(e)	20,000	17,538
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29	259,000	242,363
Eastman Chemical Co.
4.50%, 12/1/28	30,000	29,886
5.75%, 3/8/33(b)	35,000	35,903
5.63%, 2/20/34	55,000	55,035
4.80%, 9/1/42	45,000	38,309
4.65%, 10/15/44	80,000	65,899
Eaton Corp.
3.10%, 9/15/27	50,000	48,869
4.35%, 5/18/28	35,000	35,155
4.00%, 11/2/32	15,000	14,262
4.15%, 3/15/33	25,000	23,951
4.15%, 11/2/42	44,000	36,857
3.92%, 9/15/47	15,000	11,641
4.70%, 8/23/52	62,000	53,705
eBay, Inc.
2.70%, 3/11/30	344,000	316,055
EchoStar Corp.
10.75%, 11/30/29	216,000	217,390
6.75%, 11/30/30, PIK	95,416	82,167
Ecolab, Inc.
2.70%, 11/1/26	41,000	40,124
1.65%, 2/1/27	27,000	25,898
3.25%, 12/1/27	27,000	26,393
5.25%, 1/15/28	27,000	27,716
4.80%, 3/24/30	14,000	14,230
1.30%, 1/30/31	12,000	10,088
2.13%, 2/1/32	13,000	11,084
5.50%, 12/8/41	25,000	24,920
3.95%, 12/1/47	32,000	25,017
2.13%, 8/15/50	33,000	17,419
2.70%, 12/15/51	56,000	33,513
2.75%, 8/18/55	45,000	26,153
Edgewell Personal Care Co.
5.50%, 6/1/28(e)	31,000	30,505
4.13%, 4/1/29(e)	35,000	32,800
El Paso Electric Co.
5.00%, 12/1/44	58,000	49,715
Elanco Animal Health, Inc.
6.65%, 8/28/28	40,000	41,236
Elastic NV
4.13%, 7/15/29(e)	31,000	29,204
Electronic Arts, Inc.
4.80%, 3/1/26	25,000	25,007
1.85%, 2/15/31	54,000	46,364
2.95%, 2/15/51	89,000	54,220
Element Solutions, Inc.
3.88%, 9/1/28(e)	33,000	31,720
Elevance Health, Inc.
3.65%, 12/1/27	99,000	97,246
4.10%, 3/1/28	77,000	76,339
2.55%, 3/15/31	72,000	63,712
4.95%, 11/1/31	54,000	54,131
4.10%, 5/15/32	43,000	40,571
5.50%, 10/15/32	47,000	48,292
4.75%, 2/15/33	72,000	70,088
5.38%, 6/15/34	72,000	72,220
5.95%, 12/15/34	30,000	31,306
5.20%, 2/15/35	105,000	104,452
5.85%, 1/15/36	35,000	36,023
6.38%, 6/15/37	139,000	146,597
4.63%, 5/15/42	56,000	47,903
4.65%, 1/15/43	16,000	13,686
5.10%, 1/15/44	625,000	558,364
3.13%, 5/15/50	24,000	15,161
3.60%, 3/15/51	24,000	16,429
4.55%, 5/15/52	545,000	434,546
Eli Lilly & Co.
4.50%, 2/9/27	75,000	75,451
5.50%, 3/15/27	25,000	25,591
3.10%, 5/15/27	30,000	29,448
4.50%, 2/9/29	75,000	75,635
3.38%, 3/15/29	70,000	68,073
4.70%, 2/27/33	20,000	19,930
4.70%, 2/9/34	30,000	29,553
4.60%, 8/14/34	25,000	24,408
5.55%, 3/15/37	20,000	20,950
3.70%, 3/1/45	186,000	145,516
3.95%, 5/15/47	301,000	238,980
3.95%, 3/15/49	47,000	36,703
2.25%, 5/15/50	127,000	70,471
4.88%, 2/27/53	61,000	54,275
5.00%, 2/9/54	73,000	66,246
5.05%, 8/14/54	57,000	52,050
4.15%, 3/15/59	69,000	53,370
2.50%, 9/15/60	44,000	23,523
4.95%, 2/27/63	49,000	43,189
5.10%, 2/9/64	73,000	65,944
Embarq LLC
8.00%, 6/1/36	59,000	27,799
Embecta Corp.
5.00%, 2/15/30(b)(e)	20,000	17,829
6.75%, 2/15/30(e)	10,000	9,673
Emerson Electric Co.
2.00%, 12/21/28	69,000	63,895
1.95%, 10/15/30	265,000	233,495
2.80%, 12/21/51	25,000	15,217
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/30(e)	112,000	113,296
6.75%, 7/15/31(e)	20,000	20,480
Enact Holdings, Inc.
6.25%, 5/28/29	43,000	44,221

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
Enbridge Energy Partners LP
7.50%, 4/15/38, Series B(b)	$37,000	$41,873
5.50%, 9/15/40	50,000	46,865
7.38%, 10/15/45	55,000	61,193
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/28(e)	304,000	312,243
Encompass Health Corp.
5.75%, 9/15/25	4,000	4,002
4.50%, 2/1/28	33,000	32,533
4.75%, 2/1/30(b)	47,000	45,829
4.63%, 4/1/31(b)	16,000	15,284
Endo Finance Holdings, Inc.
8.50%, 4/15/31(e)	41,000	42,570
Energizer Holdings, Inc.
4.38%, 3/31/29(e)	60,000	56,451
Energy Transfer LP
5.95%, 12/1/25	25,000	25,081
3.90%, 7/15/26	35,000	34,714
4.20%, 4/15/27	35,000	34,771
4.00%, 10/1/27	45,000	44,434
3.75%, 5/15/30	83,000	78,577
5.75%, 2/15/33	925,000	943,867
5.55%, 5/15/34	223,000	221,640
6.50%, 2/1/42	872,000	876,326
4.95%, 1/15/43	30,000	25,161
5.15%, 2/1/43	88,000	75,566
5.30%, 4/1/44	65,000	56,460
5.35%, 5/15/45	70,000	61,267
6.13%, 12/15/45	583,000	555,609
8.00%, 5/15/54, (8.00% fixed rate until 5/15/29; 5-year Constant Maturity Treasury Rate + 4.02% thereafter)(a)	33,000	34,590
EnerSys
4.38%, 12/15/27(e)	12,000	11,649
6.63%, 1/15/32(e)	12,000	12,265
EnLink Midstream LLC
5.63%, 1/15/28(e)	20,000	20,365
5.38%, 6/1/29	35,000	35,576
6.50%, 9/1/30(e)	41,000	43,436
5.65%, 9/1/34	43,000	42,866
EnLink Midstream Partners LP
4.85%, 7/15/26	30,000	30,039
5.60%, 4/1/44	30,000	26,862
5.05%, 4/1/45	81,000	67,319
5.45%, 6/1/47	45,000	38,724
Enstar Finance LLC
5.50%, 1/15/42, (5.50% fixed rate until 1/15/27; 5-year Constant Maturity Treasury Rate + 4.006% thereafter)(a)	30,000	29,251
Enstar Group Ltd.
4.95%, 6/1/29	36,000	35,797
3.10%, 9/1/31	36,000	31,456
Entegris, Inc.
4.75%, 4/15/29(e)	127,000	123,640
Entergy Arkansas LLC
3.50%, 4/1/26	33,000	32,783
4.00%, 6/1/28	19,000	18,849
5.15%, 1/15/33	9,000	9,079
5.30%, 9/15/33	6,000	6,072
5.45%, 6/1/34	8,000	8,111
4.20%, 4/1/49	36,000	27,971
2.65%, 6/15/51	44,000	25,088
3.35%, 6/15/52	30,000	19,507
5.75%, 6/1/54	26,000	25,102
Entergy Corp.
2.95%, 9/1/26	47,000	46,107
1.90%, 6/15/28	40,000	37,132
2.80%, 6/15/30	42,000	38,215
2.40%, 6/15/31	46,000	40,094
3.75%, 6/15/50	54,000	37,450
7.13%, 12/1/54, (7.125% fixed rate until 12/1/29; 5-year Constant Maturity Treasury Rate + 2.67% thereafter)(a)	84,000	86,156
Entergy Louisiana LLC
2.40%, 10/1/26	22,000	21,462
3.12%, 9/1/27	25,000	24,323
3.25%, 4/1/28	23,000	22,364
1.60%, 12/15/30	6,000	5,114
3.05%, 6/1/31	7,000	6,395
2.35%, 6/15/32	10,000	8,492
4.00%, 3/15/33	15,000	13,941
5.35%, 3/15/34	10,000	10,041
5.15%, 9/15/34	46,000	45,550
3.10%, 6/15/41	33,000	23,608
4.95%, 1/15/45	29,000	25,134
4.20%, 9/1/48	59,000	45,832
4.20%, 4/1/50	66,000	50,928
2.90%, 3/15/51	42,000	25,390
4.75%, 9/15/52	33,000	27,681
5.70%, 3/15/54	46,000	44,008
Entergy Mississippi LLC
2.85%, 6/1/28	21,000	20,126
5.00%, 9/1/33	6,000	5,923
3.85%, 6/1/49	28,000	20,271
3.50%, 6/1/51	24,000	16,129
5.85%, 6/1/54	20,000	19,481
Entergy Texas, Inc.
4.00%, 3/30/29	134,000	132,172
1.75%, 3/15/31	12,000	10,222
4.50%, 3/30/39	26,000	23,172
3.55%, 9/30/49	31,000	21,277
5.00%, 9/15/52	21,000	18,001
5.80%, 9/1/53	23,000	22,178
5.55%, 9/15/54	23,000	21,341
Enterprise Products Operating LLC
2.80%, 1/31/30	445,000	413,592
6.88%, 3/1/33, Series D	105,000	116,130
4.95%, 2/15/35	72,000	70,443
4.85%, 3/15/44	454,000	399,404
4.90%, 5/15/46	64,000	56,011
4.25%, 2/15/48	126,000	99,030
4.80%, 2/1/49	82,000	69,337

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
4.20%, 1/31/50	$30,000	$23,012
3.70%, 1/31/51	49,000	34,311
3.20%, 2/15/52	49,000	31,039
3.30%, 2/15/53	87,000	55,655
EOG Resources, Inc.
4.38%, 4/15/30	100,000	99,189
3.90%, 4/1/35	27,000	24,426
4.95%, 4/15/50	14,000	12,124
EQT Corp.
4.50%, 1/15/29(e)	115,000	112,485
6.38%, 4/1/29(e)	131,000	134,087
7.50%, 6/1/30(e)	151,000	164,150
4.75%, 1/15/31(e)	106,000	102,619
Equifax, Inc.
5.10%, 12/15/27	46,000	46,476
5.10%, 6/1/28	65,000	65,812
2.35%, 9/15/31	100,000	85,883
Equinix Europe 2 Financing Corp. LLC
5.50%, 6/15/34(b)	70,000	71,036
Equinix, Inc.
1.45%, 5/15/26	43,000	41,711
2.90%, 11/18/26	37,000	36,087
1.80%, 7/15/27	31,000	29,379
1.55%, 3/15/28	40,000	37,073
3.20%, 11/18/29	236,000	222,294
2.50%, 5/15/31	201,000	176,701
3.90%, 4/15/32	17,000	15,979
3.00%, 7/15/50	10,000	6,128
2.95%, 9/15/51	45,000	26,979
3.40%, 2/15/52	45,000	29,554
EquipmentShare.com, Inc.
9.00%, 5/15/28(e)	43,000	44,669
8.63%, 5/15/32(e)	25,000	26,253
Equitable Financial Life Global Funding
1.40%, 8/27/27(e)	20,000	18,655
4.88%, 11/19/27(e)	20,000	20,136
5.45%, 3/3/28(e)	12,000	12,312
1.80%, 3/8/28(e)	30,000	27,840
1.75%, 11/15/30(e)	12,000	10,249
Equitable Holdings, Inc.
4.35%, 4/20/28	86,000	85,459
5.59%, 1/11/33	36,000	36,701
5.00%, 4/20/48	171,000	147,045
ERAC USA Finance LLC
3.80%, 11/1/25(e)	35,000	34,864
3.30%, 12/1/26(e)	25,000	24,566
4.60%, 5/1/28(e)	40,000	40,255
5.00%, 2/15/29(e)	30,000	30,546
4.90%, 5/1/33(e)	40,000	39,448
6.70%, 6/1/34(e)	20,000	22,047
5.20%, 10/30/34(e)	30,000	30,130
7.00%, 10/15/37(e)	50,000	56,479
5.63%, 3/15/42(e)	25,000	24,409
4.50%, 2/15/45(e)	30,000	25,140
4.20%, 11/1/46(e)	25,000	19,897
5.40%, 5/1/53(e)	40,000	37,574
ERP Operating LP
3.00%, 7/1/29	150,000	141,732
4.50%, 7/1/44	60,000	50,956
Esab Corp.
6.25%, 4/15/29(e)	29,000	29,535
Essential Utilities, Inc.
2.70%, 4/15/30	155,000	141,241
3.35%, 4/15/50	100,000	63,919
5.30%, 5/1/52	46,000	40,569
Essex Portfolio LP
3.38%, 4/15/26	30,000	29,670
3.63%, 5/1/27	20,000	19,646
1.70%, 3/1/28	30,000	27,763
4.00%, 3/1/29	30,000	29,268
3.00%, 1/15/30	40,000	36,978
1.65%, 1/15/31	20,000	16,775
2.55%, 6/15/31	20,000	17,566
2.65%, 3/15/32	46,000	39,425
5.50%, 4/1/34	30,000	30,179
4.50%, 3/15/48(b)	25,000	20,649
2.65%, 9/1/50	25,000	14,393
Estee Lauder Cos., Inc.
3.15%, 3/15/27	35,000	34,289
4.38%, 5/15/28	50,000	50,069
2.38%, 12/1/29	15,000	13,718
2.60%, 4/15/30	15,000	13,702
1.95%, 3/15/31	10,000	8,587
4.65%, 5/15/33	15,000	14,535
5.00%, 2/14/34(b)	15,000	14,861
6.00%, 5/15/37	15,000	15,759
4.38%, 6/15/45	20,000	15,805
4.15%, 3/15/47	20,000	15,102
3.13%, 12/1/49	55,000	33,703
5.15%, 5/15/53	25,000	22,453
EUSHI Finance, Inc.
7.63%, 12/15/54, (7.625% fixed rate until 12/15/29; 5-year Constant Maturity Treasury Rate + 3.136% thereafter)(a)	20,000	20,518
EverBank Financial Corp.
5.75%, 7/2/25	5,000	4,990
Everest Reinsurance Holdings, Inc.
4.87%, 6/1/44	35,000	30,341
3.50%, 10/15/50	90,000	59,392
3.13%, 10/15/52	90,000	54,233
Evergy Kansas Central, Inc.
2.55%, 7/1/26	25,000	24,535
3.10%, 4/1/27	20,000	19,575
5.90%, 11/15/33	5,000	5,225
4.13%, 3/1/42	24,000	19,569
4.10%, 4/1/43	20,000	15,988
4.25%, 12/1/45	13,000	10,454
3.25%, 9/1/49	46,000	29,925
3.45%, 4/15/50	118,000	79,504
5.70%, 3/15/53	20,000	19,117
Evergy Metro, Inc.
2.25%, 6/1/30, Series 2020	10,000	8,916

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
4.95%, 4/15/33	$5,000	$4,921
5.40%, 4/1/34	6,000	6,030
5.30%, 10/1/41(b)	20,000	18,905
4.20%, 6/15/47	15,000	11,813
4.20%, 3/15/48	15,000	11,680
4.13%, 4/1/49, Series 2019	20,000	15,228
Evergy Missouri West, Inc.
5.15%, 12/15/27(b)(e)	10,000	10,136
5.65%, 6/1/34(e)	22,000	22,196
Evergy, Inc.
2.90%, 9/15/29	55,000	51,272
Eversource Energy
5.45%, 3/1/28	79,000	80,758
4.25%, 4/1/29, Series O	218,000	214,539
3.45%, 1/15/50	85,000	57,539
Exelon Corp.
3.40%, 4/15/26	47,000	46,537
2.75%, 3/15/27	40,000	38,841
5.15%, 3/15/28	62,000	63,107
5.15%, 3/15/29	41,000	41,804
3.35%, 3/15/32	45,000	40,891
5.30%, 3/15/33	59,000	59,721
5.45%, 3/15/34	45,000	45,531
4.95%, 6/15/35(b)	30,000	28,688
5.63%, 6/15/35	45,000	45,454
5.10%, 6/15/45	67,000	59,137
4.45%, 4/15/46	68,000	54,723
4.70%, 4/15/50	68,000	55,453
4.10%, 3/15/52	63,000	46,869
5.60%, 3/15/53	95,000	88,443
Expedia Group, Inc.
3.25%, 2/15/30	225,000	209,902
Extra Space Storage LP
2.40%, 10/15/31	422,000	359,674
Exxon Mobil Corp.
3.45%, 4/15/51	198,000	136,625
F&G Annuities & Life, Inc.
7.40%, 1/13/28	30,000	31,233
6.50%, 6/4/29	31,000	31,711
6.25%, 10/4/34	35,000	33,864
F&G Global Funding
1.75%, 6/30/26(e)	31,000	29,976
2.30%, 4/11/27(e)	16,000	15,306
5.88%, 6/10/27(e)	24,000	24,520
2.00%, 9/20/28(e)	16,000	14,585
FactSet Research Systems, Inc.
2.90%, 3/1/27	30,000	29,098
3.45%, 3/1/32	40,000	36,117
Fair Isaac Corp.
5.25%, 5/15/26(e)	16,000	15,999
4.00%, 6/15/28(e)	65,000	62,722
Farmers Exchange Capital II
6.15%, 11/1/53, (6.151% fixed rate until 11/1/33; 3-month Secured Overnight Financing Rate + 4.006% thereafter)(a)(e)	20,000	18,829
Farmers Exchange Capital III
5.45%, 10/15/54, (5.454% fixed rate until 10/15/34; 3-month Secured Overnight Financing Rate + 3.454% thereafter)(a)(e)	20,000	17,885
Farmers Insurance Exchange
4.75%, 11/1/57, (4.747% fixed rate until 11/1/37; Secured Overnight Financing Rate + 3.231% thereafter)(a)(e)	60,000	48,177
Federal Realty OP LP
3.50%, 6/1/30	85,000	80,326
FedEx Corp.
4.25%, 5/15/30(e)	170,000	165,152
2.40%, 5/15/31(e)	56,000	48,290
4.90%, 1/15/34(e)	210,000	199,130
3.25%, 5/15/41(e)	200,000	138,695
5.10%, 1/15/44(e)	240,000	204,904
4.05%, 2/15/48(e)	196,000	140,987
5.25%, 5/15/50(e)	160,000	137,942
Ferguson Finance PLC
4.50%, 10/24/28(e)	200,000	198,830
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 4/1/26(e)	27,000	26,619
5.88%, 4/1/29(e)	34,000	30,835
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 1/15/29(e)	41,000	38,487
6.75%, 1/15/30(e)	51,000	46,351
Fidelity National Financial, Inc.
4.50%, 8/15/28	28,000	27,734
3.40%, 6/15/30	46,000	42,511
2.45%, 3/15/31	317,000	271,771
3.20%, 9/17/51	41,000	24,626
Fidelity National Information Services, Inc.
1.15%, 3/1/26	77,000	75,056
1.65%, 3/1/28	46,000	42,638
3.75%, 5/21/29	33,000	31,808
2.25%, 3/1/31	351,000	303,745
5.10%, 7/15/32	54,000	54,201
3.10%, 3/1/41	68,000	48,666
4.50%, 8/15/46	29,000	23,208
Fiesta Purchaser, Inc.
7.88%, 3/1/31(e)	20,000	21,065
Fifth Third Bancorp
8.25%, 3/1/38	290,000	339,665
First American Financial Corp.
4.00%, 5/15/30	83,000	78,143
2.40%, 8/15/31	49,000	41,425
First Student Bidco, Inc./First Transit Parent, Inc.
4.00%, 7/31/29(e)	33,000	30,855
FirstCash, Inc.
4.63%, 9/1/28(e)	20,000	19,523
5.63%, 1/1/30(e)	23,000	22,866
6.88%, 3/1/32(e)	20,000	20,516
FirstEnergy Corp.
1.60%, 1/15/26, Series A	18,000	17,664

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
2.65%, 3/1/30	$43,000	$39,074
2.25%, 9/1/30, Series B	32,000	28,075
4.85%, 7/15/47, Series C	66,000	54,532
3.40%, 3/1/50, Series C	79,000	51,731
FirstEnergy Pennsylvania Electric Co.
5.15%, 3/30/26(e)	12,000	12,052
3.25%, 3/15/28(e)	12,000	11,569
5.20%, 4/1/28(e)	17,000	17,291
4.30%, 1/15/29(e)	20,000	19,693
3.60%, 6/1/29(e)	12,000	11,491
FirstEnergy Transmission LLC
2.87%, 9/15/28(e)	20,000	18,928
5.45%, 7/15/44(e)	16,000	15,088
4.55%, 4/1/49(e)	20,000	16,831
Fiserv, Inc.
2.25%, 6/1/27	412,000	394,397
2.65%, 6/1/30	576,000	521,169
5.45%, 3/15/34	95,000	95,365
4.40%, 7/1/49	194,000	152,444
Five Corners Funding Trust II
2.85%, 5/15/30(e)	265,000	244,305
Flex Intermediate Holdco LLC
3.36%, 6/30/31(e)	33,000	28,880
4.32%, 12/30/39(e)	18,000	13,800
Flex Ltd.
3.75%, 2/1/26	39,000	38,707
6.00%, 1/15/28	23,000	23,621
4.88%, 6/15/29	37,000	36,896
4.88%, 5/12/30	46,000	45,698
5.25%, 1/15/32	36,000	35,870
Florida Gas Transmission Co. LLC
2.55%, 7/1/30(e)	20,000	17,930
2.30%, 10/1/31(e)	31,000	26,406
Florida Power & Light Co.
5.05%, 4/1/28	4,000	4,089
3.15%, 10/1/49	426,000	280,136
2.88%, 12/4/51	294,000	180,746
Flowserve Corp.
3.50%, 10/1/30	79,000	73,022
2.80%, 1/15/32	35,000	29,713
Fluor Corp.
4.25%, 9/15/28	25,000	24,382
FMC Corp.
5.15%, 5/18/26	31,000	31,196
3.20%, 10/1/26	31,000	30,313
3.45%, 10/1/29	36,000	33,176
5.65%, 5/18/33	36,000	34,705
4.50%, 10/1/49	45,000	32,060
6.38%, 5/18/53	45,000	41,442
FMR LLC
7.57%, 6/15/29(e)	153,000	169,516
Focus Financial Partners LLC
6.75%, 9/15/31(e)	40,000	40,490
Ford Motor Co.
4.35%, 12/8/26	368,000	363,024
6.63%, 10/1/28	28,000	29,193
9.63%, 4/22/30	134,000	152,187
7.45%, 7/16/31	76,000	80,824
3.25%, 2/12/32	179,000	147,914
6.10%, 8/19/32	125,000	122,145
4.75%, 1/15/43(b)	519,000	390,165
7.40%, 11/1/46	45,000	45,773
5.29%, 12/8/46	128,000	101,050
Ford Motor Credit Co. LLC
4.95%, 5/28/27	585,000	576,182
4.13%, 8/17/27	547,000	527,847
6.50%, 2/7/35	265,000	258,775
Fortive Corp.
3.15%, 6/15/26	55,000	54,193
4.30%, 6/15/46	51,000	40,445
Fortrea Holdings, Inc.
7.50%, 7/1/30(b)(e)	28,000	23,348
Fortress Intermediate 3, Inc.
7.50%, 6/1/31(e)	34,000	35,178
Fortress Transportation & Infrastructure Investors LLC
5.50%, 5/1/28(e)	41,000	40,631
7.88%, 12/1/30(e)	20,000	21,032
7.00%, 5/1/31(e)	123,000	125,977
Fortune Brands Innovations, Inc.
3.25%, 9/15/29	50,000	46,991
4.00%, 3/25/32	32,000	29,543
5.88%, 6/1/33	43,000	44,192
4.50%, 3/25/52	69,000	53,243
Foundry JV Holdco LLC
5.88%, 1/25/34(e)	200,000	200,691
6.25%, 1/25/35(e)	228,000	235,005
Fox Corp.
4.71%, 1/25/29	171,000	171,461
6.50%, 10/13/33	16,000	17,137
5.58%, 1/25/49	275,000	252,426
Franklin Resources, Inc.
1.60%, 10/30/30(b)	36,000	30,706
Fred Hutchinson Cancer Center
4.97%, 1/1/52, Series 2022	20,000	17,326
Freedom Mortgage Corp.
7.63%, 5/1/26(e)	21,000	20,984
6.63%, 1/15/27(e)	22,000	21,971
12.00%, 10/1/28(e)	53,000	57,013
12.25%, 10/1/30(e)	20,000	22,107
Freedom Mortgage Holdings LLC
9.25%, 2/1/29(e)	32,000	33,024
9.13%, 5/15/31(e)	17,000	17,377
Freeport-McMoRan, Inc.
5.00%, 9/1/27	30,000	30,031
4.13%, 3/1/28	30,000	29,515
4.38%, 8/1/28	25,000	24,798
5.25%, 9/1/29(b)	35,000	35,335
4.25%, 3/1/30	30,000	29,092
4.63%, 8/1/30	40,000	39,393
5.40%, 11/14/34	65,000	65,001
5.45%, 3/15/43	155,000	143,735

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
Frontier Communications Holdings LLC
5.88%, 10/15/27(e)	$46,000	$46,140
5.00%, 5/1/28(e)	62,000	61,917
6.75%, 5/1/29(e)	40,000	40,594
5.88%, 11/1/29	30,000	30,343
6.00%, 1/15/30(e)	40,000	40,546
8.75%, 5/15/30(e)	48,000	50,505
8.63%, 3/15/31(e)	30,000	31,970
Frontier Florida LLC
6.86%, 2/1/28, Series E	12,000	12,377
Frontier North, Inc.
6.73%, 2/15/28, Series G	12,000	12,322
FS KKR Capital Corp.
3.40%, 1/15/26	61,000	60,305
2.63%, 1/15/27	24,000	22,891
3.25%, 7/15/27	30,000	28,506
3.13%, 10/12/28	80,000	72,486
7.88%, 1/15/29	24,000	25,149
GA Global Funding Trust
1.63%, 1/15/26(e)	27,000	26,497
5.50%, 1/8/29(e)	150,000	153,073
Gap, Inc.
3.63%, 10/1/29(e)	31,000	28,425
3.88%, 10/1/31(b)(e)	32,000	28,299
Garrett Motion Holdings, Inc./Garrett LX I SARL
7.75%, 5/31/32(e)	33,000	33,706
Gartner, Inc.
4.50%, 7/1/28(e)	33,000	32,666
3.63%, 6/15/29(e)	25,000	23,750
3.75%, 10/1/30(e)	33,000	30,851
GATX Corp.
3.25%, 9/15/26	70,000	68,690
5.40%, 3/15/27	20,000	20,233
3.85%, 3/30/27	20,000	19,714
3.50%, 3/15/28	20,000	19,441
4.55%, 11/7/28	20,000	19,924
4.70%, 4/1/29	35,000	34,980
4.00%, 6/30/30	35,000	33,537
1.90%, 6/1/31	29,000	24,308
3.50%, 6/1/32	30,000	26,962
4.90%, 3/15/33	30,000	29,209
5.45%, 9/15/33	30,000	30,107
6.05%, 3/15/34	20,000	20,804
6.90%, 5/1/34	35,000	38,245
5.20%, 3/15/44	25,000	22,323
3.10%, 6/1/51	158,000	95,258
6.05%, 6/5/54	31,000	30,212
GCI LLC
4.75%, 10/15/28(e)	128,000	120,682
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	505,000	479,523
GE HealthCare Technologies, Inc.
5.86%, 3/15/30	159,000	166,559
5.91%, 11/22/32	339,000	356,449
Gen Digital, Inc.
6.75%, 9/30/27(e)	37,000	37,679
7.13%, 9/30/30(e)	70,000	72,391
General Dynamics Corp.
2.63%, 11/15/27	32,000	30,874
3.75%, 5/15/28	64,000	63,452
4.25%, 4/1/40	174,000	152,262
3.60%, 11/15/42	11,000	8,619
General Electric Co.
5.88%, 1/14/38	25,000	26,207
General Mills, Inc.
4.70%, 1/30/27	31,000	31,135
3.20%, 2/10/27	46,000	45,151
4.20%, 4/17/28	86,000	85,601
5.50%, 10/17/28	31,000	31,979
2.88%, 4/15/30	54,000	49,731
4.70%, 4/17/48	40,000	33,550
3.00%, 2/1/51	196,000	121,924
General Motors Co.
6.60%, 4/1/36	309,000	319,198
5.40%, 4/1/48(b)	69,000	58,173
5.95%, 4/1/49	9,000	8,123
General Motors Financial Co., Inc.
4.35%, 1/17/27	419,000	415,315
3.60%, 6/21/30	2,790,000	2,571,237
Genesee & Wyoming, Inc.
6.25%, 4/15/32(e)	29,000	29,548
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 2/1/28	28,000	28,251
8.25%, 1/15/29	25,000	25,929
8.88%, 4/15/30	2,000	2,105
7.88%, 5/15/32	34,000	34,579
Genuine Parts Co.
6.50%, 11/1/28	26,000	27,498
1.88%, 11/1/30	36,000	30,727
2.75%, 2/1/32	36,000	30,934
6.88%, 11/1/33	27,000	29,626
Genworth Holdings, Inc.
6.50%, 6/15/34	15,000	14,467
GEO Group, Inc.
8.63%, 4/15/29	27,000	28,580
10.25%, 4/15/31	26,000	28,528
George Washington University
4.30%, 9/15/44, Series 2014	20,000	16,606
4.87%, 9/15/45, Series 2015	23,000	20,474
4.13%, 9/15/48, Series 2018	52,000	40,590
Georgetown University
4.32%, 4/1/49, Series B	37,000	29,255
2.94%, 4/1/50, Series 20A	23,000	14,360
5.12%, 4/1/53(b)	17,000	15,339
5.22%, 10/1/18, Series A	13,000	11,188
Georgia Power Co.
3.25%, 3/15/51, Series A	49,000	32,459
Georgia-Pacific LLC
0.95%, 5/15/26(e)	219,000	211,847

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
GFL Environmental, Inc.
4.00%, 8/1/28(e)	$31,000	$29,840
3.50%, 9/1/28(e)	31,000	29,575
4.75%, 6/15/29(e)	31,000	30,280
4.38%, 8/15/29(e)	23,000	22,099
6.75%, 1/15/31(e)	41,000	42,630
Gilead Sciences, Inc.
2.95%, 3/1/27	75,000	73,581
1.20%, 10/1/27(b)	45,000	42,111
1.65%, 10/1/30	70,000	60,476
5.25%, 10/15/33	70,000	71,253
5.10%, 6/15/35	88,000	87,598
4.60%, 9/1/35	90,000	86,185
4.00%, 9/1/36	70,000	62,843
2.60%, 10/1/40	90,000	63,051
5.65%, 12/1/41	90,000	89,542
4.80%, 4/1/44	160,000	142,738
4.50%, 2/1/45	160,000	136,677
4.75%, 3/1/46	204,000	178,849
4.15%, 3/1/47	160,000	128,162
2.80%, 10/1/50	135,000	82,410
5.55%, 10/15/53	90,000	86,459
5.50%, 11/15/54	88,000	84,206
5.60%, 11/15/64	60,000	57,285
Glatfelter Corp.
4.75%, 11/15/29(e)	20,000	17,007
Global Atlantic Fin Co.
4.40%, 10/15/29(e)	37,000	35,587
3.13%, 6/15/31(e)	27,000	23,514
7.95%, 6/15/33(e)	27,000	30,124
4.70%, 10/15/51, (4.70% fixed rate until 10/15/26; 5-year Constant Maturity Treasury Rate + 3.796% thereafter)(a)(e)	31,000	30,090
6.75%, 3/15/54(e)	31,000	30,683
Global Infrastructure Solutions, Inc.
5.63%, 6/1/29(e)	16,000	15,626
7.50%, 4/15/32(e)	12,000	11,967
Global Partners LP/GLP Finance Corp.
7.00%, 8/1/27	16,000	16,054
6.88%, 1/15/29	14,000	14,095
8.25%, 1/15/32(e)	21,000	21,904
Global Payments, Inc.
4.45%, 6/1/28	100,000	99,137
5.95%, 8/15/52	279,000	259,775
Globe Life, Inc.
4.55%, 9/15/28	34,000	33,971
2.15%, 8/15/30	29,000	25,226
4.80%, 6/15/32	29,000	28,233
5.85%, 9/15/34	31,000	31,576
GLP Capital LP/GLP Financing II, Inc.
5.38%, 4/15/26	61,000	60,911
5.75%, 6/1/28	194,000	197,730
5.30%, 1/15/29	47,000	47,186
4.00%, 1/15/30	49,000	46,339
4.00%, 1/15/31	49,000	45,609
3.25%, 1/15/32	56,000	48,545
6.75%, 12/1/33	28,000	29,433
5.63%, 9/15/34	72,000	70,378
6.25%, 9/15/54	36,000	34,179
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/1/27(e)	25,000	24,879
3.50%, 3/1/29(e)	33,000	30,853
Goldman Sachs Bank USA
5.28%, 3/18/27, (5.283% fixed rate until 3/18/26; Secured Overnight Financing Rate + 0.777% thereafter)(a)	124,000	124,533
5.41%, 5/21/27, (5.414% fixed rate until 5/21/26; Secured Overnight Financing Rate + 0.75% thereafter)(a)	146,000	147,097
Goldman Sachs Capital I
6.35%, 2/15/34	99,000	101,455
Goldman Sachs Group, Inc.
3.50%, 11/16/26	151,000	148,847
5.95%, 1/15/27	51,000	52,341
1.43%, 3/9/27, (1.431% fixed rate until 3/9/26; Secured Overnight Financing Rate + 0.798% thereafter)(a)	165,000	160,872
4.39%, 6/15/27, (4.387% fixed rate until 6/15/26; Secured Overnight Financing Rate + 1.51% thereafter)(a)	38,000	37,893
1.95%, 10/21/27, (1.948% fixed rate until 10/21/26; Secured Overnight Financing Rate + 0.913% thereafter)(a)	234,000	225,429
2.64%, 2/24/28, (2.64% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.114% thereafter)(a)	165,000	159,452
3.62%, 3/15/28, (3.615% fixed rate until 3/15/27; Secured Overnight Financing Rate + 1.846% thereafter)(a)	179,000	175,816
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month Secured Overnight Financing Rate + 1.772% thereafter)(a)	137,000	134,504
4.48%, 8/23/28, (4.482% fixed rate until 8/23/27; Secured Overnight Financing Rate + 1.725% thereafter)(a)	137,000	136,582
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.420% thereafter)(a)	137,000	134,095
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(a)	47,000	46,536
6.48%, 10/24/29, (6.484% fixed rate until 10/24/28; Secured Overnight Financing Rate + 1.77% thereafter)(a)	151,000	159,320
2.60%, 2/7/30	41,000	37,477
3.80%, 3/15/30	51,000	49,224
5.73%, 4/25/30, (5.727% fixed rate until 4/25/29; Secured Overnight Financing Rate + 1.265% thereafter)(a)	154,000	159,268

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
5.05%, 7/23/30, (5.049% fixed rate until 7/23/29; Secured Overnight Financing Rate + 1.21% thereafter)(a)	$137,000	$138,264
4.69%, 10/23/30, (4.692% fixed rate until 10/23/29; Secured Overnight Financing Rate + 1.135% thereafter)(a)	94,000	93,665
1.99%, 1/27/32, (1.992% fixed rate until 1/27/31; Secured Overnight Financing Rate + 1.09% thereafter)(a)	51,000	43,447
2.62%, 4/22/32, (2.615% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.281% thereafter)(a)	76,000	66,714
2.38%, 7/21/32, (2.383% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.248% thereafter)(a)	82,000	70,617
2.65%, 10/21/32, (2.65% fixed rate until 10/21/31; Secured Overnight Financing Rate + 1.264% thereafter)(a)	61,000	53,017
6.13%, 2/15/33(b)	21,000	22,671
3.10%, 2/24/33, (3.102% fixed rate until 2/24/32; Secured Overnight Financing Rate + 1.41% thereafter)(a)	82,000	72,444
6.56%, 10/24/34, (6.561% fixed rate until 10/24/33; Secured Overnight Financing Rate + 1.95% thereafter)(a)	25,000	27,278
5.85%, 4/25/35, (5.851% fixed rate until 4/25/34; Secured Overnight Financing Rate + 1.552% thereafter)(a)	51,000	52,587
5.33%, 7/23/35, (5.33% fixed rate until 7/23/34; Secured Overnight Financing Rate + 1.55% thereafter)(a)	61,000	60,574
5.02%, 10/23/35, (5.016% fixed rate until 10/23/34; Secured Overnight Financing Rate + 1.42% thereafter)(a)	95,000	92,019
6.45%, 5/1/36(b)	162,000	170,708
6.75%, 10/1/37	493,000	530,624
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month Secured Overnight Financing Rate + 1.635% thereafter)(a)	163,000	138,905
4.41%, 4/23/39, (4.411% fixed rate until 4/23/38; 3-month Secured Overnight Financing Rate + 1.692% thereafter)(a)	98,000	86,097
6.25%, 2/1/41	163,000	170,341
3.21%, 4/22/42, (3.21% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.513% thereafter)(a)	143,000	104,272
2.91%, 7/21/42, (2.908% fixed rate until 7/21/41; Secured Overnight Financing Rate + 1.472% thereafter)(a)	95,000	66,196
3.44%, 2/24/43, (3.436% fixed rate until 2/24/42; Secured Overnight Financing Rate + 1.632% thereafter)(a)	124,000	92,127
4.80%, 7/8/44	114,000	99,756
5.15%, 5/22/45	215,000	189,565
4.75%, 10/21/45	129,000	111,791
5.56%, 11/19/45, (5.561% fixed rate until 11/19/44; Secured Overnight Financing Rate + 1.58% thereafter)(a)	165,000	158,185
5.73%, 1/28/56, (5.734% fixed rate until 1/28/55; Secured Overnight Financing Rate + 1.696% thereafter)(a)	250,000	243,126
Golub Capital BDC, Inc.
2.50%, 8/24/26(b)	37,000	35,853
2.05%, 2/15/27	21,000	19,849
7.05%, 12/5/28	27,000	28,239
6.00%, 7/15/29	42,000	42,524
GoTo Group, Inc.
5.50%, 5/1/28(e)	17,000	5,628
5.50%, 5/1/28(e)	15,000	12,548
GrafTech Finance, Inc.
4.63%, 12/23/29(e)	20,000	12,667
GrafTech Global Enterprises, Inc.
9.88%, 12/23/29(e)	18,000	14,216
Grand Canyon University
5.13%, 10/1/28	39,000	37,088
Graphic Packaging International LLC
3.50%, 3/15/28(e)	68,000	64,674
Gray Media, Inc.
7.00%, 5/15/27(e)	31,000	30,798
10.50%, 7/15/29(e)	54,000	57,483
4.75%, 10/15/30(e)	53,000	38,395
5.38%, 11/15/31(e)	66,000	47,189
Griffon Corp.
5.75%, 3/1/28	58,000	57,717
Group 1 Automotive, Inc.
4.00%, 8/15/28(e)	48,000	46,030
Guardian Life Global Funding
0.88%, 12/10/25(e)	21,000	20,606
1.25%, 5/13/26(e)	12,000	11,663
3.25%, 3/29/27(e)	14,000	13,737
1.40%, 7/6/27(e)	17,000	15,985
5.55%, 10/28/27(e)	19,000	19,475
1.25%, 11/19/27(e)	21,000	19,461
1.63%, 9/16/28(e)	12,000	10,989
5.74%, 10/2/28(e)	17,000	17,680
Guardian Life Insurance Co. of America
4.88%, 6/19/64(e)	19,000	15,969
3.70%, 1/22/70(b)(e)	32,000	20,957
4.85%, 1/24/77(e)	24,000	19,458
GXO Logistics, Inc.
1.65%, 7/15/26	24,000	23,124
6.25%, 5/6/29	43,000	44,107
2.65%, 7/15/31	29,000	24,585
6.50%, 5/6/34	46,000	47,114
H&E Equipment Services, Inc.
3.88%, 12/15/28(e)	100,000	100,969
HA Sustainable Infrastructure Capital, Inc.
6.38%, 7/1/34	49,000	47,924
Hackensack Meridian Health, Inc.
2.68%, 9/1/41, Series 2020	10,000	6,802
4.21%, 7/1/48	76,000	60,276

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
2.88%, 9/1/50, Series 2020	$10,000	$6,119
4.50%, 7/1/57	6,000	4,793
Haleon U.S. Capital LLC
3.63%, 3/24/32	420,000	389,373
Halliburton Co.
3.80%, 11/15/25	25,000	24,918
2.92%, 3/1/30	70,000	64,315
4.85%, 11/15/35	110,000	103,758
6.70%, 9/15/38	70,000	75,349
7.45%, 9/15/39	90,000	102,751
4.50%, 11/15/41	75,000	62,227
4.75%, 8/1/43	80,000	67,790
5.00%, 11/15/45	65,000	55,976
Hanesbrands, Inc.
9.00%, 2/15/31(b)(e)	25,000	26,427
Harley-Davidson Financial Services, Inc.
3.05%, 2/14/27(e)	20,000	19,208
6.50%, 3/10/28(e)	29,000	29,634
Harley-Davidson, Inc.
4.63%, 7/28/45	38,000	29,800
Hartford HealthCare Corp.
3.45%, 7/1/54	50,000	33,984
Hartford Insurance Group, Inc.
2.80%, 8/19/29	45,000	41,962
5.95%, 10/15/36	25,000	25,825
6.10%, 10/1/41	35,000	35,511
4.30%, 4/15/43	25,000	20,646
4.40%, 3/15/48	45,000	36,950
3.60%, 8/19/49	70,000	50,084
2.90%, 9/15/51	55,000	33,633
Harvest Midstream I LP
7.50%, 9/1/28(e)	33,000	33,544
7.50%, 5/15/32(e)	20,000	20,643
Hasbro, Inc.
3.55%, 11/19/26	42,000	41,287
3.50%, 9/15/27	31,000	30,157
3.90%, 11/19/29	64,000	61,074
6.05%, 5/14/34	36,000	36,509
6.35%, 3/15/40	47,000	47,153
5.10%, 5/15/44	27,000	23,037
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 6/15/26(e)	41,000	39,926
8.00%, 6/15/27(e)	31,000	31,982
3.75%, 9/15/30(b)(e)	15,000	13,375
Hawaiian Airlines Pass-Through Certificates
3.90%, 1/15/26, Series 2013-1, Class 1A	2,462	2,396
HCA, Inc.
5.25%, 6/15/26	94,000	94,104
5.38%, 9/1/26	62,000	62,286
4.50%, 2/15/27	75,000	74,795
3.13%, 3/15/27	62,000	60,461
5.20%, 6/1/28	62,000	62,898
5.63%, 9/1/28	94,000	96,157
3.38%, 3/15/29	31,000	29,499
3.50%, 9/1/30	188,000	175,401
5.45%, 4/1/31	122,000	124,296
2.38%, 7/15/31	59,000	50,507
3.63%, 3/15/32	139,000	126,274
5.50%, 6/1/33	87,000	87,861
5.60%, 4/1/34	91,000	91,533
5.45%, 9/15/34	113,000	112,123
5.13%, 6/15/39	90,000	82,637
4.38%, 3/15/42	383,000	309,564
5.50%, 6/15/47	135,000	122,446
5.25%, 6/15/49	180,000	155,850
3.50%, 7/15/51	135,000	86,672
4.63%, 3/15/52	180,000	141,133
5.90%, 6/1/53	90,000	84,546
6.00%, 4/1/54	135,000	128,290
5.95%, 9/15/54	90,000	84,907
6.10%, 4/1/64	63,000	59,554
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 6/1/30(e)	66,000	58,408
5.45%, 6/15/34(e)	34,000	34,101
3.20%, 6/1/50(e)	16,000	10,009
5.88%, 6/15/54(e)	47,000	44,387
Healthcare Realty Holdings LP
2.00%, 3/15/31	232,000	195,212
HealthEquity, Inc.
4.50%, 10/1/29(e)	25,000	23,939
Healthpeak OP LLC
3.00%, 1/15/30	428,000	396,361
HEICO Corp.
5.25%, 8/1/28	37,000	37,819
5.35%, 8/1/33	43,000	43,474
Herc Holdings, Inc.
5.50%, 7/15/27(e)	49,000	48,673
Hershey Co.
2.30%, 8/15/26	309,000	302,202
2.65%, 6/1/50	29,000	17,199
Hertz Corp.
4.63%, 12/1/26(e)	20,000	17,644
5.00%, 12/1/29(b)(e)	41,000	27,942
Hess Corp.
4.30%, 4/1/27	60,000	59,789
7.88%, 10/1/29	35,000	39,214
7.30%, 8/15/31	45,000	50,456
7.13%, 3/15/33	42,000	46,807
6.00%, 1/15/40	70,000	72,071
5.80%, 4/1/47	45,000	43,491
Hess Midstream Operations LP
5.13%, 6/15/28(e)	23,000	22,748
6.50%, 6/1/29(e)	24,000	24,542
4.25%, 2/15/30(e)	31,000	29,565
5.50%, 10/15/30(e)	16,000	15,824
Hewlett Packard Enterprise Co.
5.25%, 7/1/28	34,000	34,648
4.55%, 10/15/29	100,000	99,203
4.85%, 10/15/31	90,000	89,291
5.00%, 10/15/34	144,000	140,285
6.20%, 10/15/35	64,000	66,512

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
6.35%, 10/15/45	$253,000	$253,235
5.60%, 10/15/54	49,000	45,754
HF Sinclair Corp.
6.38%, 4/15/27	15,000	15,171
5.00%, 2/1/28	30,000	29,865
4.50%, 10/1/30	23,000	22,033
Highmark, Inc.
1.45%, 5/10/26(e)	64,000	62,006
2.55%, 5/10/31(e)	22,000	18,773
Highwoods Realty LP
3.88%, 3/1/27	20,000	19,559
4.13%, 3/15/28	194,000	188,943
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/1/28(e)	25,000	24,758
5.75%, 2/1/29(e)	54,000	51,671
6.00%, 4/15/30(e)	21,000	19,953
6.00%, 2/1/31(e)	25,000	23,148
6.25%, 4/15/32(e)	21,000	19,214
6.88%, 5/15/34(e)	17,000	15,443
Hillenbrand, Inc.
5.00%, 9/15/26	15,000	14,940
6.25%, 2/15/29	20,000	20,082
3.75%, 3/1/31	14,000	12,285
Hilton Domestic Operating Co., Inc.
3.63%, 2/15/32(e)	208,000	185,260
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/1/29(e)	43,000	40,437
4.88%, 7/1/31(e)	20,000	17,942
6.63%, 1/15/32(e)	65,000	64,985
Historic TW, Inc.
8.30%, 1/15/36(a)	6,000	6,592
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 6/1/29(e)	95,000	78,045
Hologic, Inc.
4.63%, 2/1/28(e)	16,000	15,813
3.25%, 2/15/29(e)	49,000	46,900
Home Depot, Inc.
2.50%, 4/15/27	405,000	393,142
2.70%, 4/15/30	184,000	170,272
1.88%, 9/15/31	18,000	15,360
4.50%, 9/15/32	210,000	208,230
5.88%, 12/16/36	1,131,000	1,196,124
3.13%, 12/15/49	8,000	5,241
2.38%, 3/15/51	137,000	75,226
2.75%, 9/15/51	116,000	69,090
3.63%, 4/15/52	98,000	69,486
3.50%, 9/15/56	219,000	147,778
5.40%, 6/25/64	33,000	30,810
Honeywell International, Inc.
2.50%, 11/1/26	10,000	9,744
1.10%, 3/1/27	75,000	70,979
4.95%, 2/15/28	35,000	35,600
4.25%, 1/15/29	55,000	54,789
2.70%, 8/15/29	15,000	14,015
4.88%, 9/1/29	10,000	10,184
1.95%, 6/1/30	20,000	17,708
1.75%, 9/1/31	30,000	25,257
4.95%, 9/1/31	10,000	10,164
5.00%, 2/15/33	25,000	25,073
4.50%, 1/15/34	20,000	19,253
5.00%, 3/1/35	35,000	34,740
5.70%, 3/15/36	20,000	20,653
5.70%, 3/15/37	25,000	25,750
5.38%, 3/1/41	23,000	22,739
3.81%, 11/21/47	24,000	18,038
2.80%, 6/1/50	41,000	25,209
5.25%, 3/1/54	95,000	88,145
5.35%, 3/1/64	119,000	108,614
Horizon Mutual Holdings, Inc.
6.20%, 11/15/34(e)	24,000	23,305
Hormel Foods Corp.
4.80%, 3/30/27	35,000	35,331
1.70%, 6/3/28	52,000	48,255
1.80%, 6/11/30	21,000	18,515
3.05%, 6/3/51	29,000	18,460
Host Hotels & Resorts LP
4.50%, 2/1/26, Series F	25,000	24,926
3.38%, 12/15/29, Series H	46,000	42,623
3.50%, 9/15/30, Series I	54,000	49,269
2.90%, 12/15/31, Series J	32,000	27,464
5.70%, 7/1/34	114,000	112,277
Howard Hughes Corp.
5.38%, 8/1/28(e)	51,000	50,194
4.13%, 2/1/29(e)	27,000	25,400
4.38%, 2/1/31(e)	27,000	24,569
Howard Midstream Energy Partners LLC
8.88%, 7/15/28(e)	22,000	23,049
Howard University
5.21%, 10/1/52, Series 22A	27,000	23,076
Howmet Aerospace, Inc.
5.90%, 2/1/27	39,000	39,905
6.75%, 1/15/28	18,000	18,993
3.00%, 1/15/29	43,000	40,926
5.95%, 2/1/37	57,000	59,819
HP, Inc.
1.45%, 6/17/26	32,000	30,962
3.00%, 6/17/27	62,000	60,000
4.75%, 1/15/28	55,000	55,175
4.00%, 4/15/29	71,000	68,815
3.40%, 6/17/30	36,000	33,322
2.65%, 6/17/31	71,000	61,543
4.20%, 4/15/32	48,000	44,917
5.50%, 1/15/33	79,000	78,783
6.00%, 9/15/41	109,000	106,582
HSBC USA, Inc.
5.29%, 3/4/27	1,873,000	1,901,148
HUB International Ltd.
5.63%, 12/1/29(e)	22,000	21,853
7.25%, 6/15/30(e)	132,000	137,642

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
7.38%, 1/31/32(e)	$76,000	$79,443
Hubbell, Inc.
3.35%, 3/1/26	24,000	23,776
3.15%, 8/15/27	18,000	17,476
3.50%, 2/15/28	27,000	26,345
2.30%, 3/15/31	21,000	18,333
Hudson Pacific Properties LP
5.95%, 2/15/28	23,000	19,802
Hughes Satellite Systems Corp.
5.25%, 8/1/26	30,000	27,197
6.63%, 8/1/26	30,000	21,037
Humana, Inc.
1.35%, 2/3/27	45,000	42,860
3.95%, 3/15/27(b)	35,000	34,753
5.75%, 3/1/28	30,000	30,802
5.75%, 12/1/28	30,000	30,986
3.70%, 3/23/29	45,000	43,244
3.13%, 8/15/29	35,000	32,614
4.88%, 4/1/30	35,000	34,837
5.38%, 4/15/31	90,000	90,644
2.15%, 2/3/32	55,000	45,084
5.88%, 3/1/33	54,000	54,876
5.95%, 3/15/34	60,000	60,966
4.63%, 12/1/42	49,000	39,806
4.95%, 10/1/44	70,000	58,528
4.80%, 3/15/47	35,000	28,026
3.95%, 8/15/49	45,000	31,314
5.50%, 3/15/53	64,000	55,643
5.75%, 4/15/54	90,000	80,999
Hunt Cos., Inc.
5.25%, 4/15/29(e)	26,000	25,294
Huntington Bancshares, Inc.
4.44%, 8/4/28, (4.443% fixed rate until 8/4/27; Secured Overnight Financing Rate + 1.97% thereafter)(a)	225,000	224,666
2.49%, 8/15/36, (2.487% fixed rate until 8/15/31; 5-year Constant Maturity Treasury Rate + 1.17% thereafter)(a)	321,000	266,152
Huntington Ingalls Industries, Inc.
3.48%, 12/1/27	37,000	36,035
2.04%, 8/16/28	37,000	34,124
4.20%, 5/1/30	46,000	44,417
Huntsman International LLC
4.50%, 5/1/29	46,000	43,095
2.95%, 6/15/31	73,000	60,245
Hyatt Hotels Corp.
4.38%, 9/15/28	84,000	82,937
5.75%, 4/23/30	75,000	76,422
Hyundai Capital America
1.80%, 10/15/25(e)	30,000	29,675
1.30%, 1/8/26(e)	35,000	34,282
5.50%, 3/30/26(e)	74,000	74,381
1.50%, 6/15/26(e)	35,000	33,801
5.65%, 6/26/26(e)	30,000	30,253
1.65%, 9/17/26(e)	40,000	38,409
5.95%, 9/21/26(e)	30,000	30,398
2.75%, 9/27/26(d)	120,000	116,788
3.50%, 11/2/26(e)	30,000	29,448
5.25%, 1/8/27(e)	40,000	40,213
3.00%, 2/10/27(e)	20,000	19,399
5.30%, 3/19/27(e)	35,000	35,236
2.38%, 10/15/27(e)	25,000	23,593
1.80%, 1/10/28(e)	25,000	23,136
5.60%, 3/30/28(e)	35,000	35,626
2.00%, 6/15/28(e)	44,000	40,331
5.68%, 6/26/28(e)	40,000	40,776
2.10%, 9/15/28(e)	35,000	31,980
6.10%, 9/21/28(e)	35,000	36,148
5.30%, 1/8/29(e)	30,000	30,252
6.50%, 1/16/29(e)	30,000	31,364
5.35%, 3/19/29(e)	20,000	20,198
5.80%, 4/1/30(e)	20,000	20,531
6.38%, 4/8/30(e)	25,000	26,242
5.70%, 6/26/30(e)	20,000	20,455
6.20%, 9/21/30(e)	20,000	20,917
5.40%, 1/8/31(e)	20,000	20,157
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00%, 6/15/30	118,000	107,153
Idaho Power Co.
4.20%, 3/1/48, Series K	22,000	17,307
5.50%, 3/15/53	38,000	35,074
5.80%, 4/1/54	23,000	22,334
IDEX Corp.
3.00%, 5/1/30	35,000	32,242
2.63%, 6/15/31	368,000	323,375
iHeartCommunications, Inc.
9.13%, 5/1/29(e)	38,000	31,881
7.00%, 1/15/31(e)	32,000	23,570
Illinois Tool Works, Inc.
2.65%, 11/15/26	69,000	67,628
4.88%, 9/15/41	32,000	29,534
3.90%, 9/1/42	54,000	43,592
Illumina, Inc.
5.80%, 12/12/25	30,000	30,110
5.75%, 12/13/27	30,000	30,630
2.55%, 3/23/31	35,000	30,184
Imola Merger Corp.
4.75%, 5/15/29(e)	70,000	67,132
Indiana Michigan Power Co.
3.25%, 5/1/51	97,000	61,693
Indianapolis Power & Light Co.
5.70%, 4/1/54(e)	14,000	13,364
Ingersoll Rand, Inc.
5.40%, 8/14/28	30,000	30,820
5.18%, 6/15/29	53,000	54,058
5.31%, 6/15/31	35,000	35,852
5.70%, 8/14/33	72,000	74,128
5.45%, 6/15/34	68,000	68,707
5.70%, 6/15/54	62,000	59,817
Ingevity Corp.
3.88%, 11/1/28(e)	29,000	27,315

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
Ingredion, Inc.
3.20%, 10/1/26	$30,000	$29,459
2.90%, 6/1/30	43,000	39,572
3.90%, 6/1/50	37,000	26,815
Insight Enterprises, Inc.
6.63%, 5/15/32(e)	25,000	25,497
Integris Baptist Medical Center, Inc.
3.88%, 8/15/50, Series A	35,000	24,468
Intel Corp.
3.15%, 5/11/27	412,000	400,839
2.45%, 11/15/29	168,000	152,038
5.13%, 2/10/30	164,000	166,125
4.25%, 12/15/42	85,000	65,766
5.63%, 2/10/43	534,000	491,482
4.10%, 5/19/46	113,000	82,096
4.10%, 5/11/47	357,000	257,903
3.73%, 12/8/47	10,000	6,799
3.25%, 11/15/49	180,000	110,126
4.75%, 3/25/50	203,000	159,881
3.05%, 8/12/51	61,000	35,079
4.90%, 8/5/52	158,000	126,116
5.70%, 2/10/53	180,000	161,740
5.60%, 2/21/54	104,000	92,522
3.10%, 2/15/60	49,000	26,443
4.95%, 3/25/60	103,000	80,070
3.20%, 8/12/61	180,000	98,674
5.05%, 8/5/62	12,000	9,416
5.90%, 2/10/63	147,000	133,176
Intercontinental Exchange, Inc.
3.63%, 9/1/28	100,000	97,578
2.10%, 6/15/30	440,000	391,907
1.85%, 9/15/32	222,000	182,046
4.60%, 3/15/33	92,000	90,481
4.95%, 6/15/52	110,000	97,191
3.00%, 9/15/60	243,000	143,918
International Business Machines Corp.
1.95%, 5/15/30	980,000	864,664
5.88%, 11/29/32	28,000	29,782
5.60%, 11/30/39	92,000	92,377
2.85%, 5/15/40	412,000	296,331
4.00%, 6/20/42	87,000	70,556
7.13%, 12/1/96	107,000	126,625
International Flavors & Fragrances, Inc.
1.83%, 10/15/27(e)	50,000	46,670
5.00%, 9/26/48	115,000	94,599
International Game Technology PLC
4.13%, 4/15/26(e)	200,000	198,692
International Paper Co.
5.00%, 9/15/35	35,000	33,756
7.30%, 11/15/39	40,000	44,740
6.00%, 11/15/41	55,000	54,374
4.80%, 6/15/44	60,000	50,721
5.15%, 5/15/46	40,000	35,160
4.40%, 8/15/47	60,000	46,911
4.35%, 8/15/48(b)	67,000	51,977
Interpublic Group of Cos., Inc.
4.65%, 10/1/28	31,000	31,043
4.75%, 3/30/30	48,000	48,201
2.40%, 3/1/31	36,000	31,687
5.38%, 6/15/33	21,000	20,949
3.38%, 3/1/41	45,000	32,598
5.40%, 10/1/48	45,000	40,431
Interstate Power & Light Co.
4.10%, 9/26/28	30,000	29,606
3.60%, 4/1/29	20,000	19,290
2.30%, 6/1/30	30,000	26,873
5.70%, 10/15/33	20,000	20,436
6.25%, 7/15/39	25,000	26,216
3.70%, 9/15/46	39,000	28,251
3.50%, 9/30/49	30,000	20,564
3.10%, 11/30/51	128,000	79,135
Intuit, Inc.
5.25%, 9/15/26	55,000	55,616
1.35%, 7/15/27	94,000	88,592
5.13%, 9/15/28	55,000	56,520
1.65%, 7/15/30	10,000	8,737
5.20%, 9/15/33	26,000	26,611
5.50%, 9/15/53	55,000	53,252
Invesco Finance PLC
3.75%, 1/15/26	32,000	31,818
5.38%, 11/30/43	22,000	20,340
Invitation Homes Operating Partnership LP
4.15%, 4/15/32	204,000	190,444
IPALCO Enterprises, Inc.
4.25%, 5/1/30	502,000	477,111
IQVIA, Inc.
6.25%, 2/1/29	175,000	181,657
Iron Mountain, Inc.
5.25%, 7/15/30(e)	307,000	299,753
ITC Holdings Corp.
3.35%, 11/15/27	382,000	371,790
ITT Holdings LLC
6.50%, 8/1/29(e)	50,000	46,890
Jabil, Inc.
1.70%, 4/15/26	31,000	30,191
4.25%, 5/15/27	31,000	30,762
3.95%, 1/12/28	31,000	30,506
5.45%, 2/1/29	18,000	18,287
3.60%, 1/15/30	36,000	33,925
3.00%, 1/15/31	43,000	38,585
Jackson Financial, Inc.
5.17%, 6/8/27	25,000	25,229
3.13%, 11/23/31	41,000	35,705
5.67%, 6/8/32	25,000	25,042
4.00%, 11/23/51	45,000	29,807
Jackson National Life Global Funding
3.05%, 4/29/26(e)	62,000	61,187
3.05%, 6/21/29(e)	19,000	17,714
Jacobs Engineering Group, Inc.
5.90%, 3/1/33	61,000	62,636

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29(e)	$25,000	$24,121
7.13%, 4/30/31(e)	57,000	59,594
6.13%, 11/1/32(e)	45,000	45,101
JB Poindexter & Co., Inc.
8.75%, 12/15/31(e)	25,000	24,893
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. SARL
3.00%, 2/2/29	34,000	32,027
5.50%, 1/15/30(b)	27,000	27,331
3.75%, 12/1/31	382,000	350,601
7.25%, 11/15/53	79,000	87,083
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
2.50%, 1/15/27	57,000	55,054
5.13%, 2/1/28	50,000	50,556
3.63%, 1/15/32	67,000	60,358
3.00%, 5/15/32	71,000	61,174
5.75%, 4/1/33	119,000	120,770
6.75%, 3/15/34	108,000	116,158
4.38%, 2/2/52	79,000	59,657
6.50%, 12/1/52	136,000	138,046
Jefferies Financial Group, Inc.
4.15%, 1/23/30	334,000	322,545
2.63%, 10/15/31	100,000	85,427
6.25%, 1/15/36	100,000	101,912
Jersey Central Power & Light Co.
4.30%, 1/15/26(e)	27,000	26,929
2.75%, 3/1/32(e)	20,000	17,317
JetBlue Airways Corp./JetBlue Loyalty LP
9.88%, 9/20/31(e)	81,000	80,206
JetBlue Pass-Through Trust
2.75%, 5/15/32, Series 2019-1, Class AA	24,550	21,091
4.00%, 11/15/32, Series 2020-1, Class A	23,988	22,024
JM Smucker Co.
3.38%, 12/15/27	30,000	29,389
5.90%, 11/15/28	45,000	47,166
2.38%, 3/15/30	35,000	31,546
2.13%, 3/15/32	11,000	9,187
6.20%, 11/15/33	70,000	74,339
4.25%, 3/15/35	60,000	54,663
6.50%, 11/15/43	70,000	73,305
4.38%, 3/15/45	55,000	44,303
6.50%, 11/15/53(b)	90,000	94,737
John Deere Capital Corp.
5.05%, 3/3/26, Series FXD	40,000	40,206
4.95%, 3/6/26	33,000	33,159
2.25%, 9/14/26	33,000	32,148
1.70%, 1/11/27	37,000	35,544
2.80%, 9/8/27	412,000	399,262
4.15%, 9/15/27	371,000	370,469
1.50%, 3/6/28	37,000	34,426
3.35%, 4/18/29	12,000	11,605
4.85%, 10/11/29	8,000	8,173
1.45%, 1/15/31	12,000	10,235
John Sevier Combined Cycle Generation LLC
4.63%, 1/15/42	11,700	11,046
Johnson & Johnson
2.45%, 3/1/26	41,000	40,399
2.90%, 1/15/28	31,000	30,171
4.95%, 5/15/33	155,000	158,660
3.63%, 3/3/37	254,000	222,949
2.45%, 9/1/60	62,000	33,156
Johnson Controls International PLC
3.90%, 2/14/26	30,000	29,826
6.00%, 1/15/36	30,000	31,598
4.63%, 7/2/44	40,000	33,443
5.13%, 9/14/45	10,000	8,752
4.50%, 2/15/47	49,000	40,104
4.95%, 7/2/64(a)	40,000	32,418
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 9/15/30	45,000	39,058
2.00%, 9/16/31	35,000	29,683
4.90%, 12/1/32	30,000	29,690
JPMorgan Chase & Co.
4.13%, 12/15/26	628,000	625,387
4.25%, 10/1/27	146,000	146,051
3.63%, 12/1/27	299,000	293,516
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	944,000	926,613
2.18%, 6/1/28, (2.182% fixed rate until 6/1/27; Secured Overnight Financing Rate + 1.89% thereafter)(a)	552,000	526,947
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(a)	529,000	515,092
4.01%, 4/23/29, (4.005% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.382% thereafter)(a)	765,000	753,558
2.74%, 10/15/30, (2.739% fixed rate until 10/15/29; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(a)	166,000	153,131
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; 3-month Secured Overnight Financing Rate + 2.515% thereafter)(a)	134,000	121,884
1.76%, 11/19/31, (1.764% fixed rate until 11/19/30; 3-month Secured Overnight Financing Rate + 1.105% thereafter)(a)	511,000	436,712
5.34%, 1/23/35, (5.336% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.62% thereafter)(a)	113,000	113,781
5.29%, 7/22/35, (5.294% fixed rate until 7/22/34; Secured Overnight Financing Rate + 1.46% thereafter)(a)	118,000	117,974
6.40%, 5/15/38	217,000	236,417
3.88%, 7/24/38, (3.882% fixed rate until 7/24/37; 3-month Secured Overnight Financing Rate + 1.622% thereafter)(a)	566,000	487,742

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
5.50%, 10/15/40	$55,000	$54,671
3.11%, 4/22/41, (3.109% fixed rate until 4/22/40; 3-month Secured Overnight Financing Rate + 2.46% thereafter)(a)	98,000	73,397
5.60%, 7/15/41	119,000	119,540
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(a)	104,000	71,096
5.40%, 1/6/42	130,000	127,907
3.16%, 4/22/42, (3.157% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.46% thereafter)(a)	131,000	96,595
5.63%, 8/16/43	183,000	180,974
4.85%, 2/1/44	114,000	103,489
4.95%, 6/1/45	233,000	210,751
4.03%, 7/24/48, (4.032% fixed rate until 7/24/47; 3-month Secured Overnight Financing Rate + 1.722% thereafter)(a)	152,000	119,661
3.96%, 11/15/48, (3.964% fixed rate until 11/15/47; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	729,000	566,562
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month Secured Overnight Financing Rate + 1.482% thereafter)(a)	129,000	98,939
3.11%, 4/22/51, (3.109% fixed rate until 4/22/50; Secured Overnight Financing Rate + 2.44% thereafter)(a)	147,000	95,941
3.33%, 4/22/52, (3.328% fixed rate until 4/22/51; Secured Overnight Financing Rate + 1.58% thereafter)(a)	231,000	157,207
Juniper Networks, Inc.
1.20%, 12/10/25	25,000	24,554
3.75%, 8/15/29	36,000	34,733
2.00%, 12/10/30	29,000	24,828
5.95%, 3/15/41	38,000	36,996
Kaiser Aluminum Corp.
4.63%, 3/1/28(e)	25,000	24,324
Kaiser Foundation Hospitals
3.15%, 5/1/27	12,000	11,709
2.81%, 6/1/41, Series 2021	26,000	18,100
4.88%, 4/1/42	12,000	10,904
4.15%, 5/1/47	31,000	24,813
3.27%, 11/1/49, Series 2019	21,000	14,126
3.00%, 6/1/51, Series 2021	29,000	18,266
KB Home
6.88%, 6/15/27	12,000	12,332
4.80%, 11/15/29	12,000	11,682
7.25%, 7/15/30(b)	46,000	47,413
4.00%, 6/15/31	16,000	14,532
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
9.00%, 2/15/29(e)	31,000	32,347
Kellanova
3.25%, 4/1/26	46,000	45,555
3.40%, 11/15/27	37,000	36,269
4.30%, 5/15/28	23,000	23,036
2.10%, 6/1/30	146,000	129,862
4.50%, 4/1/46	79,000	66,076
5.75%, 5/16/54	27,000	26,088
Kemper Corp.
2.40%, 9/30/30	29,000	25,192
3.80%, 2/23/32	29,000	25,991
Kennedy-Wilson, Inc.
4.75%, 3/1/29	25,000	23,061
4.75%, 2/1/30	25,000	22,219
5.00%, 3/1/31	25,000	21,821
Kentucky Utilities Co.
5.13%, 11/1/40	425,000	397,441
Kenvue, Inc.
5.05%, 3/22/28	55,000	56,388
5.00%, 3/22/30	20,000	20,508
4.90%, 3/22/33	25,000	25,086
5.10%, 3/22/43(b)	49,000	46,372
5.05%, 3/22/53	98,000	89,560
5.20%, 3/22/63	53,000	48,144
Keurig Dr. Pepper, Inc.
3.40%, 11/15/25	30,000	29,854
2.55%, 9/15/26	25,000	24,395
5.10%, 3/15/27	45,000	45,439
3.43%, 6/15/27	30,000	29,397
5.05%, 3/15/29	45,000	45,701
3.95%, 4/15/29	70,000	68,443
3.20%, 5/1/30	55,000	51,366
2.25%, 3/15/31, Series 31*	35,000	30,560
5.20%, 3/15/31, Series 10	35,000	35,696
5.30%, 3/15/34	45,000	45,444
4.50%, 11/15/45	50,000	40,865
4.42%, 12/15/46	35,000	27,896
5.09%, 5/25/48	89,000	77,612
3.80%, 5/1/50	70,000	50,264
3.35%, 3/15/51	67,000	43,805
4.50%, 4/15/52	105,000	84,430
KeyCorp
2.25%, 4/6/27	100,000	95,802
4.10%, 4/30/28	215,000	212,041
2.55%, 10/1/29	29,000	26,443
4.79%, 6/1/33, (4.789% fixed rate until 6/1/32; Secured Overnight Financing Index + 2.06% thereafter)(a)	191,000	182,392
Keysight Technologies, Inc.
3.00%, 10/30/29	197,000	183,288
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 6/1/27(e)	95,000	94,597
Kilroy Realty LP
4.75%, 12/15/28	258,000	253,228
2.50%, 11/15/32	88,000	69,272
6.25%, 1/15/36	20,000	19,537
Kimberly-Clark Corp.
2.75%, 2/15/26	29,000	28,719
1.05%, 9/15/27	44,000	41,074
3.95%, 11/1/28	37,000	36,756

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
3.20%, 4/25/29	$35,000	$33,744
3.10%, 3/26/30	15,000	14,194
2.00%, 11/2/31(b)	12,000	10,467
4.50%, 2/16/33	7,000	6,912
6.63%, 8/1/37	38,000	43,182
5.30%, 3/1/41	24,000	23,303
3.20%, 7/30/46	27,000	18,581
3.90%, 5/4/47	19,000	14,506
2.88%, 2/7/50	27,000	17,145
Kimco Realty OP LLC
2.70%, 10/1/30	208,000	188,674
4.60%, 2/1/33	46,000	44,460
6.40%, 3/1/34	48,000	51,327
4.25%, 4/1/45	47,000	37,407
4.13%, 12/1/46	32,000	24,695
4.45%, 9/1/47	116,000	93,603
Kinder Morgan Energy Partners LP
7.30%, 8/15/33	35,000	38,710
6.95%, 1/15/38	546,000	592,117
5.63%, 9/1/41	930,000	867,526
Kinder Morgan, Inc.
2.00%, 2/15/31	309,000	265,781
7.80%, 8/1/31	37,000	42,103
7.75%, 1/15/32	142,000	161,563
5.20%, 6/1/33	76,000	75,073
Kinetik Holdings LP
5.88%, 6/15/30(e)	175,000	174,239
Kite Realty Group LP
4.00%, 10/1/26	18,000	17,779
5.50%, 3/1/34	25,000	24,892
Kite Realty Group Trust
4.75%, 9/15/30	28,000	27,618
KKR Group Finance Co. II LLC
5.50%, 2/1/43(b)(e)	40,000	36,878
KKR Group Finance Co. III LLC
5.13%, 6/1/44(e)	40,000	35,255
KKR Group Finance Co. VI LLC
3.75%, 7/1/29(e)	30,000	28,836
KKR Group Finance Co. VII LLC
3.63%, 2/25/50(e)	20,000	13,538
KKR Group Finance Co. VIII LLC
3.50%, 8/25/50(e)	30,000	19,776
KKR Group Finance Co. X LLC
3.25%, 12/15/51(e)	95,000	58,754
KKR Group Finance Co. XII LLC
4.85%, 5/17/32(e)	30,000	29,363
KLA Corp.
4.10%, 3/15/29	51,000	50,632
4.65%, 7/15/32	20,000	19,880
4.70%, 2/1/34	10,000	9,809
5.00%, 3/15/49	35,000	31,462
5.25%, 7/15/62	160,000	145,172
Kodiak Gas Services LLC
7.25%, 2/15/29(e)	31,000	31,850
Kohl's Corp.
4.25%, 7/17/25	15,000	14,979
5.13%, 5/1/31(b)	99,000	63,805
5.55%, 7/17/45	29,000	14,421
Kraft Heinz Foods Co.
3.00%, 6/1/26	115,000	113,250
3.88%, 5/15/27	85,000	84,033
4.63%, 1/30/29	20,000	20,062
3.75%, 4/1/30	55,000	52,674
4.25%, 3/1/31(b)	25,000	24,316
6.75%, 3/15/32	22,000	23,959
5.00%, 7/15/35	55,000	53,349
6.88%, 1/26/39	70,000	75,696
7.13%, 8/1/39(e)	43,000	47,430
4.63%, 10/1/39	35,000	30,637
6.50%, 2/9/40	50,000	52,479
5.00%, 6/4/42	130,000	114,868
5.20%, 7/15/45	145,000	128,921
4.38%, 6/1/46	250,000	197,654
4.88%, 10/1/49	130,000	108,748
5.50%, 6/1/50	68,000	61,980
Kroger Co.
3.50%, 2/1/26	30,000	29,790
2.65%, 10/15/26	46,000	44,911
3.70%, 8/1/27	35,000	34,484
4.50%, 1/15/29	35,000	35,128
2.20%, 5/1/30	35,000	31,247
1.70%, 1/15/31	35,000	29,731
7.50%, 4/1/31	31,000	35,146
5.00%, 9/15/34	198,000	193,025
6.90%, 4/15/38	35,000	38,573
5.40%, 7/15/40	27,000	25,910
5.00%, 4/15/42	32,000	28,553
5.15%, 8/1/43	37,000	33,532
3.88%, 10/15/46	45,000	33,212
4.45%, 2/1/47	90,000	72,790
4.65%, 1/15/48	45,000	36,960
5.40%, 1/15/49	55,000	50,102
3.95%, 1/15/50	70,000	51,581
5.50%, 9/15/54	189,000	175,269
5.65%, 9/15/64	135,000	125,168
Kyndryl Holdings, Inc.
3.15%, 10/15/31	211,000	187,365
L3Harris Technologies, Inc.
3.85%, 12/15/26	35,000	34,680
5.40%, 1/15/27	75,000	76,076
4.40%, 6/15/28	52,000	51,770
4.40%, 6/15/28	55,000	54,866
5.05%, 6/1/29	55,000	55,865
2.90%, 12/15/29	30,000	27,787
1.80%, 1/15/31	93,000	79,197
5.25%, 6/1/31	55,000	56,126
5.40%, 7/31/33	105,000	106,494
5.35%, 6/1/34	70,000	70,503
4.85%, 4/27/35	35,000	33,647
6.15%, 12/15/40	25,000	25,855
5.05%, 4/27/45	45,000	40,998
5.60%, 7/31/53	78,000	74,399

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
LABL, Inc.
10.50%, 7/15/27(e)	$28,000	$26,635
5.88%, 11/1/28(e)	20,000	17,145
9.50%, 11/1/28(e)	12,000	10,860
8.25%, 11/1/29(b)(e)	19,000	15,366
8.63%, 10/1/31(b)(e)	38,000	31,604
Laboratory Corp. of America Holdings
1.55%, 6/1/26	31,000	30,112
3.60%, 9/1/27	37,000	36,364
2.95%, 12/1/29	46,000	42,810
2.70%, 6/1/31	36,000	32,008
4.70%, 2/1/45	81,000	68,725
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 10/1/25(e)	14,000	13,991
4.25%, 2/1/27(e)	53,000	51,992
4.75%, 6/15/29(e)	27,000	26,182
Lam Research Corp.
4.00%, 3/15/29	55,000	54,261
1.90%, 6/15/30	15,000	13,231
4.88%, 3/15/49	49,000	43,486
2.88%, 6/15/50	49,000	30,831
3.13%, 6/15/60	37,000	22,192
Lamar Media Corp.
3.75%, 2/15/28	24,000	23,259
4.88%, 1/15/29	43,000	42,278
4.00%, 2/15/30	95,000	89,678
3.63%, 1/15/31	23,000	20,915
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(e)	55,000	54,428
4.13%, 1/31/30(e)	40,000	37,818
4.38%, 1/31/32(e)	29,000	26,791
Las Vegas Sands Corp.
3.50%, 8/18/26	110,000	107,740
5.90%, 6/1/27	47,000	47,627
3.90%, 8/8/29	47,000	44,156
6.00%, 8/15/29	31,000	31,493
6.20%, 8/15/34	69,000	68,398
Lazard Group LLC
4.50%, 9/19/28	176,000	174,250
LBJ Infrastructure Group LLC
3.80%, 12/31/57(e)	25,000	16,397
LBM Acquisition LLC
6.25%, 1/15/29(e)	34,000	27,356
LCM Investments Holdings II LLC
4.88%, 5/1/29(e)	41,000	39,533
8.25%, 8/1/31(e)	35,000	37,139
LD Holdings Group LLC
6.13%, 4/1/28(e)	28,000	22,867
Lear Corp.
3.55%, 1/15/52	168,000	103,985
Legg Mason, Inc.
4.75%, 3/15/26	29,000	29,071
5.63%, 1/15/44	45,000	43,338
Leggett & Platt, Inc.
3.50%, 11/15/27	30,000	28,924
4.40%, 3/15/29(b)	30,000	28,789
3.50%, 11/15/51	66,000	39,672
Leidos, Inc.
4.38%, 5/15/30	54,000	52,660
2.30%, 2/15/31	71,000	61,355
5.75%, 3/15/33	54,000	55,541
Leland Stanford Junior University
1.29%, 6/1/27	6,000	5,677
3.65%, 5/1/48	15,000	11,188
2.41%, 6/1/50	9,000	5,149
Lennar Corp.
4.75%, 11/29/27	90,000	90,354
Level 3 Financing, Inc.
4.25%, 7/1/28(e)	89,000	79,448
3.63%, 1/15/29(e)	15,000	12,595
10.50%, 4/15/29(e)	27,000	30,452
4.88%, 6/15/29(e)	24,000	21,913
3.75%, 7/15/29(e)	18,000	14,851
11.00%, 11/15/29(e)	63,000	71,699
4.50%, 4/1/30(e)	29,000	25,651
10.50%, 5/15/30(e)	37,000	40,510
3.88%, 10/15/30(b)(e)	18,000	15,260
10.75%, 12/15/30(e)	27,000	30,554
4.00%, 4/15/31(e)	64,000	53,795
10.00%, 10/15/32(e)	14,000	14,164
Levi Strauss & Co.
3.50%, 3/1/31(e)	20,000	17,896
LGI Homes, Inc.
8.75%, 12/15/28(e)	16,000	16,496
4.00%, 7/15/29(b)(e)	12,000	10,651
Liberty Interactive LLC
8.50%, 7/15/29	12,000	2,223
8.25%, 2/1/30	21,000	3,531
Liberty Mutual Group, Inc.
4.57%, 2/1/29(e)	40,000	39,683
7.80%, 3/15/37(b)(e)	20,000	22,518
4.85%, 8/1/44(e)	25,000	21,233
3.95%, 10/15/50(e)	109,000	77,356
4.13%, 12/15/51, (4.125% fixed rate until 12/15/26; 5-year Constant Maturity Treasury Rate + 3.315% thereafter)(a)(e)	20,000	19,286
5.50%, 6/15/52(e)	40,000	35,757
3.95%, 5/15/60(e)	30,000	19,347
4.30%, 2/1/61(e)	35,000	21,717
Liberty Utilities Co.
5.58%, 1/31/29(e)	21,000	21,474
5.87%, 1/31/34(e)	14,000	14,082
Liberty Utilities Finance GP 1
2.05%, 9/15/30(e)	28,000	24,275
LifePoint Health, Inc.
9.88%, 8/15/30(e)	256,000	274,566
Light & Wonder International, Inc.
7.00%, 5/15/28(e)	29,000	29,072
7.25%, 11/15/29(e)	59,000	60,754
7.50%, 9/1/31(e)	23,000	23,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
Lightning Power LLC
7.25%, 8/15/32(e)	$60,000	$62,944
Lincoln National Corp.
3.63%, 12/12/26	25,000	24,633
3.80%, 3/1/28	31,000	30,321
6.30%, 10/9/37	150,000	154,221
7.00%, 6/15/40	74,000	80,971
Linde, Inc.
3.20%, 1/30/26	5,000	4,961
1.10%, 8/10/30	14,000	11,923
3.55%, 11/7/42	33,000	25,478
Lions Gate Capital Holdings LLC
5.50%, 4/15/29(e)	36,000	29,116
Lithia Motors, Inc.
4.63%, 12/15/27(e)	26,000	25,645
3.88%, 6/1/29(e)	33,000	31,158
4.38%, 1/15/31(e)	23,000	21,613
Live Nation Entertainment, Inc.
5.63%, 3/15/26(e)	12,000	12,038
6.50%, 5/15/27(e)	49,000	49,645
4.75%, 10/15/27(e)	39,000	38,414
3.75%, 1/15/28(e)	30,000	28,873
LKQ Corp.
5.75%, 6/15/28	49,000	50,269
6.25%, 6/15/33(b)	142,000	148,081
Lockheed Martin Corp.
4.95%, 10/15/25	27,000	26,996
5.10%, 11/15/27	41,000	41,978
4.45%, 5/15/28	27,000	27,210
4.50%, 2/15/29	36,000	36,204
1.85%, 6/15/30	8,000	7,079
3.90%, 6/15/32	16,000	15,208
5.25%, 1/15/33	20,000	20,584
4.75%, 2/15/34	17,000	16,709
4.80%, 8/15/34	12,000	11,808
3.60%, 3/1/35(b)	33,000	29,450
4.50%, 5/15/36	33,000	31,291
6.15%, 9/1/36, Series B	36,000	39,027
5.72%, 6/1/40	23,000	23,610
4.07%, 12/15/42	87,000	71,826
3.80%, 3/1/45	65,000	50,459
4.70%, 5/15/46	87,000	76,137
2.80%, 6/15/50	49,000	29,850
4.09%, 9/15/52	103,000	79,452
4.15%, 6/15/53	56,000	43,424
5.70%, 11/15/54	65,000	64,196
5.20%, 2/15/55	42,000	38,639
4.30%, 6/15/62	74,000	56,798
5.90%, 11/15/63	49,000	49,683
5.20%, 2/15/64	49,000	44,064
Loews Corp.
3.75%, 4/1/26	35,000	34,785
3.20%, 5/15/30	10,000	9,364
6.00%, 2/1/35	15,000	16,096
4.13%, 5/15/43	24,000	19,953
Lowe's Cos., Inc.
3.10%, 5/3/27	18,000	17,599
3.65%, 4/5/29	105,000	101,897
1.70%, 10/15/30	50,000	43,077
2.63%, 4/1/31	509,000	454,007
3.75%, 4/1/32	45,000	41,901
4.65%, 4/15/42	45,000	38,613
4.38%, 9/15/45	40,000	32,127
3.70%, 4/15/46	120,000	87,073
4.05%, 5/3/47	135,000	102,303
5.13%, 4/15/50	40,000	34,868
3.00%, 10/15/50	160,000	97,404
3.50%, 4/1/51	45,000	29,897
4.25%, 4/1/52	135,000	102,736
5.63%, 4/15/53	160,000	150,549
5.75%, 7/1/53	100,000	95,234
4.45%, 4/1/62	115,000	86,580
5.80%, 9/15/62	100,000	93,885
5.85%, 4/1/63	110,000	104,402
LPL Holdings, Inc.
5.70%, 5/20/27	30,000	30,507
4.63%, 11/15/27(e)	16,000	15,882
6.75%, 11/17/28	46,000	48,877
4.00%, 3/15/29(e)	43,000	41,365
4.38%, 5/15/31(e)	16,000	15,223
6.00%, 5/20/34	35,000	35,576
Lumen Technologies, Inc.
4.13%, 4/15/29(e)	13,941	13,630
4.13%, 4/15/30(e)	13,942	13,602
10.00%, 10/15/32(e)	30,600	31,414
7.60%, 9/15/39, Series P	15,000	12,531
7.65%, 3/15/42, Series U	22,000	18,135
LXP Industrial Trust
6.75%, 11/15/28	18,000	18,956
2.70%, 9/15/30	28,000	24,678
2.38%, 10/1/31	28,000	23,337
LYB International Finance III LLC
4.20%, 10/15/49	487,000	349,171
4.20%, 5/1/50	202,000	144,690
M&T Bank Corp.
5.05%, 1/27/34, (5.053% fixed rate until 1/27/33; Secured Overnight Financing Rate + 1.85% thereafter)(a)	292,000	282,997
M/I Homes, Inc.
4.95%, 2/1/28	36,000	35,552
3.95%, 2/15/30	12,000	11,068
Macy's Retail Holdings LLC
5.88%, 4/1/29(e)	20,000	19,633
5.88%, 3/15/30(e)	20,000	19,134
6.13%, 3/15/32(e)	20,000	18,581
6.70%, 7/15/34(e)	7,000	5,925
4.50%, 12/15/34	15,000	11,771
6.38%, 3/15/37	39,000	31,830
5.13%, 1/15/42	10,000	6,762
4.30%, 2/15/43	36,000	22,785

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
Madison IAQ LLC
4.13%, 6/30/28(e)	$29,000	$27,927
5.88%, 6/30/29(e)	42,000	40,678
Marathon Petroleum Corp.
6.50%, 3/1/41	250,000	254,107
4.75%, 9/15/44	42,000	33,907
Markel Group, Inc.
3.50%, 11/1/27	20,000	19,538
3.35%, 9/17/29	20,000	19,075
5.00%, 4/5/46	45,000	38,715
4.30%, 11/1/47	25,000	19,324
5.00%, 5/20/49	72,000	61,364
4.15%, 9/17/50	45,000	33,501
3.45%, 5/7/52	55,000	35,979
6.00%, 5/16/54	57,000	55,629
Marriott International, Inc.
5.55%, 10/15/28	79,000	81,487
4.63%, 6/15/30, Series FF	614,000	609,776
5.30%, 5/15/34	76,000	75,492
5.50%, 4/15/37	183,000	178,903
Marriott Ownership Resorts, Inc.
4.75%, 1/15/28(b)	14,000	13,573
4.50%, 6/15/29(b)(e)	20,000	18,773
Mars, Inc.
0.88%, 7/16/26(e)	20,000	19,251
4.55%, 4/20/28(e)	259,000	260,683
3.20%, 4/1/30(e)	30,000	28,224
4.65%, 4/20/31(e)	230,000	230,548
1.63%, 7/16/32(e)	30,000	24,352
4.75%, 4/20/33(e)	40,000	39,359
3.60%, 4/1/34(e)	35,000	31,230
3.88%, 4/1/39(e)	276,000	233,991
2.38%, 7/16/40(e)	279,000	191,051
3.95%, 4/1/44(e)	313,000	249,897
3.95%, 4/1/49(e)	35,000	26,860
2.45%, 7/16/50(e)	15,000	8,320
4.13%, 4/1/54(e)	20,000	15,240
4.20%, 4/1/59(e)	30,000	22,550
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30	15,000	13,307
4.85%, 11/15/31	27,000	27,131
2.38%, 12/15/31	8,000	6,907
5.75%, 11/1/32	10,000	10,531
5.88%, 8/1/33	6,000	6,322
5.40%, 9/15/33(b)	12,000	12,295
5.15%, 3/15/34	10,000	10,068
5.00%, 3/15/35	132,000	130,008
4.75%, 3/15/39	24,000	22,385
5.35%, 11/15/44	33,000	31,503
4.35%, 1/30/47	24,000	19,833
4.20%, 3/1/48	29,000	23,123
4.90%, 3/15/49	161,000	141,558
2.90%, 12/15/51	34,000	20,775
6.25%, 11/1/52	24,000	25,193
5.45%, 3/15/53	39,000	36,842
5.70%, 9/15/53	66,000	64,685
5.45%, 3/15/54	33,000	31,005
5.40%, 3/15/55	99,000	92,618
Martin Marietta Materials, Inc.
3.45%, 6/1/27	20,000	19,568
3.50%, 12/15/27(b)	30,000	29,290
2.50%, 3/15/30, Series CB	35,000	31,875
2.40%, 7/15/31	65,000	56,610
4.25%, 12/15/47	181,000	142,670
3.20%, 7/15/51	80,000	51,016
Marvell Technology, Inc.
1.65%, 4/15/26	31,000	30,198
2.45%, 4/15/28	142,000	133,952
4.88%, 6/22/28	30,000	30,133
5.75%, 2/15/29	31,000	32,046
2.95%, 4/15/31	54,000	48,287
5.95%, 9/15/33	36,000	37,238
Masco Corp.
2.00%, 2/15/31	380,000	321,756
3.13%, 2/15/51	27,000	16,405
Mass General Brigham, Inc.
3.77%, 7/1/48, Series 2017	6,000	4,495
3.19%, 7/1/49, Series 2020	69,000	45,889
4.12%, 7/1/55, Series 2015(b)	6,000	4,605
3.34%, 7/1/60, Series 2020	13,000	8,221
Massachusetts Institute of Technology
3.96%, 7/1/38	14,000	12,620
5.60%, 7/1/11	45,000	43,619
Massachusetts Mutual Life Insurance Co.
5.67%, 12/1/52(e)	18,000	17,096
5.08%, 2/15/69, (5.077% fixed rate until 2/15/49; Secured Overnight Financing Rate + 3.191% thereafter)(a)(e)	213,000	186,491
Mastercard, Inc.
2.95%, 11/21/26	41,000	40,319
3.30%, 3/26/27	55,000	54,284
3.50%, 2/26/28	27,000	26,621
4.88%, 3/9/28	41,000	41,844
2.95%, 6/1/29	80,000	76,312
3.35%, 3/26/30	31,000	29,661
1.90%, 3/15/31	12,000	10,493
2.00%, 11/18/31	15,000	12,920
4.85%, 3/9/33	15,000	15,108
4.88%, 5/9/34	20,000	19,968
3.80%, 11/21/46	39,000	30,308
3.95%, 2/26/48	33,000	26,115
3.65%, 6/1/49	65,000	48,387
3.85%, 3/26/50	98,000	75,324
2.95%, 3/15/51	46,000	29,332
Matador Resources Co.
6.88%, 4/15/28(e)	20,000	20,307
6.50%, 4/15/32(e)	36,000	35,317
6.25%, 4/15/33(e)	30,000	28,974
Match Group Holdings II LLC
5.00%, 12/15/27(e)	18,000	17,864
4.63%, 6/1/28(e)	69,000	67,019
5.63%, 2/15/29(e)	26,000	25,788

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
4.13%, 8/1/30(e)	$51,000	$47,196
Mattel, Inc.
5.45%, 11/1/41	27,000	23,459
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/27(e)	110,000	111,262
9.25%, 4/15/27(e)	55,000	54,306
Mavis Tire Express Services Topco Corp.
6.50%, 5/15/29(e)	29,000	27,618
Mayo Clinic
3.77%, 11/15/43, Series 2012-B	6,000	4,744
4.00%, 11/15/47, Series 2013	6,000	4,690
4.13%, 11/15/52, Series 2016	7,000	5,474
3.20%, 11/15/61, Series 2021	50,000	30,601
MBIA, Inc.
5.70%, 12/1/34	13,000	11,261
McCormick & Co., Inc.
0.90%, 2/15/26	31,000	30,213
3.40%, 8/15/27	46,000	44,974
2.50%, 4/15/30	36,000	32,522
1.85%, 2/15/31	36,000	30,613
4.95%, 4/15/33	36,000	35,582
4.20%, 8/15/47	137,000	106,774
McDonald's Corp.
2.13%, 3/1/30	54,000	48,533
4.95%, 8/14/33(b)	84,000	84,735
4.88%, 12/9/45	714,000	632,757
3.63%, 9/1/49	500,000	356,502
McGraw-Hill Education, Inc.
5.75%, 8/1/28(e)	85,000	84,153
McKesson Corp.
3.95%, 2/16/28	16,000	15,832
4.90%, 7/15/28	19,000	19,312
4.25%, 9/15/29	23,000	22,831
5.10%, 7/15/33	25,000	25,321
McLaren Health Care Corp.
4.39%, 5/15/48, Series A	41,000	33,190
MDC Holdings, Inc.
3.85%, 1/15/30	21,000	19,933
2.50%, 1/15/31	60,000	52,013
6.00%, 1/15/43	45,000	39,842
3.97%, 8/6/61(b)	35,000	24,623
Medline Borrower LP
3.88%, 4/1/29(e)	181,000	170,854
5.25%, 10/1/29(e)	101,000	98,783
Medline Borrower LP/Medline Co-Issuer, Inc.
6.25%, 4/1/29(e)	60,000	61,121
Medtronic Global Holdings SCA
4.25%, 3/30/28	55,000	55,088
4.50%, 3/30/33	20,000	19,538
Medtronic, Inc.
4.00%, 4/1/43	20,000	16,546
4.63%, 3/15/45	118,000	103,567
Memorial Sloan-Kettering Cancer Center
5.00%, 7/1/42	39,000	36,463
Merck & Co., Inc.
0.75%, 2/24/26	55,000	53,607
3.90%, 3/7/39	412,000	354,536
3.60%, 9/15/42	159,000	123,193
4.15%, 5/18/43	412,000	343,582
2.45%, 6/24/50	35,000	19,946
2.90%, 12/10/61	73,000	41,300
5.15%, 5/17/63	56,000	50,332
Meta Platforms, Inc.
3.50%, 8/15/27	59,000	58,268
4.45%, 8/15/52	88,000	72,847
5.60%, 5/15/53	126,000	123,407
4.65%, 8/15/62	100,000	82,638
MetLife, Inc.
5.38%, 7/15/33	225,000	231,773
5.70%, 6/15/35	711,000	741,519
4.88%, 11/13/43	45,000	40,505
4.05%, 3/1/45	157,000	125,907
4.60%, 5/13/46	49,000	42,658
5.00%, 7/15/52	176,000	156,189
5.25%, 1/15/54	95,000	87,446
MGIC Investment Corp.
5.25%, 8/15/28	40,000	39,726
MGM Resorts International
4.63%, 9/1/26	17,000	16,968
5.50%, 4/15/27	38,000	38,090
4.75%, 10/15/28	31,000	30,356
6.50%, 4/15/32(b)	31,000	30,951
Micron Technology, Inc.
4.66%, 2/15/30	443,000	437,332
2.70%, 4/15/32	71,000	60,548
5.88%, 2/9/33	54,000	55,299
3.48%, 11/1/51	287,000	188,662
Microsoft Corp.
2.53%, 6/1/50	564,000	343,281
Mid-America Apartments LP
1.70%, 2/15/31	137,000	116,314
MidAmerican Energy Co.
3.10%, 5/1/27	21,000	20,609
3.65%, 4/15/29	47,000	45,878
6.75%, 12/30/31	8,000	8,929
5.35%, 1/15/34	7,000	7,173
3.15%, 4/15/50	39,000	25,677
Mid-Atlantic Interstate Transmission LLC
4.10%, 5/15/28(e)	25,000	24,670
Midcap Financial Issuer Trust
6.50%, 5/1/28(e)	200,000	194,679
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 5/1/29(e)	31,000	29,794
Mississippi Power Co.
4.25%, 3/15/42, Series 12-A	572,000	472,931
3.10%, 7/30/51, Series B	21,000	13,376
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.75%, 4/1/32(e)	29,000	29,273

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 2/1/30(e)	$20,000	$18,492
Mobius Merger Sub, Inc.
9.00%, 6/1/30(e)	74,000	66,456
ModivCare Escrow Issuer, Inc.
5.00%, 10/1/29(e)	26,000	1,398
Mohawk Industries, Inc.
5.85%, 9/18/28	37,000	38,213
3.63%, 5/15/30	35,000	33,004
Molina Healthcare, Inc.
4.38%, 6/15/28(e)	47,000	45,610
3.88%, 11/15/30(e)	27,000	24,698
3.88%, 5/15/32(e)	31,000	27,743
Molson Coors Beverage Co.
3.00%, 7/15/26	123,000	120,955
5.00%, 5/1/42	100,000	89,431
4.20%, 7/15/46	163,000	127,787
Mondelez International, Inc.
2.63%, 3/17/27	45,000	43,679
4.13%, 5/7/28	30,000	29,883
4.75%, 2/20/29	35,000	35,426
2.75%, 4/13/30	55,000	50,506
1.50%, 2/4/31	80,000	67,394
3.00%, 3/17/32	55,000	48,980
1.88%, 10/15/32(b)	45,000	36,977
2.63%, 9/4/50	100,000	57,853
Monongahela Power Co.
3.55%, 5/15/27(e)	18,000	17,644
5.85%, 2/15/34(e)	16,000	16,394
5.40%, 12/15/43(e)	115,000	110,004
Montefiore Obligated Group
5.25%, 11/1/48, Series 18-C	79,000	63,309
Moody's Corp.
2.00%, 8/19/31	304,000	260,154
3.75%, 2/25/52	191,000	138,574
Morgan Stanley
3.63%, 1/20/27	99,000	97,842
3.95%, 4/23/27	479,000	474,725
1.59%, 5/4/27, (1.593% fixed rate until 5/4/26; Secured Overnight Financing Rate + 0.879% thereafter)(a)	276,000	268,216
4.21%, 4/20/28, (4.21% fixed rate until 4/20/27; Secured Overnight Financing Rate + 1.61% thereafter)(a)	329,000	326,702
3.59%, 7/22/28(a)	141,000	137,836
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	876,000	857,504
5.16%, 4/20/29, (5.164% fixed rate until 4/20/28; Secured Overnight Financing Rate + 1.59% thereafter)(a)	321,000	325,707
2.70%, 1/22/31, (2.699% fixed rate until 1/22/30; Secured Overnight Financing Rate + 1.143% thereafter)(a)	167,000	152,493
4.89%, 7/20/33, (4.889% fixed rate until 7/20/32; Secured Overnight Financing Rate + 2.076% thereafter)(a)	531,000	523,520
5.47%, 1/18/35, (5.466% fixed rate until 1/18/34; Secured Overnight Financing Rate + 1.73% thereafter)(a)	68,000	68,457
5.83%, 4/19/35, (5.831% fixed rate until 4/19/34; Secured Overnight Financing Rate + 1.58% thereafter)(a)	81,000	83,564
5.32%, 7/19/35, (5.32% fixed rate until 7/19/34; Secured Overnight Financing Rate + 1.555% thereafter)(a)	88,000	87,549
2.48%, 9/16/36, (2.484% fixed rate until 9/16/31; Secured Overnight Financing Rate + 1.36% thereafter)(a)	1,501,000	1,254,125
3.97%, 7/22/38(a)	132,000	113,044
5.94%, 2/7/39, (5.942% fixed rate until 2/7/34; 5-year Constant Maturity Treasury Rate + 1.80% thereafter)(a)	108,000	109,007
4.46%, 4/22/39, (4.457% fixed rate until 4/22/38; 3-month Secured Overnight Financing Rate + 1.69% thereafter)(a)	116,000	105,227
3.22%, 4/22/42, (3.217% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.485% thereafter)(a)	16,000	11,778
6.38%, 7/24/42	168,000	179,899
4.30%, 1/27/45	88,000	73,207
4.38%, 1/22/47	268,000	221,892
5.60%, 3/24/51, (5.597% fixed rate until 3/24/50; Secured Overnight Financing Rate + 4.84% thereafter)(a)	46,000	44,541
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(a)	228,000	137,339
5.52%, 11/19/55, (5.516% fixed rate until 11/19/54; Secured Overnight Financing Rate + 1.71% thereafter)(a)	197,000	187,832
Mosaic Co.
4.05%, 11/15/27	43,000	42,461
5.38%, 11/15/28	177,000	180,263
5.45%, 11/15/33	36,000	36,094
4.88%, 11/15/41	27,000	23,421
5.63%, 11/15/43	54,000	50,811
Motiva Enterprises LLC
6.85%, 1/15/40(e)	58,000	62,259
Motorola Solutions, Inc.
4.60%, 2/23/28	45,000	45,081
5.00%, 4/15/29	30,000	30,336
4.60%, 5/23/29	55,000	54,941
2.30%, 11/15/30	65,000	57,149
2.75%, 5/24/31	60,000	53,199
5.60%, 6/1/32	45,000	46,281
5.40%, 4/15/34	80,000	80,383
5.50%, 9/1/44	35,000	33,247
Mount Sinai Hospital
3.98%, 7/1/48, Series 2017	58,000	41,174

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
3.74%, 7/1/49, Series 2019	$55,000	$35,238
3.39%, 7/1/50, Series 2020	63,000	37,526
MPH Acquisition Holdings LLC
5.75%, 12/31/30(e)	8,463	6,797
11.50%, 12/31/30, PIK(e)	12,952	12,745
6.75%, 3/31/31, PIK(e)	72,585	53,258
MPLX LP
1.75%, 3/1/26	90,000	88,057
4.13%, 3/1/27	75,000	74,444
4.25%, 12/1/27	45,000	44,673
4.00%, 3/15/28	77,000	75,932
4.80%, 2/15/29	45,000	45,169
2.65%, 8/15/30	105,000	93,990
4.95%, 9/1/32	70,000	68,187
5.00%, 3/1/33	80,000	77,683
5.50%, 6/1/34	159,000	157,031
4.50%, 4/15/38	160,000	138,228
5.20%, 3/1/47	91,000	77,572
5.20%, 12/1/47	45,000	38,360
4.70%, 4/15/48	135,000	106,421
5.50%, 2/15/49	135,000	118,632
4.95%, 3/14/52	135,000	109,144
5.65%, 3/1/53	45,000	39,943
4.90%, 4/15/58	45,000	35,278
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 8/1/29	76,000	57,665
MSCI, Inc.
3.63%, 11/1/31(e)	160,000	145,526
Munich Re America Corp.
7.45%, 12/15/26, Series B	52,000	54,539
Murphy Oil Corp.
5.88%, 12/1/42	17,000	13,147
Murphy Oil USA, Inc.
5.63%, 5/1/27	12,000	11,983
4.75%, 9/15/29	43,000	41,643
3.75%, 2/15/31(b)(e)	20,000	18,135
Mutual of Omaha Cos. Global Funding
5.80%, 7/27/26(e)	16,000	16,198
5.35%, 4/9/27(e)	20,000	20,251
5.45%, 12/12/28(e)	16,000	16,424
Mutual of Omaha Insurance Co.
6.14%, 1/16/64, (6.144% fixed rate until 1/16/54; 10-year Constant Maturity Treasury Rate + 2.95% thereafter)(a)(e)	12,000	11,763
Mylan, Inc.
4.55%, 4/15/28	45,000	44,007
5.40%, 11/29/43	45,000	35,910
5.20%, 4/15/48	70,000	52,817
Nabors Industries Ltd.
7.50%, 1/15/28(b)(e)	16,000	13,400
Nabors Industries, Inc.
7.38%, 5/15/27(e)	29,000	27,864
9.13%, 1/31/30(e)	27,000	24,585
Nasdaq, Inc.
3.85%, 6/30/26	30,000	29,835
5.35%, 6/28/28	53,000	54,400
1.65%, 1/15/31	46,000	39,216
5.55%, 2/15/34	79,000	81,044
2.50%, 12/21/40	60,000	40,444
3.25%, 4/28/50	45,000	29,388
3.95%, 3/7/52	38,000	27,447
5.95%, 8/15/53	70,000	69,437
6.10%, 6/28/63	70,000	69,308
National Grid USA
5.80%, 4/1/35(b)	595,000	596,157
National Life Insurance Co.
5.25%, 7/19/68, (5.25% fixed rate until 7/19/48; Secured Overnight Financing Rate + 3.314% thereafter)(a)(b)(e)	20,000	16,351
National Rural Utilities Cooperative Finance Corp.
4.80%, 3/15/28	74,000	74,825
5.80%, 1/15/33	97,000	101,327
4.30%, 3/15/49	26,000	21,164
Nationstar Mortgage Holdings, Inc.
5.00%, 2/1/26(e)	21,000	20,953
6.00%, 1/15/27(e)	25,000	25,053
5.50%, 8/15/28(e)	35,000	34,992
5.13%, 12/15/30(e)	27,000	27,072
5.75%, 11/15/31(e)	25,000	25,143
7.13%, 2/1/32(e)	41,000	42,819
Nationwide Financial Services, Inc.
6.75%, 5/15/37, Series JR	35,000	34,714
5.30%, 11/18/44, Series SR(e)	55,000	49,544
3.90%, 11/30/49(e)	103,000	74,973
Nationwide Mutual Insurance Co.
7.88%, 4/1/33(e)	10,000	11,172
9.38%, 8/15/39(e)	30,000	38,404
Navient Corp.
4.88%, 3/15/28(b)	198,000	193,453
NCL Corp. Ltd.
5.88%, 3/15/26(e)	23,000	23,026
5.88%, 2/15/27(e)	41,000	41,046
8.13%, 1/15/29(e)	32,000	33,717
7.75%, 2/15/29(e)	25,000	26,315
NCL Finance Ltd.
6.13%, 3/15/28(e)	64,000	64,508
NCR Atleos Corp.
9.50%, 4/1/29(e)	55,000	60,087
NCR Voyix Corp.
5.00%, 10/1/28(e)	36,000	35,502
5.13%, 4/15/29(e)	13,000	12,707
Neptune Bidco U.S., Inc.
9.29%, 4/15/29(e)	108,000	102,431
NESCO Holdings II, Inc.
5.50%, 4/15/29(e)	38,000	35,850
Nestle Holdings, Inc.
4.13%, 10/1/27(e)	60,000	59,988
NetApp, Inc.
2.38%, 6/22/27	34,000	32,508
2.70%, 6/22/30	50,000	45,055

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
Netflix, Inc.
4.38%, 11/15/26	$62,000	$62,119
4.88%, 4/15/28	99,000	100,618
6.38%, 5/15/29	57,000	61,069
5.38%, 11/15/29(e)	37,000	38,344
4.88%, 6/15/30(e)	41,000	41,655
4.90%, 8/15/34	62,000	62,230
5.40%, 8/15/54	74,000	71,243
Nevada Power Co.
3.70%, 5/1/29, Series CC	27,000	26,310
2.40%, 5/1/30, Series DD	9,000	8,130
6.75%, 7/1/37, Series R	23,000	25,371
3.13%, 8/1/50, Series EE	61,000	37,795
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/28(e)	28,000	27,542
New Fortress Energy, Inc.
6.50%, 9/30/26(e)	186,000	112,119
New York & Presbyterian Hospital
2.26%, 8/1/40	6,000	4,019
4.06%, 8/1/56	7,000	5,261
2.61%, 8/1/60(b)	6,000	3,245
3.95%, 8/1/19, Series 2019	10,000	6,628
New York Life Global Funding
0.85%, 1/15/26(e)	35,000	34,230
4.70%, 4/2/26(e)	25,000	25,069
1.15%, 6/9/26(e)	15,000	14,525
2.35%, 7/14/26(e)	20,000	19,547
5.45%, 9/18/26(e)	40,000	40,552
4.90%, 4/2/27(e)	25,000	25,226
3.25%, 4/7/27(e)	20,000	19,652
4.85%, 1/9/28(e)	41,000	41,488
3.00%, 1/10/28(e)	30,000	29,078
4.90%, 6/13/28(e)	30,000	30,472
4.70%, 1/29/29(e)	44,000	44,389
1.20%, 8/7/30(e)	25,000	21,139
1.85%, 8/1/31(e)	20,000	17,041
4.55%, 1/28/33(e)	40,000	38,764
5.00%, 1/9/34(e)	45,000	44,691
New York Life Insurance Co.
5.88%, 5/15/33(e)	40,000	41,522
6.75%, 11/15/39(e)	40,000	44,269
3.75%, 5/15/50(e)	50,000	35,866
4.45%, 5/15/69(e)	60,000	45,395
New York State Electric & Gas Corp.
3.30%, 9/15/49(e)	71,000	45,518
Newell Brands, Inc.
5.70%, 4/1/26	55,000	55,416
6.38%, 9/15/27	20,000	20,076
6.63%, 9/15/29	22,000	21,295
6.38%, 5/15/30	30,000	28,296
6.63%, 5/15/32	18,000	16,692
6.88%, 4/1/36(b)	15,000	13,836
7.00%, 4/1/46	28,000	22,762
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/28(e)	44,000	32,760
6.00%, 2/15/29(e)	28,000	16,363
Newmark Group, Inc.
7.50%, 1/12/29	46,000	48,426
Newmont Corp.
2.25%, 10/1/30	609,000	544,391
Newmont Corp./Newcrest Finance Pty Ltd.
4.20%, 5/13/50	231,000	180,859
News Corp.
3.88%, 5/15/29(e)	41,000	38,940
5.13%, 2/15/32(e)	49,000	47,150
Nexstar Media, Inc.
5.63%, 7/15/27(e)	69,000	68,826
4.75%, 11/1/28(e)	40,000	38,562
NextEra Energy Capital Holdings, Inc.
3.00%, 1/15/52	45,000	27,238
5.25%, 2/28/53	19,000	16,993
5.55%, 3/15/54	590,000	546,716
5.11%, 9/29/57(e)	960,000	857,504
NFE Financing LLC
12.00%, 11/15/29(e)	49,000	20,902
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 2/15/29(e)	37,000	36,191
8.38%, 2/15/32(e)	53,000	50,090
NGPL PipeCo LLC
4.88%, 8/15/27(e)	29,000	28,721
3.25%, 7/15/31(e)	30,000	26,270
7.77%, 12/15/37(e)	20,000	22,189
Niagara Mohawk Power Corp.
5.78%, 9/16/52(e)	119,000	113,303
NIKE, Inc.
3.25%, 3/27/40	100,000	77,431
3.63%, 5/1/43	184,000	141,971
NiSource, Inc.
3.49%, 5/15/27	60,000	58,815
5.25%, 3/30/28	65,000	66,262
2.95%, 9/1/29	55,000	51,531
3.60%, 5/1/30	71,000	67,601
1.70%, 2/15/31	55,000	46,553
5.40%, 6/30/33	30,000	30,190
5.35%, 4/1/34	60,000	60,244
5.95%, 6/15/41	30,000	29,747
5.25%, 2/15/43	67,000	61,345
4.80%, 2/15/44	166,000	143,766
5.65%, 2/1/45	45,000	42,887
4.38%, 5/15/47	90,000	72,145
3.95%, 3/30/48	70,000	52,510
5.00%, 6/15/52	30,000	25,772
NNN REIT, Inc.
4.30%, 10/15/28	361,000	356,958
3.10%, 4/15/50	55,000	34,137
3.50%, 4/15/51	41,000	27,438
3.00%, 4/15/52	41,000	24,544
Noble Finance II LLC
8.00%, 4/15/30(e)	25,000	25,016
Nordson Corp.
5.60%, 9/15/28	21,000	21,547

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
5.80%, 9/15/33	$35,000	$36,456
Norfolk Southern Corp.
2.90%, 6/15/26	35,000	34,463
7.80%, 5/15/27	20,000	21,289
3.15%, 6/1/27	20,000	19,530
3.80%, 8/1/28	35,000	34,442
2.55%, 11/1/29	30,000	27,581
5.05%, 8/1/30	45,000	46,055
2.30%, 5/15/31	35,000	30,668
3.00%, 3/15/32	45,000	40,243
4.45%, 3/1/33	36,000	34,657
5.55%, 3/15/34	30,000	30,911
4.84%, 10/1/41	55,000	49,329
3.95%, 10/1/42	54,000	43,009
4.45%, 6/15/45	45,000	37,500
4.65%, 1/15/46	55,000	47,001
3.94%, 11/1/47	70,000	53,170
4.15%, 2/28/48	65,000	50,951
4.10%, 5/15/49	35,000	26,907
3.40%, 11/1/49	35,000	23,843
3.05%, 5/15/50	70,000	44,564
2.90%, 8/25/51	55,000	33,569
4.05%, 8/15/52	70,000	52,784
3.70%, 3/15/53	35,000	24,690
4.55%, 6/1/53	70,000	57,433
5.35%, 8/1/54(b)	90,000	84,264
3.16%, 5/15/55	70,000	43,440
5.95%, 3/15/64	55,000	54,732
5.10%, 8/1/18	30,000	24,866
4.10%, 5/15/21	55,000	37,015
Northern Natural Gas Co.
4.30%, 1/15/49(e)	235,000	182,712
Northern Oil & Gas, Inc.
8.13%, 3/1/28(e)	29,000	29,141
8.75%, 6/15/31(b)(e)	20,000	20,211
Northern States Power Co.
6.25%, 6/1/36	20,000	21,693
3.40%, 8/15/42	24,000	17,926
4.00%, 8/15/45	58,000	45,735
3.60%, 9/15/47	29,000	21,122
2.90%, 3/1/50	39,000	24,527
2.60%, 6/1/51	89,000	51,983
3.20%, 4/1/52	28,000	18,351
4.50%, 6/1/52	33,000	27,217
Northern Trust Corp.
4.00%, 5/10/27	69,000	68,781
3.65%, 8/3/28	35,000	34,409
3.15%, 5/3/29	10,000	9,594
1.95%, 5/1/30	21,000	18,631
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; Secured Overnight Financing Rate + 1.131% thereafter)(a)	239,000	230,726
6.13%, 11/2/32	21,000	22,365
Northrop Grumman Corp.
3.20%, 2/1/27	46,000	45,133
4.60%, 2/1/29	30,000	30,220
4.40%, 5/1/30	55,000	54,587
4.90%, 6/1/34	75,000	73,836
5.15%, 5/1/40	45,000	43,065
5.05%, 11/15/40	25,000	23,506
4.75%, 6/1/43	85,000	75,293
3.85%, 4/15/45	55,000	42,494
4.03%, 10/15/47	204,000	158,378
5.25%, 5/1/50	90,000	82,886
4.95%, 3/15/53	90,000	79,102
5.20%, 6/1/54	105,000	95,636
Northwell Healthcare, Inc.
3.98%, 11/1/46	126,000	94,057
4.26%, 11/1/47	55,000	42,231
3.81%, 11/1/49	29,000	20,479
Northwest Pipeline LLC
4.00%, 4/1/27	30,000	29,694
NorthWestern Corp.
4.18%, 11/15/44	24,000	19,015
Northwestern Mutual Life Insurance Co.
3.63%, 9/30/59(e)	244,000	161,964
Northwestern University
4.64%, 12/1/44	11,000	10,132
2.64%, 12/1/50, Series 2020	6,000	3,578
3.66%, 12/1/57, Series 2017	6,000	4,229
NOV, Inc.
3.60%, 12/1/29(b)	36,000	34,247
Novant Health, Inc.
2.64%, 11/1/36	22,000	16,901
3.17%, 11/1/51	38,000	24,292
3.32%, 11/1/61	22,000	13,531
Novelis Corp.
4.75%, 1/30/30(e)	104,000	98,951
3.88%, 8/15/31(e)	23,000	20,506
NRG Energy, Inc.
2.00%, 12/2/25(e)	20,000	19,689
2.45%, 12/2/27(e)	36,000	33,878
5.75%, 1/15/28	33,000	33,133
3.38%, 2/15/29(e)	20,000	18,700
4.45%, 6/15/29(e)	20,000	19,486
5.25%, 6/15/29(e)	30,000	29,656
5.75%, 7/15/29(e)	33,000	32,921
3.63%, 2/15/31(e)	41,000	37,231
3.88%, 2/15/32(e)	19,000	17,204
6.00%, 2/1/33(e)	37,000	36,778
7.00%, 3/15/33(e)	40,000	43,229
6.25%, 11/1/34(e)	38,000	38,041
NSTAR Electric Co.
1.95%, 8/15/31	6,000	5,127
Nucor Corp.
5.20%, 8/1/43	15,000	14,184
4.40%, 5/1/48	88,000	71,202
3.85%, 4/1/52	24,000	17,554
2.98%, 12/15/55	95,000	55,855
NuStar Logistics LP
6.00%, 6/1/26	20,000	20,123
5.63%, 4/28/27	23,000	23,075

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
6.38%, 10/1/30	$25,000	$25,488
Nuveen LLC
4.00%, 11/1/28(e)	40,000	39,492
NVIDIA Corp.
3.20%, 9/16/26	21,000	20,766
1.55%, 6/15/28	26,000	24,172
2.85%, 4/1/30	31,000	29,173
2.00%, 6/15/31	25,000	21,939
3.50%, 4/1/40	21,000	17,303
3.50%, 4/1/50	41,000	30,076
3.70%, 4/1/60	10,000	7,184
NVR, Inc.
3.00%, 5/15/30	64,000	59,050
NYU Langone Hospitals
5.75%, 7/1/43, Series 13-A	15,000	14,970
4.78%, 7/1/44	13,000	11,643
4.37%, 7/1/47	64,000	53,255
3.38%, 7/1/55, Series 2020(b)	24,000	15,807
Occidental Petroleum Corp.
7.88%, 9/15/31	173,000	190,712
6.45%, 9/15/36	284,000	279,185
4.20%, 3/15/48	118,000	78,030
6.05%, 10/1/54	290,000	252,312
Office Properties Income Trust
9.00%, 9/30/29(e)	64,000	47,442
OGE Energy Corp.
5.45%, 5/15/29	22,000	22,665
Oglethorpe Power Corp.
5.95%, 11/1/39	136,000	137,644
5.38%, 11/1/40	40,000	38,024
5.05%, 10/1/48	45,000	38,893
3.75%, 8/1/50	40,000	27,430
5.25%, 9/1/50	43,000	37,165
6.20%, 12/1/53	35,000	34,688
Ohio Edison Co.
5.50%, 1/15/33(e)	12,000	12,098
6.88%, 7/15/36	32,000	35,613
Ohio Power Co.
2.90%, 10/1/51, Series R	56,000	32,973
OI European Group BV
4.75%, 2/15/30(e)	16,000	15,094
Oklahoma Gas & Electric Co.
3.80%, 8/15/28	29,000	28,542
3.30%, 3/15/30	6,000	5,656
3.25%, 4/1/30	6,000	5,639
5.40%, 1/15/33	33,000	33,575
4.15%, 4/1/47	86,000	66,490
3.85%, 8/15/47	20,000	14,970
5.60%, 4/1/53	33,000	31,476
Old Republic International Corp.
3.88%, 8/26/26	34,000	33,681
5.75%, 3/28/34	29,000	29,488
3.85%, 6/11/51	59,000	40,720
Olin Corp.
5.63%, 8/1/29(b)	65,000	63,718
Olympus Water U.S. Holding Corp.
7.13%, 10/1/27(b)(e)	200,000	203,404
Omega Healthcare Investors, Inc.
4.75%, 1/15/28	119,000	119,123
3.63%, 10/1/29	35,000	32,893
3.38%, 2/1/31	58,000	52,367
3.25%, 4/15/33	34,000	28,766
Omnicom Group, Inc.
2.45%, 4/30/30(b)	43,000	38,806
4.20%, 6/1/30	43,000	42,105
2.60%, 8/1/31	96,000	84,283
5.30%, 11/1/34	52,000	51,625
ON Semiconductor Corp.
3.88%, 9/1/28(e)	29,000	27,717
Oncor Electric Delivery Co. LLC
0.55%, 10/1/25	35,000	34,569
4.30%, 5/15/28	45,000	45,057
3.70%, 11/15/28	50,000	48,954
5.75%, 3/15/29	25,000	26,078
2.75%, 5/15/30	15,000	13,771
7.00%, 5/1/32	10,000	11,112
4.15%, 6/1/32	10,000	9,501
4.55%, 9/15/32	15,000	14,648
7.25%, 1/15/33	5,000	5,656
5.65%, 11/15/33	15,000	15,557
7.50%, 9/1/38	15,000	17,754
5.25%, 9/30/40	20,000	19,162
4.55%, 12/1/41	20,000	17,218
5.30%, 6/1/42	15,000	14,036
3.75%, 4/1/45	25,000	18,840
3.80%, 9/30/47	15,000	11,119
4.10%, 11/15/48	34,000	26,062
3.80%, 6/1/49	20,000	14,520
3.10%, 9/15/49	179,000	114,451
3.70%, 5/15/50	99,000	70,172
2.70%, 11/15/51	90,000	51,339
4.60%, 6/1/52	15,000	12,204
4.95%, 9/15/52	40,000	34,592
5.35%, 10/1/52	15,000	13,700
ONE Gas, Inc.
5.10%, 4/1/29	21,000	21,432
2.00%, 5/15/30	88,000	77,716
4.25%, 9/1/32	6,000	5,697
4.66%, 2/1/44	29,000	24,945
4.50%, 11/1/48	20,000	16,231
OneAmerica Financial Partners, Inc.
4.25%, 10/15/50(b)(e)	16,000	12,010
OneMain Finance Corp.
3.50%, 1/15/27	30,000	29,119
6.63%, 1/15/28	30,000	30,570
3.88%, 9/15/28	24,000	22,563
6.63%, 5/15/29	36,000	36,425
5.38%, 11/15/29	30,000	29,095
7.88%, 3/15/30	28,000	29,290
4.00%, 9/15/30	60,000	54,131
7.50%, 5/15/31	30,000	30,895

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
7.13%, 11/15/31	$30,000	$30,568
ONEOK Partners LP
6.85%, 10/15/37	53,000	56,037
6.20%, 9/15/43	412,000	393,783
ONEOK, Inc.
4.25%, 9/24/27	72,000	71,553
4.55%, 7/15/28	46,000	45,855
5.65%, 11/1/28	43,000	44,302
4.35%, 3/15/29	40,000	39,367
3.40%, 9/1/29	41,000	38,743
4.75%, 10/15/31	90,000	87,915
6.05%, 9/1/33	108,000	110,998
5.05%, 11/1/34	115,000	109,588
5.15%, 10/15/43	11,000	9,531
4.25%, 9/15/46	44,000	32,441
4.20%, 10/3/47	133,000	97,027
5.20%, 7/15/48	100,000	84,258
4.85%, 2/1/49	44,000	34,853
4.45%, 9/1/49	23,000	17,218
7.15%, 1/15/51	26,000	27,578
6.63%, 9/1/53	153,000	154,598
5.70%, 11/1/54	132,000	118,275
5.85%, 11/1/64	63,000	56,499
Option Care Health, Inc.
4.38%, 10/31/29(e)	20,000	19,114
Oracle Corp.
3.25%, 11/15/27	483,000	469,920
6.15%, 11/9/29	105,000	111,524
2.95%, 4/1/30	1,310,000	1,213,768
4.70%, 9/27/34	126,000	120,260
3.90%, 5/15/35	429,000	380,960
3.85%, 7/15/36	110,000	94,865
6.50%, 4/15/38	110,000	117,206
6.13%, 7/8/39	164,000	168,463
5.38%, 7/15/40	642,000	608,564
4.50%, 7/8/44	575,000	474,157
4.13%, 5/15/45	657,000	507,342
3.85%, 4/1/60	70,000	46,672
4.10%, 3/25/61	1,775,000	1,240,832
O'Reilly Automotive, Inc.
3.55%, 3/15/26	31,000	30,778
5.75%, 11/20/26	46,000	46,796
3.60%, 9/1/27	46,000	45,161
4.35%, 6/1/28	31,000	30,946
3.90%, 6/1/29	36,000	35,110
4.20%, 4/1/30	36,000	35,346
1.75%, 3/15/31	186,000	157,869
4.70%, 6/15/32	61,000	59,774
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 4/30/31(b)(e)	200,000	168,417
Orlando Health Obligated Group
4.09%, 10/1/48	41,000	31,771
3.33%, 10/1/50	17,000	11,325
Oscar AcquisitionCo LLC/Oscar Finance, Inc.
9.50%, 4/15/30(e)	24,000	19,357
Otis Worldwide Corp.
2.29%, 4/5/27	31,000	29,824
5.25%, 8/16/28	46,000	47,182
2.57%, 2/15/30	106,000	96,802
3.11%, 2/15/40	68,000	50,912
3.36%, 2/15/50	68,000	45,657
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 8/15/27(e)	27,000	26,712
4.25%, 1/15/29(b)(e)	20,000	18,976
4.63%, 3/15/30(b)(e)	28,000	26,353
7.38%, 2/15/31(e)	23,000	24,327
Ovintiv, Inc.
5.38%, 1/1/26	30,000	30,057
5.65%, 5/15/28	45,000	45,927
8.13%, 9/15/30	20,000	22,334
7.20%, 11/1/31	25,000	26,549
7.38%, 11/1/31	35,000	37,413
6.25%, 7/15/33	45,000	45,205
6.50%, 8/15/34	65,000	65,241
6.63%, 8/15/37	40,000	39,159
6.50%, 2/1/38	40,000	38,929
7.10%, 7/15/53	35,000	34,259
Owens & Minor, Inc.
4.50%, 3/31/29(b)(e)	40,000	32,796
6.63%, 4/1/30(e)	33,000	27,980
Owens Corning
3.40%, 8/15/26	25,000	24,639
5.50%, 6/15/27	30,000	30,512
3.95%, 8/15/29	32,000	31,030
3.50%, 2/15/30	25,000	23,649
3.88%, 6/1/30	21,000	20,074
5.70%, 6/15/34	50,000	51,106
7.00%, 12/1/36	44,000	48,718
4.30%, 7/15/47	54,000	42,579
4.40%, 1/30/48	36,000	28,644
5.95%, 6/15/54(b)	65,000	64,000
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27(e)	25,000	25,031
7.25%, 5/15/31(b)(e)	47,000	47,161
P&L Development LLC/PLD Finance Corp.
12.00%, 5/15/29, PIK(e)	46,146	46,302
PACCAR Financial Corp.
4.60%, 1/10/28	22,000	22,238
4.95%, 8/10/28	22,000	22,459
4.60%, 1/31/29(b)	44,000	44,423
5.00%, 3/22/34	48,000	48,014
Pacific Gas & Electric Co.
2.95%, 3/1/26	37,000	36,401
3.30%, 3/15/27	25,000	24,340
5.45%, 6/15/27	128,000	129,371
2.10%, 8/1/27	62,000	58,513
3.00%, 6/15/28	50,000	47,198

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
3.75%, 7/1/28	$55,000	$53,097
6.10%, 1/15/29	53,000	54,749
4.20%, 3/1/29	25,000	24,332
5.55%, 5/15/29	53,000	53,737
4.55%, 7/1/30	216,000	209,373
2.50%, 2/1/31	139,000	119,589
3.25%, 6/1/31	70,000	62,121
4.40%, 3/1/32	340,000	316,269
5.90%, 6/15/32	42,000	42,397
6.15%, 1/15/33	52,000	52,941
6.40%, 6/15/33	80,000	82,459
6.95%, 3/15/34	56,000	59,556
5.80%, 5/15/34	218,000	215,637
4.50%, 7/1/40	176,000	144,571
3.30%, 8/1/40	90,000	64,163
4.20%, 6/1/41	43,000	32,683
4.45%, 4/15/42	36,000	28,072
3.75%, 8/15/42	32,000	22,578
4.60%, 6/15/43	90,000	70,808
4.75%, 2/15/44	61,000	48,767
4.30%, 3/15/45	54,000	40,209
4.25%, 3/15/46	41,000	29,969
4.00%, 12/1/46	54,000	37,771
4.95%, 7/1/50	279,000	221,856
3.50%, 8/1/50	173,000	109,621
5.25%, 3/1/52	50,000	40,935
6.75%, 1/15/53	140,000	139,470
6.70%, 4/1/53	68,000	67,440
Pacific Life Global Funding II
1.38%, 4/14/26(e)	35,000	34,106
5.50%, 8/28/26(e)	25,000	25,332
1.45%, 1/20/28(e)	25,000	23,196
4.90%, 4/4/28(e)	15,000	15,190
5.50%, 7/18/28(e)	20,000	20,607
1.60%, 9/21/28(e)	10,000	9,109
4.90%, 1/11/29(e)	15,000	15,170
2.45%, 1/11/32(e)	15,000	12,671
Pacific Life Insurance Co.
9.25%, 6/15/39(e)	10,000	13,326
4.30%, 10/24/67, (4.30% fixed rate until 10/24/47; Secured Overnight Financing Rate + 2.796% thereafter)(a)(e)	56,000	43,114
Pacific LifeCorp
6.60%, 9/15/33(e)	25,000	26,921
5.13%, 1/30/43(e)	15,000	13,579
3.35%, 9/15/50(b)(e)	30,000	19,608
5.40%, 9/15/52(e)	30,000	27,642
PacifiCorp
5.10%, 2/15/29	27,000	27,414
3.50%, 6/15/29	22,000	21,081
2.70%, 9/15/30	8,000	7,181
5.30%, 2/15/31	14,000	14,257
7.70%, 11/15/31	6,000	6,868
5.45%, 2/15/34	22,000	21,994
5.25%, 6/15/35	20,000	19,708
6.10%, 8/1/36	7,000	7,200
4.15%, 2/15/50	822,000	607,784
2.90%, 6/15/52	49,000	28,203
5.35%, 12/1/53	72,000	63,376
Packaging Corp. of America
3.00%, 12/15/29	341,000	318,560
Panther Escrow Issuer LLC
7.13%, 6/1/31(e)	121,000	125,225
Paramount Global
2.90%, 1/15/27	37,000	35,907
3.70%, 6/1/28	31,000	29,975
4.20%, 6/1/29	62,000	59,945
7.88%, 7/30/30	58,000	63,948
4.95%, 1/15/31	87,000	84,307
4.20%, 5/19/32	70,000	63,080
5.50%, 5/15/33	30,000	28,662
6.88%, 4/30/36	97,000	98,832
5.90%, 10/15/40	27,000	24,078
4.85%, 7/1/42	45,000	35,158
4.38%, 3/15/43	130,000	94,912
5.85%, 9/1/43	113,000	97,166
5.25%, 4/1/44	31,000	23,879
4.90%, 8/15/44	50,000	37,393
4.60%, 1/15/45	54,000	39,743
4.95%, 5/19/50	90,000	67,981
6.25%, 2/28/57, (6.25% fixed rate until 2/28/27; Secured Overnight Financing Rate + 3.899% thereafter)(a)	26,000	24,596
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(a)	41,000	40,091
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/1/28(e)	30,000	29,559
4.88%, 5/15/29(e)	31,000	29,371
7.00%, 2/1/30(e)	22,000	22,232
Park River Holdings, Inc.
5.63%, 2/1/29(e)	16,000	12,877
6.75%, 8/1/29(e)	14,000	11,220
Parker-Hannifin Corp.
3.25%, 3/1/27	45,000	44,258
4.25%, 9/15/27	75,000	74,901
3.25%, 6/14/29	70,000	67,039
4.50%, 9/15/29	70,000	70,322
4.20%, 11/21/34	45,000	42,176
6.25%, 5/15/38, Series A	36,000	38,629
4.45%, 11/21/44	45,000	37,881
4.10%, 3/1/47	55,000	43,087
4.00%, 6/14/49	70,000	53,660
PartnerRe Finance B LLC
3.70%, 7/2/29	48,000	46,128
4.50%, 10/1/50, (4.50% fixed rate until 10/1/30; 5-year Constant Maturity Treasury Rate + 3.815% thereafter)(a)	45,000	41,752

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 8/15/28(e)	$29,000	$27,871
Patterson-UTI Energy, Inc.
7.15%, 10/1/33(b)	58,000	58,091
PayPal Holdings, Inc.
2.65%, 10/1/26	59,000	57,773
3.90%, 6/1/27	23,000	22,849
2.85%, 10/1/29	70,000	65,510
2.30%, 6/1/30	27,000	24,318
4.40%, 6/1/32	27,000	26,333
5.15%, 6/1/34	23,000	22,975
3.25%, 6/1/50	66,000	43,234
5.05%, 6/1/52	66,000	58,751
5.50%, 6/1/54	26,000	24,568
5.25%, 6/1/62	33,000	29,171
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.
4.00%, 6/15/29(e)	309,000	286,770
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 2/15/28	33,000	30,648
7.88%, 9/15/30(e)	50,000	43,757
PeaceHealth Obligated Group
1.38%, 11/15/25, Series 2020	22,000	21,626
4.79%, 11/15/48, Series 2018	19,000	15,459
3.22%, 11/15/50, Series 2020	22,000	13,239
PECO Energy Co.
4.90%, 6/15/33	12,000	12,004
5.95%, 10/1/36	20,000	21,014
4.15%, 10/1/44	20,000	16,202
3.70%, 9/15/47	21,000	15,463
3.90%, 3/1/48	42,000	31,795
3.00%, 9/15/49	21,000	13,370
2.80%, 6/15/50	23,000	14,003
3.05%, 3/15/51	107,000	67,002
2.85%, 9/15/51	24,000	14,610
4.60%, 5/15/52	23,000	19,094
4.38%, 8/15/52	28,000	22,573
Penn Entertainment, Inc.
5.63%, 1/15/27(e)	16,000	15,811
4.13%, 7/1/29(e)	16,000	14,355
Penn Mutual Life Insurance Co.
3.80%, 4/29/61(e)	20,000	12,659
PennyMac Financial Services, Inc.
4.25%, 2/15/29(e)	197,000	187,456
Penske Automotive Group, Inc.
3.50%, 9/1/25	61,000	60,789
3.75%, 6/15/29	27,000	25,330
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25(e)	31,000	30,478
4.45%, 1/29/26(e)	17,000	16,982
5.75%, 5/24/26(e)	29,000	29,269
1.70%, 6/15/26(e)	31,000	30,053
3.40%, 11/15/26(e)	25,000	24,525
5.35%, 1/12/27(e)	21,000	21,183
4.20%, 4/1/27(e)	21,000	20,794
4.40%, 7/1/27(e)	31,000	30,828
5.88%, 11/15/27(e)	21,000	21,532
5.70%, 2/1/28(e)	31,000	31,751
5.55%, 5/1/28(e)	31,000	31,701
6.05%, 8/1/28(e)	45,000	46,661
5.35%, 3/30/29(e)	21,000	21,341
3.35%, 11/1/29(e)	12,000	11,288
6.20%, 6/15/30(e)	21,000	22,206
Pentair Finance SARL
4.50%, 7/1/29	28,000	27,609
5.90%, 7/15/32	28,000	28,899
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 2/16/27	26,000	26,205
4.55%, 2/16/29	21,000	21,180
4.70%, 2/16/34	9,000	8,848
PepsiCo, Inc.
5.13%, 11/10/26	33,000	33,437
2.63%, 3/19/27	23,000	22,416
3.00%, 10/15/27	70,000	68,200
3.60%, 2/18/28	35,000	34,585
4.45%, 5/15/28	30,000	30,335
7.00%, 3/1/29	24,000	26,278
2.63%, 7/29/29	20,000	18,773
2.75%, 3/19/30	30,000	27,956
1.63%, 5/1/30	21,000	18,448
1.40%, 2/25/31	15,000	12,728
1.95%, 10/21/31	25,000	21,441
3.90%, 7/18/32	25,000	23,857
4.45%, 2/15/33	20,000	19,885
5.50%, 1/15/40	25,000	25,479
3.50%, 3/19/40	15,000	12,166
4.88%, 11/1/40	15,000	14,230
2.63%, 10/21/41	35,000	24,174
4.00%, 3/5/42	78,000	64,764
3.60%, 8/13/42	15,000	11,721
4.25%, 10/22/44	15,000	12,861
4.45%, 4/14/46	84,000	72,403
3.45%, 10/6/46	43,000	31,365
4.00%, 5/2/47	27,000	21,468
3.38%, 7/29/49	24,000	16,878
2.88%, 10/15/49	49,000	31,397
3.63%, 3/19/50	197,000	144,783
2.75%, 10/21/51	49,000	29,897
4.20%, 7/18/52	115,000	91,668
4.65%, 2/15/53	24,000	20,676
3.88%, 3/19/60	25,000	18,224
Performance Food Group, Inc.
5.50%, 10/15/27(e)	43,000	42,904
4.25%, 8/1/29(e)	171,000	163,085
Permian Resources Operating LLC
5.88%, 7/1/29(e)	177,000	174,923
Perrigo Finance Unlimited Co.
6.13%, 9/30/32, Series USD(b)	86,000	85,902
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/33	135,000	132,832

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
5.11%, 5/19/43	$1,000	$933
5.30%, 5/19/53	395,000	362,368
5.34%, 5/19/63	389,000	350,642
Pfizer, Inc.
2.63%, 4/1/30	34,000	31,347
1.70%, 5/28/30	27,000	23,677
1.75%, 8/18/31(b)	27,000	23,075
4.00%, 12/15/36	66,000	59,635
4.10%, 9/15/38	46,000	40,396
3.90%, 3/15/39	49,000	41,700
7.20%, 3/15/39	164,000	191,431
2.55%, 5/28/40	66,000	46,069
5.60%, 9/15/40	33,000	33,112
4.30%, 6/15/43	49,000	41,308
4.40%, 5/15/44	65,000	55,518
4.13%, 12/15/46	82,000	65,546
4.20%, 9/15/48	65,000	52,137
4.00%, 3/15/49	82,000	63,050
2.70%, 5/28/50	82,000	49,363
PG&E Corp.
5.00%, 7/1/28	41,000	40,057
5.25%, 7/1/30	41,000	39,854
PG&E Energy Recovery Funding LLC
1.46%, 7/15/31, Series A-1	1,244,474	1,134,614
PG&E Recovery Funding LLC
5.26%, 1/15/38, Series A-2	675,000	671,566
PG&E Wildfire Recovery Funding LLC
4.02%, 6/1/31, Series A-1	274,292	270,294
4.26%, 6/1/36, Series A-2	1,250,000	1,171,467
5.08%, 6/1/41, Series A-3	400,000	382,586
Philip Morris International, Inc.
5.13%, 2/15/30	165,000	168,606
2.10%, 5/1/30	124,000	110,365
5.38%, 2/15/33	635,000	648,212
4.88%, 11/15/43	271,000	242,430
Phillips 66
3.90%, 3/15/28	355,000	349,976
5.88%, 5/1/42	605,000	589,178
4.90%, 10/1/46	21,000	17,347
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	25,000	21,305
5.75%, 7/15/34	32,000	32,307
Piedmont Healthcare, Inc.
2.04%, 1/1/32, Series 2032	6,000	4,943
2.72%, 1/1/42, Series 2042	28,000	18,957
2.86%, 1/1/52	41,000	24,230
Piedmont Natural Gas Co., Inc.
3.35%, 6/1/50	81,000	52,216
5.05%, 5/15/52	114,000	97,369
Piedmont Operating Partnership LP
3.15%, 8/15/30	77,000	67,913
Pike Corp.
5.50%, 9/1/28(e)	30,000	29,813
8.63%, 1/31/31(e)	16,000	17,259
Pilgrim's Pride Corp.
4.25%, 4/15/31	72,000	68,331
3.50%, 3/1/32	64,000	56,778
6.25%, 7/1/33	72,000	74,822
6.88%, 5/15/34	46,000	49,625
Pioneer Natural Resources Co.
1.90%, 8/15/30	57,000	49,945
Pitney Bowes, Inc.
6.88%, 3/15/27(e)	16,000	16,096
7.25%, 3/15/29(e)	14,000	14,129
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26	46,000	45,932
3.55%, 12/15/29	71,000	67,187
3.80%, 9/15/30	54,000	51,033
5.70%, 9/15/34	55,000	54,592
6.65%, 1/15/37	54,000	56,745
5.15%, 6/1/42	45,000	38,630
4.30%, 1/31/43	32,000	24,644
4.70%, 6/15/44	62,000	49,804
4.90%, 2/15/45	59,000	48,792
Playtika Holding Corp.
4.25%, 3/15/29(b)(e)	29,000	25,991
PNC Bank NA
3.10%, 10/25/27	459,000	446,146
PNC Financial Services Group, Inc.
2.60%, 7/23/26	68,000	66,761
4.76%, 1/26/27, (4.758% fixed rate until 1/26/26; Secured Overnight Financing Index + 1.085% thereafter)(a)	49,000	49,041
2.31%, 4/23/32, (2.307% fixed rate until 4/23/31; Secured Overnight Financing Rate + 0.979% thereafter)(a)	395,000	341,593
6.04%, 10/28/33, (6.037% fixed rate until 10/28/32; Secured Overnight Financing Index + 2.14% thereafter)(a)	227,000	237,722
Polar Tankers, Inc.
5.95%, 5/10/37(e)	30,225	31,020
Post Holdings, Inc.
5.50%, 12/15/29(e)	100,000	98,797
4.63%, 4/15/30(e)	193,000	183,127
Potomac Electric Power Co.
5.20%, 3/15/34	8,000	7,993
6.50%, 11/15/37	33,000	36,314
4.15%, 3/15/43	42,000	34,121
5.50%, 3/15/54	20,000	18,848
PPG Industries, Inc.
1.20%, 3/15/26	43,000	41,881
3.75%, 3/15/28	49,000	48,114
2.80%, 8/15/29	22,000	20,532
2.55%, 6/15/30	22,000	19,865
PPL Capital Funding, Inc.
5.25%, 9/1/34	68,000	67,352
PPL Electric Utilities Corp.
3.95%, 6/1/47	56,000	43,345

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
PRA Group, Inc.
8.38%, 2/1/28(e)	$16,000	$16,158
5.00%, 10/1/29(b)(e)	14,000	12,581
8.88%, 1/31/30(e)	16,000	16,413
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 9/1/29(e)	65,000	42,673
5.88%, 9/1/31(e)	30,000	17,845
President & Fellows of Harvard College
4.61%, 2/15/35	15,000	14,699
3.15%, 7/15/46	10,000	6,987
2.52%, 10/15/50	10,000	5,825
3.75%, 11/15/52	10,000	7,406
3.30%, 7/15/56	10,000	6,606
Prestige Brands, Inc.
5.13%, 1/15/28(e)	42,000	41,834
3.75%, 4/1/31(e)	25,000	22,735
Prime Healthcare Services, Inc.
9.38%, 9/1/29(b)(e)	60,000	60,987
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 4/15/26(e)	35,000	35,107
3.38%, 8/31/27(e)	205,000	197,304
6.25%, 1/15/28(e)	53,000	53,033
Primerica, Inc.
2.80%, 11/19/31	42,000	36,740
Primo Water Holdings Inc/Triton Water Holdings, Inc.
6.25%, 4/1/29(e)	31,000	31,105
4.38%, 4/30/29(e)	31,000	29,832
Principal Financial Group, Inc.
3.10%, 11/15/26	24,000	23,503
3.70%, 5/15/29	10,000	9,675
2.13%, 6/15/30	126,000	111,009
6.05%, 10/15/36	100,000	105,084
4.63%, 9/15/42	20,000	17,421
4.35%, 5/15/43	11,000	9,154
Principal Life Global Funding II
1.25%, 8/16/26(e)	25,000	24,058
1.50%, 11/17/26(e)	25,000	23,981
5.00%, 1/16/27(e)	20,000	20,155
5.50%, 6/28/28(e)	12,000	12,337
5.10%, 1/25/29(e)	20,000	20,322
2.50%, 9/16/29(e)	20,000	18,495
1.63%, 11/19/30(e)	18,000	15,321
Private Export Funding Corp.
3.90%, 10/15/27, Series QQ	283,000	281,239
Procter & Gamble Co.
1.00%, 4/23/26	21,000	20,409
2.80%, 3/25/27	77,000	75,354
PROG Holdings, Inc.
6.00%, 11/15/29(e)	25,000	23,792
Progress Energy, Inc.
6.00%, 12/1/39	733,000	749,558
Progressive Corp.
2.45%, 1/15/27	27,000	26,242
2.50%, 3/15/27	27,000	26,206
4.00%, 3/1/29	30,000	29,691
6.63%, 3/1/29	16,000	17,234
3.20%, 3/26/30	10,000	9,489
3.00%, 3/15/32	10,000	9,003
6.25%, 12/1/32	25,000	27,191
4.95%, 6/15/33	10,000	10,095
4.35%, 4/25/44	23,000	19,207
3.70%, 1/26/45	26,000	19,797
4.13%, 4/15/47	56,000	44,611
4.20%, 3/15/48	39,000	31,445
3.95%, 3/26/50	33,000	25,153
3.70%, 3/15/52	33,000	23,871
Prologis LP
3.25%, 10/1/26	309,000	304,433
2.25%, 4/15/30	100,000	89,850
1.75%, 7/1/30	292,000	253,867
4.38%, 9/15/48	76,000	61,529
3.00%, 4/15/50	35,000	22,092
2.13%, 10/15/50	123,000	63,421
Prologis Targeted U.S. Logistics Fund LP
5.25%, 4/1/29(b)(e)	20,000	20,484
5.50%, 4/1/34(e)	20,000	20,161
5.25%, 1/15/35(e)	20,000	19,779
Protective Life Corp.
4.30%, 9/30/28(e)	17,000	16,852
3.40%, 1/15/30(e)	17,000	16,041
Protective Life Global Funding
1.90%, 7/6/28(e)	219,000	203,118
Providence St. Joseph Health Obligated Group
3.74%, 10/1/47, Series I	47,000	33,808
3.93%, 10/1/48, Series A	43,000	31,501
2.70%, 10/1/51, Series 21A	76,000	41,223
Prudential Financial, Inc.
1.50%, 3/10/26	37,000	36,169
3.88%, 3/27/28	29,000	28,724
2.10%, 3/10/30	10,000	9,024
5.75%, 7/15/33, Series B	10,000	10,507
5.70%, 12/14/36, Series D	79,000	81,361
6.63%, 12/1/37, Series D	15,000	16,494
3.00%, 3/10/40	20,000	14,755
6.63%, 6/21/40	15,000	16,524
4.60%, 5/15/44	35,000	30,038
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; Secured Overnight Financing Rate + 2.38% thereafter)(a)	45,000	44,116
3.91%, 12/7/47	58,000	43,979
4.42%, 3/27/48	46,000	37,561
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; Secured Overnight Financing Rate + 2.665% thereafter)(a)	60,000	60,036
3.94%, 12/7/49	68,000	50,848
4.35%, 2/25/50	65,000	52,513

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
3.70%, 10/1/50, (3.70% fixed rate until 10/1/30; 5-year Constant Maturity Treasury Rate + 3.035% thereafter)(a)	$55,000	$49,813
3.70%, 3/13/51	97,000	69,365
5.13%, 3/1/52, (5.125% fixed rate until 2/28/32; 5-year Constant Maturity Treasury Rate + 3.162% thereafter)(a)	70,000	67,227
6.00%, 9/1/52, (6.00% fixed rate until 9/1/32; 5-year Constant Maturity Treasury Rate + 3.234% thereafter)(a)	85,000	85,016
6.75%, 3/1/53, (6.75% fixed rate until 3/1/33; 5-year Constant Maturity Treasury Rate + 2.848% thereafter)(a)	102,000	106,353
6.50%, 3/15/54, (6.50% fixed rate until 3/15/34; 5-year Constant Maturity Treasury Rate + 2.404% thereafter)(a)	70,000	71,488
Public Service Co. of Colorado
3.70%, 6/15/28	412,000	405,098
4.10%, 6/15/48	755,000	572,595
3.20%, 3/1/50, Series 34	36,000	23,210
2.70%, 1/15/51, Series 36	47,000	27,133
Public Service Co. of New Hampshire
2.20%, 6/15/31, Series V	940,000	817,693
Public Service Co. of Oklahoma
3.15%, 8/15/51, Series K	37,000	22,854
Public Service Electric & Gas Co.
0.95%, 3/15/26	185,000	180,173
3.00%, 5/15/27	30,000	29,345
3.70%, 5/1/28	25,000	24,645
3.65%, 9/1/28	25,000	24,498
3.20%, 5/15/29	10,000	9,590
2.45%, 1/15/30	5,000	4,577
1.90%, 8/15/31	10,000	8,549
3.10%, 3/15/32	10,000	9,018
4.90%, 12/15/32	10,000	10,068
4.65%, 3/15/33	10,000	9,830
5.20%, 8/1/33	10,000	10,117
5.20%, 3/1/34	10,000	10,119
4.85%, 8/1/34	12,000	11,822
5.80%, 5/1/37, Series E	15,000	15,640
5.50%, 3/1/40	15,000	14,980
3.95%, 5/1/42	20,000	16,070
3.65%, 9/1/42(b)	19,000	14,670
3.80%, 1/1/43	18,000	14,092
3.80%, 3/1/46	30,000	22,784
3.60%, 12/1/47	19,000	13,793
4.05%, 5/1/48	44,000	34,271
3.85%, 5/1/49	20,000	15,090
3.20%, 8/1/49	22,000	14,736
3.15%, 1/1/50	17,000	11,186
2.70%, 5/1/50	65,000	39,076
2.05%, 8/1/50	20,000	10,291
3.00%, 3/1/51	64,000	40,691
5.13%, 3/15/53	22,000	20,018
5.45%, 8/1/53	22,000	20,958
5.45%, 3/1/54	30,000	28,556
5.30%, 8/1/54	55,000	51,089
Public Service Enterprise Group, Inc.
5.85%, 11/15/27	45,000	46,399
5.88%, 10/15/28	35,000	36,432
5.20%, 4/1/29	55,000	56,184
1.60%, 8/15/30	40,000	34,178
2.45%, 11/15/31	55,000	47,600
6.13%, 10/15/33	30,000	31,486
5.45%, 4/1/34	45,000	45,414
Public Storage Operating Co.
1.50%, 11/9/26	309,000	296,686
Puget Energy, Inc.
2.38%, 6/15/28	75,000	70,404
4.10%, 6/15/30	38,000	36,213
4.22%, 3/15/32	32,000	29,496
Puget Sound Energy, Inc.
5.33%, 6/15/34	8,000	8,026
6.27%, 3/15/37	16,000	16,969
5.76%, 10/1/39	19,000	19,224
5.80%, 3/15/40	18,000	18,143
5.64%, 4/15/41	16,000	15,707
4.30%, 5/20/45	23,000	18,611
4.22%, 6/15/48	33,000	25,672
3.25%, 9/15/49	24,000	15,551
2.89%, 9/15/51	24,000	14,393
5.45%, 6/1/53	22,000	20,358
5.69%, 6/15/54	46,000	43,971
PulteGroup, Inc.
7.88%, 6/15/32	122,000	139,696
Qorvo, Inc.
4.38%, 10/15/29	79,000	75,934
QUALCOMM, Inc.
3.25%, 5/20/27	145,000	142,625
1.30%, 5/20/28	70,000	64,577
2.15%, 5/20/30	25,000	22,513
1.65%, 5/20/32	25,000	20,506
4.25%, 5/20/32(b)	10,000	9,785
5.40%, 5/20/33	15,000	15,634
4.65%, 5/20/35	44,000	43,166
4.80%, 5/20/45	65,000	57,962
4.30%, 5/20/47	70,000	57,318
3.25%, 5/20/50	115,000	77,233
4.50%, 5/20/52	69,000	56,857
6.00%, 5/20/53	78,000	80,182
Quanta Services, Inc.
4.75%, 8/9/27	37,000	37,156
2.90%, 10/1/30	71,000	64,521
2.35%, 1/15/32	36,000	30,376
5.25%, 8/9/34	44,000	43,628
3.05%, 10/1/41	45,000	31,110
Quest Diagnostics, Inc.
4.63%, 12/15/29	42,000	42,079
2.95%, 6/30/30	56,000	51,684
2.80%, 6/30/31	243,000	217,635
6.40%, 11/30/33	52,000	56,179
5.00%, 12/15/34	10,000	9,822

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
QVC, Inc.
6.88%, 4/15/29(b)(e)	$28,000	$12,492
5.45%, 8/15/34	17,000	6,793
5.95%, 3/15/43	12,000	4,734
Radian Group, Inc.
4.88%, 3/15/27	97,000	96,861
6.20%, 5/15/29	53,000	54,593
Radiate Holdco LLC/Radiate Finance, Inc.
4.50%, 9/15/26(e)	37,000	31,817
6.50%, 9/15/28(e)	41,000	27,088
Radiology Partners, Inc.
9.78%, 2/15/30, PIK(e)	29,558	28,646
Rand Parent LLC
8.50%, 2/15/30(e)	35,000	34,508
Range Resources Corp.
8.25%, 1/15/29	35,000	36,060
4.75%, 2/15/30(e)	20,000	19,234
Raven Acquisition Holdings LLC
6.88%, 11/15/31(e)	52,000	51,909
Raymond James Financial, Inc.
4.95%, 7/15/46	78,000	68,653
Real Hero Merger Sub 2, Inc.
6.25%, 2/1/29(e)	25,000	19,495
Realty Income Corp.
2.10%, 3/15/28	110,000	103,414
3.40%, 1/15/30	100,000	94,785
3.25%, 1/15/31	295,000	272,721
5.38%, 9/1/54	27,000	25,322
Regal Rexnord Corp.
6.05%, 2/15/26	68,000	68,452
6.05%, 4/15/28	77,000	79,065
6.30%, 2/15/30	79,000	81,934
6.40%, 4/15/33	89,000	92,258
Regency Centers LP
3.70%, 6/15/30	289,000	277,003
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/30	89,000	76,286
2.80%, 9/15/50	68,000	39,025
Regions Financial Corp.
1.80%, 8/12/28	136,000	124,440
7.38%, 12/10/37	93,000	102,482
Reinsurance Group of America, Inc.
3.95%, 9/15/26	25,000	24,813
3.90%, 5/15/29	43,000	41,904
3.15%, 6/15/30	43,000	39,835
6.00%, 9/15/33	29,000	30,028
5.75%, 9/15/34	59,000	59,767
Republic Services, Inc.
0.88%, 11/15/25	20,000	19,683
2.90%, 7/1/26	30,000	29,573
3.38%, 11/15/27	40,000	39,175
3.95%, 5/15/28	49,000	48,562
4.88%, 4/1/29	55,000	55,952
5.00%, 11/15/29	19,000	19,409
2.30%, 3/1/30	45,000	40,775
1.45%, 2/15/31	45,000	37,906
1.75%, 2/15/32	55,000	45,707
2.38%, 3/15/33(b)	50,000	42,017
5.00%, 12/15/33	45,000	45,207
5.00%, 4/1/34	70,000	70,052
5.20%, 11/15/34	32,000	32,311
6.20%, 3/1/40	35,000	37,202
5.70%, 5/15/41	35,000	35,395
3.05%, 3/1/50	35,000	23,010
Resideo Funding, Inc.
4.00%, 9/1/29(e)	12,000	11,194
6.50%, 7/15/32(e)	24,000	24,230
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 4/16/29(d)	200,000	175,510
Revvity, Inc.
1.90%, 9/15/28	31,000	28,424
3.30%, 9/15/29	61,000	57,369
2.55%, 3/15/31	29,000	25,124
2.25%, 9/15/31	53,000	44,597
3.63%, 3/15/51	36,000	23,792
Reworld Holding Corp.
4.88%, 12/1/29(e)	31,000	29,405
5.00%, 9/1/30	17,000	15,874
Rexford Industrial Realty LP
5.00%, 6/15/28	18,000	18,016
2.13%, 12/1/30	28,000	24,003
2.15%, 9/1/31	28,000	23,597
RGA Global Funding
2.00%, 11/30/26(e)	21,000	20,255
6.00%, 11/21/28(e)	17,000	17,769
2.70%, 1/18/29(e)	17,000	15,830
5.45%, 5/24/29(e)	143,000	146,858
5.50%, 1/11/31(e)	29,000	29,660
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27	29,000	28,709
7.25%, 7/15/28(e)	17,000	17,541
4.50%, 2/15/29(e)	25,000	24,163
6.50%, 4/1/32(e)	41,000	41,629
Rite Aid Corp.
15.00%, 8/30/31, Series B, PIK(g)	14,244	1,380
Rithm Capital Corp.
6.25%, 10/15/25(e)	16,000	16,021
8.00%, 4/1/29(e)	32,000	32,139
RLJ Lodging Trust LP
3.75%, 7/1/26(b)(e)	20,000	19,721
4.00%, 9/15/29(e)	20,000	18,345
ROBLOX Corp.
3.88%, 5/1/30(e)	41,000	38,249
Roche Holdings, Inc.
4.79%, 3/8/29(e)	520,000	527,644
7.00%, 3/1/39(e)	275,000	322,074
Rocket Software, Inc.
9.00%, 11/28/28(e)	33,000	34,067
6.50%, 2/15/29(e)	24,000	23,416

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
Rockies Express Pipeline LLC
4.95%, 7/15/29(e)	$23,000	$22,271
4.80%, 5/15/30(e)	14,000	13,253
7.50%, 7/15/38(e)	10,000	9,963
6.88%, 4/15/40(e)	21,000	20,159
Rockwell Automation, Inc.
3.50%, 3/1/29	29,000	28,150
1.75%, 8/15/31	9,000	7,640
4.20%, 3/1/49	28,000	22,477
2.80%, 8/15/61	22,000	12,307
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29(e)	20,000	19,116
Roper Technologies, Inc.
1.00%, 9/15/25	43,000	42,555
3.85%, 12/15/25(b)	18,000	17,998
3.80%, 12/15/26	43,000	42,623
1.40%, 9/15/27	43,000	40,191
4.20%, 9/15/28	49,000	48,671
2.95%, 9/15/29	50,000	46,795
4.50%, 10/15/29	35,000	34,824
2.00%, 6/30/30	43,000	37,821
1.75%, 2/15/31	71,000	60,188
4.75%, 2/15/32	35,000	34,617
4.90%, 10/15/34	89,000	86,533
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	100,000	105,295
3.70%, 3/15/28	20,000	19,319
5.50%, 4/1/28(e)	60,000	60,219
5.63%, 9/30/31(e)	44,000	43,519
6.25%, 3/15/32(e)	50,000	50,701
6.00%, 2/1/33(e)	81,000	81,350
Royalty Pharma PLC
1.75%, 9/2/27	60,000	56,477
2.20%, 9/2/30	70,000	61,064
2.15%, 9/2/31	45,000	38,056
3.30%, 9/2/40	90,000	65,625
3.55%, 9/2/50	90,000	58,624
3.35%, 9/2/51	182,000	113,354
RPM International, Inc.
4.55%, 3/1/29(b)	176,000	174,898
RR Donnelley & Sons Co.
10.88%, 8/1/29(e)	19,000	18,502
RRD Intermediate Holdings, Inc.
11.00%, 12/1/30, PIK(e)	86,000	83,494
RRD Parent, Inc.
12.00%, 2/4/30(e)(f)	170,000	189,550
RTX Corp.
5.00%, 2/27/26	3,000	3,010
6.13%, 7/15/38	645,000	682,314
4.45%, 11/16/38	1,127,000	1,014,456
4.50%, 6/1/42	169,000	146,283
4.63%, 11/16/48	412,000	346,359
Ryan Specialty LLC
4.38%, 2/1/30(e)	16,000	15,255
5.88%, 8/1/32(e)	24,000	23,876
Ryder System, Inc.
3.35%, 9/1/25	24,000	23,914
1.75%, 9/1/26	18,000	17,380
2.90%, 12/1/26	24,000	23,379
2.85%, 3/1/27	27,000	26,176
5.30%, 3/15/27	21,000	21,264
4.30%, 6/15/27	18,000	17,897
5.65%, 3/1/28	30,000	30,831
5.25%, 6/1/28	40,000	40,785
6.30%, 12/1/28	24,000	25,215
5.38%, 3/15/29	34,000	34,793
5.50%, 6/1/29	22,000	22,578
6.60%, 12/1/33	43,000	46,496
S&P Global, Inc.
2.95%, 1/22/27	35,000	34,317
2.45%, 3/1/27	90,000	87,307
4.75%, 8/1/28	50,000	50,508
2.70%, 3/1/29	90,000	84,814
4.25%, 5/1/29	20,000	19,881
2.50%, 12/1/29	10,000	9,229
1.25%, 8/15/30	10,000	8,529
2.90%, 3/1/32	30,000	26,914
5.25%, 9/15/33	15,000	15,393
3.25%, 12/1/49	25,000	17,304
3.70%, 3/1/52	81,000	59,931
2.30%, 8/15/60	30,000	14,881
3.90%, 3/1/62	20,000	14,562
Sabal Trail Transmission LLC
4.25%, 5/1/28(e)	20,000	19,678
4.68%, 5/1/38(e)	59,000	51,347
4.83%, 5/1/48(e)	16,000	12,878
Sabine Pass Liquefaction LLC
5.00%, 3/15/27	92,000	92,436
4.20%, 3/15/28	83,000	82,285
4.50%, 5/15/30	143,000	140,970
5.90%, 9/15/37	39,000	39,859
Sabra Health Care LP
5.13%, 8/15/26	30,000	29,970
3.90%, 10/15/29	25,000	23,433
3.20%, 12/1/31	57,000	49,702
Sabre GLBL, Inc.
8.63%, 6/1/27(e)	26,000	26,881
10.75%, 11/15/29(b)(e)	35,000	35,737
Safehold GL Holdings LLC
2.80%, 6/15/31	29,000	25,508
2.85%, 1/15/32	35,000	29,828
6.10%, 4/1/34	98,000	99,935
Salesforce, Inc.
1.95%, 7/15/31	30,000	25,997
2.70%, 7/15/41	55,000	38,498
2.90%, 7/15/51	133,000	82,829
3.05%, 7/15/61	88,000	51,975
Sally Holdings LLC/Sally Capital, Inc.
6.75%, 3/1/32(b)	25,000	25,420
Sammons Financial Group, Inc.
4.45%, 5/12/27(e)	20,000	19,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
3.35%, 4/16/31(e)	$35,000	$31,555
4.75%, 4/8/32(e)	20,000	18,756
6.88%, 4/15/34(e)	31,000	32,417
San Diego Gas & Electric Co.
2.50%, 5/15/26	23,000	22,582
4.95%, 8/15/28	28,000	28,495
1.70%, 10/1/30, Series VVV	22,000	18,917
3.00%, 3/15/32, Series XXX	14,000	12,344
6.00%, 6/1/39	20,000	20,634
4.50%, 8/15/40	33,000	28,852
3.75%, 6/1/47, Series RRR	26,000	18,685
4.15%, 5/15/48	26,000	19,704
4.10%, 6/15/49, Series TTT	26,000	19,387
3.32%, 4/15/50, Series UUU	76,000	49,607
2.95%, 8/15/51, Series WWW	49,000	29,934
3.70%, 3/15/52	33,000	22,983
5.35%, 4/1/53	53,000	48,117
5.55%, 4/15/54	39,000	36,318
Sanofi SA
3.63%, 6/19/28	69,000	67,968
Santander Holdings USA, Inc.
2.49%, 1/6/28, (2.49% fixed rate until 1/6/27; Secured Overnight Financing Rate + 1.249% thereafter)(a)(b)	343,000	329,703
6.50%, 3/9/29, (6.499% fixed rate until 3/9/28; Secured Overnight Financing Rate + 2.356% thereafter)(a)	13,000	13,463
6.17%, 1/9/30, (6.174% fixed rate until 1/9/29; Secured Overnight Financing Rate + 2.50% thereafter)(a)	61,000	62,914
7.66%, 11/9/31, (7.66% fixed rate until 11/9/30; Secured Overnight Financing Rate + 3.28% thereafter)(a)	35,000	38,566
6.34%, 5/31/35, (6.342% fixed rate until 5/31/34; Secured Overnight Financing Rate + 2.138% thereafter)(a)	53,000	54,347
SBA Communications Corp.
3.88%, 2/15/27	91,000	89,273
3.13%, 2/1/29	62,000	57,707
SBL Holdings, Inc.
5.13%, 11/13/26(e)	16,000	15,874
5.00%, 2/18/31(e)	24,000	21,474
7.20%, 10/30/34(e)	26,000	24,498
SC Johnson & Son, Inc.
4.80%, 9/1/40(e)	250,000	229,346
Schlumberger Holdings Corp.
2.65%, 6/26/30(e)	134,000	121,780
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.63%, 3/1/30(e)	68,000	64,706
SCIH Salt Holdings, Inc.
6.63%, 5/1/29(e)	70,000	68,745
Scotts Miracle-Gro Co.
4.50%, 10/15/29(b)	143,000	136,588
Scripps Escrow, Inc.
5.88%, 7/15/27(e)	118,000	100,753
Seagate HDD Cayman
4.88%, 6/1/27	21,000	21,169
4.09%, 6/1/29	20,000	19,130
8.25%, 12/15/29	101,000	107,721
4.13%, 1/15/31	11,000	10,205
8.50%, 7/15/31	21,000	22,414
9.63%, 12/1/32(b)	47,000	53,370
5.75%, 12/1/34	20,000	19,630
Sealed Air Corp.
1.57%, 10/15/26(e)	24,000	22,940
4.00%, 12/1/27(e)	17,000	16,515
6.13%, 2/1/28(e)	31,000	31,381
5.00%, 4/15/29(b)(e)	17,000	16,733
7.25%, 2/15/31(e)	17,000	17,803
6.50%, 7/15/32(e)	16,000	16,417
6.88%, 7/15/33(e)	19,000	19,986
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/29(e)	31,000	29,882
Securian Financial Group, Inc.
4.80%, 4/15/48(e)	20,000	17,165
Selective Insurance Group, Inc.
5.38%, 3/1/49	28,000	24,624
Sempra
5.40%, 8/1/26	31,000	31,262
3.25%, 6/15/27	43,000	41,899
3.70%, 4/1/29	29,000	28,030
5.50%, 8/1/33	50,000	50,323
3.80%, 2/1/38	88,000	71,288
6.00%, 10/15/39	66,000	65,658
4.00%, 2/1/48	70,000	50,579
4.13%, 4/1/52, (4.125% fixed rate until 4/1/27; 5-year Constant Maturity Treasury Rate + 2.868% thereafter)(a)	57,000	53,967
6.40%, 10/1/54, (6.40% fixed rate until 10/1/34; 5-year Constant Maturity Treasury Rate + 2.632% thereafter)(a)	90,000	84,594
6.88%, 10/1/54, (6.875% fixed rate until 10/1/29; 5-year Constant Maturity Treasury Rate + 2.789% thereafter)(a)	63,000	61,715
6.55%, 4/1/55, (6.55% fixed rate until 4/1/35; 5-year Constant Maturity Treasury Rate + 2.138% thereafter)(a)	53,000	49,696
6.63%, 4/1/55, (6.625% fixed rate until 4/1/30; 5-year Constant Maturity Treasury Rate + 2.354% thereafter)(a)	29,000	27,413
Sensata Technologies, Inc.
4.38%, 2/15/30(e)	85,000	80,031
3.75%, 2/15/31(e)	31,000	27,575
Service Corp. International
3.38%, 8/15/30	200,000	181,828
Service Properties Trust
5.25%, 2/15/26	14,000	13,893
4.75%, 10/1/26	19,000	18,722
4.95%, 2/15/27	17,000	16,461
5.50%, 12/15/27	19,000	18,359
3.95%, 1/15/28	17,000	15,198

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
8.38%, 6/15/29	$29,000	$29,370
4.95%, 10/1/29(b)	18,000	15,065
4.38%, 2/15/30	17,000	13,729
8.63%, 11/15/31(e)	41,000	43,720
8.88%, 6/15/32	20,000	20,103
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 2/15/28	18,000	17,645
4.75%, 4/1/29	12,000	11,518
Shell Finance US, Inc.
4.13%, 5/11/35	561,000	521,216
Shell International Finance BV
2.88%, 5/10/26	36,000	35,549
Sherwin-Williams Co.
3.95%, 1/15/26	20,000	19,917
3.45%, 6/1/27	92,000	90,347
2.95%, 8/15/29	55,000	51,491
2.30%, 5/15/30	35,000	31,248
2.20%, 3/15/32	35,000	29,616
4.00%, 12/15/42	35,000	27,313
4.55%, 8/1/45	35,000	28,918
4.50%, 6/1/47	115,000	94,271
3.80%, 8/15/49	58,000	41,622
3.30%, 5/15/50	47,000	30,832
2.90%, 3/15/52	45,000	26,670
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
4.63%, 11/1/26(e)	18,000	17,993
6.75%, 8/15/32(e)	44,000	44,920
Shire Acquisitions Investments Ireland DAC
3.20%, 9/23/26	8,000	7,877
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 3/1/29(e)	35,000	32,666
Simon Property Group LP
3.25%, 11/30/26	55,000	54,104
1.38%, 1/15/27	40,000	38,138
3.38%, 6/15/27	55,000	54,000
3.38%, 12/1/27	55,000	53,746
1.75%, 2/1/28	60,000	56,141
2.45%, 9/13/29	25,000	23,014
2.65%, 7/15/30	15,000	13,641
2.20%, 2/1/31	15,000	13,131
2.25%, 1/15/32	15,000	12,782
2.65%, 2/1/32	15,000	13,033
5.50%, 3/8/33	15,000	15,396
6.75%, 2/1/40	26,000	29,033
4.75%, 3/15/42	25,000	21,941
4.25%, 10/1/44	22,000	17,687
4.25%, 11/30/46	30,000	23,791
3.25%, 9/13/49	68,000	44,615
3.80%, 7/15/50	41,000	29,451
5.85%, 3/8/53	35,000	34,162
6.65%, 1/15/54	27,000	29,130
Sinclair Television Group, Inc.
5.13%, 2/15/27(e)	11,000	10,412
5.50%, 3/1/30(e)	20,000	16,767
4.38%, 12/31/32(e)	55,000	39,828
Sirius XM Radio LLC
3.13%, 9/1/26(e)	50,000	48,887
5.00%, 8/1/27(e)	62,000	61,428
4.00%, 7/15/28(e)	70,000	66,503
5.50%, 7/1/29(b)(e)	50,000	49,192
4.13%, 7/1/30(e)	62,000	56,413
3.88%, 9/1/31(b)(e)	62,000	54,300
Six Flags Entertainment Corp.
5.50%, 4/15/27(e)	20,000	20,022
7.25%, 5/15/31(e)	33,000	33,744
Six Flags Entertainment Corp./ Canada's Wonderland Co./Magnum Management Corp.
5.38%, 4/15/27	20,000	19,972
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
6.50%, 10/1/28	12,000	12,126
5.25%, 7/15/29	25,000	24,315
Six Flags Entertainment Corp./Six Flags Theme Parks Inc./ Canada's Wonderland Co.
6.63%, 5/1/32(e)	35,000	35,733
Sixth Street Lending Partners
6.50%, 3/11/29	37,000	37,981
SK Invictus Intermediate II SARL
5.00%, 10/30/29(e)	28,000	26,663
SLM Corp.
3.13%, 11/2/26	20,000	19,537
SM Energy Co.
6.50%, 7/15/28	132,000	131,311
Smithfield Foods, Inc.
5.20%, 4/1/29(e)	25,000	24,896
3.00%, 10/15/30(e)	43,000	38,016
2.63%, 9/13/31(e)	20,000	16,936
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/28(e)	114,000	112,735
8.88%, 11/15/31(e)	45,000	46,275
Snap-on, Inc.
3.25%, 3/1/27	21,000	20,606
4.10%, 3/1/48	20,000	15,700
3.10%, 5/1/50	24,000	15,549
Solventum Corp.
5.45%, 2/25/27	60,000	60,764
5.40%, 3/1/29	90,000	91,873
5.45%, 3/13/31	70,000	71,691
5.60%, 3/23/34	120,000	121,047
5.90%, 4/30/54	115,000	110,447
6.00%, 5/15/64	45,000	43,041
Somnigroup International, Inc.
3.88%, 10/15/31(e)	56,000	49,887
Sonoco Products Co.
2.25%, 2/1/27	268,000	258,100
3.13%, 5/1/30	43,000	39,534

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
2.85%, 2/1/32(b)	$36,000	$31,272
5.75%, 11/1/40	48,000	46,639
Sotera Health Holdings LLC
7.38%, 6/1/31(e)	31,000	32,260
Southern California Edison Co.
4.70%, 6/1/27, Series D	314,000	313,235
5.30%, 3/1/28	558,000	564,255
4.00%, 4/1/47	665,000	467,099
3.65%, 2/1/50	25,000	16,236
2.95%, 2/1/51, Series 20A	33,000	18,670
3.65%, 6/1/51, Series H	133,000	85,175
3.45%, 2/1/52	46,000	28,281
5.45%, 6/1/52, Series E	23,000	19,355
5.70%, 3/1/53	29,000	25,404
5.88%, 12/1/53	46,000	41,169
5.75%, 4/15/54	26,000	22,908
Southern California Gas Co.
2.60%, 6/15/26, Series TT	10,000	9,817
2.95%, 4/15/27	33,000	32,190
2.55%, 2/1/30, Series XX	13,000	11,843
5.20%, 6/1/33	10,000	9,985
5.05%, 9/1/34	12,000	11,839
5.13%, 11/15/40	6,000	5,615
3.75%, 9/15/42	7,000	5,292
4.13%, 6/1/48, Series UU	8,000	6,040
4.30%, 1/15/49, Series VV	11,000	8,543
3.95%, 2/15/50, Series WW	7,000	5,100
6.35%, 11/15/52	11,000	11,369
5.75%, 6/1/53	10,000	9,542
5.60%, 4/1/54(b)	10,000	9,415
Southern Co.
5.50%, 3/15/29	1,130,000	1,171,310
Southern Co. Gas Capital Corp.
1.75%, 1/15/31, Series 20-A	142,000	120,777
4.40%, 5/30/47	412,000	325,627
Southwest Airlines Co.
3.00%, 11/15/26	18,000	17,553
5.13%, 6/15/27	110,000	110,702
3.45%, 11/16/27	18,000	17,433
2.63%, 2/10/30	36,000	32,404
Southwest Gas Corp.
5.80%, 12/1/27	18,000	18,467
4.05%, 3/15/32	229,000	213,744
Southwestern Electric Power Co.
3.25%, 11/1/51	59,000	36,588
Southwestern Energy Co.
5.38%, 2/1/29	29,000	28,986
5.38%, 3/15/30	75,000	74,649
4.75%, 2/1/32	48,000	45,320
Southwestern Public Service Co.
3.70%, 8/15/47	101,000	72,278
3.15%, 5/1/50, Series 8	39,000	24,663
Spectra Energy Partners LP
3.38%, 10/15/26	35,000	34,405
5.95%, 9/25/43	37,000	35,288
4.50%, 3/15/45	65,000	52,075
Spectrum Brands, Inc.
3.88%, 3/15/31(e)	8,000	6,412
Spire Missouri, Inc.
4.80%, 2/15/33	285,000	279,951
3.30%, 6/1/51	17,000	11,149
Spire, Inc.
5.30%, 3/1/26	21,000	21,072
Spirit AeroSystems, Inc.
3.85%, 6/15/26	12,000	11,847
4.60%, 6/15/28	29,000	28,311
9.38%, 11/30/29(e)	87,000	92,818
9.75%, 11/15/30(e)	49,000	54,196
Sprint Capital Corp.
6.88%, 11/15/28	153,000	163,719
8.75%, 3/15/32	143,000	171,391
SS&C Technologies, Inc.
5.50%, 9/30/27(e)	90,000	89,912
6.50%, 6/1/32(e)	35,000	35,964
Stagwell Global LLC
5.63%, 8/15/29(e)	45,000	42,444
Standard Industries, Inc.
4.38%, 7/15/30(e)	195,000	183,353
Stanley Black & Decker, Inc.
3.40%, 3/1/26	31,000	30,714
6.27%, 3/6/26	86,000	86,100
6.00%, 3/6/28	25,000	25,919
4.25%, 11/15/28	30,000	29,623
2.30%, 3/15/30	55,000	48,505
3.00%, 5/15/32	35,000	30,148
5.20%, 9/1/40	35,000	32,049
4.85%, 11/15/48	45,000	36,506
2.75%, 11/15/50	68,000	37,499
Staples, Inc.
10.75%, 9/1/29(e)	68,000	62,133
12.75%, 1/15/30(e)	87,863	57,057
Star Parent, Inc.
9.00%, 10/1/30(e)	41,000	42,433
Starbucks Corp.
4.75%, 2/15/26	60,000	60,072
2.45%, 6/15/26	30,000	29,380
4.85%, 2/8/27	60,000	60,409
2.00%, 3/12/27	30,000	28,735
3.50%, 3/1/28	35,000	34,174
4.00%, 11/15/28	45,000	44,363
3.55%, 8/15/29	70,000	67,486
2.25%, 3/12/30	55,000	49,295
2.55%, 11/15/30	89,000	79,615
4.90%, 2/15/31	35,000	35,308
3.00%, 2/14/32	70,000	62,321
4.80%, 2/15/33	35,000	34,438
5.00%, 2/15/34	184,000	182,019
4.30%, 6/15/45	41,000	32,307
3.75%, 12/1/47	45,000	32,256
4.50%, 11/15/48	91,000	73,176
4.45%, 8/15/49	90,000	71,894
3.35%, 3/12/50	45,000	29,410

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
3.50%, 11/15/50	$115,000	$77,594
Starwood Property Trust, Inc.
3.63%, 7/15/26(e)	16,000	15,655
4.38%, 1/15/27(e)	20,000	19,665
7.25%, 4/1/29(e)	25,000	26,035
State Street Corp.
2.65%, 5/19/26	91,000	89,540
4.99%, 3/18/27	73,000	73,905
1.68%, 11/18/27, (1.684% fixed rate until 11/18/26; Secured Overnight Financing Rate + 0.56% thereafter)(a)	106,000	102,043
2.20%, 2/7/28, (2.203% fixed rate until 2/7/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	48,000	46,286
5.82%, 11/4/28, (5.82% fixed rate until 11/4/27; Secured Overnight Financing Rate + 1.715% thereafter)(a)	37,000	38,231
5.68%, 11/21/29, (5.684% fixed rate until 11/21/28; Secured Overnight Financing Rate + 1.484% thereafter)(a)	73,000	75,925
4.14%, 12/3/29, (4.141% fixed rate until 12/3/28; 3-month Secured Overnight Financing Rate + 1.292% thereafter)(a)	37,000	36,653
2.40%, 1/24/30	15,000	13,799
2.20%, 3/3/31	93,000	80,988
3.15%, 3/30/31, (3.152% fixed rate until 3/30/30; Secured Overnight Financing Rate + 2.65% thereafter)(a)	10,000	9,378
2.62%, 2/7/33, (2.623% fixed rate until 2/7/32; Secured Overnight Financing Rate + 1.002% thereafter)(a)	31,000	26,981
4.42%, 5/13/33, (4.421% fixed rate until 5/13/32; Secured Overnight Financing Rate + 1.605% thereafter)(a)	10,000	9,727
4.16%, 8/4/33, (4.164% fixed rate until 8/4/32; Secured Overnight Financing Rate + 1.726% thereafter)(a)	15,000	14,209
4.82%, 1/26/34, (4.821% fixed rate until 1/26/33; Secured Overnight Financing Rate + 1.567% thereafter)(a)	15,000	14,730
5.16%, 5/18/34, (5.159% fixed rate until 5/18/33; Secured Overnight Financing Rate + 1.89% thereafter)(a)	21,000	21,181
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(a)	235,000	214,261
6.12%, 11/21/34, (6.123% fixed rate until 11/21/33; Secured Overnight Financing Rate + 1.958% thereafter)(a)	10,000	10,446
Station Casinos LLC
4.50%, 2/15/28(e)	28,000	27,184
4.63%, 12/1/31(e)	20,000	18,323
6.63%, 3/15/32(e)	23,000	23,084
Steel Dynamics, Inc.
3.45%, 4/15/30	184,000	173,098
3.25%, 10/15/50	28,000	17,850
Stellantis Finance U.S., Inc.
5.63%, 1/12/28(e)	200,000	201,861
STERIS Irish FinCo Unlimited Co.
2.70%, 3/15/31	175,000	155,220
Stewart Information Services Corp.
3.60%, 11/15/31	32,000	28,405
StoneX Group, Inc.
7.88%, 3/1/31(e)	22,000	23,165
Store Capital LLC
4.50%, 3/15/28(b)	22,000	21,612
4.63%, 3/15/29(b)	86,000	83,789
Stryker Corp.
3.38%, 11/1/25	45,000	44,772
3.50%, 3/15/26	60,000	59,525
3.65%, 3/7/28	35,000	34,334
4.85%, 12/8/28	35,000	35,507
1.95%, 6/15/30	70,000	61,753
5.20%, 2/10/35	183,000	183,291
4.10%, 4/1/43	35,000	28,374
4.38%, 5/15/44	35,000	29,163
4.63%, 3/15/46	90,000	77,462
2.90%, 6/15/50	60,000	38,181
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.88%, 3/1/27	14,000	13,989
5.00%, 6/1/31(e)	27,000	25,235
Summa Health
3.51%, 11/15/51	28,000	19,642
SunCoke Energy, Inc.
4.88%, 6/30/29(e)	20,000	18,411
Sunoco LP
7.00%, 5/1/29(e)	31,000	32,074
7.25%, 5/1/32(e)	31,000	32,297
Sunoco LP/Sunoco Finance Corp.
6.00%, 4/15/27	25,000	25,007
5.88%, 3/15/28	16,000	15,998
7.00%, 9/15/28(e)	21,000	21,605
4.50%, 5/15/29	33,000	31,643
4.50%, 4/30/30	33,000	31,210
Surgery Center Holdings, Inc.
7.25%, 4/15/32(e)	33,000	32,987
Sutter Health
3.70%, 8/15/28, Series 2018	25,000	24,367
2.29%, 8/15/30, Series 20A	14,000	12,463
5.16%, 8/15/33	8,000	8,018
3.16%, 8/15/40, Series 20A	18,000	13,672
4.09%, 8/15/48, Series 2018	15,000	11,673
3.36%, 8/15/50, Series 20A	26,000	17,475
5.55%, 8/15/53(b)	16,000	15,380
Synchrony Financial
3.70%, 8/4/26	248,000	244,384
3.95%, 12/1/27	66,000	64,211
5.15%, 3/19/29	213,000	211,330
Sysco Corp.
3.75%, 10/1/25	45,000	44,874
3.30%, 7/15/26	60,000	59,216

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
3.25%, 7/15/27	$45,000	$43,918
5.75%, 1/17/29	30,000	31,200
2.40%, 2/15/30	35,000	31,623
5.95%, 4/1/30	70,000	73,668
2.45%, 12/14/31	30,000	25,923
6.00%, 1/17/34	35,000	36,987
5.38%, 9/21/35	35,000	34,848
6.60%, 4/1/40	32,000	34,195
4.85%, 10/1/45	45,000	38,923
4.50%, 4/1/46	45,000	36,565
4.45%, 3/15/48	45,000	36,346
3.30%, 2/15/50	45,000	29,188
6.60%, 4/1/50	110,000	116,308
3.15%, 12/14/51	70,000	43,396
System Energy Resources, Inc.
6.00%, 4/15/28	20,000	20,754
Take-Two Interactive Software, Inc.
5.00%, 3/28/26	34,000	34,086
3.70%, 4/14/27	37,000	36,420
4.95%, 3/28/28	49,000	49,529
4.00%, 4/14/32	36,000	33,627
Talen Energy Supply LLC
8.63%, 6/1/30(e)	49,000	52,380
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/30(e)	36,000	34,587
6.00%, 9/1/31(e)	63,000	60,296
Talos Production, Inc.
9.38%, 2/1/31(e)	26,000	25,691
Tampa Electric Co.
4.90%, 3/1/29	37,000	37,602
2.40%, 3/15/31	8,000	7,065
4.10%, 6/15/42	13,000	10,688
4.35%, 5/15/44	13,000	10,731
4.30%, 6/15/48	15,000	11,895
4.45%, 6/15/49	16,000	12,860
3.63%, 6/15/50	13,000	9,040
3.45%, 3/15/51	43,000	28,804
5.00%, 7/15/52	13,000	11,310
Tapestry, Inc.
4.13%, 7/15/27	24,000	23,740
3.05%, 3/15/32	36,000	31,450
Targa Resources Corp.
5.20%, 7/1/27	45,000	45,452
6.15%, 3/1/29	60,000	62,650
4.20%, 2/1/33	55,000	50,329
6.13%, 3/15/33	65,000	67,021
6.50%, 3/30/34	70,000	73,707
5.50%, 2/15/35	79,000	77,324
4.95%, 4/15/52	68,000	54,478
6.25%, 7/1/52	211,000	202,272
6.50%, 2/15/53	77,000	76,138
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 7/15/27	45,000	45,102
5.00%, 1/15/28	45,000	44,960
6.88%, 1/15/29	40,000	40,774
5.50%, 3/1/30	70,000	70,609
4.88%, 2/1/31	70,000	68,351
4.00%, 1/15/32	70,000	64,090
Target Corp.
4.50%, 9/15/32	550,000	542,178
2.95%, 1/15/52	115,000	71,044
Taylor Morrison Communities, Inc.
5.88%, 6/15/27(e)	30,000	30,272
5.75%, 1/15/28(e)	18,000	18,148
5.13%, 8/1/30(e)	20,000	19,530
TC PipeLines LP
3.90%, 5/25/27	114,000	112,487
TD SYNNEX Corp.
1.75%, 8/9/26	43,000	41,405
2.38%, 8/9/28	37,000	34,363
2.65%, 8/9/31	63,000	53,485
6.10%, 4/12/34	43,000	44,185
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39(e)	56,000	62,328
4.90%, 9/15/44(e)	70,000	61,509
4.27%, 5/15/47(e)	85,000	67,400
3.30%, 5/15/50(e)	50,000	32,763
TEGNA, Inc.
4.75%, 3/15/26(e)	57,000	56,698
4.63%, 3/15/28(b)	41,000	39,800
5.00%, 9/15/29	45,000	42,910
Teledyne FLIR LLC
2.50%, 8/1/30	35,000	31,314
Teledyne Technologies, Inc.
1.60%, 4/1/26	28,000	27,298
2.25%, 4/1/28	43,000	40,582
2.75%, 4/1/31	74,000	65,918
Teleflex, Inc.
4.63%, 11/15/27	20,000	19,719
4.25%, 6/1/28(e)	20,000	19,325
Tenet Healthcare Corp.
6.13%, 10/1/28	478,000	479,157
4.38%, 1/15/30	187,000	178,926
Tenneco, Inc.
8.00%, 11/17/28(e)	78,000	76,895
Terex Corp.
5.00%, 5/15/29(e)	25,000	24,171
TerraForm Power Operating LLC
5.00%, 1/31/28(e)	29,000	28,234
4.75%, 1/15/30(e)	33,000	31,168
Texas Eastern Transmission LP
3.50%, 1/15/28(e)	16,000	15,635
7.00%, 7/15/32	32,000	34,951
4.15%, 1/15/48(e)	36,000	27,418
Texas Instruments, Inc.
4.60%, 2/8/27	50,000	50,334
2.90%, 11/3/27	35,000	34,026
4.60%, 2/15/28	50,000	50,603
4.60%, 2/8/29(b)	50,000	50,581

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
2.25%, 9/4/29	$15,000	$13,818
1.75%, 5/4/30	15,000	13,265
1.90%, 9/15/31	10,000	8,611
3.65%, 8/16/32	10,000	9,344
4.90%, 3/14/33	20,000	20,199
4.85%, 2/8/34	10,000	10,008
3.88%, 3/15/39	35,000	30,304
4.15%, 5/15/48	65,000	52,082
2.70%, 9/15/51	20,000	11,837
4.10%, 8/16/52	15,000	11,536
5.00%, 3/14/53	30,000	26,911
5.15%, 2/8/54	35,000	32,079
5.05%, 5/18/63	156,000	137,879
Textron, Inc.
4.00%, 3/15/26	22,000	21,881
3.65%, 3/15/27	29,000	28,557
3.38%, 3/1/28	18,000	17,429
3.90%, 9/17/29	21,000	20,214
3.00%, 6/1/30	46,000	42,091
2.45%, 3/15/31	36,000	31,433
6.10%, 11/15/33	25,000	26,168
TGNR Intermediate Holdings LLC
5.50%, 10/15/29(e)	29,000	27,458
Thermo Fisher Scientific, Inc.
4.95%, 8/10/26	33,000	33,210
5.00%, 12/5/26	55,000	55,517
4.80%, 11/21/27	33,000	33,490
1.75%, 10/15/28	38,000	34,971
5.00%, 1/31/29	55,000	56,262
2.60%, 10/1/29	20,000	18,604
4.98%, 8/10/30	15,000	15,333
2.00%, 10/15/31	25,000	21,507
4.95%, 11/21/32	10,000	10,086
5.09%, 8/10/33	20,000	20,182
5.20%, 1/31/34	10,000	10,128
2.80%, 10/15/41	78,000	54,482
5.40%, 8/10/43	39,000	37,762
5.30%, 2/1/44	26,000	24,678
4.10%, 8/15/47	50,000	39,783
Thomas Jefferson University
3.85%, 11/1/57	92,000	61,858
Thor Industries, Inc.
4.00%, 10/15/29(e)	26,000	24,042
Time Warner Cable Enterprises LLC
8.38%, 7/15/33	249,000	286,166
Time Warner Cable LLC
4.50%, 9/15/42	612,000	470,727
TJX Cos., Inc.
1.60%, 5/15/31	116,000	98,770
TKC Holdings, Inc.
6.88%, 5/15/28(e)	17,000	16,955
10.50%, 5/15/29(e)	28,000	28,914
T-Mobile USA, Inc.
2.63%, 4/15/26	683,000	672,156
3.88%, 4/15/30	634,000	611,791
5.20%, 1/15/33	680,000	682,894
4.38%, 4/15/40	1,957,000	1,699,197
3.00%, 2/15/41	152,000	108,871
4.50%, 4/15/50	410,000	330,989
Toledo Edison Co.
6.15%, 5/15/37	15,000	15,991
Toledo Hospital
5.33%, 11/15/28, Series B	13,000	12,731
5.75%, 11/15/38	22,000	21,800
4.98%, 11/15/45	11,000	8,403
6.02%, 11/15/48	42,000	37,361
Toll Brothers Finance Corp.
4.88%, 11/15/25	21,000	21,006
4.88%, 3/15/27	27,000	27,018
4.35%, 2/15/28	24,000	23,744
3.80%, 11/1/29(b)	28,000	26,845
Topaz Solar Farms LLC
4.88%, 9/30/39(e)	5,861	5,190
5.75%, 9/30/39(e)	20,619	19,680
TopBuild Corp.
3.63%, 3/15/29(e)	21,000	19,723
4.13%, 2/15/32(e)	20,000	18,182
Toyota Motor Credit Corp.
5.45%, 11/10/27	400,000	410,559
3.05%, 1/11/28	412,000	399,338
1.90%, 4/6/28	450,000	421,738
TPG Operating Group II LP
5.88%, 3/5/34	42,000	42,472
Tractor Supply Co.
1.75%, 11/1/30	47,000	40,135
5.25%, 5/15/33	54,000	53,926
Trane Technologies Financing Ltd.
3.50%, 3/21/26(b)	25,000	24,803
3.80%, 3/21/29	45,000	44,221
5.25%, 3/3/33	50,000	51,074
4.65%, 11/1/44	25,000	21,399
4.50%, 3/21/49	30,000	24,601
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/28	35,000	34,356
5.75%, 6/15/43	72,000	71,095
4.30%, 2/21/48	110,000	87,570
Transatlantic Holdings, Inc.
8.00%, 11/30/39	17,000	20,644
Transcontinental Gas Pipe Line Co. LLC
4.00%, 3/15/28	25,000	24,728
3.25%, 5/15/30	50,000	46,642
5.40%, 8/15/41	61,000	57,015
4.45%, 8/1/42	35,000	29,206
4.60%, 3/15/48	53,000	43,469
3.95%, 5/15/50	71,000	52,472
TransDigm, Inc.
5.50%, 11/15/27	107,000	106,985
6.75%, 8/15/28(e)	85,000	86,555
4.63%, 1/15/29	48,000	46,525
6.38%, 3/1/29(e)	111,000	113,010
4.88%, 5/1/29	30,000	29,076

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
6.88%, 12/15/30(e)	$58,000	$59,854
7.13%, 12/1/31(e)	40,000	41,482
6.63%, 3/1/32(e)	88,000	89,984
6.00%, 1/15/33(e)	60,000	59,548
Transocean Aquila Ltd.
8.00%, 9/30/28(e)	10,600	10,641
Transocean Poseidon Ltd.
6.88%, 2/1/27(e)	7,875	7,901
Transocean Titan Financing Ltd.
8.38%, 2/1/28(e)	19,905	20,230
Transocean, Inc.
8.00%, 2/1/27(e)	25,000	24,526
8.75%, 2/15/30(e)	35,200	35,713
7.50%, 4/15/31	16,000	12,646
6.80%, 3/15/38	25,000	17,062
9.35%, 12/15/41	37,000	28,301
Travel & Leisure Co.
6.60%, 10/1/25	14,000	14,023
6.63%, 7/31/26(e)	52,000	52,550
6.00%, 4/1/27	16,000	16,139
4.50%, 12/1/29(e)	27,000	25,697
4.63%, 3/1/30(e)	17,000	16,070
Travelers Cos., Inc.
6.75%, 6/20/36	26,000	29,276
6.25%, 6/15/37	52,000	56,481
5.35%, 11/1/40	49,000	48,132
4.60%, 8/1/43	33,000	28,520
4.30%, 8/25/45	26,000	21,543
3.75%, 5/15/46	33,000	25,066
4.00%, 5/30/47	46,000	35,946
4.05%, 3/7/48	33,000	25,869
4.10%, 3/4/49	33,000	25,944
2.55%, 4/27/50	33,000	19,331
3.05%, 6/8/51	49,000	31,441
5.45%, 5/25/53	49,000	46,908
Travelers Property Casualty Corp.
6.38%, 3/15/33(b)	10,000	11,032
Tri Pointe Homes, Inc.
5.25%, 6/1/27	12,000	11,908
5.70%, 6/15/28	14,000	13,987
Trimble, Inc.
4.90%, 6/15/28	37,000	37,355
6.10%, 3/15/33	57,000	59,574
TriNet Group, Inc.
3.50%, 3/1/29(e)	28,000	25,937
7.13%, 8/15/31(e)	16,000	16,509
Trinity Acquisition PLC
4.40%, 3/15/26(b)	35,000	34,892
Trinity Health Corp.
3.43%, 12/1/48, Series 2019	11,000	8,002
Tri-State Generation & Transmission Association, Inc.
6.00%, 6/15/40(e)	21,000	20,973
Triumph Group, Inc.
9.00%, 3/15/28(e)	39,000	40,886
Tronox, Inc.
4.63%, 3/15/29(b)(e)	44,000	36,770
Truist Financial Corp.
5.90%, 10/28/26, (5.90% fixed rate until 10/28/25; Secured Overnight Financing Rate + 1.626% thereafter)(a)	48,000	48,197
1.27%, 3/2/27, (1.267% fixed rate until 3/2/26; Secured Overnight Financing Rate + 0.609% thereafter)(a)	50,000	48,649
5.12%, 1/26/34, (5.122% fixed rate until 1/26/33; Secured Overnight Financing Rate + 1.852% thereafter)(a)	550,000	539,564
Trustage Financial Group, Inc.
4.63%, 4/15/32(e)	25,000	23,474
Trustees of Princeton University
5.70%, 3/1/39	10,000	10,510
2.52%, 7/1/50, Series 2020	10,000	6,009
4.20%, 3/1/52	194,000	157,589
Trustees of the University of Pennsylvania
2.40%, 10/1/50, Series 2020	19,000	10,717
4.67%, 9/1/12	6,000	4,839
3.61%, 2/15/19	16,000	10,026
TTM Technologies, Inc.
4.00%, 3/1/29(e)	20,000	18,940
Tucson Electric Power Co.
1.50%, 8/1/30	6,000	5,107
3.25%, 5/15/32	7,000	6,257
4.85%, 12/1/48	44,000	37,488
4.00%, 6/15/50	15,000	11,046
3.25%, 5/1/51	31,000	19,796
5.50%, 4/15/53	48,000	44,560
TWDC Enterprises 18 Corp.
3.00%, 7/30/46	33,000	21,774
Twilio, Inc.
3.88%, 3/15/31	36,000	33,189
Tyco Electronics Group SA
4.50%, 2/13/26	35,000	34,997
3.70%, 2/15/26	24,000	23,892
3.13%, 8/15/27	36,000	35,021
2.50%, 2/4/32	77,000	66,444
7.13%, 10/1/37	28,000	31,979
Tyson Foods, Inc.
4.00%, 3/1/26	50,000	49,801
3.55%, 6/2/27	83,000	81,525
4.35%, 3/1/29	60,000	59,353
5.40%, 3/15/29	35,000	35,940
5.70%, 3/15/34	65,000	66,287
4.88%, 8/15/34	45,000	43,072
5.15%, 8/15/44	45,000	40,234
4.55%, 6/2/47	156,000	126,721
5.10%, 9/28/48	135,000	118,177
U.S. Acute Care Solutions LLC
9.75%, 5/15/29(e)	33,000	33,740
U.S. Bancorp
3.15%, 4/27/27, Series X	86,000	84,212

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
2.22%, 1/27/28, (2.215% fixed rate until 1/27/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	$540,000	$520,072
1.38%, 7/22/30	576,000	490,992
U.S. Cellular Corp.
6.70%, 12/15/33(b)	86,000	93,051
U.S. Foods, Inc.
6.88%, 9/15/28(e)	20,000	20,625
4.75%, 2/15/29(e)	66,000	64,626
4.63%, 6/1/30(b)(e)	20,000	19,290
7.25%, 1/15/32(e)	20,000	20,960
U.S. Steel Corp.
6.88%, 3/1/29	20,000	20,215
6.65%, 6/1/37	12,000	12,386
Uber Technologies, Inc.
7.50%, 9/15/27(e)	27,000	27,269
4.50%, 8/15/29(b)(e)	67,000	66,056
4.30%, 1/15/30	90,000	88,811
4.80%, 9/15/34	108,000	104,424
5.35%, 9/15/54	85,000	77,493
UDR, Inc.
3.20%, 1/15/30	279,000	262,428
UKG, Inc.
6.88%, 2/1/31(e)	103,000	106,328
UMass Memorial Health Care Obligated Group
5.36%, 7/1/52	27,000	23,995
Union Electric Co.
2.95%, 6/15/27	30,000	29,249
3.50%, 3/15/29	35,000	33,870
2.95%, 3/15/30	10,000	9,344
2.15%, 3/15/32	10,000	8,476
5.20%, 4/1/34	20,000	20,021
5.30%, 8/1/37	15,000	14,936
8.45%, 3/15/39	15,000	18,815
3.90%, 9/15/42	20,000	15,973
3.65%, 4/15/45	20,000	14,850
4.00%, 4/1/48	20,000	15,218
3.25%, 10/1/49	22,000	14,661
2.63%, 3/15/51	93,000	53,760
3.90%, 4/1/52	34,000	25,126
5.45%, 3/15/53	33,000	30,929
5.25%, 1/15/54	23,000	20,774
Union Pacific Corp.
3.00%, 4/15/27	264,000	258,126
3.20%, 5/20/41	283,000	211,261
3.95%, 8/15/59	35,000	25,061
3.84%, 3/20/60	120,000	84,057
3.55%, 5/20/61	15,000	9,741
2.97%, 9/16/62	51,000	28,781
3.75%, 2/5/70	263,000	174,017
3.80%, 4/6/71	509,000	338,190
3.85%, 2/14/72	81,000	54,651
United Airlines Pass-Through Trust
3.75%, 9/3/26, Series 2014-2, Class A	497,180	490,217
3.50%, 3/1/30, Series 2018-1, Class AA	278,238	260,217
United Parcel Service, Inc.
2.40%, 11/15/26	35,000	34,103
3.05%, 11/15/27	73,000	71,152
3.40%, 3/15/29	55,000	53,243
2.50%, 9/1/29	10,000	9,268
4.45%, 4/1/30	15,000	15,064
4.88%, 3/3/33	20,000	20,022
5.15%, 5/22/34	18,000	18,174
6.20%, 1/15/38	65,000	69,352
5.20%, 4/1/40	24,000	22,913
4.88%, 11/15/40	24,000	22,075
3.63%, 10/1/42	18,000	13,665
3.40%, 11/15/46	24,000	16,818
3.75%, 11/15/47	56,000	41,258
4.25%, 3/15/49	37,000	29,144
3.40%, 9/1/49	44,000	29,862
5.30%, 4/1/50	61,000	56,146
5.05%, 3/3/53	54,000	47,666
5.50%, 5/22/54	72,000	68,007
5.60%, 5/22/64	125,000	116,628
United Rentals North America, Inc.
4.00%, 7/15/30	209,000	196,418
3.75%, 1/15/32	100,000	89,872
United Wholesale Mortgage LLC
5.50%, 11/15/25(e)	33,000	33,024
5.75%, 6/15/27(e)	32,000	31,564
5.50%, 4/15/29(e)	29,000	27,854
UnitedHealth Group, Inc.
5.25%, 2/15/28	47,000	47,907
3.85%, 6/15/28	232,000	227,901
3.88%, 12/15/28	213,000	208,252
4.25%, 1/15/29	230,000	227,345
4.70%, 4/15/29	186,000	186,472
4.00%, 5/15/29	211,000	206,274
2.88%, 8/15/29	47,000	43,877
5.30%, 2/15/30	34,000	34,831
4.90%, 4/15/31	1,000	1,002
2.75%, 5/15/40	740,000	517,622
4.25%, 3/15/43	651,000	530,240
4.25%, 4/15/47	730,000	572,125
2.90%, 5/15/50	211,000	126,945
3.25%, 5/15/51	298,000	190,317
5.88%, 2/15/53	153,000	147,909
3.13%, 5/15/60	430,000	249,094
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.00%, 1/15/30(e)	29,000	26,509
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
10.50%, 2/15/28(e)	121,000	128,388
4.75%, 4/15/28(e)	23,000	22,408
6.50%, 2/15/29(e)	45,000	42,461
Universal Health Services, Inc.
1.65%, 9/1/26	43,000	41,331
2.65%, 10/15/30	57,000	50,097
2.65%, 1/15/32	123,000	102,390

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
University of Chicago
2.76%, 4/1/45, Series 20B	$44,000	$33,426
4.00%, 10/1/53	10,000	7,657
University of Miami
4.06%, 4/1/52, Series 2022	27,000	20,653
University of Southern California
3.84%, 10/1/47, Series 2017	64,000	49,615
Unum Group
4.00%, 6/15/29	29,000	28,226
5.75%, 8/15/42	58,000	55,227
4.50%, 12/15/49	92,000	71,053
4.13%, 6/15/51	54,000	39,175
UPMC
5.04%, 5/15/33	44,000	43,336
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 9/1/27	31,000	31,010
7.13%, 3/15/29(e)	41,000	41,727
USI, Inc.
7.50%, 1/15/32(e)	25,000	26,223
Utah Acquisition Sub, Inc.
5.25%, 6/15/46	95,000	73,477
Vail Resorts, Inc.
6.50%, 5/15/32(e)	30,000	30,794
Valaris Ltd.
8.38%, 4/30/30(e)	45,000	45,202
Valero Energy Corp.
6.63%, 6/15/37	437,000	459,083
Valley National Bancorp
3.00%, 6/15/31, (3.00% fixed rate until 6/15/26; 3-month Secured Overnight Financing Rate + 2.36% thereafter)(a)(b)	12,000	10,980
Valmont Industries, Inc.
5.00%, 10/1/44	51,000	44,829
5.25%, 10/1/54	28,000	24,496
Valvoline, Inc.
3.63%, 6/15/31(e)	25,000	22,207
Ventas Realty LP
4.40%, 1/15/29	664,000	657,708
Venture Global Calcasieu Pass LLC
3.88%, 8/15/29(e)	73,000	68,078
6.25%, 1/15/30(e)	40,000	40,673
4.13%, 8/15/31(e)	50,000	45,386
3.88%, 11/1/33(e)	50,000	42,843
Venture Global LNG, Inc.
8.13%, 6/1/28(e)	95,000	97,259
9.50%, 2/1/29(e)	125,000	133,606
8.38%, 6/1/31(e)	107,000	108,746
9.88%, 2/1/32(e)	98,000	104,516
Veralto Corp.
5.50%, 9/18/26	43,000	43,485
5.35%, 9/18/28	43,000	44,161
5.45%, 9/18/33	50,000	50,787
VeriSign, Inc.
4.75%, 7/15/27	34,000	33,972
2.70%, 6/15/31	53,000	46,653
Verisk Analytics, Inc.
4.13%, 3/15/29	37,000	36,453
5.75%, 4/1/33	36,000	37,482
5.25%, 6/5/34(b)	55,000	55,224
5.50%, 6/15/45	32,000	30,083
3.63%, 5/15/50	45,000	31,330
Veritiv Operating Co.
10.50%, 11/30/30(e)	29,000	30,927
Verizon Communications, Inc.
1.75%, 1/20/31	234,000	199,662
2.55%, 3/21/31	66,000	58,485
2.36%, 3/15/32	418,000	356,606
4.40%, 11/1/34	681,000	638,700
4.78%, 2/15/35	690,000	664,854
2.65%, 11/20/40	412,000	284,660
4.75%, 11/1/41	1,237,000	1,098,965
4.13%, 8/15/46	148,000	116,328
4.86%, 8/21/46	675,000	589,885
4.00%, 3/22/50	825,000	615,396
3.55%, 3/22/51	319,000	223,147
3.88%, 3/1/52	180,000	130,833
Vertiv Group Corp.
4.13%, 11/15/28(e)	35,000	33,932
VF Corp.
2.80%, 4/23/27	30,000	28,285
2.95%, 4/23/30	53,000	44,321
Viasat, Inc.
5.63%, 4/15/27(e)	31,000	30,552
6.50%, 7/15/28(b)(e)	16,000	14,680
7.50%, 5/30/31(e)	30,000	23,899
Viatris, Inc.
2.70%, 6/22/30	102,000	89,222
3.85%, 6/22/40	136,000	96,742
4.00%, 6/22/50	181,000	116,046
Vibrantz Technologies, Inc.
9.00%, 2/15/30(e)	31,000	21,895
VICI Properties LP
5.13%, 5/15/32	625,000	613,640
Victoria's Secret & Co.
4.63%, 7/15/29(b)(e)	25,000	22,796
Viking Baked Goods Acquisition Corp.
8.63%, 11/1/31(e)	36,000	34,081
Viking Cruises Ltd.
7.00%, 2/15/29(e)	71,000	71,545
9.13%, 7/15/31(e)	29,000	31,156
Viking Ocean Cruises Ship VII Ltd.
5.63%, 2/15/29(e)	14,000	13,871
Viper Energy, Inc.
5.38%, 11/1/27(e)	18,000	17,936
7.38%, 11/1/31(e)	16,000	16,810
Virginia Electric & Power Co.
6.00%, 1/15/36, Series B	115,000	119,494
6.00%, 5/15/37, Series A	724,000	747,767
4.20%, 5/15/45, Series B	74,000	58,767
2.45%, 12/15/50	49,000	26,647

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
Visa, Inc.
1.90%, 4/15/27	$30,000	$28,847
0.75%, 8/15/27	10,000	9,337
2.75%, 9/15/27	15,000	14,582
2.05%, 4/15/30	31,000	27,994
1.10%, 2/15/31	20,000	16,917
4.15%, 12/14/35	30,000	28,266
2.70%, 4/15/40	21,000	15,606
4.30%, 12/14/45	70,000	59,775
3.65%, 9/15/47	15,000	11,462
2.00%, 8/15/50	35,000	18,719
Vistra Operations Co. LLC
5.50%, 9/1/26(e)	41,000	41,055
3.70%, 1/30/27(e)	33,000	32,391
5.63%, 2/15/27(e)	54,000	54,001
5.00%, 7/31/27(e)	106,000	105,815
4.38%, 5/1/29(e)	52,000	50,325
4.30%, 7/15/29(e)	33,000	32,208
7.75%, 10/15/31(e)	78,000	82,737
6.88%, 4/15/32(e)	72,000	75,023
6.95%, 10/15/33(e)	43,000	46,474
5.70%, 12/30/34(e)	27,000	26,988
Vital Energy, Inc.
7.75%, 7/31/29(e)	12,000	10,125
9.75%, 10/15/30	12,000	10,605
7.88%, 4/15/32(b)(e)	41,000	33,295
VMware LLC
4.65%, 5/15/27	31,000	31,056
3.90%, 8/21/27	77,000	75,979
1.80%, 8/15/28	46,000	42,139
4.70%, 5/15/30	54,000	53,731
2.20%, 8/15/31	107,000	91,420
VOC Escrow Ltd.
5.00%, 2/15/28(e)	28,000	27,627
Vontier Corp.
1.80%, 4/1/26	30,000	29,263
2.40%, 4/1/28	30,000	28,158
2.95%, 4/1/31	42,000	37,071
Vornado Realty LP
2.15%, 6/1/26	16,000	15,527
3.40%, 6/1/31	14,000	12,064
Vulcan Materials Co.
3.90%, 4/1/27	24,000	23,807
3.50%, 6/1/30	54,000	51,279
4.50%, 6/15/47	195,000	160,994
4.70%, 3/1/48	43,000	36,243
Wachovia Corp.
5.50%, 8/1/35	63,000	62,769
Walgreens Boots Alliance, Inc.
3.45%, 6/1/26	521,000	509,781
4.80%, 11/18/44	31,000	28,689
Walmart, Inc.
4.00%, 4/15/26	15,000	14,994
3.05%, 7/8/26	15,000	14,827
1.05%, 9/17/26	25,000	24,063
5.88%, 4/5/27	8,000	8,285
3.95%, 9/9/27	20,000	19,954
3.90%, 4/15/28	15,000	14,968
3.70%, 6/26/28	30,000	29,719
1.50%, 9/22/28	25,000	23,048
3.25%, 7/8/29	15,000	14,521
2.38%, 9/24/29	5,000	4,663
7.55%, 2/15/30	10,000	11,437
4.00%, 4/15/30	10,000	9,955
1.80%, 9/22/31	40,000	34,469
4.15%, 9/9/32	25,000	24,497
4.10%, 4/15/33	30,000	29,109
5.25%, 9/1/35	25,000	26,022
6.50%, 8/15/37(b)	20,000	22,735
6.20%, 4/15/38	16,000	17,734
3.95%, 6/28/38	10,000	8,969
5.63%, 4/1/40	12,000	12,630
5.00%, 10/25/40	16,000	15,879
5.63%, 4/15/41	13,000	13,528
2.50%, 9/22/41	20,000	13,834
4.00%, 4/11/43	10,000	8,332
4.30%, 4/22/44	22,000	19,096
3.63%, 12/15/47	10,000	7,589
4.05%, 6/29/48	35,000	28,455
2.95%, 9/24/49	19,000	12,420
2.65%, 9/22/51	30,000	18,408
4.50%, 9/9/52	20,000	17,216
4.50%, 4/15/53	30,000	25,827
Walt Disney Co.
2.20%, 1/13/28	412,000	393,843
2.65%, 1/13/31	314,000	286,192
3.50%, 5/13/40	677,000	544,401
4.75%, 11/15/46	26,000	22,731
2.75%, 9/1/49	131,000	80,537
4.70%, 3/23/50	114,000	99,151
3.60%, 1/13/51	180,000	129,527
3.80%, 5/13/60	75,000	53,054
Wand NewCo 3, Inc.
7.63%, 1/30/32(e)	51,000	53,214
Warner Media LLC
7.63%, 4/15/31	22,000	22,729
Warnermedia Holdings, Inc.
5.39%, 3/15/62	932,000	599,540
Washington Gas Light Co.
3.80%, 9/15/46, Series K	20,000	14,846
3.65%, 9/15/49	69,000	48,286
Washington University
3.52%, 4/15/54, Series 2022	10,000	7,037
4.35%, 4/15/22	20,000	14,903
Waste Connections, Inc.
4.25%, 12/1/28	31,000	30,956
3.50%, 5/1/29	36,000	34,914
2.60%, 2/1/30	43,000	39,556
2.20%, 1/15/32	46,000	39,242
3.20%, 6/1/32	36,000	32,418
4.20%, 1/15/33	54,000	51,579
5.00%, 3/1/34	54,000	53,879

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
3.05%, 4/1/50	$45,000	$28,934
2.95%, 1/15/52	77,000	47,683
Waste Management, Inc.
1.15%, 3/15/28	73,000	67,205
3.88%, 1/15/29(e)	120,000	117,552
2.00%, 6/1/29	20,000	18,327
2.95%, 6/1/41	31,000	22,417
4.10%, 3/1/45	27,000	21,996
4.15%, 7/15/49	119,000	94,221
2.50%, 11/15/50	57,000	32,845
5.35%, 10/15/54	85,000	80,542
Weatherford International Ltd.
8.63%, 4/30/30(e)	65,000	66,113
WEC Energy Group, Inc.
5.00%, 9/27/25	30,000	30,023
5.60%, 9/12/26	15,000	15,165
5.15%, 10/1/27	25,000	25,355
1.38%, 10/15/27	30,000	27,920
4.75%, 1/15/28	30,000	30,273
2.20%, 12/15/28	30,000	27,736
1.80%, 10/15/30	11,000	9,549
Wells Fargo & Co.
3.00%, 10/23/26	594,000	582,181
4.30%, 7/22/27	279,000	277,776
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(a)	256,000	251,077
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(a)	278,000	272,550
4.15%, 1/24/29	185,000	182,729
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(a)	47,000	48,226
7.95%, 11/15/29, Series B	37,000	41,207
5.20%, 1/23/30, (5.198% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.50% thereafter)(a)	234,000	237,989
2.88%, 10/30/30, (2.879% fixed rate until 10/30/29; 3-month Secured Overnight Financing Rate + 1.432% thereafter)(a)	189,000	174,604
2.57%, 2/11/31, (2.572% fixed rate until 2/11/30; 3-month Secured Overnight Financing Rate + 1.262% thereafter)(a)	103,000	93,121
4.48%, 4/4/31, (4.478% fixed rate until 4/4/30; 3-month Secured Overnight Financing Rate + 4.032% thereafter)(a)	68,000	66,933
3.35%, 3/2/33, (3.35% fixed rate until 3/2/32; Secured Overnight Financing Rate + 1.50% thereafter)(a)	122,000	109,583
5.39%, 4/24/34, (5.389% fixed rate until 4/24/33; Secured Overnight Financing Rate + 2.02% thereafter)(a)	101,000	101,472
5.56%, 7/25/34, (5.557% fixed rate until 7/25/33; Secured Overnight Financing Rate + 1.99% thereafter)(a)	126,000	127,692
6.49%, 10/23/34, (6.491% fixed rate until 10/23/33; Secured Overnight Financing Rate + 2.06% thereafter)(a)	88,000	94,456
5.50%, 1/23/35, (5.499% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.78% thereafter)(a)	81,000	81,508
5.38%, 2/7/35	48,000	49,249
5.21%, 12/3/35, (5.211% fixed rate until 12/3/34; Secured Overnight Financing Rate + 1.38% thereafter)(a)	164,000	161,045
5.95%, 12/15/36	43,000	42,881
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(a)	784,000	575,123
5.61%, 1/15/44	105,000	99,107
3.90%, 5/1/45	151,000	116,304
4.90%, 11/17/45	88,000	75,243
4.40%, 6/14/46	130,000	103,101
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(a)	171,000	150,399
4.61%, 4/25/53, (4.611% fixed rate until 4/25/52; Secured Overnight Financing Rate + 2.13% thereafter)(a)	255,000	210,003
Wells Fargo Bank NA
6.60%, 1/15/38	484,000	524,609
Welltower OP LLC
2.05%, 1/15/29	30,000	27,558
4.13%, 3/15/29	25,000	24,695
3.10%, 1/15/30	54,000	50,719
4.95%, 9/1/48	100,000	89,333
WESCO Distribution, Inc.
7.25%, 6/15/28(e)	54,000	54,801
6.38%, 3/15/29(e)	37,000	37,807
6.63%, 3/15/32(e)	35,000	35,993
Western & Southern Financial Group, Inc.
5.75%, 7/15/33(e)	20,000	20,517
Western & Southern Life Insurance Co.
5.15%, 1/15/49(e)	20,000	17,750
3.75%, 4/28/61(e)	20,000	13,288
Western Alliance Bancorp
3.00%, 6/15/31, (3.00% fixed rate until 6/15/26; 3-month Secured Overnight Financing Rate + 2.25% thereafter)(a)	27,000	25,016
Western Digital Corp.
2.85%, 2/1/29	29,000	26,536
3.10%, 2/1/32	55,000	47,632
Western Midstream Operating LP
4.65%, 7/1/26	30,000	29,921
4.50%, 3/1/28	20,000	19,709
4.75%, 8/15/28	24,000	23,846
6.35%, 1/15/29	35,000	36,374
4.05%, 2/1/30	80,000	76,089
6.15%, 4/1/33	54,000	55,202
5.45%, 4/1/44	55,000	46,711
5.30%, 3/1/48	63,000	51,144

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
5.50%, 8/15/48	$35,000	$29,236
5.25%, 2/1/50	90,000	73,177
Western Union Co.
1.35%, 3/15/26	37,000	35,990
2.75%, 3/15/31	27,000	23,444
6.20%, 11/17/36	46,000	46,483
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	46,000	45,232
4.70%, 9/15/28	77,000	77,229
5.61%, 3/11/34	36,000	36,752
Westlake Corp.
3.13%, 8/15/51	342,000	202,519
Weyerhaeuser Co.
4.75%, 5/15/26	45,000	45,080
6.95%, 10/1/27	20,000	21,040
4.00%, 11/15/29	54,000	52,642
4.00%, 4/15/30	55,000	53,232
7.38%, 3/15/32	47,000	52,637
3.38%, 3/9/33	37,000	32,653
4.00%, 3/9/52	40,000	29,126
Whirlpool Corp.
4.75%, 2/26/29(b)	43,000	41,731
2.40%, 5/15/31	213,000	175,301
4.70%, 5/14/32	41,000	37,720
5.50%, 3/1/33(b)	21,000	19,808
5.75%, 3/1/34(b)	21,000	19,871
4.50%, 6/1/46	45,000	32,658
4.60%, 5/15/50	48,000	34,276
Whistler Pipeline LLC
5.40%, 9/30/29(e)	16,000	16,072
5.70%, 9/30/31(e)	20,000	20,110
5.95%, 9/30/34(e)	34,000	33,838
White Cap Buyer LLC
6.88%, 10/15/28(e)	26,000	25,515
Williams Cos., Inc.
5.40%, 3/2/26	70,000	70,410
3.75%, 6/15/27	90,000	88,720
5.30%, 8/15/28	55,000	56,251
4.90%, 3/15/29	70,000	70,682
4.80%, 11/15/29	31,000	31,212
3.50%, 11/15/30	70,000	65,536
7.50%, 1/15/31, Series A	25,000	28,202
2.60%, 3/15/31	107,000	94,761
8.75%, 3/15/32	30,000	35,804
4.65%, 8/15/32	70,000	67,811
5.65%, 3/15/33	55,000	56,362
5.15%, 3/15/34	70,000	68,830
6.30%, 4/15/40	115,000	119,401
5.80%, 11/15/43	35,000	33,798
5.40%, 3/4/44	45,000	41,192
5.75%, 6/24/44	59,000	56,239
4.90%, 1/15/45	45,000	38,543
5.10%, 9/15/45	90,000	78,932
4.85%, 3/1/48	70,000	58,893
3.50%, 10/15/51	60,000	39,860
5.30%, 8/15/52	67,000	59,339
5.80%, 11/15/54	79,000	75,008
Williams Scotsman, Inc.
4.63%, 8/15/28(e)	20,000	19,532
7.38%, 10/1/31(b)(e)	20,000	20,846
Willis North America, Inc.
4.65%, 6/15/27	45,000	45,190
4.50%, 9/15/28	35,000	34,897
2.95%, 9/15/29	50,000	46,594
5.35%, 5/15/33	55,000	55,425
5.05%, 9/15/48	35,000	30,178
3.88%, 9/15/49	50,000	35,880
5.90%, 3/5/54	70,000	67,533
Willis-Knighton Medical Center
4.81%, 9/1/48, Series 2018	32,000	26,416
Wilton RE Ltd.
6.00%, 10/22/30, (6.00% fixed rate until 10/22/30; 5-year Constant Maturity Treasury Rate + 5.266% thereafter)(a)(e)(f)	47,000	47,283
Windsor Holdings III LLC
8.50%, 6/15/30(e)	33,000	35,054
Wisconsin Electric Power Co.
1.70%, 6/15/28	20,000	18,590
5.00%, 5/15/29	22,000	22,469
4.75%, 9/30/32	10,000	10,005
5.63%, 5/15/33(b)	5,000	5,262
5.70%, 12/1/36	15,000	15,641
4.30%, 10/15/48	15,000	12,014
Wisconsin Power & Light Co.
3.05%, 10/15/27	20,000	19,381
3.00%, 7/1/29	25,000	23,546
1.95%, 9/16/31	25,000	21,084
3.95%, 9/1/32	45,000	41,904
4.95%, 4/1/33	20,000	19,807
5.38%, 3/30/34	20,000	20,051
6.38%, 8/15/37	25,000	26,638
3.65%, 4/1/50	30,000	20,908
Wisconsin Public Service Corp.
5.35%, 11/10/25	20,000	20,075
3.67%, 12/1/42	15,000	11,412
4.75%, 11/1/44	35,000	30,454
3.30%, 9/1/49	159,000	105,428
2.85%, 12/1/51	20,000	11,958
WMG Acquisition Corp.
3.75%, 12/1/29(e)	35,000	32,584
3.00%, 2/15/31(e)	42,000	37,680
Wolverine World Wide, Inc.
4.00%, 8/15/29(e)	22,000	19,276
Workday, Inc.
3.50%, 4/1/27	62,000	60,967
3.70%, 4/1/29	54,000	52,316
3.80%, 4/1/32	89,000	82,618
WP Carey, Inc.
4.25%, 10/1/26	37,000	36,773
3.85%, 7/15/29	25,000	24,079

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
2.40%, 2/1/31	$36,000	$31,284
2.45%, 2/1/32	25,000	21,043
2.25%, 4/1/33	30,000	24,079
WR Berkley Corp.
4.75%, 8/1/44	32,000	27,319
4.00%, 5/12/50	43,000	32,065
3.55%, 3/30/52	36,000	24,323
3.15%, 9/30/61	57,000	33,732
WR Grace Holdings LLC
4.88%, 6/15/27(e)	30,000	29,644
5.63%, 8/15/29(e)	47,000	41,463
7.38%, 3/1/31(e)	14,000	14,186
WRKCo, Inc.
4.90%, 3/15/29	328,000	329,861
WW Grainger, Inc.
4.60%, 6/15/45	65,000	56,299
3.75%, 5/15/46	26,000	19,807
4.20%, 5/15/47	26,000	20,757
Wyeth LLC
6.50%, 2/1/34	20,000	21,981
6.00%, 2/15/36	33,000	34,979
5.95%, 4/1/37	132,000	138,533
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 5/15/27(e)	37,000	36,866
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/1/29(e)	31,000	30,294
7.13%, 2/15/31(b)(e)	41,000	43,090
Xcel Energy, Inc.
5.45%, 8/15/33	14,000	14,038
Xerox Holdings Corp.
5.50%, 8/15/28(e)	40,000	28,094
8.88%, 11/30/29(e)	41,000	27,701
XHR LP
4.88%, 6/1/29(e)	23,000	21,853
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/26(b)(e)	424,000	412,608
4.50%, 9/15/27(e)	79,000	76,382
7.25%, 1/15/29(b)(e)	36,000	36,224
XPO CNW, Inc.
6.70%, 5/1/34	12,000	12,360
XPO, Inc.
7.13%, 6/1/31(e)	18,000	18,690
7.13%, 2/1/32(e)	24,000	24,961
Xylem, Inc.
3.25%, 11/1/26	31,000	30,481
1.95%, 1/30/28	31,000	29,177
2.25%, 1/30/31	36,000	31,533
4.38%, 11/1/46	56,000	44,897
Yum! Brands, Inc.
4.75%, 1/15/30(e)	33,000	32,324
3.63%, 3/15/31	43,000	39,209
4.63%, 1/31/32	45,000	42,726
5.38%, 4/1/32	41,000	40,573
6.88%, 11/15/37	13,000	13,787
5.35%, 11/1/43	11,000	10,249
Zayo Group Holdings, Inc.
4.00%, 3/1/27(e)	61,000	57,555
6.13%, 3/1/28(e)	44,000	38,295
Ziff Davis, Inc.
4.63%, 10/15/30(e)	150,000	136,125
Zimmer Biomet Holdings, Inc.
3.05%, 1/15/26	37,000	36,670
5.35%, 12/1/28	9,000	9,237
2.60%, 11/24/31	100,000	87,296
5.20%, 9/15/34	59,000	58,287
5.75%, 11/30/39	13,000	12,831
4.45%, 8/15/45	37,000	29,782
Zoetis, Inc.
4.50%, 11/13/25	45,000	44,969
5.40%, 11/14/25	35,000	35,130
3.00%, 9/12/27	45,000	43,755
3.90%, 8/20/28	30,000	29,652
2.00%, 5/15/30	54,000	47,970
4.70%, 2/1/43	105,000	93,513
3.95%, 9/12/47	45,000	34,878
4.45%, 8/20/48	98,000	80,461
3.00%, 5/15/50	45,000	28,384
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 2/1/29(e)	200,000	186,323
Total United States		396,695,006
Zambia — 0.0%
First Quantum Minerals Ltd.
9.38%, 3/1/29(d)	237,000	249,523
TOTAL CORPORATE BONDS
(Cost: $533,089,610)		527,451,662
FOREIGN GOVERNMENT AGENCIES — 1.1%
Canada — 0.2%
Export Development Canada
3.38%, 8/26/25	65,000	64,835
4.38%, 6/29/26	160,000	160,389
3.00%, 5/25/27	55,000	53,931
3.88%, 2/14/28	70,000	69,909
4.13%, 2/13/29	70,000	70,282
OMERS Finance Trust
4.75%, 3/26/31(e)	250,000	254,839
Province of Alberta
3.30%, 3/15/28	65,000	63,732
1.30%, 7/22/30	51,000	44,142
4.50%, 1/24/34	26,000	25,602
Province of British Columbia
2.25%, 6/2/26	999,000	979,821
Province of Manitoba
2.13%, 6/22/26	51,000	49,906
1.50%, 10/25/28	73,000	67,103
4.30%, 7/27/33	21,000	20,410
Province of Ontario
1.05%, 4/14/26	283,000	275,330
1.13%, 10/7/30	235,000	200,425

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
Province of Quebec
0.60%, 7/23/25	$67,000	$66,639
2.50%, 4/20/26	41,000	40,375
2.75%, 4/12/27	26,000	25,365
3.63%, 4/13/28	72,000	71,161
4.50%, 4/3/29	77,000	78,061
7.50%, 9/15/29	31,000	34,996
1.35%, 5/28/30(b)	31,000	27,074
1.90%, 4/21/31	21,000	18,394
4.50%, 9/8/33	31,000	30,622
Total Canada		2,793,343
China — 0.0%
China Development Bank
2.00%, 2/16/27(d)	200,000	193,006
Export-Import Bank of China
3.25%, 11/28/27(d)	238,000	233,042
Total China		426,048
France — 0.2%
Agence Francaise de Developpement EPIC
4.50%, 2/17/26(d)	200,000	199,937
Caisse d'Amortissement de la Dette Sociale
0.38%, 9/23/25(e)	100,000	98,730
4.00%, 1/25/26(e)	125,000	124,654
0.63%, 2/18/26(e)	350,000	340,777
4.25%, 1/24/27(e)	600,000	600,823
3.75%, 9/12/27(d)	200,000	198,670
1.00%, 10/21/30(e)	200,000	168,848
1.38%, 1/20/31(e)	500,000	427,298
Total France		2,159,737
Germany — 0.2%
Kreditanstalt fuer Wiederaufbau
1.00%, 10/1/26	1,120,000	1,076,414
3.75%, 2/15/28	169,000	168,412
2.88%, 4/3/28	62,000	60,326
0.75%, 9/30/30	41,000	34,636
4.75%, 10/29/30	41,000	42,390
4.38%, 2/28/34	41,000	40,984
4.89%, 4/18/36(c)	41,000	25,128
4.91%, 6/29/37(c)	41,000	23,700
Landwirtschaftliche Rentenbank
0.88%, 9/3/30	344,000	292,964
Total Germany		1,764,954
Hong Kong — 0.0%
Airport Authority
2.40%, 3/8/28, (2.40% fixed rate until 6/8/28; 7-year Constant Maturity Treasury Rate + 4.736% thereafter)(a)(d)(f)	200,000	188,329
4.88%, 1/12/33(e)	200,000	202,266
Total Hong Kong		390,595
India — 0.0%
Export-Import Bank of India
3.88%, 2/1/28(d)	271,000	264,748
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III
4.15%, 3/29/27(d)	288,000	287,734
5.40%, 11/15/28(d)	485,000	502,163
4.70%, 6/6/32(d)	400,000	394,295
Total Indonesia		1,184,192
Japan — 0.2%
Japan Bank for International Cooperation
4.25%, 1/26/26	200,000	199,760
2.25%, 11/4/26, Series DTC	522,000	508,097
2.75%, 11/16/27	486,000	470,694
4.63%, 7/19/28	202,000	205,046
2.13%, 2/16/29	264,000	245,448
Japan International Cooperation Agency
4.00%, 5/23/28	260,000	258,878
Total Japan		1,887,923
Norway — 0.0%
Kommunalbanken AS
1.13%, 10/26/26(e)	110,000	105,592
Poland — 0.0%
Bank Gospodarstwa Krajowego
5.75%, 7/9/34(d)	401,000	405,724
South Korea — 0.1%
Korea Development Bank
1.00%, 9/9/26	612,000	586,613
Korea Electric Power Corp.
5.38%, 7/31/26(d)	200,000	201,850
Korea Gas Corp.
2.88%, 7/16/29(d)	201,000	188,859
Korea Housing Finance Corp.
5.38%, 11/15/26(d)	200,000	202,641
Korea Hydro & Nuclear Power Co. Ltd.
3.13%, 7/25/27(d)	200,000	194,529
Korea National Oil Corp.
3.38%, 3/27/27(d)	324,000	317,564
Total South Korea		1,692,056
Sweden — 0.0%
Svensk Exportkredit AB
2.25%, 3/22/27	232,000	224,594
5.30%, 5/11/37(c)	55,000	30,078
Total Sweden		254,672
United Arab Emirates — 0.1%
Finance Department Government of Sharjah
6.50%, 11/23/32(e)	304,000	314,492
Sharjah Sukuk Program Ltd.
3.23%, 10/23/29(d)	257,000	237,454
Total United Arab Emirates		551,946
TOTAL FOREIGN GOVERNMENT AGENCIES
(Cost: $13,752,358)		13,881,530
FOREIGN GOVERNMENT OBLIGATIONS — 4.2%
Argentina — 0.2%
Argentina Republic Government International Bonds
1.00%, 7/9/29	174,600	144,348

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
0.75%, 7/9/30(a)	$1,056,000	$828,618
4.13%, 7/9/35(a)	1,316,000	887,061
5.00%, 1/9/38(a)	753,000	536,873
3.50%, 7/9/41(a)	494,000	307,883
4.13%, 7/9/46(a)	85,023	55,856
Provincia de Buenos Aires/Government Bonds
5.88%, 9/1/37(a)(d)	32,000	19,713
6.63%, 9/1/37(a)(d)	232,402	168,258
Total Argentina		2,948,610
Azerbaijan — 0.0%
Republic of Azerbaijan International Bonds
3.50%, 9/1/32(d)	150,000	131,760
Bahamas — 0.0%
Bahamas Government International Bonds
6.00%, 11/21/28(d)	200,000	194,339
Bahrain — 0.1%
Bahrain Government International Bonds
7.00%, 10/12/28(d)	1,350,000	1,381,907
Bermuda — 0.0%
Bermuda Government International Bonds
2.38%, 8/20/30(d)	200,000	175,059
Brazil — 0.2%
Brazil Government International Bonds
3.88%, 6/12/30	1,461,000	1,363,483
5.00%, 1/27/45	500,000	371,799
Total Brazil		1,735,282
Canada — 0.1%
Canada Government International Bonds
0.75%, 5/19/26	75,000	72,628
3.75%, 4/26/28	470,000	468,265
Total Canada		540,893
Chile — 0.1%
Chile Government International Bonds
3.50%, 1/31/34	200,000	177,480
4.95%, 1/5/36	694,817	673,251
3.50%, 4/15/53	555,000	376,072
Total Chile		1,226,803
China — 0.0%
China Government International Bonds
1.75%, 10/26/31(d)	200,000	178,237
Colombia — 0.1%
Colombia Government International Bonds
3.25%, 4/22/32	211,000	165,895
7.50%, 2/2/34	561,000	556,637
7.38%, 9/18/37	200,000	190,074
5.00%, 6/15/45	600,000	399,126
Total Colombia		1,311,732
Costa Rica — 0.0%
Costa Rica Government International Bonds
6.13%, 2/19/31(d)	225,000	231,265
5.63%, 4/30/43(d)	200,000	178,010
Total Costa Rica		409,275
Dominican Republic — 0.1%
Dominican Republic International Bonds
6.00%, 2/22/33(d)	500,000	489,476
Ecuador — 0.0%
Ecuador Government International Bonds
6.90%, 7/31/30(a)(d)	225,000	174,447
5.00%, 7/31/40(a)(d)	203,000	109,282
Total Ecuador		283,729
Egypt — 0.1%
Egypt Government International Bonds
5.88%, 2/16/31(d)	907,000	778,731
7.30%, 9/30/33(d)	200,000	171,365
Total Egypt		950,096
El Salvador — 0.0%
El Salvador Government International Bonds
7.65%, 6/15/35(d)	51,000	48,598
Ghana — 0.0%
Ghana Government International Bonds
5.00%, 7/3/29(a)(d)	20,000	18,298
4.78%, 1/3/30(c)(d)	64,172	52,414
5.00%, 7/3/35(a)(d)	167,000	124,449
1.50%, 1/3/37(d)	166,000	73,377
Total Ghana		268,538
Guatemala — 0.0%
Guatemala Government Bonds
7.05%, 10/4/32(d)	288,000	304,210
Honduras — 0.0%
Honduras Government International Bonds
5.63%, 6/24/30(d)	150,000	138,890
Hong Kong — 0.1%
Hong Kong Government International Bonds
4.50%, 1/11/28(e)	725,000	731,944
Hungary — 0.1%
Hungary Government International Bonds
5.50%, 6/16/34(d)	803,000	779,329
Indonesia — 0.2%
Indonesia Government International Bonds
1.85%, 3/12/31	212,000	181,028
4.65%, 9/20/32	1,247,000	1,224,244
4.85%, 1/11/33	252,000	249,359
8.50%, 10/12/35(d)	306,000	382,405
4.35%, 1/11/48	412,000	338,500
3.20%, 9/23/61	937,000	576,562
Total Indonesia		2,952,098
Israel — 0.1%
Israel Government International Bonds
2.75%, 7/3/30	200,000	178,158
4.50%, 1/17/33	550,000	515,446
State of Israel
3.38%, 1/15/50	1,021,000	634,428
Total Israel		1,328,032

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
Italy — 0.1%
Republic of Italy Government International Bonds
1.25%, 2/17/26	$1,187,000	$1,162,323
Ivory Coast — 0.0%
Ivory Coast Government International Bonds
7.63%, 1/30/33(d)	200,000	193,704
Jordan — 0.0%
Jordan Government International Bonds
5.85%, 7/7/30(d)	239,000	224,346
Kazakhstan — 0.0%
Kazakhstan Government International Bonds
6.50%, 7/21/45(d)	200,000	209,253
Kuwait — 0.1%
Kuwait International Government Bonds
3.50%, 3/20/27(d)	645,000	633,850
Malaysia — 0.0%
Malaysia Wakala Sukuk Bhd
2.07%, 4/28/31(d)	250,000	219,636
Mexico — 0.4%
Mexico Government International Bonds
2.66%, 5/24/31	770,000	657,586
6.75%, 9/27/34	188,000	195,920
6.35%, 2/9/35	2,210,000	2,208,177
6.05%, 1/11/40	182,000	169,627
4.75%, 3/8/44	2,056,000	1,560,158
6.34%, 5/4/53	574,000	505,873
5.75%, 10/12/10	110,000	83,748
Total Mexico		5,381,089
Mongolia — 0.0%
Mongolia Government International Bonds
8.65%, 1/19/28(d)	200,000	208,674
Morocco — 0.0%
Morocco Government International Bonds
5.95%, 3/8/28(d)	200,000	203,919
3.00%, 12/15/32(d)	200,000	165,946
Total Morocco		369,865
Nigeria — 0.0%
Nigeria Government International Bonds
7.70%, 2/23/38(d)	215,000	176,194
Oman — 0.1%
Oman Government International Bonds
6.25%, 1/25/31(d)	506,000	530,642
6.75%, 1/17/48(d)	200,000	201,394
Total Oman		732,036
Pakistan — 0.0%
Pakistan Global Sukuk Programme Co. Ltd.
7.95%, 1/31/29(d)	245,000	231,552
Panama — 0.2%
Panama Government International Bonds
7.13%, 1/29/26	200,000	203,276
2.25%, 9/29/32	200,000	147,394
6.40%, 2/14/35(b)	1,900,000	1,797,962
4.50%, 5/15/47	200,000	131,765
3.87%, 7/23/60	412,000	221,863
Total Panama		2,502,260
Paraguay — 0.0%
Paraguay Government International Bonds
6.00%, 2/9/36(d)	281,000	281,435
Peru — 0.2%
Peru Government International Bonds
3.00%, 1/15/34	1,575,000	1,312,922
6.55%, 3/14/37	481,000	512,235
3.23%, 7/28/21	304,000	160,340
Total Peru		1,985,497
Philippines — 0.2%
Philippines Government International Bonds
5.61%, 4/13/33	301,000	313,217
5.00%, 1/13/37	1,807,000	1,768,434
3.95%, 1/20/40	415,000	351,219
Total Philippines		2,432,870
Poland — 0.1%
Republic of Poland Government International Bonds
3.25%, 4/6/26	101,000	99,974
5.50%, 11/16/27	143,000	147,421
4.63%, 3/18/29	104,000	104,743
5.75%, 11/16/32	31,000	32,391
4.88%, 10/4/33	51,000	50,076
5.13%, 9/18/34	41,000	40,686
5.50%, 4/4/53	153,000	139,663
5.50%, 3/18/54	250,000	227,523
Total Poland		842,477
Qatar — 0.1%
Qatar Government International Bonds
3.75%, 4/16/30(d)	902,000	879,785
9.75%, 6/15/30(e)	87,000	108,448
5.10%, 4/23/48(d)	684,000	638,086
Total Qatar		1,626,319
Romania — 0.1%
Romania Government International Bonds
5.88%, 1/30/29(b)(d)	184,000	183,559
6.00%, 5/25/34(d)	454,000	424,366
6.13%, 1/22/44(d)	138,000	118,530
Total Romania		726,455
Saudi Arabia — 0.3%
Saudi Government International Bonds
3.63%, 3/4/28(d)	225,000	219,857
2.25%, 2/2/33(d)	3,450,000	2,852,140
4.88%, 7/18/33(d)	650,000	643,652
4.50%, 10/26/46(d)	449,000	361,302
Total Saudi Arabia		4,076,951
Senegal — 0.0%
Senegal Government International Bonds
6.25%, 5/23/33(d)	200,000	143,885

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
Serbia — 0.0%
Serbia International Bonds
6.25%, 5/26/28(d)	$200,000	$205,627
6.00%, 6/12/34(d)	200,000	198,920
Total Serbia		404,547
South Africa — 0.1%
Republic of South Africa Government International Bonds
5.88%, 4/20/32	848,000	814,919
South Korea — 0.0%
Korea International Bonds
1.00%, 9/16/30	221,000	187,489
Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bonds
4.50%, 8/4/26(d)	226,000	223,349
Turkey — 0.3%
Hazine Mustesarligi Varlik Kiralama AS
7.25%, 2/24/27(d)	443,000	452,438
Turkiye Government International Bonds
4.75%, 1/26/26	400,000	399,378
5.25%, 3/13/30	2,799,000	2,608,973
5.88%, 6/26/31	200,000	186,510
4.88%, 4/16/43	100,000	67,775
Total Turkey		3,715,074
Ukraine — 0.0%
Ukraine Government International Bonds
Zero coupon, 2/1/30(a)(c)(e)	15,406	7,518
Zero coupon, 2/1/34(a)(c)(e)	57,572	21,782
1.75%, 2/1/34(a)(e)	311,022	154,227
Zero coupon, 2/1/35(a)(c)(e)	48,652	23,760
1.75%, 2/1/35(a)(e)	70,511	34,378
Zero coupon, 2/1/36(a)(c)(e)	40,544	19,728
1.75%, 2/1/36(a)(e)	70,511	33,418
Total Ukraine		294,811
United Arab Emirates — 0.2%
Abu Dhabi Government International Bonds
3.13%, 4/16/30(d)	1,200,000	1,139,384
5.00%, 4/30/34(d)	201,000	206,764
3.13%, 9/30/49(d)	200,000	132,803
3.88%, 4/16/50(d)	200,000	151,524
Emirate of Dubai Government International Bonds
5.25%, 1/30/43(d)	200,000	187,429
UAE International Government Bonds
2.00%, 10/19/31(d)	200,000	174,024
2.88%, 10/19/41(d)	356,000	260,374
Total United Arab Emirates		2,252,302
Uruguay — 0.2%
Uruguay Government International Bonds
5.75%, 10/28/34	1,805,000	1,883,145
Uzbekistan — 0.0%
Republic of Uzbekistan International Bonds
5.38%, 2/20/29(d)	200,000	193,765
Zambia — 0.0%
Zambia Government International Bonds
5.75%, 6/30/33(a)(d)	47,165	42,455
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $52,618,743)		52,881,364
SUPRANATIONAL BONDS — 0.7%
African Development Bank
4.38%, 11/3/27	257,000	259,649
Asian Development Bank
4.63%, 6/13/25	41,000	41,002
0.38%, 9/3/25	62,000	61,364
0.50%, 2/4/26	1,000	975
1.00%, 4/14/26	216,000	210,217
2.00%, 4/24/26	173,000	169,709
1.75%, 8/14/26	17,000	16,541
4.13%, 1/12/27	62,000	62,126
1.50%, 1/20/27	72,000	69,188
6.22%, 8/15/27	6,000	6,249
3.13%, 8/20/27	92,000	90,484
2.50%, 11/2/27	33,000	31,936
2.75%, 1/19/28	36,000	34,974
3.75%, 4/25/28(b)	72,000	71,703
1.25%, 6/9/28	31,000	28,667
3.13%, 9/26/28	15,000	14,628
4.38%, 3/6/29	72,000	73,055
1.88%, 1/24/30	41,000	37,350
0.75%, 10/8/30	21,000	17,696
1.50%, 3/4/31	41,000	35,591
3.13%, 4/27/32	21,000	19,625
4.00%, 1/12/33	41,000	40,285
3.88%, 6/14/33(b)	41,000	39,835
4.13%, 1/12/34	100,000	98,253
Asian Infrastructure Investment Bank
3.38%, 6/29/25	26,000	25,980
0.50%, 1/27/26	87,000	84,878
4.88%, 9/14/26	41,000	41,404
3.75%, 9/14/27	41,000	40,864
4.13%, 1/18/29	62,000	62,369
4.25%, 3/13/34	26,000	25,752
European Bank for Reconstruction & Development
0.50%, 11/25/25	34,000	33,377
4.38%, 3/9/28	62,000	62,734
4.13%, 1/25/29	63,000	63,341
4.25%, 3/13/34	97,000	95,755
European Investment Bank
0.63%, 7/25/25	855,000	850,308
2.13%, 4/13/26	200,000	196,569
0.63%, 10/21/27(b)	21,000	19,451
3.25%, 11/15/27	82,000	80,802
3.88%, 3/15/28	103,000	102,993
4.50%, 10/16/28	82,000	83,516
4.00%, 2/15/29(b)	103,000	103,260
1.75%, 3/15/29	62,000	57,304
1.63%, 10/9/29	21,000	19,065
0.88%, 5/17/30	21,000	18,069

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
3.63%, 7/15/30	$82,000	$80,498
0.75%, 9/23/30	31,000	26,201
1.25%, 2/14/31	82,000	70,383
1.63%, 5/13/31	31,000	27,019
3.75%, 2/14/33	103,000	99,688
4.13%, 2/13/34	82,000	80,631
4.88%, 2/15/36	21,000	21,737
Inter-American Development Bank
0.63%, 7/15/25	990,000	985,637
3.20%, 8/7/42(b)	412,000	324,818
International Bank for Reconstruction & Development
2.50%, 7/29/25	548,000	546,312
0.50%, 10/28/25	607,000	597,472
3.13%, 6/15/27	173,000	170,267
0.75%, 11/24/27	728,000	674,233
3.50%, 7/12/28	670,000	661,771
4.00%, 1/10/31	103,000	102,571
1.63%, 11/3/31	103,000	88,258
4.75%, 11/14/33(b)	62,000	63,698
International Development Association
0.75%, 6/10/27(d)	41,000	38,376
International Finance Corp.
0.75%, 10/8/26	373,000	357,085
IsDB Trust Services No. 2 SARL
3.21%, 4/28/27(d)	508,000	499,056
Nordic Investment Bank
0.50%, 1/21/26	284,000	277,232
TOTAL SUPRANATIONAL BONDS
(Cost: $9,345,915)		9,391,836
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.5%
United States — 3.5%
Banc of America Commercial Mortgage Trust
3.71%, 9/15/48, Series 2015-UBS7, Class A4	1,000,000	994,925
BANK
3.63%, 5/15/50, Series 2017-BNK4, Class A4	600,000	587,672
2.56%, 5/15/64, Series 2021-BNK33, Class A5	2,062,257	1,811,028
2.62%, 11/15/64, Series 2021-BNK37, Class A5*(a)	410,000	354,611
2.75%, 12/15/64, Series 2021-BNK38, Class AS	750,000	635,743
3.79%, 4/15/65, Series 2022-BNK41, Class A4*(a)	700,000	650,375
Bank of America Merrill Lynch Commercial Mortgage Trust
3.88%, 2/15/50, Series 2017-BNK3, Class B*(a)	994,000	952,552
Barclays Commercial Mortgage Trust
3.17%, 8/15/52, Series 2019-C4, Class AS	400,000	362,804
Benchmark Mortgage Trust
4.03%, 4/10/51, Series 2018-B3, Class A5	1,649,806	1,615,716
1.98%, 12/17/53, Series 2020-B21, Class A5	2,062,257	1,766,130
4.44%, 5/15/55, Series 2022-B35, Class A5*(a)	2,180,934	2,077,611
5.75%, 11/15/55, Series 2022-B37, Class A5*(a)	500,000	522,161
3.72%, 3/15/62, Series 2019-B10, Class A4	203,000	194,701
Cantor Commercial Real Estate Lending
3.12%, 11/15/52, Series 2019-CF2, Class AS	200,000	179,763
CD Mortgage Trust
3.63%, 2/10/50, Series 2017-CD3, Class A4	310,000	297,129
Citigroup Commercial Mortgage Trust
2.92%, 2/15/53, Series 2020-GC46, Class AS*(a)	119,000	104,549
COMM Mortgage Trust
3.71%, 7/10/48, Series 2015-LC21, Class A4	9,645	9,608
3.63%, 10/10/48, Series 2015-CR26, Class A4	750,000	746,221
3.26%, 8/15/57, Series 2019-GC44, Class AM	600,000	548,701
CSAIL Commercial Mortgage Trust
3.48%, 3/15/53, Series 2020-C19, Class B*(a)	425,000	354,287
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.21%, 2/25/26, Series K734, Class A2	664,074	658,491
2.67%, 3/25/26, Series K055, Class A2	195,140	192,331
3.30%, 10/25/26, Series K060, Class A2	610,000	600,781
3.19%, 7/25/27, Series K067, Class A2	750,000	733,882
3.24%, 8/25/27, Series K068, Class A2	140,000	137,066
1.47%, 9/25/27, Series K740, Class A2	500,000	470,444
3.19%, 9/25/27, Series K069, Class A2*(a)	54,065	52,834
3.29%, 11/25/27, Series K071, Class A2	500,000	488,898
3.93%, 6/25/28, Series K079, Class A2	804,000	796,869
4.74%, 8/25/28, Series K508, Class A2*(a)	500,000	506,064
4.80%, 9/25/28, Series K507, Class A2*(a)	500,000	507,000
4.85%, 9/25/28, Series K509, Class A2	500,000	507,688
4.86%, 10/25/28, Series K511, Class A2	500,000	507,991
3.42%, 2/25/29, Series K090, Class A2	1,000,000	971,900
3.51%, 3/25/29, Series K091, Class A2	1,000,000	974,455
1.38%, 7/25/30, Series K116, Class A2	1,000,000	865,998
1.50%, 10/25/30, Series K120, Class A2	1,000,000	863,624
2.11%, 1/25/31, Series K127, Class A2	1,000,000	886,525
4.56%, 6/25/31, Series KF115, Class AS, (4.561% fixed rate until 5/25/31; Secured Overnight Financing Rate 30 Day Average + 0.21% thereafter)*(a)	233,526	231,505
2.13%, 11/25/31, Series K136, Class A2	1,000,000	869,336

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
4.58%, 12/25/31, Series KF128, Class AS, (4.581% fixed rate until 12/25/31; Secured Overnight Financing Rate 30 Day Average + 0.23% thereafter)*(a)	$147,361	$146,163
2.25%, 1/25/32, Series K140, Class A2	1,000,000	871,753
2.59%, 1/25/32, Series K139, Class A2*(a)	1,200,000	1,069,879
2.25%, 2/25/32, Series K141, Class A2	1,000,000	871,673
3.42%, 4/25/32, Series K154, Class A2	1,000,000	967,065
2.92%, 6/25/32, Series K146, Class A2	1,000,000	902,857
3.00%, 6/25/32, Series K147, Class A2*(a)	1,500,000	1,360,410
3.50%, 7/25/32, Series K148, Class A2*(a)	1,000,000	935,526
3.53%, 8/25/32, Series K149, Class A2	500,000	468,295
4.35%, 1/25/33, Series K154, Class A2*(a)	310,000	304,750
4.90%, 10/25/33, Series K-161, Class A2*(a)	500,000	507,606
5.15%, 12/25/33, Series K-162, Class A2*(a)	500,000	515,409
1.94%, 2/25/35, Series K1515, Class A2	480,000	377,176
2.36%, 10/25/36, Series K1522, Class A2	250,000	194,782
FREMF Mortgage Trust
4.07%, 4/25/48, Series 2016-K54, Class B*(a)(e)	590,000	584,698
4.21%, 6/25/51, Series 2018-K76, Class B*(a)(e)	205,000	200,494
JP Morgan Chase Commercial Mortgage Securities Trust
3.46%, 8/15/49, Series 2016-JP2, Class B	1,000,000	927,675
JPMDB Commercial Mortgage Securities Trust
2.88%, 6/15/49, Series 2016-C2, Class A3A	1,197,196	1,181,347
3.06%, 11/13/52, Series 2019-COR6, Class A4	721,790	636,008
Morgan Stanley Bank of America Merrill Lynch Trust
3.88%, 4/15/48, Series 2015-C22, Class B*(a)	200,000	194,531
Morgan Stanley Capital I Trust
3.28%, 11/15/49, Series 2016-BNK2, Class AS	1,000,000	941,120
2.73%, 5/15/54, Series 2021-L5, Class A4	2,062,257	1,826,536
MSCG Trust
3.46%, 6/7/35, Series 2015-ALDR, Class A2*(a)(e)	412,000	408,820
UBS Commercial Mortgage Trust
4.12%, 3/15/51, Series 2018-C9, Class A4*(a)	412,451	403,426
Wells Fargo Commercial Mortgage Trust
3.54%, 12/15/48, Series 2015-P2, Class A3	469,601	467,377
3.43%, 3/15/59, Series 2016-C33, Class A4	300,000	296,995
4.44%, 9/15/61, Series 2018-C47, Class A4	100,000	98,975
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost: $43,689,131)		44,251,315
MUNICIPAL BONDS — 0.3%
United States — 0.3%
Metropolitan Transportation Authority
6.81%, 11/15/40, Series E	825,000	886,934
New Jersey Turnpike Authority
7.10%, 1/1/41, Series A	195,000	218,089
Port Authority of New York & New Jersey
4.93%, 10/1/51	965,000	873,060
State of California
7.55%, 4/1/39	275,000	325,731
State of Connecticut
5.85%, 3/15/32, Series A	1,330,000	1,412,517
TOTAL MUNICIPAL BONDS
(Cost: $3,924,219)		3,716,331
ASSET-BACKED SECURITIES — 2.4%
United States — 2.4%
American Express Credit Account Master Trust
3.75%, 8/15/27, Series 2022-3, Class A	260,000	259,571
5.23%, 4/15/29, Series 2024-1, Class A	2,000,000	2,034,393
AmeriCredit Automobile Receivables Trust
4.81%, 4/18/28, Series 2022-2, Class B	550,000	549,577
BA Credit Card Trust
5.00%, 4/15/28, Series 2022-A2, Class A2	2,500,000	2,504,404
Carmax Auto Owner Trust
4.69%, 2/15/28, Series 2022-3, Class B	171,000	170,910
CarMax Auto Owner Trust
5.50%, 1/16/29, Series 2024-2, Class A3	1,250,000	1,266,248
Chase Issuance Trust
5.16%, 9/15/28, Series 2023-A1, Class A	960,000	969,086
5.08%, 9/15/30, Series 2023-A2, Class A	225,000	230,404
CNH Equipment Trust
5.25%, 11/15/29, Series 2022-C, Class A4	3,950,000	4,008,915
Discover Card Execution Note Trust
3.56%, 7/15/27, Series 2022-A3, Class A3	2,000,000	1,997,684
Exeter Automobile Receivables Trust
1.55%, 6/15/27, Series 2021-3A, Class D	966,608	948,272
5.57%, 9/15/28, Series 2024-3A, Class B	750,000	754,788
5.70%, 7/16/29, Series 2024-3A, Class C	750,000	758,584
Ford Credit Auto Owner Trust
4.40%, 8/15/30, Series 2024-C, Class B	1,800,000	1,786,277
3.88%, 11/15/34, Series 2022-1, Class A(e)	600,000	593,267
Ford Credit Floorplan Master Owner Trust A
4.06%, 11/15/30, Series 2018-4, Class A	2,250,000	2,220,690
GM Financial Automobile Leasing Trust
5.09%, 5/20/27, Series 2023-2, Class A4	825,000	826,140
GM Financial Consumer Automobile Receivables Trust
3.25%, 4/17/28, Series 2022-2, Class A4	579,000	572,828

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

Investments	Principal Amount	Value
GM Financial Revolving Receivables Trust
1.17%, 6/12/34, Series 2021-1, Class A(e)	$630,000	$603,910
Honda Auto Receivables Owner Trust
5.21%, 7/18/30, Series 2024-2, Class A4	650,000	662,266
Hyundai Auto Receivables Trust
4.74%, 9/16/30, Series 2024-B, Class A4	650,000	656,034
Mercedes-Benz Auto Receivables Trust
5.25%, 2/15/29, Series 2022-1, Class A4	570,000	575,937
Nissan Auto Lease Trust
4.92%, 11/15/27, Series 2024-B, Class A3	1,100,000	1,107,421
Nissan Auto Receivables Owner Trust
4.45%, 11/15/29, Series 2022-B, Class A4	309,000	309,184
Santander Drive Auto Receivables Trust
4.72%, 6/15/27, Series 2022-6, Class B	84,950	84,951
5.63%, 11/15/28, Series 2024-2, Class A3	700,000	703,634
4.49%, 8/15/29, Series 2022-3, Class C	300,000	299,372
6.40%, 3/17/31, Series 2023-6, Class C	500,000	513,359
Synchrony Card Funding LLC
5.54%, 7/15/29, Series 2023-A1, Class A	585,000	591,539
Verizon Master Trust
5.34%, 4/22/30, Series 2024-3, Class A1A	365,000	371,665
World Omni Auto Receivables Trust
4.86%, 11/15/30, Series 2025-A, Class A4	1,150,000	1,166,406
TOTAL ASSET-BACKED SECURITIES
(Cost: $29,750,248)		30,097,716
FOREIGN CORPORATE BONDS — 0.0%
Canada — 0.0%
Suncor Energy, Inc.
6.50%, 6/15/38	42,000	43,784
(Cost: $46,101)	42,000	43,784
	Shares
COMMON STOCKS — 0.0%
United States — 0.0%
Curo Group Holdings LLC^†	3,297	0
RRD Parent, Inc.^†	11	70,950
TOTAL COMMON STOCKS
(Cost: $155,183)		70,950
WARRANTS — 0.0%
United States — 0.0%
Curo Group Holdings LLC, expiring 8/1/28, 0.00%^†
(Cost: $0)	5,761	0
MUTUAL FUND — 2.2%
United States — 2.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.18%(h)
(Cost: $27,336,298)	27,336,298	27,336,298

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.5%
United States — 1.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.27%(h)
(Cost: $19,330,467)	19,330,467	$19,330,467
TOTAL INVESTMENTS IN SECURITIES — 101.5% (Cost: $1,290,332,137)		1,279,279,536
Other Liabilities less Assets — (1.5)%		(19,330,958)
NET ASSETS — 100.0%		$1,259,948,578

†	Non-income producing security.
*	Variable coupon rate based on weighted average interest rate of underlying mortgage.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $70,950, which represents 0.0% of net assets.
(a)	Rate shown reflects the accrual rate as of May 31, 2025 on securities with variable or step rates.
(b)	Security, or portion thereof, was on loan at May 31, 2025. At May 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $23,388,999 and the total market value of the collateral held by the Fund was $24,206,375. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,875,908.
(c)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2025.
(d)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(e)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(f)	The security has a perpetual maturity; the date displayed is the next call date.
(g)	Security is in default on interest payments.
(h)	Rate shown represents annualized 7-day yield as of May 31, 2025.

ABBREVIATIONS:
PIK	Payment In Kind

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	50	9/30/25	$(10,371,875)	$(10,147)
U.S. Treasury Long Bond	355	9/19/25	(40,037,344)	(518,895)
			$(50,409,219)	$(529,042)
Long Exposure
10 Year U.S. Treasury Note	364	9/19/25	$40,313,000	$143,290
5 Year U.S. Treasury Note	777	9/30/25	84,061,688	302,024
U.S. Treasury Ultra Long Term Bond	424	9/19/25	49,210,500	847,544
Ultra 10 Year U.S. Treasury Note	217	9/19/25	24,422,672	151,178
			$198,007,860	$1,444,036
Total - Net			$147,598,641	$914,994

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
U.S. Government Agencies	$–	$229,394,432	$–		$229,394,432
U.S. Government Obligations	–	321,431,851	–		321,431,851
Corporate Bonds	–	527,451,662	–		527,451,662
Foreign Government Agencies	–	13,881,530	–		13,881,530
Foreign Government Obligations	–	52,881,364	–		52,881,364
Supranational Bonds	–	9,391,836	–		9,391,836
Commercial Mortgage-Backed Securities	–	44,251,315	–		44,251,315
Municipal Bonds	–	3,716,331	–		3,716,331
Asset-Backed Securities	–	30,097,716	–		30,097,716
Foreign Corporate Bonds	–	43,784	–		43,784
Common Stocks	–	–	70,950	*	70,950
Warrants	–	–	0	*	0
Mutual Fund	–	27,336,298	–		27,336,298
Investment of Cash Collateral for Securities Loaned	–	19,330,467	–		19,330,467
Total Investments in Securities	$–	$1,279,208,586	$70,950		$1,279,279,536
Financial Derivative Instruments
Futures Contracts[1]	$1,444,036	$–	$–		$1,444,036
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(529,042)	$–	$–		$(529,042)
Total - Net	$914,994	$1,279,208,586	$70,950		$1,280,194,530

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — 17.5%
Federal Farm Credit Bank — 0.5%
1.79%, 6/22/35	$385,000	$291,249
1.65%, 7/23/35	1,566,000	1,163,060
5.31%, 9/25/35	1,500,000	1,479,115
1.95%, 8/13/40	1,300,000	845,137
Total Federal Farm Credit Bank		3,778,561
Federal Home Loan Bank — 0.6%
5.63%, 3/14/36	635,000	684,377
5.50%, 7/15/36	3,365,000	3,617,727
Total Federal Home Loan Bank		4,302,104
Federal Home Loan Mortgage Corp. — 2.6%
3.00%, 5/1/30	123,835	121,871
4.00%, 11/1/33	126	125
2.00%, 10/1/35	82,260	74,967
6.50%, 3/1/36	71,201	73,293
2.00%, 2/1/37	223,967	202,511
5.00%, 6/1/37	844	851
3.50%, 7/1/38	19,871	19,038
4.65%, 11/15/38, Series 1(a)	2,727,000	1,441,869
4.94%, 11/15/38(a)	2,500,000	1,321,386
5.50%, 2/1/40	3,687	3,786
5.00%, 3/1/41	85,706	86,370
5.50%, 6/1/41	1,668	1,712
5.00%, 7/1/41	3,133	3,161
3.00%, 7/1/43	443,887	397,937
3.50%, 1/1/44	369,128	342,241
3.50%, 8/1/45	258,177	236,282
4.00%, 9/1/45	35,458	33,344
4.00%, 10/1/45	38,876	36,606
4.00%, 12/1/45	69,103	64,983
3.00%, 6/1/46	33,786	29,626
3.00%, 9/1/46	103,278	92,566
3.00%, 10/1/46	42,883	37,837
3.50%, 11/1/46	8,000	7,260
4.00%, 1/1/47	67,576	63,424
3.50%, 4/1/47	93,391	84,401
4.00%, 5/1/47	39,223	36,689
3.50%, 9/1/47	92,436	83,655
4.00%, 10/1/47	75,867	70,870
4.50%, 10/1/47	25,922	24,911
3.50%, 11/1/47	123,871	111,947
4.00%, 9/1/48	38,670	36,100
5.00%, 3/1/49	9,640	9,536
4.50%, 5/1/49	45,460	43,531
4.00%, 7/1/49	377,443	352,698
4.50%, 7/1/49	23,245	22,259
3.50%, 8/1/49	244,167	219,762
5.00%, 10/1/49	203,688	200,913
5.50%, 10/1/49	192,664	195,324
3.00%, 2/1/50	308,085	267,209
3.00%, 5/1/50	15,341	13,238
3.00%, 5/1/50	32,072	27,736
2.50%, 6/1/50	308,140	255,554
2.50%, 7/1/50	100,277	83,326
2.50%, 10/1/50	193,145	160,900
2.00%, 1/1/51	120,826	94,788
2.50%, 1/1/51	678,099	555,322
1.50%, 2/1/51	337,928	252,038
1.50%, 4/1/51	415,261	307,338
2.00%, 4/1/51	877,239	687,593
2.50%, 4/1/51	41,038	33,563
2.00%, 5/1/51	132,679	103,903
2.50%, 5/1/51	427,985	349,579
2.50%, 9/1/51	158,987	131,175
2.50%, 9/1/51	765,381	627,253
1.50%, 10/1/51	111,632	82,568
3.50%, 10/1/51	81,626	72,902
2.00%, 12/1/51	375,056	293,175
2.50%, 12/1/51	89,608	73,206
2.00%, 1/1/52	94,521	73,711
2.50%, 1/1/52	273,823	224,339
3.50%, 1/1/52	57,451	51,297
2.00%, 2/1/52	92,806	73,199
2.50%, 2/1/52	303,409	250,088
2.00%, 3/1/52	1,161,428	908,386
2.50%, 4/1/52	69,308	56,890
2.50%, 4/1/52	639,064	526,214
3.00%, 4/1/52	77,222	65,996
2.00%, 5/1/52	273,364	216,252
3.00%, 6/1/52	282,536	242,890
3.50%, 6/1/52	78,006	69,326
4.50%, 7/1/52	40,939	38,749
3.00%, 8/1/52	43,446	37,224
4.00%, 8/1/52	21,287	19,565
4.50%, 8/1/52	124,288	117,688
4.50%, 8/1/52	243,739	230,796
4.00%, 9/1/52	64,058	58,866
4.50%, 9/1/52	66,484	62,917
4.50%, 9/1/52	169,486	160,459
4.50%, 9/1/52	210,486	199,585
5.00%, 9/1/52	20,462	19,985
5.00%, 9/1/52	44,689	43,599
4.50%, 10/1/52	21,457	20,296
4.50%, 10/1/52	185,613	176,479
5.00%, 10/1/52	130,218	126,654
5.00%, 11/1/52	124,824	121,383
3.50%, 12/1/52	40,052	35,592
4.50%, 12/1/52	149,712	141,656
5.00%, 12/1/52	21,743	21,148
4.00%, 1/1/53	21,900	20,115
4.50%, 1/1/53	60,824	57,556
4.50%, 1/1/53	86,224	81,591
5.00%, 2/1/53	163,006	158,417
5.50%, 3/1/53	49,462	49,097
5.00%, 4/1/53	259,020	251,581
5.00%, 5/1/53	44,676	43,414
5.00%, 6/1/53	84,142	81,731
5.50%, 6/1/53	20,950	20,793
5.50%, 8/1/53	21,341	21,181
5.00%, 9/1/53	273,133	265,035

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
5.50%, 9/1/53	$304,263	$301,903
6.00%, 9/1/53	222,117	224,755
6.50%, 9/1/53	73,673	75,687
6.00%, 10/1/53	120,953	122,381
6.50%, 10/1/53	35,508	36,479
5.50%, 11/1/53	613,697	608,501
6.00%, 11/1/53	45,177	46,356
6.00%, 11/1/53	383,994	388,497
6.50%, 11/1/53	171,837	176,535
6.00%, 12/1/53	19,469	19,696
6.50%, 12/1/53	132,755	136,384
6.50%, 1/1/54	231,722	238,057
6.00%, 7/1/54	45,159	45,722
6.00%, 8/1/54	376,929	380,814
6.50%, 8/1/54	22,155	22,948
6.00%, 9/1/54	777,479	785,949
5.00%, 11/1/54	49,573	48,188
5.50%, 12/1/54	478,525	474,014
Total Federal Home Loan Mortgage Corp.		20,232,614
Federal National Mortgage Association — 4.9%
4.00%, 9/1/25	7,614	7,586
2.50%, 11/1/30	111,214	107,377
2.50%, 1/1/32	304,160	293,035
3.00%, 5/1/32	93,351	89,961
6.00%, 12/1/32	91,661	93,479
2.50%, 1/1/33	114,061	110,212
5.50%, 10/1/35	15,934	16,348
2.00%, 12/1/36	26,761	24,210
5.50%, 4/1/37	73,937	75,818
5.63%, 7/15/37(b)	1,946,000	2,108,673
5.50%, 1/1/38	17,426	17,690
5.00%, 5/1/38	5,424	5,465
4.50%, 6/1/38	18,098	17,864
5.50%, 6/1/38	44,115	45,225
6.21%, 8/6/38	1,170,000	1,333,361
5.50%, 11/1/38	1,094	1,122
5.00%, 9/1/39	93,284	93,921
6.00%, 7/1/41	171,229	178,413
4.00%, 10/1/41	368,550	355,514
4.00%, 11/1/41	37,622	36,288
4.50%, 1/1/42	75,996	75,092
6.00%, 1/1/42	132,184	137,708
4.00%, 9/1/42	137,137	131,021
2.50%, 2/1/43	118,333	103,344
3.50%, 7/1/43	229,387	212,444
3.00%, 8/1/43	131,922	118,092
3.00%, 8/1/43	138,461	123,966
3.00%, 9/1/43	230,360	206,211
4.50%, 9/1/43	11,067	10,935
3.50%, 10/1/43	87,983	81,407
4.50%, 5/1/44	15,733	15,454
4.00%, 6/1/44	25,438	24,068
4.00%, 7/1/44	5,799	5,486
4.50%, 2/1/45	27,807	27,314
3.50%, 6/1/45	2,275	2,073
4.00%, 6/1/45	156,102	147,676
4.00%, 9/1/45	29,231	27,488
3.00%, 12/1/45	33,776	29,708
4.00%, 1/1/46	59,736	56,181
3.50%, 2/1/46	23,356	21,345
3.00%, 6/1/46	27,994	24,516
4.00%, 7/1/46	26,828	25,148
2.50%, 9/1/46	13,498	11,384
2.50%, 10/1/46	17,448	14,715
3.00%, 10/1/46	49,196	43,275
3.00%, 10/1/46	114,984	100,697
3.00%, 11/1/46	62,416	54,904
2.50%, 12/1/46	30,836	26,006
3.00%, 12/1/46	83,715	73,289
3.50%, 12/1/46	327,810	297,076
2.50%, 1/1/47	39,127	32,998
3.50%, 1/1/47	83,100	75,309
5.50%, 1/1/47	145,907	149,703
3.00%, 5/1/47	413,708	366,012
4.50%, 5/1/47	184,867	181,591
4.00%, 6/1/47	43,747	41,139
3.50%, 7/1/47	267,208	244,998
3.50%, 7/1/47	429,743	397,928
4.00%, 7/1/47	44,524	41,697
5.00%, 7/1/47	94,650	95,370
4.00%, 10/1/47	341,213	318,738
3.50%, 1/1/48	115,817	104,668
4.50%, 1/1/48	46,361	44,490
3.50%, 2/1/48	357,714	323,279
5.00%, 5/1/48	32,813	32,417
3.00%, 8/1/48	292,606	258,907
4.00%, 9/1/48	103,087	96,256
5.00%, 10/1/48	296,068	298,092
3.00%, 11/1/48	757,849	666,582
3.50%, 11/1/48	94,032	84,980
5.00%, 3/1/49	6,342	6,256
4.00%, 4/1/49	9,462	8,795
4.00%, 5/1/49	6,286	5,843
4.50%, 5/1/49	95,428	91,379
3.50%, 6/1/49	150,706	136,198
3.50%, 7/1/49	49,243	44,209
3.00%, 10/1/49	287,276	248,277
3.00%, 3/1/50	120,421	104,721
3.00%, 3/1/50	397,090	342,981
4.00%, 3/1/50	258,926	241,400
5.00%, 3/1/50	68,167	67,336
4.50%, 4/1/50	390,490	374,976
2.50%, 5/1/50	1,093,794	911,057
3.50%, 5/1/50	315,490	285,518
2.00%, 7/1/50	701,060	555,979
3.00%, 8/1/50	325,229	280,959
2.00%, 9/1/50	1,880,138	1,477,008
2.00%, 10/1/50	1,629,322	1,293,464
1.50%, 11/1/50	211,678	156,600
2.00%, 11/1/50	116,324	92,650
3.00%, 11/1/50	257,570	224,149
1.50%, 12/1/50	240,668	178,193

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
1.50%, 12/1/50	$837,247	$619,896
2.00%, 12/1/50	287,070	225,284
2.00%, 12/1/50	689,058	541,126
2.00%, 12/1/50	973,145	769,689
2.00%, 1/1/51	72,922	57,187
2.50%, 2/1/51	505,013	420,363
2.00%, 3/1/51	789,590	618,541
2.50%, 5/1/51	300,368	245,768
2.50%, 6/1/51	70,671	57,983
2.50%, 6/1/51	88,358	73,174
2.00%, 7/1/51	202,169	158,766
2.50%, 8/1/51	370,836	306,081
2.00%, 9/1/51	1,467,912	1,146,900
2.50%, 9/1/51	157,440	129,118
1.50%, 10/1/51	88,442	65,416
2.00%, 10/1/51	272,061	214,467
2.00%, 10/1/51	2,064,111	1,610,165
2.50%, 10/1/51	412,900	341,854
2.50%, 10/1/51	551,850	452,087
2.50%, 10/1/51	1,340,655	1,094,738
2.50%, 11/1/51	208,685	173,302
2.50%, 12/1/51	249,333	205,670
3.00%, 12/1/51	150,706	130,239
2.00%, 1/1/52	77,834	61,487
2.00%, 1/1/52	409,045	321,008
2.50%, 1/1/52	110,655	91,164
2.50%, 1/1/52	188,131	155,247
2.50%, 1/1/52	219,163	180,553
3.00%, 1/1/52	39,769	33,878
3.00%, 1/1/52	212,751	181,235
2.00%, 2/1/52	51,242	40,041
2.00%, 2/1/52	104,660	81,580
2.00%, 2/1/52	152,580	119,420
2.00%, 2/1/52	302,630	235,981
2.00%, 2/1/52	385,749	301,429
2.50%, 2/1/52	79,921	66,135
2.50%, 2/1/52	142,811	117,608
3.00%, 2/1/52	20,871	17,973
3.00%, 2/1/52	766,078	659,560
2.00%, 3/1/52	340,748	265,227
2.50%, 3/1/52	147,510	120,716
2.50%, 3/1/52	217,901	178,783
2.50%, 3/1/52	287,055	234,628
2.50%, 3/1/52	538,120	442,867
3.00%, 3/1/52	129,036	110,899
1.50%, 4/1/52	76,905	56,894
3.50%, 4/1/52	23,130	20,766
3.50%, 4/1/52	103,014	92,483
2.00%, 5/1/52	331,975	259,196
2.50%, 5/1/52	253,965	210,425
3.00%, 5/1/52	352,903	303,425
3.50%, 5/1/52	38,834	34,478
3.50%, 5/1/52	38,938	34,635
4.00%, 5/1/52	489,385	450,020
3.50%, 6/1/52	21,706	19,402
3.50%, 6/1/52	153,777	136,674
4.50%, 7/1/52	83,354	79,054
3.50%, 8/1/52	216,443	192,922
4.00%, 8/1/52	208,199	192,443
4.50%, 8/1/52	61,253	57,840
2.50%, 9/1/52	63,662	52,074
4.00%, 9/1/52	80,735	74,311
5.00%, 9/1/52	316,024	307,436
4.00%, 10/1/52	33,159	30,695
4.50%, 10/1/52	21,168	20,031
5.00%, 10/1/52	156,774	152,365
4.00%, 1/1/53	89,780	82,463
5.50%, 1/1/53	99,597	99,031
4.00%, 2/1/53	22,017	20,239
5.00%, 2/1/53	40,292	39,494
5.50%, 2/1/53	70,791	70,400
5.50%, 2/1/53	78,719	78,696
3.00%, 3/1/53	79,200	67,517
4.00%, 3/1/53	23,364	21,456
4.00%, 3/1/53	44,475	40,837
5.00%, 4/1/53	21,360	20,747
6.00%, 4/1/53	55,909	56,595
5.50%, 5/1/53	29,397	29,436
4.50%, 6/1/53	106,923	101,923
5.00%, 6/1/53	137,724	133,704
5.50%, 7/1/53	23,080	23,113
5.50%, 7/1/53	87,652	86,984
6.00%, 7/1/53	353,349	357,600
5.00%, 8/1/53	22,364	21,717
5.50%, 8/1/53	63,430	62,977
6.00%, 8/1/53	59,344	60,053
5.50%, 9/1/53	21,974	21,906
5.00%, 10/1/53	122,458	118,804
5.50%, 10/1/53	21,491	21,309
5.50%, 11/1/53	418,885	415,765
6.50%, 11/1/53	34,482	35,425
4.00%, 12/1/53	66,740	61,874
4.50%, 1/1/54	46,665	44,332
6.50%, 1/1/54	81,904	84,756
6.00%, 2/1/54	21,628	21,996
5.50%, 3/1/54	66,867	66,355
6.00%, 5/1/54	22,292	22,708
5.00%, 6/1/54	93,361	90,685
6.00%, 6/1/54	21,500	21,756
6.00%, 6/1/54	22,926	23,360
7.00%, 6/1/54	16,034	16,725
6.50%, 9/1/54	441,988	453,702
Total Federal National Mortgage Association		37,671,929
Government National Mortgage Association — 3.1%
4.00%, 12/20/44	969,672	916,076
3.50%, 3/20/46	1,450,637	1,318,300
3.00%, 3/20/50	1,353,901	1,185,473
2.00%, 1/20/51	1,383,075	1,112,611
3.50%, 3/20/51	67,961	61,230
2.00%, 7/20/51	954,123	767,256
3.00%, 8/20/51	1,716,888	1,498,460
2.50%, 9/20/51	1,448,523	1,215,867

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
2.00%, 1/20/52	$1,950,609	$1,568,347
2.50%, 1/20/52	1,913,983	1,606,122
5.50%, 8/20/53	1,442,780	1,439,025
5.00%, 10/20/53	1,286,813	1,255,351
4.00%, 3/20/54	1,854,022	1,704,625
5.00%, 4/20/54	330,543	320,870
6.00%, 7/20/54	388,648	393,373
4.50%, 9/20/54	908,520	858,330
4.50%, 12/20/54	965,103	911,787
3.50%, 1/20/55	1,588,373	1,413,281
5.00%, 1/20/55	842,559	817,903
2.50%, 6/20/55(c)	800,000	671,031
5.50%, 6/20/55(c)	850,000	844,005
6.00%, 6/20/55(c)	1,125,000	1,136,042
6.50%, 6/20/55(c)	625,000	638,466
7.00%, 6/20/55(c)	125,000	128,670
5.50%, 7/20/55(c)	100,000	99,207
6.00%, 7/20/55(c)	50,000	50,417
Total Government National Mortgage Association		23,932,125
Tennessee Valley Authority — 3.2%
4.65%, 6/15/35(b)	1,870,000	1,880,235
5.88%, 4/1/36(b)	4,060,000	4,434,504
6.15%, 1/15/38	238,000	266,929
5.50%, 6/15/38	580,000	613,329
5.25%, 9/15/39	4,598,000	4,723,924
3.50%, 12/15/42	2,099,000	1,679,787
4.88%, 1/15/48	1,324,000	1,230,605
4.25%, 9/15/52	950,000	787,574
5.25%, 2/1/55(b)	4,000,000	3,820,559
5.38%, 4/1/56(b)	1,347,000	1,314,202
4.63%, 9/15/60	2,490,000	2,117,686
4.25%, 9/15/65(b)	1,855,000	1,454,168
Total Tennessee Valley Authority		24,323,502
Uniform Mortgage-Backed Securities — 2.6%
1.50%, 6/1/54(c)	325,000	240,099
7.00%, 7/15/54(c)	175,000	182,576
3.00%, 6/1/55(c)	1,550,000	1,319,581
4.00%, 6/1/55(c)	25,000	22,919
5.00%, 6/1/55(c)	400,000	387,315
5.50%, 6/1/55(c)	1,500,000	1,485,247
6.00%, 6/1/55(c)	1,100,000	1,111,027
6.50%, 6/1/55(c)	750,000	770,235
7.00%, 6/1/55(c)	500,000	522,265
2.00%, 7/1/55(c)	3,750,000	2,918,299
2.50%, 7/1/55(c)	2,950,000	2,406,619
4.00%, 7/1/55(c)	1,350,000	1,237,437
4.50%, 7/1/55(c)	1,025,000	966,760
5.00%, 7/1/55(c)	1,200,000	1,161,216
5.50%, 7/1/55(c)	1,700,000	1,681,759
6.00%, 7/1/55(c)	1,675,000	1,689,723
6.50%, 7/1/55(c)	800,000	820,864
3.50%, 7/15/55(c)	1,525,000	1,352,400
Total Uniform Mortgage-Backed Securities		20,276,341
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $144,291,395)		134,517,176
U.S. GOVERNMENT OBLIGATIONS — 24.5%
U.S. Treasury Bonds — 3.4%
4.50%, 2/15/36	416,000	421,395
5.00%, 5/15/37	650,000	681,230
4.38%, 2/15/38	170,000	167,131
4.50%, 5/15/38	500,000	498,047
4.25%, 5/15/39	230,000	220,027
4.50%, 8/15/39	100,000	97,914
4.38%, 5/15/40	165,000	158,516
3.88%, 8/15/40	353,000	318,638
4.25%, 11/15/40	285,000	268,145
1.88%, 2/15/41	1,485,000	1,000,867
4.75%, 2/15/41(b)	75,000	74,613
2.25%, 5/15/41	100,000	71,227
4.38%, 5/15/41	200,000	190,344
1.75%, 8/15/41	675,000	438,645
3.75%, 8/15/41	194,000	170,614
2.00%, 11/15/41	600,000	404,672
3.13%, 11/15/41	625,000	502,393
2.38%, 2/15/42	450,000	320,695
3.13%, 2/15/42	265,000	212,186
3.00%, 5/15/42	360,000	281,812
3.25%, 5/15/42	615,000	499,159
3.38%, 8/15/42	950,000	782,488
3.88%, 2/15/43	400,000	351,500
2.88%, 5/15/43	650,000	491,359
3.88%, 5/15/43	550,000	482,066
4.75%, 11/15/43	2,000,000	1,961,875
3.63%, 2/15/44	490,000	411,294
4.50%, 2/15/44	500,000	474,414
3.38%, 5/15/44	250,000	201,504
4.63%, 5/15/44	500,000	481,602
4.13%, 8/15/44	140,000	125,869
4.75%, 2/15/45	900,000	878,977
2.25%, 8/15/46	275,000	176,043
2.88%, 11/15/46	240,200	173,188
3.00%, 2/15/47	430,000	316,184
3.00%, 5/15/47	745,000	546,062
3.00%, 2/15/48	500,000	363,281
3.13%, 5/15/48	295,000	218,876
3.00%, 8/15/48	545,000	394,061
3.38%, 11/15/48	365,000	282,362
3.00%, 2/15/49	510,000	367,399
2.88%, 5/15/49	530,000	371,870
2.25%, 8/15/49	690,000	422,355
2.38%, 11/15/49	350,000	219,762
2.00%, 2/15/50	855,000	489,821
1.25%, 5/15/50	408,000	190,644
1.38%, 8/15/50	730,000	350,286
1.63%, 11/15/50	700,000	359,625
1.88%, 2/15/51	500,000	273,750
2.38%, 5/15/51	850,000	526,137
2.00%, 8/15/51	770,000	432,764
1.88%, 11/15/51	390,000	211,392
2.25%, 2/15/52	325,000	193,629
3.00%, 8/15/52	768,900	542,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
3.63%, 2/15/53	$600,000	$479,250
3.63%, 5/15/53	900,000	718,172
4.13%, 8/15/53	725,000	634,035
4.75%, 11/15/53	230,000	223,226
4.25%, 2/15/54	850,000	759,355
4.63%, 5/15/54	500,000	475,664
4.25%, 8/15/54	580,000	518,828
4.50%, 11/15/54	500,000	466,914
4.63%, 2/15/55	500,000	477,070
Total U.S. Treasury Bonds		25,815,598
U.S. Treasury Notes — 21.1%
4.88%, 5/31/26	262,000	263,811
4.13%, 6/15/26	1,332,000	1,331,792
0.88%, 6/30/26	1,020,000	985,316
1.88%, 6/30/26	1,510,000	1,474,432
4.63%, 6/30/26	2,575,000	2,588,076
4.50%, 7/15/26	1,685,000	1,692,339
0.63%, 7/31/26	1,920,000	1,845,075
4.38%, 7/31/26	1,850,000	1,855,601
1.50%, 8/15/26	1,624,000	1,575,470
4.38%, 8/15/26	277,000	277,968
0.75%, 8/31/26	1,678,000	1,611,011
1.38%, 8/31/26	1,335,000	1,291,978
3.75%, 8/31/26	300,000	298,834
4.63%, 9/15/26	1,955,000	1,968,937
1.13%, 10/31/26	65,000	62,434
4.25%, 11/30/26	3,000,000	3,010,723
1.25%, 12/31/26	1,925,000	1,845,293
1.75%, 12/31/26	245,000	236,693
4.13%, 1/31/27	2,000,000	2,005,000
2.25%, 2/15/27	2,500,000	2,430,469
4.13%, 2/15/27	608,000	609,591
1.13%, 2/28/27	1,100,000	1,048,094
1.88%, 2/28/27	3,190,000	3,079,534
4.25%, 3/15/27	2,000,000	2,010,586
0.63%, 3/31/27	1,640,000	1,545,700
2.50%, 3/31/27	1,230,000	1,199,322
3.88%, 3/31/27	3,000,000	2,997,070
4.50%, 4/15/27	2,000,000	2,020,508
0.50%, 4/30/27	1,300,000	1,219,131
2.75%, 4/30/27	2,660,000	2,603,475
3.75%, 4/30/27	1,000,000	997,012
2.38%, 5/15/27	2,240,000	2,175,906
4.50%, 5/15/27	360,000	363,916
0.50%, 5/31/27	1,135,000	1,061,425
2.63%, 5/31/27	2,315,000	2,258,481
0.50%, 6/30/27	1,615,000	1,506,618
3.25%, 6/30/27	1,295,000	1,279,015
0.38%, 7/31/27	1,245,000	1,155,029
2.25%, 8/15/27	1,095,000	1,057,488
0.50%, 8/31/27	1,666,700	1,546,580
3.13%, 8/31/27	2,000,000	1,967,812
0.50%, 10/31/27	3,000,000	2,768,555
4.13%, 10/31/27	1,000,000	1,005,625
4.13%, 11/15/27	3,000,000	3,016,992
0.63%, 11/30/27	1,782,400	1,646,283
3.88%, 11/30/27	1,000,000	1,000,078
0.63%, 12/31/27	1,250,000	1,151,221
3.88%, 12/31/27	1,295,000	1,295,506
0.75%, 1/31/28	1,440,000	1,327,275
3.50%, 1/31/28	885,000	876,945
1.13%, 2/29/28	821,600	763,478
4.00%, 2/29/28	340,000	341,182
3.88%, 3/15/28	1,000,000	1,000,664
1.25%, 3/31/28	2,100,000	1,954,148
3.63%, 3/31/28	1,500,000	1,490,918
1.25%, 4/30/28	1,685,000	1,565,010
3.50%, 4/30/28	760,000	752,548
2.88%, 5/15/28	590,000	573,936
1.25%, 5/31/28	625,000	579,224
1.25%, 6/30/28	1,000,000	924,766
1.00%, 7/31/28	600,000	549,211
2.88%, 8/15/28	950,000	921,500
1.13%, 8/31/28	2,000,000	1,833,359
4.38%, 8/31/28	1,100,000	1,116,543
1.25%, 9/30/28	1,860,000	1,708,294
3.13%, 11/15/28	800,000	780,500
1.50%, 11/30/28	2,360,000	2,177,377
4.38%, 11/30/28	1,605,000	1,630,015
3.75%, 12/31/28	3,247,000	3,231,653
4.00%, 1/31/29	2,710,000	2,719,104
2.63%, 2/15/29	3,000,000	2,869,336
2.38%, 3/31/29	2,000,000	1,891,953
4.13%, 3/31/29	1,000,000	1,007,773
2.88%, 4/30/29	1,500,000	1,444,160
4.63%, 4/30/29	3,000,000	3,076,758
2.38%, 5/15/29	2,000,000	1,888,828
2.75%, 5/31/29	2,000,000	1,914,922
4.50%, 5/31/29	610,000	623,082
3.25%, 6/30/29	1,565,000	1,525,692
4.25%, 6/30/29	1,650,000	1,670,432
4.00%, 7/31/29	2,000,000	2,005,859
1.63%, 8/15/29	155,000	141,571
3.13%, 8/31/29	1,970,000	1,908,591
3.63%, 8/31/29	4,000,000	3,953,125
3.88%, 9/30/29	2,000,000	1,995,312
4.13%, 10/31/29	1,500,000	1,511,250
1.75%, 11/15/29	1,000,000	912,852
4.13%, 11/30/29	1,010,000	1,017,970
3.88%, 12/31/29	1,000,000	997,031
4.38%, 12/31/29	1,500,000	1,526,836
3.50%, 1/31/30	850,000	833,664
4.25%, 1/31/30	1,500,000	1,519,043
1.50%, 2/15/30	500,000	448,086
4.00%, 2/28/30	2,000,000	2,005,000
4.00%, 2/28/30	2,925,000	2,809,942
3.63%, 3/31/30	1,500,000	1,477,676
4.00%, 3/31/30	2,000,000	2,004,219
3.88%, 4/30/30(b)	1,750,000	1,743,574
0.63%, 8/15/30	1,000,000	843,047
0.88%, 11/15/30	1,500,000	1,271,309
1.13%, 2/15/31	195,000	166,664

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
1.38%, 11/15/31	$1,250,000	$1,056,006
4.13%, 11/30/31	500,000	499,922
4.50%, 12/31/31	750,000	765,645
1.88%, 2/15/32	1,250,000	1,084,473
4.13%, 2/29/32	1,500,000	1,498,008
4.00%, 4/30/32	750,000	742,910
2.88%, 5/15/32	1,000,000	922,500
4.00%, 2/15/34	1,000,000	977,422
4.25%, 11/15/34	1,200,000	1,188,844
4.63%, 2/15/35	1,150,000	1,172,191
4.25%, 5/15/35	600,000	593,484
Total U.S. Treasury Notes		162,562,417
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $191,073,229)		188,378,015
CORPORATE BONDS — 43.2%
Australia — 0.1%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/42	98,000	81,753
5.50%, 9/8/53(b)	150,000	144,371
Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	23,000	24,821
2.75%, 11/2/51	100,000	58,858
Rio Tinto Finance USA PLC
4.13%, 8/21/42	300,000	247,547
Westpac Banking Corp.
3.13%, 11/18/41	198,000	139,650
Woodside Finance Ltd.
5.10%, 9/12/34	500,000	470,221
Total Australia		1,167,221
Belgium — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 2/1/46	472,000	425,972
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 6/15/34	750,000	755,853
4.95%, 1/15/42	500,000	464,174
5.55%, 1/23/49	200,000	196,344
5.80%, 1/23/59	250,000	249,817
Total Belgium		2,092,160
Bermuda — 0.0%
RenaissanceRe Holdings Ltd.
3.60%, 4/15/29	40,000	38,418
Brazil — 0.1%
Suzano Austria GmbH
6.00%, 1/15/29	235,000	239,790
5.00%, 1/15/30	242,000	236,846
Vale Overseas Ltd.
3.75%, 7/8/30	398,000	372,644
6.88%, 11/21/36	150,000	160,689
Vale SA
5.63%, 9/11/42	184,000	174,699
Total Brazil		1,184,668
Canada — 1.5%
6297782 LLC
5.58%, 10/1/34(d)	265,000	255,853
Bank of Montreal
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(e)	138,000	133,433
Bank of Nova Scotia
1.30%, 9/15/26(b)	132,000	127,044
4.59%, 5/4/37, (4.588% fixed rate until 5/4/32; 5-year Constant Maturity Treasury Rate + 2.05% thereafter)(e)	160,000	149,230
Barrick Gold Corp.
5.25%, 4/1/42	200,000	186,940
Barrick North America Finance LLC
5.75%, 5/1/43	93,000	91,176
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	25,000	25,271
Bell Canada
5.10%, 5/11/33(b)	250,000	244,882
4.46%, 4/1/48	350,000	275,658
Brookfield Finance, Inc.
4.25%, 6/2/26	250,000	249,114
5.97%, 3/4/54	300,000	290,758
Canadian Imperial Bank of Commerce
4.63%, 9/11/30, (4.631% fixed rate until 9/11/29; Secured Overnight Financing Rate + 1.335% thereafter)(e)	500,000	497,949
Canadian National Railway Co.
4.45%, 1/20/49	150,000	126,279
Canadian Natural Resources Ltd.
4.95%, 6/1/47	272,000	222,169
Canadian Pacific Railway Co.
7.13%, 10/15/31(b)	214,000	238,567
4.80%, 9/15/35	304,000	291,859
4.30%, 5/15/43	125,000	105,070
3.50%, 5/1/50	63,000	43,604
4.20%, 11/15/69	215,000	155,215
6.13%, 9/15/15	135,000	132,033
Cenovus Energy, Inc.
5.25%, 6/15/37	121,000	112,382
3.75%, 2/15/52	109,000	71,239
CI Financial Corp.
3.20%, 12/17/30	228,000	199,021
4.10%, 6/15/51	96,000	66,574
Emera U.S. Finance LP
4.75%, 6/15/46	173,000	140,060
Enbridge, Inc.
4.25%, 12/1/26	25,000	24,893
5.70%, 3/8/33	500,000	510,248
4.50%, 6/10/44	200,000	160,646
4.00%, 11/15/49	150,000	108,719
5.95%, 4/5/54	500,000	480,127
Fairfax Financial Holdings Ltd.
4.85%, 4/17/28	157,000	157,901
6.00%, 12/7/33	200,000	205,783

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
6.35%, 3/22/54	$218,000	$213,626
Manulife Financial Corp.
5.38%, 3/4/46	56,000	53,644
Nutrien Ltd.
4.00%, 12/15/26	84,000	83,287
4.13%, 3/15/35	39,000	34,783
5.88%, 12/1/36	95,000	96,642
5.25%, 1/15/45	394,000	354,389
5.80%, 3/27/53	125,000	120,378
Rogers Communications, Inc.
3.80%, 3/15/32	400,000	366,882
4.50%, 3/15/43	110,000	90,596
5.00%, 3/15/44	143,000	124,589
4.30%, 2/15/48	81,000	63,465
4.35%, 5/1/49	327,000	255,587
4.55%, 3/15/52	234,000	183,707
Royal Bank of Canada
3.63%, 5/4/27(b)	300,000	296,184
6.00%, 11/1/27	537,000	556,719
Suncor Energy, Inc.
5.95%, 12/1/34	321,000	325,567
6.80%, 5/15/38	67,000	70,408
4.00%, 11/15/47	95,000	68,010
TELUS Corp.
3.70%, 9/15/27	130,000	127,532
4.60%, 11/16/48	140,000	111,839
Toronto-Dominion Bank
2.80%, 3/10/27	250,000	243,189
4.11%, 6/8/27	177,000	175,737
4.69%, 9/15/27	220,000	221,029
TR Finance LLC
5.65%, 11/23/43	40,000	37,621
TransCanada PipeLines Ltd.
4.63%, 3/1/34	500,000	471,560
7.25%, 8/15/38	125,000	137,562
6.10%, 6/1/40	170,000	172,514
5.10%, 3/15/49	188,000	166,215
Total Canada		11,302,958
France — 0.1%
Lafarge SA
7.13%, 7/15/36	90,000	99,087
Orange SA
9.00%, 3/1/31	342,000	413,353
5.50%, 2/6/44	145,000	139,242
Total France		651,682
Germany — 0.2%
Deutsche Bank AG
5.71%, 2/8/28, (5.706% fixed rate until 2/8/27; Secured Overnight Financing Rate + 1.594% thereafter)(e)	250,000	253,276
3.55%, 9/18/31, (3.547% fixed rate until 9/18/30; Secured Overnight Financing Rate + 3.043% thereafter)(e)	335,000	308,760
3.73%, 1/14/32, (3.729% fixed rate until 1/14/31; Secured Overnight Financing Rate + 2.757% thereafter)(e)	200,000	180,089
5.40%, 9/11/35, (5.403% fixed rate until 9/11/34; Secured Overnight Financing Rate + 2.05% thereafter)(e)	150,000	146,519
Deutsche Telekom International Finance BV
8.75%, 6/15/30	346,000	405,952
9.25%, 6/1/32(b)	103,000	127,901
Total Germany		1,422,497
Ireland — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 7/21/27	160,000	156,493
3.00%, 10/29/28	264,000	249,323
5.38%, 12/15/31	500,000	504,016
3.40%, 10/29/33	548,000	472,193
3.85%, 10/29/41	250,000	194,226
Smurfit Kappa Treasury ULC
5.44%, 4/3/34	500,000	501,736
Total Ireland		2,077,987
Japan — 0.6%
Mitsubishi UFJ Financial Group, Inc.
1.54%, 7/20/27, (1.538% fixed rate until 7/20/26; 1-year Constant Maturity Treasury Rate + 0.75% thereafter)(e)	400,000	386,383
3.29%, 7/25/27	35,000	34,188
3.74%, 3/7/29	226,000	220,153
5.43%, 4/17/35, (5.426% fixed rate until 4/17/34; 1-year Constant Maturity Treasury Rate + 1.00% thereafter)(e)	500,000	502,552
Mizuho Financial Group, Inc.
5.41%, 9/13/28, (5.414% fixed rate until 9/13/27; 1-year Constant Maturity Treasury Rate + 2.05% thereafter)(b)(e)	400,000	407,211
5.38%, 5/26/30, (5.376% fixed rate until 5/26/29; 1-year Constant Maturity Treasury Rate + 1.12% thereafter)(e)	200,000	204,218
Nomura Holdings, Inc.
3.10%, 1/16/30	464,000	429,113
6.09%, 7/12/33	300,000	313,771
ORIX Corp.
3.70%, 7/18/27	40,000	39,291
Sumitomo Mitsui Financial Group, Inc.
1.40%, 9/17/26	320,000	307,604
5.52%, 1/13/28	200,000	205,421
3.54%, 1/17/28(b)	55,000	53,811
5.45%, 1/15/32	250,000	256,725
6.18%, 7/13/43	375,000	393,446
Takeda Pharmaceutical Co. Ltd.
2.05%, 3/31/30	350,000	310,250
3.03%, 7/9/40	405,000	295,504
3.18%, 7/9/50	483,000	306,600
Total Japan		4,666,241

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
Luxembourg — 0.0%
ArcelorMittal SA
6.80%, 11/29/32(b)	$166,000	$179,783
6.75%, 3/1/41	171,000	176,013
Total Luxembourg		355,796
Mexico — 0.1%
America Movil SAB de CV
3.63%, 4/22/29	189,000	182,184
6.38%, 3/1/35	100,000	107,221
Grupo Televisa SAB
6.63%, 1/15/40	290,000	256,893
Southern Copper Corp.
6.75%, 4/16/40	210,000	223,346
5.25%, 11/8/42	38,000	34,336
5.88%, 4/23/45	242,000	230,736
Total Mexico		1,034,716
Netherlands — 0.2%
Cooperatieve Rabobank UA
3.75%, 7/21/26	435,000	430,695
Koninklijke Ahold Delhaize NV
5.70%, 10/1/40	140,000	140,109
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 6/18/26	95,000	94,289
4.30%, 6/18/29	297,000	291,410
2.65%, 2/15/32	210,000	179,102
5.00%, 1/15/33	250,000	244,029
3.13%, 2/15/42	25,000	17,249
Total Netherlands		1,396,883
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA
6.03%, 3/13/35, (6.033% fixed rate until 3/13/34; 1-year Constant Maturity Treasury Rate + 1.95% thereafter)(e)	200,000	204,646
Banco Santander SA
1.72%, 9/14/27, (1.722% fixed rate until 9/14/26; 1-year Constant Maturity Treasury Rate + 0.90% thereafter)(e)	400,000	384,646
3.23%, 11/22/32, (3.225% fixed rate until 11/22/31; 1-year Constant Maturity Treasury Rate + 1.60% thereafter)(b)(e)	200,000	175,160
6.92%, 8/8/33	400,000	426,906
Telefonica Emisiones SA
7.05%, 6/20/36	220,000	240,788
5.21%, 3/8/47	350,000	302,205
5.52%, 3/1/49	235,000	209,746
Telefonica Europe BV
8.25%, 9/15/30	236,000	272,143
Total Spain		2,216,240
Switzerland — 0.1%
UBS AG
7.50%, 2/15/28	300,000	322,600
UBS Group AG
4.88%, 5/15/45	290,000	253,538
Total Switzerland		576,138
United Kingdom — 1.7%
Astrazeneca Finance LLC
4.88%, 3/3/28	100,000	101,894
AstraZeneca PLC
6.45%, 9/15/37	451,000	498,178
4.38%, 8/17/48(b)	100,000	83,859
Barclays PLC
5.09%, 6/20/30, (5.088% fixed rate until 6/20/29; Secured Overnight Financing Rate + 3.054% thereafter)(e)	657,000	654,142
5.75%, 8/9/33, (5.746% fixed rate until 8/9/32; 1-year Constant Maturity Treasury Rate + 3.00% thereafter)(e)	275,000	280,800
6.22%, 5/9/34, (6.224% fixed rate until 5/9/33; Secured Overnight Financing Rate + 2.98% thereafter)(e)	400,000	417,862
7.12%, 6/27/34, (7.119% fixed rate until 6/27/33; Secured Overnight Financing Rate + 3.57% thereafter)(b)(e)	400,000	430,897
6.69%, 9/13/34, (6.692% fixed rate until 9/13/33; Secured Overnight Financing Rate + 2.62% thereafter)(e)	650,000	698,692
5.25%, 8/17/45	105,500	99,040
BAT Capital Corp.
2.26%, 3/25/28	60,000	56,437
3.46%, 9/6/29	162,000	154,130
4.91%, 4/2/30	103,000	103,593
6.42%, 8/2/33	500,000	536,808
4.39%, 8/15/37	345,000	303,519
7.08%, 8/2/53	500,000	543,945
British Telecommunications PLC
5.13%, 12/4/28	133,000	135,545
9.63%, 12/15/30	296,000	360,943
Diageo Capital PLC
5.63%, 10/5/33(b)	250,000	260,002
GlaxoSmithKline Capital PLC
3.38%, 6/1/29	400,000	385,687
HSBC Holdings PLC
4.58%, 6/19/29, (4.583% fixed rate until 6/19/28; 3-month Secured Overnight Financing Rate + 1.796% thereafter)(e)	340,000	337,717
3.97%, 5/22/30, (3.973% fixed rate until 5/22/29; 3-month Secured Overnight Financing Rate + 1.872% thereafter)(e)	750,000	723,036
4.76%, 3/29/33, (4.762% fixed rate until 3/29/32; Secured Overnight Financing Rate + 2.53% thereafter)(e)	500,000	479,485
6.50%, 5/2/36	525,000	559,523
6.50%, 9/15/37	256,000	269,049
6.33%, 3/9/44, (6.332% fixed rate until 3/9/43; Secured Overnight Financing Rate + 2.65% thereafter)(e)	250,000	262,950
5.25%, 3/14/44	450,000	417,460

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
Lloyds Banking Group PLC
3.57%, 11/7/28, (3.574% fixed rate until 11/7/27; Secured Overnight Financing Rate + 1.205% thereafter)(e)	$260,000	$253,112
3.37%, 12/14/46, (3.369% fixed rate until 12/14/41; 5-year Constant Maturity Treasury Rate + 1.50% thereafter)(e)	200,000	139,488
4.34%, 1/9/48	344,000	264,567
National Grid PLC
5.42%, 1/11/34	200,000	201,702
NatWest Group PLC
4.89%, 5/18/29, (4.892% fixed rate until 5/18/28; Secured Overnight Financing Rate + 1.754% thereafter)(e)	161,000	161,640
5.08%, 1/27/30, (5.076% fixed rate until 1/27/29; Secured Overnight Financing Rate + 1.905% thereafter)(e)	250,000	251,649
RELX Capital, Inc.
4.00%, 3/18/29	111,000	109,575
3.00%, 5/22/30	255,000	238,052
Reynolds American, Inc.
5.70%, 8/15/35	290,000	290,698
5.85%, 8/15/45	326,000	307,373
Santander U.K. Group Holdings PLC
2.90%, 3/15/32, (2.896% fixed rate until 3/15/31; Secured Overnight Financing Rate + 1.475% thereafter)(e)	400,000	352,096
Vodafone Group PLC
5.00%, 5/30/38	250,000	236,420
5.25%, 5/30/48	252,000	226,923
4.88%, 6/19/49	233,000	195,422
5.75%, 6/28/54	150,000	140,292
5.88%, 6/28/64	250,000	233,805
Total United Kingdom		12,758,007
United States — 37.6%
3M Co.
2.88%, 10/15/27	250,000	241,312
3.88%, 6/15/44	250,000	195,564
3.63%, 10/15/47	111,000	79,982
AbbVie, Inc.
2.95%, 11/21/26	65,000	63,735
3.20%, 11/21/29	150,000	142,357
5.05%, 3/15/34	350,000	351,230
4.50%, 5/14/35	250,000	237,970
4.05%, 11/21/39	180,000	153,979
4.40%, 11/6/42	200,000	172,129
5.35%, 3/15/44	100,000	95,936
4.75%, 3/15/45	73,000	64,374
4.45%, 5/14/46	162,000	136,085
4.25%, 11/21/49	431,000	345,807
5.40%, 3/15/54	250,000	237,301
5.50%, 3/15/64	100,000	95,067
ACE Capital Trust II
9.70%, 4/1/30	100,000	119,398
Adobe, Inc.
2.15%, 2/1/27	250,000	242,127
AEP Texas, Inc.
3.95%, 6/1/28	120,000	117,610
5.40%, 6/1/33	290,000	289,356
3.45%, 5/15/51	265,000	173,083
AES Corp.
2.45%, 1/15/31	122,000	104,388
5.80%, 3/15/32	400,000	396,803
Aetna, Inc.
6.63%, 6/15/36	119,000	125,718
4.75%, 3/15/44	120,000	98,903
Agilent Technologies, Inc.
2.30%, 3/12/31	214,000	187,215
Agree LP
5.63%, 6/15/34	250,000	252,679
Air Lease Corp.
3.63%, 4/1/27	136,000	134,047
2.10%, 9/1/28	94,000	87,133
4.63%, 10/1/28	122,000	122,096
2.88%, 1/15/32	450,000	394,415
Air Products & Chemicals, Inc.
2.80%, 5/15/50	146,000	90,431
Alabama Power Co.
3.70%, 12/1/47, Series B	150,000	110,890
Albemarle Corp.
5.05%, 6/1/32(b)	250,000	232,267
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	95,000	93,672
3.38%, 8/15/31	310,000	280,729
5.25%, 5/15/36	200,000	190,385
4.00%, 2/1/50	135,000	96,257
3.00%, 5/18/51	150,000	87,900
3.55%, 3/15/52	60,000	39,132
5.63%, 5/15/54	200,000	180,480
Allstate Corp.
5.25%, 3/30/33	200,000	202,619
4.20%, 12/15/46	200,000	159,122
Ally Financial, Inc.
2.20%, 11/2/28	85,000	77,612
8.00%, 11/1/31	250,000	279,261
Altria Group, Inc.
4.80%, 2/14/29	96,000	96,388
3.40%, 2/4/41	920,000	666,130
3.88%, 9/16/46	427,000	306,175
5.95%, 2/14/49	112,000	108,967
3.70%, 2/4/51	270,000	182,489
Amcor Flexibles North America, Inc.
2.69%, 5/25/31(b)	501,000	442,672
Ameren Corp.
1.75%, 3/15/28	322,000	298,676
Ameren Illinois Co.
5.55%, 7/1/54	250,000	238,140
American Electric Power Co., Inc.
3.25%, 3/1/50	40,000	25,316
American Express Co.
2.55%, 3/4/27	500,000	485,182

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
5.10%, 2/16/28, (5.098% fixed rate until 2/16/27; Secured Overnight Financing Rate + 1.00% thereafter)(e)	$200,000	$201,920
4.05%, 12/3/42	147,000	122,105
American Homes 4 Rent LP
2.38%, 7/15/31	300,000	257,574
American Honda Finance Corp.
4.70%, 1/12/28	350,000	351,627
American International Group, Inc.
3.88%, 1/15/35	212,000	189,926
4.38%, 6/30/50	256,000	207,089
American National Group, Inc.
5.00%, 6/15/27	50,000	49,993
American Tower Corp.
3.80%, 8/15/29	239,000	230,702
2.90%, 1/15/30	515,000	475,684
2.30%, 9/15/31	250,000	214,298
3.10%, 6/15/50	195,000	123,482
2.95%, 1/15/51	226,000	138,627
American Water Capital Corp.
2.95%, 9/1/27	276,000	267,865
3.75%, 9/1/28	34,000	33,388
4.45%, 6/1/32	250,000	243,422
4.20%, 9/1/48	180,000	141,919
4.15%, 6/1/49	300,000	232,919
Amgen, Inc.
2.45%, 2/21/30	424,000	384,674
2.00%, 1/15/32	45,000	37,850
4.20%, 3/1/33	550,000	520,786
5.25%, 3/2/33	350,000	353,381
4.56%, 6/15/48	400,000	330,806
3.38%, 2/21/50	100,000	68,445
4.66%, 6/15/51	137,000	113,737
3.00%, 1/15/52	688,000	430,063
5.65%, 3/2/53	500,000	476,574
4.40%, 2/22/62	500,000	378,881
Amphenol Corp.
2.80%, 2/15/30	220,000	204,653
Analog Devices, Inc.
3.50%, 12/5/26	83,000	82,093
Aon Corp./Aon Global Holdings PLC
2.60%, 12/2/31	74,000	64,783
5.35%, 2/28/33	400,000	406,916
2.90%, 8/23/51	243,000	145,234
Aon North America, Inc.
5.45%, 3/1/34	350,000	354,535
5.75%, 3/1/54	200,000	191,698
APA Corp.
5.35%, 7/1/49(d)	142,000	108,393
Apollo Debt Solutions BDC
6.70%, 7/29/31	250,000	257,084
Appalachian Power Co.
3.30%, 6/1/27, Series X	100,000	97,729
5.65%, 4/1/34	250,000	252,546
4.40%, 5/15/44	410,000	326,427
Applied Materials, Inc.
5.10%, 10/1/35(b)	300,000	304,671
AppLovin Corp.
5.50%, 12/1/34	300,000	300,140
Aptiv Swiss Holdings Ltd.
4.35%, 3/15/29	75,000	73,357
3.25%, 3/1/32	400,000	351,489
3.10%, 12/1/51	214,000	122,803
Arch Capital Group U.S., Inc.
5.14%, 11/1/43	120,000	108,380
Archer-Daniels-Midland Co.
4.50%, 8/15/33	350,000	337,665
4.02%, 4/16/43	95,000	76,849
Ares Capital Corp.
5.80%, 3/8/32	250,000	246,401
Ares Management Corp.
5.60%, 10/11/54	200,000	182,758
Ares Strategic Income Fund
6.35%, 8/15/29	65,000	65,885
Arizona Public Service Co.
4.50%, 4/1/42	250,000	208,129
Arrow Electronics, Inc.
3.88%, 1/12/28	62,000	60,687
Arthur J Gallagher & Co.
5.15%, 2/15/35	500,000	492,688
3.50%, 5/20/51	400,000	270,104
AT&T, Inc.
4.35%, 3/1/29	159,000	158,288
4.30%, 2/15/30	283,000	280,171
2.75%, 6/1/31	568,000	508,668
2.25%, 2/1/32	395,000	335,460
2.55%, 12/1/33	269,000	221,420
4.50%, 5/15/35	414,000	389,401
3.50%, 6/1/41	500,000	383,071
4.65%, 6/1/44	272,000	229,866
5.15%, 11/15/46	222,000	200,708
4.55%, 3/9/49	29,000	23,576
3.65%, 6/1/51	310,000	215,702
3.50%, 9/15/53	875,000	581,869
3.55%, 9/15/55	1,159,000	767,060
3.80%, 12/1/57	743,000	509,360
3.65%, 9/15/59	594,000	391,797
3.85%, 6/1/60	490,000	333,082
Athene Holding Ltd.
4.13%, 1/12/28	25,000	24,591
5.88%, 1/15/34(b)	206,000	208,665
3.95%, 5/25/51	76,000	51,910
6.25%, 4/1/54	200,000	191,512
Atmos Energy Corp.
5.50%, 6/15/41	500,000	493,791
Autodesk, Inc.
2.40%, 12/15/31	40,000	34,535
AutoNation, Inc.
5.89%, 3/15/35	400,000	397,921
AutoZone, Inc.
3.75%, 6/1/27	163,000	161,005

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
3.75%, 4/18/29	$193,000	$187,279
1.65%, 1/15/31	395,000	334,833
AvalonBay Communities, Inc.
3.20%, 1/15/28	85,000	82,674
Avangrid, Inc.
3.80%, 6/1/29	115,000	111,107
AXIS Specialty Finance LLC
3.90%, 7/15/29	100,000	96,268
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27	60,000	58,700
4.08%, 12/15/47	250,000	188,456
Baltimore Gas & Electric Co.
4.25%, 9/15/48	250,000	198,233
3.20%, 9/15/49(b)	110,000	72,206
Bank of America Corp.
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(e)	260,000	251,564
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month Secured Overnight Financing Rate + 1.774% thereafter)(e)	100,000	98,331
4.38%, 4/27/28, (4.376% fixed rate until 4/27/27; Secured Overnight Financing Rate + 1.58% thereafter)(e)	210,000	209,044
4.95%, 7/22/28, (4.948% fixed rate until 7/22/27; Secured Overnight Financing Rate + 2.04% thereafter)(e)	300,000	301,886
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(e)	300,000	291,154
3.97%, 3/5/29, (3.97% fixed rate until 3/5/28; 3-month Secured Overnight Financing Rate + 1.332% thereafter)(e)	75,000	73,687
2.09%, 6/14/29, (2.087% fixed rate until 6/14/28; Secured Overnight Financing Rate + 1.06% thereafter)(e)	156,000	144,855
2.69%, 4/22/32, (2.687% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.32% thereafter)(e)	500,000	442,000
2.97%, 2/4/33, (2.972% fixed rate until 2/4/32; Secured Overnight Financing Rate + 1.33% thereafter)(e)	500,000	440,514
5.47%, 1/23/35, (5.468% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.65% thereafter)(e)	1,000,000	1,011,847
4.24%, 4/24/38, (4.244% fixed rate until 4/24/37; 3-month Secured Overnight Financing Rate + 2.076% thereafter)(e)	550,000	488,585
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(e)	200,000	139,684
3.31%, 4/22/42, (3.311% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.58% thereafter)(e)	250,000	186,720
4.44%, 1/20/48, (4.443% fixed rate until 1/20/47; 3-month Secured Overnight Financing Rate + 2.252% thereafter)(e)	200,000	166,482
4.33%, 3/15/50, (4.33% fixed rate until 3/15/49; 3-month Secured Overnight Financing Rate + 1.782% thereafter)(e)	250,000	202,502
4.08%, 3/20/51, (4.083% fixed rate until 3/20/50; 3-month Secured Overnight Financing Rate + 3.412% thereafter)(e)	288,000	222,663
2.83%, 10/24/51, (2.831% fixed rate until 10/24/50; Secured Overnight Financing Rate + 1.88% thereafter)(e)	100,000	60,567
BankUnited, Inc.
5.13%, 6/11/30	130,000	127,319
Baxalta, Inc.
5.25%, 6/23/45	14,000	12,763
Baxter International, Inc.
3.95%, 4/1/30	304,000	294,220
3.13%, 12/1/51	225,000	138,670
Becton Dickinson & Co.
4.87%, 2/8/29	130,000	130,903
1.96%, 2/11/31	109,000	93,538
5.11%, 2/8/34	500,000	493,241
4.69%, 12/15/44	43,000	36,391
4.67%, 6/6/47	123,000	102,551
Berkshire Hathaway Energy Co.
6.13%, 4/1/36	400,000	421,724
Biogen, Inc.
2.25%, 5/1/30	72,000	63,896
3.15%, 5/1/50	320,000	195,159
3.25%, 2/15/51	157,000	96,901
Black Hills Corp.
2.50%, 6/15/30	50,000	44,526
4.35%, 5/1/33	195,000	181,574
3.88%, 10/15/49	114,000	80,954
Blackstone Private Credit Fund
2.63%, 12/15/26	250,000	240,927
7.30%, 11/27/28	250,000	264,800
Block Financial LLC
3.88%, 8/15/30	165,000	155,428
Blue Owl Credit Income Corp.
3.13%, 9/23/26	112,000	108,373
7.75%, 1/15/29	250,000	264,417
Blue Owl Finance LLC
4.38%, 2/15/32	300,000	275,286
Blue Owl Technology Finance Corp.
2.50%, 1/15/27	250,000	236,402
Boardwalk Pipelines LP
3.40%, 2/15/31	380,000	347,591
Boeing Co.
5.15%, 5/1/30	373,000	376,507
3.60%, 5/1/34	589,000	509,946
6.53%, 5/1/34	500,000	534,225
3.50%, 3/1/39	25,000	18,847
5.88%, 2/15/40	479,000	467,092
3.90%, 5/1/49	520,000	364,579

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
5.81%, 5/1/50	$471,000	$441,580
3.95%, 8/1/59	460,000	304,889
5.93%, 5/1/60	350,000	324,594
BorgWarner, Inc.
4.38%, 3/15/45	102,000	81,432
Boston Properties LP
4.50%, 12/1/28	136,000	134,163
2.45%, 10/1/33	250,000	196,358
5.75%, 1/15/35(b)	123,000	121,801
Boston Scientific Corp.
6.50%, 11/15/35	215,000	237,798
BP Capital Markets America, Inc.
3.02%, 1/16/27	212,000	207,764
3.06%, 6/17/41	250,000	180,062
3.00%, 3/17/52	500,000	305,727
Brighthouse Financial, Inc.
5.63%, 5/15/30	266,000	270,961
Bristol-Myers Squibb Co.
5.20%, 2/22/34	500,000	504,002
2.35%, 11/13/40	150,000	100,270
5.00%, 8/15/45	300,000	271,814
4.25%, 10/26/49	300,000	236,749
2.55%, 11/13/50	250,000	141,680
5.55%, 2/22/54	150,000	142,631
5.65%, 2/22/64	200,000	189,742
Brixmor Operating Partnership LP
4.05%, 7/1/30	231,000	221,543
Broadcom, Inc.
5.00%, 4/15/30	250,000	253,931
4.15%, 11/15/30	385,000	375,521
4.15%, 4/15/32(d)	750,000	714,448
2.60%, 2/15/33(d)	378,000	319,613
3.42%, 4/15/33(d)	550,000	490,912
3.47%, 4/15/34(d)	653,000	574,090
3.50%, 2/15/41(d)	594,000	460,704
3.75%, 2/15/51(d)	270,000	195,832
Broadridge Financial Solutions, Inc.
2.90%, 12/1/29	125,000	115,680
Broadstone Net Lease LLC
2.60%, 9/15/31	150,000	125,917
Brown & Brown, Inc.
2.38%, 3/15/31	430,000	372,856
Brunswick Corp.
5.10%, 4/1/52	100,000	74,193
Bunge Ltd. Finance Corp.
3.75%, 9/25/27	97,000	95,517
2.75%, 5/14/31	195,000	174,577
Burlington Northern Santa Fe LLC
5.75%, 5/1/40	250,000	255,350
4.55%, 9/1/44	117,000	101,414
3.90%, 8/1/46	260,000	202,895
4.05%, 6/15/48	100,000	78,943
4.15%, 12/15/48	145,000	116,175
5.20%, 4/15/54	150,000	138,902
Campbell Soup Co.
2.38%, 4/24/30	185,000	165,468
4.80%, 3/15/48	143,000	122,065
Capital One Financial Corp.
3.75%, 3/9/27	239,000	236,013
5.82%, 2/1/34, (5.817% fixed rate until 2/1/33; Secured Overnight Financing Rate + 2.60% thereafter)(e)	450,000	455,677
6.38%, 6/8/34, (6.377% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.86% thereafter)(e)	500,000	523,066
6.05%, 2/1/35, (6.051% fixed rate until 2/1/34; Secured Overnight Financing Rate + 2.26% thereafter)(e)	425,000	436,388
Cardinal Health, Inc.
4.60%, 3/15/43	200,000	166,464
4.90%, 9/15/45	75,000	64,176
Carrier Global Corp.
2.70%, 2/15/31	305,000	274,390
5.90%, 3/15/34	500,000	525,854
Caterpillar, Inc.
3.80%, 8/15/42	250,000	202,354
3.25%, 9/19/49	200,000	137,506
CBRE Services, Inc.
5.95%, 8/15/34	200,000	206,763
CDW LLC/CDW Finance Corp.
3.28%, 12/1/28	160,000	151,972
3.57%, 12/1/31	310,000	281,459
Cencora, Inc.
2.70%, 3/15/31	23,000	20,543
5.15%, 2/15/35	500,000	496,395
Centene Corp.
4.63%, 12/15/29	300,000	289,001
3.00%, 10/15/30	350,000	308,357
2.50%, 3/1/31	355,000	301,676
CenterPoint Energy Houston Electric LLC
3.00%, 2/1/27, Series AA	500,000	488,762
4.25%, 2/1/49, Series AC	250,000	197,339
CenterPoint Energy, Inc.
6.85%, 2/15/55, Series B, (6.85% fixed rate until 2/15/35; 5-year Constant Maturity Treasury Rate + 2.946% thereafter)(e)	215,000	219,231
CF Industries, Inc.
4.95%, 6/1/43	335,000	287,483
Charles Schwab Corp.
5.64%, 5/19/29, (5.643% fixed rate until 5/19/28; Secured Overnight Financing Rate + 2.21% thereafter)(e)	94,000	97,381
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 4/1/31	194,000	170,232
4.40%, 4/1/33	500,000	460,965
6.55%, 6/1/34(b)	500,000	523,098
6.38%, 10/23/35	129,000	132,585
5.38%, 4/1/38	275,000	253,343
6.48%, 10/23/45	72,000	69,312

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
5.38%, 5/1/47	$564,000	$473,933
4.80%, 3/1/50	257,000	198,991
3.70%, 4/1/51	339,000	217,754
3.90%, 6/1/52	140,000	92,400
5.25%, 4/1/53	221,000	181,995
4.40%, 12/1/61	458,000	309,293
3.95%, 6/30/62	336,000	208,519
5.50%, 4/1/63	100,000	81,897
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	75,000	71,915
Cheniere Energy Partners LP
4.00%, 3/1/31	350,000	327,690
3.25%, 1/31/32	174,000	152,762
Chubb INA Holdings LLC
4.35%, 11/3/45	500,000	418,861
Church & Dwight Co., Inc.
3.15%, 8/1/27	89,000	86,803
Cigna Group
3.40%, 3/1/27	130,000	127,708
4.38%, 10/15/28	59,000	58,690
5.00%, 5/15/29	300,000	304,660
2.38%, 3/15/31	237,000	207,493
5.25%, 2/15/34	300,000	299,836
4.80%, 8/15/38	121,000	110,813
4.80%, 7/15/46	141,000	119,732
3.88%, 10/15/47	484,000	351,403
4.90%, 12/15/48	110,000	93,165
3.40%, 3/15/50	358,000	234,227
Cintas Corp. No. 2
3.70%, 4/1/27	248,000	245,475
Cisco Systems, Inc.
2.50%, 9/20/26	150,000	146,963
5.90%, 2/15/39	125,000	131,680
5.30%, 2/26/54	200,000	189,514
5.35%, 2/26/64	200,000	187,795
Citibank NA
5.80%, 9/29/28	250,000	260,305
Citigroup, Inc.
1.46%, 6/9/27, (1.462% fixed rate until 6/9/26; Secured Overnight Financing Rate + 0.77% thereafter)(e)	250,000	241,795
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month Secured Overnight Financing Rate + 1.652% thereafter)(e)	235,000	229,848
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.454% thereafter)(e)	153,000	150,635
5.17%, 2/13/30, (5.174% fixed rate until 2/13/29; Secured Overnight Financing Rate + 1.364% thereafter)(e)	100,000	101,352
2.57%, 6/3/31, (2.572% fixed rate until 6/3/30; Secured Overnight Financing Rate + 2.107% thereafter)(e)	500,000	448,071
3.79%, 3/17/33, (3.785% fixed rate until 3/17/32; Secured Overnight Financing Rate + 1.939% thereafter)(e)	500,000	459,528
6.00%, 10/31/33	493,000	511,138
6.02%, 1/24/36, (6.02% fixed rate until 1/24/35; Secured Overnight Financing Rate + 1.83% thereafter)(e)	500,000	501,917
6.13%, 8/25/36	220,000	223,071
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.43% thereafter)(e)	550,000	462,318
6.68%, 9/13/43	54,000	57,276
5.30%, 5/6/44	150,000	137,540
4.75%, 5/18/46	210,000	174,727
4.65%, 7/23/48	100,000	83,667
5.61%, 3/4/56, (5.612% fixed rate until 3/4/55; Secured Overnight Financing Rate + 1.746% thereafter)(e)	165,000	157,279
Citizens Financial Group, Inc.
2.85%, 7/27/26	259,000	253,913
2.50%, 2/6/30	40,000	35,801
CMS Energy Corp.
3.45%, 8/15/27	137,000	134,023
6.50%, 6/1/55, (6.50% fixed rate until 6/1/35; 5-year Constant Maturity Treasury Rate + 1.961% thereafter)(e)	250,000	247,000
CNA Financial Corp.
2.05%, 8/15/30	210,000	182,551
CNH Industrial NV
3.85%, 11/15/27	89,000	88,022
Coca-Cola Co.
3.38%, 3/25/27	130,000	128,660
2.90%, 5/25/27	115,000	112,625
2.88%, 5/5/41	100,000	72,943
3.00%, 3/5/51	400,000	259,685
5.20%, 1/14/55	250,000	234,705
2.75%, 6/1/60	100,000	57,762
Colgate-Palmolive Co.
3.70%, 8/1/47	150,000	114,455
Comcast Corp.
3.30%, 2/1/27	184,000	180,984
5.30%, 6/1/34	750,000	756,871
4.20%, 8/15/34	250,000	232,671
3.75%, 4/1/40	300,000	243,144
4.70%, 10/15/48	500,000	420,298
2.89%, 11/1/51	250,000	148,786
2.94%, 11/1/56	500,000	285,774
2.65%, 8/15/62	400,000	203,657
2.99%, 11/1/63	250,000	137,889
CommonSpirit Health
5.32%, 12/1/34	221,000	217,405
4.35%, 11/1/42	70,000	57,328
Commonwealth Edison Co.
5.30%, 2/1/53	500,000	457,397
Conagra Brands, Inc.
7.00%, 10/1/28	178,000	189,754
8.25%, 9/15/30	250,000	287,793
Connecticut Light & Power Co.
4.30%, 4/15/44	200,000	165,320

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
ConocoPhillips Co.
5.05%, 9/15/33	$500,000	$500,506
4.88%, 10/1/47	40,000	34,516
5.55%, 3/15/54	250,000	232,249
4.03%, 3/15/62	180,000	125,144
Consolidated Edison Co. of New York, Inc.
5.13%, 3/15/35	350,000	348,507
5.50%, 12/1/39, Series 09-C	250,000	248,368
4.45%, 3/15/44	15,000	12,654
4.13%, 5/15/49, Series A	250,000	192,650
5.70%, 5/15/54	250,000	243,017
Constellation Brands, Inc.
3.50%, 5/9/27	71,000	69,608
4.90%, 5/1/33(b)	500,000	490,118
4.50%, 5/9/47	160,000	129,439
Constellation Energy Generation LLC
5.75%, 10/1/41	100,000	97,415
Consumers Energy Co.
3.80%, 11/15/28	33,000	32,461
4.35%, 4/15/49	100,000	82,540
4.20%, 9/1/52	200,000	158,994
Continental Resources, Inc.
4.90%, 6/1/44	150,000	115,344
Corebridge Financial, Inc.
4.35%, 4/5/42	150,000	123,188
4.40%, 4/5/52	160,000	124,429
Corning, Inc.
5.45%, 11/15/79	270,000	234,310
Coterra Energy, Inc.
5.40%, 2/15/35	200,000	194,232
CRH America Finance, Inc.
5.40%, 5/21/34	500,000	504,990
Crown Castle, Inc.
4.00%, 3/1/27	48,000	47,481
3.65%, 9/1/27	104,000	101,627
4.30%, 2/15/29	118,000	115,814
3.10%, 11/15/29	70,000	65,203
2.25%, 1/15/31	390,000	335,896
4.75%, 5/15/47	140,000	116,417
5.20%, 2/15/49	137,000	119,007
4.15%, 7/1/50	100,000	74,055
CSX Corp.
5.20%, 11/15/33(b)	250,000	253,902
3.80%, 11/1/46	140,000	106,056
4.50%, 3/15/49	218,000	181,034
3.80%, 4/15/50	144,000	106,503
4.65%, 3/1/68	60,000	47,848
CubeSmart LP
4.38%, 2/15/29	150,000	147,811
2.50%, 2/15/32	200,000	169,647
Cummins, Inc.
4.90%, 2/20/29	150,000	153,127
CVS Health Corp.
4.30%, 3/25/28	44,000	43,517
3.25%, 8/15/29	291,000	273,565
5.70%, 6/1/34	1,150,000	1,158,042
4.13%, 4/1/40	197,000	159,369
5.13%, 7/20/45	303,000	260,072
5.05%, 3/25/48	909,000	758,485
6.05%, 6/1/54	200,000	189,231
DCP Midstream Operating LP
5.60%, 4/1/44	45,000	39,696
Dell International LLC/EMC Corp.
6.10%, 7/15/27	193,000	198,580
5.30%, 10/1/29	25,000	25,517
8.10%, 7/15/36	418,000	494,634
3.38%, 12/15/41	250,000	181,670
3.45%, 12/15/51(b)	52,000	34,423
Delta Air Lines, Inc.
3.75%, 10/28/29	25,000	23,563
Devon Energy Corp.
5.20%, 9/15/34(b)	450,000	426,726
5.00%, 6/15/45	250,000	202,444
DH Europe Finance II SARL
3.25%, 11/15/39	500,000	391,604
Diamondback Energy, Inc.
3.50%, 12/1/29	178,000	168,549
6.25%, 3/15/33	250,000	261,087
5.75%, 4/18/54	500,000	448,805
Dick's Sporting Goods, Inc.
3.15%, 1/15/32(b)	250,000	220,153
Discover Financial Services
7.96%, 11/2/34, (7.964% fixed rate until 11/2/33; Secured Overnight Financing Index + 3.37% thereafter)(e)	400,000	457,947
Discovery Communications LLC
4.13%, 5/15/29	185,000	172,128
5.00%, 9/20/37	360,000	283,841
DOC DR LLC
3.95%, 1/15/28	25,000	24,597
Dollar General Corp.
3.88%, 4/15/27	73,000	72,005
5.45%, 7/5/33	350,000	351,488
4.13%, 4/3/50	89,000	64,406
Dollar Tree, Inc.
2.65%, 12/1/31(b)	478,000	413,925
Dominion Energy, Inc.
4.25%, 6/1/28	78,000	77,534
3.38%, 4/1/30, Series C	380,000	356,876
4.35%, 8/15/32, Series A	99,000	93,534
5.25%, 8/1/33, Series F	45,000	44,542
7.00%, 6/15/38(b)	65,000	72,207
4.70%, 12/1/44	137,000	114,521
4.60%, 3/15/49, Series A	47,000	37,329
7.00%, 6/1/54, Series B, (7.00% fixed rate until 6/1/34; 5-year Constant Maturity Treasury Rate + 2.511% thereafter)(e)	400,000	422,478
Dow Chemical Co.
7.38%, 11/1/29	48,000	52,850
4.25%, 10/1/34	145,000	130,176
9.40%, 5/15/39	27,000	34,260
5.25%, 11/15/41	417,000	370,799

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
6.90%, 5/15/53	$336,000	$350,791
DTE Electric Co.
5.20%, 3/1/34	300,000	301,403
3.95%, 3/1/49	250,000	191,692
DTE Energy Co.
4.88%, 6/1/28	500,000	504,557
Duke Energy Carolinas LLC
5.30%, 2/15/40	200,000	196,212
3.70%, 12/1/47	360,000	262,588
5.40%, 1/15/54	500,000	466,764
Duke Energy Corp.
3.40%, 6/15/29	172,000	164,374
2.45%, 6/1/30	260,000	233,785
2.55%, 6/15/31	238,000	209,073
5.45%, 6/15/34(b)	250,000	252,468
4.80%, 12/15/45	63,000	53,109
3.95%, 8/15/47	150,000	109,491
4.20%, 6/15/49	335,000	253,557
6.45%, 9/1/54, (6.45% fixed rate until 9/1/34; 5-year Constant Maturity Treasury Rate + 2.588% thereafter)(e)	150,000	152,166
Duke Energy Ohio, Inc.
5.55%, 3/15/54	250,000	234,585
Duke Energy Progress LLC
4.20%, 8/15/45	150,000	121,453
Duke Energy Progress NC Storm Funding LLC
2.39%, 7/1/37, Series A-2	700,000	575,925
DuPont de Nemours, Inc.
5.42%, 11/15/48	327,000	322,301
Eastern Energy Gas Holdings LLC
5.80%, 1/15/35	250,000	255,501
Eastman Chemical Co.
4.50%, 12/1/28	72,000	71,727
4.80%, 9/1/42	90,000	76,616
Eaton Corp.
3.10%, 9/15/27	176,000	172,018
eBay, Inc.
2.60%, 5/10/31	381,000	337,604
4.00%, 7/15/42	140,000	110,570
Ecolab, Inc.
2.13%, 8/15/50	400,000	211,138
Electronic Arts, Inc.
1.85%, 2/15/31	175,000	150,254
Elevance Health, Inc.
3.65%, 12/1/27	42,000	41,256
4.75%, 2/15/30	200,000	200,846
4.75%, 2/15/33	250,000	243,363
5.20%, 2/15/35	500,000	497,391
4.65%, 1/15/43	500,000	427,699
4.65%, 8/15/44	276,000	233,870
3.13%, 5/15/50	562,000	355,014
3.60%, 3/15/51	219,000	149,918
5.13%, 2/15/53	200,000	174,065
Eli Lilly & Co.
3.38%, 3/15/29	137,000	133,228
3.95%, 3/15/49	100,000	78,092
4.88%, 2/27/53	40,000	35,590
5.05%, 8/14/54	250,000	228,288
5.10%, 2/9/64	300,000	271,002
Emerson Electric Co.
5.25%, 11/15/39	200,000	199,184
Energy Transfer LP
4.15%, 9/15/29	369,000	359,837
6.55%, 12/1/33	500,000	531,626
6.63%, 10/15/36	200,000	210,987
5.80%, 6/15/38, Series 20Y	385,000	377,426
7.50%, 7/1/38	60,000	67,301
4.95%, 1/15/43	54,000	45,290
5.30%, 4/1/44	500,000	434,309
5.35%, 5/15/45	240,000	210,058
5.30%, 4/15/47	72,000	61,344
5.40%, 10/1/47	160,000	138,115
6.25%, 4/15/49	105,000	100,296
5.00%, 5/15/50	218,000	176,353
5.95%, 5/15/54	400,000	365,207
Enstar Group Ltd.
4.95%, 6/1/29	171,000	170,036
Entergy Corp.
2.80%, 6/15/30	85,000	77,340
3.75%, 6/15/50	213,000	147,719
Entergy Louisiana LLC
3.10%, 6/15/41	250,000	178,849
4.20%, 4/1/50	200,000	154,327
5.70%, 3/15/54	300,000	287,008
Enterprise Products Operating LLC
5.35%, 1/31/33	342,000	348,901
4.85%, 8/15/42	200,000	177,919
4.90%, 5/15/46	200,000	175,035
3.70%, 1/31/51	360,000	252,078
4.95%, 10/15/54	238,000	200,205
EOG Resources, Inc.
5.65%, 12/1/54	150,000	142,261
EPR Properties
4.75%, 12/15/26	25,000	24,891
Equinix, Inc.
1.80%, 7/15/27	53,000	50,228
3.20%, 11/18/29	256,000	241,132
3.90%, 4/15/32	185,000	173,887
3.00%, 7/15/50	213,000	130,535
Equitable Holdings, Inc.
4.35%, 4/20/28	144,000	143,094
5.00%, 4/20/48	139,000	119,528
Essential Properties LP
2.95%, 7/15/31	193,000	168,878
Essential Utilities, Inc.
3.57%, 5/1/29	367,000	352,185
Essex Portfolio LP
4.00%, 3/1/29	50,000	48,781
3.00%, 1/15/30	85,000	78,579
1.65%, 1/15/31	256,000	214,724

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
Estee Lauder Cos., Inc.
3.13%, 12/1/49	$250,000	$153,196
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50	281,000	185,435
3.13%, 10/15/52	127,000	76,529
Evergy Kansas Central, Inc.
4.10%, 4/1/43	100,000	79,938
Evergy, Inc.
2.90%, 9/15/29	124,000	115,594
Eversource Energy
3.30%, 1/15/28, Series M	78,000	75,563
5.95%, 2/1/29	80,000	83,161
1.65%, 8/15/30, Series R	325,000	278,388
5.95%, 7/15/34	250,000	257,690
Exelon Corp.
3.35%, 3/15/32	380,000	345,297
4.95%, 6/15/35	151,000	144,395
5.60%, 3/15/53	336,000	312,809
6.50%, 3/15/55, (6.50% fixed rate until 3/15/35; 5-year Constant Maturity Treasury Rate + 1.975% thereafter)(e)	250,000	249,383
Expedia Group, Inc.
3.25%, 2/15/30	348,000	324,648
Extra Space Storage LP
2.55%, 6/1/31	334,000	289,692
5.40%, 2/1/34	250,000	248,623
Federal Realty OP LP
3.20%, 6/15/29	32,000	30,140
4.50%, 12/1/44	183,000	150,747
FedEx Corp.
4.90%, 1/15/34(d)	169,000	160,252
3.90%, 2/1/35(b)(d)	250,000	218,152
3.25%, 5/15/41(d)	136,000	94,313
4.75%, 11/15/45(d)	266,000	217,109
4.55%, 4/1/46(d)	16,000	12,711
4.40%, 1/15/47(d)	93,000	71,260
4.05%, 2/15/48(d)	275,000	197,813
Fidelity National Financial, Inc.
4.50%, 8/15/28	195,000	193,151
3.40%, 6/15/30	40,000	36,966
Fidelity National Information Services, Inc.
5.10%, 7/15/32	435,000	436,617
Fifth Third Bancorp
4.77%, 7/28/30, (4.772% fixed rate until 7/28/29; Secured Overnight Financing Index + 2.127% thereafter)(e)	210,000	209,396
8.25%, 3/1/38	300,000	351,377
FirstEnergy Corp.
3.40%, 3/1/50, Series C	285,000	186,626
Fiserv, Inc.
2.25%, 6/1/27	142,000	135,933
2.65%, 6/1/30	333,000	301,301
5.63%, 8/21/33	350,000	356,526
4.40%, 7/1/49	238,000	187,019
Flowers Foods, Inc.
3.50%, 10/1/26	13,000	12,776
FMC Corp.
3.20%, 10/1/26	101,000	98,761
6.38%, 5/18/53	150,000	138,140
Ford Motor Co.
7.45%, 7/16/31	103,000	109,538
3.25%, 2/12/32	530,000	437,958
5.29%, 12/8/46	500,000	394,725
Ford Motor Credit Co. LLC
2.90%, 2/10/29	570,000	510,782
5.11%, 5/3/29	280,000	269,392
7.12%, 11/7/33	500,000	508,424
Fortune Brands Innovations, Inc.
4.50%, 3/25/52	150,000	115,747
Fox Corp.
3.50%, 4/8/30	120,000	113,695
5.58%, 1/25/49	247,000	226,724
Freeport-McMoRan, Inc.
4.38%, 8/1/28	49,000	48,604
5.40%, 11/14/34	90,000	90,002
5.45%, 3/15/43	150,000	139,098
FS KKR Capital Corp.
3.13%, 10/12/28	191,000	173,059
GATX Corp.
3.25%, 9/15/26	165,000	161,911
4.70%, 4/1/29	156,000	155,911
1.90%, 6/1/31	228,000	191,107
6.05%, 6/5/54	150,000	146,189
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	200,000	189,910
GE HealthCare Technologies, Inc.
5.91%, 11/22/32	200,000	210,295
6.38%, 11/22/52	200,000	211,043
General Dynamics Corp.
2.63%, 11/15/27	67,000	64,642
4.25%, 4/1/50	50,000	40,914
General Electric Co.
6.75%, 3/15/32, Series A	113,000	126,242
General Mills, Inc.
4.20%, 4/17/28	107,000	106,503
2.25%, 10/14/31	410,000	351,773
5.25%, 1/30/35	350,000	347,367
General Motors Co.
6.80%, 10/1/27	68,000	70,526
5.00%, 4/1/35	430,000	397,608
6.60%, 4/1/36	105,000	108,465
6.25%, 10/2/43	500,000	476,012
5.95%, 4/1/49	360,000	324,933
General Motors Financial Co., Inc.
5.60%, 6/18/31	500,000	501,903
3.10%, 1/12/32	500,000	431,754
Genuine Parts Co.
1.88%, 11/1/30	43,000	36,702
2.75%, 2/1/32	155,000	133,189
Georgia Power Co.
4.30%, 3/15/43	143,000	118,677

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
3.70%, 1/30/50, Series B	$147,000	$106,186
3.25%, 3/15/51, Series A	130,000	86,116
Gilead Sciences, Inc.
1.65%, 10/1/30	125,000	107,994
2.60%, 10/1/40	247,000	173,040
4.80%, 4/1/44	195,000	173,962
4.75%, 3/1/46	350,000	306,849
2.80%, 10/1/50	213,000	130,024
5.50%, 11/15/54	100,000	95,689
Global Payments, Inc.
4.95%, 8/15/27	128,000	128,658
3.20%, 8/15/29	183,000	171,302
5.40%, 8/15/32(b)	218,000	219,033
4.15%, 8/15/49	81,000	58,085
GLP Capital LP/GLP Financing II, Inc.
4.00%, 1/15/30	555,000	524,862
Goldman Sachs Capital I
6.35%, 2/15/34	100,000	102,480
Goldman Sachs Group, Inc.
1.95%, 10/21/27, (1.948% fixed rate until 10/21/26; Secured Overnight Financing Rate + 0.913% thereafter)(e)	150,000	144,506
6.48%, 10/24/29, (6.484% fixed rate until 10/24/28; Secured Overnight Financing Rate + 1.77% thereafter)(e)	150,000	158,265
5.21%, 1/28/31, (5.207% fixed rate until 1/28/30; Secured Overnight Financing Rate + 1.078% thereafter)(e)	500,000	507,461
5.33%, 7/23/35, (5.33% fixed rate until 7/23/34; Secured Overnight Financing Rate + 1.55% thereafter)(e)	750,000	744,768
6.75%, 10/1/37	539,000	580,135
3.21%, 4/22/42, (3.21% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.513% thereafter)(e)	500,000	364,588
3.44%, 2/24/43, (3.436% fixed rate until 2/24/42; Secured Overnight Financing Rate + 1.632% thereafter)(e)	500,000	371,478
5.15%, 5/22/45	347,000	305,949
5.56%, 11/19/45, (5.561% fixed rate until 11/19/44; Secured Overnight Financing Rate + 1.58% thereafter)(e)	350,000	335,544
GXO Logistics, Inc.
2.65%, 7/15/31	100,000	84,776
Haleon U.S. Capital LLC
3.63%, 3/24/32	500,000	463,539
Halliburton Co.
4.85%, 11/15/35	208,000	196,197
6.70%, 9/15/38	56,000	60,279
7.45%, 9/15/39	173,000	197,509
4.75%, 8/1/43	157,000	133,037
5.00%, 11/15/45	181,000	155,872
Hanover Insurance Group, Inc.
2.50%, 9/1/30	73,000	63,754
Harley-Davidson, Inc.
4.63%, 7/28/45	108,000	84,694
Hartford Insurance Group, Inc.
4.30%, 4/15/43	143,000	118,092
4.40%, 3/15/48	80,000	65,689
3.60%, 8/19/49	99,000	70,833
Hasbro, Inc.
3.50%, 9/15/27	49,000	47,668
6.35%, 3/15/40	91,000	91,297
HCA, Inc.
4.13%, 6/15/29	301,000	293,252
2.38%, 7/15/31	190,000	162,650
3.63%, 3/15/32	250,000	227,112
5.50%, 6/1/33	350,000	353,464
5.45%, 9/15/34	250,000	248,060
5.13%, 6/15/39	117,000	107,428
5.50%, 6/15/47	132,000	119,725
5.25%, 6/15/49	198,000	171,435
3.50%, 7/15/51	248,000	159,219
4.63%, 3/15/52	200,000	156,815
5.95%, 9/15/54	500,000	471,707
6.10%, 4/1/64	150,000	141,796
Healthcare Realty Holdings LP
3.10%, 2/15/30	140,000	128,358
2.00%, 3/15/31	300,000	252,430
Healthpeak OP LLC
2.88%, 1/15/31	380,000	341,487
Hess Corp.
7.13%, 3/15/33	245,000	273,041
6.00%, 1/15/40	296,000	304,757
Hewlett Packard Enterprise Co.
4.85%, 10/15/31	500,000	496,063
6.20%, 10/15/35	355,000	368,933
6.35%, 10/15/45	227,000	227,211
Highwoods Realty LP
4.20%, 4/15/29	45,000	43,242
3.05%, 2/15/30	105,000	94,676
Home Depot, Inc.
2.80%, 9/14/27	500,000	485,542
5.88%, 12/16/36	500,000	528,790
3.30%, 4/15/40	533,000	416,709
4.25%, 4/1/46	250,000	204,528
3.13%, 12/15/49	200,000	131,015
2.38%, 3/15/51	176,000	96,641
3.63%, 4/15/52	100,000	70,904
Honeywell International, Inc.
4.75%, 2/1/32	500,000	498,106
3.81%, 11/21/47	100,000	75,158
Host Hotels & Resorts LP
3.50%, 9/15/30, Series I	544,000	496,334
Howard University
5.21%, 10/1/52, Series 22A	75,000	64,100
HP, Inc.
6.00%, 9/15/41	195,000	190,674
HSBC USA, Inc.
5.29%, 3/4/27	200,000	203,006
Hubbell, Inc.
3.50%, 2/15/28	61,000	59,519

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
Humana, Inc.
2.15%, 2/3/32	$100,000	$81,971
4.95%, 10/1/44	57,000	47,659
4.80%, 3/15/47	95,000	76,071
5.50%, 3/15/53	110,000	95,636
5.75%, 4/15/54	150,000	134,999
Huntington Bancshares, Inc.
5.02%, 5/17/33, (5.023% fixed rate until 5/17/32; Secured Overnight Financing Rate + 2.05% thereafter)(e)	210,000	204,056
2.49%, 8/15/36, (2.487% fixed rate until 8/15/31; 5-year Constant Maturity Treasury Rate + 1.17% thereafter)(e)	176,000	145,928
Huntington Ingalls Industries, Inc.
4.20%, 5/1/30	242,000	233,671
Huntsman International LLC
4.50%, 5/1/29	110,000	103,052
IBM International Capital Pte. Ltd.
5.25%, 2/5/44	100,000	94,009
5.30%, 2/5/54	300,000	273,294
Indiana Michigan Power Co.
3.85%, 5/15/28	215,000	211,284
3.75%, 7/1/47, Series L	450,000	327,676
Ingersoll Rand, Inc.
5.45%, 6/15/34	500,000	505,197
Ingredion, Inc.
3.20%, 10/1/26	109,000	107,036
Intel Corp.
2.45%, 11/15/29	300,000	271,496
4.15%, 8/5/32	750,000	697,688
5.63%, 2/10/43	250,000	230,095
3.73%, 12/8/47	600,000	407,937
5.70%, 2/10/53	400,000	359,421
5.60%, 2/21/54	800,000	711,704
3.10%, 2/15/60	200,000	107,929
5.05%, 8/5/62	36,000	28,249
Intercontinental Exchange, Inc.
3.75%, 9/21/28	200,000	196,045
4.35%, 6/15/29	25,000	24,947
4.25%, 9/21/48	300,000	241,764
3.00%, 6/15/50	87,000	55,391
3.00%, 9/15/60	250,000	148,064
International Business Machines Corp.
5.00%, 2/10/32, Series ..	500,000	503,881
4.25%, 5/15/49	250,000	197,573
International Flavors & Fragrances, Inc.
5.00%, 9/26/48	83,000	68,276
International Paper Co.
4.80%, 6/15/44	300,000	253,608
4.40%, 8/15/47	20,000	15,637
4.35%, 8/15/48(b)	149,000	115,591
Interpublic Group of Cos., Inc.
5.40%, 10/1/48	120,000	107,818
Interstate Power & Light Co.
4.10%, 9/26/28	125,000	123,357
3.70%, 9/15/46	50,000	36,219
3.50%, 9/30/49	175,000	119,956
3.10%, 11/30/51	198,000	122,412
Intuit, Inc.
5.25%, 9/15/26	100,000	101,120
Invitation Homes Operating Partnership LP
2.00%, 8/15/31	156,000	130,621
4.88%, 2/1/35	250,000	238,095
Jabil, Inc.
3.95%, 1/12/28	93,000	91,519
Jackson Financial, Inc.
5.67%, 6/8/32	119,000	119,202
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.00%, 5/15/32	419,000	361,010
6.75%, 3/15/34	325,000	349,551
6.50%, 12/1/52	270,000	274,063
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.95%, 4/20/35(d)	250,000	255,380
Jefferies Financial Group, Inc.
4.85%, 1/15/27	65,000	65,326
4.15%, 1/23/30	228,000	220,180
2.75%, 10/15/32	120,000	99,379
6.25%, 1/15/36	118,000	120,256
JetBlue Pass-Through Trust
2.75%, 5/15/32, Series 2019-1, Class AA	75,139	64,552
JM Smucker Co.
6.50%, 11/15/53(b)	250,000	263,159
John Deere Capital Corp.
3.35%, 4/18/29	136,000	131,527
4.90%, 3/7/31	500,000	507,688
5.05%, 6/12/34	500,000	500,819
Johnson Controls International PLC
6.00%, 1/15/36	112,000	117,966
4.50%, 2/15/47	120,000	98,215
JPMorgan Chase & Co.
8.00%, 4/29/27	101,000	107,600
3.63%, 12/1/27	200,000	196,332
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month Secured Overnight Financing Rate + 1.599% thereafter)(e)	350,000	345,481
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(e)	250,000	248,946
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(e)	560,000	549,685
4.85%, 7/25/28, (4.851% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.99% thereafter)(e)	132,000	132,733
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.522% thereafter)(e)	335,000	331,357
8.75%, 9/1/30	75,000	88,143

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; 3-month Secured Overnight Financing Rate + 1.25% thereafter)(e)	$500,000	$441,584
4.91%, 7/25/33, (4.912% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.08% thereafter)(e)	1,000,000	991,650
3.88%, 7/24/38, (3.882% fixed rate until 7/24/37; 3-month Secured Overnight Financing Rate + 1.622% thereafter)(e)	665,000	573,053
3.16%, 4/22/42, (3.157% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.46% thereafter)(e)	145,000	106,919
4.85%, 2/1/44	100,000	90,780
4.95%, 6/1/45	350,000	316,579
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month Secured Overnight Financing Rate + 1.482% thereafter)(e)	300,000	230,090
3.33%, 4/22/52, (3.328% fixed rate until 4/22/51; Secured Overnight Financing Rate + 1.58% thereafter)(e)	250,000	170,137
Juniper Networks, Inc.
5.95%, 3/15/41	125,000	121,697
Kellanova
4.50%, 4/1/46	285,000	238,377
Kennametal, Inc.
4.63%, 6/15/28	76,000	75,596
Kentucky Utilities Co.
4.38%, 10/1/45	250,000	202,985
Kenvue, Inc.
5.05%, 3/22/53	250,000	228,471
Keurig Dr. Pepper, Inc.
5.30%, 3/15/34	500,000	504,929
4.50%, 4/15/52	250,000	201,025
KeyBank NA
4.90%, 8/8/32	600,000	566,790
Kilroy Realty LP
4.25%, 8/15/29	50,000	47,282
Kimberly-Clark Corp.
3.20%, 4/25/29	297,000	286,346
Kimco Realty OP LLC
2.25%, 12/1/31	500,000	425,933
4.25%, 4/1/45	100,000	79,590
3.70%, 10/1/49	60,000	42,255
Kinder Morgan Energy Partners LP
7.30%, 8/15/33	229,000	253,271
5.80%, 3/15/35	113,000	114,277
6.50%, 2/1/37	582,000	609,560
6.95%, 1/15/38	500,000	542,232
5.00%, 3/1/43	100,000	86,664
5.40%, 9/1/44	58,000	52,166
Kinder Morgan, Inc.
7.80%, 8/1/31	263,000	299,269
5.20%, 6/1/33	400,000	395,123
5.05%, 2/15/46	70,000	59,833
3.25%, 8/1/50	110,000	68,518
KLA Corp.
3.30%, 3/1/50	70,000	47,453
4.95%, 7/15/52	215,000	191,167
Kraft Heinz Foods Co.
4.25%, 3/1/31(b)	335,000	325,839
5.20%, 7/15/45	266,000	236,504
4.38%, 6/1/46	468,000	370,009
5.50%, 6/1/50	271,000	247,010
Kroger Co.
1.70%, 1/15/31	38,000	32,279
5.00%, 9/15/34	500,000	487,436
5.40%, 7/15/40	165,000	158,339
5.00%, 4/15/42	66,000	58,890
5.15%, 8/1/43	200,000	181,255
4.65%, 1/15/48	189,000	155,233
5.65%, 9/15/64	250,000	231,793
Kyndryl Holdings, Inc.
4.10%, 10/15/41	115,000	88,785
L3Harris Technologies, Inc.
4.40%, 6/15/28	30,000	29,867
4.40%, 6/15/28	36,000	35,912
1.80%, 1/15/31	215,000	183,089
4.85%, 4/27/35	255,000	245,142
5.05%, 4/27/45	125,000	113,884
Laboratory Corp. of America Holdings
3.60%, 9/1/27	185,000	181,821
4.55%, 4/1/32	250,000	244,444
Lam Research Corp.
4.00%, 3/15/29	124,000	122,334
Las Vegas Sands Corp.
3.90%, 8/8/29	59,000	55,430
Lear Corp.
4.25%, 5/15/29	58,000	56,531
2.60%, 1/15/32	250,000	212,542
Leidos, Inc.
2.30%, 2/15/31	340,000	293,809
Lockheed Martin Corp.
4.70%, 5/15/46	200,000	175,029
5.20%, 2/15/64	550,000	494,592
Lowe's Cos., Inc.
3.65%, 4/5/29	86,000	83,459
4.50%, 4/15/30	50,000	49,939
1.70%, 10/15/30	100,000	86,155
3.75%, 4/1/32	685,000	637,823
5.00%, 4/15/40	116,000	107,254
2.80%, 9/15/41	110,000	74,697
3.00%, 10/15/50	396,000	241,076
3.50%, 4/1/51	310,000	205,955
5.75%, 7/1/53	394,000	375,221
5.85%, 4/1/63	250,000	237,278
LPL Holdings, Inc.
5.65%, 3/15/35	400,000	395,091
LYB International Finance BV
5.25%, 7/15/43	110,000	95,546
LYB International Finance III LLC
4.20%, 10/15/49	110,000	78,868

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
4.20%, 5/1/50	$200,000	$143,258
3.80%, 10/1/60	210,000	130,935
M&T Bank Corp.
6.08%, 3/13/32, (6.082% fixed rate until 3/13/31; Secured Overnight Financing Rate + 2.26% thereafter)(e)	350,000	364,373
Marathon Petroleum Corp.
5.15%, 3/1/30(b)	250,000	252,656
5.70%, 3/1/35	250,000	247,525
4.75%, 9/15/44	51,000	41,174
4.50%, 4/1/48	30,000	22,338
Markel Group, Inc.
3.50%, 11/1/27	141,000	137,739
5.00%, 4/5/46	170,000	146,256
6.00%, 5/16/54	100,000	97,595
Marriott International, Inc.
4.90%, 4/15/29	35,000	35,318
4.63%, 6/15/30, Series FF	157,000	155,920
2.85%, 4/15/31, Series HH	221,000	197,842
3.50%, 10/15/32, Series GG	678,000	605,952
Marsh & McLennan Cos., Inc.
4.38%, 3/15/29	59,000	59,029
5.00%, 3/15/35	300,000	295,473
5.35%, 11/15/44	150,000	143,194
5.45%, 3/15/54	200,000	187,909
Martin Marietta Materials, Inc.
2.40%, 7/15/31	521,000	453,752
3.20%, 7/15/51	156,000	99,482
Marvell Technology, Inc.
2.95%, 4/15/31	268,000	239,648
Mastercard, Inc.
2.95%, 11/21/26	25,000	24,585
3.50%, 2/26/28	122,000	120,286
2.95%, 6/1/29	100,000	95,390
3.95%, 2/26/48	300,000	237,406
McCormick & Co., Inc.
3.40%, 8/15/27	60,000	58,662
1.85%, 2/15/31	245,000	208,337
McDonald's Corp.
2.13%, 3/1/30	163,000	146,497
3.60%, 7/1/30	296,000	284,240
4.95%, 8/14/33(b)	230,000	232,013
4.70%, 12/9/35	217,000	209,003
4.88%, 7/15/40(b)	40,000	36,848
3.70%, 2/15/42	200,000	155,717
4.45%, 3/1/47	451,000	373,592
4.45%, 9/1/48	350,000	288,364
MDC Holdings, Inc.
3.97%, 8/6/61(b)	154,000	108,343
Medtronic Global Holdings SCA
4.25%, 3/30/28	61,000	61,098
Medtronic, Inc.
4.63%, 3/15/45	250,000	219,420
Merck & Co., Inc.
3.90%, 3/7/39	500,000	430,261
4.00%, 3/7/49	200,000	155,590
2.90%, 12/10/61	400,000	226,304
MetLife, Inc.
5.30%, 12/15/34	250,000	253,312
10.75%, 8/1/39	2,000	2,615
5.25%, 1/15/54	250,000	230,122
6.35%, 3/15/55, Series G, (6.35% fixed rate until 3/15/35; 5-year Constant Maturity Treasury Rate + 2.078% thereafter)(e)	500,000	503,072
Micron Technology, Inc.
5.33%, 2/6/29	87,000	88,317
5.30%, 1/15/31	500,000	503,092
3.37%, 11/1/41	200,000	142,496
Mid-America Apartments LP
3.95%, 3/15/29	140,000	137,302
MidAmerican Energy Co.
3.10%, 5/1/27	100,000	98,136
3.65%, 4/15/29	110,000	107,375
5.30%, 2/1/55	250,000	229,762
Mississippi Power Co.
3.95%, 3/30/28	110,000	108,912
Molson Coors Beverage Co.
5.00%, 5/1/42	69,000	61,707
4.20%, 7/15/46	220,000	172,473
Mondelez International, Inc.
2.75%, 4/13/30	43,000	39,486
1.88%, 10/15/32(b)	325,000	267,058
2.63%, 9/4/50	100,000	57,854
Montefiore Obligated Group
4.29%, 9/1/50	75,000	49,787
Moody's Corp.
4.25%, 8/8/32	320,000	309,935
5.00%, 8/5/34	250,000	248,654
Morgan Stanley
1.51%, 7/20/27, (1.512% fixed rate until 7/20/26; Secured Overnight Financing Rate + 0.858% thereafter)(e)	114,000	110,029
4.21%, 4/20/28, (4.21% fixed rate until 4/20/27; Secured Overnight Financing Rate + 1.61% thereafter)(e)	180,000	178,743
5.23%, 1/15/31, (5.23% fixed rate until 1/15/30; Secured Overnight Financing Rate + 1.108% thereafter)(e)	250,000	253,994
5.47%, 1/18/35, (5.466% fixed rate until 1/18/34; Secured Overnight Financing Rate + 1.73% thereafter)(e)	500,000	503,364
5.83%, 4/19/35, (5.831% fixed rate until 4/19/34; Secured Overnight Financing Rate + 1.58% thereafter)(e)	750,000	773,742
5.95%, 1/19/38, (5.948% fixed rate until 1/19/33; 5-year Constant Maturity Treasury Rate + 2.43% thereafter)(e)	500,000	504,743
3.97%, 7/22/38(e)	250,000	214,099
5.94%, 2/7/39, (5.942% fixed rate until 2/7/34; 5-year Constant Maturity Treasury Rate + 1.80% thereafter)(e)	500,000	504,662

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
6.38%, 7/24/42	$250,000	$267,707
4.38%, 1/22/47	75,000	62,097
5.60%, 3/24/51, (5.597% fixed rate until 3/24/50; Secured Overnight Financing Rate + 4.84% thereafter)(e)	200,000	193,658
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(e)	500,000	301,182
5.52%, 11/19/55, (5.516% fixed rate until 11/19/54; Secured Overnight Financing Rate + 1.71% thereafter)(e)	150,000	143,019
Mosaic Co.
4.05%, 11/15/27	133,000	131,335
5.63%, 11/15/43	98,000	92,212
Motorola Solutions, Inc.
4.60%, 5/23/29	103,000	102,890
2.75%, 5/24/31	481,000	426,478
Mount Sinai Hospital
3.74%, 7/1/49, Series 2019	170,000	108,918
MPLX LP
2.65%, 8/15/30	110,000	98,465
4.95%, 9/1/32	221,000	215,275
5.50%, 6/1/34	500,000	493,809
4.50%, 4/15/38	150,000	129,589
4.70%, 4/15/48	352,000	277,483
4.95%, 3/14/52	150,000	121,271
5.95%, 4/1/55	150,000	139,086
Mylan, Inc.
4.55%, 4/15/28	41,000	40,095
5.20%, 4/15/48	300,000	226,357
MyMichigan Health
3.41%, 6/1/50, Series 2020	46,000	31,137
Nasdaq, Inc.
1.65%, 1/15/31	190,000	161,979
2.50%, 12/21/40	160,000	107,852
3.95%, 3/7/52	75,000	54,171
6.10%, 6/28/63	150,000	148,518
National Health Investors, Inc.
3.00%, 2/1/31	50,000	43,663
National Rural Utilities Cooperative Finance Corp.
3.70%, 3/15/29	142,000	138,111
Netflix, Inc.
5.40%, 8/15/54	200,000	192,550
Nevada Power Co.
5.90%, 5/1/53, Series GG	250,000	243,540
Newmont Corp.
2.60%, 7/15/32	586,000	512,203
6.25%, 10/1/39	138,000	147,242
5.45%, 6/9/44	75,000	71,195
NextEra Energy Capital Holdings, Inc.
3.50%, 4/1/29	227,000	218,693
2.75%, 11/1/29	60,000	55,552
2.44%, 1/15/32	310,000	265,057
5.05%, 2/28/33	260,000	258,669
3.00%, 1/15/52	370,000	223,958
6.75%, 6/15/54, (6.75% fixed rate until 6/15/34; 5-year Constant Maturity Treasury Rate + 2.457% thereafter)(e)	350,000	360,079
NIKE, Inc.
2.38%, 11/1/26	204,000	198,982
3.38%, 3/27/50	146,000	100,371
NiSource, Inc.
3.60%, 5/1/30	585,000	556,998
5.25%, 2/15/43	25,000	22,890
4.80%, 2/15/44	81,000	70,151
5.65%, 2/1/45	52,000	49,558
4.38%, 5/15/47	131,000	105,010
6.38%, 3/31/55, (6.375% fixed rate until 3/31/35; 5-year Constant Maturity Treasury Rate + 2.527% thereafter)(e)	200,000	198,627
NNN REIT, Inc.
3.50%, 10/15/27	15,000	14,645
2.50%, 4/15/30	200,000	179,842
3.50%, 4/15/51	150,000	100,382
Norfolk Southern Corp.
2.55%, 11/1/29	93,000	85,500
3.95%, 10/1/42	112,000	89,204
3.94%, 11/1/47	113,000	85,832
4.10%, 5/15/49	113,000	86,870
2.90%, 8/25/51	130,000	79,346
3.70%, 3/15/53	710,000	500,845
3.16%, 5/15/55	25,000	15,514
4.10%, 5/15/21	195,000	131,236
Northern States Power Co.
3.60%, 9/15/47	100,000	72,834
Northern Trust Corp.
4.00%, 5/10/27	350,000	348,891
Northrop Grumman Corp.
5.15%, 5/1/40	185,000	177,048
4.03%, 10/15/47	518,000	402,157
5.25%, 5/1/50	205,000	188,796
5.20%, 6/1/54	150,000	136,622
NOV, Inc.
3.95%, 12/1/42	180,000	129,765
NSTAR Electric Co.
4.55%, 6/1/52	150,000	122,120
Nucor Corp.
2.98%, 12/15/55	250,000	146,987
Oaktree Strategic Credit Fund
8.40%, 11/14/28	200,000	214,564
Occidental Petroleum Corp.
6.13%, 1/1/31	250,000	254,907
7.50%, 5/1/31	500,000	539,297
5.38%, 1/1/32	385,000	372,788
5.55%, 10/1/34	265,000	251,030
6.05%, 10/1/54	200,000	174,009
Oglethorpe Power Corp.
5.95%, 11/1/39	110,000	111,329
4.50%, 4/1/47	250,000	199,089
5.25%, 9/1/50	80,000	69,145

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
Oklahoma Gas & Electric Co.
3.80%, 8/15/28	$135,000	$132,869
Omega Healthcare Investors, Inc.
3.63%, 10/1/29	127,000	119,354
Omnicom Group, Inc.
2.45%, 4/30/30	168,000	151,615
Oncor Electric Delivery Co. LLC
5.65%, 11/15/33	350,000	363,005
4.10%, 11/15/48	70,000	53,658
2.70%, 11/15/51	400,000	228,172
ONEOK, Inc.
3.40%, 9/1/29	269,000	254,189
3.25%, 6/1/30	152,000	140,567
6.05%, 9/1/33	150,000	154,164
5.05%, 11/1/34	403,000	384,035
5.15%, 10/15/43	147,000	127,376
4.25%, 9/15/46	123,000	90,688
4.95%, 7/13/47	325,000	265,325
4.20%, 10/3/47	201,000	146,635
4.45%, 9/1/49	100,000	74,863
7.15%, 1/15/51	100,000	106,067
5.70%, 11/1/54	250,000	224,005
Oracle Corp.
2.80%, 4/1/27	137,000	133,112
2.88%, 3/25/31	355,000	320,356
5.25%, 2/3/32	250,000	253,803
4.90%, 2/6/33	250,000	246,700
4.70%, 9/27/34	500,000	477,221
3.90%, 5/15/35	275,000	244,205
3.80%, 11/15/37	740,000	617,684
6.50%, 4/15/38	301,000	320,719
3.60%, 4/1/40	264,000	206,300
5.38%, 7/15/40	570,000	540,314
4.13%, 5/15/45	515,000	397,688
4.00%, 11/15/47	280,000	208,415
3.60%, 4/1/50	233,000	158,290
3.95%, 3/25/51	85,000	60,954
5.55%, 2/6/53	500,000	457,864
4.38%, 5/15/55	183,000	138,891
6.00%, 8/3/55	350,000	339,764
3.85%, 4/1/60	251,000	167,352
4.10%, 3/25/61	470,000	328,558
O'Reilly Automotive, Inc.
4.20%, 4/1/30	225,000	220,915
1.75%, 3/15/31	40,000	33,950
Oshkosh Corp.
4.60%, 5/15/28	46,000	45,827
Otis Worldwide Corp.
2.57%, 2/15/30	448,000	409,124
3.11%, 2/15/40	15,000	11,230
Ovintiv, Inc.
7.20%, 11/1/31	531,000	563,901
Owens Corning
7.00%, 12/1/36	182,000	201,514
4.30%, 7/15/47	74,000	58,349
4.40%, 1/30/48	175,000	139,240
Pacific Gas & Electric Co.
4.55%, 7/1/30	535,000	518,586
2.50%, 2/1/31	505,000	434,478
4.45%, 4/15/42	225,000	175,447
3.75%, 8/15/42	350,000	246,951
4.95%, 7/1/50	226,000	179,711
3.50%, 8/1/50	513,000	325,062
6.75%, 1/15/53	250,000	249,055
5.90%, 10/1/54	200,000	179,367
PacifiCorp
6.25%, 10/15/37	224,000	231,704
4.10%, 2/1/42	250,000	195,972
3.30%, 3/15/51	202,000	127,832
Packaging Corp. of America
3.00%, 12/15/29	132,000	123,314
4.05%, 12/15/49	26,000	19,257
Paramount Global
4.95%, 1/15/31	406,000	393,432
4.85%, 7/1/42	155,000	121,100
5.85%, 9/1/43	152,000	130,702
5.25%, 4/1/44	133,000	102,450
4.60%, 1/15/45	137,000	100,828
4.95%, 5/19/50	105,000	79,310
Parker-Hannifin Corp.
3.25%, 6/14/29	227,000	217,399
4.10%, 3/1/47	90,000	70,506
4.00%, 6/14/49	105,000	80,490
PartnerRe Finance B LLC
4.50%, 10/1/50, (4.50% fixed rate until 10/1/30; 5-year Constant Maturity Treasury Rate + 3.815% thereafter)(e)	50,000	46,391
PayPal Holdings, Inc.
3.25%, 6/1/50	238,000	155,904
5.25%, 6/1/62	100,000	88,397
PECO Energy Co.
2.85%, 9/15/51	100,000	60,876
PepsiCo, Inc.
3.00%, 10/15/27	130,000	126,657
4.45%, 2/15/33	500,000	497,114
5.50%, 1/15/40	185,000	188,546
4.65%, 2/15/53	210,000	180,919
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/33	750,000	737,953
5.11%, 5/19/43	100,000	93,334
5.30%, 5/19/53	250,000	229,347
Pfizer, Inc.
3.45%, 3/15/29	216,000	210,071
7.20%, 3/15/39	500,000	583,631
4.13%, 12/15/46	200,000	159,868
PG&E Recovery Funding LLC
5.26%, 1/15/38, Series A-2	1,050,000	1,044,659
5.54%, 7/15/47, Series A-3	620,000	599,541
PG&E Wildfire Recovery Funding LLC
5.21%, 12/1/47, Series A-4	397,000	371,267
4.67%, 12/1/51, Series A-5	595,000	507,038
5.10%, 6/1/52, Series A-5	675,000	614,705

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
Philip Morris International, Inc.
4.88%, 2/15/28	$510,000	$517,141
5.25%, 2/13/34	250,000	251,602
4.25%, 11/10/44	400,000	331,021
Phillips 66
4.88%, 11/15/44	53,000	44,689
4.90%, 10/1/46	100,000	82,602
3.30%, 3/15/52	465,000	290,427
Phillips 66 Co.
5.25%, 6/15/31	500,000	506,696
Piedmont Natural Gas Co., Inc.
3.64%, 11/1/46	250,000	175,835
Pilgrim's Pride Corp.
6.88%, 5/15/34	300,000	323,642
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26	171,000	170,747
3.55%, 12/15/29	245,000	231,841
6.65%, 1/15/37	252,000	264,809
PNC Financial Services Group, Inc.
5.49%, 5/14/30, (5.492% fixed rate until 5/14/29; Secured Overnight Financing Rate + 1.198% thereafter)(e)	500,000	514,369
5.68%, 1/22/35, (5.676% fixed rate until 1/22/34; Secured Overnight Financing Rate + 1.902% thereafter)(e)	250,000	255,284
Principal Financial Group, Inc.
3.70%, 5/15/29	251,000	242,837
Progress Energy, Inc.
7.75%, 3/1/31	253,000	288,796
Progressive Corp.
6.63%, 3/1/29	105,000	113,102
3.70%, 3/15/52	250,000	180,842
Prologis LP
2.13%, 4/15/27	50,000	48,084
5.00%, 1/31/35	300,000	294,678
Providence St. Joseph Health Obligated Group
3.93%, 10/1/48, Series A	270,000	197,796
Prudential Financial, Inc.
3.88%, 3/27/28	70,000	69,335
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; Secured Overnight Financing Rate + 2.38% thereafter)(e)	43,000	42,155
4.35%, 2/25/50	290,000	234,291
3.70%, 10/1/50, (3.70% fixed rate until 10/1/30; 5-year Constant Maturity Treasury Rate + 3.035% thereafter)(e)	138,000	124,986
6.75%, 3/1/53, (6.75% fixed rate until 3/1/33; 5-year Constant Maturity Treasury Rate + 2.848% thereafter)(e)	250,000	260,669
Public Service Co. of Colorado
3.70%, 6/15/28	267,000	262,527
4.50%, 6/1/52, Series 39	100,000	79,432
5.25%, 4/1/53	300,000	267,058
Public Service Electric & Gas Co.
3.20%, 5/15/29	130,000	124,664
3.80%, 1/1/43	250,000	195,728
5.45%, 3/1/54	250,000	237,968
Public Storage Operating Co.
3.09%, 9/15/27	50,000	48,698
5.10%, 8/1/33	250,000	253,548
Puget Energy, Inc.
5.73%, 3/15/35(d)	250,000	247,768
Puget Sound Energy, Inc.
4.22%, 6/15/48	250,000	194,488
PulteGroup, Inc.
6.00%, 2/15/35	190,000	195,073
QUALCOMM, Inc.
4.80%, 5/20/45	100,000	89,173
3.25%, 5/20/50	250,000	167,897
Quanta Services, Inc.
3.05%, 10/1/41	160,000	110,613
Quest Diagnostics, Inc.
2.95%, 6/30/30	185,000	170,743
2.80%, 6/30/31	500,000	447,809
Raymond James Financial, Inc.
3.75%, 4/1/51	250,000	178,032
Realty Income Corp.
3.65%, 1/15/28	186,000	182,764
4.65%, 3/15/47	135,000	113,394
Regal Rexnord Corp.
6.40%, 4/15/33	227,000	235,310
Regency Centers LP
4.13%, 3/15/28	53,000	52,725
2.95%, 9/15/29	372,000	349,152
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/30	224,000	192,002
Regions Financial Corp.
5.50%, 9/6/35, (5.502% fixed rate until 9/6/34; Secured Overnight Financing Rate + 2.06% thereafter)(e)	300,000	294,595
Reinsurance Group of America, Inc.
6.00%, 9/15/33	323,000	334,452
Republic Services, Inc.
1.45%, 2/15/31	180,000	151,624
1.75%, 2/15/32	303,000	251,805
2.38%, 3/15/33(b)	350,000	294,122
Revvity, Inc.
2.55%, 3/15/31	200,000	173,271
Rockwell Automation, Inc.
3.50%, 3/1/29	168,000	163,075
Roper Technologies, Inc.
1.40%, 9/15/27	50,000	46,733
2.00%, 6/30/30	435,000	382,608
Ross Stores, Inc.
1.88%, 4/15/31	210,000	177,781
Royalty Pharma PLC
2.20%, 9/2/30	290,000	252,981
3.30%, 9/2/40	46,000	33,542
3.55%, 9/2/50	245,000	159,589

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
RPM International, Inc.
3.75%, 3/15/27	$73,000	$71,918
4.55%, 3/1/29(b)	45,000	44,718
2.95%, 1/15/32	205,000	178,624
RTX Corp.
7.20%, 8/15/27	116,000	122,675
4.13%, 11/16/28	139,000	137,623
1.90%, 9/1/31	285,000	240,579
2.38%, 3/15/32	320,000	273,624
5.15%, 2/27/33	250,000	251,894
5.40%, 5/1/35	284,000	287,484
4.45%, 11/16/38	182,000	163,825
4.50%, 6/1/42	299,000	258,809
4.15%, 5/15/45	129,000	103,485
3.75%, 11/1/46	20,000	14,924
4.35%, 4/15/47	252,000	205,287
4.05%, 5/4/47	130,000	100,832
4.63%, 11/16/48	90,000	75,661
2.82%, 9/1/51	60,000	35,893
3.03%, 3/15/52	295,000	183,413
6.40%, 3/15/54	150,000	160,313
Ryder System, Inc.
6.60%, 12/1/33	100,000	108,130
S&P Global, Inc.
4.25%, 5/1/29	154,000	153,088
3.25%, 12/1/49	240,000	166,117
Sabine Pass Liquefaction LLC
5.00%, 3/15/27	60,000	60,284
4.50%, 5/15/30	212,000	208,991
Sabra Health Care LP
3.90%, 10/15/29	174,000	163,098
Salesforce, Inc.
2.70%, 7/15/41	300,000	209,988
2.90%, 7/15/51	165,000	102,757
San Diego Gas & Electric Co.
5.35%, 4/1/53	250,000	226,965
Santander Holdings USA, Inc.
4.40%, 7/13/27	262,000	259,905
6.34%, 5/31/35, (6.342% fixed rate until 5/31/34; Secured Overnight Financing Rate + 2.138% thereafter)(e)	100,000	102,542
Sempra
5.40%, 8/1/26	70,000	70,593
3.40%, 2/1/28	156,000	151,809
3.80%, 2/1/38	400,000	324,035
6.00%, 10/15/39	203,000	201,947
Sherwin-Williams Co.
2.95%, 8/15/29	155,000	145,110
4.50%, 6/1/47	255,000	209,035
Shire Acquisitions Investments Ireland DAC
3.20%, 9/23/26	4,000	3,939
Simon Property Group LP
4.75%, 3/15/42	650,000	570,461
Skyworks Solutions, Inc.
3.00%, 6/1/31	160,000	139,157
Solventum Corp.
5.40%, 3/1/29	200,000	204,162
5.60%, 3/23/34	300,000	302,619
6.00%, 5/15/64	200,000	191,295
Sonoco Products Co.
2.85%, 2/1/32(b)	245,000	212,825
Southern California Edison Co.
4.20%, 3/1/29, Series A	315,000	306,895
6.65%, 4/1/29	258,000	268,643
4.88%, 3/1/49, Series B	413,000	324,375
5.75%, 4/15/54	250,000	220,270
Southern Co.
4.25%, 7/1/36	190,000	171,435
Southern Co. Gas Capital Corp.
5.75%, 9/15/33	448,000	461,516
3.95%, 10/1/46	25,000	18,657
4.40%, 5/30/47	174,000	137,522
Southern Power Co.
5.15%, 9/15/41	195,000	178,254
5.25%, 7/15/43	235,000	214,174
4.95%, 12/15/46, Series F	60,000	50,900
Southwest Gas Corp.
4.15%, 6/1/49	150,000	112,365
Southwestern Electric Power Co.
3.85%, 2/1/48, Series L	50,000	35,245
3.25%, 11/1/51	450,000	279,060
Southwestern Public Service Co.
4.50%, 8/15/41	90,000	76,118
3.70%, 8/15/47	250,000	178,907
Spectra Energy Partners LP
5.95%, 9/25/43	100,000	95,374
Sprint Capital Corp.
8.75%, 3/15/32	222,000	266,076
Stanley Black & Decker, Inc.
4.85%, 11/15/48	210,000	170,360
Starbucks Corp.
4.00%, 11/15/28	33,000	32,533
3.55%, 8/15/29	89,000	85,804
4.80%, 2/15/33	428,000	421,122
4.30%, 6/15/45	100,000	78,798
4.45%, 8/15/49	247,000	197,311
Steel Dynamics, Inc.
3.45%, 4/15/30	133,000	125,120
3.25%, 1/15/31	100,000	91,914
5.25%, 5/15/35	300,000	295,367
STERIS Irish FinCo Unlimited Co.
2.70%, 3/15/31	239,000	211,986
Stryker Corp.
4.85%, 2/10/30	500,000	505,459
4.10%, 4/1/43	25,000	20,267
4.63%, 3/15/46	168,000	144,596
Sutter Health
5.55%, 8/15/53(b)	95,000	91,321
Synchrony Financial
3.70%, 8/4/26	133,000	131,061
3.95%, 12/1/27	110,000	107,019

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
5.15%, 3/19/29	$150,000	$148,823
Synopsys, Inc.
5.00%, 4/1/32	250,000	250,458
5.15%, 4/1/35	500,000	495,399
5.70%, 4/1/55	250,000	239,178
Sysco Corp.
3.25%, 7/15/27	109,000	106,380
5.95%, 4/1/30	433,000	455,689
5.38%, 9/21/35	72,000	71,687
6.60%, 4/1/50	262,000	277,025
3.15%, 12/14/51	150,000	92,992
Tampa Electric Co.
4.10%, 6/15/42	287,000	235,947
Targa Resources Corp.
5.50%, 2/15/35	450,000	440,452
4.95%, 4/15/52	235,000	188,270
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 2/1/31	690,000	673,745
Target Corp.
3.38%, 4/15/29	30,000	29,043
7.00%, 1/15/38	250,000	286,128
4.80%, 1/15/53(b)	150,000	130,528
TC PipeLines LP
3.90%, 5/25/27	97,000	95,712
TD SYNNEX Corp.
2.65%, 8/9/31	203,000	172,340
Teledyne FLIR LLC
2.50%, 8/1/30	135,000	120,782
Teledyne Technologies, Inc.
2.75%, 4/1/31	62,000	55,228
Texas Instruments, Inc.
5.15%, 2/8/54	300,000	274,960
5.05%, 5/18/63	150,000	132,576
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41	300,000	209,545
Thomas Jefferson University
3.85%, 11/1/57	177,000	119,010
Time Warner Cable LLC
7.30%, 7/1/38	176,000	187,394
5.88%, 11/15/40	75,000	70,089
5.50%, 9/1/41	370,000	325,428
Timken Co.
4.50%, 12/15/28	206,000	204,644
T-Mobile USA, Inc.
3.88%, 4/15/30	783,000	755,571
2.25%, 11/15/31	500,000	428,836
5.05%, 7/15/33	400,000	397,004
5.15%, 4/15/34	500,000	499,264
5.30%, 5/15/35	150,000	149,609
4.38%, 4/15/40	75,000	65,120
3.00%, 2/15/41	436,000	312,288
4.50%, 4/15/50	180,000	145,312
3.30%, 2/15/51	298,000	194,010
3.40%, 10/15/52	263,000	172,147
6.00%, 6/15/54	500,000	497,803
5.80%, 9/15/62	282,000	270,243
Toll Brothers Finance Corp.
4.88%, 3/15/27	45,000	45,030
3.80%, 11/1/29(b)	150,000	143,812
Toyota Motor Credit Corp.
1.90%, 1/13/27	728,000	700,579
Trane Technologies Financing Ltd.
3.80%, 3/21/29	166,000	163,127
4.50%, 3/21/49	150,000	123,004
Trane Technologies Global Holding Co. Ltd.
5.75%, 6/15/43	50,000	49,372
Transcontinental Gas Pipe Line Co. LLC
4.60%, 3/15/48	229,000	187,818
Travelers Cos., Inc.
3.75%, 5/15/46	250,000	189,893
4.00%, 5/30/47	250,000	195,359
Trimble, Inc.
4.90%, 6/15/28	175,000	176,681
Truist Financial Corp.
5.44%, 1/24/30, (5.435% fixed rate until 1/24/29; Secured Overnight Financing Rate + 1.62% thereafter)(e)	250,000	255,730
5.15%, 8/5/32, (5.153% fixed rate until 8/5/31; Secured Overnight Financing Rate + 1.571% thereafter)(e)	250,000	251,240
4.92%, 7/28/33, (4.916% fixed rate until 7/28/32; Secured Overnight Financing Rate + 2.24% thereafter)(e)	304,000	292,138
Tucson Electric Power Co.
5.20%, 9/15/34	250,000	246,984
Tyson Foods, Inc.
4.35%, 3/1/29	70,000	69,246
4.88%, 8/15/34	126,000	120,602
5.10%, 9/28/48	289,000	252,986
U.S. Bancorp
5.38%, 1/23/30, (5.384% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.56% thereafter)(e)	500,000	511,682
4.84%, 2/1/34, (4.839% fixed rate until 2/1/33; Secured Overnight Financing Rate + 1.60% thereafter)(e)	350,000	339,827
Uber Technologies, Inc.
4.80%, 9/15/34	500,000	483,442
UDR, Inc.
2.95%, 9/1/26	86,000	84,259
3.20%, 1/15/30	158,000	148,615
Union Electric Co.
5.20%, 4/1/34	250,000	250,265
Union Pacific Corp.
6.63%, 2/1/29	258,000	277,968
2.80%, 2/14/32	300,000	267,026
3.35%, 8/15/46	100,000	70,429
3.25%, 2/5/50	250,000	168,319
2.95%, 3/10/52	125,000	77,423
3.84%, 3/20/60	200,000	140,095

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
4.10%, 9/15/67	$107,000	$76,995
3.80%, 4/6/71	160,000	106,307
United Airlines Pass-Through Trust
4.00%, 4/11/26, Series 2014-1, Class A	18,355	18,180
3.75%, 9/3/26, Series 2014-2, Class A	168,560	166,199
4.15%, 8/25/31, Series 2019-1, Class AA	30,906	29,252
United Parcel Service, Inc.
3.75%, 11/15/47	130,000	95,778
4.25%, 3/15/49	200,000	157,536
5.05%, 3/3/53	135,000	119,166
5.50%, 5/22/54	250,000	236,137
UnitedHealth Group, Inc.
3.38%, 4/15/27	105,000	102,918
3.88%, 12/15/28	129,000	126,125
4.95%, 1/15/32	750,000	746,428
3.50%, 8/15/39	200,000	157,169
4.75%, 7/15/45	102,000	87,190
4.20%, 1/15/47	343,000	265,959
5.05%, 4/15/53	500,000	429,895
5.38%, 4/15/54	250,000	225,320
3.88%, 8/15/59	200,000	135,253
6.05%, 2/15/63	15,000	14,604
5.50%, 4/15/64	373,000	335,470
Universal Health Services, Inc.
2.65%, 1/15/32	310,000	258,056
University of Miami
4.06%, 4/1/52, Series 2022	195,000	149,160
Unum Group
5.75%, 8/15/42	122,000	116,166
4.50%, 12/15/49	75,000	57,924
Valero Energy Corp.
2.15%, 9/15/27	154,000	145,848
2.80%, 12/1/31	275,000	240,293
6.63%, 6/15/37	36,000	37,819
4.90%, 3/15/45	30,000	25,574
3.65%, 12/1/51	97,000	63,616
Valmont Industries, Inc.
5.00%, 10/1/44	55,000	48,345
Ventas Realty LP
4.00%, 3/1/28	65,000	64,008
2.50%, 9/1/31	170,000	148,014
5.63%, 7/1/34	250,000	252,948
Verisk Analytics, Inc.
5.50%, 6/15/45	75,000	70,506
Verizon Communications, Inc.
4.33%, 9/21/28	141,000	140,777
3.88%, 2/8/29	147,000	144,162
3.15%, 3/22/30	109,000	102,283
1.68%, 10/30/30	154,000	131,998
2.55%, 3/21/31	57,000	50,510
2.36%, 3/15/32	885,000	755,015
5.05%, 5/9/33	250,000	250,354
4.50%, 8/10/33	750,000	719,590
4.40%, 11/1/34	141,000	132,242
4.78%, 2/15/35	250,000	240,889
5.25%, 4/2/35	350,000	348,557
4.81%, 3/15/39	250,000	230,984
2.65%, 11/20/40	290,000	200,367
3.40%, 3/22/41	236,000	178,692
2.85%, 9/3/41	254,000	176,314
4.13%, 8/15/46	230,000	180,781
4.86%, 8/21/46	100,000	87,390
4.00%, 3/22/50	299,000	223,034
2.88%, 11/20/50	375,000	227,869
3.55%, 3/22/51	216,000	151,097
5.50%, 2/23/54	200,000	190,183
2.99%, 10/30/56	763,000	447,045
3.70%, 3/22/61	383,000	257,952
Viatris, Inc.
2.70%, 6/22/30	125,000	109,341
3.85%, 6/22/40	71,000	50,505
4.00%, 6/22/50	190,000	121,817
VICI Properties LP
5.75%, 4/1/34	250,000	251,345
6.13%, 4/1/54	250,000	240,007
Virginia Electric & Power Co.
6.00%, 1/15/36, Series B	500,000	519,538
5.70%, 8/15/53	450,000	430,066
Virginia Power Fuel Securitization LLC
4.88%, 5/1/31, Series A-2	735,000	742,829
VMware LLC
3.90%, 8/21/27	162,000	159,853
2.20%, 8/15/31	361,000	308,435
Vontier Corp.
2.95%, 4/1/31	110,000	97,091
Voya Financial, Inc.
4.80%, 6/15/46	52,000	43,679
Vulcan Materials Co.
3.90%, 4/1/27	20,000	19,839
4.50%, 6/15/47	80,000	66,049
4.70%, 3/1/48	255,000	214,932
5.70%, 12/1/54	100,000	96,442
Wachovia Corp.
5.50%, 8/1/35	189,000	188,308
Walt Disney Co.
2.65%, 1/13/31	250,000	227,860
6.65%, 11/15/37	250,000	281,703
3.50%, 5/13/40	250,000	201,034
5.40%, 10/1/43	150,000	147,020
4.75%, 11/15/46	200,000	174,855
3.60%, 1/13/51	250,000	179,899
Warnermedia Holdings, Inc.
5.05%, 3/15/42	875,000	630,316
5.14%, 3/15/52	568,000	368,422
5.39%, 3/15/62	375,000	241,231
Waste Connections, Inc.
3.50%, 5/1/29	76,000	73,707
2.20%, 1/15/32(b)	231,000	197,062
Waste Management, Inc.
3.15%, 11/15/27	175,000	170,626
1.15%, 3/15/28	14,000	12,889
4.95%, 3/15/35	250,000	246,993

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
2.95%, 6/1/41	$150,000	$108,469
WEC Energy Group, Inc.
1.38%, 10/15/27	85,000	79,106
Wells Fargo & Co.
4.30%, 7/22/27	147,000	146,355
4.15%, 1/24/29	600,000	592,635
5.56%, 7/25/34, (5.557% fixed rate until 7/25/33; Secured Overnight Financing Rate + 1.99% thereafter)(e)	500,000	506,715
5.95%, 12/15/36	132,000	131,636
5.61%, 1/15/44	200,000	188,775
3.90%, 5/1/45	300,000	231,068
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(e)	502,000	441,522
4.61%, 4/25/53, (4.611% fixed rate until 4/25/52; Secured Overnight Financing Rate + 2.13% thereafter)(e)	500,000	411,770
Wells Fargo Bank NA
6.60%, 1/15/38	500,000	541,952
Welltower OP LLC
3.10%, 1/15/30	218,000	204,753
2.80%, 6/1/31	130,000	116,434
Western Midstream Operating LP
4.05%, 2/1/30	250,000	237,777
5.45%, 11/15/34	250,000	240,234
5.25%, 2/1/50	220,000	178,877
Westinghouse Air Brake Technologies Corp.
4.70%, 9/15/28	149,000	149,443
Westlake Corp.
2.88%, 8/15/41	300,000	197,558
WestRock MWV LLC
8.20%, 1/15/30	36,000	40,958
Weyerhaeuser Co.
6.95%, 10/1/27	75,000	78,901
7.38%, 3/15/32	327,000	366,216
3.38%, 3/9/33	76,000	67,072
Williams Cos., Inc.
4.90%, 3/15/29	100,000	100,974
2.60%, 3/15/31	130,000	115,130
5.15%, 3/15/34	650,000	639,140
6.30%, 4/15/40	305,000	316,671
5.75%, 6/24/44	43,000	40,988
5.10%, 9/15/45	206,000	180,668
5.80%, 11/15/54	150,000	142,420
Willis North America, Inc.
4.65%, 6/15/27	183,000	183,772
5.90%, 3/5/54	250,000	241,188
Wisconsin Electric Power Co.
4.30%, 10/15/48	200,000	160,190
Wisconsin Power & Light Co.
3.00%, 7/1/29	110,000	103,602
WP Carey, Inc.
5.38%, 6/30/34	250,000	247,238
WR Berkley Corp.
4.75%, 8/1/44	108,000	92,201
4.00%, 5/12/50	185,000	137,955
WRKCo, Inc.
3.00%, 6/15/33	85,000	73,052
WW Grainger, Inc.
4.60%, 6/15/45	150,000	129,922
Xcel Energy, Inc.
1.75%, 3/15/27	160,000	152,372
3.40%, 6/1/30	90,000	84,602
2.35%, 11/15/31	85,000	72,722
5.50%, 3/15/34	250,000	249,345
6.50%, 7/1/36	130,000	136,859
Xylem, Inc.
1.95%, 1/30/28	95,000	89,412
Zimmer Biomet Holdings, Inc.
5.75%, 11/30/39	153,000	151,010
Zoetis, Inc.
3.00%, 9/12/27	173,000	168,214
3.95%, 9/12/47	15,000	11,626
4.45%, 8/20/48	80,000	65,683
3.00%, 5/15/50	165,000	104,073
Total United States		289,848,252
TOTAL CORPORATE BONDS
(Cost: $350,567,641)		332,789,864
FOREIGN GOVERNMENT AGENCIES — 0.2%
Japan — 0.2%
Japan Bank for International Cooperation
2.88%, 7/21/27	250,000	243,718
1.88%, 4/15/31	890,000	778,737
Japan International Cooperation Agency
2.13%, 10/20/26	250,000	242,769
TOTAL FOREIGN GOVERNMENT AGENCIES
(Cost: $1,380,153)		1,265,224
FOREIGN GOVERNMENT OBLIGATIONS — 2.7%
Canada — 0.0%
Province of Manitoba Canada
4.90%, 5/31/34	250,000	252,920
Chile — 0.2%
Chile Government International Bonds
2.45%, 1/31/31	250,000	221,005
4.95%, 1/5/36	480,000	465,102
3.10%, 5/7/41	367,000	267,588
4.00%, 1/31/52(b)	500,000	375,456
Total Chile		1,329,151
Hungary — 0.0%
Hungary Government International Bonds
7.63%, 3/29/41	173,000	192,324
Indonesia — 0.3%
Indonesia Government International Bonds
4.10%, 4/24/28	260,000	259,027
2.85%, 2/14/30	550,000	510,022
4.35%, 1/11/48	425,000	349,181
5.35%, 2/11/49(b)	200,000	190,601

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
4.20%, 10/15/50	$220,000	$174,556
5.45%, 9/20/52	600,000	570,453
4.45%, 4/15/70	387,000	301,510
Total Indonesia		2,355,350
Israel — 0.1%
Israel Government International Bonds
5.75%, 3/12/54	550,000	489,214
State of Israel
2.50%, 1/15/30	250,000	222,975
Total Israel		712,189
Italy — 0.1%
Republic of Italy Government International Bonds
2.88%, 10/17/29	550,000	512,279
4.00%, 10/17/49	350,000	248,102
Total Italy		760,381
Mexico — 0.8%
Mexico Government International Bonds
11.50%, 5/15/26	55,000	59,525
2.66%, 5/24/31	1,163,000	993,212
4.75%, 4/27/32	380,000	355,363
6.35%, 2/9/35	250,000	249,794
6.00%, 5/7/36	550,000	528,615
6.88%, 5/13/37	1,000,000	1,015,728
6.05%, 1/11/40	102,000	95,066
4.28%, 8/14/41	275,000	204,062
4.75%, 3/8/44	354,000	268,627
5.55%, 1/21/45(b)	425,000	367,326
4.60%, 1/23/46	550,000	399,048
4.50%, 1/31/50	303,000	211,901
4.40%, 2/12/52	290,000	194,833
6.40%, 5/7/54	365,000	322,674
3.77%, 5/24/61	745,000	419,788
Total Mexico		5,685,562
Panama — 0.3%
Panama Government International Bonds
8.88%, 9/30/27	280,000	303,294
3.30%, 1/19/33	800,000	631,895
6.70%, 1/26/36	235,000	227,554
4.50%, 4/16/50	300,000	192,070
4.30%, 4/29/53	295,000	180,515
4.50%, 4/1/56	525,000	323,016
3.87%, 7/23/60	300,000	161,550
4.50%, 1/19/63	240,000	145,470
Total Panama		2,165,364
Peru — 0.2%
Peru Government International Bonds
8.75%, 11/21/33	196,000	237,828
3.00%, 1/15/34	346,000	288,426
6.55%, 3/14/37	205,000	218,312
3.30%, 3/11/41	500,000	364,932
5.63%, 11/18/50	70,000	65,325
5.88%, 8/8/54	415,000	392,635
3.60%, 1/15/72	313,000	189,672
3.23%, 7/28/21	110,000	58,018
Total Peru		1,815,148
Philippines — 0.4%
Philippine Government International Bonds
5.25%, 5/14/34	250,000	253,008
Philippines Government International Bonds
3.00%, 2/1/28	1,170,000	1,130,562
9.50%, 2/2/30	180,000	217,192
6.38%, 1/15/32	160,000	173,317
3.70%, 3/1/41	200,000	159,021
3.70%, 2/2/42	455,000	357,138
2.65%, 12/10/45	350,000	221,858
3.20%, 7/6/46	850,000	587,615
Total Philippines		3,099,711
Poland — 0.1%
Republic of Poland Government International Bonds
5.13%, 9/18/34	465,000	461,438
5.50%, 4/4/53	250,000	228,208
Total Poland		689,646
Uruguay — 0.2%
Uruguay Government International Bonds
4.38%, 1/23/31	355,000	351,455
7.63%, 3/21/36	260,000	306,703
4.13%, 11/20/45(b)	159,000	131,683
5.10%, 6/18/50	415,000	373,332
4.98%, 4/20/55	475,000	409,838
Total Uruguay		1,573,011
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $23,204,208)		20,630,757
COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.5%
United States — 6.5%
BANK
2.00%, 11/15/53, Series 2020-BNK29, Class A4	509,000	432,700
2.04%, 2/15/54, Series 2021-BNK31, Class A4	500,000	427,735
5.72%, 6/15/57, Series 2024-BNK47, Class A5	400,000	415,581
3.25%, 7/15/60, Series 2017-BNK6, Class A4	936,320	908,925
2.76%, 9/15/62, Series 2019-BNK20, Class A2	1,295,135	1,201,273
2.55%, 4/15/63, Series 2020-BNK27, Class AS	850,000	733,821
2.13%, 9/15/64, Series 2021-BNK36, Class A2	750,000	714,669
BANK5
5.77%, 6/15/57, Series 2024-5YR7, Class A3	330,000	340,697
5.61%, 8/15/57, Series 2024-5YR9, Class A3	600,000	616,804
BBCMS Mortgage Trust
3.66%, 4/15/55, Series 2022-C15, Class A5*(e)	520,000	472,958

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
4.60%, 6/15/55, Series 2022-C16, Class A5*(e)	$500,000	$482,880
5.83%, 5/15/57, Series 2024-C26, Class A5	500,000	524,248
5.63%, 9/15/57, Series 2024-5C29, Class AS	400,000	405,958
Benchmark Mortgage Trust
2.70%, 9/15/43, Series 2020-IG1, Class A1	289,558	280,594
2.48%, 2/15/53, Series 2020-B16, Class A4	400,000	366,446
4.51%, 5/15/53, Series 2018-B7, Class A4*(e)	625,000	617,053
1.98%, 8/15/54, Series 2021-B28, Class ASB	250,000	228,322
2.58%, 11/15/54, Series 2021-B30, Class A5	400,000	347,191
3.46%, 3/15/55, Series 2022-B33, Class A5	350,000	315,612
3.79%, 4/15/55, Series 2022-B34, Class A5*(e)	250,000	226,983
6.54%, 5/15/55, Series 2023-V2, Class AS*(e)	500,000	517,904
5.52%, 4/15/56, Series 2023-B38, Class A4	354,000	363,623
6.42%, 1/10/57, Series 2024-V5, Class AM*(e)	325,000	337,253
3.72%, 3/15/62, Series 2019-B10, Class A4	1,000,000	959,117
BMO Mortgage Trust
4.81%, 7/15/54, Series 2022-C2, Class A5*(e)	500,000	497,036
5.96%, 9/15/56, Series 2023-C6, Class A5*(e)	500,000	523,052
5.86%, 2/15/57, Series 2024-5C5, Class A3	240,000	248,593
5.60%, 3/15/57, Series 2024-C8, Class A5*(e)	500,000	513,669
CD Mortgage Trust
3.17%, 8/15/50, Series 2017-CD5, Class A3	525,000	508,015
Citigroup Commercial Mortgage Trust
3.15%, 11/15/49, Series 2016-C3, Class A4	616,000	600,728
3.20%, 9/15/50, Series 2017-P8, Class A3	500,000	483,791
3.30%, 11/10/52, Series 2019-GC43, Class AS	500,000	446,564
2.69%, 8/10/56, Series 2019-GC41, Class A2	116,426	113,612
2.87%, 8/10/56, Series 2019-GC41, Class A5	250,000	231,037
COMM Mortgage Trust
2.87%, 8/15/57, Series 2019-GC44, Class ASB	445,589	429,838
CSAIL Commercial Mortgage Trust
4.22%, 8/15/51, Series 2018-CX12, Class A4*(e)	779,577	764,878
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.43%, 1/25/27, Series K063, Class A2*(e)	350,000	345,068
3.19%, 7/25/27, Series K067, Class A2	200,000	195,702
3.19%, 9/25/27, Series K069, Class A2*(e)	614,373	600,391
1.20%, 12/25/27, Series K741, Class AM	275,000	254,389
1.60%, 12/25/27, Series K741, Class A2	500,000	469,311
3.35%, 1/25/28, Series K073, Class A2	750,000	733,779
4.82%, 6/25/28, Series K505, Class A2	600,000	608,096
3.93%, 7/25/28, Series K080, Class A2*(e)	400,000	396,344
4.86%, 10/25/28, Series K511, Class A2	750,000	761,986
5.36%, 1/25/29, Series K517, Class A2*(e)	1,000,000	1,032,013
2.12%, 3/25/29, Series K749, Class A2*(e)	350,000	325,593
2.79%, 6/25/29, Series K095, Class A2	2,000,000	1,893,074
3.00%, 9/25/29, Series K750, Class A2	260,000	248,145
1.23%, 10/25/29, Series K107, Class A1	287,672	270,835
2.07%, 1/25/30, Series K106, Class A2	2,000,000	1,815,951
1.38%, 7/25/30, Series K116, Class A2	1,500,000	1,298,997
1.55%, 10/25/30, Series K121, Class A2	500,000	432,763
1.66%, 12/25/30, Series K124, Class A2	340,000	294,669
3.90%, 12/25/30, Series K158, Class A2*(e)	1,500,000	1,463,159
2.11%, 1/25/31, Series K127, Class A2	1,000,000	886,525
2.13%, 11/25/31, Series K136, Class A2	1,000,000	869,336
2.58%, 5/25/32, Series K145, Class A2	700,000	619,647
2.92%, 6/25/32, Series K146, Class A2	500,000	451,428
3.46%, 11/25/32, Series K154, Class A3*(e)	600,000	557,635
4.50%, 7/25/33, Series K159, Class A2*(e)	1,000,000	989,794
4.90%, 10/25/33, Series K-161, Class A2*(e)	300,000	304,563
5.15%, 12/25/33, Series K-162, Class A2*(e)	600,000	618,491
5.00%, 5/25/34, Series K-164, Class A2	400,000	407,696
4.49%, 9/25/34, Series K-165, Class A2	200,000	196,328
Federal National Mortgage Association-Aces
3.27%, 2/25/29, Series 2019-M5, Class A2	1,394,941	1,350,798
2.89%, 6/25/29, Series 2019-M12, Class A2*(e)	323,593	307,926
2.44%, 10/25/29, Series 2020-M1, Class A2	1,400,000	1,298,727
1.27%, 7/25/30, Series 2020-M42, Class A2	150,000	129,414
1.47%, 11/25/30, Series 2021-M1G, Class A2*(e)	500,000	428,302
1.24%, 1/25/31, Series 2021-M3G, Class A2*(e)	260,000	220,105
3.61%, 2/25/31, Series 2019-M4, Class A2	880,417	842,794

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
1.71%, 11/25/31, Series 2022-M3, Class A2*(e)	$400,000	$336,205
1.93%, 1/25/32, Series 2022-M10, Class A2*(e)	1,000,000	854,562
4.50%, 4/25/33, Series 2023-M1S, Class A2*(e)	100,000	98,779
2.94%, 7/25/39, Series 2016-M11, Class AL	134,150	122,305
GS Mortgage Securities Trust
3.99%, 3/10/51, Series 2018-GS9, Class A4*(e)	750,000	735,318
2.90%, 2/13/53, Series 2020-GC45, Class A2	249,082	239,188
JP Morgan Chase Commercial Mortgage Securities Trust
3.65%, 12/15/49, Series 2016-JP4, Class A4*(e)	132,000	128,717
Morgan Stanley Capital I Trust
3.53%, 6/15/50, Series 2017-H1, Class A5	500,000	488,072
4.18%, 7/15/51, Series 2018-H3, Class A5	1,000,000	979,874
2.57%, 10/15/54, Series 2021-L7, Class A5	450,000	389,235
UBS Commercial Mortgage Trust
3.49%, 8/15/50, Series 2017-C2, Class A4	1,000,000	976,118
Wells Fargo Commercial Mortgage Trust
2.93%, 7/15/48, Series 2016-C35, Class A4	525,000	512,491
3.37%, 10/15/49, Series 2016-LC24, Class AS	860,000	828,057
3.42%, 9/15/50, Series 2017-C39, Class A5	500,000	483,095
3.75%, 3/15/51, Series 2018-C43, Class A3	325,152	317,046
3.58%, 6/15/52, Series 2019-C51, Class AS	750,000	687,908
3.04%, 10/15/52, Series 2019-C53, Class A4	150,000	139,551
2.34%, 4/15/54, Series 2021-C59, Class A4	400,000	350,017
4.00%, 4/15/55, Series 2022-C62, Class A4*(e)	100,000	93,582
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost: $50,670,111)		50,279,054
MUNICIPAL BONDS — 0.2%
United States — 0.2%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
6.90%, 12/1/40, Series A	469,275	514,114
Los Angeles County Public Works Financing Authority
7.62%, 8/1/40	100,000	115,005
Municipal Electric Authority of Georgia
6.64%, 4/1/57, Series A	248,000	262,840
New Jersey Turnpike Authority
7.41%, 1/1/40, Series F	500,000	590,220
Sales Tax Securitization Corp.
4.64%, 1/1/40, Series A	90,000	83,973
San Jose Redevelopment Successor Agency
3.38%, 8/1/34, Series A-T	60,000	54,019
State of Illinois
6.63%, 2/1/35, Series 1	76,923	80,111
University of California
4.86%, 5/15/12, Series AD	56,000	45,328
TOTAL MUNICIPAL BONDS
(Cost: $1,886,205)		1,745,610
ASSET-BACKED SECURITIES — 4.7%
United States — 4.7%
Ally Auto Receivables Trust
5.07%, 10/16/28, Series 2022-3, Class A4	500,000	502,197
4.14%, 7/16/29, Series 2024-2, Class A3	300,000	299,145
American Express Credit Account Master Trust
4.87%, 5/15/28, Series 2023-1, Class A	500,000	502,150
5.23%, 4/15/29, Series 2024-1, Class A	1,000,000	1,017,196
4.80%, 5/15/30, Series 2023-2, Class A	900,000	911,859
5.24%, 4/15/31, Series 2024-2, Class A	540,000	557,569
AmeriCredit Automobile Receivables Trust
5.84%, 7/18/29, Series 2023-2, Class B	500,000	508,818
BA Credit Card Trust
4.79%, 5/15/28, Series 2023-A1, Class A1	1,000,000	1,003,474
4.98%, 11/15/28, Series 2023-A2, Class A2	600,000	605,388
Bridgecrest Lending Auto Securitization Trust
5.83%, 5/15/30, Series 2024-3, Class D	500,000	506,469
Capital One Multi-Asset Execution Trust
4.42%, 5/15/28, Series 2023-A1, Class A	950,000	949,926
2.06%, 8/15/28, Series 2019-A3, Class A3	700,000	680,748
1.39%, 7/15/30, Series 2021-A2, Class A2	1,000,000	914,680
Capital One Prime Auto Receivables Trust
4.76%, 8/15/28, Series 2023-1, Class A4	550,000	552,830
CarMax Auto Owner Trust
6.00%, 7/17/28, Series 2023-4, Class A3	600,000	608,508
4.92%, 10/16/28, Series 2024-1, Class A3	250,000	251,151
5.50%, 1/16/29, Series 2024-2, Class A3	800,000	810,399
4.95%, 8/15/30, Series 2025-1, Class A4	258,000	262,167
Chase Issuance Trust
5.16%, 9/15/28, Series 2023-A1, Class A	275,000	277,602
4.62%, 1/16/29, Series 2024-A1, Class A	1,000,000	1,004,215
5.08%, 9/15/30, Series 2023-A2, Class A	300,000	307,206
4.72%, 1/15/31, Series 2024-A2, Class A	700,000	706,541
Ford Credit Auto Lease Trust
4.78%, 2/15/29, Series 2025-A, Class A4	300,000	302,056
Ford Credit Auto Owner Trust
5.30%, 3/15/28, Series 2022-D, Class A4	550,000	555,113
4.07%, 7/15/29, Series 2024-C, Class A3	750,000	746,592
5.01%, 9/15/29, Series 2024-A, Class A4	500,000	507,967
4.11%, 7/15/30, Series 2024-C, Class A4	500,000	496,893

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2025

Investments in Long Securities	Principal Amount	Value
GM Financial Consumer Automobile Receivables Trust
4.85%, 12/18/28, Series 2024-1, Class A3	$2,050,000	$2,059,433
Harley-Davidson Motorcycle Trust
5.29%, 12/15/31, Series 2024-A, Class A4	500,000	510,992
Honda Auto Receivables Owner Trust
4.57%, 3/21/29, Series 2024-3, Class A3	1,380,000	1,384,661
5.21%, 7/18/30, Series 2024-2, Class A4	1,000,000	1,018,871
Hyundai Auto Receivables Trust
5.54%, 10/16/28, Series 2023-C, Class A3	1,000,000	1,011,250
5.04%, 9/16/30, Series 2024-B, Class B	1,000,000	1,009,969
John Deere Owner Trust
4.96%, 11/15/28, Series 2024-A, Class A3	100,000	100,760
Mercedes-Benz Auto Receivables Trust
4.78%, 12/17/29, Series 2025-1, Class A3	1,000,000	1,009,645
Nissan Auto Lease Trust
4.60%, 11/15/27, Series 2025-A, Class A2A	1,162,000	1,163,000
Nissan Auto Receivables Owner Trust
5.28%, 12/15/28, Series 2024-A, Class A3	500,000	505,152
5.18%, 4/15/31, Series 2024-A, Class A4	500,000	509,776
Santander Drive Auto Receivables Trust
5.77%, 12/15/28, Series 2023-4, Class B	292,000	294,837
Synchrony Card Funding LLC
5.04%, 3/15/30, Series 2024-A1, Class A	1,000,000	1,010,968
4.93%, 7/15/30, Series 2024-A2, Class A	200,000	202,465
Toyota Auto Receivables Owner Trust
3.77%, 2/15/28, Series 2022-C, Class A4	274,000	271,888
5.54%, 8/15/28, Series 2023-D, Class A3	395,000	399,396
4.83%, 11/15/29, Series 2024-C, Class A4	1,240,000	1,256,355
Verizon Master Trust
4.49%, 1/22/29, Series 2023-1, Class A	925,000	924,440
4.17%, 8/20/30, Series 2024-6, Class A1A	1,750,000	1,745,537
Volkswagen Auto Loan Enhanced Trust
5.57%, 4/22/30, Series 2023-2, Class A4	250,000	256,611
WF Card Issuance Trust
4.94%, 2/15/29, Series 2024-A1, Class A	1,000,000	1,010,682
World Financial Network Credit Card Master Note Trust
4.62%, 5/15/31, Series 2024-B, Class A	250,000	250,927
World Omni Auto Receivables Trust
5.27%, 9/17/29, Series 2024-B, Class A3	1,000,000	1,010,298
4.86%, 11/15/30, Series 2025-A, Class A4	400,000	405,706
World Omni Automobile Lease Securitization Trust
5.25%, 9/17/29, Series 2024-A, Class A4	400,000	404,531
TOTAL ASSET-BACKED SECURITIES
(Cost: $36,082,360)		36,077,009
REPURCHASE AGREEMENT — 0.7%
United States — 0.7%
Citigroup, Inc., tri-party repurchase agreement dated 5/30/25 (tri-party custodian: The Bank of New York Mellon Corp.), 4.35% due 6/2/25; Proceeds at maturity – $5,622,037 (fully collateralized by U.S. Treasury Note, 2.00% due 11/15/26; Market value including accrued interest – $5,732,469)
(Cost: $5,620,000)	$5,620,000	$5,620,000
	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 2.9%
United States — 2.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.27%(f)
(Cost: $22,609,853)	22,609,853	22,609,853
TOTAL INVESTMENTS IN LONG SECURITIES BEFORE TBA SALE COMMITMENTS — 103.1%
(Cost: $827,385,155)		793,912,562
TBA Sale Commitments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES TBA SALE COMMITMENTS — (0.4)%
Government National Mortgage Association — (0.3)%
4.00%, 7/15/54(c)	(75,000)	(68,711)
4.50%, 7/15/54(c)	(75,000)	(70,757)
2.00%, 6/20/55(c)	(250,000)	(200,974)
3.50%, 6/20/55(c)	(700,000)	(622,964)
4.00%, 6/20/55(c)	(1,150,000)	(1,053,662)
5.00%, 6/20/55(c)	(250,000)	(242,552)
3.00%, 7/20/55(c)	(25,000)	(21,774)

Total Government National Mortgage Association		(2,281,394)
Uniform Mortgage-Backed Securities — (0.1)%
2.00%, 6/1/40(c)	(350,000)	(316,262)
2.50%, 6/1/40(c)	(575,000)	(530,947)
3.00%, 6/1/40(c)	(225,000)	(212,189)
4.00%, 6/1/40(c)	(25,000)	(24,218)
3.50%, 6/1/55(c)	(150,000)	(133,041)
Total Uniform Mortgage-Backed Securities		(1,216,657)
TOTAL TBA SALE COMMITMENTS
(Proceeds: $3,511,950)		(3,498,051)
Other Liabilities less Assets — (2.7)%		(20,692,342)
NET ASSETS — 100.0%		$769,722,169

*	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2025

(b)	Security, or portion thereof, was on loan at May 31, 2025. At May 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $23,691,587 and the total market value of the collateral held by the Fund was $24,467,166. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,857,313.
(c)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(d)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e)	Rate shown reflects the accrual rate as of May 31, 2025 on securities with variable or step rates.
(f)	Rate shown represents annualized 7-day yield as of May 31, 2025.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$–	$134,517,176	$–	$134,517,176
U.S. Government Obligations	–	188,378,015	–	188,378,015
Corporate Bonds	–	332,789,864	–	332,789,864
Foreign Government Agencies	–	1,265,224	–	1,265,224
Foreign Government Obligations	–	20,630,757	–	20,630,757
Commercial Mortgage-Backed Securities	–	50,279,054	–	50,279,054
Municipal Bonds	–	1,745,610	–	1,745,610
Asset-Backed Securities	–	36,077,009	–	36,077,009
Repurchase Agreement	–	5,620,000	–	5,620,000
Investment of Cash Collateral for Securities Loaned	–	22,609,853	–	22,609,853
Total Investments in Securities	$–	$793,912,562	$–	$793,912,562
Liabilities:
TBA Sale Commitments
U.S. Government Agencies	$–	$(3,498,051)	$–	$(3,498,051)
Total - Net	$–	$790,414,511	$–	$790,414,511

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — 6.6%
Federal Agricultural Mortgage Corp. — 0.5%
3.88%, 9/3/26	$200,000	$199,274
Federal Farm Credit Bank — 2.3%
2.20%, 2/23/27	200,000	193,510
4.50%, 6/7/28	147,000	149,409
4.84%, 8/14/28	100,000	99,961
4.67%, 10/10/28	200,000	199,878
4.25%, 12/15/28	4,000	4,031
4.97%, 3/27/29	200,000	200,693
Total Federal Farm Credit Bank		847,482
Federal Home Loan Bank — 1.3%
1.50%, 6/9/26(a)	100,000	97,028
3.00%, 9/11/26	25,000	24,664
0.92%, 2/26/27	20,000	18,939
3.25%, 6/9/28	100,000	98,167
3.25%, 11/16/28	100,000	97,977
2.00%, 12/14/29	30,000	27,573
4.75%, 3/14/31	125,000	128,678
Total Federal Home Loan Bank		493,026
Federal Home Loan Mortgage Corp. — 1.5%
0.38%, 9/23/25	138,000	136,344
6.75%, 9/15/29	220,000	244,129
5.00%, 12/13/29	100,000	100,002
4.04%, 12/17/29(b)	100,000	83,378
Total Federal Home Loan Mortgage Corp.		563,853
Federal National Mortgage Association — 1.0%
6.25%, 5/15/29	360,000	389,984
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $2,488,982)		2,493,619
U.S. GOVERNMENT OBLIGATIONS — 17.7%
U.S. Treasury Bills — 3.2%
4.30%, 6/3/25*	150,000	149,982
4.31%, 6/10/25*	1,075,000	1,073,996
Total U.S. Treasury Bills		1,223,978
U.S. Treasury Notes — 14.5%
4.88%, 11/30/25	108,500	108,778
0.38%, 1/31/26	20,000	19,494
0.75%, 4/30/26	306,000	296,736
0.75%, 5/31/26	940,000	908,991
0.63%, 7/31/26	500,700	481,161
4.13%, 10/31/26	300,000	300,392
4.25%, 12/31/26	494,600	496,542
4.13%, 1/31/27	960,000	962,400
4.13%, 2/28/27	18,000	18,053
0.50%, 5/31/27	1,715,000	1,603,826
2.75%, 7/31/27	137,500	134,283
3.88%, 10/15/27	92,000	91,989
4.00%, 12/15/27	92,500	92,811
3.75%, 12/31/28	500	498
Total U.S. Treasury Notes		5,515,954
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $6,690,785)		6,739,932
CORPORATE BONDS — 51.0%
Australia — 0.2%
BHP Billiton Finance USA Ltd.
4.75%, 2/28/28	8,000	8,102
5.10%, 9/8/28	12,000	12,262
Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	5,000	5,396
Rio Tinto Finance USA PLC
4.88%, 3/14/30	18,000	18,210
Westpac Banking Corp.
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year Secured Overnight Financing Rate Spread-Adjusted ICE Swap Rate + 2.236% thereafter)(a)	12,000	11,882
4.11%, 7/24/34, (4.11% fixed rate until 7/24/29; 5-year Constant Maturity Treasury Rate + 2.00% thereafter)(a)	8,000	7,671
Total Australia		63,523
Belgium — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/29	46,000	46,653
Bermuda — 0.0%
RenaissanceRe Holdings Ltd.
3.60%, 4/15/29	5,000	4,802
Brazil — 0.0%
Suzano Austria GmbH
2.50%, 9/15/28	12,000	11,037
Canada — 1.9%
Algonquin Power & Utilities Corp.
5.37%, 6/15/26(a)	13,000	13,072
Bank of Montreal
0.95%, 1/22/27, (0.949% fixed rate until 1/22/26; Secured Overnight Financing Rate + 0.603% thereafter)(a)	72,000	70,294
Bank of Nova Scotia
1.05%, 3/2/26	14,000	13,649
1.35%, 6/24/26	5,000	4,844
2.70%, 8/3/26	10,000	9,809
1.30%, 9/15/26	10,000	9,625
5.35%, 12/7/26	10,000	10,126
1.95%, 2/2/27	5,000	4,815
5.25%, 6/12/28	5,000	5,129
5.13%, 2/14/31, (5.13% fixed rate until 2/14/30; Secured Overnight Financing Rate + 1.07% thereafter)(a)	16,000	16,192
Brookfield Finance, Inc.
4.25%, 6/2/26	5,000	4,982
3.90%, 1/25/28	10,000	9,828
4.85%, 3/29/29	10,000	10,019
Canadian Imperial Bank of Commerce
1.25%, 6/22/26	11,000	10,644
5.62%, 7/17/26	15,000	15,192
5.93%, 10/2/26	5,000	5,091
5.26%, 4/8/29	17,000	17,417

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2025

Investments	Principal Amount	Value
4.63%, 9/11/30, (4.631% fixed rate until 9/11/29; Secured Overnight Financing Rate + 1.335% thereafter)(a)	$6,000	$5,975
5.25%, 1/13/31, (5.245% fixed rate until 1/13/30; Secured Overnight Financing Rate + 1.105% thereafter)(a)	13,000	13,220
Canadian National Railway Co.
2.75%, 3/1/26	5,000	4,939
6.90%, 7/15/28	4,000	4,301
Canadian Natural Resources Ltd.
3.85%, 6/1/27	14,000	13,805
5.00%, 12/15/29(c)	6,000	5,986
Canadian Pacific Railway Co.
1.75%, 12/2/26	10,000	9,616
2.88%, 11/15/29	7,000	6,518
2.05%, 3/5/30	8,000	7,133
Cenovus Energy, Inc.
4.25%, 4/15/27	5,000	4,964
CGI, Inc.
1.45%, 9/14/26	5,000	4,806
Emera U.S. Finance LP
3.55%, 6/15/26	8,000	7,900
Enbridge, Inc.
1.60%, 10/4/26	5,000	4,809
5.90%, 11/15/26	10,000	10,169
4.25%, 12/1/26	10,000	9,957
3.70%, 7/15/27	24,000	23,621
3.13%, 11/15/29	12,000	11,219
Fairfax Financial Holdings Ltd.
4.63%, 4/29/30	9,000	8,878
Fortis, Inc.
3.06%, 10/4/26	15,000	14,706
Kinross Gold Corp.
4.50%, 7/15/27	6,000	5,993
Magna International, Inc.
4.15%, 10/1/25	5,000	4,992
5.05%, 3/14/29	5,000	5,063
Manulife Financial Corp.
4.15%, 3/4/26	10,000	9,973
2.48%, 5/19/27	5,000	4,829
4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(a)	10,000	9,855
Nutrien Ltd.
4.00%, 12/15/26	5,000	4,958
4.90%, 3/27/28	9,000	9,095
4.20%, 4/1/29	6,000	5,908
Rogers Communications, Inc.
3.63%, 12/15/25	10,000	9,947
2.90%, 11/15/26	5,000	4,874
3.20%, 3/15/27	11,000	10,759
5.00%, 2/15/29	10,000	10,078
Royal Bank of Canada
4.52%, 10/18/28, (4.522% fixed rate until 10/18/27; Secured Overnight Financing Index + 0.86% thereafter)(a)	6,000	5,997
4.97%, 8/2/30, (4.969% fixed rate until 8/2/29; Secured Overnight Financing Rate + 1.10% thereafter)(a)	56,000	56,454
5.15%, 2/4/31, (5.153% fixed rate until 2/4/30; Secured Overnight Financing Rate + 1.03% thereafter)(a)	13,000	13,201
South Bow USA Infrastructure Holdings LLC
4.91%, 9/1/27(c)	9,000	9,009
5.03%, 10/1/29(c)	7,000	6,950
TELUS Corp.
2.80%, 2/16/27	7,000	6,795
3.70%, 9/15/27	5,000	4,905
Toronto-Dominion Bank
4.69%, 9/15/27	75,000	75,351
5.16%, 1/10/28	14,000	14,238
TR Finance LLC
3.35%, 5/15/26	5,000	4,938
TransCanada PipeLines Ltd.
4.25%, 5/15/28	9,000	8,930
4.10%, 4/15/30(d)	10,000	9,691
Total Canada		716,033
Chile — 0.0%
Enel Americas SA
4.00%, 10/25/26	7,000	6,951
China — 0.8%
Baidu, Inc.
1.72%, 4/9/26(d)	200,000	195,252
Tencent Music Entertainment Group
1.38%, 9/3/25	110,000	109,069
Total China		304,321
Finland — 0.0%
Nokia OYJ
4.38%, 6/12/27	6,000	5,962
France — 0.0%
TotalEnergies Capital International SA
3.46%, 2/19/29	18,000	17,510
Germany — 0.5%
Deutsche Bank AG
4.10%, 1/13/26	182,000	181,353
Ireland — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 1/30/26	300,000	294,233
Italy — 0.0%
Eni USA, Inc.
7.30%, 11/15/27	6,000	6,360
Japan — 1.2%
Honda Motor Co. Ltd.
2.53%, 3/10/27	10,000	9,671
Mitsubishi UFJ Financial Group, Inc.
3.74%, 3/7/29	67,000	65,267
Mizuho Financial Group, Inc.
3.66%, 2/28/27	200,000	196,510

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2025

Investments	Principal Amount	Value
ORIX Corp.
5.00%, 9/13/27	$5,000	$5,043
4.65%, 9/10/29	10,000	9,983
Sumitomo Mitsui Financial Group, Inc.
3.54%, 1/17/28	125,000	122,297
Toyota Motor Corp.
2.76%, 7/2/29	70,000	65,841
Total Japan		474,612
Luxembourg — 0.1%
ArcelorMittal SA
6.55%, 11/29/27	9,000	9,337
4.25%, 7/16/29	12,000	11,731
Total Luxembourg		21,068
Netherlands — 0.1%
Ahold Finance USA LLC
6.88%, 5/1/29	4,000	4,335
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.40%, 6/1/27	14,000	13,984
4.30%, 6/18/29	14,000	13,737
Total Netherlands		32,056
Spain — 0.3%
Banco Santander SA
4.18%, 3/24/28, (4.175% fixed rate until 3/24/27; 1-year Constant Maturity Treasury Rate + 2.00% thereafter)(a)	101,000	100,062
Switzerland — 0.4%
ABB Finance USA, Inc.
3.80%, 4/3/28	5,000	4,961
Holcim Finance US LLC
4.95%, 4/7/30(c)	16,000	16,110
UBS AG
1.25%, 8/7/26	135,000	130,075
Total Switzerland		151,146
United Kingdom — 2.9%
Astrazeneca Finance LLC
1.20%, 5/28/26	80,000	77,697
4.90%, 3/3/30	11,000	11,223
Barclays PLC
5.50%, 8/9/28, (5.501% fixed rate until 8/9/27; 1-year Constant Maturity Treasury Rate + 2.65% thereafter)(a)	247,000	250,746
BAT Capital Corp.
3.56%, 8/15/27	48,000	46,962
3.46%, 9/6/29	23,000	21,883
4.91%, 4/2/30	15,000	15,086
GlaxoSmithKline Capital PLC
3.38%, 6/1/29	16,000	15,427
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/28	12,000	11,901
HSBC Holdings PLC
5.55%, 3/4/30, (5.546% fixed rate until 3/4/29; Secured Overnight Financing Rate + 1.46% thereafter)(a)	200,000	204,650
Marex Group PLC
6.40%, 11/4/29	4,000	4,079
National Grid PLC
5.60%, 6/12/28	5,000	5,145
NatWest Group PLC
1.64%, 6/14/27, (1.642% fixed rate until 6/14/26; 1-year Constant Maturity Treasury Rate + 0.90% thereafter)(a)	200,000	193,770
RELX Capital, Inc.
4.00%, 3/18/29	4,000	3,949
4.75%, 3/27/30	11,000	11,099
Santander U.K. Group Holdings PLC
2.47%, 1/11/28, (2.469% fixed rate until 1/11/27; Secured Overnight Financing Rate + 1.22% thereafter)(a)	141,000	135,560
Smith & Nephew PLC
5.15%, 3/20/27	5,000	5,047
Unilever Capital Corp.
2.90%, 5/5/27	100,000	97,806
Vodafone Group PLC
7.88%, 2/15/30	5,000	5,717
Total United Kingdom		1,117,747
United States — 41.7%
3M Co.
2.25%, 9/19/26(d)	5,000	4,863
2.88%, 10/15/27	5,000	4,826
3.63%, 9/14/28	5,000	4,886
3.38%, 3/1/29	5,000	4,807
2.38%, 8/26/29	9,000	8,285
3.05%, 4/15/30	9,000	8,397
AbbVie, Inc.
2.95%, 11/21/26	8,000	7,844
4.80%, 3/15/27	2,000	2,019
4.80%, 3/15/29	28,000	28,417
3.20%, 11/21/29(d)	78,000	74,026
Adobe, Inc.
4.75%, 1/17/28	38,000	38,601
4.80%, 4/4/29	7,000	7,147
AEP Texas, Inc.
5.45%, 5/15/29	38,000	38,920
AES Corp.
5.45%, 6/1/28	6,000	6,083
Aflac, Inc.
1.13%, 3/15/26	5,000	4,872
2.88%, 10/15/26	5,000	4,900
AGCO Corp.
5.45%, 3/21/27	5,000	5,047
Agilent Technologies, Inc.
4.20%, 9/9/27	6,000	5,969
2.75%, 9/15/29	7,000	6,499
Air Lease Corp.
5.30%, 2/1/28	5,000	5,096
5.10%, 3/1/29	12,000	12,199
3.25%, 10/1/29	22,000	20,774
3.00%, 2/1/30	13,000	12,058

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2025

Investments	Principal Amount	Value
Air Products & Chemicals, Inc.
1.85%, 5/15/27	$2,000	$1,914
4.60%, 2/8/29	6,000	6,064
Aircastle Ltd.
4.25%, 6/15/26	10,000	9,929
Albemarle Corp.
4.65%, 6/1/27(d)	8,000	7,909
Alexandria Real Estate Equities, Inc.
4.30%, 1/15/26	5,000	4,993
3.80%, 4/15/26	5,000	4,962
3.95%, 1/15/27	5,000	4,951
2.75%, 12/15/29	8,000	7,306
Allegion PLC
3.50%, 10/1/29	4,000	3,808
Allegion U.S. Holding Co., Inc.
3.55%, 10/1/27	11,000	10,732
Allstate Corp.
0.75%, 12/15/25	5,000	4,903
3.28%, 12/15/26	12,000	11,796
Ally Financial, Inc.
2.20%, 11/2/28	21,000	19,174
6.99%, 6/13/29, (6.992% fixed rate until 6/13/28; Secured Overnight Financing Rate + 3.26% thereafter)(a)	15,000	15,677
Altria Group, Inc.
6.20%, 11/1/28	6,000	6,306
4.80%, 2/14/29	17,000	17,069
Amcor Finance USA, Inc.
3.63%, 4/28/26	12,000	11,882
Amcor Flexibles North America, Inc.
5.10%, 3/17/30(c)	9,000	9,065
Amcor Group Finance PLC
5.45%, 5/23/29	6,000	6,119
Ameren Corp.
3.65%, 2/15/26	5,000	4,966
5.70%, 12/1/26	5,000	5,080
1.95%, 3/15/27	11,000	10,540
Ameren Illinois Co.
3.80%, 5/15/28	5,000	4,946
American Airlines Pass-Through Trust
3.38%, 5/1/27, Series 2015-1, Class A	17,983	17,350
3.65%, 2/15/29, Series 2017-1, Class AA	3,075	2,948
3.35%, 10/15/29, Series 2017-2, Class AA	9,938	9,374
American Electric Power Co., Inc.
7.05%, 12/15/54, (7.05% fixed rate until 12/15/29; 5-year Constant Maturity Treasury Rate + 2.75% thereafter)(a)	3,000	3,086
American Express Co.
3.13%, 5/20/26	2,000	1,977
2.55%, 3/4/27	3,000	2,911
3.30%, 5/3/27	15,000	14,732
5.53%, 4/25/30, (5.532% fixed rate until 4/25/29; Secured Overnight Financing Index + 1.09% thereafter)(a)	33,000	34,112
5.09%, 1/30/31, (5.085% fixed rate until 1/30/30; Secured Overnight Financing Index + 1.02% thereafter)(a)	14,000	14,216
American Homes 4 Rent LP
4.90%, 2/15/29	8,000	8,045
American Honda Finance Corp.
1.30%, 9/9/26	5,000	4,800
2.30%, 9/9/26	5,000	4,861
2.35%, 1/8/27	5,000	4,832
4.90%, 3/12/27	6,000	6,039
4.70%, 1/12/28	28,000	28,130
3.50%, 2/15/28	5,000	4,869
2.00%, 3/24/28	5,000	4,670
5.13%, 7/7/28	5,000	5,082
American International Group, Inc.
5.75%, 4/1/48, Series A-9, (5.75% fixed rate until 4/1/28; Secured Overnight Financing Rate + 2.868% thereafter)(a)	6,000	6,009
American National Group, Inc.
5.00%, 6/15/27	6,000	5,999
5.75%, 10/1/29	5,000	5,088
American Tower Corp.
2.75%, 1/15/27	27,000	26,230
3.65%, 3/15/27	7,000	6,891
3.55%, 7/15/27	8,000	7,838
3.60%, 1/15/28	2,000	1,955
1.50%, 1/31/28	2,000	1,849
5.50%, 3/15/28	2,000	2,046
5.25%, 7/15/28	23,000	23,462
5.80%, 11/15/28	2,000	2,078
5.20%, 2/15/29	2,000	2,038
3.95%, 3/15/29	2,000	1,949
3.80%, 8/15/29	25,000	24,132
2.90%, 1/15/30	5,000	4,618
American Water Capital Corp.
2.95%, 9/1/27(d)	12,000	11,646
3.45%, 6/1/29	7,000	6,725
Ameriprise Financial, Inc.
2.88%, 9/15/26	5,000	4,910
5.70%, 12/15/28	5,000	5,213
Amgen, Inc.
2.20%, 2/21/27	56,000	53,961
3.20%, 11/2/27	3,000	2,917
5.15%, 3/2/28	11,000	11,203
1.65%, 8/15/28	3,000	2,753
3.00%, 2/22/29	2,000	1,897
4.05%, 8/18/29	23,000	22,537
2.45%, 2/21/30	43,000	39,012
Amphenol Corp.
5.05%, 4/5/27	5,000	5,069
5.05%, 4/5/29	7,000	7,159
4.35%, 6/1/29	9,000	8,988
2.80%, 2/15/30	3,000	2,791
Analog Devices, Inc.
3.50%, 12/5/26	10,000	9,891
3.45%, 6/15/27	5,000	4,928

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2025

Investments	Principal Amount	Value
Aon Corp.
3.75%, 5/2/29	$7,000	$6,803
Aon North America, Inc.
5.13%, 3/1/27	10,000	10,109
5.15%, 3/1/29	10,000	10,205
Apollo Debt Solutions BDC
6.90%, 4/13/29	4,000	4,149
Applied Materials, Inc.
3.30%, 4/1/27	10,000	9,852
4.80%, 6/15/29	4,000	4,080
AppLovin Corp.
5.13%, 12/1/29	7,000	7,055
Aptiv Swiss Holdings Ltd.
4.35%, 3/15/29	6,000	5,869
Arch Capital Finance LLC
4.01%, 12/15/26	5,000	4,959
Archer-Daniels-Midland Co.
2.50%, 8/11/26	10,000	9,791
Ares Capital Corp.
7.00%, 1/15/27	10,000	10,312
2.88%, 6/15/27	8,000	7,685
5.95%, 7/15/29	25,000	25,439
Ares Management Corp.
6.38%, 11/10/28	4,000	4,217
Ares Strategic Income Fund
6.35%, 8/15/29	5,000	5,068
5.60%, 2/15/30	10,000	9,838
Arizona Public Service Co.
2.60%, 8/15/29	4,000	3,691
Arrow Electronics, Inc.
5.15%, 8/21/29(d)	8,000	8,086
Arthur J Gallagher & Co.
4.60%, 12/15/27	11,000	11,032
4.85%, 12/15/29	8,000	8,071
Assurant, Inc.
3.70%, 2/22/30	4,000	3,762
AT&T, Inc.
4.35%, 3/1/29	67,000	66,700
4.30%, 2/15/30(d)	50,000	49,500
Athene Holding Ltd.
4.13%, 1/12/28	14,000	13,771
Atlassian Corp.
5.25%, 5/15/29	4,000	4,081
Atmos Energy Corp.
3.00%, 6/15/27	5,000	4,881
Autodesk, Inc.
3.50%, 6/15/27	6,000	5,896
2.85%, 1/15/30	4,000	3,712
AutoNation, Inc.
1.95%, 8/1/28	4,000	3,679
AutoZone, Inc.
3.13%, 4/21/26	15,000	14,828
5.10%, 7/15/29	17,000	17,329
AvalonBay Communities, Inc.
3.30%, 6/1/29	10,000	9,563
Avangrid, Inc.
3.80%, 6/1/29	7,000	6,763
Avnet, Inc.
4.63%, 4/15/26	5,000	4,992
6.25%, 3/15/28	6,000	6,199
AXIS Specialty Finance LLC
4.90%, 1/15/40, (4.90% fixed rate until 1/15/30; 5-year Constant Maturity Treasury Rate + 3.186% thereafter)(a)	8,000	7,599
Bain Capital Specialty Finance, Inc.
2.95%, 3/10/26	10,000	9,839
2.55%, 10/13/26	5,000	4,808
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26	5,000	4,827
3.34%, 12/15/27	11,000	10,762
Baltimore Gas & Electric Co.
2.40%, 8/15/26	5,000	4,886
Bank of America Corp.
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(a)	11,000	10,643
2.55%, 2/4/28, (2.551% fixed rate until 2/4/27; Secured Overnight Financing Rate + 1.05% thereafter)(a)	4,000	3,867
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month Secured Overnight Financing Rate + 1.632% thereafter)(a)	45,000	44,056
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	129,000	125,196
4.98%, 1/24/29, (4.979% fixed rate until 1/24/28; Secured Overnight Financing Rate + 0.83% thereafter)(a)	106,000	107,079
2.09%, 6/14/29, (2.087% fixed rate until 6/14/28; Secured Overnight Financing Rate + 1.06% thereafter)(a)	70,000	64,999
3.97%, 2/7/30, (3.974% fixed rate until 2/7/29; 3-month Secured Overnight Financing Rate + 1.472% thereafter)(a)	15,000	14,637
2.88%, 10/22/30, (2.884% fixed rate until 10/22/29; 3-month Secured Overnight Financing Rate + 1.452% thereafter)(a)	46,000	42,640
Bank of New York Mellon Corp.
3.00%, 10/30/28	4,000	3,821
3.30%, 8/23/29	10,000	9,532
Barings BDC, Inc.
7.00%, 2/15/29	5,000	5,148
Baxter International, Inc.
1.92%, 2/1/27	25,000	23,914
2.27%, 12/1/28	10,000	9,233
Becton Dickinson & Co.
4.69%, 2/13/28	6,000	6,027
5.08%, 6/7/29	22,000	22,334
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	16,000	15,581

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2025

Investments	Principal Amount	Value
Berry Global, Inc.
1.57%, 1/15/26	$30,000	$29,385
BGC Group, Inc.
6.60%, 6/10/29	3,000	3,084
6.15%, 4/2/30(c)	7,000	7,007
Biogen, Inc.
4.05%, 9/15/25	18,000	17,992
Bio-Rad Laboratories, Inc.
3.30%, 3/15/27	5,000	4,882
Black Hills Corp.
3.95%, 1/15/26	5,000	4,975
3.15%, 1/15/27	13,000	12,697
BlackRock TCP Capital Corp.
6.95%, 5/30/29(d)	5,000	5,065
Blackstone Private Credit Fund
3.25%, 3/15/27	23,000	22,247
5.60%, 11/22/29(d)	20,000	19,882
Blackstone Secured Lending Fund
2.85%, 9/30/28	24,000	22,163
Blue Owl Capital Corp.
3.40%, 7/15/26	10,000	9,793
2.63%, 1/15/27	5,000	4,782
5.95%, 3/15/29(d)	17,000	17,003
Blue Owl Credit Income Corp.
3.13%, 9/23/26	5,000	4,838
4.70%, 2/8/27	5,000	4,946
7.95%, 6/13/28	12,000	12,705
6.60%, 9/15/29	8,000	8,182
5.80%, 3/15/30	8,000	7,925
Blue Owl Technology Finance Corp.
6.10%, 3/15/28(c)	7,000	6,949
6.75%, 4/4/29	5,000	5,037
BNSF Funding Trust I
6.61%, 12/15/55, (6.613% fixed rate until 1/15/26; Secured Overnight Financing Rate + 2.35% thereafter)(a)	5,000	5,017
Boardwalk Pipelines LP
5.95%, 6/1/26	5,000	5,042
4.80%, 5/3/29	9,000	9,034
Boeing Co.
2.75%, 2/1/26	107,000	105,700
6.26%, 5/1/27	40,000	41,155
2.95%, 2/1/30	23,000	21,124
Booking Holdings, Inc.
3.60%, 6/1/26	10,000	9,925
3.55%, 3/15/28	5,000	4,897
4.63%, 4/13/30	9,000	9,050
BorgWarner, Inc.
2.65%, 7/1/27	13,000	12,491
4.95%, 8/15/29	4,000	4,020
Boston Properties LP
6.75%, 12/1/27	5,000	5,218
3.40%, 6/21/29	19,000	17,836
BP Capital Markets America, Inc.
3.12%, 5/4/26	10,000	9,893
3.02%, 1/16/27	10,000	9,800
3.54%, 4/6/27	5,000	4,937
3.59%, 4/14/27	5,000	4,938
3.94%, 9/21/28	10,000	9,856
4.23%, 11/6/28	5,000	4,975
4.70%, 4/10/29	21,000	21,211
4.87%, 11/25/29	4,000	4,057
3.63%, 4/6/30	8,000	7,691
BP Capital Markets PLC
3.28%, 9/19/27	10,000	9,776
3.72%, 11/28/28	5,000	4,889
Brighthouse Financial, Inc.
3.70%, 6/22/27	10,000	9,774
Bristol-Myers Squibb Co.
1.13%, 11/13/27	62,000	57,701
4.90%, 2/22/29	6,000	6,115
3.40%, 7/26/29	14,000	13,478
Brixmor Operating Partnership LP
4.13%, 6/15/26	14,000	13,931
4.13%, 5/15/29	8,000	7,790
Broadcom, Inc.
5.05%, 7/12/29	43,000	43,791
4.35%, 2/15/30	51,000	50,413
5.05%, 4/15/30	16,000	16,263
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	5,000	4,927
2.90%, 12/1/29	6,000	5,553
Bunge Ltd. Finance Corp.
4.10%, 1/7/28	9,000	8,936
4.20%, 9/17/29(d)	9,000	8,889
Burlington Northern Santa Fe LLC
7.00%, 12/15/25	5,000	5,067
3.25%, 6/15/27	5,000	4,920
Cadence Design Systems, Inc.
4.30%, 9/10/29	9,000	8,939
Camden Property Trust
5.85%, 11/3/26	5,000	5,090
4.10%, 10/15/28	5,000	4,954
3.15%, 7/1/29	3,000	2,844
Campbell Soup Co.
5.20%, 3/19/27	9,000	9,108
5.20%, 3/21/29	9,000	9,162
Capital One Financial Corp.
1.88%, 11/2/27, (1.878% fixed rate until 11/2/26; Secured Overnight Financing Rate + 0.855% thereafter)(a)	32,000	30,777
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(a)	19,000	19,792
5.46%, 7/26/30, (5.463% fixed rate until 7/26/29; Secured Overnight Financing Rate + 1.56% thereafter)(a)	73,000	74,389
Cardinal Health, Inc.
5.00%, 11/15/29	18,000	18,216
Carlisle Cos., Inc.
3.75%, 12/1/27	7,000	6,860

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2025

Investments	Principal Amount	Value
Carrier Global Corp.
2.49%, 2/15/27	$16,000	$15,508
2.72%, 2/15/30	12,000	11,052
Caterpillar Financial Services Corp.
1.15%, 9/14/26	50,000	48,075
1.70%, 1/8/27	13,000	12,531
4.80%, 1/8/30	7,000	7,134
Cboe Global Markets, Inc.
3.65%, 1/12/27	5,000	4,936
CBRE Services, Inc.
5.50%, 4/1/29	5,000	5,141
CDW LLC/CDW Finance Corp.
2.67%, 12/1/26	10,000	9,700
3.28%, 12/1/28	10,000	9,498
5.10%, 3/1/30	7,000	7,000
Celanese U.S. Holdings LLC
1.40%, 8/5/26	5,000	4,800
6.42%, 7/15/27	32,000	32,809
Cencora, Inc.
4.63%, 12/15/27	25,000	25,136
Centene Corp.
4.25%, 12/15/27	22,000	21,517
2.45%, 7/15/28	24,000	22,124
4.63%, 12/15/29	11,000	10,597
3.38%, 2/15/30	23,000	20,967
CenterPoint Energy Houston Electric LLC
2.40%, 9/1/26, Series Z	5,000	4,874
3.00%, 2/1/27, Series AA	5,000	4,888
5.20%, 10/1/28	5,000	5,121
CenterPoint Energy Resources Corp.
5.25%, 3/1/28	5,000	5,103
CenterPoint Energy, Inc.
1.45%, 6/1/26	12,000	11,637
5.40%, 6/1/29	4,000	4,114
7.00%, 2/15/55, Series A, (7.00% fixed rate until 2/15/30; 5-year Constant Maturity Treasury Rate + 3.254% thereafter)(a)	5,000	5,146
Charles Schwab Corp.
3.45%, 2/13/26	5,000	4,962
0.90%, 3/11/26	10,000	9,728
1.15%, 5/13/26	9,000	8,731
5.88%, 8/24/26	10,000	10,162
3.20%, 3/2/27	5,000	4,907
3.30%, 4/1/27(d)	5,000	4,915
3.20%, 1/25/28	5,000	4,869
2.00%, 3/20/28	10,000	9,423
4.00%, 2/1/29	5,000	4,956
5.64%, 5/19/29, (5.643% fixed rate until 5/19/28; Secured Overnight Financing Rate + 2.21% thereafter)(a)	10,000	10,360
6.20%, 11/17/29, (6.196% fixed rate until 11/17/28; Secured Overnight Financing Rate + 1.878% thereafter)(a)	10,000	10,578
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26	13,000	13,236
2.25%, 1/15/29(d)	31,000	28,344
6.10%, 6/1/29	15,000	15,619
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	12,000	12,097
3.70%, 11/15/29	9,000	8,630
Cheniere Energy Partners LP
4.50%, 10/1/29	11,000	10,786
Cheniere Energy, Inc.
4.63%, 10/15/28	6,000	5,945
Chubb INA Holdings LLC
3.35%, 5/3/26	15,000	14,856
4.65%, 8/15/29	3,000	3,031
Church & Dwight Co., Inc.
3.15%, 8/1/27	5,000	4,877
Cigna Group
4.50%, 2/25/26	15,000	14,996
1.25%, 3/15/26	8,000	7,792
5.00%, 5/15/29	37,000	37,575
2.40%, 3/15/30	10,000	9,018
Cincinnati Financial Corp.
6.92%, 5/15/28	5,000	5,355
Cintas Corp. No. 2
3.70%, 4/1/27	10,000	9,898
Cisco Systems, Inc.
4.80%, 2/26/27	10,000	10,104
4.85%, 2/26/29	25,000	25,510
4.75%, 2/24/30	7,000	7,120
Citigroup, Inc.
1.46%, 6/9/27, (1.462% fixed rate until 6/9/26; Secured Overnight Financing Rate + 0.77% thereafter)(a)	25,000	24,180
3.07%, 2/24/28, (3.07% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.28% thereafter)(a)	20,000	19,470
4.66%, 5/24/28, (4.658% fixed rate until 5/24/27; Secured Overnight Financing Rate + 1.887% thereafter)(a)	85,000	85,027
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month Secured Overnight Financing Rate + 1.652% thereafter)(a)	20,000	19,561
5.17%, 2/13/30, (5.174% fixed rate until 2/13/29; Secured Overnight Financing Rate + 1.364% thereafter)(a)	21,000	21,284
4.54%, 9/19/30, (4.542% fixed rate until 9/19/29; Secured Overnight Financing Rate + 1.338% thereafter)(a)	147,000	145,149
5.59%, 11/19/34, (5.592% fixed rate until 11/19/29; 5-year Constant Maturity Treasury Rate + 1.28% thereafter)(a)	19,000	19,034
Citizens Financial Group, Inc.
2.85%, 7/27/26	13,000	12,745

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2025

Investments	Principal Amount	Value
5.84%, 1/23/30, (5.841% fixed rate until 1/23/29; Secured Overnight Financing Rate + 2.01% thereafter)(a)	$7,000	$7,185
5.25%, 3/5/31, (5.253% fixed rate until 3/5/30; Secured Overnight Financing Rate + 1.259% thereafter)(a)	12,000	12,027
Cleco Corporate Holdings LLC
3.74%, 5/1/26	2,000	1,977
Clorox Co.
4.40%, 5/1/29	11,000	11,009
CMS Energy Corp.
3.00%, 5/15/26	3,000	2,956
CNA Financial Corp.
3.45%, 8/15/27	10,000	9,768
3.90%, 5/1/29	4,000	3,887
CNH Industrial Capital LLC
4.55%, 4/10/28	6,000	5,986
5.10%, 4/20/29(d)	14,000	14,182
CNH Industrial NV
3.85%, 11/15/27	7,000	6,923
CNO Financial Group, Inc.
5.25%, 5/30/29	4,000	3,995
Coca-Cola Co.
2.90%, 5/25/27	15,000	14,690
1.45%, 6/1/27	5,000	4,760
1.50%, 3/5/28	5,000	4,675
1.00%, 3/15/28(d)	10,000	9,240
2.13%, 9/6/29	5,000	4,614
Coca-Cola Consolidated, Inc.
5.25%, 6/1/29	5,000	5,117
Colgate-Palmolive Co.
4.60%, 3/1/28	8,000	8,132
Comcast Corp.
2.35%, 1/15/27	10,000	9,692
5.35%, 11/15/27	5,000	5,122
3.15%, 2/15/28	15,000	14,559
3.55%, 5/1/28	20,000	19,595
4.15%, 10/15/28	35,000	34,796
4.55%, 1/15/29	5,000	5,034
5.10%, 6/1/29	9,000	9,236
3.40%, 4/1/30	9,000	8,552
Comerica, Inc.
4.00%, 2/1/29	2,000	1,938
5.98%, 1/30/30, (5.982% fixed rate until 1/30/29; Secured Overnight Financing Rate + 2.155% thereafter)(a)	9,000	9,154
CommonSpirit Health
3.35%, 10/1/29	8,000	7,568
Commonwealth Edison Co.
2.55%, 6/15/26	5,000	4,907
2.95%, 8/15/27, Series 122	5,000	4,861
3.70%, 8/15/28	5,000	4,920
2.20%, 3/1/30	12,000	10,823
Conagra Brands, Inc.
5.30%, 10/1/26	14,000	14,109
4.85%, 11/1/28	17,000	17,077
Concentrix Corp.
6.65%, 8/2/26	10,000	10,179
6.60%, 8/2/28(d)	6,000	6,297
ConocoPhillips Co.
4.40%, 7/15/27(c)	10,000	9,986
6.95%, 4/15/29	6,000	6,512
4.70%, 1/15/30	10,000	10,054
Conopco, Inc.
7.25%, 12/15/26, Series E	8,000	8,349
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27, Series B	5,000	4,865
4.00%, 12/1/28, Series D	5,000	4,953
Constellation Brands, Inc.
5.00%, 2/2/26	26,000	26,006
3.70%, 12/6/26	5,000	4,944
3.15%, 8/1/29	19,000	17,907
Constellation Energy Generation LLC
3.25%, 6/1/25	10,000	10,000
5.60%, 3/1/28	5,000	5,158
Consumers Energy Co.
4.65%, 3/1/28	36,000	36,360
4.90%, 2/15/29	9,000	9,141
Continental Resources, Inc.
4.38%, 1/15/28	14,000	13,708
COPT Defense Properties LP
2.00%, 1/15/29	5,000	4,484
Corebridge Financial, Inc.
3.85%, 4/5/29	16,000	15,536
6.88%, 12/15/52, (6.875% fixed rate until 12/15/27; 5-year Constant Maturity Treasury Rate + 3.846% thereafter)(a)	11,000	11,189
Costco Wholesale Corp.
3.00%, 5/18/27	10,000	9,812
1.38%, 6/20/27	10,000	9,484
Coterra Energy, Inc.
4.38%, 3/15/29	13,000	12,806
Crown Castle, Inc.
2.90%, 3/15/27	48,000	46,563
3.65%, 9/1/27	19,000	18,567
5.00%, 1/11/28	5,000	5,032
5.60%, 6/1/29	8,000	8,221
3.10%, 11/15/29	19,000	17,698
CSX Corp.
2.60%, 11/1/26	10,000	9,752
4.25%, 3/15/29	12,000	11,929
2.40%, 2/15/30	3,000	2,741
CubeSmart LP
4.00%, 11/15/25	10,000	9,965
3.13%, 9/1/26	5,000	4,896
3.00%, 2/15/30	6,000	5,525
Cummins, Inc.
4.90%, 2/20/29	4,000	4,083
CVS Health Corp.
5.00%, 1/30/29	12,000	12,086
3.25%, 8/15/29	67,000	62,986
5.13%, 2/21/30(d)	22,000	22,137

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2025

Investments	Principal Amount	Value
3.75%, 4/1/30	$20,000	$18,941
Darden Restaurants, Inc.
4.35%, 10/15/27	5,000	4,982
4.55%, 10/15/29	7,000	6,943
DCP Midstream Operating LP
5.13%, 5/15/29	8,000	8,076
Dell International LLC/EMC Corp.
5.30%, 10/1/29	34,000	34,704
4.35%, 2/1/30	16,000	15,728
5.00%, 4/1/30	10,000	10,055
Delta Air Lines Pass-Through Trust
2.00%, 6/10/28, Series 2020-1, Class AA	8,771	8,250
Devon Energy Corp.
4.50%, 1/15/30(d)	7,000	6,822
DH Europe Finance II SARL
2.60%, 11/15/29	7,000	6,486
Diamondback Energy, Inc.
3.25%, 12/1/26	10,000	9,813
5.20%, 4/18/27	12,000	12,121
5.15%, 1/30/30	12,000	12,152
Digital Realty Trust LP
3.70%, 8/15/27	14,000	13,786
3.60%, 7/1/29	14,000	13,472
Discover Financial Services
4.50%, 1/30/26	11,000	10,986
4.10%, 2/9/27	20,000	19,844
Discovery Communications LLC
4.13%, 5/15/29	45,000	41,869
DOC DR LLC
4.30%, 3/15/27	9,000	8,953
Dollar General Corp.
5.20%, 7/5/28	18,000	18,250
Dollar Tree, Inc.
4.20%, 5/15/28	8,000	7,871
Dominion Energy, Inc.
3.90%, 10/1/25	10,000	9,979
1.45%, 4/15/26, Series A	5,000	4,868
2.85%, 8/15/26, Series D	5,000	4,896
3.60%, 3/15/27, Series B	5,000	4,929
3.38%, 4/1/30, Series C(d)	9,000	8,452
Dow Chemical Co.
7.38%, 11/1/29	6,000	6,606
DR Horton, Inc.
2.60%, 10/15/25	5,000	4,965
1.30%, 10/15/26	5,000	4,791
DTE Electric Co.
4.85%, 12/1/26	5,000	5,053
1.90%, 4/1/28, Series A	19,000	17,833
2.25%, 3/1/30	11,000	9,954
DTE Energy Co.
2.85%, 10/1/26	5,000	4,891
3.40%, 6/15/29, Series C	16,000	15,226
Duke Energy Carolinas LLC
3.95%, 11/15/28	5,000	4,949
2.45%, 8/15/29	37,000	34,270
Duke Energy Florida LLC
2.50%, 12/1/29	8,000	7,381
Duke Energy Florida Project Finance LLC
2.54%, 9/1/29, Series 2026	6,519	6,257
Duke Energy Ohio, Inc.
3.65%, 2/1/29	5,000	4,887
Duke Energy Progress LLC
3.70%, 9/1/28	30,000	29,492
3.45%, 3/15/29	5,000	4,839
DuPont de Nemours, Inc.
4.49%, 11/15/25	16,000	15,991
4.73%, 11/15/28	13,000	13,163
DXC Technology Co.
1.80%, 9/15/26	10,000	9,624
2.38%, 9/15/28	5,000	4,584
Eastman Chemical Co.
5.00%, 8/1/29	8,000	8,042
Eaton Corp.
3.10%, 9/15/27	5,000	4,887
4.35%, 5/18/28	5,000	5,022
Eaton Vance Corp.
3.50%, 4/6/27	5,000	4,924
eBay, Inc.
1.40%, 5/10/26	10,000	9,712
3.60%, 6/5/27	10,000	9,852
2.70%, 3/11/30	9,000	8,269
Ecolab, Inc.
1.65%, 2/1/27	19,000	18,225
Edwards Lifesciences Corp.
4.30%, 6/15/28	4,000	3,983
EIDP, Inc.
4.50%, 5/15/26	10,000	10,007
Elevance Health, Inc.
2.88%, 9/15/29	21,000	19,582
4.75%, 2/15/30	14,000	14,059
Eli Lilly & Co.
5.00%, 2/27/26	2,000	2,000
4.15%, 8/14/27	2,000	2,004
4.50%, 2/9/29	8,000	8,068
3.38%, 3/15/29	7,000	6,807
4.20%, 8/14/29	19,000	18,974
4.75%, 2/12/30	7,000	7,116
Emerson Electric Co.
1.80%, 10/15/27(d)	19,000	18,006
Enact Holdings, Inc.
6.25%, 5/28/29	5,000	5,142
Energy Transfer LP
5.55%, 2/15/28	9,000	9,220
5.25%, 7/1/29	12,000	12,204
4.15%, 9/15/29	47,000	45,833
5.20%, 4/1/30	7,000	7,075
EnLink Midstream LLC
5.38%, 6/1/29	4,000	4,066
EnLink Midstream Partners LP
4.85%, 7/15/26	10,000	10,013

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2025

Investments	Principal Amount	Value
Enstar Finance LLC
5.50%, 1/15/42, (5.50% fixed rate until 1/15/27; 5-year Constant Maturity Treasury Rate + 4.006% thereafter)(a)	$5,000	$4,875
Enstar Group Ltd.
4.95%, 6/1/29	4,000	3,977
Entergy Arkansas LLC
4.00%, 6/1/28	5,000	4,960
Entergy Corp.
0.90%, 9/15/25	10,000	9,893
2.95%, 9/1/26	10,000	9,810
7.13%, 12/1/54, (7.125% fixed rate until 12/1/29; 5-year Constant Maturity Treasury Rate + 2.67% thereafter)(a)	10,000	10,257
Entergy Louisiana LLC
2.40%, 10/1/26	5,000	4,878
3.12%, 9/1/27	5,000	4,864
3.25%, 4/1/28	5,000	4,862
Entergy Mississippi LLC
2.85%, 6/1/28	5,000	4,792
Enterprise Products Operating LLC
4.60%, 1/11/27	58,000	58,288
3.95%, 2/15/27	5,000	4,971
4.15%, 10/16/28(d)	10,000	9,936
5.38%, 2/15/78, (5.375% fixed rate until 2/15/28; 3-month Secured Overnight Financing Rate + 2.832% thereafter)(a)(d)	18,000	17,549
EOG Resources, Inc.
4.38%, 4/15/30	7,000	6,943
EPR Properties
4.75%, 12/15/26	13,000	12,943
3.75%, 8/15/29	8,000	7,551
EQT Corp.
5.70%, 4/1/28	7,000	7,159
5.00%, 1/15/29	11,000	11,014
7.00%, 2/1/30	16,000	17,148
Equifax, Inc.
5.10%, 6/1/28	9,000	9,112
4.80%, 9/15/29	8,000	7,989
Equinix, Inc.
3.20%, 11/18/29	21,000	19,780
Equitable Holdings, Inc.
4.35%, 4/20/28	11,000	10,931
ERP Operating LP
3.38%, 6/1/25	5,000	5,000
2.85%, 11/1/26	5,000	4,894
3.25%, 8/1/27	5,000	4,880
3.50%, 3/1/28	5,000	4,891
4.15%, 12/1/28	5,000	4,962
2.50%, 2/15/30	8,000	7,297
Essent Group Ltd.
6.25%, 7/1/29	4,000	4,122
Essential Utilities, Inc.
3.57%, 5/1/29	5,000	4,798
Essex Portfolio LP
3.38%, 4/15/26	10,000	9,890
4.00%, 3/1/29	9,000	8,781
Estee Lauder Cos., Inc.
3.15%, 3/15/27	5,000	4,899
2.38%, 12/1/29	8,000	7,316
Evergy Kansas Central, Inc.
2.55%, 7/1/26	5,000	4,907
3.10%, 4/1/27	5,000	4,894
Eversource Energy
2.90%, 3/1/27	38,000	36,973
4.60%, 7/1/27	14,000	14,028
5.45%, 3/1/28	15,000	15,334
Exelon Corp.
3.95%, 6/15/25	10,000	10,002
3.40%, 4/15/26	10,000	9,902
2.75%, 3/15/27	10,000	9,710
5.15%, 3/15/29	8,000	8,157
Expedia Group, Inc.
4.63%, 8/1/27	12,000	12,007
3.25%, 2/15/30	16,000	14,926
Extra Space Storage LP
3.88%, 12/15/27	17,000	16,712
4.00%, 6/15/29	8,000	7,773
F&G Annuities & Life, Inc.
7.40%, 1/13/28	7,000	7,287
6.50%, 6/4/29	4,000	4,092
FactSet Research Systems, Inc.
2.90%, 3/1/27	5,000	4,850
Federal Realty OP LP
1.25%, 2/15/26	5,000	4,880
5.38%, 5/1/28	6,000	6,118
3.20%, 6/15/29	4,000	3,767
FedEx Corp.
3.10%, 8/5/29	9,000	8,474
3.10%, 8/5/29(c)	8,000	7,498
Fidelity National Information Services, Inc.
1.15%, 3/1/26	12,000	11,697
1.65%, 3/1/28	6,000	5,562
3.75%, 5/21/29	4,000	3,855
Fifth Third Bancorp
1.71%, 11/1/27, (1.707% fixed rate until 11/1/26; Secured Overnight Financing Rate + 0.685% thereafter)(a)	19,000	18,239
6.34%, 7/27/29, (6.339% fixed rate until 7/27/28; Secured Overnight Financing Rate + 2.34% thereafter)(a)	8,000	8,371
4.77%, 7/28/30, (4.772% fixed rate until 7/28/29; Secured Overnight Financing Index + 2.127% thereafter)(a)	7,000	6,980
4.90%, 9/6/30, (4.895% fixed rate until 9/6/29; Secured Overnight Financing Rate + 1.486% thereafter)(a)(d)	20,000	20,061
FirstEnergy Corp.
3.90%, 7/15/27, Series B	18,000	17,737
FirstEnergy Transmission LLC
4.55%, 1/15/30	3,000	2,972

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2025

Investments	Principal Amount	Value
Fiserv, Inc.
5.15%, 3/15/27	$28,000	$28,302
3.50%, 7/1/29	40,000	38,162
4.75%, 3/15/30	11,000	10,974
Flex Ltd.
4.75%, 6/15/25	5,000	5,000
3.75%, 2/1/26	10,000	9,925
6.00%, 1/15/28	6,000	6,162
4.88%, 6/15/29	5,000	4,986
Flowers Foods, Inc.
3.50%, 10/1/26	7,000	6,880
FMC Corp.
5.15%, 5/18/26	25,000	25,158
3.20%, 10/1/26	5,000	4,889
FNB Corp.
5.72%, 12/11/30, (5.722% fixed rate until 12/11/29; Secured Overnight Financing Index + 1.93% thereafter)(a)	4,000	3,957
Ford Motor Co.
4.35%, 12/8/26	176,000	173,620
6.63%, 10/1/28	134,000	139,709
Fortinet, Inc.
1.00%, 3/15/26	6,000	5,834
Fortive Corp.
3.15%, 6/15/26	10,000	9,853
Fortune Brands Innovations, Inc.
3.25%, 9/15/29	5,000	4,699
Fox Corp.
4.71%, 1/25/29	14,000	14,038
Freeport-McMoRan, Inc.
4.13%, 3/1/28	7,000	6,887
5.25%, 9/1/29	9,000	9,086
FS KKR Capital Corp.
3.25%, 7/15/27	19,000	18,054
6.88%, 8/15/29	4,000	4,070
6.13%, 1/15/30	8,000	7,883
GATX Corp.
3.50%, 3/15/28	5,000	4,860
4.70%, 4/1/29	9,000	8,995
GE HealthCare Technologies, Inc.
4.80%, 8/14/29	19,000	19,111
General Dynamics Corp.
2.63%, 11/15/27	13,000	12,543
3.75%, 5/15/28	5,000	4,957
General Mills, Inc.
4.20%, 4/17/28	11,000	10,949
5.50%, 10/17/28	14,000	14,442
2.88%, 4/15/30	13,000	11,972
General Motors Financial Co., Inc.
5.40%, 5/8/27	19,000	19,173
3.85%, 1/5/28	39,000	37,902
5.55%, 7/15/29	41,000	41,449
4.90%, 10/6/29	61,000	60,143
5.35%, 1/7/30	36,000	36,052
Genpact Luxembourg Sarl/Genpact USA, Inc.
1.75%, 4/10/26	17,000	16,526
Genuine Parts Co.
4.95%, 8/15/29	12,000	12,114
Georgia Power Co.
3.25%, 4/1/26	19,000	18,817
2.65%, 9/15/29, Series B	40,000	37,236
Georgia-Pacific LLC
7.75%, 11/15/29	4,000	4,516
Gilead Sciences, Inc.
1.20%, 10/1/27(d)	39,000	36,496
4.80%, 11/15/29	13,000	13,183
Global Payments, Inc.
2.15%, 1/15/27	26,000	24,982
3.20%, 8/15/29	14,000	13,105
Globe Life, Inc.
4.55%, 9/15/28(d)	4,000	3,997
GLP Capital LP/GLP Financing II, Inc.
5.38%, 4/15/26	10,000	9,985
5.30%, 1/15/29	11,000	11,044
4.00%, 1/15/30	4,000	3,783
Goldman Sachs BDC, Inc.
2.88%, 1/15/26	5,000	4,936
6.38%, 3/11/27	5,000	5,102
Goldman Sachs Group, Inc.
2.64%, 2/24/28, (2.64% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.114% thereafter)(a)	276,000	266,719
5.21%, 1/28/31, (5.207% fixed rate until 1/28/30; Secured Overnight Financing Rate + 1.078% thereafter)(a)	56,000	56,836
Golub Capital BDC, Inc.
2.05%, 2/15/27	10,000	9,452
6.00%, 7/15/29	8,000	8,100
Golub Capital Private Credit Fund
5.80%, 9/12/29(c)	4,000	3,963
GXO Logistics, Inc.
1.65%, 7/15/26	10,000	9,635
6.25%, 5/6/29	3,000	3,077
Halliburton Co.
2.92%, 3/1/30	7,000	6,432
Hartford Insurance Group, Inc.
2.80%, 8/19/29	4,000	3,730
Hasbro, Inc.
3.50%, 9/15/27	5,000	4,864
3.90%, 11/19/29	10,000	9,543
HCA, Inc.
4.50%, 2/15/27	4,000	3,989
3.13%, 3/15/27	50,000	48,758
4.13%, 6/15/29	34,000	33,125
5.25%, 3/1/30	9,000	9,140
Healthcare Realty Holdings LP
3.50%, 8/1/26	5,000	4,920
3.75%, 7/1/27	8,000	7,826
3.10%, 2/15/30	5,000	4,584

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2025

Investments	Principal Amount	Value
Healthpeak OP LLC
4.00%, 6/1/25	$5,000	$5,000
3.25%, 7/15/26	10,000	9,850
1.35%, 2/1/27	5,000	4,746
3.50%, 7/15/29	4,000	3,817
3.00%, 1/15/30	6,000	5,556
HEICO Corp.
5.25%, 8/1/28	4,000	4,089
Helmerich & Payne, Inc.
4.85%, 12/1/29(c)	4,000	3,782
Hercules Capital, Inc.
2.63%, 9/16/26	5,000	4,809
3.38%, 1/20/27(d)	5,000	4,824
Hershey Co.
2.30%, 8/15/26	5,000	4,890
4.25%, 5/4/28	10,000	10,053
4.75%, 2/24/30	3,000	3,040
Hess Corp.
4.30%, 4/1/27	20,000	19,930
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	22,000	22,015
1.75%, 4/1/26	10,000	9,765
5.25%, 7/1/28	22,000	22,419
4.55%, 10/15/29	13,000	12,897
Hexcel Corp.
4.20%, 2/15/27	5,000	4,944
HF Sinclair Corp.
5.00%, 2/1/28	10,000	9,955
Highwoods Realty LP
4.20%, 4/15/29	4,000	3,844
3.05%, 2/15/30	5,000	4,508
Home Depot, Inc.
2.88%, 4/15/27	76,000	74,272
2.95%, 6/15/29	17,000	16,162
2.70%, 4/15/30	10,000	9,254
Honeywell International, Inc.
1.10%, 3/1/27	35,000	33,123
4.70%, 2/1/30	15,000	15,129
Hormel Foods Corp.
4.80%, 3/30/27	5,000	5,047
1.70%, 6/3/28	4,000	3,712
Host Hotels & Resorts LP
4.50%, 2/1/26, Series F	10,000	9,971
Howmet Aerospace, Inc.
5.90%, 2/1/27	5,000	5,116
3.00%, 1/15/29(d)	10,000	9,518
HP, Inc.
4.75%, 1/15/28	19,000	19,060
4.00%, 4/15/29	13,000	12,600
HPS Corporate Lending Fund
5.45%, 1/14/28	16,000	15,998
Hubbell, Inc.
3.50%, 2/15/28	11,000	10,733
Humana, Inc.
1.35%, 2/3/27	8,000	7,620
5.75%, 3/1/28	11,000	11,294
3.13%, 8/15/29	10,000	9,318
Huntington Bancshares, Inc.
4.44%, 8/4/28, (4.443% fixed rate until 8/4/27; Secured Overnight Financing Rate + 1.97% thereafter)(a)	66,000	65,902
Huntington Ingalls Industries, Inc.
3.48%, 12/1/27	10,000	9,739
2.04%, 8/16/28	8,000	7,378
Huntsman International LLC
4.50%, 5/1/29	5,000	4,684
Hyatt Hotels Corp.
5.75%, 1/30/27	12,000	12,211
5.25%, 6/30/29	6,000	6,049
IDEX Corp.
4.95%, 9/1/29	4,000	4,029
Illinois Tool Works, Inc.
2.65%, 11/15/26	10,000	9,801
Illumina, Inc.
5.75%, 12/13/27	20,000	20,420
Indiana Michigan Power Co.
3.85%, 5/15/28	4,000	3,931
Ingersoll Rand, Inc.
5.40%, 8/14/28	5,000	5,137
5.18%, 6/15/29	9,000	9,179
Ingredion, Inc.
3.20%, 10/1/26	14,000	13,748
Intel Corp.
3.75%, 3/25/27	2,000	1,972
3.75%, 8/5/27	10,000	9,821
4.88%, 2/10/28	35,000	35,293
1.60%, 8/12/28	15,000	13,671
2.45%, 11/15/29	34,000	30,770
3.90%, 3/25/30	9,000	8,621
Intercontinental Exchange, Inc.
4.35%, 6/15/29	28,000	27,940
International Business Machines Corp.
6.22%, 8/1/27	60,000	62,407
6.50%, 1/15/28	19,000	20,012
Interpublic Group of Cos., Inc.
4.75%, 3/30/30	7,000	7,029
Intuit, Inc.
5.13%, 9/15/28	7,000	7,193
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	4,000	3,714
IQVIA, Inc.
6.25%, 2/1/29	12,000	12,456
ITC Holdings Corp.
3.35%, 11/15/27	8,000	7,786
Jabil, Inc.
4.25%, 5/15/27	19,000	18,854
5.45%, 2/1/29	7,000	7,112
Jackson Financial, Inc.
5.17%, 6/8/27	5,000	5,046
Jacobs Engineering Group, Inc.
6.35%, 8/18/28	4,000	4,183

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2025

Investments	Principal Amount	Value
JB Hunt Transport Services, Inc.
3.88%, 3/1/26	$10,000	$9,942
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. SARL
3.00%, 2/2/29	18,000	16,955
5.50%, 1/15/30(d)	3,000	3,037
Jefferies Financial Group, Inc.
4.85%, 1/15/27	10,000	10,050
5.88%, 7/21/28	16,000	16,439
JM Smucker Co.
5.90%, 11/15/28	11,000	11,529
John Deere Capital Corp.
1.30%, 10/13/26	5,000	4,802
4.85%, 3/5/27	5,000	5,054
1.75%, 3/9/27	3,000	2,873
2.80%, 9/8/27	5,000	4,845
4.75%, 1/20/28	10,000	10,139
4.90%, 3/3/28	16,000	16,313
1.50%, 3/6/28	5,000	4,652
3.45%, 3/7/29	5,000	4,848
2.80%, 7/18/29	49,000	46,225
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 4/19/29	4,000	4,128
JPMorgan Chase & Co.
1.04%, 2/4/27, (1.04% fixed rate until 2/4/26; 3-month Secured Overnight Financing Rate + 0.695% thereafter)(a)	55,000	53,685
1.47%, 9/22/27, (1.47% fixed rate until 9/22/26; Secured Overnight Financing Rate + 0.765% thereafter)(a)	75,000	72,034
3.63%, 12/1/27	25,000	24,541
2.95%, 2/24/28, (2.947% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.17% thereafter)(a)	3,000	2,920
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	5,000	4,908
2.18%, 6/1/28, (2.182% fixed rate until 6/1/27; Secured Overnight Financing Rate + 1.89% thereafter)(a)	3,000	2,864
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(a)	55,000	53,554
4.92%, 1/24/29, (4.915% fixed rate until 1/24/28; Secured Overnight Financing Rate + 0.80% thereafter)(a)	88,000	88,799
2.07%, 6/1/29, (2.069% fixed rate until 6/1/28; Secured Overnight Financing Rate + 1.015% thereafter)(a)	45,000	41,856
4.60%, 10/22/30, (4.603% fixed rate until 10/22/29; Secured Overnight Financing Rate + 1.04% thereafter)(a)	43,000	42,772
5.14%, 1/24/31, (5.14% fixed rate until 1/24/30; Secured Overnight Financing Rate + 1.01% thereafter)(a)	81,000	82,299
Juniper Networks, Inc.
1.20%, 12/10/25	5,000	4,911
Kellanova
4.30%, 5/15/28	16,000	16,025
Kenvue, Inc.
5.05%, 3/22/28(d)	10,000	10,252
Keurig Dr. Pepper, Inc.
2.55%, 9/15/26	5,000	4,879
5.10%, 3/15/27	9,000	9,088
3.95%, 4/15/29	20,000	19,555
KeyCorp
2.55%, 10/1/29(d)	33,000	30,090
5.12%, 4/4/31, (5.121% fixed rate until 4/4/30; Secured Overnight Financing Index + 1.227% thereafter)(a)(d)	6,000	5,987
Keysight Technologies, Inc.
4.60%, 4/6/27	9,000	9,019
3.00%, 10/30/29	4,000	3,721
Kilroy Realty LP
3.05%, 2/15/30	9,000	7,971
Kimberly-Clark Corp.
3.20%, 4/25/29	10,000	9,641
3.10%, 3/26/30	7,000	6,624
Kimco Realty OP LLC
2.80%, 10/1/26	5,000	4,882
1.90%, 3/1/28	5,000	4,672
Kinder Morgan, Inc.
1.75%, 11/15/26	17,000	16,343
5.10%, 8/1/29	22,000	22,323
KLA Corp.
4.10%, 3/15/29	15,000	14,892
Kraft Heinz Foods Co.
3.00%, 6/1/26	15,000	14,772
3.88%, 5/15/27	20,000	19,772
4.63%, 1/30/29	4,000	4,013
Kroger Co.
2.65%, 10/15/26	10,000	9,763
4.50%, 1/15/29	8,000	8,029
Kyndryl Holdings, Inc.
2.05%, 10/15/26	10,000	9,647
L3Harris Technologies, Inc.
5.40%, 1/15/27	26,000	26,373
5.05%, 6/1/29	12,000	12,189
Laboratory Corp. of America Holdings
3.60%, 9/1/27	10,000	9,828
2.95%, 12/1/29	6,000	5,584
Lam Research Corp.
4.00%, 3/15/29	9,000	8,879
Las Vegas Sands Corp.
3.50%, 8/18/26	10,000	9,795
5.90%, 6/1/27	13,000	13,173
3.90%, 8/8/29	8,000	7,516
6.00%, 8/15/29	5,000	5,079
Lazard Group LLC
4.38%, 3/11/29	9,000	8,816

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2025

Investments	Principal Amount	Value
Lear Corp.
4.25%, 5/15/29	$11,000	$10,721
Leggett & Platt, Inc.
3.50%, 11/15/27	11,000	10,605
4.40%, 3/15/29	6,000	5,758
Lennar Corp.
4.75%, 11/29/27	13,000	13,051
Lennox International, Inc.
1.35%, 8/1/25	3,000	2,983
5.50%, 9/15/28	10,000	10,266
Lincoln National Corp.
3.63%, 12/12/26	5,000	4,926
3.05%, 1/15/30	6,000	5,562
LKQ Corp.
5.75%, 6/15/28	6,000	6,155
Lockheed Martin Corp.
5.10%, 11/15/27	5,000	5,119
4.45%, 5/15/28	5,000	5,039
4.50%, 2/15/29	10,000	10,057
Louisville Gas & Electric Co.
3.30%, 10/1/25, Series 25	5,000	4,980
Lowe's Cos., Inc.
4.80%, 4/1/26	10,000	10,025
2.50%, 4/15/26	6,000	5,902
3.35%, 4/1/27	23,000	22,606
3.65%, 4/5/29	33,000	32,025
LPL Holdings, Inc.
5.70%, 5/20/27	12,000	12,203
6.75%, 11/17/28(d)	5,000	5,313
5.20%, 3/15/30	7,000	7,042
LYB International Finance II BV
3.50%, 3/2/27	5,000	4,904
LYB International Finance III LLC
1.25%, 10/1/25	5,000	4,941
M&T Bank Corp.
4.55%, 8/16/28, (4.553% fixed rate until 8/16/27; Secured Overnight Financing Index + 1.78% thereafter)(a)	28,000	27,911
4.83%, 1/16/29, (4.833% fixed rate until 1/16/28; Secured Overnight Financing Rate + 0.93% thereafter)(a)	11,000	11,024
7.41%, 10/30/29, (7.413% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.80% thereafter)(a)	12,000	12,959
Main Street Capital Corp.
3.00%, 7/14/26	5,000	4,862
6.50%, 6/4/27(d)	11,000	11,216
6.95%, 3/1/29	3,000	3,095
Marathon Petroleum Corp.
5.13%, 12/15/26	10,000	10,063
5.15%, 3/1/30	11,000	11,117
Markel Group, Inc.
3.35%, 9/17/29	3,000	2,861
Marriott International, Inc.
5.00%, 10/15/27	19,000	19,250
4.90%, 4/15/29	19,000	19,173
Marsh & McLennan Cos., Inc.
4.38%, 3/15/29	23,000	23,011
Martin Marietta Materials, Inc.
3.50%, 12/15/27	11,000	10,740
Marvell Technology, Inc.
4.88%, 6/22/28	5,000	5,022
5.75%, 2/15/29	8,000	8,270
Masco Corp.
1.50%, 2/15/28	13,000	11,979
MasTec, Inc.
5.90%, 6/15/29	4,000	4,114
Mastercard, Inc.
2.95%, 6/1/29	20,000	19,078
McCormick & Co., Inc.
0.90%, 2/15/26	6,000	5,848
3.40%, 8/15/27	10,000	9,777
McDonald's Corp.
4.80%, 8/14/28	8,000	8,123
5.00%, 5/17/29	13,000	13,288
2.63%, 9/1/29	9,000	8,401
2.13%, 3/1/30	11,000	9,887
McKesson Corp.
3.95%, 2/16/28	5,000	4,948
4.90%, 7/15/28	5,000	5,082
Medtronic Global Holdings SCA
4.25%, 3/30/28	10,000	10,016
Merck & Co., Inc.
4.05%, 5/17/28	20,000	20,001
3.40%, 3/7/29	25,000	24,233
Mercury General Corp.
4.40%, 3/15/27	5,000	4,935
MetLife, Inc.
4.55%, 3/23/30	9,000	9,069
Microchip Technology, Inc.
5.05%, 3/15/29	7,000	7,053
5.05%, 2/15/30(d)	12,000	12,044
Micron Technology, Inc.
6.75%, 11/1/29	18,000	19,257
4.66%, 2/15/30	10,000	9,872
Mid-America Apartments LP
1.10%, 9/15/26(d)	5,000	4,792
3.60%, 6/1/27	5,000	4,927
4.20%, 6/15/28	5,000	4,961
3.95%, 3/15/29	5,000	4,904
MidAmerican Energy Co.
3.10%, 5/1/27	5,000	4,907
Mississippi Power Co.
3.95%, 3/30/28	5,000	4,951
Mohawk Industries, Inc.
5.85%, 9/18/28	4,000	4,131
Molson Coors Beverage Co.
3.00%, 7/15/26	20,000	19,668
Mondelez International, Inc.
2.63%, 3/17/27	10,000	9,706
4.75%, 2/20/29	6,000	6,073

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2025

Investments	Principal Amount	Value
Moody's Corp.
4.25%, 2/1/29	$8,000	$7,953
Morgan Stanley
0.99%, 12/10/26, (0.985% fixed rate until 12/10/25; Secured Overnight Financing Rate + 0.72% thereafter)(a)	70,000	68,606
1.59%, 5/4/27, (1.593% fixed rate until 5/4/26; Secured Overnight Financing Rate + 0.879% thereafter)(a)	52,000	50,533
1.51%, 7/20/27, (1.512% fixed rate until 7/20/26; Secured Overnight Financing Rate + 0.858% thereafter)(a)	85,000	82,039
2.48%, 1/21/28, (2.475% fixed rate until 1/21/27; Secured Overnight Financing Rate + 1.00% thereafter)(a)	55,000	53,125
3.59%, 7/22/28(a)	70,000	68,429
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	47,000	46,008
2.70%, 1/22/31, (2.699% fixed rate until 1/22/30; Secured Overnight Financing Rate + 1.143% thereafter)(a)	104,000	94,966
Morgan Stanley Direct Lending Fund
4.50%, 2/11/27	5,000	4,955
Mosaic Co.
5.38%, 11/15/28	7,000	7,129
Motorola Solutions, Inc.
5.00%, 4/15/29	5,000	5,056
4.60%, 5/23/29	11,000	10,988
MPLX LP
4.00%, 3/15/28	18,000	17,750
4.80%, 2/15/29	20,000	20,076
Mylan, Inc.
4.55%, 4/15/28	17,000	16,625
Nasdaq, Inc.
3.85%, 6/30/26	5,000	4,972
5.35%, 6/28/28	4,000	4,106
National Fuel Gas Co.
5.50%, 10/1/26	5,000	5,042
National Rural Utilities Cooperative Finance Corp.
1.00%, 6/15/26	8,000	7,722
5.60%, 11/13/26	5,000	5,079
4.80%, 2/5/27	5,000	5,039
3.40%, 2/7/28	5,000	4,882
5.15%, 6/15/29	13,000	13,301
4.95%, 2/7/30	8,000	8,125
5.25%, 4/20/46, (5.25% fixed rate until 4/20/26; Secured Overnight Financing Rate + 3.63% thereafter)(a)	9,000	8,905
NetApp, Inc.
2.38%, 6/22/27	7,000	6,693
Netflix, Inc.
5.88%, 11/15/28	11,000	11,543
6.38%, 5/15/29	28,000	29,998
New Mountain Finance Corp.
6.88%, 2/1/29	5,000	5,056
Newmont Corp.
2.80%, 10/1/29	8,000	7,516
NextEra Energy Capital Holdings, Inc.
4.90%, 2/28/28	60,000	60,642
2.75%, 11/1/29	43,000	39,812
5.05%, 3/15/30	10,000	10,151
NIKE, Inc.
2.38%, 11/1/26	10,000	9,754
2.75%, 3/27/27	10,000	9,746
NiSource, Inc.
5.25%, 3/30/28	24,000	24,466
2.95%, 9/1/29	10,000	9,369
NNN REIT, Inc.
4.00%, 11/15/25	5,000	4,984
3.60%, 12/15/26	5,000	4,921
4.30%, 10/15/28	6,000	5,933
Nordson Corp.
4.50%, 12/15/29	4,000	3,956
Norfolk Southern Corp.
2.90%, 6/15/26	5,000	4,923
3.80%, 8/1/28	8,000	7,873
2.55%, 11/1/29	6,000	5,516
Northern Trust Corp.
4.00%, 5/10/27	10,000	9,968
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; Secured Overnight Financing Rate + 1.131% thereafter)(a)	5,000	4,827
Northrop Grumman Corp.
4.60%, 2/1/29	25,000	25,183
NOV, Inc.
3.60%, 12/1/29(d)	4,000	3,805
NSTAR Electric Co.
3.25%, 5/15/29	2,000	1,908
3.95%, 4/1/30	15,000	14,581
Nucor Corp.
2.00%, 6/1/25	5,000	5,000
4.30%, 5/23/27	5,000	5,003
3.95%, 5/1/28	5,000	4,962
Oaktree Specialty Lending Corp.
7.10%, 2/15/29	5,000	5,105
Oaktree Strategic Credit Fund
6.50%, 7/23/29(d)	5,000	5,061
Occidental Petroleum Corp.
8.50%, 7/15/27	23,000	24,318
5.20%, 8/1/29	15,000	14,892
Oklahoma Gas & Electric Co.
3.80%, 8/15/28	13,000	12,795
Old Republic International Corp.
3.88%, 8/26/26	5,000	4,953
Omega Healthcare Investors, Inc.
4.75%, 1/15/28(d)	10,000	10,010
3.63%, 10/1/29	7,000	6,579

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2025

Investments	Principal Amount	Value
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 4/15/26	$15,000	$14,853
Oncor Electric Delivery Co. LLC
4.30%, 5/15/28	11,000	11,014
4.65%, 11/1/29	11,000	11,057
ONE Gas, Inc.
5.10%, 4/1/29	5,000	5,103
ONEOK, Inc.
4.00%, 7/13/27	9,000	8,900
4.25%, 9/24/27	14,000	13,913
4.35%, 3/15/29	7,000	6,889
3.40%, 9/1/29	4,000	3,780
4.40%, 10/15/29	16,000	15,762
Oracle Corp.
2.30%, 3/25/28	61,000	57,639
4.50%, 5/6/28	5,000	5,024
4.20%, 9/27/29	46,000	45,335
2.95%, 4/1/30	25,000	23,164
O'Reilly Automotive, Inc.
3.55%, 3/15/26	5,000	4,964
5.75%, 11/20/26	18,000	18,312
3.90%, 6/1/29	8,000	7,802
Otis Worldwide Corp.
5.25%, 8/16/28	6,000	6,154
2.57%, 2/15/30	12,000	10,959
Ovintiv, Inc.
5.38%, 1/1/26	10,000	10,019
Owens Corning
5.50%, 6/15/27	5,000	5,085
3.95%, 8/15/29	6,000	5,818
3.50%, 2/15/30	3,000	2,838
PACCAR Financial Corp.
5.05%, 8/10/26	5,000	5,043
5.20%, 11/9/26	5,000	5,070
4.60%, 1/31/29(d)	5,000	5,048
4.00%, 9/26/29	8,000	7,896
Pacific Gas & Electric Co.
3.30%, 3/15/27	5,000	4,868
5.45%, 6/15/27	85,000	85,910
PacifiCorp
5.10%, 2/15/29	5,000	5,077
3.50%, 6/15/29	10,000	9,582
Packaging Corp. of America
3.40%, 12/15/27	11,000	10,723
3.00%, 12/15/29	6,000	5,605
Paramount Global
3.38%, 2/15/28	7,000	6,737
4.20%, 6/1/29	11,000	10,635
Parker-Hannifin Corp.
3.25%, 3/1/27	10,000	9,835
4.25%, 9/15/27	19,000	18,975
4.50%, 9/15/29	8,000	8,037
PartnerRe Finance B LLC
3.70%, 7/2/29	6,000	5,766
Patterson-UTI Energy, Inc.
5.15%, 11/15/29(d)	7,000	6,792
Paychex, Inc.
5.10%, 4/15/30	11,000	11,153
PayPal Holdings, Inc.
3.90%, 6/1/27	15,000	14,901
2.85%, 10/1/29	11,000	10,295
Pepsico Singapore Financing I Pte. Ltd.
4.55%, 2/16/29	6,000	6,051
PepsiCo, Inc.
2.38%, 10/6/26	20,000	19,535
2.63%, 3/19/27	10,000	9,746
3.00%, 10/15/27	14,000	13,640
3.60%, 2/18/28	12,000	11,858
4.45%, 5/15/28	12,000	12,134
2.63%, 7/29/29	12,000	11,264
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 5/19/28	76,000	76,426
Pfizer, Inc.
3.00%, 12/15/26	28,000	27,563
PG&E Energy Recovery Funding LLC
1.46%, 7/15/31, Series A-1	100,903	91,996
PG&E Wildfire Recovery Funding LLC
4.02%, 6/1/31, Series A-1	6,270	6,178
Philip Morris International, Inc.
4.88%, 2/15/28(d)	10,000	10,140
4.88%, 2/13/29	7,000	7,089
4.63%, 11/1/29	43,000	43,163
5.13%, 2/15/30	12,000	12,262
Phillips 66
3.90%, 3/15/28	32,000	31,547
Phillips 66 Co.
3.15%, 12/15/29	6,000	5,638
Piedmont Operating Partnership LP
6.88%, 7/15/29	5,000	5,179
Pioneer Natural Resources Co.
1.13%, 1/15/26	21,000	20,571
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25	10,000	9,992
4.50%, 12/15/26	10,000	9,985
3.55%, 12/15/29	6,000	5,678
PNC Financial Services Group, Inc.
5.58%, 6/12/29, (5.582% fixed rate until 6/12/28; Secured Overnight Financing Rate + 1.841% thereafter)(a)	40,000	41,176
5.49%, 5/14/30, (5.492% fixed rate until 5/14/29; Secured Overnight Financing Rate + 1.198% thereafter)(a)(d)	86,000	88,471
Polaris, Inc.
6.95%, 3/15/29	4,000	4,153
PPG Industries, Inc.
2.80%, 8/15/29	6,000	5,600
PPL Capital Funding, Inc.
3.10%, 5/15/26	10,000	9,859

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2025

Investments	Principal Amount	Value
Principal Financial Group, Inc.
3.70%, 5/15/29	$6,000	$5,805
Progressive Corp.
2.45%, 1/15/27	5,000	4,860
2.50%, 3/15/27	5,000	4,853
4.00%, 3/1/29	5,000	4,948
Prologis LP
2.13%, 4/15/27	33,000	31,736
2.88%, 11/15/29	3,000	2,802
2.25%, 4/15/30	8,000	7,188
Prospect Capital Corp.
3.36%, 11/15/26(d)	5,000	4,724
Providence St. Joseph Health Obligated Group
2.53%, 10/1/29, Series 19A	6,000	5,504
Prudential Financial, Inc.
1.50%, 3/10/26	14,000	13,686
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; Secured Overnight Financing Rate + 2.38% thereafter)(a)	5,000	4,902
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; Secured Overnight Financing Rate + 2.665% thereafter)(a)	9,000	9,005
Public Service Co. of Colorado
3.70%, 6/15/28	5,000	4,916
Public Service Electric & Gas Co.
3.20%, 5/15/29	14,000	13,425
Public Service Enterprise Group, Inc.
5.85%, 11/15/27	23,000	23,715
Public Storage Operating Co.
1.50%, 11/9/26	32,000	30,725
3.39%, 5/1/29	7,000	6,750
PulteGroup, Inc.
5.00%, 1/15/27	3,000	3,015
Qorvo, Inc.
4.38%, 10/15/29	4,000	3,845
QUALCOMM, Inc.
3.25%, 5/20/27	12,000	11,804
1.30%, 5/20/28	10,000	9,225
Quanta Services, Inc.
4.75%, 8/9/27	8,000	8,034
Quest Diagnostics, Inc.
3.45%, 6/1/26	5,000	4,949
4.60%, 12/15/27	8,000	8,040
4.63%, 12/15/29	7,000	7,013
Radian Group, Inc.
4.88%, 3/15/27	5,000	4,993
6.20%, 5/15/29	5,000	5,150
Realty Income Corp.
3.00%, 1/15/27	56,000	54,764
3.25%, 6/15/29	6,000	5,708
3.40%, 1/15/30(d)	6,000	5,687
Regal Rexnord Corp.
6.05%, 2/15/26	23,000	23,153
6.30%, 2/15/30	7,000	7,260
Regency Centers LP
3.60%, 2/1/27	5,000	4,936
2.95%, 9/15/29(d)	5,000	4,693
Regions Financial Corp.
5.72%, 6/6/30, (5.722% fixed rate until 6/6/29; Secured Overnight Financing Rate + 1.49% thereafter)(a)	9,000	9,215
Reinsurance Group of America, Inc.
3.90%, 5/15/29	7,000	6,822
Republic Services, Inc.
5.00%, 11/15/29	17,000	17,366
Revvity, Inc.
3.30%, 9/15/29	9,000	8,464
Rockwell Automation, Inc.
3.50%, 3/1/29	5,000	4,853
Roper Technologies, Inc.
3.80%, 12/15/26	19,000	18,833
2.95%, 9/15/29	12,000	11,231
Ross Stores, Inc.
0.88%, 4/15/26	5,000	4,844
Royalty Pharma PLC
5.15%, 9/2/29	12,000	12,140
RPM International, Inc.
3.75%, 3/15/27	5,000	4,926
RTX Corp.
3.50%, 3/15/27	56,000	55,129
4.13%, 11/16/28	14,000	13,861
7.50%, 9/15/29	9,000	9,986
Rush Obligated Group
3.92%, 11/15/29, Series 2020	4,000	3,897
Ryder System, Inc.
5.25%, 6/1/28	9,000	9,177
5.50%, 6/1/29	4,000	4,105
4.95%, 9/1/29	8,000	8,026
4.90%, 12/1/29	7,000	7,016
S&P Global, Inc.
2.45%, 3/1/27	10,000	9,701
4.75%, 8/1/28	26,000	26,264
2.70%, 3/1/29	13,000	12,251
Sabine Pass Liquefaction LLC
5.88%, 6/30/26	15,000	15,098
5.00%, 3/15/27	10,000	10,048
4.20%, 3/15/28	16,000	15,862
Sabra Health Care LP
5.13%, 8/15/26	15,000	14,985
Salesforce, Inc.
3.70%, 4/11/28	10,000	9,891
1.50%, 7/15/28	14,000	12,930
Sanofi SA
3.63%, 6/19/28	10,000	9,850
Santander Holdings USA, Inc.
3.24%, 10/5/26	10,000	9,806
2.49%, 1/6/28, (2.49% fixed rate until 1/6/27; Secured Overnight Financing Rate + 1.249% thereafter)(a)(d)	10,000	9,613

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2025

Investments	Principal Amount	Value
6.50%, 3/9/29, (6.499% fixed rate until 3/9/28; Secured Overnight Financing Rate + 2.356% thereafter)(a)	$9,000	$9,321
6.17%, 1/9/30, (6.174% fixed rate until 1/9/29; Secured Overnight Financing Rate + 2.50% thereafter)(a)	6,000	6,188
5.35%, 9/6/30, (5.353% fixed rate until 9/6/29; Secured Overnight Financing Rate + 1.94% thereafter)(a)	24,000	24,141
5.74%, 3/20/31, (5.741% fixed rate until 3/20/30; Secured Overnight Financing Rate + 1.878% thereafter)(a)	12,000	12,137
Schlumberger Holdings Corp.
4.50%, 5/15/28(c)	12,000	12,025
Sempra
3.70%, 4/1/29	8,000	7,732
4.13%, 4/1/52, (4.125% fixed rate until 4/1/27; 5-year Constant Maturity Treasury Rate + 2.868% thereafter)(a)	57,000	53,968
Sherwin-Williams Co.
4.55%, 3/1/28	5,000	5,024
2.95%, 8/15/29	11,000	10,298
Shire Acquisitions Investments Ireland DAC
3.20%, 9/23/26	20,000	19,693
Simon Property Group LP
3.25%, 11/30/26	31,000	30,495
3.38%, 12/1/27	5,000	4,886
Sixth Street Lending Partners
6.50%, 3/11/29	9,000	9,239
Sixth Street Specialty Lending, Inc.
6.13%, 3/1/29(d)	4,000	4,069
Skyworks Solutions, Inc.
1.80%, 6/1/26	5,000	4,843
Solventum Corp.
5.45%, 2/25/27	19,000	19,242
5.40%, 3/1/29	7,000	7,145
Sonoco Products Co.
2.25%, 2/1/27	6,000	5,778
4.60%, 9/1/29	6,000	5,929
Southern California Edison Co.
4.90%, 6/1/26	5,000	5,007
4.88%, 2/1/27	5,000	5,008
4.70%, 6/1/27, Series D	5,000	4,988
5.85%, 11/1/27	5,000	5,114
3.65%, 3/1/28, Series B	5,000	4,847
5.30%, 3/1/28	5,000	5,056
5.65%, 10/1/28	5,000	5,102
4.20%, 3/1/29, Series A	5,000	4,871
2.85%, 8/1/29	21,000	19,325
5.25%, 3/15/30	7,000	7,035
Southern California Gas Co.
2.95%, 4/15/27	16,000	15,607
Southern Co.
4.85%, 6/15/28	6,000	6,078
3.70%, 4/30/30, Series A	7,000	6,707
Southwest Airlines Co.
3.00%, 11/15/26	5,000	4,876
5.13%, 6/15/27	32,000	32,204
Southwest Gas Corp.
3.70%, 4/1/28	6,000	5,845
Southwestern Electric Power Co.
1.65%, 3/15/26, Series N	13,000	12,691
Southwestern Energy Co.
5.38%, 3/15/30	12,000	11,944
Spectra Energy Partners LP
3.38%, 10/15/26	9,000	8,847
Sprint Capital Corp.
6.88%, 11/15/28	19,000	20,331
Sprint LLC
7.63%, 3/1/26	11,000	11,122
Stanley Black & Decker, Inc.
4.25%, 11/15/28	16,000	15,799
Starbucks Corp.
2.45%, 6/15/26	9,000	8,814
4.85%, 2/8/27	19,000	19,130
2.00%, 3/12/27	5,000	4,789
3.55%, 8/15/29	13,000	12,533
State Street Corp.
4.73%, 2/28/30	6,000	6,037
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(a)	4,000	3,647
Steel Dynamics, Inc.
5.00%, 12/15/26	10,000	9,996
Store Capital LLC
4.63%, 3/15/29	5,000	4,871
Stryker Corp.
4.70%, 2/10/28	13,000	13,122
4.25%, 9/11/29	9,000	8,934
4.85%, 2/10/30	10,000	10,109
Sun Communities Operating LP
2.30%, 11/1/28	4,000	3,706
Sutter Health
3.70%, 8/15/28, Series 2018	10,000	9,747
Synchrony Financial
5.94%, 8/2/30, (5.935% fixed rate until 8/2/29; Secured Overnight Financing Index + 2.13% thereafter)(a)	25,000	25,355
Synopsys, Inc.
4.85%, 4/1/30	27,000	27,239
Synovus Financial Corp.
6.17%, 11/1/30, (6.168% fixed rate until 11/1/29; Secured Overnight Financing Rate + 2.347% thereafter)(a)	8,000	8,108
Sysco Corp.
5.75%, 1/17/29	12,000	12,480
2.40%, 2/15/30	12,000	10,842
Take-Two Interactive Software, Inc.
5.00%, 3/28/26	10,000	10,025
5.40%, 6/12/29	8,000	8,174

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2025

Investments	Principal Amount	Value
Tampa Electric Co.
4.90%, 3/1/29	$5,000	$5,081
Tanger Properties LP
3.88%, 7/15/27(d)	6,000	5,896
Tapestry, Inc.
5.10%, 3/11/30	8,000	8,006
Targa Resources Corp.
6.15%, 3/1/29	17,000	17,751
Target Corp.
1.95%, 1/15/27	17,000	16,430
2.35%, 2/15/30(d)	10,000	9,151
TC PipeLines LP
3.90%, 5/25/27	12,000	11,841
TD SYNNEX Corp.
1.75%, 8/9/26	10,000	9,629
2.38%, 8/9/28	4,000	3,715
Teledyne Technologies, Inc.
1.60%, 4/1/26	14,000	13,650
2.25%, 4/1/28	3,000	2,831
Texas Instruments, Inc.
2.90%, 11/3/27	22,000	21,388
4.60%, 2/15/28(d)	6,000	6,072
Textron, Inc.
3.38%, 3/1/28	5,000	4,842
3.90%, 9/17/29	4,000	3,850
Thermo Fisher Scientific, Inc.
4.80%, 11/21/27	26,000	26,386
2.60%, 10/1/29	8,000	7,442
TJX Cos., Inc.
2.25%, 9/15/26	10,000	9,760
1.15%, 5/15/28	5,000	4,592
T-Mobile USA, Inc.
4.95%, 3/15/28	9,000	9,134
2.40%, 3/15/29	44,000	40,667
4.20%, 10/1/29	44,000	43,365
3.88%, 4/15/30	50,000	48,248
Toll Brothers Finance Corp.
4.88%, 11/15/25	5,000	5,002
4.88%, 3/15/27	12,000	12,008
3.80%, 11/1/29	3,000	2,876
Toyota Motor Credit Corp.
3.65%, 1/8/29	29,000	28,243
Trane Technologies Financing Ltd.
3.80%, 3/21/29	7,000	6,879
Trimble, Inc.
4.90%, 6/15/28	4,000	4,038
Trinity Acquisition PLC
4.40%, 3/15/26	5,000	4,985
Truist Financial Corp.
3.70%, 6/5/25	10,000	10,000
4.26%, 7/28/26, (4.26% fixed rate until 7/28/25; Secured Overnight Financing Rate + 1.456% thereafter)(a)	15,000	14,985
1.27%, 3/2/27, (1.267% fixed rate until 3/2/26; Secured Overnight Financing Rate + 0.609% thereafter)(a)	10,000	9,730
6.05%, 6/8/27, (6.047% fixed rate until 6/8/26; Secured Overnight Financing Rate + 2.05% thereafter)(a)	10,000	10,132
1.13%, 8/3/27	5,000	4,674
4.87%, 1/26/29, (4.873% fixed rate until 1/26/28; Secured Overnight Financing Rate + 1.435% thereafter)(a)(d)	10,000	10,059
1.89%, 6/7/29, (1.887% fixed rate until 6/7/28; Secured Overnight Financing Rate + 0.862% thereafter)(a)	10,000	9,246
7.16%, 10/30/29, (7.161% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.446% thereafter)(a)	15,000	16,147
5.44%, 1/24/30, (5.435% fixed rate until 1/24/29; Secured Overnight Financing Rate + 1.62% thereafter)(a)	10,000	10,229
TWDC Enterprises 18 Corp.
3.00%, 2/13/26	10,000	9,904
1.85%, 7/30/26	10,000	9,735
2.95%, 6/15/27	10,000	9,784
Tyco Electronics Group SA
4.50%, 2/13/26	15,000	14,999
3.70%, 2/15/26	11,000	10,950
3.13%, 8/15/27	10,000	9,728
Tyson Foods, Inc.
4.00%, 3/1/26	27,000	26,893
4.35%, 3/1/29	14,000	13,849
U.S. Bancorp
3.10%, 4/27/26, Series W	2,000	1,974
2.38%, 7/22/26, Series V	3,000	2,941
3.15%, 4/27/27, Series X	2,000	1,958
6.79%, 10/26/27, (6.787% fixed rate until 10/26/26; Secured Overnight Financing Rate + 1.88% thereafter)(a)	2,000	2,060
2.22%, 1/27/28, (2.215% fixed rate until 1/27/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	10,000	9,631
3.90%, 4/26/28	5,000	4,953
4.55%, 7/22/28, (4.548% fixed rate until 7/22/27; Secured Overnight Financing Rate + 1.66% thereafter)(a)	3,000	2,998
4.65%, 2/1/29, (4.653% fixed rate until 2/1/28; Secured Overnight Financing Rate + 1.23% thereafter)(a)	15,000	15,029
5.78%, 6/12/29, (5.775% fixed rate until 6/12/28; Secured Overnight Financing Rate + 2.02% thereafter)(a)	21,000	21,681
3.00%, 7/30/29	16,000	15,001
5.38%, 1/23/30, (5.384% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.56% thereafter)(a)	10,000	10,234
5.10%, 7/23/30, (5.10% fixed rate until 7/23/29; Secured Overnight Financing Rate + 1.25% thereafter)(a)	6,000	6,078
Uber Technologies, Inc.
4.30%, 1/15/30	9,000	8,881

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2025

Investments	Principal Amount	Value
UDR, Inc.
4.40%, 1/26/29	$5,000	$4,961
3.20%, 1/15/30	8,000	7,525
Union Electric Co.
2.95%, 6/15/27	5,000	4,875
3.50%, 3/15/29	5,000	4,838
Union Pacific Corp.
2.15%, 2/5/27	44,000	42,530
2.40%, 2/5/30	7,000	6,403
United Airlines Pass-Through Trust
5.88%, 10/15/27, Series 2020-1, Class A	29,812	30,303
United Parcel Service, Inc.
3.05%, 11/15/27	20,000	19,494
UnitedHealth Group, Inc.
1.15%, 5/15/26	22,000	21,322
2.95%, 10/15/27	63,000	60,832
5.30%, 2/15/30	32,000	32,782
Universal Health Services, Inc.
1.65%, 9/1/26	10,000	9,612
4.63%, 10/15/29	4,000	3,921
Utah Acquisition Sub, Inc.
3.95%, 6/15/26	16,000	15,794
Valero Energy Corp.
4.00%, 4/1/29	10,000	9,763
5.15%, 2/15/30	10,000	10,121
Ventas Realty LP
3.25%, 10/15/26	5,000	4,902
4.40%, 1/15/29	6,000	5,943
3.00%, 1/15/30	10,000	9,267
Veralto Corp.
5.50%, 9/18/26	10,000	10,113
5.35%, 9/18/28	5,000	5,135
Verisk Analytics, Inc.
4.13%, 3/15/29	4,000	3,941
Verizon Communications, Inc.
4.02%, 12/3/29	49,000	47,981
3.15%, 3/22/30	20,000	18,767
4.78%, 2/15/35	18,000	17,344
VF Corp.
2.80%, 4/23/27	6,000	5,657
VICI Properties LP
4.75%, 2/15/28	5,000	5,007
4.95%, 2/15/30	18,000	17,887
Virginia Electric & Power Co.
2.95%, 11/15/26, Series B	5,000	4,895
3.50%, 3/15/27, Series A	5,000	4,941
3.80%, 4/1/28, Series A	5,000	4,937
2.88%, 7/15/29, Series A	7,000	6,591
VMware LLC
1.40%, 8/15/26	16,000	15,408
3.90%, 8/21/27	21,000	20,722
1.80%, 8/15/28	7,000	6,413
Vontier Corp.
2.40%, 4/1/28	14,000	13,141
Vulcan Materials Co.
3.90%, 4/1/27	5,000	4,960
4.95%, 12/1/29	4,000	4,053
Walt Disney Co.
1.75%, 1/13/26	8,000	7,874
3.70%, 3/23/27	5,000	4,982
2.20%, 1/13/28	10,000	9,559
3.80%, 3/22/30	9,000	8,804
Warnermedia Holdings, Inc.
3.76%, 3/15/27	23,000	22,304
Waste Connections, Inc.
3.50%, 5/1/29	4,000	3,880
2.60%, 2/1/30	7,000	6,439
Waste Management, Inc.
3.15%, 11/15/27	5,000	4,875
1.15%, 3/15/28	5,000	4,603
4.50%, 3/15/28	16,000	16,111
4.88%, 2/15/29	5,000	5,093
2.00%, 6/1/29	7,000	6,414
4.63%, 2/15/30	4,000	4,031
WEC Energy Group, Inc.
5.60%, 9/12/26	3,000	3,033
4.75%, 1/15/28	14,000	14,127
Wells Fargo & Co.
4.30%, 7/22/27	20,000	19,912
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(a)	7,000	6,865
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(a)	40,000	39,216
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(a)	6,000	5,744
4.81%, 7/25/28, (4.808% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.98% thereafter)(a)	6,000	6,018
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(a)	63,000	64,643
6.30%, 10/23/29, (6.303% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.79% thereafter)(a)	50,000	52,500
5.20%, 1/23/30, (5.198% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.50% thereafter)(a)	25,000	25,426
2.88%, 10/30/30, (2.879% fixed rate until 10/30/29; 3-month Secured Overnight Financing Rate + 1.432% thereafter)(a)	9,000	8,314
2.57%, 2/11/31, (2.572% fixed rate until 2/11/30; 3-month Secured Overnight Financing Rate + 1.262% thereafter)(a)	68,000	61,478
Welltower OP LLC
4.00%, 6/1/25	15,000	15,000
4.25%, 4/1/26	10,000	9,973
2.70%, 2/15/27	5,000	4,872
2.05%, 1/15/29	5,000	4,593
3.10%, 1/15/30	6,000	5,636

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2025

Investments	Principal Amount	Value
Western Alliance Bancorp
3.00%, 6/15/31, (3.00% fixed rate until 6/15/26; 3-month Secured Overnight Financing Rate + 2.25% thereafter)(a)	$9,000	$8,339
Western Midstream Operating LP
4.65%, 7/1/26	17,000	16,956
4.05%, 2/1/30	11,000	10,462
Western Union Co.
1.35%, 3/15/26	5,000	4,864
Westinghouse Air Brake Technologies Corp.
3.20%, 6/15/25	5,000	4,997
3.45%, 11/15/26	10,000	9,833
4.70%, 9/15/28	9,000	9,027
Westlake Corp.
3.60%, 8/15/26	10,000	9,855
Weyerhaeuser Co.
4.75%, 5/15/26	10,000	10,018
4.00%, 11/15/29	7,000	6,824
Whirlpool Corp.
4.75%, 2/26/29(d)	8,000	7,764
Williams Cos., Inc.
4.80%, 11/15/29	28,000	28,191
Willis North America, Inc.
4.65%, 6/15/27	10,000	10,042
4.50%, 9/15/28	8,000	7,976
2.95%, 9/15/29	3,000	2,796
Wisconsin Electric Power Co.
5.00%, 5/15/29	16,000	16,341
Wisconsin Power & Light Co.
3.00%, 7/1/29	10,000	9,418
Workday, Inc.
3.50%, 4/1/27	12,000	11,800
3.70%, 4/1/29(d)	6,000	5,813
WP Carey, Inc.
3.85%, 7/15/29	4,000	3,853
WRKCo, Inc.
3.38%, 9/15/27	16,000	15,564
4.90%, 3/15/29	7,000	7,040
Xcel Energy, Inc.
3.30%, 6/1/25	5,000	5,000
3.35%, 12/1/26	10,000	9,820
1.75%, 3/15/27	5,000	4,762
2.60%, 12/1/29(d)	4,000	3,659
Xylem, Inc.
1.95%, 1/30/28	11,000	10,353
Zimmer Biomet Holdings, Inc.
3.05%, 1/15/26	12,000	11,893
5.05%, 2/19/30	8,000	8,125
Zoetis, Inc.
5.40%, 11/14/25	13,000	13,048
3.90%, 8/20/28	5,000	4,942
Total United States		15,854,395
TOTAL CORPORATE BONDS
(Cost: $19,272,187)		19,409,824
FOREIGN GOVERNMENT AGENCIES — 1.0%
Canada — 0.0%
Province of New Brunswick
3.63%, 2/24/28	5,000	4,933
Japan — 1.0%
Japan Bank for International Cooperation
0.63%, 7/15/25	368,000	366,293
TOTAL FOREIGN GOVERNMENT AGENCIES
(Cost: $370,742)		371,226
FOREIGN GOVERNMENT OBLIGATIONS — 1.3%
Chile — 0.5%
Chile Government International Bonds
3.13%, 1/21/26	200,000	198,215
Israel — 0.5%
Israel Government International Bonds
2.88%, 3/16/26	200,000	197,208
Panama — 0.1%
Panama Government International Bonds
8.88%, 9/30/27	34,000	36,828
Peru — 0.0%
Peru Government International Bonds
2.39%, 1/23/26	15,000	14,752
Poland — 0.1%
Republic of Poland Government International Bonds
3.25%, 4/6/26	15,000	14,848
5.50%, 11/16/27	10,000	10,309
4.63%, 3/18/29	10,000	10,071
Total Poland		35,228
Uruguay — 0.1%
Uruguay Government International Bonds
4.38%, 10/27/27	24,761	24,762
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $505,523)		506,993
COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.3%
United States — 13.3%
BANK
3.73%, 11/15/50, Series 2017-BNK8, Class AS	180,000	169,992
4.26%, 5/15/61, Series 2018-BN12, Class A4^(a)	150,000	148,423
BANK5 Trust
6.23%, 5/15/57, Series 2024-5YR6, Class A3	200,000	209,460
BBCMS Mortgage Trust
4.31%, 12/15/51, Series 2018-C2, Class A5	200,000	197,261
5.95%, 3/15/57, Series 2024-5C25, Class A3	200,000	207,708
5.21%, 9/15/57, Series 2024-5C29, Class A3	200,000	202,557
Benchmark Mortgage Trust
3.75%, 3/15/52, Series 2019-B9, Class A4	197,715	191,499

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2025

Investments	Principal Amount	Value
5.93%, 3/15/57, Series 2024-V6, Class A3	$142,000	$147,306
Citigroup Commercial Mortgage Trust
4.07%, 11/10/48, Series 2015-GC35, Class AS^(a)	200,000	187,843
3.70%, 10/10/49, Series 2016-P5, Class B^(a)	110,000	99,099
COMM Mortgage Trust
3.70%, 8/10/48, Series 2015-CR24, Class A5	127,156	126,851
4.59%, 2/10/49, Series 2016-CR28, Class B^(a)	100,000	97,374
CSAIL Commercial Mortgage Trust
3.83%, 4/15/50, Series 2015-C1, Class B^(a)	150,000	143,979
3.33%, 6/15/52, Series 2019-C16, Class A3	192,000	181,213
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.30%, 10/25/26, Series K060, Class A2	250,000	246,222
1.47%, 9/25/27, Series K740, Class A2	250,000	235,222
3.29%, 11/25/27, Series K071, Class A2	250,000	244,449
4.74%, 8/25/28, Series K508, Class A2^(a)	250,000	253,032
4.80%, 9/25/28, Series K507, Class A2^(a)	250,000	253,500
4.86%, 10/25/28, Series K511, Class A2	250,000	253,996
3.30%, 4/25/29, Series K092, Class A2	140,000	135,291
GS Mortgage Securities Trust
3.73%, 11/10/48, Series 2015-GS1, Class A3	284,000	281,914
2.85%, 10/10/49, Series 2016-GS3, Class A4	100,000	97,149
4.14%, 3/10/51, Series 2018-GS9, Class AS^(a)	237,000	224,942
Morgan Stanley Bank of America Merrill Lynch Trust
3.10%, 11/15/49, Series 2016-C31, Class A5	150,000	145,432
Morgan Stanley Capital I Trust
4.32%, 12/15/50, Series 2017-HR2, Class C^(a)	160,000	152,681
UBS Commercial Mortgage Trust
3.46%, 6/15/50, Series 2017-C1, Class A4	200,000	193,882
Wells Fargo Commercial Mortgage Trust
2.60%, 6/15/49, Series 2016-C34, Class A2	6,545	6,478
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost: $5,005,529)		5,034,755
ASSET-BACKED SECURITIES — 3.3%
United States — 3.3%
American Express Credit Account Master Trust
5.23%, 4/15/29, Series 2024-1, Class A	225,000	228,869
CarMax Auto Owner Trust
5.50%, 1/16/29, Series 2024-2, Class A3	150,000	151,950
Exeter Automobile Receivables Trust
5.57%, 9/15/28, Series 2024-3A, Class B	50,000	50,319
5.70%, 7/16/29, Series 2024-3A, Class C	50,000	50,573
Ford Credit Auto Lease Trust
4.99%, 1/15/28, Series 2024-B, Class A4	200,000	201,611
Hyundai Auto Receivables Trust
5.04%, 9/16/30, Series 2024-B, Class B	150,000	151,495
John Deere Owner Trust
4.42%, 2/17/32, Series 2025-A, Class A4	100,000	100,104
Nissan Auto Lease Trust
4.92%, 11/15/27, Series 2024-B, Class A3	200,000	201,349
Synchrony Card Funding LLC
5.54%, 7/15/29, Series 2023-A1, Class A	120,000	121,341
TOTAL ASSET-BACKED SECURITIES
(Cost: $1,245,026)		1,257,611
	Shares
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.18%(e)
(Cost: $34,378)	34,378	34,378
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 6.8%
United States — 6.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.27%(e)
(Cost: $2,600,114)	2,600,114	2,600,114
TOTAL INVESTMENTS IN SECURITIES — 101.1% (Cost: $38,213,266)		38,448,452
Other Liabilities less Assets — (1.1)%		(400,195)
NET ASSETS — 100.0%		$38,048,257

*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	Rate shown reflects the accrual rate as of May 31, 2025 on securities with variable or step rates.
(b)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2025.
(c)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)	Security, or portion thereof, was on loan at May 31, 2025. At May 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,666,675 and the total market value of the collateral held by the Fund was $2,726,533. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $126,419.
(e)	Rate shown represents annualized 7-day yield as of May 31, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	3	9/30/25	$(622,312)	$(648)
U.S. Treasury Long Bond	2	9/19/25	(225,563)	(2,923)
U.S. Treasury Ultra Long Term Bond	2	9/19/25	(232,125)	(4,005)
			$(1,080,000)	$(7,576)
Long Exposure
5 Year U.S. Treasury Note	44	9/30/25	$4,760,250	$17,103
10 Year U.S. Treasury Note	15	9/19/25	1,661,250	4,814
Ultra 10 Year U.S. Treasury Note	6	9/19/25	675,281	4,875
			$7,096,781	$26,792
Total - Net			$6,016,781	$19,216

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$–	$2,493,619	$–	$2,493,619
U.S. Government Obligations	–	6,739,932	–	6,739,932
Corporate Bonds	–	19,409,824	–	19,409,824
Foreign Government Agencies	–	371,226	–	371,226
Foreign Government Obligations	–	506,993	–	506,993
Commercial Mortgage-Backed Securities	–	5,034,755	–	5,034,755
Asset-Backed Securities	–	1,257,611	–	1,257,611
Mutual Fund	–	34,378	–	34,378
Investment of Cash Collateral for Securities Loaned	–	2,600,114	–	2,600,114
Total Investments in Securities	$–	$38,448,452	$–	$38,448,452
Financial Derivative Instruments
Futures Contracts[1]	$26,792	$–	$–	$26,792
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(7,576)	$–	$–	$(7,576)
Total - Net	$19,216	$38,448,452	$–	$38,467,668

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Alternative Income Fund (HYIN)

May 31, 2025

Investments	Shares	Value
COMMON STOCKS — 63.9%
United States — 63.9%
Capital Markets — 17.7%
Ares Capital Corp.	81,900	$1,805,895
Blue Owl Capital Corp.	118,419	1,734,838
FS KKR Capital Corp.	86,077	1,825,693
Golub Capital BDC, Inc.	118,965	1,809,458
Hercules Capital, Inc.	93,473	1,647,929
Main Street Capital Corp.	30,791	1,751,392
Total Capital Markets		10,575,205
Mortgage Real Estate Investment Trusts (REITs) — 46.2%
AGNC Investment Corp.	178,271	1,593,743
Angel Oak Mortgage REIT, Inc.	185,030	1,685,623
Annaly Capital Management, Inc.	83,567	1,583,595
Apollo Commercial Real Estate Finance, Inc.	183,153	1,800,394
Arbor Realty Trust, Inc.(a)	147,659	1,414,573
Blackstone Mortgage Trust, Inc., Class A(a)	87,579	1,654,367
Chimera Investment Corp.	133,869	1,764,393
Ellington Financial, Inc.	134,667	1,692,764
Franklin BSP Realty Trust, Inc.	137,959	1,521,688
Ladder Capital Corp.	155,412	1,634,934
MFA Financial, Inc.	165,072	1,535,170
New York Mortgage Trust, Inc.	265,572	1,734,185
Ready Capital Corp.(a)	361,178	1,614,466
Redwood Trust, Inc.	292,215	1,592,572
Rithm Capital Corp.	153,171	1,707,857
Starwood Property Trust, Inc.(a)	90,475	1,786,881
Two Harbors Investment Corp.(a)	131,433	1,391,876
Total Mortgage Real Estate Investment Trusts (REITs)		27,709,081
TOTAL COMMON STOCKS (COST: $40,767,971)		38,284,286
CLOSED-END FUNDS — 36.0%
United States — 36.0%
BlackRock Corporate High Yield Fund, Inc.	187,918	1,813,409
BlackRock Limited Duration Income Trust	128,533	1,796,891
Blackstone Secured Lending Fund(a)	54,150	1,726,302
Eagle Point Credit Co., Inc.	226,870	1,787,736
FS Credit Opportunities Corp.	255,069	1,841,598
Guggenheim Strategic Opportunities Fund(a)	113,578	1,673,004
Invesco Senior Income Trust	492,068	1,820,651
Nuveen Credit Strategies Income Fund	408,881	2,138,448
Nuveen Floating Rate Income Fund	214,222	1,771,616
Oxford Lane Capital Corp.	392,585	1,778,410
PIMCO Corporate & Income Opportunity Fund	125,846	1,730,382
PIMCO Dynamic Income Fund	90,931	1,698,591
TOTAL CLOSED-END FUNDS (COST: $22,286,017)		21,577,038

MUTUAL FUND — 0.4%
United States — 0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.18%(b)
(Cost: $264,998)	264,998	$264,998
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 8.3%
United States — 8.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.27%(b)
(Cost: $4,957,226)	4,957,226	4,957,226
TOTAL INVESTMENTS IN SECURITIES — 108.6% (Cost: $68,276,212)		65,083,548
Other Liabilities less Assets — (8.6)%		(5,126,652)
NET ASSETS — 100.0%		$59,956,896

(a)	Security, or portion thereof, was on loan at May 31, 2025. At May 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,969,914 and the total market value of the collateral held by the Fund was $7,268,644. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,311,418.
(b)	Rate shown represents annualized 7-day yield as of May 31, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Alternative Income Fund (HYIN)

May 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$38,284,286	$–	$–	$38,284,286
Closed-End Funds	21,577,038	–	–	21,577,038
Mutual Fund	–	264,998	–	264,998
Investment of Cash Collateral for Securities Loaned	–	4,957,226	–	4,957,226
Total Investments in Securities	$59,861,324	$5,222,224	$–	$65,083,548

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

May 31, 2025

Investments	Shares	Value
COMMON STOCKS — 90.7%
Brazil — 0.1%
Broadline Retail — 0.1%
MercadoLibre, Inc.*	53	$135,854
Ireland — 0.1%
IT Services — 0.1%
Accenture PLC, Class A	625	198,012
Netherlands — 0.1%
Semiconductors & Semiconductor Equipment — 0.1%
NXP Semiconductors NV	828	158,256
South Korea — 0.1%
Broadline Retail — 0.1%
Coupang, Inc.*	4,468	125,327
Switzerland — 0.1%
Electronic Equipment, Instruments & Components — 0.1%
TE Connectivity PLC	597	95,562
United Kingdom — 0.0%
Hotels, Restaurants & Leisure — 0.0%
Flutter Entertainment PLC*	248	62,670
United States — 90.2%
Aerospace & Defense — 1.9%
Axon Enterprise, Inc.*	180	135,065
Boeing Co.*	1,488	308,492
General Dynamics Corp.	414	115,295
General Electric Co.	2,580	634,448
HEICO Corp.	301	90,192
Howmet Aerospace, Inc.	958	162,754
L3Harris Technologies, Inc.	402	98,225
Lockheed Martin Corp.	539	260,003
Northrop Grumman Corp.	345	167,246
RTX Corp.	3,305	451,066
TransDigm Group, Inc.	122	179,148
Total Aerospace & Defense		2,601,934
Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc.	353	39,794
FedEx Corp.	423	92,256
United Parcel Service, Inc., Class B	604	58,914
Total Air Freight & Logistics		190,964
Automobiles — 2.1%
Ford Motor Co.	15,938	165,436
General Motors Co.	4,236	210,148
Tesla, Inc.*	7,041	2,439,425
Total Automobiles		2,815,009
Banks — 3.1%
Bank of America Corp.	17,939	791,648
Citigroup, Inc.	3,830	288,476
Citizens Financial Group, Inc.	1,078	43,497
Fifth Third Bancorp	1,426	54,459
First Citizens BancShares, Inc., Class A	13	24,035
Huntington Bancshares, Inc.	3,129	48,906
JPMorgan Chase & Co.	6,532	1,724,448
KeyCorp	4,823	76,493
M&T Bank Corp.	348	63,559
PNC Financial Services Group, Inc.	887	154,169
Regions Financial Corp.	1,697	36,384
Truist Financial Corp.	3,032	119,764
U.S. Bancorp	3,188	138,965
Wells Fargo & Co.	8,272	618,580
Total Banks		4,183,383
Beverages — 1.1%
Brown-Forman Corp., Class B	1,772	59,078
Coca-Cola Co.	9,432	680,047
Constellation Brands, Inc., Class A	478	85,223
Keurig Dr. Pepper, Inc.	2,846	95,825
Monster Beverage Corp.*	2,372	151,689
PepsiCo, Inc.	3,530	464,019
Total Beverages		1,535,881
Biotechnology — 1.5%
AbbVie, Inc.	4,055	754,676
Alnylam Pharmaceuticals, Inc.*	305	92,891
Amgen, Inc.	1,196	344,663
Biogen, Inc.*	928	120,445
Gilead Sciences, Inc.	2,894	318,572
Moderna, Inc.*	221	5,870
Natera, Inc.*	184	29,022
Regeneron Pharmaceuticals, Inc.	106	51,970
United Therapeutics Corp.*	58	18,493
Vertex Pharmaceuticals, Inc.*	604	266,998
Total Biotechnology		2,003,600
Broadline Retail — 3.7%
Amazon.com, Inc.*	24,444	5,011,265
eBay, Inc.	1,072	78,438
Total Broadline Retail		5,089,703
Building Products — 0.3%
Builders FirstSource, Inc.*	410	44,149
Carlisle Cos., Inc.(a)	65	24,712
Carrier Global Corp.	1,771	126,095
Johnson Controls International PLC	622	63,052
Lennox International, Inc.	70	39,511
Masco Corp.	528	32,958
Owens Corning	121	16,208
Trane Technologies PLC	222	95,520
Total Building Products		442,205
Capital Markets — 3.3%
Ameriprise Financial, Inc.	375	190,965
Ares Management Corp., Class A	419	69,344
Bank of New York Mellon Corp.	1,594	141,244
Blackrock, Inc.	381	373,338
Blackstone, Inc.	2,234	309,990
Carlyle Group, Inc.	1,448	65,450
Charles Schwab Corp.	4,238	374,385
CME Group, Inc.	775	223,975
Coinbase Global, Inc., Class A*(a)	587	144,766
FactSet Research Systems, Inc.	102	46,743

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

May 31, 2025

Investments	Shares	Value
Goldman Sachs Group, Inc.	775	$465,349
Interactive Brokers Group, Inc., Class A	105	22,016
Intercontinental Exchange, Inc.	1,256	225,829
KKR & Co., Inc.	1,643	199,559
LPL Financial Holdings, Inc.	221	85,562
Moody's Corp.	410	196,521
Morgan Stanley	4,043	517,625
MSCI, Inc.	181	102,088
Nasdaq, Inc.	1,213	101,334
Northern Trust Corp.	420	44,831
Raymond James Financial, Inc.	473	69,522
Robinhood Markets, Inc., Class A*	663	43,857
S&P Global, Inc.	766	392,851
State Street Corp.	744	71,632
T Rowe Price Group, Inc.	853	79,832
Total Capital Markets		4,558,608
Chemicals — 0.9%
Air Products & Chemicals, Inc.	566	157,863
CF Industries Holdings, Inc.	477	43,269
Corteva, Inc.	1,467	103,864
Dow, Inc.	1,014	28,128
DuPont de Nemours, Inc.	591	39,479
Ecolab, Inc.	608	161,497
International Flavors & Fragrances, Inc.	825	63,162
Linde PLC	413	193,110
LyondellBasell Industries NV, Class A	69	3,898
PPG Industries, Inc.	1,161	128,639
RPM International, Inc.	322	36,656
Sherwin-Williams Co.	548	196,628
Westlake Corp.	911	64,708
Total Chemicals		1,220,901
Commercial Services & Supplies — 0.6%
Cintas Corp.	923	209,059
Copart, Inc.*	2,227	114,646
Republic Services, Inc.	534	137,393
Rollins, Inc.	764	43,739
Veralto Corp.	648	65,467
Waste Connections, Inc.	62	12,220
Waste Management, Inc.	843	203,138
Total Commercial Services & Supplies		785,662
Communications Equipment — 0.7%
Arista Networks, Inc.*	1,985	171,980
Cisco Systems, Inc.	10,585	667,278
Motorola Solutions, Inc.	358	148,706
Ubiquiti, Inc.	71	28,066
Total Communications Equipment		1,016,030
Construction & Engineering — 0.1%
Quanta Services, Inc.	291	99,685
Construction Materials — 0.2%
CRH PLC	725	66,091
Martin Marietta Materials, Inc.	169	92,536
Vulcan Materials Co.	312	82,702
Total Construction Materials		241,329
Consumer Finance — 0.7%
American Express Co.	1,891	556,049
Capital One Financial Corp.	1,487	281,266
SoFi Technologies, Inc.*(a)	2,619	34,833
Synchrony Financial	1,102	63,530
Total Consumer Finance		935,678
Consumer Staples Distribution & Retail — 2.3%
Costco Wholesale Corp.	1,041	1,082,827
Dollar General Corp.	613	59,614
Kroger Co.	1,146	78,192
Sysco Corp.	886	64,678
Target Corp.	405	38,074
Walmart, Inc.	19,036	1,879,234
Total Consumer Staples Distribution & Retail		3,202,619
Containers & Packaging — 0.1%
Avery Dennison Corp.	238	42,300
Ball Corp.	671	35,952
International Paper Co.	682	32,606
Packaging Corp. of America	168	32,453
Smurfit WestRock PLC	607	26,301
Total Containers & Packaging		169,612
Distributors — 0.0%
Genuine Parts Co.	494	62,501
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	15,875	441,325
Verizon Communications, Inc.	9,391	412,828
Total Diversified Telecommunication Services		854,153
Electric Utilities — 1.2%
Alliant Energy Corp.	418	26,012
American Electric Power Co., Inc.	1,069	110,631
Constellation Energy Corp.	862	263,901
Duke Energy Corp.	1,556	183,172
Edison International	981	54,593
Entergy Corp.	903	75,202
Eversource Energy	853	55,283
Exelon Corp.	2,227	97,587
FirstEnergy Corp.	975	40,891
NextEra Energy, Inc.	5,280	372,979
NRG Energy, Inc.	171	26,659
PG&E Corp.	4,575	77,226
PPL Corp.	746	25,924
Southern Co.	1,999	179,910
Xcel Energy, Inc.	1,245	87,275
Total Electric Utilities		1,677,245
Electrical Equipment — 0.7%
AMETEK, Inc.	589	105,278
Eaton Corp. PLC	418	133,843
Emerson Electric Co.	1,589	189,695
GE Vernova, Inc.	668	315,951
Hubbell, Inc.	70	27,270
Rockwell Automation, Inc.	358	112,967

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

May 31, 2025

Investments	Shares	Value
Vertiv Holdings Co., Class A	348	$37,560
Total Electrical Equipment		922,564
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	2,965	266,643
CDW Corp.	115	20,741
Corning, Inc.	2,964	146,985
Keysight Technologies, Inc.*	733	115,110
Teledyne Technologies, Inc.*	121	60,362
Trimble, Inc.*	347	24,731
Zebra Technologies Corp., Class A*	12	3,477
Total Electronic Equipment, Instruments & Components		638,049
Energy Equipment & Services — 0.1%
Baker Hughes Co.	1,807	66,949
Halliburton Co.	1,522	29,816
Schlumberger NV	2,043	67,521
Total Energy Equipment & Services		164,286
Entertainment — 1.6%
Electronic Arts, Inc.	594	85,405
Liberty Media Corp.-Liberty Formula One, Class C*	718	69,308
Live Nation Entertainment, Inc.*(a)	674	92,466
Netflix, Inc.*	1,068	1,289,322
ROBLOX Corp., Class A*	1,590	138,298
Take-Two Interactive Software, Inc.*	402	90,965
Walt Disney Co.	3,250	367,380
Warner Bros Discovery, Inc.*	3,467	34,566
Total Entertainment		2,167,710
Financial Services — 4.9%
Affirm Holdings, Inc.*(a)	401	20,812
Apollo Global Management, Inc.	2,227	291,047
Berkshire Hathaway, Inc., Class B*	5,122	2,581,283
Block, Inc.*	549	33,901
Corebridge Financial, Inc.	2,157	70,340
Corpay, Inc.*	191	62,096
Fidelity National Information Services, Inc.	1,281	101,980
Fiserv, Inc.*	1,320	214,883
Global Payments, Inc.	837	63,285
Mastercard, Inc., Class A	2,191	1,283,050
PayPal Holdings, Inc.*	2,822	198,330
Toast, Inc., Class A*	924	38,974
Visa, Inc., Class A	4,758	1,737,574
Total Financial Services		6,697,555
Food Products — 0.4%
Archer-Daniels-Midland Co.	1,223	59,034
General Mills, Inc.	1,098	59,578
Hershey Co.	486	78,095
Hormel Foods Corp.	731	22,427
Kellanova	586	48,421
Kraft Heinz Co.	1,849	49,424
McCormick & Co., Inc., Non-Voting Shares	726	52,802
Mondelez International, Inc., Class A	2,778	187,487
Tyson Foods, Inc., Class A	496	27,856
Total Food Products		585,124
Gas Utilities — 0.0%
Atmos Energy Corp.	298	46,095
Ground Transportation — 0.9%
CSX Corp.	6,706	211,843
JB Hunt Transport Services, Inc.	297	41,238
Norfolk Southern Corp.	662	163,593
Old Dominion Freight Line, Inc.	646	103,470
Uber Technologies, Inc.*	4,712	396,562
Union Pacific Corp.	1,572	348,450
XPO, Inc.*	230	26,181
Total Ground Transportation		1,291,337
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	3,864	516,153
Align Technology, Inc.*	318	57,539
Baxter International, Inc.	2,097	63,959
Becton Dickinson & Co.	685	118,224
Boston Scientific Corp.*	3,307	348,095
Cooper Cos., Inc.*	411	28,063
Dexcom, Inc.*	711	61,004
Edwards Lifesciences Corp.*	1,534	119,989
GE HealthCare Technologies, Inc.	1,007	71,034
Hologic, Inc.*	601	37,364
IDEXX Laboratories, Inc.*	223	114,479
Insulet Corp.*	223	72,482
Intuitive Surgical, Inc.*	898	496,001
Medtronic PLC	1,282	106,380
ResMed, Inc.	344	84,208
STERIS PLC	63	15,448
Stryker Corp.	960	367,334
Zimmer Biomet Holdings, Inc.	627	57,791
Total Health Care Equipment & Supplies		2,735,547
Health Care Providers & Services — 1.5%
Cardinal Health, Inc.	530	81,853
Cencora, Inc.	348	101,351
Centene Corp.*	1,025	57,851
Cigna Group	647	204,866
CVS Health Corp.	3,047	195,130
Elevance Health, Inc.	548	210,344
HCA Healthcare, Inc.	603	229,978
Humana, Inc.	281	65,510
Labcorp Holdings, Inc.	177	44,068
McKesson Corp.	296	212,975
Molina Healthcare, Inc.*	116	35,385
Quest Diagnostics, Inc.	168	29,121
UnitedHealth Group, Inc.	2,094	632,200
Total Health Care Providers & Services		2,100,632
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	413	28,989
Ventas, Inc.	682	43,839
Welltower, Inc.	1,248	192,541
Total Health Care REITs		265,369

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

May 31, 2025

Investments	Shares	Value
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A*	430	$120,271
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class A*	1,711	220,719
Booking Holdings, Inc.	71	391,844
Carnival Corp.*	2,396	55,635
Chipotle Mexican Grill, Inc.*	3,844	192,508
Darden Restaurants, Inc.	285	61,050
Domino's Pizza, Inc.	63	29,851
DoorDash, Inc., Class A*	1,025	213,866
DraftKings, Inc., Class A*	2,113	75,814
Expedia Group, Inc.	322	53,694
Hilton Worldwide Holdings, Inc.	539	133,909
Las Vegas Sands Corp.	381	15,682
Marriott International, Inc., Class A	728	192,068
McDonald's Corp.	1,496	469,520
Royal Caribbean Cruises Ltd.	364	93,537
Starbucks Corp.	2,491	209,119
Yum! Brands, Inc.	597	85,932
Total Hotels, Restaurants & Leisure		2,494,748
Household Durables — 0.2%
DR Horton, Inc.	850	100,351
Garmin Ltd.	249	50,540
Lennar Corp., Class A	1,277	135,464
NVR, Inc.*	2	14,232
PulteGroup, Inc.	176	17,253
Total Household Durables		317,840
Household Products — 1.0%
Church & Dwight Co., Inc.	592	58,200
Clorox Co.	307	40,487
Colgate-Palmolive Co.	1,555	144,522
Kimberly-Clark Corp.	834	119,896
Procter & Gamble Co.	5,752	977,207
Total Household Products		1,340,312
Independent Power & Renewable Electricity Producers — 0.1%
Vistra Corp.	895	143,710
Industrial Conglomerates — 0.4%
3M Co.	1,250	185,437
Honeywell International, Inc.	1,567	355,192
Total Industrial Conglomerates		540,629
Industrial REITs — 0.2%
Prologis, Inc.	2,344	254,558
Insurance — 1.6%
Aflac, Inc.	961	99,502
Allstate Corp.	586	122,984
American International Group, Inc.	1,687	142,788
Aon PLC, Class A	188	69,951
Arch Capital Group Ltd.	258	24,520
Arthur J Gallagher & Co.	435	151,136
Brown & Brown, Inc.	586	66,159
Chubb Ltd.	293	87,080
Cincinnati Financial Corp.	356	53,692
Erie Indemnity Co., Class A	109	39,078
Everest Group Ltd.	6	2,083
Fidelity National Financial, Inc.	742	40,639
Hartford Insurance Group, Inc.	435	56,480
Loews Corp.	64	5,715
Markel Group, Inc.*	16	31,067
Marsh & McLennan Cos., Inc.	1,107	258,662
MetLife, Inc.	2,049	161,010
Principal Financial Group, Inc.	720	56,081
Progressive Corp.	1,384	394,343
Prudential Financial, Inc.	979	101,708
Travelers Cos., Inc.	468	129,028
Willis Towers Watson PLC	66	20,892
WR Berkley Corp.	547	40,856
Total Insurance		2,155,454
Interactive Media & Services — 6.5%
Alphabet, Inc., Class A	29,380	5,045,721
Meta Platforms, Inc., Class A	5,796	3,752,852
Pinterest, Inc., Class A*	1,699	52,856
Snap, Inc., Class A*	5,568	45,936
Total Interactive Media & Services		8,897,365
IT Services — 0.9%
Cloudflare, Inc., Class A*	867	143,827
Cognizant Technology Solutions Corp., Class A	1,265	102,452
Gartner, Inc.*	189	82,484
GoDaddy, Inc., Class A*	286	52,095
International Business Machines Corp.	2,114	547,653
MongoDB, Inc.*	16	3,021
Snowflake, Inc., Class A*	896	184,280
Twilio, Inc., Class A*	550	64,735
VeriSign, Inc.	130	35,421
Total IT Services		1,215,968
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	358	40,067
Danaher Corp.	1,160	220,284
Illumina, Inc.*	589	48,439
IQVIA Holdings, Inc.*	55	7,718
Mettler-Toledo International, Inc.*	67	77,420
Thermo Fisher Scientific, Inc.	652	262,639
Waters Corp.*	167	58,323
West Pharmaceutical Services, Inc.	234	49,339
Total Life Sciences Tools & Services		764,229
Machinery — 1.3%
Caterpillar, Inc.	965	335,849
Cummins, Inc.	349	112,197
Deere & Co.	650	329,069
Dover Corp.	301	53,503
Fortive Corp.	1,066	74,823
IDEX Corp.	187	33,830
Illinois Tool Works, Inc.	566	138,715
Ingersoll Rand, Inc.	835	68,169
Otis Worldwide Corp.	826	78,759
PACCAR, Inc.	1,500	140,775
Parker-Hannifin Corp.	354	235,304

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

May 31, 2025

Investments	Shares	Value
Pentair PLC	69	$6,843
Snap-on, Inc.	118	37,849
Westinghouse Air Brake Technologies Corp.	292	59,077
Xylem, Inc.	670	84,447
Total Machinery		1,789,209
Media — 0.6%
Charter Communications, Inc., Class A*(a)	375	148,601
Comcast Corp., Class A	10,617	367,030
Fox Corp., Class A	1,084	59,555
News Corp., Class A	1,080	30,499
Omnicom Group, Inc.	1,086	79,756
Trade Desk, Inc., Class A*	1,651	124,188
Total Media		809,629
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	3,458	133,064
Newmont Corp.	2,167	114,244
Nucor Corp.	606	66,272
Reliance, Inc.	5	1,464
Steel Dynamics, Inc.	433	53,290
Total Metals & Mining		368,334
Multi-Utilities — 0.6%
Ameren Corp.	682	66,072
CenterPoint Energy, Inc.	1,588	59,137
CMS Energy Corp.	734	51,549
Consolidated Edison, Inc.	549	57,365
Dominion Energy, Inc.	1,948	110,393
DTE Energy Co.	464	63,406
NiSource, Inc.	184	7,275
Public Service Enterprise Group, Inc.	1,434	116,197
Sempra	1,808	142,091
WEC Energy Group, Inc.	826	88,745
Total Multi-Utilities		762,230
Oil, Gas & Consumable Fuels — 2.5%
Cheniere Energy, Inc.	59	13,982
Chevron Corp.	4,556	622,805
ConocoPhillips	3,621	309,052
Coterra Energy, Inc.	1,406	34,180
Devon Energy Corp.	1,619	48,991
Diamondback Energy, Inc.	489	65,795
EOG Resources, Inc.	1,319	143,204
EQT Corp.	979	53,972
Expand Energy Corp.	174	20,207
Exxon Mobil Corp.	10,685	1,093,075
Hess Corp.	767	101,390
Kinder Morgan, Inc.	3,788	106,216
Marathon Petroleum Corp.	723	116,215
Occidental Petroleum Corp.	1,218	49,670
ONEOK, Inc.	1,371	110,832
Phillips 66	841	95,437
Targa Resources Corp.	485	76,596
Texas Pacific Land Corp.	56	62,386
Valero Energy Corp.	1,021	131,678
Williams Cos., Inc.	2,244	135,784
Total Oil, Gas & Consumable Fuels		3,391,467
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	746	36,099
Southwest Airlines Co.	1,589	53,041
United Airlines Holdings, Inc.*	1,143	90,805
Total Passenger Airlines		179,945
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	481	32,198
Kenvue, Inc.	4,211	100,517
Total Personal Care Products		132,715
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	5,062	244,393
Eli Lilly & Co.	2,254	1,662,708
Johnson & Johnson	5,564	863,589
Merck & Co., Inc.	4,412	339,018
Pfizer, Inc.	15,594	366,303
Zoetis, Inc.	1,204	203,031
Total Pharmaceuticals		3,679,042
Professional Services — 0.6%
Amentum Holdings, Inc.*	10	210
Automatic Data Processing, Inc.	898	292,326
Booz Allen Hamilton Holding Corp.	247	26,244
Broadridge Financial Solutions, Inc.	119	28,897
Equifax, Inc.	289	76,351
Jacobs Solutions, Inc.	231	29,175
Leidos Holdings, Inc.	241	35,793
Paychex, Inc.	767	121,117
SS&C Technologies Holdings, Inc.	491	39,678
TransUnion	301	25,774
Verisk Analytics, Inc.	237	74,451
Total Professional Services		750,016
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A*	867	108,393
CoStar Group, Inc.*	1,136	83,564
Zillow Group, Inc., Class C*	466	31,273
Total Real Estate Management & Development		223,230
Residential REITs — 0.1%
AvalonBay Communities, Inc.	240	49,625
Equity Residential	615	43,136
Essex Property Trust, Inc.	113	32,081
Invitation Homes, Inc.	719	24,230
Mid-America Apartment Communities, Inc.	198	31,017
Total Residential REITs		180,089
Retail REITs — 0.2%
Kimco Realty Corp.	1,464	31,125
Realty Income Corp.	1,440	81,533
Simon Property Group, Inc.	802	130,782
Total Retail REITs		243,440
Semiconductors & Semiconductor Equipment — 9.9%
Advanced Micro Devices, Inc.*	1,929	213,598
Analog Devices, Inc.	1,559	333,595
Applied Materials, Inc.	1,375	215,531

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

May 31, 2025

Investments	Shares	Value
Broadcom, Inc.	10,402	$2,518,012
First Solar, Inc.*	50	7,904
Intel Corp.	10,144	198,315
KLA Corp.	430	325,458
Lam Research Corp.	5,020	405,566
Marvell Technology, Inc.	951	57,241
Microchip Technology, Inc.	106	6,152
Micron Technology, Inc.	1,174	110,896
Monolithic Power Systems, Inc.	168	111,199
NVIDIA Corp.	59,972	8,104,016
ON Semiconductor Corp.*	2,891	121,480
Qualcomm, Inc.	3,513	510,088
Teradyne, Inc.	11	865
Texas Instruments, Inc.	1,413	258,367
Total Semiconductors & Semiconductor Equipment		13,498,283
Software — 10.7%
Adobe, Inc.*	688	285,582
ANSYS, Inc.*	221	73,111
AppLovin Corp., Class A*	904	355,272
Atlassian Corp., Class A*	494	102,569
Autodesk, Inc.*	604	178,857
Cadence Design Systems, Inc.*	663	190,327
Crowdstrike Holdings, Inc., Class A*	596	280,937
Datadog, Inc., Class A*	469	55,286
Docusign, Inc.*	300	26,583
Dynatrace, Inc.*	1,129	60,977
Fair Isaac Corp.*	58	100,124
Fortinet, Inc.*	1,833	186,563
Gen Digital, Inc.	1,212	34,518
Guidewire Software, Inc.*	67	14,406
HubSpot, Inc.*	57	33,624
Intuit, Inc.	660	497,290
Manhattan Associates, Inc.*	187	35,302
Microsoft Corp.	17,358	7,990,929
MicroStrategy, Inc., Class A*(a)	173	63,847
Nutanix, Inc., Class A*	296	22,700
Oracle Corp.	6,034	998,808
Palantir Technologies, Inc., Class A*	5,694	750,355
Palo Alto Networks, Inc.*	1,708	328,653
PTC, Inc.*	297	49,991
Roper Technologies, Inc.	192	109,492
Salesforce, Inc.	2,337	620,170
ServiceNow, Inc.*	486	491,390
Synopsys, Inc.*	420	194,872
Tyler Technologies, Inc.*	111	64,046
Workday, Inc., Class A*	662	163,984
Zoom Communications, Inc., Class A*	1,094	88,888
Zscaler, Inc.*	433	119,378
Total Software		14,568,831
Specialized REITs — 0.8%
American Tower Corp.	1,017	218,299
Crown Castle, Inc.	1,146	115,001
Digital Realty Trust, Inc.	780	133,786
Equinix, Inc.	243	215,983
Extra Space Storage, Inc.	545	82,377
Iron Mountain, Inc.	671	66,234
Public Storage	306	94,374
SBA Communications Corp.	169	39,189
VICI Properties, Inc.	1,069	33,898
Weyerhaeuser Co.	3,091	80,088
Total Specialized REITs		1,079,229
Specialty Retail — 1.7%
AutoZone, Inc.*	47	175,453
Best Buy Co., Inc.	166	11,003
Burlington Stores, Inc.*	113	25,795
Carvana Co.*	124	40,568
Home Depot, Inc.	2,366	871,374
Lowe's Cos., Inc.	1,447	326,631
O'Reilly Automotive, Inc.*	122	166,835
Ross Stores, Inc.	886	124,120
TJX Cos., Inc.	2,700	342,630
Tractor Supply Co.	1,371	66,356
Ulta Beauty, Inc.*	117	55,161
Williams-Sonoma, Inc.	344	55,645
Total Specialty Retail		2,261,571
Technology Hardware, Storage & Peripherals — 5.6%
Apple, Inc.	35,527	7,135,598
Dell Technologies, Inc., Class C	992	110,380
Hewlett Packard Enterprise Co.	1,254	21,669
HP, Inc.	2,039	50,771
NetApp, Inc.	745	73,874
Pure Storage, Inc., Class A*	776	41,586
Sandisk Corp.*	71	2,676
Seagate Technology Holdings PLC	295	34,792
Super Micro Computer, Inc.*(a)	1,729	69,195
Western Digital Corp.*	1,353	69,747
Total Technology Hardware, Storage & Peripherals		7,610,288
Textiles, Apparel & Luxury Goods — 0.1%
Deckers Outdoor Corp.*	45	4,749
Lululemon Athletica, Inc.*	11	3,483
NIKE, Inc., Class B	1,197	72,526
Total Textiles, Apparel & Luxury Goods		80,758
Tobacco — 0.6%
Altria Group, Inc.	3,711	224,924
Philip Morris International, Inc.	3,460	624,841
Total Tobacco		849,765
Trading Companies & Distributors — 0.3%
Fastenal Co.	2,048	84,664
Ferguson Enterprises, Inc.	347	63,272
United Rentals, Inc.	173	122,550
Watsco, Inc.	111	49,236
WW Grainger, Inc.	110	119,632
Total Trading Companies & Distributors		439,354

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

May 31, 2025

Investments	Shares	Value
Water Utilities — 0.0%
American Water Works Co., Inc.	411	58,761
Wireless Telecommunication Services — 0.5%
T-Mobile U.S., Inc.	2,792	$676,222
Total United States		123,178,462
TOTAL COMMON STOCKS (COST: $114,429,366)		123,954,143
MUTUAL FUND — 5.4%
United States — 5.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.18%(b)
(Cost: $7,422,775)	7,422,775	7,422,775
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.1%
United States — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.27%(b)
(Cost: $92,157)	92,157	92,157
TOTAL INVESTMENTS IN SECURITIES — 96.2% (Cost: $121,944,298)		131,469,075
Other Assets less Liabilities — 3.8%		5,127,159
NET ASSETS — 100.0%		$136,596,234

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at May 31, 2025. At May 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $579,547 and the total market value of the collateral held by the Fund was $594,524. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $502,367.
(b)	Rate shown represents annualized 7-day yield as of May 31, 2025.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
Gold 100 Ounce	360	8/27/25	$119,354,400	$(676,117)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

May 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$123,954,143	$–	$–	$123,954,143
Mutual Fund	–	7,422,775	–	7,422,775
Investment of Cash Collateral for Securities Loaned	–	92,157	–	92,157
Total Investments in Securities	$123,954,143	$7,514,932	$–	$131,469,075
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(676,117)	$–	$–	$(676,117)
Total - Net	$123,278,026	$7,514,932	$–	$130,792,958

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated)

May 31, 2025

Investments	Shares	Value
COMMON STOCKS — 90.7%
Australia — 12.8%
Evolution Mining Ltd.	206,745	$1,177,499
Genesis Minerals Ltd.*	19,039	57,832
Gold Road Resources Ltd.	98,756	216,085
Northern Star Resources Ltd.	126,144	1,703,156
OceanaGold Corp.	72,428	321,855
Perseus Mining Ltd.	143,132	358,318
Ramelius Resources Ltd.	93,509	173,312
Regis Resources Ltd.*	87,433	284,713
St. Barbara Ltd.*	68,838	14,619
Vault Minerals Ltd.*	330,889	95,825
West African Resources Ltd.*	101,219	184,345
Westgold Resources Ltd.	48,115	94,132
Total Australia		4,681,691
Brazil — 4.6%
Wheaton Precious Metals Corp.	19,212	1,666,641
Burkina Faso — 1.0%
IAMGOLD Corp.*	53,083	364,149
Canada — 38.9%
Agnico Eagle Mines Ltd.	25,532	3,012,521
Alamos Gold, Inc., Class A	44,373	1,148,792
B2Gold Corp.	117,683	396,592
Barrick Mining Corp.	113,437	2,173,453
Centerra Gold, Inc.	21,699	154,502
Dundee Precious Metals, Inc.	21,193	325,999
Equinox Gold Corp.*	30,932	205,079
Franco-Nevada Corp.	9,855	1,656,919
GoGold Resources, Inc.*	30,907	43,609
Integra Resources Corp.*	1,286	2,086
K92 Mining, Inc.*	24,585	254,799
Kinross Gold Corp.	112,710	1,662,472
Lundin Gold, Inc.	8,993	433,707
New Gold, Inc.*	75,849	337,528
OR Royalties, Inc.	17,425	445,383
Pan American Silver Corp.	40,524	988,380
Sandstorm Gold Ltd.	20,905	184,800
SSR Mining, Inc.*	23,577	278,916
Torex Gold Resources, Inc.*	9,592	307,374
Wesdome Gold Mines Ltd.*	15,431	204,594
Total Canada		14,217,505
China — 2.6%
Shandong Gold Mining Co. Ltd., Class A	32,400	134,969
Zhaojin Mining Industry Co. Ltd., Class H	148,000	374,079
Zijin Mining Group Co. Ltd., Class A	184,200	453,489
Total China		962,537
Ivory Coast — 1.7%
Endeavour Mining PLC	20,495	627,095
Kazakhstan — 0.1%
Solidcore Resources PLC*	4,821	18,175
Mexico — 0.9%
Fresnillo PLC	20,708	324,777
Peru — 1.0%
Cia de Minas Buenaventura SAA, ADR	25,502	382,020
Russia — 0.0%
Petropavlovsk PLC*^	40,769	0
South Africa — 6.8%
Gold Fields Ltd., ADR	70,841	1,629,343
Harmony Gold Mining Co. Ltd., ADR	59,739	871,592
Total South Africa		2,500,935
Turkey — 1.1%
Eldorado Gold Corp.*	20,378	409,394
United Kingdom — 6.3%
Anglogold Ashanti PLC	52,195	2,286,663
United States — 12.9%
Coeur Mining, Inc.*	28,980	234,158
Newmont Corp.	46,721	2,463,131
Newmont Corp., CDI	18,796	975,556
Royal Gold, Inc.	5,964	1,062,308
Total United States		4,735,153
TOTAL COMMON STOCKS
(Cost: $27,879,224)		33,176,735
MUTUAL FUND — 5.5%
United States — 5.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.18%(a)
(Cost: $2,011,873)	2,011,873	2,011,873
TOTAL INVESTMENTS IN SECURITIES — 96.2% (Cost: $29,891,097)		35,188,608
Other Assets less Liabilities — 3.8%		1,398,890
NET ASSETS — 100.0%		$36,587,498

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	Rate shown represents annualized 7-day yield as of May 31, 2025.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CAD	Canadian dollar
CNH	Offshore Chinese renminbi
GBP	British pound
HKD	Hong Kong dollar
USD	United States dollar

ABBREVIATIONS:
ADR	American Depositary Receipt
CDI	Chess Depository Interest

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated)

May 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Bank of Montreal	6/2/2025	160,004	USD	220,000	CAD	$–		$(2)
Bank of Montreal	6/3/2025	5,100	GBP	10,687	AUD	0	^	–
Goldman Sachs	6/3/2025	234,000	CNH	50,486	AUD	2		–
Merrill Lynch	6/3/2025	159,000	HKD	20,277	USD	–		(0)^
						$2		$(2)

^	Amount represents less than $1.

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
Gold 100 Ounce	97	8/27/25	$32,159,380	$(177,993)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$–	$–	$0	*	$0
Other	33,176,735	–	–		33,176,735
Mutual Fund	–	2,011,873	–		2,011,873
Total Investments in Securities	$33,176,735	$2,011,873	$0		$35,188,608
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$2	$–		$2
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(2)	$–		$(2)
Futures Contracts[1]	(177,993)	–	–		(177,993)
Total - Net	$32,998,742	$2,011,873	$0		$35,010,615

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

May 31, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 80.6%
U.S. Treasury Bill — 80.6%
4.30%, 8/7/25*
(Cost: $104,177,522)	$105,000,000	$104,186,653
	Shares
EXCHANGE-TRADED FUNDS — 9.7%
United States — 9.7%
WisdomTree Bitcoin Fund^(a)	63,903	7,081,731
WisdomTree Floating Rate Treasury Fund(a)	107,807	5,424,848
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $10,050,633)		12,506,579
MUTUAL FUNDS — 3.5%
United States — 3.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.18%(b)
(Cost: $4,511,533)	4,511,533	4,511,533
TOTAL INVESTMENTS IN SECURITIES — 93.8% (Cost: $118,739,688)		121,204,765
Other Assets less Liabilities — 6.2%		8,076,488
NET ASSETS — 100.0%		$129,281,253

*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	Non-income producing security.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(b)	Rate shown represents annualized 7-day yield as of May 31, 2025.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2025 were as follows:

Affiliate	Value at 8/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2025	Dividend Income
WisdomTree Bitcoin Fund	$4,127,362	$1,856,366	$1,987,183	$35,334	$3,049,852	$7,081,731	$—
WisdomTree Floating Rate Treasury Fund	5,621,593	1,088,792	1,290,261	(989)	5,713	5,424,848	196,366
Total	$9,748,955	$2,945,158	$3,277,444	$34,345	$3,055,565	$12,506,579	$196,366

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

May 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Aluminum	104	12/15/25	$(6,409,000)	$462,498
Aluminum	7	12/14/26	(439,162)	(5,121)
Copper	39	12/15/25	(9,208,875)	(517,653)
Nickel	6	7/14/25	(545,015)	(10,893)
Nickel	30	12/15/25	(2,784,703)	142,299
Tin	5	8/18/25	(760,550)	51,260
Zinc	12	7/14/25	(783,540)	16,175
			$(20,930,845)	$138,565
Long Exposure
Aluminum	104	12/15/25	$6,409,000	$(745,381)
Aluminum	98	12/14/26	6,148,275	77,021
Brent Crude	156	5/29/26	9,703,200	86,870
Cattle Feeder	5	8/28/25	747,062	51,920
Cocoa	81	12/15/25	6,928,740	929,947
Coffee “C”	47	3/19/26	5,834,756	7,745
Copper	83	12/15/25	19,598,375	1,211,736
Corn	157	12/12/25	3,442,225	(66,503)
Cotton No. 2	53	12/8/25	1,795,375	(13,431)
Gasoline RBOB	52	11/28/25	3,745,560	(290,714)
Gold 100 Ounce	55	12/29/25	18,532,800	2,710,622
HRW Wheat	43	7/14/25	1,146,487	(177,238)
Lean Hogs	50	10/14/25	1,778,500	122,430
Live Cattle	41	8/29/25	3,433,340	14,542
Low Sulphur Gasoil	74	12/11/25	4,323,450	(454,829)
Natural Gas	58	2/25/26	2,376,260	110,175
Nickel	32	7/14/25	2,906,748	(151,268)
Nickel	30	12/15/25	2,784,703	(313,047)
NY Harbor ULSD	51	6/30/25	4,295,567	90,374
Platinum	38	7/29/25	2,004,310	139,543
Silver	43	12/29/25	7,253,025	(5,403)
Soybeans	86	11/14/25	4,415,025	(162,947)
Sugar No. 11	138	6/30/25	2,635,248	(215,635)
Tin	29	8/18/25	4,411,190	(149,353)
Wheat	93	7/14/25	2,483,100	(279,463)
WTI Crude Oil	155	2/20/26	9,045,800	(1,215,616)
Zinc	70	7/14/25	4,570,650	(415,076)
			$142,748,771	$897,021
Total - Net			$121,817,926	$1,035,586

ABBREVIATIONS:

HRW	Hard Red Winter
RBOB	Reformulated Blendstock for Oxygenate Blending
ULSD	Ultra-Low-Sulfur Diesel
WTI	West Texas Intermediate

Schedule of Investments (unaudited) (concluded)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

May 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$104,186,653	$–	$104,186,653
Exchange-Traded Funds	12,506,579	–	–	12,506,579
Mutual Funds	–	4,511,533	–	4,511,533
Total Investments in Securities	$12,506,579	$108,698,186	$–	$121,204,765
Financial Derivative Instruments
Futures Contracts[1]	$6,225,157	$–	$–	$6,225,157
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(5,189,571)	$–	$–	$(5,189,571)
Total - Net	$13,542,165	$108,698,186	$–	$122,240,351

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Equity Premium Income Fund (WTPI)

May 31, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 95.4%
U.S. Treasury Bills — 95.4%
4.31%, 6/5/25*	$82,000,000	$81,971,087
4.31%, 8/7/25*	144,500,000	143,380,680
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $225,326,860)		225,351,767
	Shares
EXCHANGE-TRADED FUND — 4.2%
United States — 4.2%
WisdomTree Floating Rate Treasury Fund(a)
(Cost: $10,045,631)	199,685	10,048,149

MUTUAL FUND — 0.7%
United States — 0.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.18%(b)
(Cost: $1,652,474)	1,652,474	1,652,474
TOTAL INVESTMENTS IN SECURITIES — 100.3%
(Cost: $237,024,965)		237,052,390
Other Liabilities less Assets — (0.3)%		(744,938)
NET ASSETS — 100.0%		$236,307,452

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(b)	Rate shown represents annualized 7-day yield as of May 31, 2025.

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2025 were as follows:

Affiliate	Value at 8/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2025	Dividend Income
WisdomTree Floating Rate Treasury Fund	$5,285,086	$5,711,091	$942,870	$(2,238)	$(2,920)	$10,048,149	$248,274

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Equity Premium Income Fund (WTPI)

May 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)
Put Options	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Appreciation/ (Depreciation)	Value
S&P 500 Index*	(210)	$(119,070,000)	$5,670	6/20/2025	$(2,996,496)	$2,388,546	$(607,950)
S&P 500 Index*	(205)	(122,795,000)	5,990	7/3/2025	(2,867,437)	(29,212)	(2,896,650)
					$(5,863,933)	$2,359,334	$(3,504,600)

*	Non-income producing security.
[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$225,351,767	$–	$225,351,767
Exchange-Traded Fund	10,048,149	–	–	10,048,149
Mutual Fund	–	1,652,474	–	1,652,474
Total Investments in Securities	$10,048,149	$227,004,241	$–	$237,052,390
Liabilities:
Financial Derivative Instruments
Written Options[1]	$–	$(3,504,600)	$–	$(3,504,600)
Total - Net	$10,048,149	$223,499,641	$–	$233,547,790

[1]	Amount shown represents the market value of the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

May 31, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 82.7%
U.S. Treasury Bills — 82.7%
4.29%, 8/7/25*
(Cost: $128,983,581)	$130,000,000	$128,993,000
	Shares
EXCHANGE-TRADED FUNDS — 7.6%
United States — 7.6%
WisdomTree Bitcoin Fund^(a)	45,009	4,987,897
WisdomTree Floating Rate Treasury Fund(a)	136,563	6,871,850
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $11,355,353)		11,859,747
MUTUAL FUNDS — 5.1%
United States — 5.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.18%(b)
(Cost: $8,013,052)	8,013,052	8,013,052
TOTAL INVESTMENTS IN SECURITIES — 95.4% (Cost: $148,351,986)		148,865,799
Other Assets less Liabilities — 4.6%		7,240,389
NET ASSETS — 100.0%		$156,106,188

*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	Non-income producing security.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(b)	Rate shown represents annualized 7-day yield as of May 31, 2025.

CURRENCY ABBREVIATIONS:
USD	United States Dollar
INR	Indian rupee

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2025 were as follows:

Affiliate	Value at 8/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2025	Dividend Income
WisdomTree Bitcoin Fund	$2,933,344	$10,485,983	$11,146,717	$1,937,905	$777,382	$4,987,897	$—
WisdomTree Floating Rate Treasury Fund	8,783,225	—	1,922,596	(2,554)	13,775	6,871,850	369,620
Total	$11,716,569	$10,485,983	$13,069,313	$1,935,351	$791,157	$11,859,747	$369,620

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

May 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Aluminum	49	6/16/25	$(2,986,452)	$(19,166)
Brent Crude	47	6/30/25	(2,950,660)	(129,357)
Gasoline RBOB	34	6/30/25	(2,877,563)	(28,965)
HRW Wheat	105	7/14/25	(2,799,562)	(3,655)
LME Lead	61	6/16/25	(2,964,585)	(24,136)
Low Sulphur Gasoil	49	6/12/25	(2,935,100)	(111,673)
Nickel	31	6/16/25	(2,804,765)	88,813
NY Harbor ULSD	34	6/30/25	(2,863,711)	(65,236)
Sugar No. 11	148	6/30/25	(2,826,208)	69,639
Wheat	105	7/14/25	(2,803,500)	81,558
WTI Crude Oil	49	6/20/25	(2,978,710)	(191,252)
Zinc	47	6/16/25	(3,061,885)	8,505
			$(34,852,701)	$(324,925)
Long Exposure
10 Year U.S. Treasury Note	166	9/19/25	$18,384,500	$(71,072)
2 Year U.S. Treasury Note	104	9/30/25	21,573,500	(44,795)
Aluminum	2	6/16/25	121,896	(1,389)
Brazilian Real	177	6/30/25	3,078,915	5,269
Cattle Feeder	19	8/28/25	2,838,837	(618)
Copper	12	6/16/25	2,866,149	28,113
Euro Stoxx 50 Index	104	6/20/25	6,337,785 *	(86,398)
Gold 100 Ounce	9	7/29/25	2,971,440	(30,972)
Korean Won	34	6/16/25	3,076,575	(18,152)
Lean Hogs	72	6/13/25	2,918,160	67,411
Live Cattle	34	8/29/25	2,847,160	3,508
LME Lead	2	6/16/25	97,199	(1,527)
Mexican Peso	122	6/16/25	3,141,500	57,014
Natural Gas	72	6/26/25	2,481,840	(307,232)
Nikkei 225 Index	24	6/12/25	6,313,732 *	517,157
S&P/TSX 60 Index	28	6/19/25	6,386,269 *	376,553
SA Rand	114	6/16/25	3,170,625	146,986
SGX INR/USD	131	6/26/25	3,056,754	(35,565)
Silver	18	7/29/25	2,972,610	49,897
Tin	19	6/16/25	2,878,880	(122,737)
U.S. Treasury Long Bond	139	9/19/25	15,676,594	(214,514)
Zinc	2	6/16/25	130,293	(4,187)
			$113,321,213	$312,750
Total - Net			$78,468,512	$(12,175)

*	Notional value has been converted to USD using the relevant foreign exchange rate as of May 31, 2025.

ABBREVIATIONS:
RBOB	Reformulated Blendstock for Oxygenate Blending
HRW	Hard Red Winter
ULSD	Ultra-Low-Sulfur Diesel
WTI	West Texas Intermediate

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

May 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$128,993,000	$–	$128,993,000
Exchange-Traded Funds	11,859,747	–	–	11,859,747
Mutual Funds	–	8,013,052	–	8,013,052
Total Investments in Securities	$11,859,747	$137,006,052	$–	$148,865,799
Financial Derivative Instruments
Futures Contracts[1]	$1,500,423	$–	$–	$1,500,423
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(1,512,598)	$–	$–	$(1,512,598)
Total - Net	$11,847,572	$137,006,052	$–	$148,853,624

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Target Range Fund (GTR)

May 31, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 72.8%
U.S. Treasury Bill — 72.8%
4.29%, 8/7/25*
(Cost: $40,183,438)	$40,500,000	$40,186,280
	Shares
MUTUAL FUND — 0.7%
United States — 0.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.18%(a)
(Cost: $400,948)	400,948	400,948
PURCHASED OPTIONS (EXCHANGE-TRADED) — 21.0%
Call Options	Number of Contracts	Notional Amount(b)	Strike Price	Expiration Date	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Value
iShares MSCI EAFE ETF^	1,437	$9,196,800	$64	1/16/26	$2,540,771	$1,066,099	$3,606,870
iShares MSCI Emerging Markets ETF^	1,304	4,694,400	36	1/16/26	1,012,213	327,647	1,339,860
iShares Russell 2000 ETF^	491	9,181,700	187	1/16/26	2,347,437	(966,008)	1,381,429
SPDR S&P 500 ETF Trust^	464	22,968,000	495	1/16/26	5,873,834	(627,850)	5,245,984
TOTAL PURCHASED OPTIONS (EXCHANGE-TRADED)
(Cost: $11,774,255)							11,574,143
TOTAL INVESTMENTS IN SECURITIES — 94.5% (Cost: $52,358,641)							52,161,371
Other Assets less Liabilities — 5.5%							3,064,571
NET ASSETS — 100.0%							$55,225,942

*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	Non-income producing security.
(a)	Rate shown represents annualized 7-day yield as of May 31, 2025.
(b)	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Target Range Fund (GTR)

May 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)
Call Options	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Appreciation/ (Depreciation)	Value
iShares MSCI EAFE ETF*	(1,437)	$(12,501,900)	$87	1/16/2026	$(631,010)	$(109,045)	$(740,055)
iShares MSCI Emerging Markets ETF*	(1,304)	(6,259,200)	48	1/16/2026	(152,509)	(50,263)	(202,772)
iShares Russell 2000 ETF*	(491)	(12,520,500)	255	1/16/2026	(446,971)	376,758	(70,213)
SPDR S&P 500 ETF Trust*	(464)	(31,088,000)	670	1/16/2026	(496,147)	269,483	(226,664)
					$(1,726,637)	$486,933	$(1,239,704)

*	Non-income producing security.
[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$40,186,280	$–	$40,186,280
Mutual Fund	–	400,948	–	400,948
Purchased Options	–	11,574,143	–	11,574,143
Total Investments in Securities	$–	$52,161,371	$–	$52,161,371
Liabilities:
Financial Derivative Instruments
Written Options[1]	$–	$(1,239,704)	$–	$(1,239,704)
Total - Net	$–	$50,921,667	$–	$50,921,667

[1]	Amount shown represents the market value of the financial instrument.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (“TBA”) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, using spot and forward rates provided by an independent pricing service provider. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Option contracts generally are valued at the mean of the closing bid/ask price on the primary exchange on which they trade. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”), or exchange-traded notes (“ETNs” or “ETN”) or closed-end funds (“CEFs” or “CEF”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF, ETN or CEF has not traded on its principal exchange.

Pursuant to Board-approved valuation procedures established by the Trust and WisdomTree Asset Management, Inc. (“WTAM”), the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Notes to Schedule of Investments (unaudited)

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a  security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund's investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended May 31, 2025, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Subsequent Event — Effective July 18, 2025, the WisdomTree Alternative Income Fund was renamed the WisdomTree Private Credit and Alternative Income Fund.